OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response . . . . . . . .20.00

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 470-8000

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Bull ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (74.9%)
3M Co.	MISMA	6,048	$483,659
Abbott Laboratories	PHARM	12,096	512,387
ACE, Ltd.	INSUR	2,184	87,491
ADC Telecommunications, Inc. *	TELEC	6,258	11,327
Adobe Systems, Inc.	SOFTW	1,848	91,421
Advanced Micro Devices, Inc. *	SEMIC	2,730	35,490
AES Corp. *	ELECT	4,998	49,930
Aetna, Inc.	HEALS	1,176	117,518
Affiliated Computer Srvcs, Inc. - Class A *	COMPU	1,008	56,115
AFLAC, Inc.	INSUR	3,906	153,154
Agilent Technologies, Inc. *	ELETR	3,780	81,534
Air Products & Chemicals, Inc.	CHEME	1,764	95,926
Alberto-Culver Co. - Class B	COSPC	714	31,045
Albertson’s, Inc.	FOOD	2,856	68,344
Alcoa, Inc.	MINIG	6,720	225,726
Allegheny Energy, Inc. *	ELECT	966	15,417
Allegheny Technologies, Inc.	IRONS	756	13,797
Allergan, Inc.	PHARM	1,008	73,130
Allied Waste Industries, Inc. *	ENVIR	2,478	21,930
Allstate Corp.	INSUR	5,376	257,994
Alltel Corp.	TELEC	2,394	131,455
Altera Corp. *	SEMIC	2,898	56,714
Altria Group, Inc.	AGRIC	15,876	746,808
Ambac Financial Group, Inc.	INSUR	840	67,158
Amerada Hess Corp.	OILGA	714	63,546
Ameren Corp.	ELECT	1,512	69,779
American Electric Power, Inc.	ELECT	3,066	97,989
American Express Co.	DIVFS	9,828	505,749
American International Group, Inc.	INSUR	20,160	1,370,679
American Power Conversion Corp.	ELECE	1,554	27,024
American Standard Cos. *	BUILD	1,638	63,735
AmerisourceBergen Corp.	PHARM	882	47,372
Amgen, Inc. *	BIOTE	9,786	554,671
AmSouth Bancorp	BANKS	2,730	66,612
Anadarko Petroleum Corp.	OILGA	1,932	128,208
Analog Devices, Inc.	SEMIC	2,940	114,013
Andrew Corp. *	TELEC	1,260	15,422
Anheuser-Busch Companies, Inc.	BEVER	6,216	310,489
Anthem, Inc. *	HEALS	1,092	95,277
AON Corp.	INSUR	2,436	70,011
Apache Corp.	OILGA	2,520	126,277
Apartment Invst & Mgt Co. - Class AREIT	REITS	714	24,833
Apollo Group, Inc. - Class A *	COMSV	1,512	110,935
Apple Computer, Inc. *	COMPU	2,982	115,553
Applera Corp. - Applied Biosystems Group	ELETR	1,554	29,324
Applied Materials, Inc. *	SEMIC	13,146	216,778
Applied Micro Circuits Corp. *	SEMIC	2,436	7,625
Archer-Daniels-Midland Co.	AGRIC	5,040	85,579
Ashland, Inc.	CHEME	546	30,620

See accompanying notes to the financial statements.

AT&T Corp.	TELEC	6,132	87,810
AT&T Wireless Services, Inc. *	TELEC	21,126	312,242
Autodesk, Inc.	SOFTW	882	42,892
Automatic Data Processing, Inc.	SOFTW	4,536	187,428
AutoNation, Inc. *	RETAL	2,058	35,151
AutoZone, Inc. *	RETAL	630	48,668
Avaya, Inc. *	TELEC	3,486	48,595
Avery Dennison Corp.	HOUPW	840	55,255
Avon Products, Inc.	COSPC	3,654	159,607
Baker Hughes, Inc.	OILGS	2,604	113,847
Ball Corp.	PACCO	882	33,013
Bank of America Corp.	BANKS	31,500	1,364,895
Bank of New York Co., Inc.	BANKS	6,006	175,195
Bard (C.R.), Inc.	HEALP	798	45,191
Bausch & Lomb, Inc.	HEALP	420	27,909
Baxter International, Inc.	HEALP	4,746	152,631
BB&T Corp.	BANKS	4,284	170,032
Bear Stearns Cos., Inc.	DIVFS	798	76,744
Becton, Dickinson & Co.	HEALP	1,932	99,884
Bed Bath & Beyond, Inc. *	RETAL	2,310	85,724
BellSouth Corp.	TELEC	14,154	383,856
Bemis Co., Inc.	PACCO	840	22,327
Best Buy Co., Inc.	RETAL	2,520	136,685
Big Lots, Inc. *	RETAL	882	10,787
Biogen Idec, Inc. *	BIOTE	2,604	159,287
Biomet, Inc.	HEALP	1,974	92,541
BJ Services Co.	OILGS	1,260	66,037
Black & Decker Corp.	HANMT	630	48,787
Block H & R, Inc.	COMSV	1,260	62,269
BMC Software, Inc. *	SOFTW	1,722	27,225
Boeing Co.	AEROD	6,510	336,046
Boise Cascade Corp.	FORPP	672	22,364
Boston Scientific Corp. *	HEALP	6,510	258,642
Bristol-Myers Squibb Co.	PHARM	15,078	356,896
Broadcom Corp. - Class A *	SEMIC	2,478	67,625
Brown-Forman Corp. - Class B	CHEME	924	42,319
Brunswick Corp.	LEISU	756	34,595
Burlington Northern Santa Fe Corp.	TRANS	2,898	111,022
Burlington Resources, Inc.	OILGA	3,066	125,093
Calpine Corp. *	ELECT	3,444	9,988
Campbell Soup Co.	FOOD	3,192	83,918
Capital One Financial Corp.	DIVFS	1,890	139,671
Cardinal Health, Inc.	PHARM	3,318	145,229
Caremark Rx, Inc. *	PHARM	3,612	115,837
Carnival Corp.	LEISU	4,914	232,382
Caterpillar, Inc.	MECCM	2,646	212,871
Cendant Corp.	COMSV	8,190	176,903
CenterPoint Energy, Inc.	ELECT	2,394	24,802
Centex Corp.	HOMEB	966	48,744
CenturyTel, Inc.	TELEC	1,050	35,952
ChevronTexaco Corp.	OILGA	16,506	885,382
Chiron Corp. *	BIOTE	1,470	64,974
Chubb Corp.	INSUR	1,470	103,312
CIENA Corp. *	TELEC	4,410	8,732
CIGNA Corp.	INSUR	1,050	73,112
Cincinnati Financial Corp.	INSUR	1,302	53,668
Cinergy Corp.	ELECT	1,386	54,886
Cintas Corp.	TEXTI	1,344	56,502

See accompanying notes to the financial statements.

Circuit City Stores, Inc.	RETAL	1,554	23,838
Cisco Systems, Inc. *	TELEC	52,332	947,210
Citigroup, Inc.	DIVFS	40,110	1,769,652
Citizens Communications Co.	TELEC	2,562	34,305
Citrix Systems, Inc. *	SOFTW	1,302	22,811
Clear Channel Communications, Inc.	MEDIA	4,578	142,696
Clorox Co.	HOUPW	1,638	87,306
CMS Energy Corp. *	ELECT	1,260	11,995
Coach, Inc. *	APPAR	1,470	62,357
Coca-Cola Co.	BEVER	18,774	751,899
Coca-Cola Enterprises, Inc.	BEVER	3,612	68,267
Colgate-Palmolive Co.	COSPC	4,116	185,961
Comcast Corp. - Special Class A *	MEDIA	17,304	488,665
Comerica, Inc.	BANKS	1,344	79,766
Computer Associates International, Inc.	SOFTW	4,536	119,297
Computer Sciences Corp. *	COMPU	1,470	69,237
Compuware Corp. *	SOFTW	2,982	15,357
Comverse Technology, Inc. *	TELEC	1,512	28,471
ConAgra Foods, Inc.	FOOD	4,074	104,743
ConocoPhillips	OILGA	5,334	441,922
Consolidated Edison, Inc.	ELECT	1,890	79,456
Constellation Energy Group, Inc.	ELECT	1,344	53,545
Convergys Corp. *	COMSV	1,092	14,666
Cooper Industries, Ltd. - Class A	MISMA	714	42,126
Cooper Tire & Rubber Co.	AUTPE	588	11,860
Coors (Adolph) Co. - Class B	BEVER	294	19,968
Corning, Inc. *	TELEC	10,794	119,598
Costco Wholesale Corp.	RETAL	3,570	148,369
Countrywide Credit Industries, Inc.	DIVFS	4,368	172,056
Crane Co.	MISMA	462	13,361
CSX Corp.	TRANS	1,680	55,776
Cummins, Inc.	MACDV	336	24,827
CVS Corp.	RETAL	3,108	130,940
Dana Corp.	AUTPE	1,176	20,803
Danaher Corp.	MISMA	2,394	122,764
Darden Restaurants, Inc.	RETAL	1,218	28,404
Deere & Co.	MACDV	1,932	124,710
Dell, Inc. *	COMPU	19,320	687,792
Delphi Automotive Systems Corp.	AUTPE	4,326	40,189
Delta Air Lines, Inc. *	AIRLI	966	3,178
Deluxe Corp.	COMSV	378	15,506
Devon Energy Corp.	OILGA	1,890	134,209
Dillards, Inc. - Class A	RETAL	630	12,436
Dollar General Corp.	RETAL	2,562	51,624
Dominion Resources, Inc.	ELECT	2,562	167,170
Donnelley (R.R.) & Sons Co.	COMSV	1,680	52,618
Dover Corp.	MISMA	1,554	60,404
Dow Chemical Co.	CHEME	7,266	328,278
Dow Jones & Company, Inc.	MEDIA	630	25,584
DTE Energy Co.	ELECT	1,344	56,703
Du Pont (E.I.) de Nemours	CHEME	7,728	330,758
Duke Energy Corp.	ELECT	7,266	166,319
Dynegy, Inc. - Class A *	PIPEL	2,940	14,671
E*TRADE Group, Inc. *	DIVFS	2,898	33,095
Eastman Chemical Co.	CHEME	588	27,959
Eastman Kodak Co.	MISMA	2,226	71,722
Eaton Corp.	MISMA	1,176	74,570
eBay, Inc. *	INTER	5,124	471,101

See accompanying notes to the financial statements.

Ecolab, Inc.	CHEME	1,974	62,063
Edison International	ELECT	2,520	66,805
El Paso Corp.	PIPEL	4,956	45,546
Electronic Arts, Inc. *	SOFTW	2,352	108,168
Electronic Data Systems Corp.	COMPU	3,948	76,552
Eli Lilly & Co.	PHARM	8,736	524,597
EMC Corp. *	COMPU	18,606	214,713
Emerson Electric Co.	ELECE	3,234	200,153
Engelhard Corp.	CHEME	966	27,386
Entergy Corp.	ELECT	1,764	106,916
EOG Resources, Inc.	OILGA	924	60,845
Equifax, Inc.	COMSV	1,050	27,678
Equity Office Properties TrustREIT	REITS	3,108	84,693
Equity Residential Properties TrustREIT	REITS	2,184	67,704
Exelon Corp.	ELECT	5,124	187,999
Express Scripts, Inc. - Class A *	PHARM	588	38,420
Exxon Mobil Corp.	OILGA	50,358	2,433,801
Family Dollar Stores, Inc.	RETAL	1,302	35,284
Fannie Mae	DIVFS	7,476	473,978
Federated Department Stores, Inc.	RETAL	1,386	62,966
Federated Investors, Inc. - Class B	DIVFS	840	23,890
FedEx Corp.	TRANS	2,310	197,944
Fifth Third Bancorp	BANKS	4,410	217,060
First Data Corp.	SOFTW	6,636	288,666
First Horizon National Corp.	BANKS	966	41,886
FirstEnergy Corp.	ELECT	2,562	105,247
Fiserv, Inc. *	SOFTW	1,512	52,708
Fisher Scientific International, Inc. *	ELETR	882	51,447
Fluor Corp.	ENGCO	630	28,048
Ford Motor Co.	AUTOM	14,154	198,863
Forest Laboratories, Inc. *	PHARM	2,856	128,463
Fortune Brands, Inc.	HOUPW	1,134	84,018
FPL Group, Inc.	ELECT	1,428	97,561
Franklin Resources, Inc.	DIVFS	1,932	107,728
Freddie Mac	DIVFS	5,334	347,990
Freeport-McMoRan Cop/Gld, Inc. - Class B	MINIG	1,386	56,133
Gannett Co., Inc.	MEDIA	2,058	172,378
Gap, Inc.	RETAL	7,014	131,162
Gateway, Inc. *	COMPU	2,898	14,345
General Dynamics Corp.	AEROD	1,554	158,663
General Electric Co.	MISMA	81,732	2,744,560
General Mills, Inc.	FOOD	2,940	132,006
General Motors Corp.	AUTOM	4,368	185,553
Genuine Parts Co.	DISTW	1,344	51,583
Genzyme Corp. - General Division *	BIOTE	1,764	95,979
Georgia Pacific Corp.	FORPP	2,016	72,475
Gilead Sciences, Inc. *	PHARM	3,318	124,027
Gillette Co.	COSPC	7,770	324,320
Golden West Financial Corp.	SAVLO	1,176	130,477
Goodrich Corp.	AEROD	924	28,977
Goodyear Tire & Rubber Co. *	AUTPE	1,344	14,435
Grainger (W.W.), Inc.	DISTW	714	41,162
Great Lakes Chemical Corp.	CHEME	378	9,677
Guidant Corp.	HEALP	2,436	160,873
Halliburton Co.	OILGS	3,402	114,613
Harley-Davidson, Inc.	LEISU	2,268	134,810
Harrah’s Entertainment, Inc.	LODGE	882	46,728
Hartford Financial Services Group, Inc.	INSUR	2,268	140,457

See accompanying notes to the financial statements.

Hasbro, Inc.	TOYGH	1,386	26,057
HCA, Inc.	HEALS	3,738	142,604
Health Management Assoc., Inc. – Class A	HEALS	1,890	38,613
Heinz (H.J.) Co.	FOOD	2,688	96,822
Hercules, Inc. *	CHEME	882	12,569
Hershey Foods Corp.	FOOD	1,890	88,282
Hewlett-Packard Co.	COMPU	23,394	438,638
Hilton Hotels Corp.	LODGE	2,982	56,181
Home Depot, Inc.	RETAL	17,010	666,792
Honeywell International, Inc.	MISMA	6,636	237,967
Hospira, Inc. *	PHARM	1,218	37,271
Humana, Inc. *	HEALS	1,218	24,336
Huntington Bancshares, Inc.	BANKS	1,764	43,941
Illinois Tool Works, Inc.	MISMA	2,352	219,136
IMS Health, Inc.	SOFTW	1,806	43,200
Ingersoll-Rand Co. - Class A	MISMA	1,344	91,352
Intel Corp.	SEMIC	49,644	995,858
International Business Machines Corp.	COMPU	12,978	1,112,734
International Flavors & Fragrances, Inc.	CHEME	714	27,275
International Game Technology	ENTER	2,688	96,634
International Paper Co.	FORPP	3,780	152,750
Interpublic Group of Companies, Inc. *	ADVER	3,276	34,693
Intuit, Inc. *	SOFTW	1,470	66,738
ITT Industries, Inc.	MISMA	714	57,113
J.P. Morgan Chase & Co.	DIVFS	27,594	1,096,310
Jabil Circuit, Inc. *	ELETR	1,554	35,742
Janus Capital Group, Inc.	DIVFS	1,848	25,151
JDS Uniphase Corp. *	TELEC	11,130	37,508
Jefferson-Pilot Corp.	INSUR	1,050	52,143
Johnson & Johnson	HEALP	22,974	1,294,126
Johnson Controls, Inc.	AUTPE	1,470	83,510
Jones Apparel Group, Inc.	APPAR	966	34,583
KB Home	HOMEB	378	31,937
Kellogg Co.	FOOD	3,192	136,170
Kerr-McGee Corp.	OILGA	1,176	67,326
KeyCorp	BANKS	3,150	99,540
KeySpan Corp.	GAS	1,260	49,392
Kimberly-Clark Corp.	COSPC	3,822	246,863
Kinder Morgan, Inc.	PIPEL	966	60,684
King Pharmaceuticals, Inc. *	PHARM	1,890	22,567
KLA -Tencor Corp. *	SEMIC	1,512	62,718
Knight-Ridder, Inc.	MEDIA	588	38,485
Kohls Corp. *	RETAL	2,646	127,511
Kroger Co. *	FOOD	5,712	88,650
Leggett & Platt, Inc.	HOMEF	1,470	41,307
Lexmark International Group, Inc. *	COMPU	1,008	84,682
Limited, Inc.	RETAL	3,654	81,448
Lincoln National Corp.	INSUR	1,344	63,168
Linear Technology Corp.	SEMIC	2,394	86,759
Liz Claiborne, Inc.	APPAR	840	31,685
Lockheed Martin Corp.	AEROD	3,444	192,106
Loews Corp.	INSUR	1,428	83,538
Louisiana-Pacific Corp.	FORPP	840	21,798
Lowe’s Cos., Inc.	RETAL	6,048	328,709
LSI Logic Corp. *	SEMIC	2,982	12,852
Lucent Technologies, Inc. *	TELEC	33,348	105,713
M&T Bank Corp.	BANKS	924	88,427
Manor Care, Inc.	HEALS	672	20,133

See accompanying notes to the financial statements.

Marathon Oil Corp.	OILGA	2,688	110,961
Marriott International, Inc. - Class A	LODGE	1,764	91,658
Marsh & McLennan Companies, Inc.	INSUR	4,032	184,504
Marshall & Ilsley Corp.	BANKS	1,722	69,397
Masco Corp.	BUILD	3,360	116,020
Mattel, Inc.	TOYGH	3,192	57,871
Maxim Integrated Products, Inc.	SEMIC	2,520	106,571
May Department Stores Co.	RETAL	2,268	58,129
Maytag Corp.	HOMEF	630	11,573
MBIA, Inc.	INSUR	1,092	63,565
MBNA Corp.	DIVFS	9,870	248,724
McCormick & Co., Inc.	FOOD	1,050	36,057
McDonald’s Corp.	RETAL	9,744	273,124
McGraw-Hill Companies, Inc.	MEDIA	1,470	117,144
McKesson Corp.	COMSV	2,268	58,174
Meadwestvaco Corp.	FORPP	1,554	49,573
Medco Health Solutions, Inc. *	PHARM	2,100	64,890
MedImmune, Inc. *	BIOTE	1,932	45,788
Medtronic, Inc.	HEALP	9,366	486,096
Mellon Financial Corp.	BANKS	3,276	90,712
Merck & Co., Inc.	PHARM	17,178	566,874
Mercury Interactive Corp. *	SOFTW	714	24,904
Meredith Corp.	MEDIA	378	19,422
Merrill Lynch & Co., Inc.	DIVFS	3,168	157,513
MetLife, Inc.	INSUR	5,796	224,015
MGIC Investment Corp.	INSUR	756	50,312
Micron Technology, Inc. *	SEMIC	4,746	57,094
Microsoft Corp.	SOFTW	84,168	2,327,245
Millipore Corp. *	BIOTE	378	18,087
Molex, Inc.	ELECE	1,470	43,835
Monsanto Co.	AGRIC	2,058	74,952
Monster Worldwide, Inc. *	INTER	924	22,767
Moody’s Corp.	COMSV	1,134	83,066
Morgan Stanley Dean Witter & Co.	DIVFS	8,484	418,261
Motorola, Inc.	TELEC	18,270	329,591
Mylan Laboratories, Inc.	PHARM	2,100	37,800
Nabors Industries, Ltd. *	OILGA	1,134	53,695
National City Corp.	BANKS	5,124	197,889
National Semiconductor Corp. *	SEMIC	2,772	42,938
Navistar International Corp. *	AUTOM	546	20,306
NCR Corp. *	COMPU	714	35,407
Network Appliance, Inc. *	COMPU	2,772	63,756
New York Times Co. - Class A	MEDIA	1,134	44,339
Newell Rubbermaid, Inc.	HOUSE	2,142	42,926
Newmont Mining Corp.	MINIG	3,444	156,805
Nextel Communications, Inc. - Class A *	TELEC	8,610	205,262
NICOR, Inc.	GAS	336	12,331
Nike, Inc. - Class B	APPAR	2,058	162,170
NiSource, Inc.	ELECT	2,058	43,239
Noble Corp. *	OILGA	1,050	47,198
Nordstrom, Inc.	RETAL	1,092	41,758
Norfolk Southern Corp.	TRANS	3,066	91,183
North Fork Bancorp, Inc.	BANKS	1,344	59,741
Northern Trust Corp.	BANKS	1,722	70,258
Northrop Grumman Corp.	AEROD	2,772	147,831
Novell, Inc. *	SOFTW	2,982	18,816
Novellus Systems, Inc. *	SEMIC	1,092	29,036
Nucor Corp.	IRONS	630	57,563

See accompanying notes to the financial statements.

NVIDIA Corp. *	SEMIC	1,302	18,905
Occidental Petroleum Corp.	OILGA	3,024	169,132
Office Depot, Inc. *	RETAL	2,436	36,613
Omnicom Group, Inc.	ADVER	1,470	107,398
Oracle Corp. *	SOFTW	40,026	451,493
PACCAR, Inc.	AUTOM	1,344	92,897
Pactiv Corp. *	PACCO	1,176	27,342
Pall Corp.	MISMA	966	23,648
Parametric Technology Corp. *	SOFTW	2,100	11,088
Parker Hannifin, Corp.	ELETR	924	54,387
Paychex, Inc.	COMSV	2,940	88,641
Penney (J.C.) Co.	RETAL	2,226	78,533
Peoples Energy Corp.	GAS	294	12,254
PeopleSoft, Inc. *	SOFTW	2,856	56,692
PepsiCo, Inc.	BEVER	13,104	637,510
PerkinElmer, Inc.	ELETR	1,008	17,358
Pfizer, Inc.	PHARM	58,464	1,788,998
PG&E Corp. *	ELECT	3,108	94,483
Phelps Dodge Corp.	MINIG	714	65,709
Pinnacle West Capital Corp.	ELECT	714	29,631
Pitney Bowes, Inc.	OFFBE	1,806	79,645
Plum Creek Timber Company, Inc.	FORPP	1,428	50,023
PMC-Sierra, Inc. *	SEMIC	1,386	12,211
PNC Financial Services Group	BANKS	2,184	118,154
Power-One, Inc. *	ELECE	630	4,082
PPG Industries, Inc.	CHEME	1,344	82,360
PPL Corp.	ELECT	1,470	69,355
Praxair, Inc.	CHEME	2,520	107,705
Principal Financial Group, Inc.	INSUR	2,436	87,623
Procter & Gamble Co.	COSPC	19,698	1,066,055
Progress Energy, Inc.	ELECT	1,890	80,023
Progress Energy, Inc.CVO	ELECT	189	0
Progressive Corp.	INSUR	1,680	142,380
PrologisREIT	REITS	1,428	50,323
Providian Financial Corp. *	DIVFS	2,268	35,245
Prudential Financial, Inc.	INSUR	4,032	189,665
Public Service Enterprise Group, Inc.	ELECT	1,848	78,725
Pulte Homes, Inc.	HOMEB	966	59,284
QLogic Corp. *	SEMIC	714	21,142
Qualcomm, Inc.	TELEC	12,600	491,904
Quest Diagnostics, Inc.	HEALS	798	70,400
Qwest Communications International, Inc. *	TELEC	14,070	46,853
RadioShack Corp.	RETAL	1,218	34,884
Raytheon Co.	AEROD	3,486	132,398
Reebok International, Ltd.	APPAR	462	16,965
Regions Financial Corp.	BANKS	3,570	118,024
Reynolds American, Inc.	AGRIC	1,134	77,157
Robert Half International, Inc.	COMSV	1,344	34,635
Rockwell Collins, Inc.	AEROD	1,386	51,476
Rockwell International Corp.	MACDV	1,428	55,264
Rohm & Haas Co.	CHEME	1,722	73,994
Rowan Companies, Inc. *	OILGA	840	22,176
Ryder System, Inc.	TRANS	504	23,708
Sabre Holdings Corp.	LEISU	1,050	25,757
SAFECO Corp.	INSUR	1,092	49,850
Safeway, Inc. *	FOOD	3,444	66,504
Sanmina-SCI Corp. *	ELETR	4,032	28,426
Sara Lee Corp.	FOOD	6,132	140,177

See accompanying notes to the financial statements.

SBC Communications, Inc.	TELEC	25,662	665,929
Schering-Plough Corp.	PHARM	11,382	216,941
Schlumberger, Ltd.	OILGS	4,578	308,145
Schwab (Charles) Corp.	DIVFS	10,584	97,267
Scientific-Atlanta, Inc.	TELEC	1,176	30,482
Seagate Technology, Inc. *(a)	COMPU	405	0
Sealed Air Corp. *	PACCO	630	29,201
Sears, Roebuck & Co.	RETAL	1,638	65,274
Sempra Energy	GAS	1,806	65,359
Sherwin-Williams Co.	CHEME	1,092	48,004
Siebel Systems, Inc. *	SOFTW	3,906	29,451
Sigma-Aldrich Corp.	CHEME	546	31,668
Simon Property Group, Inc.REIT	REITS	1,596	85,593
SLM Corp.	DIVFS	3,360	149,856
Snap-on, Inc.	HANMT	462	12,733
Solectron Corp. *	ELETR	7,434	36,798
Southern Co.	ELECT	5,712	171,245
SouthTrust Corp.	BANKS	2,562	106,733
Southwest Airlines Co.	AIRLI	6,132	83,518
Sovereign Bancorp, Inc.	SAVLO	2,646	57,736
Sprint Corp. (FON Group)	TELEC	11,257	226,593
St. Jude Medical, Inc. *	HEALP	1,386	104,324
St. Paul Companies, Inc.	INSUR	5,166	170,788
Stanley Works	HANMT	630	26,794
Staples, Inc.	RETAL	3,864	115,224
Starbucks Corp. *	RETAL	3,066	139,380
Starwood Hotels & Resorts Worldwide, Inc.	LODGE	1,596	74,086
State Street Corp.	BANKS	2,604	111,217
Stryker Corp.	HEALP	3,108	149,433
Sun Microsystems, Inc. *	COMPU	25,746	104,014
SunGard Data Systems, Inc. *	COMPU	2,226	52,912
Sunoco, Inc.	OILGA	588	43,500
SunTrust Banks, Inc.	BANKS	2,184	153,775
SuperValu, Inc.	FOOD	1,050	28,928
Symantec Corp. *	INTER	2,436	133,688
Symbol Technologies, Inc.	ELETR	1,848	23,359
Synovus Financial Corp.	BANKS	2,394	62,603
Sysco Corp.	FOOD	4,956	148,283
T. Rowe Price Group, Inc.	DIVFS	966	49,208
Target Corp.	RETAL	6,972	315,483
TECO Energy, Inc.	ELECT	1,554	21,026
Tektronix, Inc.	ELETR	672	22,344
Tellabs, Inc. *	TELEC	3,234	29,720
Temple-Inland, Inc.	FORPP	420	28,203
Tenet Healthcare Corp. *	HEALS	3,612	38,973
Teradyne, Inc. *	SEMIC	1,512	20,261
Texas Instruments, Inc.	SEMIC	13,398	285,109
Textron, Inc.	MISMA	1,092	70,183
The Pepsi Bottling Group, Inc.	BEVER	1,974	53,594
Thermo Electron Corp. *	ELETR	1,260	34,045
Tiffany & Co.	RETAL	1,134	34,859
Time Warner, Inc. *	MEDIA	35,406	571,453
TJX Companies, Inc.	RETAL	3,780	83,311
Torchmark Corp.	INSUR	840	44,671
Toys R Us, Inc. *	RETAL	1,638	29,058
Transocean Sedco Forex, Inc. *	OILGA	2,478	88,663
Tribune Co.	MEDIA	2,478	101,970
TXU Corp.	ELECT	2,310	110,695

See accompanying notes to the financial statements.

Tyco International, Ltd.	MISMA	15,540	476,456
U.S. Bancorp	BANKS	14,532	419,975
Union Pacific Corp.	TRANS	2,016	118,138
Unisys Corp. *	COMPU	2,604	26,873
United Parcel Service, Inc. - Class B	TRANS	8,694	660,048
United States Steel Corp.	IRONS	882	33,181
United Technologies Corp.	AEROD	3,948	368,665
UnitedHealth Group, Inc.	HEALS	5,166	380,940
Univision Communications, Inc. - Class A *	MEDIA	2,478	78,330
Unocal Corp.	OILGA	2,058	88,494
UnumProvident Corp.	INSUR	2,310	36,244
UST, Inc.	AGRIC	1,260	50,728
Valero Energy Corp.	OILGA	1,008	80,852
Veritas Software Corp. *	SOFTW	3,360	59,808
Verizon Communications, Inc.	TELEC	21,420	843,520
VF Corp.	APPAR	840	41,538
Viacom, Inc. - Class B	MEDIA	13,440	451,046
Visteon Corp.	AUTPE	1,008	8,054
Vulcan Materials Co.	BUILD	798	40,658
Wachovia Corp.	BANKS	10,122	475,228
Wal-Mart Stores, Inc.	RETAL	32,844	1,747,300
Walgreen Co.	RETAL	7,938	284,419
Walt Disney Co.	MEDIA	15,918	358,951
Washington Mutual, Inc.	SAVLO	6,762	264,259
Waste Management, Inc.	ENVIR	4,494	122,866
Waters Corp. *	ELETR	924	40,748
Watson Pharmaceuticals, Inc. *	PHARM	840	24,746
Wellpoint Health Networks, Inc. *	HEALS	1,218	128,000
Wells Fargo & Co.	BANKS	13,062	778,887
Wendy’s International, Inc.	RETAL	882	29,635
Weyerhaeuser Co.	FORPP	1,848	122,855
Whirlpool Corp.	HOMEF	504	30,285
Williams Companies, Inc.	PIPEL	4,032	48,787
Winn-Dixie Stores, Inc.	FOOD	1,092	3,374
Worthington Industries, Inc.	METFH	672	14,347
Wrigley (WM.) JR Co.	FOOD	1,722	109,020
Wyeth	PHARM	10,332	386,417
Xcel Energy, Inc.	ELECT	3,108	53,831
Xerox Corp. *	OFFBE	6,510	91,660
Xilinx, Inc.	SEMIC	2,688	72,576
XL Capital, Ltd. - Class A	INSUR	1,092	80,797
Yahoo!, Inc. *	INTER	10,542	357,479
YUM! Brands, Inc.	RETAL	2,268	92,217
Zimmer Holdings, Inc. *	HEALP	1,890	149,386
Zions Bancorp	BANKS	672	41,019

TOTAL COMMON STOCKS (Cost $71,597,608)			79,780,677

Principal Amount
Repurchase Agreements (23.4%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $24,911,003 (Collateralized by $25,527,000 Federal National Mortgage Association, 1.86%, 12/29/04, market value $25,408,226)	$24,910,000	24,910,000

See accompanying notes to the financial statements.

TOTAL REPURCHASE AGREEMENTS (Cost $24,910,000)	24,910,000

TOTAL INVESTMENT SECURITIES (Cost $96,507,608) - 98.3%	104,690,677
Net other assets (liabilities) – 1.7%	1,820,753

NET ASSETS – 100.0%	$106,511,430

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2004	96	$(162,832)
(Underlying face amount at value $26,755,200)
E-Mini S&P 500 Futures Contract expiring December 2004	2	(480)
(Underlying face amount at value $111,450)

*	Non-income producing security

(a)	Escrowed Security

CVO	Contingent Value Obligation

REIT	Real Estate Investment Trust

Bull ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

ADVER	Advertising	0.1%
AEROD	Aerospace/Defense	1.3%
AGRIC	Agriculture	1.0%
AIRLI	Airlines	0.1%
APPAR	Apparel	0.3%
AUTOM	Auto Manufacturers	0.5%
AUTPE	Auto Parts & Equipment	0.2%
BANKS	Banks	4.9%
BEVER	Beverages	1.7%
BIOTE	Biotechnology	0.9%
BUILD	Building Materials	0.2%
CHEME	Chemicals	1.3%
COMPU	Computers	3.0%
COMSV	Commercial Services	0.7%
COSPC	Cosmetics/Personal Care	1.9%
DISTW	Distribution/Wholesale	0.1%
DIVFS	Diversified Financial Service	5.5%
ELECE	Electrical Components & Equipment	0.3%
ELECT	Electric	2.0%
ELETR	Electronics	0.4%
ENGCO	Engineering & Construction	NM
ENTER	Entertainment	0.1%
ENVIR	Environmental Control	0.1%
FOOD	Food	1.2%
FORPP	Forest Products & Paper	0.5%
GAS	Gas	0.1%
HANMT	Hand/Machine Tools	0.1%
HEALP	Healthcare-Products	2.8%
HEALS	Healthcare-Services	1.0%
HOMEB	Home Builders	0.1%
HOMEF	Home Furnishings	0.1%
HOUPW	Household Products/Wares	0.2%
HOUSE	Housewares	NM
INSUR	Insurance	3.7%
INTER	Internet	0.9%
IRONS	Iron/Steel	0.1%
LEISU	Leisure Time	0.4%
LODGE	Lodging	0.3%
MACDV	Machinery-Diversified	0.2%
MECCM	Machinery-Construction & Mining	0.2%
MEDIA	Media	2.5%
METFH	Metal Fabricate/Hardware	NM
MINIG	Mining	0.5%
MISMA	Miscellaneous Manufacturing	4.5%
OFFBE	Office/Business Equipment	0.2%
OILGA	Oil & Gas	4.9%
OILGS	Oil & Gas Services	0.6%
PACCO	Packaging & Containers	0.1%
PHARM	Pharmaceuticals	4.8%

See accompanying notes to the financial statements.

PIPEL	Pipelines	0.2%
REITS	Real Estate Investment Trust	0.3%
RETAL	Retail	5.2%
SAVLO	Savings & Loans	0.4%
SEMIC	Semiconductors	2.2%
SOFTW	Software	3.8%
TELEC	Telecommunications	4.8%
TEXTI	Textiles	0.1%
TOYGH	Toys/Games/Hobbies	0.1%
TRANS	Transportation	1.2%
	Other**	25.1%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Mid-Cap ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (71.5%)
3Com Corp. *	TELEC	21,240	$89,633
99 Cents Only Stores *	RETAL	3,717	52,893
Abercrombie & Fitch Co. - Class A	RETAL	5,310	167,265
Activision, Inc. *	SOFTW	7,434	103,110
Acxiom Corp.	SOFTW	4,779	113,453
Adesa, Inc. *	COMSV	5,310	87,243
ADTRAN, Inc.	TELEC	4,248	96,345
Advanced Fibre Communications, Inc. *	TELEC	4,779	75,986
Advent Software, Inc. *	SOFTW	1,593	26,810
Aeropostale, Inc. *	RETAL	3,186	83,473
AGCO Corp. *	MACDV	4,779	108,101
AGL Resources, Inc.	GAS	3,717	114,372
Airgas, Inc.	CHEME	4,248	102,249
AirTran Holdings, Inc. *	AIRLI	4,779	47,599
Alaska Air Group, Inc. *	AIRLI	1,593	39,475
Albemarle Corp.	CHEME	2,124	74,531
Alexander & Baldwin, Inc.	TRANS	2,124	72,089
Alliance Data Systems Corp. *	COMSV	4,248	172,299
Alliant Energy Corp.	ELECT	6,372	158,535
Alliant Techsystems, Inc. *	AEROD	2,124	128,502
Allmerica Financial Corp. *	INSUR	2,655	71,366
AMB Property Corp.REIT	REITS	4,248	157,261
American Eagle Outfitters, Inc.	RETAL	3,717	136,971
American Financial Group, Inc.	INSUR	4,248	126,973
American Greetings Corp. - Class A	HOUPW	3,717	93,371
AmeriCredit Corp. *	DIVFS	8,496	177,396
Amerus Group Co.	INSUR	2,124	87,084
Ametek, Inc.	ELECE	3,717	112,699
AnnTaylor Stores Corp. *	RETAL	3,717	86,978
Applebee’s International, Inc.	RETAL	4,248	107,389
Apria Heathcare Group, Inc. *	HEALS	2,655	72,349
Aqua America, Inc.	WATER	5,310	117,404
Aquila, Inc. *	ELECT	12,744	39,761
Arch Coal, Inc.	COAL	3,186	113,071
Arrow Electronics, Inc. *	ELETR	6,372	143,880
Arthur J. Gallagher & Co.	INSUR	4,779	158,328
ArvinMeritor, Inc.	AUTPE	3,717	69,694
Ascential Software Corp. *	SOFTW	3,186	42,915
Associated Banc-Corp.	BANKS	5,841	187,321
Astoria Financial Corp.	SAVLO	4,248	150,762
Atmel Corp. *	SEMIC	26,019	94,189
Avnet, Inc. *	ELETR	6,372	109,089
Avocent Corp. *	INTER	2,655	69,110
Bandag, Inc.	AUTPE	1,062	46,516
Bank of Hawaii Corp.	BANKS	2,655	125,449
Banknorth Group, Inc.	BANKS	9,558	334,530
Banta Corp.	COMSV	1,593	63,322
Barnes & Noble, Inc. *	RETAL	3,717	137,529
Barr Laboratories, Inc. *	PHARM	5,841	241,993
Beckman Coulter, Inc.	HEALP	3,186	178,798
Belo (A.H.) Corp. - Class A	MEDIA	6,372	143,625
BJ’s Wholesale Club, Inc. *	RETAL	3,717	101,623
Black Hills Corp.	ELECT	1,593	44,254

See accompanying notes to the financial statements.

Blyth, Inc.	HOUPW	2,124	65,632
Bob Evans Farms, Inc.	RETAL	2,124	57,688
Borders Group, Inc.	RETAL	4,248	105,350
BorgWarner, Inc.	AUTPE	3,186	137,922
Bowater, Inc.	FORPP	3,186	121,674
Boyd Gaming Corp.	LODGE	4,779	134,529
Brink’s Co.	MISMA	3,186	96,122
Brinker International, Inc. *	RETAL	5,310	165,407
Brown & Brown, Inc.	INSUR	3,717	169,867
C.H. Robinson Worldwide, Inc.	TRANS	4,779	221,698
Cabot Corp.	CHEME	3,186	122,884
Cabot Microelectronics Corp. *	CHEME	1,593	57,746
Cadence Design Systems, Inc. *	COMPU	14,868	193,879
Caesars Entertainment, Inc. *	LODGE	16,992	283,766
Callaway Golf Co.	LEISU	4,248	44,901
Career Education Corp. *	COMSV	5,841	166,060
Carlisle Cos., Inc.	MISMA	1,593	101,840
Carmax, Inc. *	RETAL	5,841	125,874
Catalina Marketing Corp.	ADVER	2,655	61,277
CBRL Group, Inc.	RETAL	2,655	95,792
CDW Corp.	DISTW	4,779	277,325
Cephalon, Inc. *	PHARM	3,186	152,609
Ceridian Corp. *	COMPU	7,965	146,636
Certegy, Inc.	SOFTW	3,717	138,310
Charles River Laboratories Intl., Inc. *	BIOTE	2,655	121,599
CheckFree Corp. *	INTER	4,779	132,235
Cheesecake Factory, Inc. *	RETAL	2,655	115,227
Chico’s FAS, Inc. *	RETAL	4,779	163,442
Choicepoint, Inc. *	COMSV	4,779	203,824
Church & Dwight, Inc.	HOUPW	3,186	89,399
Cincinnati Bell, Inc. *	TELEC	13,275	46,330
City National Corp.	BANKS	2,655	172,442
Claire’s Stores, Inc.	RETAL	5,310	132,962
CNF, Inc.	TRANS	2,655	108,828
Cognizant Technology Solutions Corp.*	COMPU	6,903	210,611
Colonial BancGroup, Inc.	BANKS	7,434	152,025
Commerce Bancorp, Inc.	BANKS	4,248	234,490
Commscope, Inc. *	TELEC	3,186	68,818
Community Health Systems, Inc. *	HEALS	5,310	141,671
Compass Bancshares, Inc.	BANKS	6,903	302,489
Constellation Brands, Inc. *	BEVER	5,841	222,309
Cooper Cameron Corp. *	OILGS	3,186	174,720
Copart, Inc. *	RETAL	4,779	90,466
Corinthian Colleges, Inc. *	COMSV	4,779	64,421
Covance, Inc. *	HEALS	3,186	127,344
Coventry Health Care, Inc. *	HEALS	4,779	255,055
Credence Systems Corp. *	SEMIC	5,310	38,232
Cree Research, Inc. *	SEMIC	4,248	129,691
Crompton Corp.	CHEME	6,372	60,470
CSG Systems International, Inc. *	SOFTW	2,655	40,914
Cullen/Frost Bankers, Inc.	BANKS	2,655	123,378
Cypress Semiconductor Corp. *	SEMIC	6,903	61,023
Cytec Industries, Inc.	CHEME	2,124	103,970
CYTYC Corp. *	HEALP	5,841	141,060
D.R. Horton, Inc.	HOMEB	12,744	421,953
Dean Foods Co. *	FOOD	8,496	255,050
DENTSPLY International, Inc.	HEALP	4,248	220,641
DeVry, Inc. *	COMSV	3,717	76,979
Diebold, Inc.	COMPU	3,717	173,584
Dollar Tree Stores, Inc. *	RETAL	6,372	171,725
Donaldson Co., Inc.	MISMA	4,779	135,676
DPL, Inc.	ELECT	6,903	142,064

See accompanying notes to the financial statements.

DST Systems, Inc. *	COMPU	4,779	212,522
Dun & Bradstreet Corp. *	SOFTW	3,717	218,187
Duquesne Light Holdings, Inc.	ELECT	4,248	76,294
Dycom Industries, Inc. *	ENGCO	2,655	75,375
Eaton Vance Corp.	DIVFS	3,717	150,130
Education Management Corp. *	COMSV	4,248	113,167
Edwards (A.G.), Inc.	DIVFS	4,248	147,066
Edwards Lifesciences Corp. *	HEALP	3,186	106,731
Emmis Communications Corp. *	MEDIA	3,186	57,539
Energizer Holdings, Inc. *	ELECE	4,248	195,834
Energy East Corp.	ELECT	7,965	200,559
Ensco International, Inc.	OILGA	8,496	277,564
Entercom Communications Corp. *	MEDIA	2,655	86,712
Equitable Resources, Inc.	PIPEL	3,186	173,032
Everest Re Group, Ltd.	INSUR	3,186	236,815
Expeditors International of Washington, Inc.	TRANS	5,841	301,979
Fair, Isaac & Co., Inc.	SOFTW	3,717	108,536
Fairchild Semiconductor International, Inc. *	SEMIC	6,372	90,291
Fastenal Co.	DISTW	4,248	244,685
Federal Signal Corp.	MISMA	2,655	49,330
Ferro Corp.	CHEME	2,124	46,324
Fidelity National Financial, Inc.	INSUR	9,558	364,159
First American Financial Corp.	INSUR	4,779	147,337
First Health Group Corp. *	COMSV	4,779	76,894
FirstMerit Corp.	BANKS	4,779	125,712
Flowserve Corp. *	MACDV	3,186	77,037
FMC Corp. *	CHEME	2,124	103,163
FMC Technologies, Inc. *	OILGS	3,717	124,148
Foot Locker, Inc.	RETAL	8,496	201,355
Forest Oil Corp. *	OILGA	3,186	95,962
Furniture Brands International, Inc.	HOMEF	3,186	79,905
Gartner Group, Inc. *	COMSV	5,841	68,281
GATX Corp.	TRKLE	2,655	70,782
Gentex Corp.	ELETR	4,248	149,231
Glatfelter (P.H.) Co.	FORPP	2,124	26,316
Graco, Inc.	MACDV	3,717	124,503
Granite Construction, Inc.	ENGCO	2,124	50,764
Grant Prideco, Inc. *	OILGS	6,903	141,442
Great Plains Energy, Inc.	ELECT	4,248	123,829
Greater Bay Bancorp	BANKS	2,655	76,331
GreenPoint Financial Corp.	SAVLO	7,434	345,012
GTECH Holdings Corp.	ENTER	6,372	161,339
Hanover Compressor Co. *	OILGS	4,248	57,136
Harman International Industries, Inc.	HOMEF	3,717	400,507
Harris Corp.	TELEC	3,717	204,212
Harsco Corp.	MISMA	2,124	95,368
Harte-Hanks, Inc.	ADVER	4,779	119,523
Hawaiian Electric Industries, Inc.	ELECT	4,248	112,742
HCC Insurance Holdings, Inc.	INSUR	3,717	112,068
Health Net, Inc. *	HEALS	5,841	144,390
Helmerich & Payne, Inc.	OILGA	2,655	76,172
Henry Schein, Inc. *	HEALP	2,124	132,346
Herman Miller, Inc.	OFFFU	3,717	91,624
Hibernia Corp.	BANKS	8,496	224,379
Highwoods Properties, Inc.REIT	REITS	3,186	78,407
Hillenbrand Industries, Inc.	HEALP	3,186	160,989
HNI Corp.	OFFFU	3,186	126,102
Horace Mann Educators Corp.	INSUR	2,124	37,340
Hormel Foods Corp.	FOOD	7,434	199,083
Hospitality Properties TrustREIT	REITS	3,717	157,935
Hovnanian Enterprises - Class A *	HOMEB	3,186	127,759
Hubbell, Inc. - Class B	ELECE	3,186	142,828

See accompanying notes to the financial statements.

IDACORP, Inc.	ELECT	2,124	61,723
Imation Corp.	COMPU	2,124	75,593
IMC Global, Inc. *	CHEME	6,372	110,809
INAMED Corp. *	HEALP	2,124	101,251
Independence Community Bank Corp.	SAVLO	4,779	186,620
IndyMac Bancorp, Inc.	DIVFS	3,186	115,333
Integrated Circuit Systems, Inc. *	SEMIC	3,717	79,916
Integrated Device Technology, Inc. *	SEMIC	5,841	55,665
International Rectifier Corp. *	SEMIC	3,717	127,493
International Speedway Corp.	ENTER	2,655	132,485
Intersil Corp. - Class A	SEMIC	7,965	126,882
Investors Financial Services Corp.	BANKS	3,717	167,748
Invitrogen Corp. *	BIOTE	3,186	175,198
ITT Educational Services, Inc. *	COMSV	2,655	95,713
IVAX Corp. *	PHARM	13,806	264,386
J.B. Hunt Transport Services, Inc.	TRANS	4,248	157,771
Jack Henry & Associates, Inc.	COMPU	4,779	89,702
Jacobs Engineering Group, Inc. *	ENGCO	3,186	121,992
Jefferies Group, Inc.	DIVFS	3,186	109,821
JetBlue Airways Corp. *	AIRLI	5,841	122,193
JM Smucker Co.	FOOD	3,186	141,490
Keane, Inc. *	SOFTW	3,186	48,937
Kelly Services, Inc. - Class A	COMSV	2,124	56,732
KEMET Corp. *	ELETR	4,779	38,662
Kennametal, Inc.	HANMT	2,124	95,899
Korn/Ferry International *	COMSV	2,124	38,721
Krispy Kreme Doughnuts, Inc. *	RETAL	3,186	40,335
L-3 Communications Holdings, Inc.	AEROD	5,841	391,346
LaBranche & Co., Inc. *	DIVFS	3,186	26,922
Lam Research Corp. *	SEMIC	7,434	162,656
Lancaster Colony Corp.	MISMA	2,124	89,558
Lattice Semiconductor Corp. *	SEMIC	6,372	31,287
Laureate Education, Inc. *	COMSV	2,655	98,819
Lear Corp.	AUTPE	3,717	202,390
Lee Enterprises, Inc.	MEDIA	2,655	123,033
Legg Mason, Inc.	DIVFS	5,523	294,184
Lennar Corp. - Class B	HOMEB	8,496	404,410
Leucadia National Corp.	COMSV	3,717	210,567
Liberty Property Corp.	REITS	4,779	190,396
LifePoint Hospitals, Inc. *	HEALS	2,124	63,741
Lincare Holdings, Inc. *	HEALS	5,310	157,760
Longview Fibre Co.	FORPP	2,655	40,489
LTX Corp. *	SEMIC	3,186	17,236
Lubrizol Corp.	CHEME	2,655	91,863
Lyondell Chemical Co.	CHEME	9,558	214,674
Mack-Cali Realty Corp.REIT	REITS	3,186	141,140
Macromedia, Inc. *	INTER	3,717	74,637
Macrovision Corp. *	ENTER	2,655	63,932
Manadalay Resort Group	LODGE	3,717	255,172
Manpower, Inc.	COMSV	4,779	212,617
Martin Marietta Materials	BUILD	2,655	120,192
McAfee, Inc. *	INTER	8,496	170,770
McDATA Corp. - Class A *	COMPU	6,372	32,051
MDU Resources Group, Inc.	ELECT	6,372	167,775
Media General, Inc. - Class A	MEDIA	1,062	59,419
Mentor Graphics Corp. *	COMPU	3,717	40,757
Mercantile Bankshares Corp.	BANKS	4,248	203,734
Michaels Stores, Inc.	RETAL	3,717	220,084
Micrel, Inc. *	SEMIC	4,779	49,749
Microchip Technology, Inc.	SEMIC	11,151	299,292
Millennium Pharmaceuticals, Inc. *	BIOTE	16,461	225,680
Minerals Technologies, Inc.	CHEME	1,062	62,509

See accompanying notes to the financial statements.

Modine Manufacturing Co.	AUTPE	2,124	63,954
Mohawk Industries, Inc. *	TEXTI	3,717	295,093
Moneygram International, Inc.	COMSV	4,779	81,625
MPS Group, Inc. *	COMSV	5,841	49,123
Murphy Oil Corp.	OILGA	4,779	414,674
National Commerce Financial Corp.	BANKS	11,151	381,476
National Fuel Gas Co.	PIPEL	4,248	120,346
National Instruments Corp.	COMPU	4,248	128,587
National-Oilwell, Inc. *	OILGS	4,779	157,038
Neiman Marcus Group, Inc. - Class A	RETAL	2,655	152,663
New Plan Excel Realty Trust, Inc.REIT	REITS	5,310	132,750
New York Community Bancorp	SAVLO	14,337	294,482
Newfield Exploration Co. *	OILGA	3,186	195,111
Newport Corp. *	TELEC	2,124	24,362
Noble Energy, Inc.	OILGA	3,186	185,553
Nordson Corp.	MACDV	2,124	72,917
Northeast Utilities System	ELECT	6,903	133,849
NSTAR	ELECT	2,655	130,361
O’Reilly Automotive, Inc. *	RETAL	3,186	121,992
OGE Energy Corp.	ELECT	4,779	120,574
Ohio Casualty Corp. *	INSUR	3,186	66,683
Old Republic International Corp.	INSUR	10,089	252,527
Olin Corp.	CHEME	3,717	74,340
Omnicare, Inc.	PHARM	5,841	165,651
ONEOK, Inc.	GAS	5,841	151,983
Outback Steakhouse, Inc.	RETAL	4,248	176,419
Pacific Sunwear of California, Inc. *	RETAL	4,248	89,420
PacifiCare Health Systems, Inc. *	HEALS	4,779	175,389
Packaging Corp. of America	PACCO	5,841	142,930
Par Pharmaceutical Companies, Inc. *	PHARM	1,593	57,236
Patterson Dental Co. *	HEALP	3,717	284,575
Patterson-UTI Energy, Inc.	OILGA	9,027	172,145
Payless ShoeSource, Inc. *	RETAL	3,717	37,653
Peabody Energy Corp.	COAL	3,717	221,162
Pentair, Inc.	MISMA	5,310	185,373
Pepco Holdings, Inc.	ELECT	10,089	200,771
PepsiAmericas, Inc.	BEVER	7,434	141,989
Perrigo Co.	PHARM	3,717	76,384
Petsmart, Inc.	RETAL	7,965	226,126
Pier 1 Imports, Inc.	RETAL	4,779	86,404
Pioneer Natural Resources Co.	OILGA	6,372	219,707
Plains Exploration & Production Co. *	OILGA	4,248	101,357
Plantronics, Inc.	TELEC	2,655	114,802
Plexus Corp. *	ELETR	2,124	23,449
PMI Group, Inc.	INSUR	5,310	215,480
PNM Resources, Inc.	ELECT	3,186	71,717
Pogo Producing Co.	OILGA	3,717	176,372
Polycom, Inc. *	TELEC	5,310	105,244
Potlatch Corp.	FORPP	1,593	74,568
Powerwave Technologies, Inc. *	TELEC	5,841	35,981
Precision Castparts Corp.	METFH	3,717	223,206
Pride International, Inc. *	OILGA	7,434	147,119
Protective Life Corp.	INSUR	3,717	146,115
Protein Design Labs, Inc. *	BIOTE	5,310	103,970
Puget Energy, Inc.	ELECT	5,310	120,537
Quanta Services, Inc. *	COMSV	6,372	38,551
Quantum Corp. *	COMPU	10,089	23,306
Questar Corp.	PIPEL	4,779	218,974
Radian Group, Inc.	INSUR	5,310	245,481
Raymond James Financial Corp.	DIVFS	4,248	102,462
Rayonier, Inc.	FORPP	2,655	120,112
Reader’s Digest Association, Inc.	MEDIA	5,310	77,473

See accompanying notes to the financial statements.

Regis Corp.	RETAL	2,655	106,784
Renal Care Group, Inc. *	HEALS	3,717	119,799
Republic Services, Inc.	ENVIR	8,496	252,840
Retek, Inc. *	SOFTW	3,186	14,528
Reynolds & Reynolds Co.	COMPU	3,717	91,698
RF Micro Devices, Inc. *	TELEC	10,089	63,964
Rollins, Inc.	COMSV	2,655	64,490
Ross Stores, Inc.	RETAL	7,965	186,700
RPM, Inc.	CHEME	6,372	112,466
RSA Security, Inc. *	INTER	3,717	71,738
Ruby Tuesday, Inc.	RETAL	3,717	103,593
Ruddick Corp.	FOOD	2,655	52,144
Ryland Group, Inc.	HOMEB	1,062	98,405
Saks, Inc.	RETAL	7,965	95,978
Sandisk Corp. *	COMPU	9,027	262,865
SCANA Corp.	ELECT	5,841	218,103
Scholastic Corp. *	MEDIA	2,124	65,610
SEI Investments Co.	SOFTW	5,841	196,725
Semtech Corp. *	SEMIC	4,248	81,434
Sensient Technologies Corp.	CHEME	2,655	57,454
Sepracor, Inc. *	PHARM	4,779	233,120
Sequa Corp. - Class A *	AEROD	531	27,724
Sierra Pacific Resources *	ELECT	6,372	57,029
Silicon Laboratories, Inc. *	SEMIC	2,655	87,854
Silicon Valley Bancshares *	BANKS	2,124	78,949
Six Flags, Inc. *	ENTER	5,310	28,886
Smith International, Inc. *	OILGS	5,841	354,724
Smithfield Foods, Inc. *	FOOD	5,841	146,025
Sonoco Products Co.	PACCO	5,310	140,396
Sotheby’s Holdings, Inc. - Class A *	COMSV	3,186	50,084
SPX Corp.	MISMA	4,248	150,379
StanCorp Financial Group, Inc.	INSUR	1,593	113,422
Stericycle, Inc. *	ENVIR	2,655	121,865
STERIS Corp. *	HEALP	3,717	81,551
Storage Technology Corp. *	COMPU	5,841	147,544
Superior Industries International, Inc.	AUTPE	1,593	47,710
Swift Transportation Co., Inc. *	TRANS	4,248	71,451
Sybase, Inc. *	SOFTW	5,310	73,225
Synopsys, Inc. *	COMPU	8,496	134,492
TCF Financial Corp.	BANKS	7,434	225,176
Tech Data Corp. *	DISTW	3,186	122,820
Tecumseh Products Co.	MACDV	1,062	44,466
Teleflex, Inc.	MISMA	2,124	90,270
Telephone & Data Systems, Inc.	TELEC	3,186	268,165
The Scotts Co. - Class A *	HOUPW	1,593	102,191
Thomas & Betts Corp.	ELETR	3,186	85,449
Thor Industries, Inc.	HOMEB	3,186	84,333
Tidewater, Inc.	OILGS	3,186	103,704
Timberland Co. - Class A *	APPAR	2,124	120,643
Titan Corp. *	AEROD	4,779	66,763
Toll Brothers, Inc. *	HOMEB	4,248	196,810
Tootsie Roll Industries, Inc.	FOOD	2,655	77,579
Transaction Systems Architect, Inc. *	SOFTW	2,124	39,475
Triad Hospitals, Inc. *	HEALS	4,248	146,301
Trinity Industries, Inc.	MISMA	2,655	82,756
TriQuint Semiconductor, Inc. *	SEMIC	7,434	28,993
Tupperware Corp.	HOUPW	3,186	54,098
Tyson Foods, Inc. - Class A	FOOD	19,116	306,238
United Dominion Realty Trust, Inc.REIT	REITS	6,903	136,886
United Rentals, Inc. *	COMSV	4,248	67,501
Unitrin, Inc.	INSUR	3,717	154,516
Universal Corp.	AGRIC	1,593	71,112

See accompanying notes to the financial statements.

Universal Health Services, Inc. - Class B	HEALS	3,186	138,591
UTStarcom, Inc. *	TELEC	6,372	102,653
Valassis Communications, Inc. *	COMSV	2,655	78,535
Valeant Pharmaceuticals International	PHARM	4,779	115,269
Valspar Corp.	CHEME	2,655	123,935
Varco International, Inc. *	OILGS	5,310	142,414
Varian Medical Systems, Inc. *	HEALP	7,434	256,993
Varian, Inc. *	ELETR	2,124	80,436
Vectren Corp.	GAS	4,248	106,965
Vertex Pharmaceuticals, Inc. *	BIOTE	4,248	44,604
Vishay Intertechnology, Inc. *	ELETR	9,027	116,448
VISX, Inc. *	HEALP	2,655	54,693
W.R. Berkley Corp.	INSUR	4,779	201,483
Waddell & Reed Financial, Inc.	DIVFS	4,248	93,456
Washington Federal, Inc.	SAVLO	4,248	106,837
Washington Post Co. - Class B	MEDIA	531	488,520
Weatherford International, Ltd. *	OILGS	7,434	379,283
Webster Financial Corp.	BANKS	2,655	131,130
Werner Enterprises, Inc.	TRANS	4,248	82,029
Westamerica Bancorporation	BANKS	1,593	87,440
Westar Energy, Inc.	ELECT	4,779	96,536
Western Gas Resources, Inc.	PIPEL	4,248	121,450
Westwood One, Inc. *	MEDIA	5,310	104,979
WGL Holdings, Inc.	GAS	2,655	75,030
Whole Foods Market, Inc.	FOOD	3,186	273,327
Williams Sonoma, Inc. *	RETAL	6,372	239,270
Wilmington Trust Corp.	BANKS	3,717	134,593
Wind River Systems, Inc. *	SOFTW	4,248	51,826
Wisconsin Energy Corp.	ELECT	6,372	203,267
WPS Resources Corp.	ELECT	2,124	95,559
XTO Energy, Inc.	OILGA	14,337	465,665
York International Corp.	BUILD	2,124	67,097
Zebra Technologies Corp. *	MACDV	3,717	226,774

TOTAL COMMON STOCKS (Cost $42,414,512)			52,756,616

	Principal Amount
Repurchase Agreements (25.2%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $18,593,749 (Collateralized by $18,966,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $18,965,103)	$18,593,000	18,593,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,593,000)		18,593,000

TOTAL INVESTMENT SECURITIES (Cost $61,007,512) - 96.7%		71,349,616
Net other assets (liabilities) – 3.3%		2,495,511

NET ASSETS – 100.0%		$73,845,127

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring December 2004 (Underlying face amount at value $3,264,250)	11	$41,476

See accompanying notes to the financial statements.

E-Mini S&P MidCap 400 Futures Contract expiring December 2004 (Underlying face amount at value $17,864,650)	301	54,901

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.2%
AEROD	Aerospace/Defense	0.8%
AGRIC	Agriculture	0.1%
AIRLI	Airlines	0.3%
APPAR	Apparel	0.2%
AUTPE	Auto Parts & Equipment	0.8%
BANKS	Banks	4.7%
BEVER	Beverages	0.5%
BIOTE	Biotechnology	0.9%
BUILD	Building Materials	0.3%
CHEME	Chemicals	2.1%
COAL	Coal	0.5%
COMPU	Computers	2.7%
COMSV	Commercial Services	3.0%
DISTW	Distribution/Wholesale	0.9%
DIVFS	Diversified Financial Services	1.6%
ELECE	Electrical Components & Equipment	0.6%
ELECT	Electric	3.5%
ELETR	Electronics	1.0%
ENGCO	Engineering & Construction	0.3%
ENTER	Entertainment	0.5%
ENVIR	Environmental Control	0.5%
FOOD	Food	2.0%
FORPP	Forest Products & Paper	0.5%
GAS	Gas	0.6%
HANMT	Hand/Machine Tools	0.1%
HEALP	Healthcare-Products	2.3%
HEALS	Healthcare-Services	2.1%
HOMEB	Home Builders	1.8%
HOMEF	Home Furnishings	0.7%
HOUPW	Household Products/Wares	0.5%
INSUR	Insurance	3.9%
INTER	Internet	0.7%
LEISU	Leisure Time	0.1%
LODGE	Lodging	0.9%
MACDV	Machinery-Diversified	0.9%
MEDIA	Media	1.6%
METFH	Metal Fabricate/Hardware	0.3%
MISMA	Miscellaneous Manufacturing	1.5%
OFFFU	Office Furnishings	0.3%
OILGA	Oil & Gas	3.4%
OILGS	Oil & Gas Services	2.2%
PACCO	Packaging & Containers	0.4%
PHARM	Pharmaceuticals	1.8%
PIPEL	Pipelines	0.9%
REITS	Real Estate Investment Trust	1.3%
RETAL	Retail	5.6%
SAVLO	Savings & Loans	1.5%
SEMIC	Semiconductors	2.1%
SOFTW	Software	1.6%
TELEC	Telecommunications	1.8%
TEXTI	Textiles	0.4%
TRANS	Transportation	1.4%
TRKLE	Trucking & Leasing	0.1%
WATER	Water	0.2%
	Other**	28.5%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Small-Cap ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (71.0%)
21st Century Insurance Group	INSUR	3,927	$52,425
99 Cents Only Stores *	RETAL	8,925	127,003
A.C. Moore Arts & Crafts, Inc. *	RETAL	2,499	61,800
AAR Corp. *	AEROD	6,069	75,559
Aaron Rents, Inc.	COMSV	6,426	139,830
Abaxis, Inc. *	HEALP	3,213	41,801
Abgenix, Inc. *	PHARM	14,994	147,841
ABM Industries, Inc.	COMSV	6,783	136,677
Acadia Realty TrustREIT	REITS	4,641	68,455
Actuant Corp. *	MISMA	3,927	161,832
Acuity Brands, Inc.	MISMA	4,998	118,802
Adaptec, Inc. *	TELEC	19,278	146,513
Advanced Digital Information Corp. *	COMPU	11,781	102,495
Advisory Board Co. *	COMSV	3,213	107,957
ADVO, Inc.	ADVER	4,998	154,638
Affordable Residential CommunitiesREIT	REITS	4,641	67,759
Agile Software Corp. *	INTER	9,639	76,437
AirTran Holdings, Inc. *	AIRLI	8,211	81,782
AK Steel Holding Corp. *	IRONS	19,992	163,135
Alabama National BanCorporation	BANKS	2,142	128,242
Alamosa Holdings, Inc. *	TELEC	11,781	90,007
Albany International Corp. - Class A	MACDV	4,641	138,348
Albany Molecular Research, Inc. *	COMSV	4,284	41,126
Albemarle Corp.	CHEME	3,213	112,744
Alfa Corp.	INSUR	6,069	84,723
Alkermes, Inc. *	PHARM	13,923	160,671
Allegheny Technologies, Inc.	IRONS	9,996	182,427
Alliance Gaming Corp. *	ENTER	9,282	139,787
Alpharma, Inc.	PHARM	3,927	71,825
Altiris, Inc. *	SOFTW	3,927	124,290
AMC Entertainment, Inc. *	ENTER	5,712	109,328
AMCOL International Corp.	MINIG	3,927	75,084
American Medical Security Group, Inc. *	HEALS	2,142	68,523
American Medical Systems Holdings, Inc. *	HEALP	4,641	168,329
American States Water Co.	WATER	2,856	71,114
American Woodmark Corp.	HOMEF	2,142	79,308
AMERIGROUP Corp. *	HEALS	1,428	80,325
Amis Holdings, Inc. *	SEMIC	5,712	77,226
Amli Residential Properties TrustREIT	REITS	4,641	141,783
AmSurg Corp. *	HEALS	5,355	113,419
Anaren Microwave, Inc. *	TELEC	3,927	52,857
Anchor BanCorp Wisconsin, Inc.	SAVLO	3,570	92,463
Anixter International, Inc.	TELEC	4,641	162,854
ANSYS, Inc. *	SOFTW	2,856	142,029
Anteon International Corp. *	COMPU	4,284	157,009
Anthracite Capital, Inc.REIT	REITS	8,211	91,306
Apogee Enterprises, Inc.	BUILD	4,998	64,624
Apollo Investment Corp.	INVCO	11,424	161,650
Applera Corp. - Celera Genomics Group *	BIOTE	13,209	154,413
Applied Industrial Technologies, Inc.	MACDV	3,213	114,833
Apria Heathcare Group, Inc. *	HEALS	4,284	116,739
AptarGroup, Inc.	MISMA	4,284	188,367
aQuantive, Inc. *	INTER	8,568	82,681
Aquila, Inc. *	ELECT	35,700	111,384

See accompanying notes to the financial statements.

Arbitron, Inc. *	COMSV	2,856	104,558
Arch Chemicals, Inc.	CHEME	3,927	112,116
Arch Wireless, Inc. - Class A *	TELEC	3,213	92,309
Arctic Cat, Inc.	LEISU	2,499	64,849
Argonaut Group, Inc. *	INSUR	4,284	79,982
Ariad Pharmaceuticals, Inc. *	BIOTE	9,639	64,485
Ariba, Inc. *	INTER	8,211	76,691
Arkansas Best Corp.	TRANS	3,927	143,807
Armor Holdings, Inc. *	AEROD	4,284	178,257
Artisan Components, Inc. *	SEMIC	4,284	124,707
Ascential Software Corp. *	SOFTW	10,710	144,264
Atherogenics, Inc. *	PHARM	6,783	223,500
Avanex Corp. *	TELEC	14,637	29,859
Aviall, Inc. *	DISTW	4,284	87,394
Avista Corp.	ELECT	5,712	103,387
Axcelis Technologies, Inc. *	SEMIC	17,493	144,842
Aztar Corp. *	LODGE	2,856	75,684
Baldor Electric Co.	HANMT	5,355	126,699
BancorpSouth, Inc.	BANKS	11,067	254,430
Bandag, Inc.	AUTPE	1,785	78,183
BankAtlantic Bancorp, Inc. - Class A	SAVLO	4,284	78,483
Banner Corp.	BANKS	1,785	52,479
Banta Corp.	COMSV	2,499	99,335
BE Aerospace, Inc. *	AEROD	6,783	61,725
Bel Fuse, Inc. - Class B	ELETR	2,142	70,857
Benchmark Electronics, Inc. *	ELETR	6,783	202,134
Berry Petroleum Co. - Class A	OILGA	3,213	118,013
Beverly Enterprises, Inc. *	HEALS	19,635	148,637
BioMarin Pharmaceutical, Inc. *	PHARM	11,781	61,143
Black Box Corp.	TELEC	2,856	105,529
Black Hills Corp.	ELECT	3,213	89,257
Blue Coat Systems, Inc. *	INTER	1,785	25,704
Blyth, Inc.	HOUPW	3,570	110,313
Boca Resorts, Inc. - Class A *	LODGE	3,927	72,924
Bone Care International, Inc. *	PHARM	2,856	69,401
Boston Private Financial Holdings, Inc.	BANKS	4,998	124,750
Bowne & Co., Inc.	COMSV	6,426	83,474
Boyd Gaming Corp.	LODGE	2,499	70,347
Brady Corp. - Class A	ELETR	3,213	156,698
Brandywine Realty TrustREIT	REITS	4,284	122,008
Bright Horizons Family Solutions, Inc.	COMSV	2,499	135,671
Brocade Communications Systems, Inc. *	COMPU	46,767	264,233
Brooks Automation, Inc. *	SEMIC	7,497	106,083
Brown Shoe Company, Inc.	RETAL	3,213	80,518
Brush Engineered Materials, Inc. *	MINIG	3,213	66,541
Buckeye Technologies, Inc. *	FORPP	5,355	59,708
Burlington Coat Factory Wharehouse Corp.	RETAL	3,213	68,212
C&D Technologies, Inc.	ELECE	3,927	74,692
C-COR.net Corp. *	TELEC	7,854	66,366
Cabot Microelectronics Corp. *	CHEME	3,927	142,354
California Pizza Kitchen, Inc. *	RETAL	3,570	78,005
California Water Service Group	WATER	2,856	83,881
Callaway Golf Co.	LEISU	11,067	116,978
Calpine Corp. *	ELECT	76,041	220,519
Cambrex Corp.	BIOTE	4,284	94,034
Capital City Bank Group, Inc.	BANKS	1,785	69,097
Caraustar Industries, Inc. *	FORPP	5,355	89,803
Carpenter Technology Corp.	IRONS	3,570	170,432
Cascade Bancorp	BANKS	3,213	62,332
Cascade Corp.	MACDV	1,785	49,552
Casella Waste Systems, Inc. *	ENVIR	3,570	42,269
Casey’s General Stores, Inc.	RETAL	9,282	172,552

See accompanying notes to the financial statements.

Cash America International, Inc.	RETAL	5,355	130,983
Catalina Marketing Corp.	ADVER	8,568	197,750
Cathay Bancorp, Inc. *	BANKS	7,854	292,090
Cato Corp. - Class A	RETAL	3,570	79,433
Cell Therapeutics, Inc. *	PHARM	9,282	63,675
Centene Corp. *	HEALS	3,570	152,011
Central Pacific Financial Corp.	BANKS	3,377	92,925
Central Parking Corp.	COMSV	3,213	42,476
Century Aluminum Co. *	MINIG	3,213	89,096
CH Energy Group, Inc.	ELECT	2,856	130,805
Champion Enterprises, Inc. *	HOMEB	11,424	117,553
Charles River Associates, Inc. *	COMSV	1,785	68,348
Charming Shoppes, Inc. *	RETAL	21,063	149,969
Charter Communications, Inc. - Class A *	MEDIA	49,266	131,048
Charter Mun. Mortgage Acceptance Co.	DIVFS	6,426	141,308
Chattem, Inc. *	COSPC	3,213	103,619
Checkpoint Systems, Inc. *	ELETR	6,069	94,494
Chemical Financial Corp.	BANKS	4,284	156,452
Cheniere Energy, Inc. *	OILGA	3,570	70,543
Chesapeake Corp.	PACCO	3,570	85,751
Chiquita Brands International, Inc. *	FOOD	6,426	111,877
Chittenden Corp.	BANKS	4,739	129,138
Chordiant Software, Inc. *	INTER	13,209	38,438
Christopher & Banks Corp.	RETAL	6,069	97,165
Churchill Downs, Inc.	ENTER	1,428	55,906
Ciber, Inc. *	COMPU	9,282	69,801
Cimarex Energy Co. *	OILGA	6,783	236,998
Cincinnati Bell, Inc. *	TELEC	44,982	156,987
Circor International, Inc.	METFH	2,856	55,692
Citizens Banking Corp.	BANKS	7,854	255,805
City Holding Co.	BANKS	3,213	105,676
CKE Restaurants, Inc. *	RETAL	9,639	106,511
Clarcor, Inc.	MISMA	2,499	119,127
CLECO Corp.	ELECT	8,211	141,558
CMGI, Inc. *	INTER	68,901	83,370
CMS Energy Corp. *	ELECT	24,276	231,107
CNET Networks, Inc. *	INTER	20,349	186,193
Coeur d’Alene Mines Corp. *	MINIG	39,270	186,141
Cognex Corp.	MACDV	7,140	187,067
Coherent, Inc. *	ELETR	5,355	138,909
Cohu, Inc.	SEMIC	3,927	58,041
Cole National Corp. *	RETAL	2,499	69,247
Commerce Group, Inc.	INSUR	3,927	190,067
Commercial Federal Corp.	SAVLO	4,998	134,846
Commercial Metals Co.	METFH	4,641	184,340
Commercial NET Lease RealtyREIT	REITS	8,568	156,109
Commscope, Inc. *	TELEC	3,927	84,823
Community Bank System, Inc.	BANKS	4,641	116,628
Community Banks, Inc.	BANKS	1,785	51,747
Community Trust Bancorp, Inc.	BANKS	2,142	66,573
Compass Minerals International, Inc.	MINIG	2,856	63,403
CompuCredit Corp. *	DIVFS	3,570	66,473
Comstock Resources, Inc. *	OILGA	4,284	89,621
Conceptus, Inc. *	HEALP	4,641	43,022
Concur Technologies, Inc. *	SOFTW	4,641	48,684
CONMED Corp. *	HEALP	5,355	140,837
Consolidated Graphics, Inc. *	COMSV	2,142	89,750
Contenital Airlines, Inc. - Class B *	AIRLI	9,996	85,166
Cooper Tire & Rubber Co.	AUTPE	8,568	172,817
Cornerstone Realty Income Trust, Inc.REIT	REITS	9,282	90,592
Corporate Office Properties TrustREIT	REITS	5,355	137,195
Correctional Properties TrustREIT	REITS	2,142	58,477

See accompanying notes to the financial statements.

Corrections Corp. of America *	COMSV	5,712	201,975
Corus Bankshares, Inc.	BANKS	2,856	123,179
Corvis Corp. *	TELEC	71,400	57,120
CoStar Group, Inc. *	COMSV	2,856	140,487
Cousins Properties, Inc.REIT	REITS	4,284	146,984
Cray, Inc. *	COMPU	15,708	55,449
Credence Systems Corp. *	SEMIC	14,994	107,957
Crompton Corp.	CHEME	21,063	199,888
Cross Country Healthcare, Inc. *	COMSV	4,284	66,402
Crown Holdings, Inc. *	PACCO	19,635	202,437
CSK Auto Corp. *	RETAL	7,497	99,860
Cti Molecular Imaging, Inc. *	HEALP	5,712	46,096
Cubic Corp.	ELETR	2,856	65,402
Cubist Pharmaceuticals, Inc. *	PHARM	7,497	74,070
Cuno, Inc. *	MISMA	3,213	185,551
Curtiss-Wright Corp.	AEROD	3,570	204,311
CV Therapeutics, Inc. *	PHARM	5,712	71,400
CVB Financial Corp.	BANKS	6,783	150,718
Datascope Corp.	HEALP	2,142	79,897
Decode Genetics, Inc. *	BIOTE	8,925	67,205
Delphi Financial Group, Inc. - Class A	INSUR	1,785	71,703
Delta Air Lines, Inc. *	AIRLI	19,635	64,599
Deltic Timber Corp.	FORPP	1,785	71,025
Denbury Resources, Inc. *	OILGA	4,998	126,949
Dendrite International, Inc. *	SOFTW	6,783	109,342
DHB Industries, Inc. *	APPAR	3,570	50,694
Diagnostic Products Corp.	HEALP	3,570	145,906
Dick’s Sporting Goods, Inc. *	RETAL	5,355	190,745
Digital River, Inc. *	INTER	5,355	159,472
Digital Theater Systems, Inc. *	HOMEF	3,213	58,637
Digitas, Inc. *	INTER	9,996	77,269
Dime Community Bancshares, Inc.	SAVLO	5,712	95,962
Dionex Corp. *	ELETR	3,570	195,280
Direct General Corp.	INSUR	2,856	82,596
Discovery Laboratories, Inc. *	PHARM	8,568	57,406
Ditech Communications Corp. *	TELEC	5,355	119,898
DJ Orthopedics, Inc. *	HEALP	3,213	56,709
Dobson Communications Corp. *	TELEC	19,992	26,589
Dollar Thrifty Automotive Group, Inc. *	COMSV	3,927	95,544
Downey Financial Corp.	SAVLO	2,499	137,345
Drew Industries, Inc. *	BUILD	1,428	51,194
DRS Technologies, Inc. *	AEROD	2,856	106,929
Dyax Corp. *	PHARM	4,641	35,457
Dycom Industries, Inc. *	ENGCO	5,712	162,164
Eagle Materials - Class A	BUILD	2,856	203,632
EarthLink, Inc. *	INTER	24,633	253,721
Eastgroup Properties, Inc.REIT	REITS	3,213	106,672
Eclipsys Corp. *	SOFTW	6,783	105,815
EDO Corp.	AEROD	2,856	79,254
eFunds Corp. *	SOFTW	8,211	152,642
El Paso Electric Co. *	ELECT	8,211	131,951
Electro Scientific Industries, Inc. *	ELETR	4,998	86,715
ElkCorp	BUILD	3,570	99,103
Emmis Communications Corp. *	MEDIA	7,854	141,843
Empire District Electric Co.	ELECT	4,284	88,036
Emulex Corp. *	SEMIC	12,852	148,055
Encompass Services Corp. *	COMSV	1	0
Encore Acquisition Co. *	OILGA	3,927	135,482
Encysive Pharmaceuticals, Inc. *	BIOTE	9,639	87,040
EnPro Industries, Inc. *	MISMA	3,927	94,798
Enterasys Networks, Inc. *	TELEC	38,556	61,690
Entertainment Properties TrustREIT	REITS	3,570	134,946

See accompanying notes to the financial statements.

Entravision Communications Corp. *	MEDIA	8,925	67,919
Entrust Technologies, Inc. *	INTER	11,781	29,806
Enzo Biochem, Inc. *	BIOTE	4,284	64,260
Epicor Software Corp. *	SOFTW	7,140	85,894
Equity Inns, Inc.REIT	REITS	8,211	81,125
Equity One, Inc.REIT	REITS	5,355	105,065
eResearch Technology, Inc. *	INTER	5,712	76,141
ESCO Technologies, Inc. *	MISMA	2,499	169,332
ESS Technology, Inc. *	SEMIC	6,069	41,573
Essex Property Trust, Inc.REIT	REITS	1,785	128,252
Esterline Technologies Corp. *	AEROD	3,927	120,127
Ethan Allen Interiors, Inc.	HOMEF	1,785	62,029
Excel Technology, Inc. *	ELETR	2,142	55,306
Exelixis, Inc. *	BIOTE	11,424	92,077
Exide Technologies *	AUTPE	4,284	67,901
ExpressJet Holdings, Inc. *	AIRLI	6,783	67,898
F.N.B. Corp.	BANKS	4,998	110,606
FBL Financial Group, Inc. - Class A	INSUR	2,142	56,099
FelCor Lodging Trust, Inc.REIT *	REITS	8,925	100,942
Ferro Corp.	CHEME	4,998	109,006
Fidelity Bankshares, Inc.	SAVLO	2,499	92,938
Filenet Corp. *	SOFTW	6,426	112,198
Financial Federal Corp. *	DIVFS	2,499	93,663
Finisar Corp. *	TELEC	30,345	39,449
Finish Line, Inc. - Class A	RETAL	3,570	110,384
First BanCorp	BANKS	5,712	275,890
First Charter Corp.	BANKS	5,355	129,430
First Citizens BancShares, Inc. - Class A	BANKS	1,071	126,378
First Commonwealth Financial Corp.	BANKS	12,852	174,916
First Community Bancorp - Class A	BANKS	2,499	102,459
First Community Bancshares, Inc.	BANKS	1,785	58,637
First Federal Capital Corp.	SAVLO	3,570	107,957
First Financial Bancorp	BANKS	6,426	109,756
First Financial Bankshares, Inc.	BANKS	2,499	100,360
First Financial Corp.	BANKS	2,499	78,519
First Financial Holdings, Inc.	SAVLO	2,142	66,959
First Health Group Corp. *	COMSV	13,923	224,020
First Horizon Pharmaceutical Corp. *	PHARM	4,641	92,866
First Industrial Realty Trust, Inc.REIT	REITS	4,641	171,253
First Merchants Corp.	BANKS	3,570	88,004
First National Bancshares of Florida	BANKS	8,568	210,344
First Republic Bank	BANKS	2,499	114,954
FirstFed Financial Corp. *	SAVLO	2,499	122,151
Fisher Communications, Inc. *	MEDIA	1,071	51,408
Florida East Coast Industries, Inc.	TRANS	3,927	147,459
Flowers Foods, Inc.	FOOD	5,712	147,655
Flushing Financial Corp.	SAVLO	3,213	61,079
Forest Oil Corp. *	OILGA	4,641	139,787
Formfactor, Inc. *	SEMIC	4,998	96,811
Franklin Electric Co., Inc.	HANMT	2,856	113,098
Fred’s, Inc.	RETAL	7,140	128,234
Frontier Financial Corp. *	BANKS	2,856	100,817
FTI Consulting, Inc. *	COMSV	6,783	128,199
Fuller (H.B.) Co.	CHEME	4,641	127,163
Furniture Brands International, Inc.	HOMEF	3,570	89,536
G & K Services, Inc.	TEXTI	3,213	127,685
Gables Residential TrustREIT	REITS	1,785	60,958
Gardner Denver, Inc. *	MACDV	3,213	88,582
Gartner Group, Inc. *	COMSV	8,211	95,987
Gateway, Inc. *	COMPU	40,698	201,455
GATX Corp.	TRKLE	3,927	104,694
Gaylord Entertainment Co. *	ENTER	4,284	132,804

See accompanying notes to the financial statements.

GenCorp, Inc.	AEROD	6,426	87,072
General Cable Corp. *	ELECE	7,140	75,970
General Communication, Inc. - Class A *	TELEC	8,211	74,310
Genesee & Wyoming, Inc. - Class A *	TRANS	2,856	72,314
Genesis Healthcare Corp. *	HEALS	3,570	108,564
Gentiva Health Services, Inc. *	HEALS	4,641	75,973
Geron Corp. *	BIOTE	8,211	49,184
Getty Realty Corp.REIT	REITS	3,213	84,245
Gibraltar Steel Corp.	IRONS	2,856	103,273
Glacier Bancorp, Inc. *	BANKS	4,641	135,332
Glatfelter (P.H.) Co.	FORPP	5,355	66,348
Glimcher Realty TrustREIT	REITS	6,069	147,477
Global Industries, Ltd. *	OILGS	14,994	92,663
Global Power Equipment Group, Inc. *	MACDV	6,069	44,971
Golden Telecom, Inc.	TELEC	2,499	71,296
Goodyear Tire & Rubber Co. *	AUTPE	25,704	276,061
Granite Construction, Inc.	ENGCO	2,856	68,258
Graphic Packaging Corp. *	PACCO	12,138	78,654
Gray Television, Inc.	MEDIA	8,211	97,711
Greif Brothers Corp. - Class A	PACCO	2,499	105,333
Grey Wolf, Inc. *	OILGA	34,272	167,590
Group 1 Automotive, Inc. *	RETAL	2,856	77,912
Guitar Center, Inc. *	RETAL	3,927	170,039
Gymboree Corp. *	APPAR	5,712	82,253
Hancock Holding Co.	BANKS	4,998	158,886
Handelman Co.	DISTW	4,284	87,651
Hanover Compressor Co. *	OILGS	8,568	115,240
Harbor Florida Bancshares, Inc.	SAVLO	3,927	122,130
Harland (John H.) Co.	HOUPW	4,641	145,495
Harleysville National Corp.	BANKS	4,670	114,462
Harris Interactive, Inc. *	INTER	8,925	58,816
Harvest Natural Resources, Inc. *	OILGA	6,426	106,672
Haverty Furniture Companies, Inc.	RETAL	3,570	62,618
Hayes Lemmerz International, Inc. *	AUTPE	6,783	68,915
Healthcare Realty Trust, Inc.REIT	REITS	4,998	195,122
Heartland Express, Inc.	TRANS	8,568	158,080
Hecla Mining Co. *	MINIG	21,777	162,021
HEICO Corp.	AEROD	3,570	63,118
Helmerich & Payne, Inc.	OILGA	5,712	163,877
Hibbett Sporting Goods, Inc. *	RETAL	4,284	87,779
Highland Hospitality Corp.REIT	REITS	6,426	73,256
Highwoods Properties, Inc.REIT	REITS	8,925	219,643
Hollinger International, Inc.	MEDIA	8,211	141,968
Holly Corp.	OILGA	3,570	91,035
Hologic, Inc. *	HEALP	3,570	68,794
Home Properties Of New York, Inc.REIT	REITS	2,856	112,983
HomeStore, Inc. *	INTER	17,493	40,409
Hooper Holmes, Inc.	COMSV	10,353	46,381
Horace Mann Educators Corp.	INSUR	6,783	119,245
Hot Topic, Inc. *	RETAL	8,925	152,082
Hudson River Bancorp, Inc.	SAVLO	5,712	108,414
Human Genome Sciences, Inc. *	BIOTE	21,063	229,798
Hydril Co. *	OILGS	2,856	122,665
Hypercom Corp. *	TELEC	9,282	68,501
IBERIABANK Corp.	BANKS	1,071	61,818
Identix, Inc. *	ELETR	16,065	106,993
IDEX Corp.	MACDV	6,783	230,350
IDX Systems Corp. *	SOFTW	3,927	127,431
IHOP Corp.	RETAL	3,927	150,051
II-VI, Inc.	ELETR	2,142	74,991
Imation Corp.	COMPU	5,712	203,290
IMC Global, Inc. *	CHEME	13,923	242,122

See accompanying notes to the financial statements.

IMPAC Mortgage Holdings, Inc.REIT *	REITS	6,426	169,004
Impax Laboratories, Inc. *	PHARM	8,925	137,088
Incyte Genomics, Inc. *	BIOTE	11,067	106,575
Independent Bank Corp. - Massachusetts	BANKS	2,856	88,279
Independent Bank Corp. - Michigan	BANKS	3,213	86,751
Infinity Property & Casualty Corp.	INSUR	3,927	115,964
InFocus Corp. *	COMPU	7,140	65,402
Informatica Corp. *	SOFTW	15,708	91,892
infoUSA, Inc. *	SOFTW	5,712	50,894
InnKeepers U.S.A TrustREIT	REITS	6,069	75,498
Insight Communications Co., Inc. *	MEDIA	8,211	72,257
Insituform Technologies, Inc. - Class A *	ENGCO	4,998	93,313
Integra Bank Corp.	BANKS	2,856	61,975
Integrated Device Technology, Inc. *	SEMIC	10,710	102,066
Integrated Silicon Solution, Inc. *	SEMIC	6,426	46,717
Interactive Data Corp. *	COMSV	6,783	127,656
Interdigital Communications Corp. *	TELEC	9,639	157,309
Interface, Inc. *	OFFFU	8,211	65,852
Internet Capital Group, Inc. *	INTER	7,140	46,124
Internet Security Systems, Inc. *	INTER	6,783	115,311
Interstate Bakeries Corp.	FOOD	7,497	31,113
InterVoice-Brite, Inc. *	COMPU	6,426	69,208
Interwoven, Inc. *	INTER	7,497	54,278
Intrado, Inc. *	TELEC	3,213	32,483
Intuitive Surgical, Inc. *	HEALP	6,069	150,208
Invacare Corp.	HEALP	4,284	197,064
Inveresk Research Group, Inc. *	HEALS	5,355	197,545
Inverness Medical Innovation, Inc. *	HEALP	2,499	51,979
Investors Real Estate TrustREIT	REITS	7,497	75,045
Iomega Corp.	COMPU	9,282	43,161
Ionics, Inc. *	ENVIR	3,213	86,751
Ipass, Inc. *	INTER	8,211	49,184
Ipayment, Inc. *	COMSV	1,785	71,686
Irwin Financial Corp.	BANKS	3,213	82,960
ISIS Pharmaceuticals, Inc. *	PHARM	9,639	47,231
Jack in the Box, Inc. *	RETAL	3,213	101,948
Jacuzzi Brands, Inc *	MISMA	13,923	129,484
JAKKS Pacific, Inc. *	TOYGH	4,641	106,743
Jarden Corp. *	HOUPW	4,284	156,323
JLG Industries, Inc.	MECCM	7,140	119,952
Jo-Ann Stores, Inc. *	RETAL	3,570	100,103
Jones Lang LaSalle, Inc. *	REALE	4,998	164,983
Journal Register Co. *	MEDIA	7,140	134,946
Joy Global, Inc.	MECCM	8,925	306,842
K-V Pharmaceutical Co. *	PHARM	6,426	115,025
K2, Inc. *	LEISU	5,712	81,739
Kadant, Inc. *	MACDV	2,499	45,882
Kansas City Southern Industries, Inc. *	TRANS	7,140	108,314
Kaydon Corp.	METFH	4,641	133,522
KCS Energy, Inc. *	OILGA	8,925	124,147
Keane, Inc. *	SOFTW	8,211	126,121
Kellwood Co.	APPAR	3,570	130,127
Kelly Services, Inc. - Class A	COMSV	3,213	85,819
Kennametal, Inc.	HANMT	6,069	274,015
Kensey Nash Corp. *	HEALP	1,785	46,749
Key Energy Group *	OILGS	14,280	157,794
Keystone Automotive Industries, Inc. *	AUTPE	2,856	62,832
KFx, Inc. *	ENEAS	7,854	60,555
Kilroy Realty Corp.REIT	MINIG	2,142	81,460
Kimball International, Inc. - Class B	HOMEF	3,927	54,507
Kindred Healthcare, Inc. *	HEALS	4,998	121,951
Kirby Corp. *	TRANS	3,927	157,669

See accompanying notes to the financial statements.

Knight Trading Group, Inc. *	DIVFS	21,063	194,411
Knight Transportation, Inc. *	TRANS	6,784	145,303
Kopin Corp. *	SEMIC	12,852	52,308
Korn/Ferry International *	COMSV	5,712	104,130
Kramont Realty TrustREIT	REITS	4,284	79,682
Kronos, Inc. *	COMPU	4,641	205,550
La Quinta Corp. *	LODGE	34,272	267,322
La-Z-Boy, Inc.	HOMEF	8,568	130,061
LabOne, Inc. *	HEALS	3,213	93,916
Labor Ready, Inc. *	COMSV	6,426	90,093
Laclede Group, Inc.	GAS	3,927	114,786
Laidlaw International *	TRANS	16,065	264,269
Lancaster Colony Corp.	MISMA	4,998	210,740
Lance, Inc.	FOOD	4,641	74,952
Landauer, Inc.	COMSV	1,785	83,770
Landstar System, Inc. *	TRANS	5,355	314,232
Lasalle Hotel PropertiesREIT	REITS	4,998	137,945
Lattice Semiconductor Corp. *	SEMIC	20,706	101,666
Lawson Software, Inc. *	SOFTW	9,996	55,978
Lennox International, Inc.	BUILD	7,497	112,005
Levitt Corp. – Class A	HOMEB	2,856	67,002
Lexicon Genetics, Inc. *	BIOTE	11,424	75,284
Libbey, Inc.	HOUSE	2,499	46,731
Lifecell Corp. *	BIOTE	5,355	53,550
Ligand Pharmaceuticals, Inc. - Class B *	PHARM	12,852	128,777
Lincoln Electric Holdings, Inc.	HANMT	6,069	190,324
Lindsay Manufacturing Co.	MACDV	2,142	57,470
Linens ’n Things, Inc. *	RETAL	4,284	99,260
Lionbridge Technologies, Inc. *	INTER	8,568	73,599
Lithia Motors, Inc. - Class A	RETAL	2,499	53,129
Littelfuse, Inc. *	ELECE	3,927	135,598
LKQ Corp. *	DISTW	2,499	45,657
LNR Property Corp.	REALE	1,071	66,306
Longview Fibre Co.	FORPP	9,282	141,551
Luminex Corp. *	HEALP	4,998	35,636
M/I Schottenstein Homes, Inc.	HOMEB	1,785	75,755
Macdermid, Inc.	CHEME	4,998	144,742
Macrovision Corp. *	ENTER	7,854	189,124
Magellan Health Services, Inc. *	COMSV	4,998	182,726
Magnum Hunter Resources, Inc. *	OILGA	11,424	131,833
Maguire Properties, Inc.REIT	REITS	5,355	130,180
Manitowoc Co.	MACDV	4,284	151,911
ManTech International Corp. - Class A *	SOFTW	3,213	60,147
Manufactured Home Communities, Inc.REIT	REITS	2,856	94,933
Marcus Corp.	LODGE	3,570	69,508
MarineMax, Inc. *	RETAL	2,142	48,238
MatrixOne, Inc. *	INTER	8,925	45,161
Matthews International Corp. - Class A	MISMA	6,069	205,618
Mattson Technology, Inc. *	SEMIC	7,140	54,907
Maverick Tube Corp. *	OILGS	2,499	76,994
Maximus, Inc. *	COMSV	3,213	92,567
MB Financial, Inc.	BANKS	3,213	127,363
McDATA Corp. - Class A *	COMPU	21,420	107,743
McGrath Rentcorp *	COMSV	1,785	65,242
Medarex, Inc. *	PHARM	14,637	108,021
Mentor Corp.	HEALP	7,497	252,498
Mercury Computer Systems, Inc. *	COMPU	3,927	105,715
MeriStar Hospitality Corp.REIT *	REITS	16,065	87,554
Metal Management, Inc. *	ENVIR	3,213	58,412
Metals USA, Inc. *	METFH	3,570	63,332
Methode Electronics, Inc. - Class A	ELETR	6,426	82,189
Metrocall Holdings, Inc. *	TELEC	1,071	69,454

See accompanying notes to the financial statements.

MFA Mortgage Investments, Inc.REIT *	REITS	12,495	115,079
MGE Energy, Inc.	ELECT	3,570	113,597
Micromuse, Inc. *	SOFTW	14,280	52,550
Micros Systems, Inc. *	COMPU	2,856	143,000
Mid-State Bancshares	BANKS	4,284	110,227
Millennium Chemicals, Inc. *	CHEME	9,996	212,015
Mindspeed Technologies, Inc. *	SEMIC	18,207	36,414
Mine Safety Appliances Co.	ENVIR	3,927	159,908
Modine Manufacturing Co.	AUTPE	4,284	128,991
Molina Healthcare, Inc. *	HEALS	1,785	63,368
Monaco Coach Corp.	HOMEB	4,284	92,749
Moog, Inc. - Class A *	AEROD	4,641	168,468
MPS Group, Inc. *	COMSV	17,850	150,119
MTS Systems Corp.	COMPU	3,927	83,449
Mueller Industries, Inc.	METFH	4,284	183,997
Myers Industries, Inc.	MISMA	3,927	43,001
Mykrolis Corp. *	SEMIC	7,497	75,495
Nabi Biopharmaceuticals *	PHARM	10,710	143,300
Nara Bancorp, Inc.	BANKS	3,213	64,742
National Financial Partners	DIVFS	6,069	217,149
National Health Investors, Inc.REIT	REITS	4,284	121,837
National Penn Bancshares, Inc.	BANKS	4,284	136,959
National Western Life Insl Co. – Class A	INSUR	357	58,155
Nationwide Health Properties, Inc.REIT	REITS	11,424	237,047
Navigant Consulting Co. *	COMSV	8,211	180,313
NBT Bancorp, Inc.	BANKS	6,069	142,197
NCI Building Systems, Inc *	BUILD	3,213	102,495
NCO Group, Inc. *	COMSV	4,998	134,696
NDCHealth Corp.	SOFTW	2,856	45,839
Newcastle Investment Corp.REIT	REITS	5,355	164,399
Newpark Resources, Inc. *	OILGS	15,351	92,106
NMS Communications Corp. *	TELEC	8,568	41,812
North Pittsburgh Systems, Inc.	TELEC	2,856	59,148
Northwest Airlines Corp. - Class A *	AIRLI	12,495	102,584
Northwest Bancorp, Inc.	SAVLO	3,570	80,932
Northwest Natural Gas Co.	GAS	4,998	158,587
NS Group, Inc. *	METFH	3,213	59,441
Nu Skin Enterprises, Inc.	RETAL	8,925	209,826
Nuvelo, Inc. *	PHARM	5,355	52,907
Oceaneering International, Inc. *	OILGS	4,641	170,974
Octel Corp.	CHEME	2,142	45,496
Ocular Sciences, Inc. *	HEALP	3,570	171,253
Ocwen Financial Corp. *	SAVLO	7,140	65,331
Odyssey Healthcare, Inc. *	HEALS	6,783	120,398
Offshore Logistics, Inc. *	TRANS	3,570	122,879
Ohio Casualty Corp. *	INSUR	11,067	231,633
Oil States International, Inc. *	OILGS	5,355	100,139
Old Dominion Freight Line, Inc. *	TRANS	2,856	82,281
Old National Bancorp	BANKS	10,353	257,169
Old Second Bancorp, Inc.	BANKS	2,142	59,912
OM Group, Inc. *	CHEME	3,927	143,571
Omega Healthcare Investors, Inc.REIT	REITS	8,568	92,192
ON Semiconductor Corp. *	SEMIC	22,134	69,279
Onyx Pharmaceuticals, Inc. *	PHARM	4,641	199,609
Open Solutions, Inc. *	SOFTW	2,142	53,486
Opsware, Inc. *	INTER	9,282	52,072
OraSure Technologies, Inc. *	HEALP	7,140	44,982
Orbital Sciences Corp. *	AEROD	7,854	89,693
Oriental Financial Group, Inc.	BANKS	3,213	86,944
OrthoLogic Corp. *	HEALP	6,426	45,239
Oscient Pharmaceuticals Corp. *	BIOTE	11,067	39,288
Otter Tail Power Co.	ELECT	4,641	118,346

See accompanying notes to the financial statements.

Overseas Shipholding Group, Inc.	TRANS	1,785	88,607
Overstock.com, Inc. *	INTER	2,142	78,676
Owens & Minor, Inc.	DISTW	6,783	172,288
Oxford Industries, Inc.	APPAR	2,499	93,088
P.F. Chang’s China Bistro, Inc. *	RETAL	2,856	138,487
Pacific Capital Bancorp	BANKS	8,211	242,881
Packeteer, Inc. *	SOFTW	6,069	65,606
PalmOne, Inc. *	COMPU	4,641	141,272
Par Pharmaceutical Companies, Inc. *	MEDGD	1,428	51,308
Parametric Technology Corp. *	SOFTW	48,909	258,239
PAREXEL International Corp. *	COMSV	4,641	90,964
Park National Corp.	BANKS	2,142	272,527
Parker Drilling Co. *	OILGA	17,136	62,889
Paxar Corp. *	ELETR	6,426	145,742
Payless ShoeSource, Inc. *	RETAL	11,067	112,109
Pediatrix Medical Group, Inc. *	HEALS	3,570	195,815
Peet’s Coffee & Tea, Inc. *	BEVER	2,142	50,101
Penn Virginia Corp.	OILGA	3,213	127,203
Pennsylvania REIT	REITS	4,998	193,223
Pep Boys-Manny, Moe & Jack	RETAL	4,284	59,976
Per-Se Technologies, Inc. *	SOFTW	4,284	58,776
Perot Systems Corp. - Class A *	COMPU	13,923	223,602
Perrigo Co.	PHARM	11,067	227,428
PFF Bancorp, Inc.	SAVLO	1,785	68,312
Pharmos Corp. *	PHARM	16,065	46,267
Philadelphia Consolidated Holding Corp. *	INSUR	3,213	177,101
Pinnacle Entertainment, Inc. *	ENTER	6,426	88,679
Pixelworks, Inc. *	SEMIC	7,497	75,045
Plains Exploration & Production Co. *	OILGA	10,710	255,540
Plug Power, Inc. *	ENEAS	8,925	57,209
PNM Resources, Inc.	ELECT	8,568	192,866
PolyOne Corp. *	CHEME	16,779	126,178
Post Properties, Inc.REIT	REITS	7,140	213,486
Powerwave Technologies, Inc. *	TELEC	11,781	72,571
Prentiss Properties TrustREIT	REITS	5,355	192,780
Presidential Life Corp.	INSUR	3,927	67,466
Price Communications Corp. *	TELEC	6,426	97,997
Price Legacy Corp.REIT	REITS	3,927	74,417
Prime Hospitality Corp. *	LODGE	6,783	82,549
PRIMEDIA, Inc. *	MEDIA	24,276	57,049
Primus Telecommunications Group, Inc. *	TELEC	13,566	19,942
Priority Healthcare Corp. - Class B *	PHARM	5,355	107,903
PrivateBancorp, Inc.	BANKS	2,856	76,998
ProAssurance Corp. *	INSUR	4,641	162,528
ProQuest Co. *	INTER	4,284	110,099
Prosperity Bancshares, Inc.	BANKS	2,856	76,312
Provident Bankshares Corp.	BANKS	6,069	203,615
Provident Financial Services, Inc.	SAVLO	9,996	172,430
Province Healthcare Co. *	HEALS	8,211	171,774
PS Business Parks, Inc.REIT	REITS	2,142	85,359
PSS World Medical, Inc. *	HEALP	12,495	125,450
Pulitzer, Inc.	MEDIA	1,428	70,543
Quanta Services, Inc. *	COMSV	13,209	79,914
Quantum Corp. *	COMPU	32,844	75,870
R & G Financial Corp. - Class B	BANKS	4,641	179,375
RailAmerica, Inc. *	TRANS	6,426	71,007
RAIT Investment TrustREIT	REITS	3,570	97,640
Ralcorp Holdings, Inc. *	FOOD	4,641	167,540
Range Resources Corp.	OILGA	12,495	218,538
RARE Hospitality International, Inc. *	RETAL	6,069	161,739
RC2 Corp. *	TOYGH	2,499	82,217
Reader’s Digest Association, Inc.	MEDIA	12,495	182,302

See accompanying notes to the financial statements.

RealNetworks, Inc. *	INTER	20,349	94,826
Realty Income Corp.REIT	REITS	4,641	208,984
Red Robin Gourmet Burgers, Inc. *	RETAL	2,142	93,541
Regal-Beloit Corp.	HANMT	4,641	112,266
Reliance Steel & Aluminum Co.	IRONS	3,213	127,556
Revlon, Inc. - Class A *	COSPC	26,775	67,473
RF Micro Devices, Inc. *	TELEC	31,416	199,178
RLI Corp.	INSUR	3,570	134,054
Rock-Tenn Co.	FORPP	5,355	84,288
Rogers Corp. *	ELETR	2,856	121,351
RTI International Metals, Inc. *	MINIG	3,927	76,066
Ruddick Corp.	FOOD	6,069	119,195
Russell Corp.	APPAR	5,355	90,178
Ryan’s Restaurant Group, Inc. *	RETAL	7,854	116,553
Ryerson Tull, Inc.	IRONS	4,284	73,556
S & T Bancorp, Inc.	BANKS	4,284	152,982
S1 Corp. *	INTER	12,852	102,559
Safeguard Scientifics, Inc. *	SOFTW	21,777	40,723
SafeNet, Inc. *	TELEC	4,284	113,012
Saga Communications, Inc. *	MEDIA	2,856	48,409
Salix Pharmaceuticals, Ltd. *	PHARM	6,426	138,288
Sandy Spring Bancorp, Inc.	BANKS	2,499	81,717
Sapient Corp. *	INTER	14,280	108,956
Scansoft, Inc. *	SOFTW	14,637	59,719
ScanSource, Inc. *	DISTW	2,142	136,660
Schweitzer-Mauduit International, Inc.	FORPP	2,142	69,401
SCP Pool Corp.	DISTW	9,639	257,746
SEACOR SMIT, Inc. *	OILGS	2,856	133,518
Secure Computing Corp. *	INTER	6,426	48,773
Select Comfort Corp. *	RETAL	6,069	110,456
Select Medical Corp.	HEALS	14,280	191,780
Sensient Technologies Corp.	CHEME	7,854	169,961
Sequa Corp. - Class A *	AEROD	1,071	55,917
SERENA Software, Inc. *	SOFTW	4,641	77,644
Shaw Group, Inc. *	ENGCO	9,996	119,952
Shopko Stores, Inc. *	RETAL	5,355	93,231
Sierra Pacific Resources *	ELECT	19,278	172,538
Silgan Holdings, Inc.	PACCO	2,142	99,175
Silicon Graphics, Inc. *	COMPU	47,838	68,408
Silicon Image, Inc. *	SEMIC	13,566	171,474
Silicon Storage Technology, Inc. *	COMPU	14,280	90,964
Siliconix, Inc. *	SEMIC	1,071	38,374
Simmons First National Corp. - Class A	BANKS	2,856	73,056
Simpson Manufacturing Co., Inc.	BUILD	3,213	203,062
Sinclair Brodcast Group - Class A	MEDIA	8,211	59,940
Six Flags, Inc. *	ENTER	15,708	85,452
SkyWest, Inc.	AIRLI	10,710	161,185
Skyworks Solutions, Inc. *	SEMIC	23,919	227,230
Sola International, Inc. *	HEALP	4,998	95,212
Sonic Automotive, Inc.	RETAL	4,284	85,894
Sonic Solutions *	ELETR	3,213	52,436
SonoSite, Inc. *	HEALP	2,856	74,399
Sotheby’s Holdings, Inc. - Class A *	COMSV	6,783	106,629
Southern Union Co. *	GAS	6,467	132,574
Southwest Gas Corp.	GAS	5,712	136,802
Southwestern Energy Co. *	OILGA	5,712	239,847
Spartech Corp.	CHEME	4,641	116,489
Speedway Motorsports, Inc.	ENTER	2,856	95,190
Spherion Corp. *	COMSV	11,067	86,544
SRA International, Inc. - Class A *	COMPU	1,785	92,035
St. Mary Land & Exploration Co.	OILGA	4,641	184,758
Standard Microsystems Corp. *	SEMIC	3,213	56,260

See accompanying notes to the financial statements.

Standex International Corp.	MISMA	2,142	52,479
StarTek, Inc.	COMSV	2,142	67,173
State Auto Financial Corp.	INSUR	2,499	72,346
STERIS Corp. *	HEALP	8,211	180,149
Sterling Bancorp	BANKS	2,499	67,598
Sterling Bancshares, Inc.	BANKS	8,211	110,438
Sterling Financial Corp. - Pennsylvania	BANKS	3,885	104,273
Sterling Financial Corp. - Spokane *	SAVLO	4,326	152,448
Stewart & Stevenson Services, Inc.	MACDV	5,355	94,623
Stewart Enterprises, Inc. - Class A *	COMSV	19,635	136,463
Strayer Education, Inc.	COMSV	2,499	287,409
Stride Rite Corp.	APPAR	7,140	73,185
Suffolk Bancorp	BANKS	2,142	64,624
Summit Properties, Inc.REIT	REITS	4,641	125,539
Superior Energy Services, Inc. *	OILGS	9,996	129,148
SureWest Communications	TELEC	2,499	71,646
Susquehanna Bancshares, Inc.	BANKS	8,568	210,773
Swift Energy Co. *	OILGA	4,284	102,645
Sybron Dental Special, Inc. *	HEALP	7,140	211,987
Sycamore Netowrks, Inc. *	TELEC	31,773	120,102
Symmetricom, Inc. *	TELEC	8,211	77,676
Take-Two Interactive Software, Inc. *	SOFTW	5,355	175,912
TALX Corp.	COMPU	2,499	57,702
Taubman Centers, Inc.REIT	REITS	7,854	202,869
Techne Corp. *	HEALP	6,426	245,344
Technitrol, Inc. *	ELETR	6,783	132,269
Tecumseh Products Co.	MACDV	2,856	119,581
Teledyne Technologies, Inc. *	AEROD	6,069	151,968
TeleTech Holdings, Inc. *	COMSV	6,783	64,032
Telik, Inc. *	BIOTE	7,140	159,222
Tenneco Automotive, Inc. *	AUTPE	7,497	98,211
Terex Corp. *	MECCM	4,998	216,913
Tesoro Petroleum Corp. *	OILGA	7,140	210,844
Tessera Technologies, Inc. *	SEMIC	4,284	94,676
TETRA Technologies, Inc. *	OILGS	3,927	121,933
Texas Industries, Inc.	BUILD	3,213	165,277
The Medicines Co. *	PHARM	8,211	198,214
The Men’s Wearhouse, Inc. *	RETAL	2,142	62,225
The Phoenix Companies, Inc.	INSUR	16,065	167,397
The Robert Mondavi Corp. - Class A *	BEVER	1,785	69,919
The Steak n Shake Co. *	RETAL	4,284	73,171
Thomas Industries, Inc.	MACDV	2,499	78,469
Thor Industries, Inc.	HOMEB	3,570	94,498
THQ, Inc. *	SOFTW	5,355	104,208
Tierone Corp.	SAVLO	3,570	82,324
Titan Corp. *	AEROD	14,637	204,479
Toro Co.	HOUSE	1,428	97,533
Town & Country TrustREIT	REITS	3,213	81,771
Trammell Crow Co. *	REALE	6,069	95,405
Transaction Systems Architect, Inc. *	SOFTW	6,783	126,062
Transkaryotic Therapies, Inc *	BIOTE	5,355	94,944
Transmeta Corp. *	SEMIC	27,132	34,186
Tredegar Corp.	MISMA	4,998	90,964
Triad Guaranty, Inc. *	INSUR	1,785	99,032
Triarc Companies, Inc.	RETAL	6,426	73,706
Trinity Industries, Inc.	MISMA	3,213	100,149
TriQuint Semiconductor, Inc. *	SEMIC	24,990	97,461
Triumph Group, Inc. *	AEROD	2,856	96,618
TrustCo Bank Corp. NY	BANKS	13,566	173,916
Trustmark Corp.	BANKS	8,568	266,293
TTM Technologies, Inc. *	ELETR	7,497	66,648
Tyler Technologies, Inc. *	COMPU	6,783	59,962

See accompanying notes to the financial statements.

UbiquiTel, Inc. *	TELEC	12,852	51,408
UICI	INSUR	6,069	198,699
UIL Holdings Corp.	ELECT	1,785	87,804
UMB Financial Corp.	BANKS	2,856	136,146
Unit Corp. *	OILGA	3,927	137,759
United Auto Group, Inc.	RETAL	2,856	71,657
United Community Banks, Inc.	BANKS	5,355	129,966
United Community Financial Corp.	SAVLO	4,998	56,827
United Fire & Casualty Co.	INSUR	1,428	81,867
United Online, Inc. *	INTER	9,639	92,727
United Rentals, Inc. *	COMSV	3,213	51,055
United Surgical Partners International, Inc. *	HEALS	4,998	171,681
Universal American Financial Corp. *	INSUR	4,998	64,624
Universal Corp.	AGRIC	4,284	191,238
Universal Forest Products, Inc.	BUILD	2,856	97,675
Universal Health Realty Income TrustREIT	REITS	2,142	64,903
Universal Technical Institute, Inc. *	COMSV	2,499	75,420
Univest Corporation Of Pennsylvania	BANKS	1,428	58,191
Unizan Financial Corp.	BANKS	3,927	108,424
Unova, Inc. *	MACDV	8,925	125,396
URS Corp. *	ENGCO	3,213	85,723
Urstadt Biddle Properties - Class AREIT	REITS	3,927	59,847
USEC, Inc.	MINIG	13,923	144,382
Vail Resorts, Inc. *	ENTER	3,570	64,510
Valeant Pharmaceuticals International	PHARM	8,211	198,049
Valmont Industries, Inc.	METFH	2,499	52,154
ValueClick, Inc. *	INTER	14,637	138,173
Varian Semiconductor Equip. Assoc., Inc. *	SEMIC	4,284	132,376
Vertex Pharmaceuticals, Inc. *	BIOTE	14,280	149,940
Viasys Healthcare, Inc. *	HEALP	5,712	95,562
Vicor Corp.	ELECE	3,570	36,093
Vicuron Pharmaceuticals, Inc. *	PHARM	8,568	125,778
Vignette Corp. *	INTER	52,836	70,272
Vintage Petroleum, Inc.	OILGA	5,355	107,475
Visteon Corp.	AUTPE	16,422	131,212
VISX, Inc. *	HEALP	2,856	58,834
Vitesse Semiconductor Corp. *	SEMIC	39,627	108,182
W-H Energy Services, Inc. *	OILGS	4,641	96,301
W.R. Grace & Co. *	CHEME	12,138	114,704
Wabtec Corp.	MACDV	6,426	120,102
Walter Industries, Inc.	COMSV	4,284	68,630
Washington REIT	REITS	7,140	216,342
Washington Trust Bancorp, Inc.	BANKS	2,499	65,349
Watsco, Inc.	DISTW	3,927	117,928
Watson Wyatt & Company Holdings	COMSV	6,069	159,615
Watts Industries, Inc. - Class A	ELETR	3,927	105,440
Wausau-Mosinee Paper Corp.	FORPP	8,211	136,713
WCI Communities, Inc. *	HOMEB	2,856	66,545
webMethods, Inc. *	INTER	8,568	45,582
Weis Markets, Inc.	FOOD	2,142	72,571
Werner Enterprises, Inc.	TRANS	7,497	144,767
Wesbanco, Inc.	BANKS	3,213	93,434
WESCO International, Inc. *	DISTW	3,213	77,915
West Coast Bancorp *	BANKS	2,856	59,490
West Pharmaceutical Services, Inc.	HEALP	5,712	119,095
Westamerica Bancorporation	BANKS	4,284	235,149
Wild Oats Markets, Inc. *	FOOD	5,712	49,352
Winn-Dixie Stores, Inc.	FOOD	14,994	46,331
Winnebago Industries, Inc.	HOMEB	3,570	123,664
Wintrust Financial Corp.	BANKS	3,570	204,490
WMS Industries, Inc. *	LEISU	3,570	91,713
Wolverine World Wide, Inc.	APPAR	6,783	170,931

See accompanying notes to the financial statements.

Woodward Governor Co.	ELETR	1,785	120,470
World Fuel Services Corp.	RETAL	1,785	63,903
X-Rite, Inc.	ELETR	3,927	57,216
Yankee Candle Co., Inc. *	HOUPW	5,355	155,081
Zenith National Insurance Corp.	INSUR	1,428	60,419
Zoll Medical Corp. *	HEALP	1,785	59,601
Zoran Corp. *	SEMIC	7,854	123,465
Zymogenetics, Inc. *	PHARM	3,570	62,261

TOTAL COMMON STOCKS (Cost $89,733,418)			90,393,972

	Principal Amount
Repurchase Agreements (26.7%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $33,925,366 (Collateralized by $34,606,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $34,604,364)	$33,924,000	33,924,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,924,000)		33,924,000

TOTAL INVESTMENT SECURITIES (Cost $123,657,418) - 97.7%		124,317,972
Net other assets (liabilities) – 2.3%		2,929,119

NET ASSETS – 100.0%		$127,247,091

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $29,468,300)	103	$403,812
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $3,147,100)	55	73,489
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 12/28/04 (Underlying notional amount at value $823,672)	1,438	$21,323
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/29/05 (Underlying notional amount at value $9,478,330)	16,543	715,316

*	Non-income producing security

REIT	Real Estate Investment Trust

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.3%
AEROD	Aerospace/Defense	1.4%
AGRIC	Agriculture	0.2%
AIRLI	Airlines	0.4%
APPAR	Apparel	0.5%

See accompanying notes to the financial statements.

AUTPE	Auto Parts & Equipment	0.9%
BANKS	Banks	7.3%
BEVER	Beverages	0.1%
BIOTE	Biotechnology	1.2%
BUILD	Building Materials	0.9%
CHEME	Chemicals	1.7%
COMPU	Computers	2.1%
COMSV	Commercial Services	3.7%
COSPC	Cosmetics/Personal Care	0.1%
DISTW	Distribution/Wholesale	0.8%
DIVFS	Diversified Financial Services	0.6%
ELECE	Electrical Components & Equipment	0.3%
ELECT	Electric	1.5%
ELETR	Electronics	1.7%
ENEAS	Energy – Alternate Sources	0.1%
ENGCO	Engineering & Construction	0.4%
ENTER	Entertainment	0.8%
ENVIR	Environmental Control	0.3%
FOOD	Food	0.6%
FORPP	Forest Products & Paper	0.6%
GAS	Gas	0.4%
HANMT	Hand/Machine Tools	0.6%
HEALP	Healthcare-Products	2.4%
HEALS	Healthcare-Services	1.7%
HOMEB	Home Builders	0.5%
HOMEF	Home Furnishings	0.4%
HOUPW	Household Products/Wares	0.4%
HOUSE	Housewares	0.1%
INSUR	Insurance	1.9%
INTER	Internet	2.0%
INVCO	Investment Companies	0.1%
IRONS	Iron/Steel	0.6%
LEISU	Leisure Time	0.3%
LODGE	Lodging	0.5%
MACDV	Machinery-Diversified	1.3%
MECCM	Machinery-Construction & Mining	0.5%
MEDIA	Media	1.0%
METFH	Metal Fabricate/Hardware	0.6%
MINIG	Mining	0.7%
MISMA	Miscellaneous Manufacturing	1.5%
OFFFU	Office Furnishings	0.1%
OILGA	Oil & Gas	2.6%
OILGS	Oil & Gas Services	1.1%
PACCO	Packaging & Containers	0.4%
PHARM	Pharmaceuticals	2.5%
REALE	Real Estate	0.3%
REITS	Real Estate Investment Trust	4.9%
RETAL	Retail	3.4%
SAVLO	Savings & Loans	1.5%
SEMIC	Semiconductors	2.0%
SOFTW	Software	2.1%
TELEC	Telecommunications	2.1%
TEXTI	Textiles	0.1%
TOYGH	Toys/Games/Hobbies	0.1%
TRANS	Transportation	1.6%
TRKLE	Trucking & Leasing	0.1%
WATER	Water	0.1%
	Other**	29.0%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

OTC ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (97.3%)
Adobe Systems, Inc.	SOFTW	11,712	$579,393
Altera Corp. *	SEMIC	26,169	512,127
Amazon.com, Inc. *	INTER	13,542	553,326
American Power Conversion Corp.	ELECE	10,065	175,030
Amgen, Inc. *	BIOTE	29,463	1,669,964
Apollo Group, Inc. - Class A *	COMSV	8,784	644,483
Apple Computer, Inc. *	COMPU	27,084	1,049,505
Applied Materials, Inc. *	SEMIC	43,920	724,241
ATI Technologies, Inc. *	SEMIC	12,078	185,156
BEA Systems, Inc. *	SOFTW	18,849	130,247
Bed Bath & Beyond, Inc. *	RETAL	20,313	753,815
Biogen Idec, Inc. *	BIOTE	18,483	1,130,605
Biomet, Inc.	HEALP	17,202	806,430
Broadcom Corp. - Class A *	SEMIC	11,895	324,615
C.H. Robinson Worldwide, Inc.	TRANS	4,209	195,256
Career Education Corp. *	COMSV	5,124	145,675
CDW Corp.	DISTW	4,392	254,868
Cephalon, Inc. *	PHARM	2,562	122,720
Check Point Software Technologies, Ltd. *	INTER	12,810	217,386
Chiron Corp. *	BIOTE	13,176	582,379
Cintas Corp.	TEXTI	10,248	430,826
Cisco Systems, Inc. *	TELEC	120,780	2,186,118
Citrix Systems, Inc. *	SOFTW	10,065	176,339
Comcast Corp. - Special Class A *	MEDIA	47,580	1,343,659
Compuware Corp. *	SOFTW	11,895	61,259
Comverse Technology, Inc. *	TELEC	10,248	192,970
Costco Wholesale Corp.	RETAL	12,078	501,962
Dell, Inc. *	COMPU	45,933	1,635,215
DENTSPLY International, Inc.	HEALP	3,843	199,605
Dollar Tree Stores, Inc. *	RETAL	5,490	147,956
eBay, Inc. *	INTER	24,705	2,271,377
EchoStar Communications Corp. - Class A *	MEDIA	11,163	347,393
Electronic Arts, Inc. *	SOFTW	15,372	706,958
Expeditors International of Washington, Inc.	TRANS	5,124	264,910
Express Scripts, Inc. - Class A *	PHARM	3,477	227,187
Fastenal Co.	DISTW	3,660	210,816
First Health Group Corp. *	COMSV	4,758	76,556
Fiserv, Inc. *	SOFTW	12,261	427,418
Flextronics International, Ltd. *	ELETR	30,195	400,084
Garmin, Ltd.	ELETR	4,941	213,698
Gentex Corp.	ELETR	4,026	141,433
Genzyme Corp. - General Division *	BIOTE	14,274	776,648
Gilead Sciences, Inc. *	PHARM	21,228	793,502
Henry Schein, Inc. *	HEALP	2,013	125,430
Intel Corp.	SEMIC	112,362	2,253,981
InterActiveCorp *	INTER	36,051	793,843
Intersil Corp. - Class A	SEMIC	7,686	122,438
Intuit, Inc. *	SOFTW	12,078	548,341
Invitrogen Corp. *	BIOTE	2,562	140,884
JDS Uniphase Corp. *	TELEC	81,801	275,669
Juniper Networks, Inc. *	TELEC	17,568	414,605
KLA - Tencor Corp. *	SEMIC	11,895	493,405

See accompanying notes to the financial statements.

Kmart Holding Corp. *	RETAL	4,758	416,182
Lam Research Corp. *	SEMIC	6,954	152,154
Lamar Advertising Co. *	ADVER	4,209	175,136
Level 3 Communications, Inc. *	TELEC	33,672	87,210
Lincare Holdings, Inc. *	HEALS	4,758	141,360
Linear Technology Corp.	SEMIC	20,496	742,774
Marvell Technology Group, Ltd. *	SEMIC	12,627	329,944
Maxim Integrated Products, Inc.	SEMIC	22,692	959,644
MedImmune, Inc. *	BIOTE	13,359	316,608
Mercury Interactive Corp. *	SOFTW	4,941	172,342
Microchip Technology, Inc.	SEMIC	8,601	230,851
Microsoft Corp.	SOFTW	187,209	5,176,330
Millennium Pharmaceuticals, Inc. *	BIOTE	16,653	228,313
Molex, Inc.	ELECE	4,941	147,341
Network Appliance, Inc. *	COMPU	18,666	429,318
Nextel Communications, Inc. - Class A *	TELEC	69,540	1,657,834
Novellus Systems, Inc. *	SEMIC	7,320	194,639
NVIDIA Corp. *	SEMIC	8,967	130,201
Oracle Corp. *	SOFTW	107,787	1,215,837
PACCAR, Inc.	AUTOM	9,699	670,395
Patterson Dental Co. *	HEALP	3,294	252,189
Patterson-UTI Energy, Inc.	OILGA	8,601	164,021
Paychex, Inc.	COMSV	17,934	540,710
PeopleSoft, Inc. *	SOFTW	25,986	515,822
Petsmart, Inc.	RETAL	7,137	202,619
Pixar Animation Studios *	SOFTW	2,928	231,019
QLogic Corp. *	SEMIC	4,758	140,884
Qualcomm, Inc.	TELEC	98,271	3,836,500
Research In Motion, Ltd. *	COMPU	9,333	712,481
Ross Stores, Inc.	RETAL	7,320	171,581
Ryanair Holdings PLC ADR *	AIRLI	3,111	90,841
Sandisk Corp. *	COMPU	7,503	218,487
Sanmina-SCI Corp. *	ELETR	27,816	196,103
Siebel Systems, Inc. *	SOFTW	29,646	223,531
Sigma-Aldrich Corp.	CHEME	3,294	191,052
Smurfit-Stone Container Corp. *	PACCO	12,444	241,040
Staples, Inc.	RETAL	16,653	496,592
Starbucks Corp. *	RETAL	27,633	1,256,197
Sun Microsystems, Inc. *	COMPU	72,651	293,510
Symantec Corp. *	INTER	16,470	903,874
Synopsys, Inc. *	COMPU	7,137	112,979
Tellabs, Inc. *	TELEC	11,895	109,315
Teva Pharmaceutical Industries, Ltd. ADR	PHARM	22,509	584,109
Verisign, Inc. *	INTER	12,078	240,111
Veritas Software Corp. *	SOFTW	22,143	394,145
Whole Foods Market, Inc.	FOOD	3,111	266,893
Xilinx, Inc.	SEMIC	23,058	622,566
Yahoo!, Inc. *	INTER	32,757	1,110,790

TOTAL COMMON STOCKS (Cost $48,100,162)			57,554,080

Principal Amount
Repurchase Agreements (1.7%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $982,040 (Collateralized by $1,002,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $1,001,953)	$982,000	982,000

See accompanying notes to the financial statements.

TOTAL REPURCHASE AGREEMENTS (Cost $982,000)	982,000

TOTAL INVESTMENT SECURITIES (Cost $49,082,162) - 99.0%	58,536,080
Net other assets (liabilities) – 1.0%	577,493

NET ASSETS – 100.0%	$59,113,573

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $1,698,600)	12	$17,462
Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $169,920)	6	(2,533.5)

*	Non-income producing security

ADR	American Depositary Receipt

OTC ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.3%
AIRLI	Airlines	0.2%
AUTOM	Auto Manufacturers	1.1%
BIOTE	Biotechnology	8.2%
CHEME	Chemicals	0.3%
COMPU	Computers	7.5%
COMSV	Commercial Services	2.4%
DISTW	Distribution/Wholesale	0.8%
ELECE	Electrical Components & Equipment	0.5%
ELETR	Electronics	1.6%
FOOD	Food	0.5%
HEALP	Healthcare-Products	2.3%
HEALS	Healthcare-Services	0.2%
INTER	Internet	10.3%
MEDIA	Media	2.9%
OILGA	Oil & Gas	0.3%
PACCO	Packaging & Containers	0.4%
PHARM	Pharmacueticals	2.9%
RETAL	Retail	6.7%
SEMIC	Semiconductors	13.7%
SOFTW	Software	17.9%
TELEC	Telecommunications	14.8%
TEXTI	Textiles	0.7%
TRANS	Transportation	0.8%
	Other **	2.7%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Large-Cap Value ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (99.7%)
ACE, Ltd.	INSUR	3,816	$152,869
ADC Telecommunications, Inc. *	TELEC	10,494	18,994
Advanced Micro Devices, Inc. *	SEMIC	4,770	62,010
Aetna, Inc.	HEALS	1,908	190,666
Affiliated Computer Srvcs, Inc. - Class A	COMPU	1,908	106,218
AFLAC, Inc.	INSUR	6,678	261,844
Air Products & Chemicals, Inc.	CHEME	2,862	155,636
Alberto-Culver Co. - Class B	COSPC	954	41,480
Albertson’s, Inc.	FOOD	4,770	114,146
Alcoa, Inc.	MINIG	11,448	384,538
Allegheny Energy, Inc. *	ELECT	1,908	30,452
Allied Waste Industries, Inc. *	ENVIR	4,293	37,993
Allstate Corp.	INSUR	9,063	434,933
Alltel Corp.	TELEC	4,293	235,729
Ambac Financial Group, Inc.	INSUR	1,431	114,408
Amerada Hess Corp.	OILGA	954	84,906
Ameren Corp.	ELECT	2,385	110,068
American Electric Power, Inc.	ELECT	5,247	167,694
American International Group, Inc.	INSUR	34,344	2,335,048
American Power Conversion Corp.	ELECE	2,862	49,770
AmerisourceBergen Corp.	PHARM	1,431	76,859
AmSouth Bancorp	BANKS	4,770	116,388
Anadarko Petroleum Corp.	OILGA	3,339	221,576
Andrew Corp. *	TELEC	1,908	23,354
Anthem, Inc. *	HEALS	1,908	166,473
AON Corp.	INSUR	4,293	123,381
Apache Corp.	OILGA	4,293	215,122
Apartment Invst & Mgt Co. - Class AREIT	REITS	1,431	49,770
Apple Computer, Inc. *	COMPU	4,770	184,838
Applera Corp. - Applied Biosystems Group	ELETR	2,862	54,006
Applied Micro Circuits Corp. *	SEMIC	4,293	13,437
Archer-Daniels-Midland Co.	AGRIC	8,586	145,791
Ashland, Inc.	CHEME	954	53,500
AT&T Corp.	TELEC	10,494	150,274
AT&T Wireless Services, Inc. *	TELEC	35,775	528,755
AutoNation, Inc. *	RETAL	3,339	57,030
Baker Hughes, Inc.	OILGS	4,293	187,690
Bank of America Corp.	BANKS	53,424	2,314,861
Bank of New York Co., Inc.	BANKS	10,017	292,196
Bausch & Lomb, Inc.	HEALP	477	31,697
BB&T Corp.	BANKS	7,155	283,982
Bear Stearns Cos., Inc.	DIVFS	1,431	137,619
BellSouth Corp.	TELEC	24,327	659,748
Bemis Company, Inc.	PACCO	1,431	38,036
Big Lots, Inc. *	RETAL	1,431	17,501
Biogen Idec, Inc. *	BIOTE	4,293	262,604
BMC Software, Inc. *	SOFTW	2,862	45,248
Boise Cascade Corp.	FORPP	954	31,749
Brunswick Corp.	LEISU	1,431	65,483
Burlington Northern Santa Fe Corp.	TRANS	4,770	182,739
Burlington Resources, Inc.	OILGA	5,247	214,078
Calpine Corp. *	ELECT	5,247	15,216
Capital One Financial Corp.	DIVFS	3,339	246,752

See accompanying notes to the financial statements.

Caremark Rx, Inc. *	PHARM	6,201	198,866
Carnival Corp.	LEISU	8,109	383,474
Cendant Corp.	COMSV	13,356	288,490
CenterPoint Energy, Inc.	ELECT	3,816	39,534
Centex Corp.	HOMEB	1,431	72,208
CenturyTel, Inc.	TELEC	1,908	65,330
ChevronTexaco Corp.	OILGA	28,620	1,535,176
Chiron Corp. *	BIOTE	2,385	105,417
Chubb Corp.	INSUR	2,385	167,618
CIENA Corp. *	TELEC	7,632	15,111
CIGNA Corp.	INSUR	1,908	132,854
Cincinnati Financial Corp.	INSUR	2,385	98,310
Cinergy Corp.	ELECT	2,385	94,446
Circuit City Stores, Inc.	RETAL	2,385	36,586
Citigroup, Inc.	DIVFS	68,211	3,009,470
Citizens Communications Co.	TELEC	3,816	51,096
Clear Channel Communications, Inc.	MEDIA	8,109	252,758
CMS Energy Corp. *	ELECT	2,385	22,705
Coca-Cola Enterprises, Inc.	BEVER	6,201	117,199
Comcast Corp. - Special Class A *	MEDIA	29,574	835,170
Comerica, Inc.	BANKS	2,385	141,550
Computer Associates International, Inc.	SOFTW	7,632	200,721
Computer Sciences Corp. *	COMPU	2,385	112,334
Compuware Corp. *	SOFTW	5,247	27,022
Comverse Technology, Inc. *	TELEC	2,385	44,910
ConAgra Foods, Inc.	FOOD	7,155	183,955
ConocoPhillips	OILGA	9,063	750,870
Consolidated Edison, Inc.	ELECT	3,339	140,372
Constellation Energy Group, Inc.	ELECT	2,385	95,018
Convergys Corp. *	COMSV	1,908	25,624
Cooper Industries, Ltd. - Class A	MISMA	1,431	84,429
Cooper Tire & Rubber Co.	AUTPE	954	19,242
Coors (Adolph) Co. - Class B	BEVER	477	32,398
Corning, Inc. *	TELEC	18,126	200,836
Costco Wholesale Corp.	RETAL	6,201	257,714
Countrywide Credit Industries, Inc.	DIVFS	7,632	300,624
Crane Co.	MISMA	954	27,590
CSX Corp.	TRANS	2,862	95,018
Cummins, Inc.	MACDV	477	35,246
CVS Corp.	RETAL	5,247	221,056
Dana Corp.	AUTPE	1,908	33,753
Darden Restaurants, Inc.	RETAL	1,908	44,495
Deere & Co.	MACDV	3,339	215,531
Devon Energy Corp.	OILGA	3,339	237,102
Dillards, Inc. - Class A	RETAL	954	18,832
Dominion Resources, Inc.	ELECT	4,293	280,118
Donnelley (R.R.) & Sons Co.	COMSV	2,862	89,638
Dover Corp.	MISMA	2,862	111,246
DTE Energy Co.	ELECT	2,385	100,623
Duke Energy Corp.	ELECT	11,925	272,963
Dynegy, Inc. - Class A *	PIPEL	4,770	23,802
E*TRADE Group, Inc. *	DIVFS	4,770	54,473
Eastman Chemical Co.	CHEME	954	45,363
Eastman Kodak Co.	MISMA	3,816	122,952
Eaton Corp.	MISMA	1,908	120,986
Edison International	ELECT	4,293	113,807
El Paso Corp.	PIPEL	8,586	78,905
Electronic Data Systems Corp.	COMPU	6,201	120,237
EMC Corp. *	COMPU	32,436	374,311
Engelhard Corp.	CHEME	1,431	40,569
Entergy Corp.	ELECT	2,862	173,466
EOG Resources, Inc.	OILGA	1,431	94,231

See accompanying notes to the financial statements.

Equity Office Properties TrustREIT	REITS	5,247	142,981
Equity Residential Properties TrustREIT	REITS	3,816	118,296
Exelon Corp.	ELECT	8,586	315,021
Exxon Mobil Corp.	OILGA	86,337	4,172,666
Federated Department Stores, Inc.	RETAL	2,385	108,351
FedEx Corp.	TRANS	3,816	326,993
Fifth Third Bancorp	BANKS	7,632	375,647
First Horizon National Corp.	BANKS	1,431	62,048
FirstEnergy Corp.	ELECT	4,293	176,356
Fiserv, Inc. *	SOFTW	2,385	83,141
Fisher Scientific International, Inc. *	ELETR	1,431	83,470
Fluor Corp.	ENGCO	954	42,472
Ford Motor Co.	AUTOM	24,327	341,795
FPL Group, Inc.	ELECT	2,385	162,943
Franklin Resources, Inc.	DIVFS	3,339	186,183
Freddie Mac	DIVFS	9,063	591,270
Gannett Co., Inc.	MEDIA	3,816	319,628
Gateway, Inc. *	COMPU	4,770	23,612
General Dynamics Corp.	AEROD	2,385	243,509
General Mills, Inc.	FOOD	4,770	214,174
General Motors Corp.	AUTOM	7,632	324,207
Genuine Parts Co.	DISTW	2,385	91,536
Genzyme Corp. - General Division *	BIOTE	2,862	155,721
Georgia Pacific Corp.	FORPP	3,339	120,037
Golden West Financial Corp.	SAVLO	1,908	211,693
Goldman Sachs Group, Inc.	DIVFS	6,201	578,181
Goodrich Co.	AEROD	1,431	44,876
Goodyear Tire & Rubber Co. *	AUTPE	2,385	25,615
Grainger (W.W.), Inc.	DISTW	1,431	82,497
Great Lakes Chemical Corp.	CHEME	477	12,211
Harrah’s Entertainment, Inc.	LODGE	1,431	75,814
Hartford Financial Services Group, Inc.	INSUR	3,816	236,325
Hasbro, Inc.	TOYGH	2,385	44,838
HCA, Inc.	HEALS	6,201	236,567
Health Management Assoc., Inc. – Class A	HEALS	3,339	68,216
Hewlett-Packard Co.	COMPU	40,068	751,275
Hilton Hotels Corp.	LODGE	5,247	98,853
Honeywell International, Inc.	MISMA	11,448	410,525
Hospira, Inc. *	PHARM	1,908	58,385
Humana, Inc. *	HEALS	1,908	38,122
Huntington Bancshares, Inc.	BANKS	2,862	71,292
Illinois Tool Works, Inc.	MISMA	4,293	399,979
Ingersoll-Rand Co. - Class A	MISMA	2,385	162,108
International Paper Co.	FORPP	6,201	250,582
Interpublic Group of Companies, Inc. *	ADVER	5,724	60,617
ITT Industries, Inc.	MISMA	1,431	114,466
J.P. Morgan Chase & Co.	DIVFS	47,222	1,876,130
Jabil Circuit, Inc. *	ELETR	2,862	65,826
Janus Capital Group, Inc.	DIVFS	3,339	45,444
JDS Uniphase Corp. *	TELEC	19,080	64,300
Jefferson-Pilot Corp.	INSUR	1,908	94,751
Johnson Controls, Inc.	AUTPE	2,385	135,491
Jones Apparel Group, Inc.	APPAR	1,431	51,230
KB Home	HOMEB	477	40,302
Kerr-Mcgee Corp.	OILGA	1,908	109,233
KeyCorp	BANKS	5,247	165,805
KeySpan Corp.	GAS	1,908	74,794
Kinder Morgan, Inc.	PIPEL	1,431	89,896
King Pharmaceuticals, Inc. *	PHARM	3,339	39,868
Kroger Co. *	FOOD	10,017	155,464
Leggett & Platt, Inc.	HOMEF	2,385	67,018
Lehman Brothers Holdings, Inc.	DIVFS	3,816	304,212

See accompanying notes to the financial statements.

Limited, Inc.	RETAL	6,201	138,220
Lincoln National Corp.	INSUR	2,385	112,095
Liz Claiborne, Inc.	APPAR	1,431	53,977
Lockheed Martin Corp.	AEROD	5,724	319,284
Loews Corp.	INSUR	2,385	139,523
Louisiana-Pacific Corp.	FORPP	1,431	37,134
LSI Logic Corp. *	SEMIC	5,247	22,615
M&T Bank Corp.	BANKS	1,431	136,947
Manor Care, Inc.	HEALS	954	28,582
Marathon Oil Corp.	OILGA	4,770	196,906
Marriott International, Inc. - Class A	LODGE	2,862	148,710
Marshall & Ilsley Corp.	BANKS	2,862	115,339
Masco Corp.	BUILD	5,724	197,650
Mattel, Inc.	TOYGH	5,724	103,776
May Department Stores Co.	RETAL	3,816	97,804
MBIA, Inc.	INSUR	1,908	111,065
MBNA Corp.	DIVFS	16,695	420,714
McDonald’s Corp.	RETAL	16,695	467,961
McKesson Corp.	COMSV	3,816	97,880
Meadwestvaco Corp.	FORPP	2,862	91,298
Medco Health Solutions, Inc. *	PHARM	3,339	103,175
MedImmune, Inc. *	BIOTE	3,339	79,134
Mellon Financial Corp.	BANKS	5,724	158,498
Merrill Lynch & Co., Inc.	DIVFS	12,879	640,344
MetLife, Inc.	INSUR	10,017	387,157
MGIC Investment Corp.	INSUR	1,431	95,233
Micron Technology, Inc. *	SEMIC	8,109	97,551
Molex, Inc.	ELECE	2,385	71,121
Monsanto Co.	AGRIC	3,339	121,606
Morgan Stanley Dean Witter & Co.	DIVFS	14,310	705,483
Motorola, Inc.	TELEC	31,005	559,330
Nabors Industries, Ltd. *	OILGA	1,908	90,344
National City Corp.	BANKS	8,109	313,170
NCR Corp. *	COMPU	1,431	70,963
Newell Rubbermaid, Inc.	HOUSE	3,816	76,473
Newmont Mining Corp.	MINIG	5,724	260,614
NICOR, Inc.	GAS	477	17,506
NiSource, Inc.	ELECT	3,339	70,152
Noble Corp. *	OILGA	1,908	85,765
Nordstrom, Inc.	RETAL	1,908	72,962
Norfolk Southern Corp.	TRANS	5,247	156,046
Northern Trust Corp.	BANKS	2,862	116,770
Northrop Grumman Corp.	AEROD	4,770	254,384
Novell, Inc. *	SOFTW	5,247	33,109
Novellus Systems, Inc. *	SEMIC	1,908	50,734
Nucor Corp.	IRONS	954	87,167
NVIDIA Corp. *	SEMIC	2,385	34,630
Occidental Petroleum Corp.	OILGA	5,247	293,465
Office Depot, Inc. *	RETAL	4,293	64,524
PACCAR, Inc.	AUTOM	2,385	164,851
Pall Corp.	MISMA	1,431	35,031
Parker Hannifin Corp.	ELETR	1,431	84,228
Penney (J.C.) Co.	RETAL	3,816	134,628
Peoples Energy Corp.	GAS	477	19,881
PeopleSoft, Inc. *	SOFTW	4,770	94,685
PerkinElmer, Inc.	ELETR	1,908	32,856
PG&E Corp. *	ELECT	5,724	174,010
Phelps Dodge Corp.	MINIG	1,431	131,695
Pinnacle West Capital Corp.	ELECT	1,431	59,387
Plum Creek Timber Company, Inc.	FORPP	2,385	83,547
PNC Financial Services Group	BANKS	3,816	206,446
Power-One, Inc. *	ELECE	954	6,182

See accompanying notes to the financial statements.

PPG Industries, Inc.	CHEME	2,385	146,153
PPL Corp.	ELECT	2,385	112,524
Principal Financial Group, Inc.	INSUR	4,293	154,419
Progress Energy, Inc.	ELECT	3,339	141,373
Progressive Corp.	INSUR	2,862	242,555
PrologisREIT	REITS	2,385	84,047
Providian Financial Corp. *	DIVFS	3,816	59,301
Prudential Financial, Inc.	INSUR	7,155	336,571
Public Service Enterprise Group, Inc.	ELECT	3,339	142,241
Pulte Homes, Inc.	HOMEB	1,908	117,094
QLogic Corp. *	SEMIC	1,431	42,372
Quest Diagnostics, Inc.	HEALS	1,431	126,243
Raytheon Co.	AEROD	5,724	217,398
Reebok International, Ltd.	APPAR	954	35,031
Regions Financial Corp.	BANKS	5,724	189,235
Reynolds American, Inc.	AGRIC	1,908	129,820
Rockwell International Corp.	MACDV	2,385	92,300
Rohm & Haas Co.	CHEME	2,862	122,980
Rowan Companies, Inc. *	OILGA	1,431	37,778
Ryder System, Inc.	TRANS	954	44,876
Sabre Holdings Corp.	LEISU	1,908	46,803
SAFECO Corp.	INSUR	1,908	87,100
Safeway, Inc. *	FOOD	5,724	110,530
Sanmina-SCI Corp. *	ELETR	6,678	47,080
SBC Communications, Inc.	TELEC	43,407	1,126,412
Schering-Plough Corp.	PHARM	19,557	372,756
Schwab (Charles) Corp.	DIVFS	18,126	166,578
Scientific-Atlanta, Inc.	TELEC	1,908	49,455
Sears, Roebuck & Co.	RETAL	2,862	114,051
Sempra Energy	GAS	2,862	103,576
Siebel Systems, Inc. *	SOFTW	6,678	50,352
Snap-on, Inc.	HANMT	954	26,292
Southern Co.	ELECT	9,540	286,010
SouthTrust Corp.	BANKS	4,293	178,846
Southwest Airlines Co.	AIRLI	10,494	142,928
Sovereign Bancorp, Inc.	SAVLO	3,816	83,265
Sprint Corp. (FON Group)	TELEC	18,603	374,478
St. Paul Companies, Inc.	INSUR	8,586	283,853
Stanley Works	HANMT	954	40,574
Starwood Hotels & Resorts Worldwide, Inc.	LODGE	2,862	132,854
State Street Corp.	BANKS	4,293	183,354
Sun Microsystems, Inc. *	COMPU	43,884	177,291
SunGard Data Systems, Inc. *	COMPU	3,816	90,706
Sunoco, Inc.	OILGA	954	70,577
SunTrust Banks, Inc.	BANKS	3,816	268,685
SuperValu, Inc.	FOOD	1,908	52,565
Synovus Financial Corp.	BANKS	3,816	99,788
Target Corp.	RETAL	11,925	539,605
TECO Energy, Inc.	ELECT	2,385	32,269
Tektronix, Inc.	ELETR	954	31,721
Tellabs, Inc. *	TELEC	5,247	48,220
Temple-Inland, Inc.	FORPP	954	64,061
Tenet Healthcare Corp. *	HEALS	6,201	66,909
Textron, Inc.	MISMA	1,908	122,627
Thermo Electron Corp. *	ELETR	2,385	64,443
Tiffany & Co.	RETAL	1,908	58,652
Time Warner, Inc. *	MEDIA	60,102	970,045
Torchmark Corp.	INSUR	1,431	76,101
Toys R Us, Inc. *	RETAL	2,862	50,772
Transocean Sedco Forex, Inc. *	OILGA	4,293	153,604
Tribune Co.	MEDIA	4,293	176,657
TXU Corp.	ELECT	4,293	205,721

See accompanying notes to the financial statements.

Tyco International, Ltd.	MISMA	26,235	804,365
U.S. Bancorp	BANKS	24,804	716,836
Union Pacific Corp.	TRANS	3,339	195,665
Unisys Corp. *	COMPU	4,293	44,304
United States Steel Corp.	IRONS	1,431	53,834
Univision Communications, Inc. – Class A *	MEDIA	4,293	135,702
Unocal Corp.	OILGA	3,339	143,577
UnumProvident Corp.	INSUR	3,816	59,873
Valero Energy Corp.	OILGA	1,908	153,041
Veritas Software Corp. *	SOFTW	5,724	101,887
Verizon Communications, Inc.	TELEC	36,729	1,446,388
VF Corp.	APPAR	1,431	70,763
Viacom, Inc. - Class B	MEDIA	22,896	768,390
Visteon Corp.	AUTPE	1,908	15,245
Vulcan Materials Co.	BUILD	1,431	72,909
Wachovia Corp.	BANKS	17,172	806,225
Walt Disney Co.	MEDIA	27,189	613,112
Washington Mutual, Inc.	SAVLO	11,448	447,388
Waste Management, Inc.	ENVIR	7,632	208,659
Watson Pharmaceuticals, Inc. *	PHARM	1,431	42,157
Wellpoint Health Networks, Inc. *	HEALS	1,908	200,512
Wells Fargo & Co.	BANKS	22,419	1,336,845
Wendy’s International, Inc.	RETAL	1,431	48,082
Weyerhaeuser Co.	FORPP	3,339	221,977
Whirlpool Corp.	HOMEF	954	57,326
Williams Companies, Inc.	PIPEL	6,678	80,804
Winn-Dixie Stores, Inc.	FOOD	1,908	5,896
Worthington Industries, Inc.	METFH	954	20,368
Xcel Energy, Inc.	ELECT	5,247	90,878
Xerox Corp. *	OFFBE	10,494	147,756
XL Capital, Ltd. - Class A	INSUR	1,908	141,173
Zions Bancorp	BANKS	954	58,232

TOTAL COMMON STOCKS (Cost $65,285,606)			70,522,726

	Principal Amount
Repurchase Agreements (0.3%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $198,008 (Collateralized by $202,000 Federal Home Loan Bank, 1.87%, 10/1/04, market value $201,990)	$198,000	198,000

TOTAL REPURCHASE AGREEMENTS (Cost $198,000)		198,000

TOTAL INVESTMENT SECURITIES (Cost $65,483,606) - 100.0%		70,720,726
Net other assets (liabilities) – NM		23,474

NET ASSETS – 100.0%		$70,744,200

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $111,450)	2	$(483)

*	Non-income producing security

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.1%
AEROD	Aerospace/Defense	1.5%
AGROP	Agriculture	0.6%
AIRLI	Airlines	0.2%
APPAR	Apparel	0.3%
AUTOM	Auto Manufacturers	1.2%
AUTPE	Auto Parts & Equipment	0.3%
BANKS	Banks	12.3%
BEVER	Beverages	0.2%
BIOTE	Biotechnology	0.9%
BUILD	Building Materials	0.4%
CHEME	Chemicals	0.8%
COMPU	Computers	2.9%
COMSV	Commercial Services	0.7%
COSPC	Cosmetics/Personal Care	0.1%
DISTW	Distribution/Wholesale	0.2%
DIVFS	Diversified Financial Services	13.1%
ELECE	Electrical Components & Equipment	0.2%
ELECT	Electric	5.1%
ELETR	Electronics	0.7%
ENGCO	Engineering & Construction	0.1%
ENVIR	Environmental Control	0.3%
FOOD	Food	1.2%
FORPP	Forest Products & Paper	1.3%
GAS	Gas	0.3%
HANMT	Hand/Machine Tools	0.1%
HEALP	Healthcare-Products	NM
HEALS	Healthcare-Services	1.6%
HOMEB	Home Builders	0.3%
HOMEF	Home Furnishings	0.2%
HOUSE	Housewares	0.1%
INSUR	Insurance	9.0%
IRONS	Iron/Steel	0.2%
LEISU	Leisure Time	0.7%
LODGE	Lodging	0.6%
MACDV	Machinery-Diversified	0.5%
MEDIA	Media	5.8%
METFH	Metal Fabricate/Hardware	NM
MINIG	Mining	1.1%
MISMA	Miscellaneous Manufacturing	3.6%
OFFBE	Office/Business Equipment	0.2%
OILGA	Oil & Gas	12.4%
OILGS	Oil & Gas Services	0.3%
PACCO	Packaging & Containers	0.1%
PHARM	Pharmaceuticals	1.3%
PIPEL	Pipelines	0.4%
REITS	Real Estate Investment Trust	0.6%
RETAL	Retail	3.6%
SALVO	Savings & Loans	1.0%
SEMIC	Semiconductors	0.5%
SOFTW	Software	0.9%
TELEC	Telecommunications	8.0%
TOYGH	Toys/Games/Hobbies	0.2%
TRANS	Transportation	1.4%
	Other**	0.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Large-Cap Growth ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (99.3%)
3M Co.	MISMA	1,520	$121,554
Abbott Laboratories	PHARM	2,964	125,555
Adobe Systems, Inc.	SOFTW	456	22,558
AES Corp. *	ELECT	1,216	12,148
Agilent Technologies, Inc. *	ELETR	912	19,671
Allegheny Technologies, Inc.	IRONS	152	2,774
Allergan, Inc.	PHARM	228	16,541
Altera Corp. *	SEMIC	684	13,386
Altria Group, Inc.	AGRIC	3,952	185,902
American Express Co.	DIVFS	2,432	125,151
American Standard Cos. *	BUILD	380	14,786
Amgen, Inc. *	BIOTE	2,432	137,845
Analog Devices, Inc.	SEMIC	684	26,526
Anheuser-Busch Companies, Inc.	BEVER	1,520	75,924
Apollo Group, Inc. - Class A *	COMSV	380	27,880
Applied Materials, Inc. *	SEMIC	3,268	53,889
Autodesk, Inc.	SOFTW	228	11,088
Automatic Data Processing, Inc.	SOFTW	1,140	47,105
AutoZone, Inc. *	RETAL	152	11,742
Avaya, Inc. *	TELEC	836	11,654
Avery Dennison Corp.	HOUPW	228	14,998
Avon Products, Inc.	COSPC	912	39,836
Ball Corp.	PACCO	152	5,689
Bard (C.R.), Inc.	HEALP	228	12,912
Baxter International, Inc.	HEALP	1,140	36,662
Becton, Dickinson & Co.	HEALP	456	23,575
Bed Bath & Beyond, Inc. *	RETAL	608	22,563
Best Buy Co., Inc.	RETAL	608	32,978
Biomet, Inc.	HEALP	456	21,377
BJ Services Co.	OILGS	304	15,933
Black & Decker Corp.	HANMT	152	11,771
Block H & R, Inc.	COMSV	304	15,024
Boeing Co.	AEROD	1,596	82,386
Boston Scientific Corp. *	HEALP	1,596	63,409
Bristol-Myers Squibb Co.	PHARM	3,724	88,147
Broadcom Corp. - Class A *	SEMIC	608	16,592
Brown-Forman Corp. - Class B	CHEME	228	10,442
Campbell Soup Co.	FOOD	760	19,980
Cardinal Health, Inc.	PHARM	836	36,592
Caterpillar, Inc.	MECCM	684	55,028
Cintas Corp.	TEXTI	304	12,780
Cisco Systems, Inc. *	TELEC	12,996	235,227
Citrix Systems, Inc. *	SOFTW	304	5,326
Clorox Co.	HOUPW	380	20,254
Coach, Inc. *	APPAR	380	16,120
Coca-Cola Co.	BEVER	4,712	188,716
Colgate-Palmolive Co.	COSPC	988	44,638
Danaher Corp.	MISMA	608	31,178
Dell, Inc. *	COMPU	4,864	173,158
Delphi Automotive Systems Corp.	AUTPE	1,064	9,885
Delta Air Lines, Inc. *	AIRLI	228	750
Deluxe Corp.	COMSV	76	3,118

See accompanying notes to the financial statements.

Dollar General Corp.	RETAL	608	12,251
Dow Chemical Co.	CHEME	1,824	82,409
Dow Jones & Company, Inc.	MEDIA	152	6,173
Du Pont (E.I.) de Nemours	CHEME	1,900	81,320
eBay, Inc. *	INTER	1,292	118,787
Ecolab, Inc.	CHEME	456	14,337
Electronic Arts, Inc. *	SOFTW	608	27,962
Eli Lilly & Co.	PHARM	2,204	132,350
Emerson Electric Co.	ELECE	836	51,740
Equifax, Inc.	COMSV	228	6,010
Express Scripts, Inc. - Class A *	PHARM	152	9,932
Family Dollar Stores, Inc.	RETAL	304	8,238
Fannie Mae	DIVFS	1,824	115,642
Federated Investors, Inc. - Class B	DIVFS	228	6,484
First Data Corp.	SOFTW	1,672	72,732
Forest Laboratories, Inc. *	PHARM	684	30,766
Fortune Brands, Inc.	HOUPW	304	22,523
Freeport-McMoRan Cop/ Gld, Inc. - Class B	MINIG	304	12,312
Gap, Inc.	RETAL	1,748	32,688
General Electric Co.	MISMA	19,912	668,645
Gilead Sciences, Inc. *	PHARM	760	28,409
Gillette Co.	COSPC	1,900	79,306
Guidant Corp.	HEALP	608	40,152
Halliburton Co.	OILGS	836	28,165
Harley-Davidson, Inc.	LEISU	532	31,622
Heinz (H.J.) Co.	FOOD	684	24,638
Hercules, Inc. *	CHEME	228	3,249
Hershey Foods Corp.	FOOD	532	24,850
Home Depot, Inc.	RETAL	4,256	166,834
IMS Health, Inc.	SOFTW	456	10,908
Intel Corp.	SEMIC	12,388	248,504
International Business Machines Corp.	COMPU	3,268	280,199
International Flavors & Fragrances, Inc.	CHEME	152	5,806
International Game Technology	ENTER	684	24,590
Intuit, Inc. *	SOFTW	380	17,252
Johnson & Johnson	HEALP	5,700	321,081
Kellogg Co.	FOOD	760	32,422
Kimberly-Clark Corp.	COSPC	988	63,815
KLA -Tencor Corp. *	SEMIC	380	15,762
Knight-Ridder, Inc.	MEDIA	152	9,948
Kohls Corp. *	RETAL	684	32,962
Lexmark International Group, Inc. *	COMPU	228	19,154
Linear Technology Corp.	SEMIC	608	22,034
Lowe’s Cos., Inc.	RETAL	1,520	82,612
Lucent Technologies, Inc. *	TELEC	8,208	26,019
Marsh & McLennan Companies, Inc.	INSUR	988	45,211
Maxim Integrated Products, Inc.	SEMIC	608	25,712
Maytag Corp.	HOMEF	152	2,792
McCormick & Co., Inc.	FOOD	228	7,830
McGraw-Hill Companies, Inc.	MEDIA	380	30,283
Medtronic, Inc.	HEALP	2,356	122,276
Merck & Co., Inc.	PHARM	4,256	140,448
Mercury Interactive Corp. *	SOFTW	152	5,302
Meredith Corp.	MEDIA	76	3,905
Microsoft Corp.	SOFTW	20,748	573,681
Millipore Corp. *	BIOTE	76	3,637
Monster Worldwide, Inc. *	INTER	228	5,618
Moody’s Corp.	COMSV	304	22,268
Mylan Laboratories, Inc.	PHARM	532	9,576
National Semiconductor Corp. *	SEMIC	684	10,595
Navistar International Corp. *	AUTOM	152	5,653
Network Appliance, Inc. *	COMPU	684	15,732

See accompanying notes to the financial statements.

New York Times Co. - Class A	MEDIA	304	11,886
Nextel Communications, Inc. - Class A *	TELEC	2,128	50,732
Nike, Inc. - Class B	APPAR	532	41,921
North Fork Bancorp, Inc.	BANKS	304	13,513
Omnicom Group, Inc.	ADVER	380	27,763
Oracle Corp. *	SOFTW	9,956	112,303
Pactiv Corp. *	PACCO	304	7,069
Parametric Technology Corp. *	SOFTW	532	2,809
Paychex, Inc.	COMSV	760	22,914
PepsiCo, Inc.	BEVER	3,268	158,988
Pfizer, Inc.	PHARM	14,668	448,840
Pitney Bowes, Inc.	OFFBE	456	20,110
PMC-Sierra, Inc. *	SEMIC	304	2,678
Praxair, Inc.	CHEME	608	25,986
Procter & Gamble Co.	COSPC	4,864	263,240
Qualcomm, Inc.	TELEC	3,040	118,682
Qwest Communications International, Inc. *	TELEC	3,420	11,389
RadioShack Corp.	RETAL	304	8,707
Robert Half International, Inc.	COMSV	304	7,834
Rockwell Collins, Inc.	AEROD	304	11,291
Sara Lee Corp.	FOOD	1,520	34,747
Schlumberger, Ltd.	OILGS	1,140	76,733
Sealed Air Corp. *	PACCO	152	7,045
Sherwin-Williams Co.	CHEME	304	13,364
Sigma-Aldrich Corp.	CHEME	152	8,816
Simon Property Group, Inc.REIT	REITS	380	20,379
SLM Corp.	DIVFS	836	37,286
Solectron Corp. *	ELETR	1,824	9,029
St. Jude Medical, Inc. *	HEALP	304	22,882
Staples, Inc.	RETAL	988	29,462
Starbucks Corp. *	RETAL	760	34,550
Stryker Corp.	HEALP	760	36,541
Symantec Corp. *	INTER	608	33,367
Symbol Technologies, Inc.	ELETR	456	5,764
Sysco Corp.	FOOD	1,216	36,382
T. Rowe Price Group, Inc.	DIVFS	228	11,614
Teradyne, Inc. *	SEMIC	380	5,092
Texas Instruments, Inc.	SEMIC	3,344	71,161
The Pepsi Bottling Group, Inc.	BEVER	532	14,444
TJX Companies, Inc.	RETAL	988	21,776
United Parcel Service, Inc. - Class B	TRANS	2,128	161,558
United Technologies Corp.	AEROD	988	92,259
UnitedHealth Group, Inc.	HEALS	1,216	89,668
UST, Inc.	AGRIC	304	12,239
Wal-Mart Stores, Inc.	RETAL	8,208	436,665
Walgreen Co.	RETAL	1,976	70,800
Waters Corp. *	ELETR	228	10,055
Wrigley (WM.) JR Co.	FOOD	456	28,869
Wyeth	PHARM	2,584	96,642
Xilinx, Inc.	SEMIC	684	18,468
Yahoo!, Inc. *	INTER	2,584	87,623
YUM! Brands, Inc.	RETAL	532	21,631
Zimmer Holdings, Inc. *	HEALP	456	36,042

TOTAL COMMON STOCKS (Cost $8,591,537)			9,676,444

See accompanying notes to the financial statements.

	Principal Amount
Repurchase Agreements (1.9%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $182,007 (Collateralized by $186,000 Federal Home Loan Bank, 1.87%, 10/1/04, market value $185,990)	$182,000	182,000

TOTAL REPURCHASE AGREEMENTS (Cost $182,000)		182,000

TOTAL INVESTMENT SECURITIES (Cost $8,773,537) - 101.2%		9,858,444
Net other assets (liabilities) – (1.2)%		(117,296)

NET ASSETS – 100.0%		$9,741,148

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $111,450)	2	$(483)

*	Non-income producing security

REIT	Real Estate Investment Trust

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.3%
AEROD	Aerospace/Defense	1.9%
AGRIC	Agriculture	2.0%
AIRLI	Airlines	NM
APPAR	Apparel	0.6%
AUTOM	Auto Manufacturers	0.1%
AUTPE	Auto Parts & Equipment	0.1%
BANKS	Banks	0.1%
BEVER	Beverages	4.5%
BIOTE	Biotechnology	1.5%
BUILD	Building Materials	0.2%
CHEME	Chemicals	2.5%
COMPU	Computers	5.0%
COMSV	Commercial Services	1.1%
COSPC	Cosmetics/Personal Care	5.0%
DIVFS	Diversified Financial Services	3.0%
ELECE	Electrical Components & Equipment	0.5%
ELECT	Electric	0.1%
ELETR	Electronics	0.5%
ENTER	Entertainment	0.3%
FOOD	Food	2.2%
HANMT	Hand/Machine Tools	0.1%
HEALP	Healthcare-Products	7.6%
HEALS	Healthcare-Services	0.9%
HOMEF	Home Furnishings	NM
HOUPW	Household Products/Wares	0.6%
INSUR	Insurance	0.5%
INTER	Internet	2.5%
IRONS	Iron/Steel	NM
LEISU	Leisure Time	0.3%
MECCM	Machinery-Construction & Mining	0.6%
MEDIA	Media	0.6%
MINIG	Mining	0.1%
MISMA	Miscellaneous Manufacturing	8.4%
OFFBE	Office/Business Equipment	0.2%
OILGS	Oil & Gas Services	1.2%
PACCO	Packaging & Containers	0.2%
PHARM	Pharmaceuticals	12.0%
REITS	Real Estate Investment Trust	0.2%
RETAL	Retail	10.6%
SEMIC	Semiconductors	5.4%
SOFTW	Software	9.3%
TELEC	Telecommunications	4.7%
TEXTI	Textiles	0.1%
TRANS	Transportation	1.7%
	Other**	0.7%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Mid-Cap Value ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (99.8%)
3Com Corp. *	TELEC	31,296	$132,069
Adesa, Inc. *	COMSV	7,498	123,193
Advanced Fibre Communications, Inc. *	TELEC	7,172	114,035
Advent Software, Inc. *	SOFTW	2,608	43,893
AGCO Corp. *	MACDV	7,172	162,231
AGL Resources, Inc.	GAS	5,216	160,496
Airgas, Inc.	CHEME	5,868	141,243
Alaska Air Group, Inc. *	AIRLI	2,282	56,548
Albemarle Corp.	CHEME	3,260	114,393
Alexander & Baldwin, Inc.	TRANS	3,260	110,644
ALLETE, Inc.	ELECT	1	22
Alliant Energy Corp.	ELECT	8,802	218,994
Allmerica Financial Corp. *	INSUR	4,238	113,917
AMB Property Corp.REIT	REITS	6,520	241,370
American Financial Group, Inc.	INSUR	5,868	175,395
American Greetings Corp. - Class A	HOUPW	5,542	139,215
AmeriCredit Corp. *	DIVFS	12,714	265,468
Amerus Group Co.	INSUR	3,260	133,660
AnnTaylor Stores Corp. *	RETAL	5,542	129,683
Aquila, Inc. *	ELECT	18,908	58,993
Arch Coal, Inc.	COAL	4,238	150,407
Arrow Electronics, Inc. *	ELETR	9,128	206,110
ArvinMeritor, Inc.	AUTPE	5,542	103,913
Ascential Software Corp. *	SOFTW	4,890	65,868
Associated Banc-Corp.	BANKS	8,802	282,280
Astoria Financial Corp.	SAVLO	6,194	219,825
Avnet, Inc. *	ELETR	9,780	167,434
Bandag, Inc.	AUTPE	1,630	71,394
Banknorth Group, Inc.	BANKS	13,692	479,220
Banta Corp.	COMSV	1,956	77,751
Barnes & Noble, Inc. *	RETAL	5,542	205,054
Belo (A.H.) Corp. - Class A	MEDIA	9,454	213,094
BJ’s Wholesale Club, Inc. *	RETAL	5,542	151,518
Black Hills Corp.	ELECT	2,608	72,450
Bob Evans Farms, Inc.	RETAL	2,934	79,687
Borders Group, Inc.	RETAL	6,194	153,611
BorgWarner, Inc.	AUTPE	4,564	197,576
Bowater, Inc.	FORPP	4,564	174,299
Cabot Corp.	CHEME	4,890	188,607
Cadence Design Systems, Inc. *	COMPU	21,842	284,819
Caesars Entertainment, Inc. *	LODGE	24,776	413,759
Callaway Golf Co.	LEISU	5,868	62,025
CBRL Group, Inc.	RETAL	3,912	141,145
CheckFree Corp. *	INTER	6,846	189,429
CNF, Inc.	TRANS	3,912	160,353
Colonial BancGroup, Inc.	BANKS	10,106	206,668
Commscope, Inc. *	TELEC	4,890	105,624
Community Health Systems, Inc. *	HEALS	6,846	182,651
Constellation Brands, Inc. *	BEVER	8,476	322,597
Cooper Cameron Corp. *	OILGS	4,238	232,412

See accompanying notes to the financial statements.

Credence Systems Corp. *	SEMIC	7,824	56,333
Crompton Corp.	CHEME	9,128	86,625
Cytec Industries, Inc.	CHEME	3,260	159,577
D.R. Horton, Inc.	HOMEB	18,582	615,250
Dean Foods Co. *	FOOD	12,714	381,674
Duquesne Light Holdings, Inc.	ELECT	6,194	111,244
Dycom Industries, Inc. *	ENGCO	3,912	111,062
Edwards (A.G.), Inc.	DIVFS	6,520	225,722
Emmis Communications Corp. *	MEDIA	4,564	82,426
Energy East Corp.	ELECT	11,736	295,512
Ensco International, Inc.	OILGA	12,062	394,066
Entercom Communications Corp. *	MEDIA	4,238	138,413
Everest Re Group, Ltd.	INSUR	4,564	339,242
Fairchild Semiconductor Intl, Inc. *	SEMIC	9,454	133,963
Federal Signal Corp.	MISMA	3,912	72,685
Ferro Corp.	CHEME	3,260	71,101
Fidelity National Financial, Inc.	INSUR	13,692	521,664
First American Financial Corp.	INSUR	7,172	221,113
FirstMerit Corp.	BANKS	6,846	180,084
Flowserve Corp. *	MACDV	4,238	102,475
FMC Corp. *	CHEME	2,934	142,504
Foot Locker, Inc.	RETAL	11,410	270,417
Forest Oil Corp. *	OILGA	4,564	137,468
Furniture Brands International, Inc.	HOMEF	4,564	114,465
GATX Corp.	TRKLE	3,912	104,294
Glatfelter (P.H.) Co.	FORPP	3,586	44,431
Granite Construction, Inc.	ENGCO	3,260	77,914
Great Plains Energy, Inc.	ELECT	5,868	171,052
Greater Bay Bancorp	BANKS	4,238	121,843
Hanover Compressor Co. *	OILGS	6,194	83,309
Harris Corp.	TELEC	5,216	286,567
Harsco Corp.	MISMA	3,260	146,374
Hawaiian Electric Industries, Inc.	ELECT	6,520	173,041
HCC Insurance Holdings, Inc.	INSUR	5,216	157,262
Health Net, Inc. *	HEALS	9,128	225,644
Helmerich & Payne, Inc.	OILGA	3,912	112,235
Hibernia Corp.	BANKS	12,388	327,167
Highwoods Properties, Inc.REIT	REITS	4,238	104,297
Horace Mann Educators Corp.	INSUR	3,586	63,042
Hospitality Properties Trust REIT	REITS	5,542	235,480
Hovnanian Enterprises - Class A *	HOMEB	4,890	196,089
IDACORP, Inc.	ELECT	2,934	85,262
Imation Corp.	COMPU	2,934	104,421
Independence Community Bank Corp.	SAVLO	6,520	254,606
IndyMac Bancorp, Inc.	DIVFS	4,890	177,018
Integrated Device Technology, Inc. *	SEMIC	8,476	80,776
Intersil Corp. - Class A	SEMIC	12,062	192,149
Invitrogen Corp. *	BIOTE	4,238	233,048
Jefferies Group, Inc.	DIVFS	4,564	157,321
JM Smucker Co.	FOOD	4,564	202,687
Keane, Inc. *	SOFTW	5,216	80,118
Kelly Services, Inc. - Class A	COMSV	2,934	78,367
KEMET Corp. *	ELETR	6,846	55,384
Kennametal, Inc.	HANMT	2,934	132,470
L-3 Communications Holdings, Inc.	AEROD	8,476	567,892
LaBranche & Co., Inc. *	DIVFS	4,890	41,321
Lancaster Colony Corp.	MISMA	2,934	123,712
Lattice Semiconductor Corp. *	SEMIC	9,128	44,818

See accompanying notes to the financial statements.

Laureate Education, Inc. *	COMSV	3,586	133,471
Lear Corp.	AUTPE	5,542	301,761
Lennar Corp. - Class B	HOMEB	12,388	589,669
Leucadia National Corp.	COMSV	5,542	313,954
Liberty Property Trust	REITS	6,846	272,745
Longview Fibre Co.	FORPP	4,238	64,630
Lubrizol Corp.	CHEME	5,216	180,474
Mack-Cali Realty Corp. REIT	REITS	4,890	216,627
Manpower, Inc.	COMSV	7,172	319,082
Martin Marietta Materials	BUILD	3,912	177,097
McDATA Corp. - Class A *	COMPU	9,454	47,554
MDU Resources Group, Inc.	ELECT	9,454	248,924
Media General, Inc. - Class A	MEDIA	1,956	109,438
Mercantile Bankshares Corp.	BANKS	6,194	297,064
Millennium Pharmaceuticals, Inc. *	BIOTE	24,450	335,209
Minerals Technologies, Inc.	CHEME	1,630	95,942
Modine Manufacturing Co.	AUTPE	2,608	78,527
Mohawk Industries, Inc. *	TEXTI	5,216	414,098
MPS Group, Inc. *	COMSV	8,476	71,283
National Commerce Financial Corp.	BANKS	16,300	557,622
National Fuel Gas Co.	PIPEL	6,520	184,712
National-Oilwell, Inc. *	OILGS	6,846	224,960
Neiman Marcus Group, Inc. - Class A	RETAL	3,912	224,940
New Plan Excel Realty Trust, Inc. REIT	REITS	8,150	203,750
New York Community Bancorp	SAVLO	21,190	435,243
Newfield Exploration Co. *	OILGA	4,890	299,464
Newport Corp. *	TELEC	3,260	37,392
Noble Energy, Inc.	OILGA	4,564	265,807
Northeast Utilities System	ELECT	10,106	195,955
NSTAR	ELECT	4,238	208,086
OGE Energy Corp.	ELECT	7,172	180,950
Ohio Casualty Corp. *	INSUR	4,890	102,348
Old Republic International Corp.	INSUR	14,670	367,190
ONEOK, Inc.	GAS	8,150	212,063
Overseas Shipholding Group, Inc.	TRANS	3,260	161,827
PacifiCare Health Systems, Inc. *	HEALS	6,846	251,249
Payless ShoeSource, Inc. *	RETAL	5,542	56,140
Peabody Energy Corp.	COAL	5,216	310,352
Pentair, Inc.	MISMA	8,150	284,516
Pepco Holdings, Inc.	ELECT	14,670	291,933
PepsiAmericas, Inc.	BEVER	11,084	211,704
Pier 1 Imports, Inc.	RETAL	7,172	129,670
Pioneer Natural Resources Co.	OILGA	11,736	404,657
Plexus Corp. *	ELETR	3,586	39,589
PMI Group, Inc.	INSUR	7,824	317,498
PNM Resources, Inc.	ELECT	4,890	110,074
Pogo Producing Co.	OILGA	5,216	247,499
Polycom, Inc. *	TELEC	8,150	161,533
Potlatch Corp.	FORPP	2,282	106,820
Powerwave Technologies, Inc. *	TELEC	8,476	52,212
Precision Castparts Corp.	METFH	5,216	313,221
Pride International, Inc. *	OILGA	10,758	212,901
Protective Life Corp.	INSUR	5,542	217,856
Puget Energy, Inc.	ELECT	7,824	177,605
Quanta Services, Inc. *	COMSV	9,454	57,197
Quantum Corp. *	COMPU	14,344	33,135
Questar Corp.	PIPEL	6,846	313,683
Radian Group, Inc.	INSUR	7,498	346,633

See accompanying notes to the financial statements.

Raymond James Financial Corp.	DIVFS	5,868	141,536
Republic Services, Inc.	ENVIR	12,388	368,667
RF Micro Devices, Inc. *	TELEC	14,996	95,075
RPM, Inc.	CHEME	9,454	166,863
Ruddick Corp.	FOOD	3,586	70,429
Ryland Group, Inc.	HOMEB	1,956	181,243
Saks, Inc.	RETAL	11,410	137,491
SCANA Corp.	ELECT	8,802	328,666
Scholastic Corp. *	MEDIA	3,260	100,701
Sensient Technologies Corp.	CHEME	3,586	77,601
Sequa Corp. - Class A *	AEROD	978	51,061
Sierra Pacific Resources *	ELECT	9,454	84,613
Six Flags, Inc. *	ENTER	7,498	40,789
Smithfield Foods, Inc. *	FOOD	8,802	220,050
Sonoco Products Co.	PACCO	7,824	206,867
SPX Corp.	MISMA	6,194	219,268
StanCorp Financial Group, Inc.	INSUR	2,282	162,478
STERIS Corp. *	HEALP	5,542	121,591
Storage Technology Corp. *	COMPU	9,128	230,573
Superior Industries International, Inc.	AUTPE	2,282	68,346
Swift Transportation Co., Inc. *	TRANS	6,520	109,666
Sybase, Inc. *	SOFTW	7,824	107,893
Tech Data Corp. *	DISTW	4,564	175,942
Tecumseh Products Co.	MACDV	1,630	68,248
Teleflex, Inc.	MISMA	3,260	138,550
Telephone & Data Systems, Inc.	TELEC	4,564	384,152
Thomas & Betts Corp.	ELETR	4,890	131,150
Tidewater, Inc.	OILGS	4,890	159,170
Toll Brothers, Inc. *	HOMEB	5,868	271,864
Triad Hospitals, Inc. *	HEALS	6,194	213,321
Trinity Industries, Inc.	MISMA	3,912	121,937
TriQuint Semiconductor, Inc. *	SEMIC	10,758	41,956
Tyson Foods, Inc. - Class A	FOOD	28,362	454,360
United Rentals, Inc. *	COMSV	6,194	98,423
Unitrin, Inc.	INSUR	5,542	230,381
Universal Corp.	AGRIC	1,956	87,316
Universal Health Services, Inc. - Class B	HEALS	4,564	198,534
UTStarcom, Inc. *	TELEC	9,128	147,052
Varco International, Inc. *	OILGS	7,824	209,840
Vectren Corp.	GAS	6,194	155,965
Vishay Intertechnology, Inc. *	ELETR	12,714	164,011
W.R. Berkley Corp.	INSUR	6,846	288,627
Washington Federal, Inc.	SAVLO	6,193	155,754
Weatherford International, Ltd. *	OILGS	10,758	548,872
Webster Financial Corp.	BANKS	4,238	209,315
Werner Enterprises, Inc.	TRANS	6,520	125,901
Westar Energy, Inc.	ELECT	6,846	138,289
WGL Holdings, Inc.	GAS	3,912	110,553
Wisconsin Energy Corp.	ELECT	9,454	301,583
WPS Resources Corp.	ELECT	2,934	132,001
York International Corp.	BUILD	3,260	102,983

TOTAL COMMON STOCKS (Cost $35,155,110)			40,038,590

TOTAL INVESTMENT SECURITIES (Cost $35,155,110) - 99.8%			40,038,590
Net other assets (liabilities) – 0.2%			88,971

See accompanying notes to the financial statements.

NET ASSETS – 100.0%	$40,127,561

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2004 (Underlying face amount at value $118,700)	2	$1,592

*	Non-income producing security

REIT	Real Estate Investment Trust

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
AEROD	Aerospace/Defense	1.5%
AGRIC	Agriculture	0.2%
AIRLI	Airlines	0.1%
AUTPE	Auto Parts&Equipment	2.0%
BANKS	Banks	6.6%
BEVER	Beverages	1.3%
BIOTE	Biotechnology	1.4%
BUILD	Building Materials	0.7%
CHEME	Chemicals	3.6%
COAL	Coal	1.1%
COMPU	Computers	1.7%
COMSV	Commercial Services	3.2%
DISTW	Distribution/Wholesale	0.4%
DIVFS	Diversified Financial Services	2.5%
ELECT	Electric	9.0%
ELETR	Electronics	1.9%
ENGCO	Engineering & Construction	0.5%
ENTER	Entertainment	0.1%
ENVIR	Environmental Control	0.9%
FOOD	Food	3.3%
FORPP	Forest Products & Paper	1.0%
GAS	Gas	1.6%
HANMT	Hand/Machine Tools	0.3%
HEALP	Healthcare-Products	0.3%
HEALS	Healthcare-Services	2.7%
HOMEB	Home Builders	4.6%
HOMEF	Home Furnishings	0.3%
HOUPW	Household Products/Wares	0.3%
INSUR	Insurance	9.5%
INTER	Internet	0.5%
LEISU	Leisure Time	0.2%
LODGE	Lodging	1.0%
MACDV	Machinery-Diversified	0.8%
MEDIA	Media	1.6%
METFH	Metal Fabricate/Hardware	0.8%
MISMA	Miscellaneous Manufacturing	2.8%
OILGA	Oil & Gas	5.2%
OILGS	Oil & Gas Services	3.6%
PACCO	Packaging & Containers	0.5%
PIPEL	Pipelines	1.2%
REITS	Real Estate Investment Trust	3.2%
RETAL	Retail	4.2%
SAVLO	Savings & Loans	2.7%
SEMIC	Semiconductors	1.4%
SOFTW	Software	0.7%
TELEC	Telecommunications	3.8%
TEXTI	Textiles	1.0%
TRANS	Transportation	1.7%
TRKLE	Trucking & Leasing	0.3%
	Other**	0.2%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (99.5%)
99 Cents Only Stores *	RETAL	2,700	$38,421
Abercrombie & Fitch Co. - Class A	RETAL	3,600	113,400
Activision, Inc. *	SOFTW	5,040	69,905
Acxiom Corp.	SOFTW	3,240	76,918
ADTRAN, Inc.	TELEC	2,880	65,318
Aeropostale, Inc. *	RETAL	1,980	51,876
AirTran Holdings, Inc. *	AIRLI	3,240	32,270
Alliance Data Systems Corp. *	COMSV	3,060	124,114
Alliant Techsystems, Inc. *	AEROD	1,440	87,120
American Eagle Outfitters, Inc.	RETAL	2,700	99,495
Ametek, Inc.	ELECE	2,520	76,406
Applebee’s International, Inc.	RETAL	3,060	77,357
Apria Heathcare Group, Inc. *	HEALS	1,800	49,050
Aqua America, Inc.	WATER	3,420	75,616
Arthur J. Gallagher & Co.	INSUR	3,420	113,305
Atmel Corp. *	SEMIC	17,640	63,857
Avocent Corp. *	INTER	1,800	46,854
Bank of Hawaii Corp.	BANKS	1,980	93,555
Barr Laboratories, Inc. *	PHARM	3,960	164,063
Beckman Coulter, Inc.	HEALP	2,340	131,321
Blyth, Inc.	HOUPW	1,620	50,058
Boyd Gaming Corp.	LODGE	3,240	91,206
Brink’s Co.	MISMA	2,160	65,167
Brinker International, Inc. *	RETAL	3,600	112,140
Brown & Brown, Inc.	INSUR	2,520	115,164
C.H. Robinson Worldwide, Inc.	TRANS	3,240	150,304
Cabot Microelectronics Corp. *	CHEME	900	32,625
Career Education Corp. *	COMSV	3,780	107,465
Carlisle Cos., Inc.	MISMA	1,080	69,044
Carmax, Inc. *	RETAL	3,780	81,459
Catalina Marketing Corp.	ADVER	1,980	45,698
CDW Corp.	DISTW	3,060	177,572
Cephalon, Inc. *	PHARM	2,160	103,464
Ceridian Corp. *	COMPU	5,580	102,728
Certegy, Inc.	SOFTW	2,340	87,071
Charles River Laboratories Intl., Inc. *	BIOTE	1,800	82,440
Cheesecake Factory, Inc. *	RETAL	1,980	85,932
Chico’s FAS, Inc. *	RETAL	3,240	110,808
Choicepoint, Inc. *	COMSV	3,240	138,186
Church & Dwight, Inc.	HOUPW	2,160	60,610
Cincinnati Bell, Inc. *	TELEC	9,180	32,038
City National Corp.	BANKS	1,800	116,910
Claire’s Stores, Inc.	RETAL	3,600	90,144
Cognizant Technology Solutions Corp. *	COMPU	4,680	142,787
Commerce Bancorp, Inc.	BANKS	2,880	158,976
Compass Bancshares, Inc.	BANKS	4,500	197,189
Copart, Inc. *	RETAL	3,420	64,741
Corinthian Colleges, Inc. *	COMSV	3,420	46,102
Covance, Inc. *	HEALS	2,340	93,530
Coventry Health Care, Inc. *	HEALS	3,240	172,918
Cree Research, Inc. *	SEMIC	2,700	82,431
CSG Systems International, Inc. *	SOFTW	1,980	30,512
Cullen/Frost Bankers, Inc.	BANKS	1,980	92,011

See accompanying notes to the financial statements.

Cypress Semiconductor Corp. *	SEMIC	4,500	39,780
CYTYC Corp. *	HEALP	4,140	99,981
DENTSPLY International, Inc.	HEALP	3,060	158,936
DeVry, Inc. *	COMSV	2,700	55,917
Diebold, Inc.	COMPU	2,700	126,090
Dollar Tree Stores, Inc. *	RETAL	4,140	111,573
Donaldson Co., Inc.	MISMA	3,240	91,984
DPL, Inc.	ELECT	4,680	96,314
DST Systems, Inc. *	COMPU	3,060	136,078
Dun & Bradstreet Corp. *	SOFTW	2,700	158,490
Eaton Vance Corp.	DIVFS	2,520	101,783
Education Management Corp. *	COMSV	2,700	71,928
Edwards Lifesciences Corp. *	HEALP	2,160	72,360
Energizer Holdings, Inc. *	ELECE	3,060	141,067
Equitable Resources, Inc.	PIPEL	2,340	127,086
Expeditors International of Washington, Inc.	TRANS	3,960	204,732
Fair, Isaac & Co., Inc.	SOFTW	2,700	78,840
Fastenal Co.	DISTW	2,880	165,888
First Health Group Corp. *	COMSV	3,420	55,028
FMC Technologies, Inc. *	OILGS	2,520	84,168
Gartner Group, Inc. *	COMSV	3,960	46,292
Gentex Corp.	ELETR	2,880	101,175
Graco, Inc.	MACDV	2,520	84,420
Grant Prideco, Inc. *	OILGS	4,500	92,205
GreenPoint Financial Corp.	SAVLO	4,860	225,553
GTECH Holdings Corp.	ENTER	4,320	109,382
Harman International Industries, Inc.	HOMEF	2,520	271,530
Harte-Hanks, Inc.	ADVER	3,240	81,033
Henry Schein, Inc. *	HEALP	1,620	100,942
Herman Miller, Inc.	OFFFU	2,700	66,555
Hillenbrand Industries, Inc.	HEALP	2,340	118,240
HNI Corp.	OFFFU	2,160	85,493
Hormel Foods Corp.	FOOD	5,220	139,792
Hubbell, Inc. - Class B	ELECE	2,340	104,902
IMC Global, Inc. *	CHEME	4,320	75,125
INAMED Corp. *	HEALP	1,260	60,064
Integrated Circuit Systems, Inc. *	SEMIC	2,700	58,050
International Rectifier Corp. *	SEMIC	2,520	86,436
International Speedway Corp.	ENTER	1,980	98,802
Investors Financial Services Corp.	BANKS	2,520	113,728
ITT Educational Services, Inc. *	COMSV	1,620	58,401
IVAX Corp. *	PHARM	9,180	175,797
J.B. Hunt Transport Services, Inc.	TRANS	3,060	113,648
Jack Henry & Associates, Inc.	COMPU	3,420	64,193
Jacobs Engineering Group, Inc. *	ENGCO	2,160	82,706
JetBlue Airways Corp. *	AIRLI	3,780	79,078
Korn/Ferry International *	COMSV	1,440	26,251
Krispy Kreme Doughnuts, Inc. *	RETAL	2,340	29,624
Lam Research Corp. *	SEMIC	5,040	110,275
Lee Enterprises, Inc.	MEDIA	1,620	75,071
Legg Mason, Inc.	DIVFS	3,780	201,360
LifePoint Hospitals, Inc. *	HEALS	1,440	43,214
Lincare Holdings, Inc. *	HEALS	3,780	112,304
LTX Corp. *	SEMIC	2,340	12,659
Lyondell Chemical Co.	CHEME	6,660	149,584
Macromedia, Inc. *	INTER	2,520	50,602
Macrovision Corp. *	ENTER	1,800	43,344
Manadalay Resort Group	LODGE	2,520	172,998
McAfee, Inc. *	INTER	6,120	123,012
Mentor Graphics Corp. *	COMPU	2,520	27,632
Michaels Stores, Inc.	RETAL	2,520	149,209
Micrel, Inc. *	SEMIC	3,420	35,602

See accompanying notes to the financial statements.

Microchip Technology, Inc.	SEMIC	7,740	207,742
Moneygram International, Inc.	COMSV	3,240	55,339
Murphy Oil Corp.	OILGA	3,420	296,753
National Instruments Corp.	COMPU	2,880	87,178
Nordson Corp.	MACDV	1,260	43,256
O’Reilly Automotive, Inc. *	RETAL	1,980	75,814
Olin Corp.	CHEME	2,520	50,400
Omnicare, Inc.	PHARM	3,780	107,201
Outback Steakhouse, Inc.	RETAL	2,700	112,131
Pacific Sunwear of California, Inc. *	RETAL	2,880	60,624
Packaging Corp. of America	PACCO	3,960	96,901
Par Pharmaceutical Cos., Inc. *	PHARM	1,260	45,272
Patterson Dental Co. *	HEALP	2,520	192,932
Patterson-UTI Energy, Inc.	OILGA	6,120	116,708
Perrigo Co.	PHARM	2,700	55,485
Petsmart, Inc.	RETAL	5,400	153,306
Plains Exploration & Production Co. *	OILGA	2,880	68,717
Plantronics, Inc.	TELEC	1,800	77,833
Protein Design Labs, Inc. *	BIOTE	3,420	66,964
Rayonier, Inc.	FORPP	1,800	81,432
Reader’s Digest Association, Inc.	MEDIA	3,600	52,524
Regis Corp.	RETAL	1,620	65,156
Renal Care Group, Inc. *	HEALS	2,520	81,220
Rent-A-Center, Inc. *	COMSV	3,060	79,132
Retek, Inc. *	SOFTW	2,160	9,850
Reynolds & Reynolds Co.	COMPU	2,520	62,168
Rollins, Inc.	COMSV	1,620	39,350
Ross Stores, Inc.	RETAL	5,580	130,795
RSA Security, Inc. *	INTER	2,340	45,162
Ruby Tuesday, Inc.	RETAL	2,520	70,232
Sandisk Corp. *	COMPU	5,940	172,973
SEI Investments Co.	SOFTW	3,780	127,310
Semtech Corp. *	SEMIC	2,880	55,210
Sepracor, Inc. *	PHARM	3,240	158,047
Silicon Laboratories, Inc. *	SEMIC	1,980	65,518
Silicon Valley Bancshares *	BANKS	1,260	46,834
Smith International, Inc. *	OILGS	3,960	240,491
Sotheby’s Holdings, Inc. - Class A *	COMSV	2,340	36,785
Stericycle, Inc. *	ENVIR	1,620	74,358
Synopsys, Inc. *	COMPU	5,760	91,181
TCF Financial Corp.	BANKS	5,400	163,566
The Scotts Co. - Class A *	HOUPW	1,260	80,828
Thor Industries, Inc.	HOMEB	2,160	57,175
Timberland Co. - Class A *	APPAR	1,260	71,568
Titan Corp. *	AEROD	3,060	42,748
Tootsie Roll Industries, Inc.	FOOD	1,980	57,856
Transaction Systems Architect, Inc. *	SOFTW	1,440	26,762
Tupperware Corp.	HOUPW	2,160	36,677
United Dominion Realty Trust, Inc.REIT	REITS	4,680	92,804
Urban Outfitters, Inc. *	RETAL	3,060	105,264
Valassis Communications, Inc. *	COMSV	1,980	58,568
Valeant Pharmaceuticals International	PHARM	3,060	73,807
Valspar Corp.	CHEME	1,980	92,426
Varian Medical Systems, Inc. *	HEALP	5,040	174,233
Varian, Inc. *	ELETR	1,260	47,716
Vertex Pharmaceuticals, Inc. *	BIOTE	2,880	30,240
VISX, Inc. *	HEALP	1,800	37,080
Waddell & Reed Financial, Inc.	DIVFS	3,060	67,320
Washington Post Co. - Class B	MEDIA	360	331,200
Westamerica Bancorporation	BANKS	1,260	69,161
Western Gas Resources, Inc.	PIPEL	2,880	82,339
Westwood One, Inc. *	MEDIA	3,600	71,172

See accompanying notes to the financial statements.

Whole Foods Market, Inc.	FOOD	2,340	200,748
Williams Sonoma, Inc. *	RETAL	4,320	162,216
Wilmington Trust Corp.	BANKS	2,520	91,249
Wind River Systems, Inc. *	SOFTW	3,060	37,332
XTO Energy, Inc.	OILGA	9,540	309,860
Zebra Technologies Corp. *	MACDV	2,700	164,727

TOTAL COMMON STOCKS (Cost $16,347,893)			17,666,851

	Principal Amount
Repurchase Agreements (1.3%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $226,009 (Collateralized by $231,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $230,989)	$226,000	226,000

TOTAL REPURCHASE AGREEMENTS (Cost $226,000)		226,000

TOTAL INVESTMENT SECURITIES (Cost $16,573,893) – 100.8%		17,892,851
Net other assets (liabilities) – (0.8)%		(145,388)

NET ASSETS – 100.0%		$17,747,463

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2004 (Underlying face amount at value $118,700)	2	$1,592

*	Non-income producing security

REIT	Real Estate Investment Trust

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.7%
AEROD	Aerospace/Defense	0.7%
AIRLI	Airlines	0.6%
APPAR	Apparel	0.4%
BANKS	Banks	6.4%
BIOTE	Biotechnology	1.0%
CHEME	Chemicals	2.3%
COMPU	Computers	5.7%
COMSV	Commercial Services	5.6%
DISTW	Distribution/Wholesale	1.9%
DIVFS	Diversified Financial Services	2.1%
ELECE	Electrical Components & Equipment	1.8%
ELECT	Electric	0.5%
ELETR	Electronics	0.8%
ENGCO	Engineering & Construction	0.5%
ENTER	Entertainment	1.4%
ENVIR	Environmental Control	0.4%
FOOD	Food	2.2%
FORPP	Forest Products & Paper	0.5%
HEALP	Healthcare-Products	6.5%
HEALS	Healthcare-Services	3.1%
HOMEB	Home Builders	0.3%
HOMEF	Home Furnishings	1.5%

See accompanying notes to the financial statements.

HOUPW	Household Products/Wares	1.3%
INSUR	Insurance	1.3%
INTER	Internet	1.5%
LODGE	Lodging	1.5%
MACDV	Machinery-Diversified	1.6%
MEDIA	Media	3.0%
MISMA	Miscellaneous Manufacturing	1.3%
OFFFU	Office Furnishings	0.9%
OILGA	Oil & Gas	4.5%
OILGS	Oil & Gas Services	2.3%
PACCO	Packaging & Containers	0.5%
PHARM	Pharmaceuticals	5.0%
PIPEL	Pipelines	1.2%
REITS	Real Estate Investment Trust	0.5%
RETAL	Retail	12.3%
SAVLO	Savings & Loans	1.3%
SEMIC	Semiconductors	4.6%
SOFTW	Software	4.0%
TELEC	Telecommunications	1.0%
TRANS	Transportation	2.6%
WATER	Water	0.4%
	Other**	0.5%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Small-Cap Value ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (99.6%)
4Kids Entertainment, Inc. *	MEDIA	8,200	$165,640
A.M. Castle & Co. *	METFH	9,225	93,634
AAR Corp. *	AEROD	19,475	242,464
ABM Industries, Inc.	COMSV	29,725	598,958
Actel Corp. *	SEMIC	15,375	233,700
Action Performance Companies, Inc.	TOYGH	11,275	114,216
Adaptec, Inc. *	TELEC	65,600	498,560
Advanced Marketing Services, Inc.	DISTW	11,275	121,657
Aeroflex, Inc. *	TELEC	44,075	465,873
Agilysys, Inc.	COMPU	19,475	336,723
Albany International Corp. - Class A	MACDV	19,475	580,549
ALLETE, Inc.	ELECT	17,425	566,313
Alliance Semiconductor Corp. *	SEMIC	21,525	74,477
Alpharma, Inc.	PHARM	31,775	581,164
American Italian Pasta Co.	FOOD	11,275	294,841
American States Water Co.	WATER	9,225	229,703
AMERIGROUP Corp. *	HEALS	14,350	807,187
Analogic Corp.	ELETR	8,200	341,858
Anchor BanCorp Wisconsin, Inc.	SAVLO	13,325	345,118
Angelica Corp.	TEXTI	5,125	127,510
Anixter International, Inc.	TELEC	21,525	755,311
Apogee Enterprises, Inc.	BUILD	16,400	212,052
Applica, Inc. *	HOMEF	14,350	57,974
Applied Industrial Technologies, Inc.	MACDV	11,275	402,969
AptarGroup, Inc.	MISMA	21,525	946,453
Arch Chemicals, Inc.	CHEME	14,350	409,693
Arkansas Best Corp.	TRANS	15,375	563,033
ArQule, Inc. *	BIOTE	17,425	80,504
Ashworth, Inc. *	APPAR	8,200	67,240
Astec Industries, Inc. *	MECCM	12,300	235,176
Atmos Energy Corp.	GAS	36,900	929,511
Atwood Oceanics, Inc. *	OILGA	8,200	389,828
Audiovox Corp. - Class A *	TELEC	13,325	224,393
Avista Corp.	ELECT	28,700	519,470
Aztar Corp. *	LODGE	20,500	543,249
Bankatlantic Bancorp, Inc. - Class A	SAVLO	34,850	638,452
BankUnited Financial Corp. - Class A *	SAVLO	18,450	537,818
Barnes Group, Inc.	MISMA	13,325	366,038
Bassett Furniture Industries, Inc.	HOMEF	7,175	135,464
Belden, Inc.	ELECE	27,675	603,314
Bell Microproducts, Inc. *	DISTW	16,400	127,264
Benchmark Electronics, Inc. *	ELETR	24,600	733,079
Black Box Corp.	TELEC	10,250	378,738
Boston Communications Group, Inc. *	TELEC	11,275	98,882
Boston Private Financial Holdings, Inc.	BANKS	16,400	409,344
Bowne & Co., Inc.	COMSV	20,500	266,295
Brookline Bancorp, Inc.	SAVLO	34,850	546,100
Brooktrout, Inc. - Class B *	COMPU	8,200	74,292
Brown Shoe Company, Inc.	RETAL	11,275	282,552
Brush Engineered Materials, Inc. *	MINIG	10,250	212,278
Buckeye Technologies, Inc. *	FORPP	22,550	251,433
Building Materials Holding Corp.	DISTW	8,200	225,664

See accompanying notes to the financial statements.

Burlington Coat Factory Wharehouse Corp.	RETAL	26,650	565,780
C&D Technologies, Inc.	ELECE	15,375	292,433
C-COR.net Corp. *	TELEC	25,625	216,531
CACI International, Inc. - Class A *	COMPU	17,425	919,691
Cambrex Corp.	BIOTE	15,375	337,480
Capital AutomotiveREIT	REITS	21,525	673,087
Captaris, Inc. *	SOFTW	19,475	82,964
Caraustar Industries, Inc. *	FORPP	17,425	292,217
Carpenter Technology Corp.	IRONS	13,325	636,136
Cascade Natural Gas Corp.	GAS	7,175	152,325
Casey’s General Stores, Inc.	RETAL	29,725	552,588
Cash America International, Inc.	RETAL	17,425	426,216
Cato Corp. - Class A	RETAL	12,300	273,675
CDI Corp.	COMSV	11,275	231,138
Central Parking Corp.	COMSV	21,525	284,561
Central Vermont Public Service Corp.	ELECT	7,175	144,289
CH Energy Group, Inc.	ELECT	9,225	422,505
Checkpoint Systems, Inc. *	ELETR	22,550	351,104
Chemed Corp.	COMSV	7,175	399,934
Chesapeake Corp.	PACCO	11,275	270,826
Chittenden Corp.	BANKS	27,675	754,144
Ciber, Inc. *	COMPU	35,875	269,780
Cimarex Energy Co. *	OILGA	24,600	859,524
CLECO Corp.	ELECT	28,700	494,788
Cleveland-Cliffs, Inc. *	IRONS	6,150	497,351
Coachmen Industries, Inc.	HOMEB	9,225	145,571
Coherent, Inc. *	ELETR	18,450	478,593
Cohu, Inc.	SEMIC	13,325	196,944
Colonial Properties TrustREIT	REITS	16,400	659,608
Commercial Federal Corp.	SAVLO	24,600	663,708
Commercial Metals Co.	METFH	17,425	692,121
Commercial NET Lease RealtyREIT	REITS	30,750	560,265
Commonwealth Industries, Inc. *	MINIG	9,225	86,162
Community Bank System, Inc.	BANKS	18,450	463,649
CONMED Corp. *	HEALP	17,425	458,277
Consolidated Graphics, Inc. *	COMSV	8,200	343,580
Corn Products International, Inc.	FOOD	21,525	992,302
Cross Country Healthcare, Inc. *	COMSV	19,475	301,863
Cryolife, Inc. *	BIOTE	14,350	104,181
CTS Corp.	ELETR	21,525	271,215
Cubic Corp.	ELETR	16,400	375,560
Curative Health Services, Inc. *	PHARM	8,200	56,334
Curtiss-Wright Corp.	AEROD	12,300	703,928
Datascope Corp.	HEALP	9,225	344,093
Delphi Financial Group, Inc. - Class A	INSUR	18,450	741,136
Department 56, Inc. *	TOYGH	8,200	133,660
Digi International, Inc. *	SOFTW	13,325	152,305
Digital Insight Corp. *	INTER	20,500	279,415
DIMON, Inc.	AGRIC	26,650	156,969
Downey Financial Corp.	SAVLO	16,400	901,343
Dress Barn, Inc. *	RETAL	17,425	304,066
Drill-Quip, Inc. *	OILGS	10,250	228,575
DRS Technologies, Inc. *	AEROD	15,375	575,639
DuPont Photomasks, Inc. *	SEMIC	11,275	192,126
EDO Corp.	AEROD	12,300	341,325
eFunds Corp. *	SOFTW	28,700	533,532
El Paso Electric Co. *	ELECT	28,700	461,209
Electro Scientific Industries, Inc. *	ELETR	16,400	284,540
EMCOR Group, Inc. *	ENGCO	9,225	347,045
Energen Corp.	GAS	21,525	1,109,613
Enesco Group, Inc. *	HOUSE	8,200	56,170
Entertainment Properties TrustREIT	REITS	14,350	542,430

See accompanying notes to the financial statements.

EPIQ Systems, Inc. *	SOFTW	10,250	159,695
ESS Technology, Inc. *	SEMIC	23,575	161,489
Esterline Technologies Corp. *	AEROD	12,300	376,257
Exar Corp. *	SEMIC	24,600	348,335
Fedders Corp.	HOMEF	18,450	75,461
Financial Federal Corp. *	DIVFS	10,250	384,170
First Republic Bank	BANKS	9,225	424,350
FirstFed Financial Corp. *	SAVLO	10,250	501,020
Flagstar Bancorp, Inc.	SAVLO	36,900	785,231
Flowers Foods, Inc.	FOOD	26,650	688,902
FLYi, Inc. *	AIRLI	26,650	104,202
Frontier Airlines, Inc. *	AIRLI	21,525	165,312
Fuller (H.B.) Co.	CHEME	17,425	477,445
G & K Services, Inc.	TEXTI	12,300	488,802
Gables Residential TrustREIT	REITS	17,425	595,064
Gardner Denver, Inc. *	MACDV	12,300	339,111
GenCorp, Inc.	AEROD	26,650	361,108
General Communication, Inc. - Class A *	TELEC	33,825	306,116
Gentiva Health Services, Inc. *	HEALS	14,350	234,910
Gerber Scientific, Inc. *	MACDV	13,325	87,812
Glenborough Realty Trust, Inc.REIT	REITS	19,475	404,496
Goody’s Family Clothing, Inc.	RETAL	19,475	163,980
Great Atlantic & Pacific Tea Co. *	FOOD	23,575	143,808
Green Mountain Power Corp.	ELECT	3,075	80,104
Group 1 Automotive, Inc. *	RETAL	13,325	363,506
Gymboree Corp. *	APPAR	18,450	265,680
Haggar Corp.	APPAR	4,100	70,274
Hain Celestial Group, Inc. *	FOOD	21,525	380,562
Hancock Fabrics, Inc.	RETAL	11,275	135,075
Haverty Furniture Companies, Inc.	RETAL	13,325	233,721
Hooper Holmes, Inc.	COMSV	38,950	174,496
Hughes Supply, Inc.	DISTW	36,900	1,109,583
Hutchinson Technology, Inc. *	COMPU	15,375	410,973
IHOP Corp.	RETAL	13,325	509,148
IMCO Recycling, Inc. *	ENVIR	9,225	105,165
Information Holdings, Inc. *	MEDIA	12,300	334,929
Insight Enterprises, Inc. *	RETAL	28,700	483,308
Insituform Technologies, Inc. - Class A *	ENGCO	16,400	306,188
Insurance Auto Auctions, Inc. *	COMSV	7,175	123,051
Interface, Inc. *	OFFFU	30,750	246,615
Internet Security Systems, Inc. *	INTER	28,700	487,900
Invacare Corp.	HEALP	18,450	848,699
Investment Technology Group, Inc. *	DIVFS	26,650	407,745
Ionics, Inc. *	ENVIR	13,325	359,775
Irwin Financial Corp.	BANKS	17,425	449,914
J & J Snack Foods Corp. *	FOOD	5,125	219,760
Jack in the Box, Inc. *	RETAL	21,525	682,987
JAKKS Pacific, Inc. *	TOYGH	15,375	353,625
JDA Software Group, Inc. *	SOFTW	17,425	188,539
JLG Industries, Inc.	MECCM	26,650	447,720
Jo-Ann Stores, Inc. *	RETAL	13,325	373,633
K2, Inc. *	LEISU	27,675	396,029
Kaman Corp. - Class A	AEROD	13,325	159,101
Kansas City Southern Industries, Inc. *	TRANS	37,925	575,322
Kellwood Co.	APPAR	16,400	597,780
Kilroy Realty Corp.REIT	MINIG	17,425	662,672
Kirby Corp. *	TRANS	14,350	576,153
La-Z-Boy, Inc.	HOMEF	30,750	466,785
Laclede Group, Inc.	GAS	12,300	359,529
LandAmerica Financial Group, Inc.	INSUR	11,275	513,013
Landry’s Restaurants, Inc.	RETAL	16,400	447,556
Lawson Products, Inc.	METFH	6,150	251,966

See accompanying notes to the financial statements.

Lennox International, Inc.	BUILD	34,850	520,659
Lexington Corporate Properties TrustREIT	REITS	28,700	623,077
Libbey, Inc.	HOUSE	8,200	153,340
Linens ’n Things, Inc. *	RETAL	26,650	617,480
Lone Star Steakhouse & Saloon, Inc.	RETAL	12,300	317,709
Lone Star Technologies, Inc. *	OILGS	17,425	658,665
Longs Drug Stores Corp.	RETAL	22,550	545,710
Lydall, Inc. *	MISMA	9,225	85,793
M.D.C. Holdings, Inc.	HOMEB	19,475	1,423,622
MAF Bancorp, Inc.	SAVLO	19,475	839,956
MagneTek, Inc. *	ELECE	17,425	130,165
ManTech International Corp. - Class A *	SOFTW	19,475	364,571
Marcus Corp.	LODGE	17,425	339,265
Material Sciences Corp. *	IRONS	8,200	110,618
Maximus, Inc. *	COMSV	13,325	383,893
Meade Instruments Corp. *	ELETR	12,300	38,253
Meritage Corp. *	HOMEB	8,200	644,520
Mesa Air Group, Inc. *	AIRLI	19,475	99,323
Methode Electronics, Inc. - Class A	ELETR	21,525	275,305
Mobile Mini, Inc. *	STORW	8,200	203,360
Moog, Inc. - Class A *	AEROD	15,375	558,113
Movie Gallery, Inc.	RETAL	20,500	359,365
Mueller Industries, Inc.	METFH	20,500	880,475
Myers Industries, Inc.	MISMA	18,450	202,028
Nash Finch Co.	FOOD	7,175	225,654
National Presto Industries, Inc.	HOUSE	4,100	171,462
Nautilus Group, Inc.	LEISU	19,475	439,941
NCO Group, Inc. *	COMSV	18,450	497,227
Network Equipment Technologies, Inc. *	TELEC	14,350	94,854
New Jersey Resources Corp.	GAS	16,400	678,960
Northwest Natural Gas Co.	GAS	16,400	520,372
NUI Corp.	GAS	9,225	123,062
NYFIX, Inc. *	COMPU	19,475	118,408
O’Charley’s, Inc. *	RETAL	12,300	200,490
Oceaneering International, Inc. *	OILGS	15,375	566,415
Offshore Logistics, Inc. *	TRANS	13,325	458,647
OM Group, Inc. *	CHEME	17,425	637,057
On Assignment, Inc. *	COMSV	15,375	68,265
Orthodontic Centers of America, Inc. *	HEALS	29,725	140,897
Osteotech, Inc. *	HEALP	10,250	40,385
Owens & Minor, Inc.	DISTW	23,575	598,805
PAREXEL International Corp. *	COMSV	15,375	301,350
Park Electrochemical Corp.	ELETR	12,300	260,760
Paxar Corp. *	ELETR	23,575	534,680
PC-Tel, Inc. *	INTER	12,300	101,598
Pegasus Systems, Inc. *	LEISU	14,350	171,052
Penford Corp.	CHEME	5,125	89,226
Pep Boys-Manny, Moe & Jack	RETAL	35,875	502,250
Performance Food Group Co. *	FOOD	27,675	655,898
Pericom Semiconductor Corp. *	SEMIC	15,375	148,523
Philadelphia Consolidated Holding Corp. *	INSUR	13,325	734,473
Phillips-Van Heusen Corp.	APPAR	18,450	411,066
Phoenix Technologies, Ltd. *	SOFTW	14,350	71,607
Photronics, Inc. *	SEMIC	19,475	323,674
Piedmont Natural Gas Company, Inc.	GAS	22,550	990,847
Pinnacle Entertainment, Inc. *	ENTER	21,525	297,045
Pinnacle Systems, Inc. *	SOFTW	41,000	170,970
Piper Jaffray *	DIVFS	12,300	486,957
Planar Systems, Inc. *	ELETR	9,225	103,412
PolyOne Corp. *	CHEME	55,350	416,232
Pope & Talbot, Inc.	FORPP	9,225	162,360
Presidential Life Corp.	INSUR	17,425	299,362

See accompanying notes to the financial statements.

PRG-Schultz International, Inc. *	COMSV	36,900	211,806
Prime Hospitality Corp. *	LODGE	26,650	324,331
ProAssurance Corp. *	INSUR	17,425	610,224
Provident Bankshares Corp.	BANKS	19,475	653,386
Province Healthcare Co. *	HEALS	29,725	621,846
QRS Corp. *	INTER	9,225	63,837
Quaker Chemical Corp.	CHEME	6,150	148,523
Quanex Corp.	METFH	10,250	525,620
Radiant Systems, Inc. *	COMPU	15,375	61,808
RadiSys Corp. *	COMPU	11,275	157,286
Ralcorp Holdings, Inc. *	FOOD	17,425	629,043
Regal-Beloit Corp.	HANMT	14,350	347,127
RehabCare Group, Inc. *	HEALS	9,225	212,452
Reliance Steel & Aluminum Co.	IRONS	19,475	773,157
Remington Oil & Gas Corp. *	OILGA	16,400	430,500
Republic Bancorp, Inc.	BANKS	37,925	584,045
Riggs National Corp.	BANKS	17,425	386,835
RLI Corp.	INSUR	15,375	577,331
Robbins & Myers, Inc.	MACDV	8,200	180,400
Rock-Tenn Co.	FORPP	21,525	338,804
Roxio, Inc. *	SOFTW	20,500	105,370
RTI International Metals, Inc. *	MINIG	12,300	238,251
Rudolph Technologies, Inc. *	SEMIC	10,250	171,585
Russ Berrie & Company, Inc.	HOUPW	12,300	247,845
Russell Corp.	APPAR	19,475	327,959
RYAN’S Restaurant Group, Inc. *	RETAL	25,625	380,275
Ryerson Tull, Inc.	IRONS	15,375	263,989
Savient Pharmaceuticals, Inc. *	BIOTE	35,875	82,513
School Specialty, Inc. *	RETAL	13,325	525,138
Schulman (A.), Inc.	CHEME	18,450	406,638
Schweitzer-Mauduit International, Inc.	FORPP	9,225	298,890
SCM Microsystems, Inc. *	COMPU	9,225	25,277
SCPIE Holdings, Inc.	INSUR	6,150	55,166
SEACOR SMIT, Inc. *	OILGS	11,275	527,106
Selective Insurance Group, Inc.	INSUR	16,400	610,080
Shaw Group, Inc. *	ENGCO	37,925	455,100
Shopko Stores, Inc. *	RETAL	17,425	303,369
Shurgard Storage Centers, Inc. - Class AREIT	REITS	27,675	1,073,789
Skyline Corp.	HOMEB	5,125	205,256
SkyWest, Inc.	AIRLI	34,850	524,492
Skyworks Solutions, Inc. *	SEMIC	89,175	847,162
Smith (A.O.) Corp.	MISMA	17,425	424,298
Sola International, Inc. *	HEALP	19,475	370,999
Sourcecorp *	COMSV	9,225	204,242
South Financial Group, Inc.	BANKS	42,025	1,185,104
Southern Union Co. *	GAS	49,199	1,008,580
Southwest Gas Corp.	GAS	20,500	490,975
Sovran Self Storage, Inc.	REITS	9,225	361,436
Spherion Corp. *	COMSV	35,875	280,543
Spinnaker Exploration Co. *	OILGA	20,500	718,320
SPSS, Inc. *	SOFTW	10,250	136,633
Standard Microsystems Corp. *	SEMIC	11,275	197,425
Standard Motor Products, Inc.	AUTPE	12,300	185,853
Standard Pacific Corp.	HOMEB	20,500	1,155,585
Standard Register Co.	HOUPW	17,425	182,963
Standex International Corp.	MISMA	7,175	175,788
Steel Dynamics, Inc.	IRONS	29,725	1,147,979
Steel Technologies, Inc.	IRONS	7,175	183,802
Sterling Bancshares, Inc.	BANKS	26,650	358,443
Sterling Financial Corp. - Spokane *	SAVLO	13,325	469,573
Stewart & Stevenson Services, Inc.	MACDV	17,425	307,900
Stewart Information Services Corp.	INSUR	11,275	444,235

See accompanying notes to the financial statements.

Stone Energy Corp. *	OILGA	16,400	717,664
Stride Rite Corp.	APPAR	23,575	241,644
Sunrise Assisted Living, Inc. *	HEALS	12,300	431,976
Supertex, Inc. *	SEMIC	8,200	159,326
Susquehanna Bancshares, Inc.	BANKS	27,675	680,805
Swift Energy Co. *	OILGA	16,400	392,944
SWS Group, Inc.	DIVFS	10,250	164,820
Symmetricom, Inc. *	TELEC	26,650	252,109
TBC Corp. *	RETAL	13,325	297,681
Technitrol, Inc. *	ELETR	24,600	479,700
Texas Industries, Inc.	BUILD	12,300	632,712
The Men’s Wearhouse, Inc. *	RETAL	21,525	625,300
Theragenics Corp. *	PHARM	18,450	67,343
Thomas Industries, Inc.	MACDV	10,250	321,850
THQ, Inc. *	SOFTW	23,575	458,769
Three-Five Systems, Inc. *	SEMIC	12,300	33,702
Timken Co.	METFH	53,300	1,312,245
Tollgrade Communications, Inc. *	TELEC	8,200	72,078
Too, Inc. *	RETAL	20,500	370,435
Tower Automotive, Inc. *	AUTPE	34,850	72,837
Tredegar Corp.	MISMA	22,550	410,410
Triumph Group, Inc. *	AEROD	9,225	312,082
UGI Corp.	GAS	30,750	1,145,744
UICI	INSUR	27,675	906,079
UIL Holdings Corp.	ELECT	8,200	403,358
Ultratech Stepper, Inc. *	SEMIC	14,350	224,865
Umpqua Holdings Corp.	BANKS	25,625	578,100
Unisource Energy Corp.	ELECT	20,500	499,175
United Bankshares, Inc.	BANKS	25,625	887,906
United Stationers, Inc. *	DISTW	20,500	889,700
Universal Forest Products, Inc.	BUILD	10,250	350,550
URS Corp. *	ENGCO	25,625	683,675
USF Corp.	TRANS	16,400	588,596
Valmont Industries, Inc.	METFH	14,350	299,485
Veritas DGC, Inc. *	OILGS	20,500	466,990
Verity, Inc. *	INTER	22,550	290,444
Viad Corp.	COMSV	13,325	316,202
Viasys Healthcare, Inc. *	HEALP	18,450	308,669
Vital Signs, Inc.	HEALP	7,175	229,457
Volt Information Sciences, Inc. *	COMSV	9,225	265,403
W-H Energy Services, Inc. *	OILGS	16,400	340,300
Waste Connections, Inc. *	ENVIR	28,700	909,216
Watsco, Inc.	DISTW	16,400	492,492
Watts Industries, Inc. - Class A	ELETR	19,475	522,904
Wausau-Mosinee Paper Corp.	FORPP	30,750	511,987
Waypoint Financial Corp.	SAVLO	19,475	536,926
Wellman, Inc.	CHEME	19,475	165,148
Whitney Holding Corp.	BANKS	24,600	1,033,199
Wolverine Tube, Inc. *	METFH	9,225	106,549
Woodward Governor Co.	ELETR	7,175	484,241
World Acceptance Corp. *	DIVFS	11,275	262,144
Yellow Roadway Corp. *	TRANS	28,699	1,345,695
Zale Corp. *	RETAL	30,750	864,074
Zenith National Insurance Corp.	INSUR	11,275	477,045
TOTAL COMON STOCKS (Cost $129,573,168)			142,208,329

See accompanying notes to the financial statements.

	Principal Amount
Repurchase Agreements (0.2%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $217,009 (Collateralized by $222,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $221,990)	$217,000	217,000
TOTAL REPURCHASE AGREEMENTS (Cost $217,000)		217,000

TOTAL INVESTMENT SECURITIES (Cost $129,790,168) - 99.8%		142,425,329
Net other assets (liabilities) – 0.2%		272,449

NET ASSETS – 100.0%		$142,697,778

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $114,440)	2	$2,702

*	Non-income producing security

REIT	Real Estate Investment Trust

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
AEROD	Aerospace/Defense	2.5%
AGRIC	Agriculture	0.1%
AIRLI	Airlines	0.6%
APPAR	Apparel	1.4%
AUTPE	Auto Parts & Equipment	0.2%
BANKS	Banks	6.2%
BIOTE	Biotechnology	0.4%
BUILD	Building Materials	1.2%
CHEME	Chemicals	1.9%
COMPU	Computers	1.7%
COMSV	Commercial Services	3.7%
DISTW	Distribution/Wholesale	2.5%
DIVFS	Diversified Financial Services	1.2%
ELECE	Electrical Components & Equipment	0.7%
ELECT	Electric	2.5%
ELETR	Electronics	3.9%
ENGCO	Engineering & Construction	1.3%
ENTER	Entertainment	0.2%
ENVIR	Environmental Control	1.0%
FOOD	Food	3.0%
FORPP	Forest Products & Paper	1.3%
GAS	Gas	5.3%
HANMT	Hand/Machine Tools	0.2%
HEALP	Healthcare-Products	1.8%
HEALS	Healthcare-Services	1.7%
HOMEB	Home Builders	2.5%
HOMEF	Home Furnishings	0.5%
HOUPW	Household Products/Wares	0.3%
HOUSE	Housewares	0.3%
INSUR	Insurance	4.2%
INTER	Internet	0.9%
IRONS	Iron/Steel	2.5%
LEISU	Leisure Time	0.7%
LODGE	Lodging	0.8%
MACDV	Machinery-Diversified	1.6%
MECCM	Machinery-Construction & Mining	0.5%
MEDIA	Media	0.4%
METFH	Metal Fabricate/Hardware	2.9%
MINIG	Mining	0.8%
MISMA	Miscellaneous Manufacturing	1.8%
OFFFU	Office Furnishings	0.2%
OILGA	Oil & Gas	2.5%
OILGS	Oil & Gas Services	2.0%
PACCO	Packaging & Containers	0.2%

See accompanying notes to the financial statements.

PHARM	Pharmaceuticals	0.5%
REITS	Real Estate Investment Trust	3.8%
RETAL	Retail	8.1%
SAVLO	Savings & Loans	4.7%
SEMIC	Semiconductors	2.3%
SOFTW	Software	1.7%
STORW	Storage/Warehousing	0.1%
TELEC	Telecommunications	2.4%
TEXTI	Textiles	0.4%
TOYGH	Toys/Games/Hobbies	0.4%
TRANS	Transportation	2.9%
WATER	Water	0.2%
	Other **	0.4%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Small-Cap Growth ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.1%)
Aaron Rents, Inc.	COMSV	12,222	$265,951
Accredo Health, Inc. *	PHARM	12,222	288,073
Acuity Brands, Inc.	MISMA	10,476	249,015
Administaff, Inc. *	COMSV	6,984	81,713
Advanced Energy Industries, Inc. *	ELECE	8,148	75,695
Advanced Medical Optics, Inc. *	HEALP	8,730	345,446
ADVO, Inc.	ADVER	7,567	234,123
AMCOL International Corp.	MINIG	7,566	144,662
American Healthways, Inc. *	HEALS	8,148	237,188
American Medical Systems Holdings, Inc. *	HEALP	8,148	295,528
AmSurg Corp. *	HEALS	7,566	160,248
ANSYS, Inc. *	SOFTW	4,074	202,600
Applied Signal Technology, Inc.	TELEC	2,910	93,091
Arbitron, Inc. *	COMSV	7,566	276,991
Arctic Cat, Inc.	LEISU	5,238	135,926
Argosy Gaming Co. *	ENTER	7,566	296,587
Armor Holdings, Inc. *	AEROD	8,148	339,038
Artesyn Technologies, Inc. *	ELECE	9,894	98,742
ArthroCare Corp. *	HEALP	5,238	153,421
ATMI, Inc. *	SEMIC	8,148	166,871
Avid Technology, Inc. *	SOFTW	8,148	381,897
Axcelis Technologies, Inc. *	SEMIC	25,026	207,215
Baldor Electric Co.	HANMT	8,148	192,781
Bally Total Fitness Holding Corp. *	LEISU	8,730	31,777
BEI Technologies, Inc.	ELETR	3,492	95,681
Bel Fuse, Inc. - Class B	ELETR	2,910	96,263
Biolase Technology, Inc.	HEALP	6,402	52,240
Biosite Diagnostics, Inc. *	HEALP	4,074	199,463
Bradley Pharmaceuticals, Inc. *	PHARM	4,074	82,906
Brady Corp. - Class A	ELETR	5,820	283,841
Briggs & Stratton Corp.	MACDV	5,820	472,584
Brooks Automation, Inc. *	SEMIC	11,058	156,471
Cabot Oil & Gas Corp.	OILGA	8,148	365,845
Cal Dive International, Inc. *	OILGS	9,894	352,425
CARBO Ceramics, Inc.	OILGS	4,074	293,898
Carreker Corp. *	COMPU	6,402	48,719
Catapult Communications Corp. *	COMPU	3,492	65,789
CEC Entertainment, Inc. *	RETAL	9,312	342,216
Centene Corp. *	HEALS	5,238	223,034
Century Aluminum Co. *	MINIG	7,566	209,805
Cerner Corp. *	SOFTW	8,730	377,660
Champion Enterprises, Inc. *	HOMEB	17,460	179,663
Christopher & Banks Corp.	RETAL	9,312	149,085
Clarcor, Inc.	MISMA	6,402	305,182
Cognex Corp.	MACDV	11,640	304,968
Coinstar, Inc. *	COMSV	5,238	122,045

See accompanying notes to the financial statements.

Commonwealth Telephone Enterprises, Inc.*	TELEC	5,238	228,115
Community First Bankshares, Inc.	BANKS	9,312	298,543
Concord Communications, Inc. *	SOFTW	4,656	41,555
Cooper Companies, Inc.	HEALP	8,148	558,544
Cost Plus, Inc. *	RETAL	5,238	185,320
CPI Corp.	COMSV	2,328	30,846
Cuno, Inc. *	MISMA	4,074	235,274
Cyberonics, Inc. *	HEALP	5,820	119,077
Cymer, Inc. *	ELETR	9,312	266,882
Daktronics, Inc. *	ELETR	4,656	113,839
Delta & Pine Land Co.	AGRIC	9,894	264,665
Deltic Timber Corp.	FORPP	2,910	115,789
Dendrite International, Inc. *	SOFTW	10,476	168,873
Diagnostic Products Corp.	HEALP	7,566	309,222
Dime Community Bancshares, Inc.	SAVLO	9,312	156,442
Dionex Corp. *	ELETR	5,238	286,519
DJ Orthopedics, Inc. *	HEALP	5,238	92,451
DSP Group, Inc. *	SEMIC	7,566	159,264
East-West Bancorp, Inc.	BANKS	12,804	430,086
EGL, Inc. *	TRANS	11,640	352,226
Electronics Boutique Holdings Corp. *	RETAL	5,820	198,462
ElkCorp	BUILD	5,238	145,407
Engineered Support Systems, Inc.	AEROD	6,402	292,187
Enzo Biochem, Inc. *	BIOTE	7,566	113,490
Essex Property Trust, Inc.REIT	REITS	5,820	418,167
Ethan Allen Interiors, Inc.	HOMEF	9,312	323,592
FactSet Research Systems, Inc.	COMPU	7,566	364,682
FEI Co. *	ELETR	8,148	161,004
Filenet Corp. *	SOFTW	9,894	172,749
FindWhat.com *	INTER	7,566	141,711
First BanCorp	BANKS	9,894	477,881
First Midwest Bancorp, Inc.	BANKS	11,640	402,278
Fleetwood Enterprises, Inc. *	HOMEB	13,386	203,199
FLIR Systems, Inc. *	ELETR	8,730	510,706
Florida Rock Industries, Inc.	BUILD	11,058	541,732
Forward Air Corp. *	TRANS	5,238	209,625
Fossil, Inc. *	HOUPW	18,042	558,220
Fred’s, Inc.	RETAL	9,894	177,696
Fremont General Corp.	BANKS	19,206	444,619
Frontier Oil Corp.	OILGA	6,402	151,151
Genesco, Inc. *	RETAL	5,238	123,355
Georgia Gulf Corp.	CHEME	8,148	363,320
Global Imaging Systems, Inc. *	OFFBE	5,820	180,886
Global Payments, Inc.	SOFTW	9,312	498,658
Gold Banc Corp., Inc.	BANKS	9,894	133,470
Griffon Corp. *	MISMA	7,566	159,643
Guitar Center, Inc. *	RETAL	6,402	277,207
Haemonetics Corp. *	HEALP	6,402	210,242
Harland (John H.) Co.	HOUPW	6,984	218,948
Harmonic, Inc. *	TELEC	18,042	119,979
Headwaters, Inc. *	ENEAS	8,730	269,408
Heartland Express, Inc.	TRANS	19,206	354,351
Heidrick & Struggles International, Inc. *	COMSV	4,656	134,186
Helix Technology Corp.	SEMIC	6,402	87,035
Hibbett Sporting Goods, Inc. *	RETAL	5,820	119,252
Hilb, Rogal, & Hamilton Co.	INSUR	9,312	337,281

See accompanying notes to the financial statements.

Hologic, Inc. *	HEALP	5,238	100,936
Hot Topic, Inc. *	RETAL	11,640	198,346
Hudson United Bancorp	BANKS	11,058	407,487
Hydril Co. *	OILGS	5,820	249,969
Hyperion Solutions Corp. *	SOFTW	9,894	336,297
ICU Medical, Inc. *	HEALP	3,492	90,932
IDEX Corp.	MACDV	12,804	434,824
IDEXX Laboratories, Inc. *	HEALP	8,730	442,960
Imagistics International, Inc. *	OFFBE	4,074	136,886
Immucor, Inc. *	HEALP	7,566	187,259
Input/Output, Inc. *	OILGS	18,624	192,013
Integra LifeSciences Holdings *	BIOTE	6,984	224,256
Inter-Tel, Inc.	SOFTW	6,402	138,411
Intermagnetics General Corp. *	ELECE	5,820	134,733
Intrado, Inc. *	TELEC	4,074	41,188
Invision Technologies, Inc. *	ELETR	4,656	209,473
Itron, Inc. *	ELETR	5,238	91,403
J. Jill Group, Inc. *	RETAL	5,238	103,974
J2 Global Communications, Inc. *	INTER	5,820	183,854
K-Swiss, Inc. - Class A	APPAR	8,730	168,053
Kaydon Corp.	METFH	6,984	200,930
Keithley Instruments, Inc.	ELETR	4,074	71,091
Kensey Nash Corp. *	HEALP	2,910	76,213
Knight Transportation, Inc. *	TRANS	13,968	299,195
Kopin Corp. *	SEMIC	17,460	71,062
Kronos, Inc. *	COMPU	7,566	335,098
Kulicke & Soffa Industries, Inc. *	SEMIC	12,804	72,343
LabOne, Inc. *	HEALS	4,074	119,083
Labor Ready, Inc. *	COMSV	10,476	146,874
Lance, Inc.	FOOD	7,566	122,191
Landstar System, Inc. *	TRANS	7,566	443,972
Lindsay Manufacturing Co.	MACDV	2,910	78,075
Littelfuse, Inc. *	ELECE	5,820	200,965
Macdermid, Inc.	CHEME	7,566	219,111
Manhattan Associates, Inc. *	COMPU	7,566	184,762
Manitowoc Co.	MACDV	6,984	247,653
MapInfo Corp. *	SOFTW	5,238	56,570
Massey Energy Co.	COAL	19,206	555,630
Maverick Tube Corp. *	OILGS	10,476	322,766
Medicis Pharmaceutical Corp.	PHARM	14,550	568,031
MemberWorks, Inc. *	COMSV	2,910	76,358
Mentor Corp.	HEALP	10,476	352,832
Mercury Computer Systems, Inc. *	COMPU	5,238	141,007
Merit Medical Systems, Inc. *	HEALP	6,402	96,734
MGI Pharma, Inc. *	PHARM	17,460	466,007
Micros Systems, Inc. *	COMPU	4,656	233,126
Microsemi Corp. *	SEMIC	15,132	213,361
Midas, Inc. *	COMSV	4,074	65,999
Milacron, Inc. *	HANMT	8,730	27,238
Monaco Coach Corp.	HOMEB	7,566	163,804
MRO Software, Inc. *	SOFTW	6,402	64,020
Multimedia Games, Inc. *	LEISU	6,984	108,252
Nature’s Sunshine Products, Inc.	PHARM	3,492	52,974
NBTY, Inc. *	PHARM	16,878	363,890
NDCHealth Corp.	SOFTW	9,312	149,458
Netegrity, Inc. *	INTER	9,312	69,933

See accompanying notes to the financial statements.

New Century Financial Corp.	DIVFS	8,730	525,721
Noven Pharmaceuticals, Inc. *	PHARM	5,820	121,289
NVR, Inc. *	HOMEB	1,746	962,047
Odyssey Healthcare, Inc. *	HEALS	9,312	165,288
Omnova Solutions, Inc. *	CHEME	9,894	59,661
OshKosh B’Gosh, Inc. - Class A	APPAR	2,910	58,782
Oshkosh Truck Corp.	AUTOM	8,730	498,134
Oxford Industries, Inc.	APPAR	4,074	151,757
P.F. Chang’s China Bistro, Inc. *	RETAL	6,402	310,433
Panera Bread Co. *	RETAL	7,566	284,028
Papa John’s International, Inc. *	RETAL	4,656	142,846
Patina Oil & Gas Corp.	OILGA	18,042	533,502
Pediatrix Medical Group, Inc. *	HEALS	6,402	351,150
Petroleum Development *	OILGA	4,074	178,523
Pharmaceutical Product Development, Inc. *	COMSV	13,968	502,849
Photon Dynamics, Inc. *	ELETR	4,074	82,702
Pioneer Natural Resources Co.	OILGA	5,969	205,803
Polaris Industries, Inc.	LEISU	11,058	617,257
PolyMedica Corp.	HEALP	6,984	215,107
Possis Medical, Inc. *	HEALP	4,656	72,913
Power Integrations, Inc. *	SEMIC	7,566	154,573
Priority Healthcare Corp. - Class B *	PHARM	11,058	222,819
PrivateBancorp, Inc.	BANKS	5,238	141,216
Progress Software Corp. *	SOFTW	9,312	185,309
Quiksilver, Inc. *	APPAR	14,550	369,860
RARE Hospitality International, Inc. *	RETAL	8,730	232,655
Rayovac Corp. *	ELECE	8,730	230,035
Regeneron Pharmaceuticals, Inc. *	BIOTE	13,968	121,242
ResMed, Inc. *	HEALP	8,730	415,635
Respironics, Inc. *	HEALP	8,730	466,531
Rewards Network, Inc. *	COMSV	6,402	42,701
Rogers Corp. *	ELETR	4,074	173,104
Roper Industries, Inc.	MISMA	9,312	535,067
Sanderson Farms, Inc.	FOOD	5,238	175,211
SBS Technologies, Inc. *	ELETR	4,074	49,703
ScanSource, Inc. *	DISTW	2,910	185,658
SCP Pool Corp.	DISTW	12,804	342,379
Select Comfort Corp. *	RETAL	9,312	169,478
SERENA Software, Inc. *	SOFTW	11,058	185,000
Shuffle Master, Inc. *	ENTER	5,820	218,017
Sierra Health Services, Inc. *	HEALS	6,984	334,743
Simpson Manufacturing Co., Inc.	BUILD	6,402	404,606
Sonic Corp. *	RETAL	15,132	387,833
Sonic Solutions *	ELETR	5,820	94,982
Southwest Bancorporation of Texas, Inc.	BANKS	17,460	351,644
Southwestern Energy Co. *	OILGA	9,312	391,011
St. Mary Land & Exploration Co.	OILGA	6,984	278,033
StarTek, Inc.	COMSV	3,492	109,509
Stein Mart, Inc. *	RETAL	10,476	159,445
Sturm, Ruger & Co., Inc.	MISMA	6,984	62,926
SurModics, Inc. *	HEALP	4,656	110,580
Sybron Dental Special, Inc. *	HEALP	9,894	293,753
Synaptics, Inc. *	COMPU	6,402	129,064
Take-Two Interactive Software, Inc. *	SOFTW	11,058	363,255
TALX Corp.	COMPU	3,492	80,630
Techne Corp. *	HEALP	10,476	399,974

See accompanying notes to the financial statements.

Teledyne Technologies, Inc. *	AEROD	8,148	204,026
TETRA Tech, Inc. *	ENVIR	13,968	176,975
Tetra Technologies, Inc. *	OILGS	5,820	180,711
The Children’s Place Retail Stores, Inc. *	RETAL	6,984	166,987
The Steak n Shake Co. *	RETAL	6,984	119,287
Thomas Nelson, Inc.	MEDIA	3,492	68,269
Toro Co.	HOUSE	6,402	437,257
Tractor Supply Co. *	RETAL	9,894	311,067
Triarc Companies, Inc.	RETAL	16,296	186,915
Trimble Navigation, Ltd. *	ELETR	12,804	404,606
TrustCo Bank Corp. NY	BANKS	18,624	238,760
UCBH Holdings, Inc.	BANKS	11,640	454,775
Unit Corp. *	OILGA	11,640	408,331
United Natural Foods, Inc. *	FOOD	9,894	263,180
United Surgical Partners International, Inc. *	HEALS	6,984	239,900
Varian Semiconductor Equip. Assoc., Inc. *	SEMIC	9,312	287,742
Veeco Instruments, Inc. *	SEMIC	7,566	158,659
ViaSat, Inc. *	TELEC	6,402	128,680
Vicor Corp.	ELECE	10,476	105,912
Vintage Petroleum, Inc.	OILGA	16,296	327,061
Wabash National Corp. *	AUTOM	8,730	239,813
Watson Wyatt & Company Holdings	COMSV	8,148	214,292
WD-40 Co.	HOUPW	4,074	116,516
WebEx Communications, Inc. *	INTER	11,058	241,286
Websense, Inc. *	INTER	5,820	242,519
Wilson Greatbatch Technologies, Inc. *	ELECE	5,238	93,708
Winnebago Industries, Inc.	HOMEB	8,730	302,407
Wintrust Financial Corp.	BANKS	5,238	300,033
WMS Industries, Inc. *	LEISU	7,566	194,371
Wolverine World Wide, Inc	APPAR	9,894	249,329
X-Rite, Inc.	ELETR	5,238	76,318

TOTAL COMMON STOCKS (Cost $52,826,962)			56,601,200

TOTAL INVESTMENT SECURITIES (Cost $52,826,962) - 100.1%			56,601,200
Net other assets (liabilities) – (0.1)%			(67,047)

NET ASSETS – 100.0%			$56,534,153

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $114,440)	2	$2,702

*	Non-income producing security

REIT	Real Estate Investment Trust

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.4%
AEROD	Aerospace/Defense	1.5%
AGRIC	Agriculture	0.5%
APPAR	Apparel	1.8%
AUTOM	Auto Manufacturers	1.3%

See accompanying notes to the financial statements.

BANKS	Banks	7.2%
BIOTE	Biotechnology	0.8%
BUILD	Building Materials	1.9%
CHEME	Chemicals	1.1%
COAL	Coal	1.0%
COMPU	Computers	2.8%
COMSV	Commercial Services	3.7%
DISTW	Distribution/Wholesale	0.9%
DIVFS	Diversified Financial Services	0.9%
ELECE	Electrical Components & Equipment	1.7%
ELETR	Electronics	5.4%
ENEAS	Energy - Alternate Sources	0.5%
ENTER	Entertainment	0.9%
ENVIR	Environmental Control	0.3%
FOOD	Food	1.0%
FORPP	Forest Products & Paper	0.2%
HANMT	Hand/Machine Tools	0.4%
HEALP	Healthcare-Products	10.0%
HEALS	Healthcare-Services	3.2%
HOMEB	Home Builders	3.2%
HOMEF	Home Furnishings	0.6%
HOUPW	Household Products/Wares	1.6%
HOUSE	Housewares	0.8%
INSUR	Insurance	0.6%
INTER	Internet	1.6%
LEISU	Leisure Time	1.9%
MACDV	Machinery-Diversified	2.7%
MEDIA	Media	0.1%
METFH	Metal Fabricate/Hardware	0.4%
MINIG	Mining	0.6%
MISMA	Miscellaneous Manufacturing	2.7%
OFFBE	Office/Business Equipment	0.6%
OILGA	Oil & Gas	5.0%
OILGS	Oil & Gas Services	2.8%
PHARM	Pharmaceuticals	3.8%
REITS	Real Estate Investment Trust	0.7%
RETAL	Retail	7.7%
SALVO	Savings & Loans	0.3%
SEMIC	Semiconductors	3.1%
SOFTW	Software	5.9%
TELEC	Telecommunications	1.1%
TRANS	Transportation	2.9%
	Other**	(0.1)%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Europe 30 ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (97.8%)
Alcatel SAADR *	TELEC	20,184	$236,758
Alcon, Inc.	HEALP	4,176	334,915
ASM Lithography Holding N.V. *	SEMIC	16,356	210,502
AstraZeneca PLCADR	PHARM	10,962	450,867
Autoliv, Inc.	AUTPE	5,568	224,947
Aventis SAADR	PHARM	5,916	499,429
BP Amoco PLCADR	OILGA	18,096	1,041,063
DaimlerChrysler AG	AUTOM	8,874	367,561
Diageo PLCADR	BEVER	6,960	350,993
Elan Corp. PLCADR *	PHARM	11,832	276,869
Ericsson (LM) Telephone Co.ADR *	TELEC	14,790	462,040
Flamel TechnologiesADR *	PHARM	8,526	125,076
GlaxoSmithKline PLCADR	PHARM	16,530	722,857
HSBC Holdings PLCADR	BANKS	11,310	902,538
Infineon TechnologiesADR *	ELECE	20,532	209,837
Koninklijke (Royal) Philips Elect. NVADR	ELETR	13,398	306,948
Nokia OYJADR	TELEC	34,278	470,294
Novartis AGADR	PHARM	15,486	722,732
Rio Tinto PLC	MINIG	3,480	378,102
Royal Dutch Petroleum Co.ADR	OILGA	12,528	646,445
Ryanair Holdings PLCADR *	AIRLI	7,308	213,394
SAP AGADR	SOFTW	10,788	420,193
Shell Transport & Trading Co.ADR	OILGA	11,310	503,408
Siemens AGADR	MISMA	6,438	474,481
STMicroelectronics NVADR	ELETR	13,746	237,531
Total Fina SAADR	OILGA	7,308	746,658
UBS AG	BANKS	7,656	538,446
Unilever NVADR	FOOD	5,568	321,830
Vodafone Group PLCADR	TELEC	34,800	839,028
Willis Group Holdings, Ltd.	INSUR	6,786	253,796

TOTAL COMMON STOCKS (Cost $11,789,743)			13,489,538

	Principal Amount
Repurchase Agreements (6.4%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $890,036 (Collateralized by $918,000 Federal National Mortgage Association, 2.03%, 4/8/05, market value $908,150)	$890,000	890,000

TOTAL REPURCHASE AGREEMENTS (Cost $890,000)		890,000

TOTAL INVESTMENT SECURITIES (Cost $12,679,743) - 104.2%		14,379,538
Net other assets (liabilities) – (4.2)%		(578,808)

See accompanying notes to the financial statements.

NET ASSETS – 100.0%	$13,800,730

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $836,100)	3	$(4,789)

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $501,525)	9	$(133)

*	Non-income producing security

ADR	American Depositary Receipt

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
AIRLI	Airlines	1.5%
AUTOM	Auto Manufacturers	2.7%
AUTPE	Auto Parts & Equipment	1.6%
BANKS	Banks	10.5%
BEVER	Beverages	2.5%
ELECE	Electrical Components & Equipment	1.5%
ELETR	Electronics	3.9%
FOOD	Food	2.3%
HEALP	Healthcare-Products	2.4%
INSUR	Insurance	1.8%
MINIG	Mining	2.7%
MISMA	Miscellaneous Manufacturing	3.4%
OILGS	Oil & Gas Services	21.4%
PHARM	Pharmaceuticals	20.4%
SEMIC	Semiconductors	1.5%
SOFTW	Software	3.0%
TELEC	Telecommunications	14.7%
	Other**	2.2%

Europe 30 ProFund invested, as a percentage of net assets, in the following countries, as of September 30, 2004:

Country	Percentage of Net Assets
Finland	3.4%
France	11.7%
Germany	10.7%
Ireland	3.6%
Netherlands	10.8%
Sweden	4.9%
Switzerland	13.3%
United Kingdom	39.4%
United States**	2.2%

**	Including debt securities and repurchase agreements.

See accompanying notes to the financial statements.

UltraBull ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (86.7%)
3M Co.	MISMA	8,496	$679,425
Abbott Laboratories	PHARM	16,992	719,781
ACE, Ltd.	INSUR	3,068	122,904
ADC Telecommunications, Inc. *	TELEC	8,791	15,912
Adobe Systems, Inc.	SOFTW	2,596	128,424
Advanced Micro Devices, Inc. *	SEMIC	3,835	49,855
AES Corp. *	ELECT	7,021	70,140
Aetna, Inc.	HEALS	1,652	165,084
Affiliated Computer Srvcs, Inc. – Class A *	COMPU	1,416	78,829
AFLAC, Inc.	INSUR	5,487	215,145
Agilent Technologies, Inc. *	ELETR	5,310	114,537
Air Products & Chemicals, Inc.	CHEME	2,478	134,754
Alberto-Culver Co. - Class B	COSPC	1,003	43,610
Albertson’s, Inc.	FOOD	4,012	96,007
Alcoa, Inc.	MINIG	9,440	317,089
Allegheny Energy, Inc. *	ELECT	1,357	21,658
Allegheny Technologies, Inc.	IRONS	1,062	19,382
Allergan, Inc.	PHARM	1,416	102,731
Allied Waste Industries, Inc. *	ENVIR	3,481	30,807
Allstate Corp.	INSUR	7,552	362,421
Alltel Corp.	TELEC	3,363	184,662
Altera Corp. *	SEMIC	4,071	79,669
Altria Group, Inc.	AGRIC	22,302	1,049,087
Ambac Financial Group, Inc.	INSUR	1,180	94,341
Amerada Hess Corp.	OILGA	1,003	89,267
Ameren Corp.	ELECT	2,124	98,023
American Electric Power, Inc.	ELECT	4,307	137,652
American Express Co.	DIVFS	13,806	710,457
American International Group, Inc.	INSUR	28,320	1,925,478
American Power Conversion Corp.	ELECE	2,183	37,962
American Standard Cos. *	BUILD	2,301	89,532
AmerisourceBergen Corp.	PHARM	1,239	66,547
Amgen, Inc. *	BIOTE	13,747	779,180
AmSouth Bancorp	BANKS	3,835	93,574
Anadarko Petroleum Corp.	OILGA	2,714	180,101
Analog Devices, Inc.	SEMIC	4,130	160,161
Andrew Corp. *	TELEC	1,770	21,665
Anheuser-Busch Companies, Inc.	BEVER	8,732	436,163
Anthem, Inc. *	HEALS	1,534	133,842
AON Corp.	INSUR	3,422	98,348
Apache Corp.	OILGA	3,540	177,389
Apartment Invst & Mgt Co. - Class AREIT	REITS	1,003	34,884
Apollo Group, Inc. - Class A *	COMSV	2,124	155,838
Apple Computer, Inc. *	COMPU	4,189	162,324
Applera Corp. - Applied Biosystems Group	ELETR	2,183	41,193
Applied Materials, Inc. *	SEMIC	18,467	304,521
Applied Micro Circuits Corp. *	SEMIC	3,422	10,711
Archer-Daniels-Midland Co.	AGRIC	7,080	120,218
Ashland, Inc.	CHEME	767	43,013
AT&T Corp.	TELEC	8,614	123,352
AT&T Wireless Services, Inc. *	TELEC	29,677	438,626
Autodesk, Inc.	SOFTW	1,239	60,253

See accompanying notes to the financial statements.

Automatic Data Processing, Inc.	SOFTW	6,372	263,291
AutoNation, Inc. *	RETAL	2,891	49,378
AutoZone, Inc. *	RETAL	885	68,366
Avaya, Inc. *	TELEC	4,897	68,264
Avery Dennison Corp.	HOUPW	1,180	77,620
Avon Products, Inc.	COSPC	5,133	224,209
Baker Hughes, Inc.	OILGS	3,658	159,928
Ball Corp.	PACCO	1,239	46,376
Bank of America Corp.	BANKS	44,250	1,917,352
Bank of New York Co., Inc.	BANKS	8,437	246,107
Bard (C.R.), Inc.	HEALP	1,121	63,482
Bausch & Lomb, Inc.	HEALP	590	39,206
Baxter International, Inc.	HEALP	6,667	214,411
BB&T Corp.	BANKS	6,018	238,854
Bear Stearns Cos., Inc.	DIVFS	1,121	107,807
Becton, Dickinson & Co.	HEALP	2,714	140,314
Bed Bath & Beyond, Inc. *	RETAL	3,245	120,422
BellSouth Corp.	TELEC	19,883	539,227
Bemis Co., Inc.	PACCO	1,180	31,364
Best Buy Co., Inc.	RETAL	3,540	192,010
Big Lots, Inc. *	RETAL	1,239	15,153
Biogen Idec, Inc. *	BIOTE	3,658	223,760
Biomet, Inc.	HEALP	2,773	129,998
BJ Services Co.	OILGS	1,770	92,766
Black & Decker Corp.	HANMT	885	68,535
Block H & R, Inc.	COMSV	1,770	87,473
BMC Software, Inc. *	SOFTW	2,419	38,244
Boeing Co.	AEROD	9,145	472,065
Boise Cascade Corp.	FORPP	944	31,416
Boston Scientific Corp. *	HEALP	9,145	363,331
Bristol-Myers Squibb Co.	PHARM	21,181	501,354
Broadcom Corp. - Class A *	SEMIC	3,481	94,996
Brown-Forman Corp. - Class B	CHEME	1,298	59,448
Brunswick Corp.	LEISU	1,062	48,597
Burlington Northern Santa Fe Corp.	TRANS	4,071	155,960
Burlington Resources, Inc.	OILGA	4,307	175,726
Calpine Corp. *	ELECT	4,838	14,030
Campbell Soup Co.	FOOD	4,484	117,884
Capital One Financial Corp.	DIVFS	2,655	196,205
Cardinal Health, Inc.	PHARM	4,661	204,012
Caremark Rx, Inc. *	PHARM	5,074	162,723
Carnival Corp.	LEISU	6,903	326,443
Caterpillar, Inc.	MECCM	3,717	299,033
Cendant Corp.	COMSV	11,505	248,507
CenterPoint Energy, Inc.	ELECT	3,363	34,841
Centex Corp.	HOMEB	1,357	68,474
CenturyTel, Inc.	TELEC	1,475	50,504
ChevronTexaco Corp.	OILGA	23,187	1,243,751
Chiron Corp. *	BIOTE	2,065	91,273
Chubb Corp.	INSUR	2,065	145,128
CIENA Corp. *	TELEC	6,195	12,266
CIGNA Corp.	INSUR	1,475	102,704
Cincinnati Financial Corp.	INSUR	1,829	75,391
Cinergy Corp.	ELECT	1,947	77,101
Cintas Corp.	TEXTI	1,888	79,372
Circuit City Stores, Inc.	RETAL	2,183	33,487
Cisco Systems, Inc. *	TELEC	73,514	1,330,603
Citigroup, Inc.	DIVFS	56,345	2,485,940
Citizens Communications Co.	TELEC	3,599	48,191
Citrix Systems, Inc. *	SOFTW	1,829	32,044
Clear Channel Communications, Inc.	MEDIA	6,431	200,454
Clorox Co.	HOUPW	2,301	122,644

See accompanying notes to the financial statements.

CMS Energy Corp. *	ELECT	1,770	16,850
Coach, Inc. *	APPAR	2,065	87,597
Coca-Cola Co.	BEVER	26,373	1,056,239
Coca-Cola Enterprises, Inc.	BEVER	5,074	95,899
Colgate-Palmolive Co.	COSPC	5,782	261,231
Comcast Corp. - Special Class A *	MEDIA	24,308	686,458
Comerica, Inc.	BANKS	1,888	112,053
Computer Associates International, Inc.	SOFTW	6,372	167,584
Computer Sciences Corp. *	COMPU	2,065	97,262
Compuware Corp. *	SOFTW	4,189	21,573
Comverse Technology, Inc. *	TELEC	2,124	39,995
ConAgra Foods, Inc.	FOOD	5,723	147,138
ConocoPhillips	OILGA	7,493	620,795
Consolidated Edison, Inc.	ELECT	2,655	111,616
Constellation Energy Group, Inc.	ELECT	1,888	75,218
Convergys Corp. *	COMSV	1,534	20,602
Cooper Industries, Ltd. - Class A	MISMA	1,003	59,177
Cooper Tire & Rubber Co.	AUTPE	826	16,660
Coors (Adolph) Co. - Class B	BEVER	413	28,051
Corning, Inc. *	TELEC	15,163	168,006
Costco Wholesale Corp.	RETAL	5,015	208,423
Countrywide Credit Industries, Inc.	DIVFS	6,136	241,697
Crane Co.	MISMA	649	18,769
CSX Corp.	TRANS	2,360	78,352
Cummins, Inc.	MACDV	472	34,876
CVS Corp.	RETAL	4,366	183,940
Dana Corp.	AUTPE	1,652	29,224
Danaher Corp.	MISMA	3,363	172,455
Darden Restaurants, Inc.	RETAL	1,711	39,901
Deere & Co.	MACDV	2,714	175,189
Dell, Inc. *	COMPU	27,140	966,183
Delphi Automotive Systems Corp.	AUTPE	6,077	56,455
Delta Air Lines, Inc. *	AIRLI	1,357	4,465
Deluxe Corp.	COMSV	531	21,782
Devon Energy Corp.	OILGA	2,655	188,532
Dillards, Inc. - Class A	RETAL	885	17,470
Dollar General Corp.	RETAL	3,599	72,520
Dominion Resources, Inc.	ELECT	3,599	234,834
Donnelley (R.R.) & Sons Co.	COMSV	2,360	73,915
Dover Corp.	MISMA	2,183	84,853
Dow Chemical Co.	CHEME	10,207	461,152
Dow Jones & Company, Inc.	MEDIA	885	35,940
DTE Energy Co.	ELECT	1,888	79,655
Du Pont (E.I.) de Nemours	CHEME	10,856	464,636
Duke Energy Corp.	ELECT	10,207	233,638
Dynegy, Inc. - Class A *	PIPEL	4,130	20,609
E*TRADE Group, Inc. *	DIVFS	4,071	46,491
Eastman Chemical Co.	CHEME	826	39,276
Eastman Kodak Co.	MISMA	3,127	100,752
Eaton Corp.	MISMA	1,652	104,753
eBay, Inc. *	INTER	7,198	661,784
Ecolab, Inc.	CHEME	2,773	87,183
Edison International	ELECT	3,540	93,845
El Paso Corp.	PIPEL	6,962	63,981
Electronic Arts, Inc. *	SOFTW	3,304	151,951
Electronic Data Systems Corp.	COMPU	5,546	107,537
Eli Lilly & Co.	PHARM	12,272	736,934
EMC Corp. *	COMPU	26,137	301,621
Emerson Electric Co.	ELECE	4,543	281,167
Engelhard Corp.	CHEME	1,357	38,471
Entergy Corp.	ELECT	2,478	150,192
EOG Resources, Inc.	OILGA	1,298	85,473

See accompanying notes to the financial statements.

Equifax, Inc.	COMSV	1,475	38,881
Equity Office Properties TrustREIT	REITS	4,366	118,974
Equity Residential Properties TrustREIT	REITS	3,068	95,108
Exelon Corp.	ELECT	7,198	264,094
Express Scripts, Inc. - Class A *	PHARM	826	53,971
Exxon Mobil Corp.	OILGA	70,741	3,418,913
Family Dollar Stores, Inc.	RETAL	1,829	49,566
Fannie Mae	DIVFS	10,502	665,827
Federated Department Stores, Inc.	RETAL	1,947	88,452
Federated Investors, Inc. - Class B	DIVFS	1,180	33,559
FedEx Corp.	TRANS	3,245	278,064
Fifth Third Bancorp	BANKS	6,195	304,918
First Data Corp.	SOFTW	9,322	405,507
First Horizon National Corp.	BANKS	1,357	58,840
FirstEnergy Corp.	ELECT	3,599	147,847
Fiserv, Inc. *	SOFTW	2,124	74,043
Fisher Scientific International, Inc. *	ELETR	1,239	72,271
Fluor Corp.	ENGCO	885	39,400
Ford Motor Co.	AUTOM	19,883	279,356
Forest Laboratories, Inc. *	PHARM	4,012	180,460
Fortune Brands, Inc.	HOUPW	1,593	118,025
FPL Group, Inc.	ELECT	2,006	137,050
Franklin Resources, Inc.	DIVFS	2,714	151,333
Freddie Mac	DIVFS	7,493	488,843
Freeport-McMoRan Cop/ Gld, Inc. - Class B	MINIG	1,947	78,854
Gannett Co., Inc.	MEDIA	2,891	242,150
Gap, Inc.	RETAL	9,853	184,251
Gateway, Inc. *	COMPU	4,071	20,151
General Dynamics Corp.	AEROD	2,183	222,884
General Electric Co.	MISMA	114,814	3,855,455
General Mills, Inc.	FOOD	4,130	185,437
General Motors Corp.	AUTOM	6,136	260,657
Genuine Parts Co.	DISTW	1,888	72,461
Genzyme Corp. - General Division *	BIOTE	2,478	134,828
Georgia Pacific Corp.	FORPP	2,832	101,810
Gilead Sciences, Inc. *	PHARM	4,661	174,228
Gillette Co.	COSPC	10,915	455,592
Golden West Financial Corp.	SAVLO	1,652	183,289
Goodrich Corp.	AEROD	1,298	40,705
Goodyear Tire & Rubber Co. *	AUTPE	1,888	20,277
Grainger (W.W.), Inc.	DISTW	1,003	57,823
Great Lakes Chemical Corp.	CHEME	531	13,594
Guidant Corp.	HEALP	3,422	225,989
Halliburton Co.	OILGS	4,779	161,005
Harley-Davidson, Inc.	LEISU	3,186	189,376
Harrah’s Entertainment, Inc.	LODGE	1,239	65,642
Hartford Financial Services Group, Inc.	INSUR	3,186	197,309
Hasbro, Inc.	TOYGH	1,947	36,604
HCA, Inc.	HEALS	5,251	200,326
Health Management Assoc., Inc. – Class A	HEALS	2,655	54,242
Heinz (H.J.) Co.	FOOD	3,776	136,012
Hercules, Inc. *	CHEME	1,239	17,656
Hershey Foods Corp.	FOOD	2,655	124,015
Hewlett-Packard Co.	COMPU	32,863	616,181
Hilton Hotels Corp.	LODGE	4,189	78,921
Home Depot, Inc.	RETAL	23,895	936,683
Honeywell International, Inc.	MISMA	9,322	334,287
Hospira, Inc. *	PHARM	1,711	52,357
Humana, Inc. *	HEALS	1,711	34,186
Huntington Bancshares, Inc.	BANKS	2,478	61,727
Illinois Tool Works, Inc.	MISMA	3,304	307,834
IMS Health, Inc.	SOFTW	2,537	60,685

See accompanying notes to the financial statements.

Ingersoll-Rand Co. - Class A	MISMA	1,888	128,327
Intel Corp.	SEMIC	69,738	1,398,944
International Business Machines Corp.	COMPU	18,231	1,563,125
International Flavors & Fragrances, Inc.	CHEME	1,003	38,315
International Game Technology	ENTER	3,776	135,747
International Paper Co.	FORPP	5,310	214,577
Interpublic Group of Companies, Inc. *	ADVER	4,602	48,735
Intuit, Inc. *	SOFTW	2,065	93,751
ITT Industries, Inc.	MISMA	1,003	80,230
J.P. Morgan Chase & Co.	DIVFS	38,763	1,540,054
Jabil Circuit, Inc. *	ELETR	2,183	50,209
Janus Capital Group, Inc.	DIVFS	2,596	35,332
JDS Uniphase Corp. *	TELEC	15,635	52,690
Jefferson-Pilot Corp.	INSUR	1,475	73,249
Johnson & Johnson	HEALP	32,273	1,817,938
Johnson Controls, Inc.	AUTPE	2,065	117,313
Jones Apparel Group, Inc.	APPAR	1,357	48,581
KB Home	HOMEB	531	44,864
Kellogg Co.	FOOD	4,484	191,287
Kerr-McGee Corp.	OILGA	1,652	94,577
KeyCorp	BANKS	4,425	139,830
KeySpan Corp.	GAS	1,770	69,384
Kimberly-Clark Corp.	COSPC	5,369	346,784
Kinder Morgan, Inc.	PIPEL	1,357	85,247
King Pharmaceuticals, Inc. *	PHARM	2,655	31,701
KLA -Tencor Corp. *	SEMIC	2,124	88,104
Knight-Ridder, Inc.	MEDIA	826	54,062
Kohls Corp. *	RETAL	3,717	179,122
Kroger Co. *	FOOD	8,024	124,532
Leggett & Platt, Inc.	HOMEF	2,065	58,027
Lexmark International Group, Inc. *	COMPU	1,416	118,958
Limited, Inc.	RETAL	5,133	114,415
Lincoln National Corp.	INSUR	1,888	88,736
Linear Technology Corp.	SEMIC	3,363	121,875
Liz Claiborne, Inc.	APPAR	1,180	44,510
Lockheed Martin Corp.	AEROD	4,838	269,864
Loews Corp.	INSUR	2,006	117,351
Louisiana-Pacific Corp.	FORPP	1,180	30,621
Lowe’s Cos., Inc.	RETAL	8,496	461,758
LSI Logic Corp. *	SEMIC	4,189	18,055
Lucent Technologies, Inc. *	TELEC	46,846	148,502
M&T Bank Corp.	BANKS	1,298	124,219
Manor Care, Inc.	HEALS	944	28,282
Marathon Oil Corp.	OILGA	3,776	155,873
Marriott International, Inc. - Class A	LODGE	2,478	128,757
Marsh & McLennan Companies, Inc.	INSUR	5,664	259,185
Marshall & Ilsley Corp.	BANKS	2,419	97,486
Masco Corp.	BUILD	4,720	162,981
Mattel, Inc.	TOYGH	4,484	81,295
Maxim Integrated Products, Inc.	SEMIC	3,540	149,707
May Department Stores Co.	RETAL	3,186	81,657
Maytag Corp.	HOMEF	885	16,257
MBIA, Inc.	INSUR	1,534	89,294
MBNA Corp.	DIVFS	13,865	349,398
McCormick & Co., Inc.	FOOD	1,475	50,652
McDonald’s Corp.	RETAL	13,688	383,675
McGraw-Hill Companies, Inc.	MEDIA	2,065	164,560
McKesson Corp.	COMSV	3,186	81,721
Meadwestvaco Corp.	FORPP	2,183	69,638
Medco Health Solutions, Inc. *	PHARM	2,950	91,155
MedImmune, Inc. *	BIOTE	2,714	64,322
Medtronic, Inc.	HEALP	13,157	682,848

See accompanying notes to the financial statements.

Mellon Financial Corp.	BANKS	4,602	127,429
Merck & Co., Inc.	PHARM	24,131	796,322
Mercury Interactive Corp. *	SOFTW	1,003	34,985
Meredith Corp.	MEDIA	531	27,283
Merrill Lynch & Co., Inc.	DIVFS	4,576	227,519
MetLife, Inc.	INSUR	8,142	314,688
MGIC Investment Corp.	INSUR	1,062	70,676
Micron Technology, Inc. *	SEMIC	6,667	80,204
Microsoft Corp.	SOFTW	118,236	3,269,224
Millipore Corp. *	BIOTE	531	25,408
Molex, Inc.	ELECE	2,065	61,578
Monsanto Co.	AGRIC	2,891	105,290
Monster Worldwide, Inc. *	INTER	1,298	31,983
Moody’s Corp.	COMSV	1,593	116,687
Morgan Stanley Dean Witter & Co.	DIVFS	11,918	587,557
Motorola, Inc.	TELEC	25,665	462,997
Mylan Laboratories, Inc.	PHARM	2,950	53,100
Nabors Industries, Ltd. *	OILGA	1,593	75,429
National City Corp.	BANKS	7,198	277,987
National Semiconductor Corp. *	SEMIC	3,894	60,318
Navistar International Corp. *	AUTOM	767	28,525
NCR Corp. *	COMPU	1,003	49,739
Network Appliance, Inc. *	COMPU	3,894	89,562
New York Times Co. - Class A	MEDIA	1,593	62,286
Newell Rubbermaid, Inc.	HOUSE	3,009	60,300
Newmont Mining Corp.	MINIG	4,838	220,274
Nextel Communications, Inc. - Class A *	TELEC	12,095	288,345
NICOR, Inc.	GAS	472	17,322
Nike, Inc. - Class B	APPAR	2,891	227,811
NiSource, Inc.	ELECT	2,891	60,740
Noble Corp. *	OILGA	1,475	66,301
Nordstrom, Inc.	RETAL	1,534	58,660
Norfolk Southern Corp.	TRANS	4,307	128,090
North Fork Bancorp, Inc.	BANKS	1,888	83,922
Northern Trust Corp.	BANKS	2,419	98,695
Northrop Grumman Corp.	AEROD	3,894	207,667
Novell, Inc. *	SOFTW	4,189	26,433
Novellus Systems, Inc. *	SEMIC	1,534	40,789
Nucor Corp.	IRONS	885	80,862
NVIDIA Corp. *	SEMIC	1,829	26,557
Occidental Petroleum Corp.	OILGA	4,248	237,591
Office Depot, Inc. *	RETAL	3,422	51,433
Omnicom Group, Inc.	ADVER	2,065	150,869
Oracle Corp. *	SOFTW	56,227	634,241
PACCAR, Inc.	AUTOM	1,888	130,499
Pactiv Corp. *	PACCO	1,652	38,409
Pall Corp.	MISMA	1,357	33,219
Parametric Technology Corp. *	SOFTW	2,950	15,576
Parker Hannifin, Corp.	ELETR	1,298	76,400
Paychex, Inc.	COMSV	4,130	124,520
Penney (J.C.) Co.	RETAL	3,127	110,321
Peoples Energy Corp.	GAS	413	17,214
PeopleSoft, Inc. *	SOFTW	4,012	79,638
PepsiCo, Inc.	BEVER	18,408	895,549
PerkinElmer, Inc.	ELETR	1,416	24,384
Pfizer, Inc.	PHARM	82,128	2,513,116
PG&E Corp. *	ELECT	4,366	132,726
Phelps Dodge Corp.	MINIG	1,003	92,306
Pinnacle West Capital Corp.	ELECT	1,003	41,625
Pitney Bowes, Inc.	OFFBE	2,537	111,882
Plum Creek Timber Company, Inc.	FORPP	2,006	70,270
PMC-Sierra, Inc. *	SEMIC	1,947	17,153

See accompanying notes to the financial statements.

PNC Financial Services Group	BANKS	3,068	165,979
Power-One, Inc. *	ELECE	885	5,735
PPG Industries, Inc.	CHEME	1,888	115,697
PPL Corp.	ELECT	2,065	97,427
Praxair, Inc.	CHEME	3,540	151,300
Principal Financial Group, Inc.	INSUR	3,422	123,089
Procter & Gamble Co.	COSPC	27,671	1,497,555
Progress Energy, Inc.	ELECT	2,655	112,413
Progress Energy, Inc.CVO	ELECT	987	0
Progressive Corp.	INSUR	2,360	200,010
PrologisREIT	REITS	2,006	70,691
Providian Financial Corp. *	DIVFS	3,186	49,510
Prudential Financial, Inc.	INSUR	5,664	266,435
Public Service Enterprise Group, Inc.	ELECT	2,596	110,590
Pulte Homes, Inc.	HOMEB	1,357	83,280
QLogic Corp. *	SEMIC	1,003	29,699
Qualcomm, Inc.	TELEC	17,700	691,008
Quest Diagnostics, Inc.	HEALS	1,121	98,895
Qwest Communications International, Inc. *	TELEC	19,765	65,817
RadioShack Corp.	RETAL	1,711	49,003
Raytheon Co.	AEROD	4,897	185,988
Reebok International, Ltd.	APPAR	649	23,831
Regions Financial Corp.	BANKS	5,015	165,796
Reynolds American, Inc.	AGRIC	1,593	108,388
Robert Half International, Inc.	COMSV	1,888	48,654
Rockwell Collins, Inc.	AEROD	1,947	72,312
Rockwell International Corp.	MACDV	2,006	77,632
Rohm & Haas Co.	CHEME	2,419	103,944
Rowan Companies, Inc. *	OILGA	1,180	31,152
Ryder System, Inc.	TRANS	708	33,304
Sabre Holdings Corp.	LEISU	1,475	36,182
SAFECO Corp.	INSUR	1,534	70,027
Safeway, Inc. *	FOOD	4,838	93,422
Sanmina-SCI Corp. *	ELETR	5,664	39,931
Sara Lee Corp.	FOOD	8,614	196,916
SBC Communications, Inc.	TELEC	36,049	935,472
Schering-Plough Corp.	PHARM	15,989	304,750
Schlumberger, Ltd.	OILGS	6,431	432,870
Schwab (Charles) Corp.	DIVFS	14,868	136,637
Scientific-Atlanta, Inc.	TELEC	1,652	42,820
Seagate Technology, Inc.(a) *	COMPU	2,565	0
Sealed Air Corp. *	PACCO	885	41,020
Sears, Roebuck & Co.	RETAL	2,301	91,695
Sempra Energy	GAS	2,537	91,814
Sherwin-Williams Co.	CHEME	1,534	67,435
Siebel Systems, Inc. *	SOFTW	5,487	41,372
Sigma-Aldrich Corp.	CHEME	767	44,486
Simon Property Group, Inc. REIT	REITS	2,242	120,239
SLM Corp.	DIVFS	4,720	210,512
Snap-on, Inc.	HANMT	649	17,886
Solectron Corp. *	ELETR	10,443	51,693
Southern Co.	ELECT	8,024	240,559
SouthTrust Corp.	BANKS	3,599	149,934
Southwest Airlines Co.	AIRLI	8,614	117,322
Sovereign Bancorp, Inc.	SAVLO	3,717	81,105
Sprint Corp. (FON Group)	TELEC	15,812	318,296
St. Jude Medical, Inc. *	HEALP	1,947	146,551
St. Paul Companies, Inc.	INSUR	7,257	239,916
Stanley Works	HANMT	885	37,639
Staples, Inc.	RETAL	5,428	161,863
Starbucks Corp. *	RETAL	4,307	195,796
Starwood Hotels & Resorts Worldwide, Inc.	LODGE	2,242	104,074

See accompanying notes to the financial statements.

State Street Corp.	BANKS	3,658	156,233
Stryker Corp.	HEALP	4,366	209,917
Sun Microsystems, Inc. *	COMPU	36,167	146,115
SunGard Data Systems, Inc. *	COMPU	3,127	74,329
Sunoco, Inc.	OILGA	826	61,107
SunTrust Banks, Inc.	BANKS	3,068	216,018
SuperValu, Inc.	FOOD	1,475	40,636
Symantec Corp. *	INTER	3,422	187,799
Symbol Technologies, Inc.	ELETR	2,596	32,813
Synovus Financial Corp.	BANKS	3,363	87,942
Sysco Corp.	FOOD	6,962	208,304
T. Rowe Price Group, Inc.	DIVFS	1,357	69,126
Target Corp.	RETAL	9,794	443,179
TECO Energy, Inc.	ELECT	2,183	29,536
Tektronix, Inc.	ELETR	944	31,388
Tellabs, Inc. *	TELEC	4,543	41,750
Temple-Inland, Inc.	FORPP	590	39,619
Tenet Healthcare Corp. *	HEALS	5,074	54,748
Teradyne, Inc. *	SEMIC	2,124	28,462
Texas Instruments, Inc.	SEMIC	18,821	400,511
Textron, Inc.	MISMA	1,534	98,590
The Pepsi Bottling Group, Inc.	BEVER	2,773	75,287
Thermo Electron Corp. *	ELETR	1,770	47,825
Tiffany & Co.	RETAL	1,593	48,969
Time Warner, Inc. *	MEDIA	49,737	802,755
TJX Companies, Inc.	RETAL	5,310	117,032
Torchmark Corp.	INSUR	1,180	62,752
Toys R Us, Inc. *	RETAL	2,301	40,820
Transocean Sedco Forex, Inc. *	OILGA	3,481	124,550
Tribune Co.	MEDIA	3,481	143,243
TXU Corp.	ELECT	3,245	155,500
Tyco International, Ltd.	MISMA	21,830	669,308
U.S. Bancorp	BANKS	20,414	589,965
Union Pacific Corp.	TRANS	2,832	165,955
Unisys Corp. *	COMPU	3,658	37,751
United Parcel Service, Inc. - Class B	TRANS	12,213	927,212
United States Steel Corp.	IRONS	1,239	46,611
United Technologies Corp.	AEROD	5,546	517,885
UnitedHealth Group, Inc.	HEALS	7,257	535,130
Univision Communications, Inc. – Class A *	MEDIA	3,481	110,034
Unocal Corp.	OILGA	2,891	124,313
UnumProvident Corp.	INSUR	3,245	50,914
UST, Inc.	AGRIC	1,770	71,260
Valero Energy Corp.	OILGA	1,416	113,577
Veritas Software Corp. *	SOFTW	4,720	84,016
Verizon Communications, Inc.	TELEC	30,090	1,184,944
VF Corp.	APPAR	1,180	58,351
Viacom, Inc. - Class B	MEDIA	18,880	633,613
Visteon Corp.	AUTPE	1,416	11,314
Vulcan Materials Co.	BUILD	1,121	57,115
Wachovia Corp.	BANKS	14,219	667,582
Wal-Mart Stores, Inc.	RETAL	46,138	2,454,541
Walgreen Co.	RETAL	11,151	399,540
Walt Disney Co.	MEDIA	22,361	504,241
Washington Mutual, Inc.	SAVLO	9,499	371,221
Waste Management, Inc.	ENVIR	6,313	172,597
Waters Corp. *	ELETR	1,298	57,242
Watson Pharmaceuticals, Inc. *	PHARM	1,180	34,763
Wellpoint Health Networks, Inc. *	HEALS	1,711	179,809
Wells Fargo & Co.	BANKS	18,349	1,094,150
Wendy’s International, Inc.	RETAL	1,239	41,630
Weyerhaeuser Co.	FORPP	2,596	172,582

See accompanying notes to the financial statements.

Whirlpool Corp.	HOMEF	708	42,544
Williams Companies, Inc.	PIPEL	5,664	68,534
Winn-Dixie Stores, Inc.	FOOD	1,534	4,740
Worthington Industries, Inc.	METFH	944	20,154
Wrigley (WM.) JR Co.	FOOD	2,419	153,147
Wyeth	PHARM	14,514	542,824
Xcel Energy, Inc.	ELECT	4,366	75,619
Xerox Corp. *	OFFBE	9,145	128,761
Xilinx, Inc.	SEMIC	3,776	101,952
XL Capital, Ltd. - Class A	INSUR	1,534	113,501
Yahoo!, Inc. *	INTER	14,809	502,173
YUM! Brands, Inc.	RETAL	3,186	129,543
Zimmer Holdings, Inc. *	HEALP	2,655	209,851
Zions Bancorp	BANKS	944	57,622

TOTAL COMMON STOCKS (Cost $86,657,865)			112,079,092

	Principal Amount
Repurchase Agreements (3.1%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $3,992,161 (Collateralized by $4,092,000 Federal National Mortgage Association, 1.86%, 12/29/04, market value $4,072,960)	$3,992,000	3,992,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,992,000)		3,992,000

	Contracts
Options Purchased (10.8%)
S&P 500 Futures Call Option Expiring December 2004 @ $650	120	13,944,000

TOTAL OPTIONS PURCHASED (Cost $14,100,540)		13,944,000

TOTAL INVESTMENT SECURITIES (Cost $104,750,405) – 100.6%		130,015,092
Net other assets (liabilities) – (0.6)%		(772,961)

NET ASSETS – 100.0%		$129,242,131

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $91,971,000)	330	$(293,300)

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $222,900)	4	$924

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $11,018,524)	9,886	$111,100

See accompanying notes to the financial statements.

Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $10,430,227)	9,358	105,168

*	Non-income producing security

(a)	Escrowed Security

CVO	Contingent Value Obligation

REIT	Real Estate Investment Trust

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.2%
AEROD	Aerospace/Defense	1.5%
AGRIC	Agriculture	1.1%
AIRLI	Airlines	0.1%
APPAR	Apparel	0.4%
AUTOM	Auto Manufacturers	0.5%
AUTPE	Auto Parts & Equipment	0.2%
BANKS	Banks	5.7%
BEVER	Beverages	2.0%
BIOTE	Biotechnology	1.0%
BUILD	Building Materials	0.2%
CHEME	Chemicals	1.5%
COMPU	Computers	3.4%
COMSV	Commercial Services	0.8%
COSPC	Cosmetics/Personal Care	2.2%
DISTW	Distribution/Wholesale	0.1%
DIVFS	Diversified Financial Services	6.5%
ELECE	Electrical Components & Equipment	0.3%
ELECT	Electric	2.4%
ELETR	Electronics	0.5%
ENGCO	Engineering & Construction	NM
ENTER	Entertainment	0.1%
ENVIR	Environmental Control	0.2%
FOOD	Food	1.4%
FORPP	Forest Products & Paper	0.6%
GAS	Gas	0.2%
HANMT	Hand/Machine Tools	0.1%
HEALP	Healthcare-Products	3.3%
HEALS	Healthcare-Services	1.1%
HOMEB	Home Builders	0.2%
HOMEF	Home Furnishings	0.1%
HOUPW	Household Products/Wares	0.2%
HOUSE	Housewares	NM
INSUR	Insurance	4.2%
INTER	Internet	1.1%
IRONS	Iron/Steel	0.1%
LEISU	Leisure Time	0.5%
LODGE	Lodging	0.3%
MACDV	Machinery-Diversified	0.2%
MECCM	Machinery-Construction & Mining	0.2%
MEDIA	Media	2.8%
METFH	Metal Fabricate/Hardware	NM
MINIG	Mining	0.5%
MISMA	Miscellaneous Manufacturing	5.2%
OFFBE	Office/Business Equipment	0.2%
OILGA	Oil & Gas	5.6%
OILGS	Oil & Gas Services	0.7%
PACCO	Packaging & Containers	0.1%
PHARM	Pharmaceuticals	5.7%
PIPEL	Pipelines	0.2%
REITS	Real Estate Investment Trust	0.3%
RETAL	Retail	6.1%
SAVLO	Savings & Loans	0.5%
SEMIC	Semiconductors	2.5%
SOFTW	Software	4.4%
TELEC	Telecommunications	5.6%
TEXTI	Textiles	0.1%
TOYGH	Toys/Games/Hobbies	0.1%
TRANS	Transportation	1.4%
	Other**	13.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less then 0.05%.

See accompanying notes to the financial statements.

UltraMid-Cap ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (71.9%)
3Com Corp. *	TELEC	15,200	$64,144
99 Cents Only Stores *	RETAL	2,660	37,852
Abercrombie & Fitch Co. - Class A	RETAL	3,800	119,700
Activision, Inc. *	SOFTW	5,320	73,788
Acxiom Corp.	SOFTW	3,420	81,191
Adesa, Inc. *	COMSV	3,800	62,434
ADTRAN, Inc.	TELEC	3,040	68,947
Advanced Fibre Communications, Inc. *	TELEC	3,420	54,378
Advent Software, Inc. *	SOFTW	1,140	19,186
Aeropostale, Inc. *	RETAL	2,280	59,736
AGCO Corp. *	MACDV	3,420	77,360
AGL Resources, Inc.	GAS	2,660	81,848
Airgas, Inc.	CHEME	3,040	73,173
AirTran Holdings, Inc. *	AIRLI	3,420	34,063
Alaska Air Group, Inc. *	AIRLI	1,140	28,249
Albemarle Corp.	CHEME	1,520	53,337
Alexander & Baldwin, Inc.	TRANS	1,520	51,589
Alliance Data Systems Corp. *	COMSV	3,040	123,302
Alliant Energy Corp.	ELECT	4,560	113,453
Alliant Techsystems, Inc. *	AEROD	1,520	91,960
Allmerica Financial Corp. *	INSUR	1,900	51,072
AMB Property Corp.REIT	REITS	3,040	112,541
American Eagle Outfitters, Inc.	RETAL	2,660	98,021
American Financial Group, Inc.	INSUR	3,040	90,866
American Greetings Corp. - Class A	HOUPW	2,660	66,819
AmeriCredit Corp. *	DIVFS	6,080	126,950
Amerus Group Co.	INSUR	1,520	62,320
Ametek, Inc.	ELECE	2,660	80,651
AnnTaylor Stores Corp. *	RETAL	2,660	62,244
Applebee’s International, Inc.	RETAL	3,040	76,851
Apria Heathcare Group, Inc. *	HEALS	1,900	51,775
Aqua America, Inc.	WATER	3,800	84,018
Aquila, Inc. *	ELECT	9,120	28,454
Arch Coal, Inc.	COAL	2,280	80,917
Arrow Electronics, Inc. *	ELETR	4,560	102,965
Arthur J. Gallagher & Co.	INSUR	3,420	113,305
ArvinMeritor, Inc.	AUTPE	2,660	49,875
Ascential Software Corp. *	SOFTW	2,280	30,712
Associated Banc-Corp.	BANKS	4,180	134,053
Astoria Financial Corp.	SAVLO	3,040	107,890
Atmel Corp. *	SEMIC	18,620	67,404
Avnet, Inc. *	ELETR	4,560	78,067
Avocent Corp. *	INTER	1,900	49,457
Bandag, Inc.	AUTPE	760	33,288
Bank of Hawaii Corp.	BANKS	1,900	89,775
Banknorth Group, Inc.	BANKS	6660	239,404
Banta Corp.	COMSV	1,140	45,315
Barnes & Noble, Inc. *	RETAL	2,660	98,420
Barr Laboratories, Inc. *	PHARM	4,180	173,177
Beckman Coulter, Inc.	HEALP	2,280	127,954

See accompanying notes to the financial statements.

Belo (A.H.) Corp. - Class A	MEDIA	4,560	102,782
BJ’s Wholesale Club, Inc. *	RETAL	2,660	72,724
Black Hills Corp.	ELECT	1,140	31,669
Blyth, Inc.	HOUPW	1,520	46,968
Bob Evans Farms, Inc.	RETAL	1,520	41,283
Borders Group, Inc.	RETAL	3,040	75,392
BorgWarner, Inc.	AUTPE	2,280	98,701
Bowater, Inc.	FORPP	2,280	87,073
Boyd Gaming Corp.	LODGE	3,420	96,273
Brink’s Co.	MISMA	2,280	68,788
Brinker International, Inc. *	RETAL	3,800	118,370
Brown & Brown, Inc.	INSUR	2,660	121,562
C.H. Robinson Worldwide, Inc.	TRANS	3,420	158,654
Cabot Corp.	CHEME	2,280	87,940
Cabot Microelectronics Corp. *	CHEME	1,140	41,325
Cadence Design Systems, Inc. *	COMPU	10,640	138,746
Caesars Entertainment, Inc. *	LODGE	12,160	203,072
Callaway Golf Co.	LEISU	3,040	32,133
Career Education Corp. *	COMSV	4,180	118,837
Carlisle Cos., Inc.	MISMA	1,140	72,880
Carmax, Inc. *	RETAL	4,180	90,079
Catalina Marketing Corp.	ADVER	1,900	43,852
CBRL Group, Inc.	RETAL	1,900	68,552
CDW Corp.	DISTW	3,420	198,463
Cephalon, Inc. *	PHARM	2,280	109,212
Ceridian Corp. *	COMPU	5,700	104,937
Certegy, Inc.	SOFTW	2,660	98,979
Charles River Laboratories Intl., Inc. *	BIOTE	1,900	87,020
CheckFree Corp. *	INTER	3,420	94,631
Cheesecake Factory, Inc. *	RETAL	1,900	82,460
Chico’s FAS, Inc. *	RETAL	3,420	116,964
Choicepoint, Inc. *	COMSV	3,420	145,863
Church & Dwight, Inc.	HOUPW	2,280	63,977
Cincinnati Bell, Inc. *	TELEC	9,500	33,155
City National Corp.	BANKS	1,900	123,405
Claire’s Stores, Inc.	RETAL	3,800	95,152
CNF, Inc.	TRANS	1,900	77,881
Cognizant Technology Solutions Corp. *	COMPU	4,940	150,719
Colonial BancGroup, Inc.	BANKS	5,320	108,794
Commerce Bancorp, Inc.	BANKS	3,040	167,808
Commscope, Inc. *	TELEC	2,280	49,248
Community Health Systems, Inc. *	HEALS	3,800	101,384
Compass Bancshares, Inc.	BANKS	4,940	216,471
Constellation Brands, Inc. *	BEVER	4,180	159,091
Cooper Cameron Corp. *	OILGS	2,280	125,035
Copart, Inc. *	RETAL	3,420	64,741
Corinthian Colleges, Inc. *	COMSV	3,420	46,102
Covance, Inc. *	HEALS	2,280	91,132
Coventry Health Care, Inc. *	HEALS	3,420	182,524
Credence Systems Corp. *	SEMIC	3,800	27,360
Cree Research, Inc. *	SEMIC	3,040	92,811
Crompton Corp.	CHEME	4,560	43,274
CSG Systems International, Inc. *	SOFTW	1,900	29,279
Cullen/Frost Bankers, Inc.	BANKS	1,900	88,293
Cypress Semiconductor Corp. *	SEMIC	4,940	43,670
Cytec Industries, Inc.	CHEME	1,520	74,404
CYTYC Corp. *	HEALP	4,180	100,947
D.R. Horton, Inc.	HOMEB	9,120	301,963

See accompanying notes to the financial statements.

Dean Foods Co. *	FOOD	6,080	182,522
DENTSPLY International, Inc.	HEALP	3,040	157,898
DeVry, Inc. *	COMSV	2,660	55,089
Diebold, Inc.	COMPU	2,660	124,222
Dollar Tree Stores, Inc. *	RETAL	4,560	122,892
Donaldson Co., Inc.	MISMA	3,420	97,094
DPL, Inc.	ELECT	4,940	101,665
DST Systems, Inc. *	COMPU	3,420	152,087
Dun & Bradstreet Corp. *	SOFTW	2,660	156,142
Duquesne Light Holdings, Inc.	ELECT	3,040	54,598
Dycom Industries, Inc. *	ENGCO	1,900	53,941
Eaton Vance Corp.	DIVFS	2,660	107,437
Education Management Corp. *	COMSV	3,040	80,986
Edwards (A.G.), Inc.	DIVFS	3,040	105,245
Edwards Lifesciences Corp. *	HEALP	2,280	76,380
Emmis Communications Corp. *	MEDIA	2,280	41,177
Energizer Holdings, Inc. *	ELECE	3,040	140,145
Energy East Corp.	ELECT	5,700	143,526
Ensco International, Inc.	OILGA	6,080	198,634
Entercom Communications Corp. *	MEDIA	1,900	62,054
Equitable Resources, Inc.	PIPEL	2,280	123,827
Everest Re Group, Ltd.	INSUR	2,280	169,472
Expeditors International of Washington, Inc.	TRANS	4,180	216,105
Fair, Isaac & Co., Inc.	SOFTW	2,660	77,672
Fairchild Semiconductor International, Inc. *	SEMIC	4,560	64,615
Fastenal Co.	DISTW	3,040	175,104
Federal Signal Corp.	MISMA	1,900	35,302
Ferro Corp.	CHEME	1,520	33,151
Fidelity National Financial, Inc.	INSUR	6,840	260,603
First American Financial Corp.	INSUR	3,420	105,439
First Health Group Corp. *	COMSV	3,420	55,028
FirstMerit Corp.	BANKS	3,420	89,963
Flowserve Corp. *	MACDV	2,280	55,130
FMC Corp. *	CHEME	1,520	73,826
FMC Technologies, Inc. *	OILGS	2,660	88,844
Foot Locker, Inc.	RETAL	6,080	144,096
Forest Oil Corp. *	OILGA	2,280	68,674
Furniture Brands International, Inc.	HOMEF	2,280	57,182
Gartner Group, Inc. *	COMSV	4,180	48,864
GATX Corp.	TRKLE	1,900	50,654
Gentex Corp.	ELETR	3,040	106,795
Glatfelter (P.H.) Co.	FORPP	1,520	18,833
Graco, Inc.	MACDV	2,660	89,093
Granite Construction, Inc.	ENGCO	1,520	36,328
Grant Prideco, Inc. *	OILGS	4,940	101,221
Great Plains Energy, Inc.	ELECT	3,040	88,616
Greater Bay Bancorp	BANKS	1,900	54,625
GreenPoint Financial Corp.	SAVLO	5,320	246,901
GTECH Holdings Corp.	ENTER	4,560	115,459
Hanover Compressor Co. *	OILGS	3,040	40,888
Harman International Industries, Inc.	HOMEF	2,660	286,615
Harris Corp.	TELEC	2,660	146,140
Harsco Corp.	MISMA	1,520	68,248
Harte-Hanks, Inc.	ADVER	3,420	85,534
Hawaiian Electric Industries, Inc.	ELECT	3,040	80,682
HCC Insurance Holdings, Inc.	INSUR	2,660	80,199
Health Net, Inc. *	HEALS	4,180	103,330
Helmerich & Payne, Inc.	OILGA	1,900	54,511

See accompanying notes to the financial statements.

Henry Schein, Inc. *	HEALP	1,520	94,711
Herman Miller, Inc.	OFFFU	2,660	65,569
Hibernia Corp.	BANKS	6,080	160,573
Highwoods Properties, Inc.REIT	REITS	2,280	56,111
Hillenbrand Industries, Inc.	HEALP	2,280	115,208
HNI Corp.	OFFFU	2,280	90,242
Horace Mann Educators Corp.	INSUR	1,520	26,722
Hormel Foods Corp.	FOOD	5,320	142,470
Hospitality Properties TrustREIT	REITS	2,660	113,023
Hovnanian Enterprises - Class A *	HOMEB	2,280	91,428
Hubbell, Inc. - Class B	ELECE	2,280	102,212
IDACORP, Inc.	ELECT	1,520	44,171
Imation Corp.	COMPU	1,520	54,097
IMC Global, Inc. *	CHEME	4,560	79,298
INAMED Corp. *	HEALP	1,520	72,458
Independence Community Bank Corp.	SAVLO	3,420	133,551
IndyMac Bancorp, Inc.	DIVFS	2,280	82,536
Integrated Circuit Systems, Inc. *	SEMIC	2,660	57,190
Integrated Device Technology, Inc. *	SEMIC	4,180	39,835
International Rectifier Corp. *	SEMIC	2,660	91,238
International Speedway Corp.	ENTER	1,900	94,810
Intersil Corp. - Class A	SEMIC	5,700	90,801
Investors Financial Services Corp.	BANKS	2,660	120,046
Invitrogen Corp. *	BIOTE	2,280	125,377
ITT Educational Services, Inc. *	COMSV	1,900	68,495
IVAX Corp. *	PHARM	9,880	189,202
J.B. Hunt Transport Services, Inc.	TRANS	3,040	112,906
Jack Henry & Associates, Inc.	COMPU	3,420	64,193
Jacobs Engineering Group, Inc. *	ENGCO	2,280	87,301
Jefferies Group, Inc.	DIVFS	2,280	78,592
JetBlue Airways Corp. *	AIRLI	4,180	87,446
JM Smucker Co.	FOOD	2,280	101,255
Keane, Inc. *	SOFTW	2,280	35,021
Kelly Services, Inc. - Class A	COMSV	1,520	40,599
KEMET Corp. *	ELETR	3,420	27,668
Kennametal, Inc.	HANMT	1,520	68,628
Korn/Ferry International *	COMSV	1,520	27,710
Krispy Kreme Doughnuts, Inc. *	RETAL	2,280	28,865
L-3 Communications Holdings, Inc.	AEROD	4,180	280,060
LaBranche & Co., Inc. *	DIVFS	2,280	19,266
Lam Research Corp. *	SEMIC	5,320	116,402
Lancaster Colony Corp.	MISMA	1,520	64,091
Lattice Semiconductor Corp. *	SEMIC	4,560	22,390
Laureate Education, Inc. *	COMSV	1,900	70,718
Lear Corp.	AUTPE	2,660	144,837
Lee Enterprises, Inc.	MEDIA	1,900	88,046
Legg Mason, Inc.	DIVFS	3,972	211,588
Lennar Corp. - Class B	HOMEB	6,080	289,408
Leucadia National Corp.	COMSV	2,660	150,688
Liberty Property Corp.REIT	REITS	3,420	136,253
LifePoint Hospitals, Inc. *	HEALS	1,520	45,615
Lincare Holdings, Inc. *	HEALS	3,800	112,898
Longview Fibre Co.	FORPP	1,900	28,975
LTX Corp. *	SEMIC	2,280	12,335
Lubrizol Corp.	CHEME	1,900	65,740
Lyondell Chemical Co.	CHEME	6,840	153,627
Mack-Cali Realty Corp.REIT	REITS	2,280	101,004
Macromedia, Inc. *	INTER	2,660	53,413

See accompanying notes to the financial statements.

Macrovision Corp. *	ENTER	1,900	45,752
Manadalay Resort Group	LODGE	2,660	182,609
Manpower, Inc.	COMSV	3,420	152,155
Martin Marietta Materials	BUILD	1,900	86,013
McAfee, Inc. *	INTER	6,080	122,208
McDATA Corp. - Class A *	COMPU	4,560	22,937
MDU Resources Group, Inc.	ELECT	4,560	120,065
Media General, Inc. - Class A	MEDIA	760	42,522
Mentor Graphics Corp. *	COMPU	2,660	29,167
Mercantile Bankshares Corp.	BANKS	3,040	145,798
Michaels Stores, Inc.	RETAL	2,660	157,499
Micrel, Inc. *	SEMIC	3,420	35,602
Microchip Technology, Inc.	SEMIC	7,980	214,183
Millennium Pharmaceuticals, Inc. *	BIOTE	11,780	161,504
Minerals Technologies, Inc.	CHEME	760	44,734
Modine Manufacturing Co.	AUTPE	1,520	45,767
Mohawk Industries, Inc. *	TEXTI	2,660	211,177
Moneygram International, Inc.	COMSV	3,420	58,414
MPS Group, Inc. *	COMSV	4,180	35,154
Murphy Oil Corp.	OILGA	3,420	296,753
National Commerce Financial Corp.	BANKS	7,980	272,995
National Fuel Gas Co.	PIPEL	3,040	86,123
National Instruments Corp.	COMPU	3,040	92,021
National-Oilwell, Inc. *	OILGS	3,420	112,381
Neiman Marcus Group, Inc. - Class A	RETAL	1,900	109,250
New Plan Excel Realty Trust, Inc.REIT	REITS	3,800	95,000
New York Community Bancorp	SAVLO	10,260	210,740
Newfield Exploration Co. *	OILGA	2,280	139,627
Newport Corp. *	TELEC	1,520	17,434
Noble Energy, Inc.	OILGA	2,280	132,787
Nordson Corp.	MACDV	1,520	52,182
Northeast Utilities System	ELECT	4,940	95,787
NSTAR	ELECT	1,900	93,290
O’Reilly Automotive, Inc. *	RETAL	2,280	87,301
OGE Energy Corp.	ELECT	3,420	86,287
Ohio Casualty Corp. *	INSUR	2,280	47,720
Old Republic International Corp.	INSUR	7,220	180,717
Olin Corp.	CHEME	2,660	53,200
Omnicare, Inc.	PHARM	4,180	118,545
ONEOK, Inc.	GAS	4,180	108,764
Outback Steakhouse, Inc.	RETAL	3,040	126,251
Pacific Sunwear of California, Inc. *	RETAL	3,040	63,992
PacifiCare Health Systems, Inc. *	HEALS	3,420	125,514
Packaging Corp. of America	PACCO	4,180	102,285
Par Pharmaceutical Cos., Inc. *	PHARM	1,140	40,960
Patterson Dental Co. *	HEALP	2,660	203,651
Patterson-UTI Energy, Inc.	OILGA	6,460	123,192
Payless ShoeSource, Inc. *	RETAL	2,660	26,946
Peabody Energy Corp.	COAL	2,660	158,270
Pentair, Inc.	MISMA	3,800	132,657
Pepco Holdings, Inc.	ELECT	7,220	143,678
PepsiAmericas, Inc.	BEVER	5,320	101,612
Perrigo Co.	PHARM	2,660	54,663
Petsmart, Inc.	RETAL	5,700	161,823
Pier 1 Imports, Inc.	RETAL	3,420	61,834
Pioneer Natural Resources Co.	OILGA	4,560	157,229
Plains Exploration & Production Co. *	OILGA	3,040	72,534
Plantronics, Inc.	TELEC	1,900	82,156

See accompanying notes to the financial statements.

Plexus Corp. *	ELETR	1,520	16,781
PMI Group, Inc.	INSUR	3,800	154,204
PNM Resources, Inc.	ELECT	2,280	51,323
Pogo Producing Co.	OILGA	2,660	126,217
Polycom, Inc. *	TELEC	3,800	75,316
Potlatch Corp.	FORPP	1,140	53,363
Powerwave Technologies, Inc. *	TELEC	4,180	25,749
Precision Castparts Corp.	METFH	2,660	159,733
Pride International, Inc. *	OILGA	5,320	105,283
Protective Life Corp.	INSUR	2,660	104,565
Protein Design Labs, Inc. *	BIOTE	3,800	74,404
Puget Energy, Inc.	ELECT	3,800	86,260
Quanta Services, Inc. *	COMSV	4,560	27,588
Quantum Corp. *	COMPU	7,220	16,678
Questar Corp.	PIPEL	3,420	156,704
Radian Group, Inc.	INSUR	3,800	175,674
Raymond James Financial Corp.	DIVFS	3,040	73,325
Rayonier, Inc.	FORPP	1,900	85,956
Reader’s Digest Association, Inc.	MEDIA	3,800	55,442
Regis Corp.	RETAL	1,900	76,418
Renal Care Group, Inc. *	HEALS	2,660	85,732
Republic Services, Inc.	ENVIR	6,080	180,941
Retek, Inc. *	SOFTW	2,280	10,397
Reynolds & Reynolds Co.	COMPU	2,660	65,622
RF Micro Devices, Inc. *	TELEC	7,220	45,775
Rollins, Inc.	COMSV	1,900	46,151
Ross Stores, Inc.	RETAL	5,700	133,608
RPM, Inc.	CHEME	4,560	80,484
RSA Security, Inc. *	INTER	2,660	51,338
Ruby Tuesday, Inc.	RETAL	2,660	74,134
Ruddick Corp.	FOOD	1,900	37,316
Ryland Group, Inc.	HOMEB	760	70,422
Saks, Inc.	RETAL	5,700	68,685
Sandisk Corp. *	COMPU	6,460	188,116
SCANA Corp.	ELECT	4,180	156,081
Scholastic Corp. *	MEDIA	1,520	46,953
SEI Investments Co.	SOFTW	4,180	140,782
Semtech Corp. *	SEMIC	3,040	58,277
Sensient Technologies Corp.	CHEME	1,900	41,116
Sepracor, Inc. *	PHARM	3,420	166,828
Sequa Corp. - Class A *	AEROD	380	19,840
Sierra Pacific Resources *	ELECT	4,560	40,812
Silicon Laboratories, Inc. *	SEMIC	1,900	62,871
Silicon Valley Bancshares *	BANKS	1,520	56,498
Six Flags, Inc. *	ENTER	3,800	20,672
Smith International, Inc. *	OILGS	4,180	253,851
Smithfield Foods, Inc. *	FOOD	4,180	104,500
Sonoco Products Co.	PACCO	3,800	100,472
Sotheby’s Holdings, Inc. - Class A *	COMSV	2,280	35,842
SPX Corp.	MISMA	3,040	107,616
StanCorp Financial Group, Inc.	INSUR	1,140	81,168
Stericycle, Inc. *	ENVIR	1,900	87,210
STERIS Corp. *	HEALP	2,660	58,360
Storage Technology Corp. *	COMPU	4,180	105,587
Superior Industries International, Inc.	AUTPE	1,140	34,143
Swift Transportation Co., Inc. *	TRANS	3,040	51,133
Sybase, Inc. *	SOFTW	3,800	52,402
Synopsys, Inc. *	COMPU	6,080	96,246

See accompanying notes to the financial statements.

TCF Financial Corp.	BANKS	5,320	161,143
Tech Data Corp. *	DISTW	2,280	87,894
Tecumseh Products Co.	MACDV	760	31,821
Teleflex, Inc.	MISMA	1,520	64,600
Telephone & Data Systems, Inc.	TELEC	2,280	191,908
The Scotts Co. - Class A *	HOUPW	1,140	73,131
Thomas & Betts Corp.	ELETR	2,280	61,150
Thor Industries, Inc.	HOMEB	2,280	60,352
Tidewater, Inc.	OILGS	2,280	74,214
Timberland Co. - Class A *	APPAR	1,520	86,336
Titan Corp. *	AEROD	3,420	47,777
Toll Brothers, Inc. *	HOMEB	3,040	140,843
Tootsie Roll Industries, Inc.	FOOD	1,900	55,518
Transaction Systems Architect, Inc. *	SOFTW	1,520	28,249
Triad Hospitals, Inc. *	HEALS	3,040	104,698
Trinity Industries, Inc.	MISMA	1,900	59,223
TriQuint Semiconductor, Inc. *	SEMIC	5,320	20,748
Tupperware Corp.	HOUPW	2,280	38,714
Tyson Foods, Inc. - Class A	FOOD	13,680	219,153
United Dominion Realty Trust, Inc.REIT	REITS	4,940	97,960
United Rentals, Inc. *	COMSV	3,040	48,306
Unitrin, Inc.	INSUR	2,660	110,576
Universal Corp.	AGRIC	1,140	50,890
Universal Health Services, Inc. - Class B	HEALS	2,280	99,180
UTStarcom, Inc. *	TELEC	4,560	73,462
Valassis Communications, Inc. *	COMSV	1,900	56,202
Valeant Pharmaceuticals International	PHARM	3,420	82,490
Valspar Corp.	CHEME	1,900	88,692
Varco International, Inc. *	OILGS	3,800	101,916
Varian Medical Systems, Inc. *	HEALP	5,320	183,912
Varian, Inc. *	ELETR	1,520	57,562
Vectren Corp.	GAS	3,040	76,547
Vertex Pharmaceuticals, Inc. *	BIOTE	3,040	31,920
Vishay Intertechnology, Inc. *	ELETR	6,460	83,334
VISX, Inc. *	HEALP	1,900	39,140
W.R. Berkley Corp.	INSUR	3,420	144,187
Waddell & Reed Financial, Inc.	DIVFS	3,040	66,880
Washington Federal, Inc.	SAVLO	3,040	76,456
Washington Post Co. - Class B	MEDIA	380	349,600
Weatherford International, Ltd. *	OILGS	5,320	271,427
Webster Financial Corp.	BANKS	1,900	93,841
Werner Enterprises, Inc.	TRANS	3,040	58,702
Westamerica Bancorporation	BANKS	1,140	62,575
Westar Energy, Inc.	ELECT	3,420	69,084
Western Gas Resources, Inc.	PIPEL	3,040	86,914
Westwood One, Inc. *	MEDIA	3,800	75,126
WGL Holdings, Inc.	GAS	1,900	53,694
Whole Foods Market, Inc.	FOOD	2,280	195,601
Williams Sonoma, Inc. *	RETAL	4,560	171,228
Wilmington Trust Corp.	BANKS	2,660	96,319
Wind River Systems, Inc. *	SOFTW	3,040	37,088
Wisconsin Energy Corp.	ELECT	4,560	145,464
WPS Resources Corp.	ELECT	1,520	68,385
XTO Energy, Inc.	OILGA	10,260	333,245
York International Corp.	BUILD	1,520	48,017
Zebra Technologies Corp. *	MACDV	2,660	162,287

TOTAL COMMON STOCKS (Cost $31,126,714)			37,775,321

See accompanying notes to the financial statements.

	Principal Amount
Repurchase Agreements (23.5%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $12,230,493 (Collateralized by $12,530,000 Federal National Mortgage Association, 1.86%, 12/22/04, market value $12,476,224)	$12,230,000	12,230,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,230,000)		12,230,000

TOTAL INVESTMENT SECURITIES (Cost $43,356,714) - 95.4%		49,985,321
Net other assets (liabilities) – 4.6%		2,406,257

NET ASSETS – 100.0%		$52,391,578

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring December 2004 (Underlying face amount at value ($44,809,250)	151	$550,546

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/28/05 (Underlying notional amount at value $21,914,840)	36,943	$388,562

*	Non-Income producing security

REIT	Real Estate Investment Trust

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.2%
AEROD	Aerospace/Defense	0.8%
AGRIC	Agriculture	0.1%
AIRLI	Airlines	0.3%
APPAR	Apparel	0.2%
AUTPE	Auto Parts & Equipment	0.8%
BANKS	Banks	4.2%
BEVER	Beverages	0.5%
BIOTE	Biotechnology	0.9%
BUILD	Building Materials	0.3%
CHEME	Chemicals	2.1%
COAL	Coal	0.5%
COMPU	Computers	2.7%
COMSV	Commercial Services	3.1%
DISTW	Distribution/Wholesale	0.9%
DIVFS	Diversified Financial Services	1.7%
ELECE	Electrical Components & Equipment	0.6%
ELECT	Electric	3.5%
ELETR	Electronics	1.0%
ENGCO	Engineering & Construction	0.3%
ENTER	Entertainment	0.5%
ENVIR	Environmental Control	0.5%
FOOD	Food	2.0%
FORPP	Forest Products & Paper	0.5%
GAS	Gas	0.6%
HANMT	Hand/Machine Tools	0.1%
HEALP	Healthcare-Products	2.4%
HEALS	Healthcare-Services	2.1%

See accompanying notes to the financial statements.

HOMEB	Home Builders	1.8%
HOMEF	Home Furnishings	0.7%
HOUPW	Household Products/Wares	0.6%
INSUR	Insurance	4.0%
INTER	Internet	0.7%
LEISU	Leisure Time	0.1%
LODGE	Lodging	0.9%
MACDV	Machinery-Diversified	0.9%
MEDIA	Media	1.7%
METFH	Metal Fabricate/Hardware	0.3%
MISMA	Miscellaneous Manufacturing	1.5%
OFFFU	Office Furnishings	0.3%
OILGA	Oil & Gas	3.5%
OILGS	Oil & Gas Services	2.2%
PACCO	Packaging & Containers	0.4%
PHARM	Pharmaceuticals	1.8%
PIPEL	Pipelines	0.9%
REITS	Real Estate Investment Trust	1.4%
RETAL	Retail	5.6%
SAVLO	Savings & Loans	1.5%
SEMIC	Semiconductors	2.1%
SOFTW	Software	1.7%
TELEC	Telecommunications	1.8%
TEXTI	Textiles	0.4%
TRANS	Transportation	1.4%
TRKLE	Trucking & Leasing	0.1%
WATER	Water	0.2%
	Other**	28.1%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (69.4%)
21st Century Insurance Group	INSUR	4,422	$59,034
99 Cents Only Stores *	RETAL	10,050	143,012
A.C. Moore Arts & Crafts, Inc. *	RETAL	2,814	69,590
AAR Corp. *	AEROD	6,834	85,083
Aaron Rents, Inc.	COMSV	7,236	157,455
Abaxis, Inc. *	HEALP	3,618	47,070
Abgenix, Inc. *	PHARM	16,884	166,476
ABM Industries, Inc.	COMSV	7,638	153,906
Acadia Realty TrustREIT	REITS	5,226	77,084
Actuant Corp. *	MISMA	4,422	182,231
Acuity Brands, Inc.	MISMA	5,628	133,778
Adaptec, Inc. *	TELEC	21,708	164,981
Advanced Digital Information Corp. *	COMPU	13,266	115,414
Advisory Board Co. *	COMSV	3,618	121,565
ADVO, Inc.	ADVER	5,628	174,130
Aeropostale, Inc. *	RETAL	258	6,760
Affordable Residential CommunitiesREIT	REITS	5,226	76,300
Agile Software Corp. *	INTER	10,854	86,072
AirTran Holdings, Inc. *	AIRLI	9,246	92,090
AK Steel Holding Corp. *	IRONS	22,512	183,698
Alabama National BanCorp	BANKS	2,412	144,406
Alamosa Holdings, Inc. *	TELEC	13,266	101,352
Albany International Corp. - Class A	MACDV	5,226	155,787
Albany Molecular Research, Inc. *	COMSV	4,824	46,310
Albemarle Corp.	CHEME	3,618	126,956
Alfa Corp.	INSUR	6,834	95,403
Alkermes, Inc. *	PHARM	15,678	180,924
Allegheny Technologies, Inc.	IRONS	11,256	205,421
Alliance Gaming Corp. *	ENTER	10,452	157,407
Alpharma, Inc.	PHARM	4,422	80,878
Altiris, Inc. *	SOFTW	4,422	139,956
AMC Entertainment, Inc. *	ENTER	6,432	123,108
AMCOL International Corp.	MINIG	4,422	84,549
American Medical Security Group, Inc. *	HEALS	2,412	77,160
American Medical Systems Holdings, Inc. *	HEALP	5,226	189,547
American States Water Co.	WATER	3,216	80,078
American Woodmark Corp.	HOMEF	2,412	89,304
AMERIGROUP Corp. *	HEALS	1,608	90,450
Amis Holdings, Inc. *	SEMIC	6,432	86,961
Amli Residential Properties TrustREIT	REITS	5,226	159,654
AmSurg Corp. *	HEALS	6,030	127,715
Anaren Microwave, Inc. *	TELEC	4,422	59,520
Anchor BanCorp Wisconsin, Inc.	SAVLO	4,020	104,118
Anixter International, Inc.	TELEC	5,226	183,381
ANSYS, Inc. *	SOFTW	3,216	159,932
Anteon International Corp. *	COMPU	4,824	176,800
Anthracite Capital, Inc.REIT	REITS	9,246	102,816
Apogee Enterprises, Inc.	BUILD	5,628	72,770
Apollo Investment Corp.	INVCO	12,864	182,026
Applera Corp. - Celera Genomics Group *	BIOTE	14,874	173,877
Applied Industrial Technologies, Inc.	MACDV	3,618	129,307
Apria Heathcare Group, Inc. *	HEALS	4,824	131,454

See accompanying notes to the financial statements.

AptarGroup, Inc.	MISMA	4,824	212,111
aQuantive, Inc. *	INTER	9,648	93,103
Aquila, Inc. *	ELECT	40,200	125,424
Arbitron, Inc. *	COMSV	3,216	117,738
Arch Chemicals, Inc.	CHEME	4,422	126,248
Arch Wireless, Inc. - Class A *	TELEC	3,618	103,945
Arctic Cat, Inc.	LEISU	2,814	73,023
Argonaut Group, Inc. *	INSUR	4,824	90,064
Ariad Pharmaceuticals, Inc. *	BIOTE	10,854	72,613
Ariba, Inc. *	INTER	9,246	86,358
Arkansas Best Corp.	TRANS	4,422	161,934
Armor Holdings, Inc. *	AEROD	4,824	200,727
Artisan Components, Inc. *	SEMIC	4,824	140,427
Ascential Software Corp. *	SOFTW	12,060	162,448
Atherogenics, Inc. *	PHARM	7,638	251,672
Avanex Corp. *	TELEC	16,482	33,623
Aviall, Inc. *	DISTW	4,824	98,410
Avista Corp.	ELECT	6,432	116,419
Axcelis Technologies, Inc. *	SEMIC	19,698	163,099
Aztar Corp. *	LODGE	3,216	85,224
Baldor Electric Co.	HANMT	6,030	142,670
BancorpSouth, Inc.	BANKS	12,462	286,501
Bandag, Inc.	AUTPE	2,010	88,038
BankAtlantic Bancorp, Inc. - Class A	SAVLO	4,824	88,376
Banner Corp.	BANKS	2,010	59,094
Banta Corp.	COMSV	2,814	111,857
BE Aerospace, Inc. *	AEROD	7,638	69,506
Bel Fuse, Inc. - Class B	ELETR	2,412	79,789
Benchmark Electronics, Inc. *	ELETR	7,638	227,613
Berry Petroleum Co. - Class A	OILGA	3,618	132,889
Beverly Enterprises, Inc. *	HEALS	22,110	167,373
BioMarin Pharmaceutical, Inc. *	PHARM	13,266	68,851
Black Box Corp.	TELEC	3,216	118,831
Black Hills Corp.	ELECT	3,618	100,508
Blue Coat Systems, Inc. *	INTER	2,010	28,944
Blyth, Inc.	HOUPW	4,020	124,218
Boca Resorts, Inc. - Class A *	LODGE	4,422	82,117
Bone Care International, Inc. *	PHARM	3,216	78,149
Boston Private Financial Holdings, Inc.	BANKS	5,628	140,475
Bowne & Co., Inc.	COMSV	7,236	93,996
Boyd Gaming Corp.	LODGE	2,814	79,214
Brady Corp. - Class A	ELETR	3,618	176,450
Brandywine Realty TrustREIT	REITS	4,824	137,388
Bright Horizons Family Solutions, Inc. *	COMSV	2,814	152,772
Brocade Communications Systems, Inc. *	COMPU	52,662	297,539
Brooks Automation, Inc. *	SEMIC	8,442	119,454
Brown Shoe Company, Inc.	RETAL	3,618	90,667
Brush Engineered Materials, Inc. *	MINIG	3,618	74,929
Buckeye Technologies, Inc. *	FORPP	6,030	67,235
Burlington Coat Factory Wharehouse Corp.	RETAL	3,618	76,810
C&D Technologies, Inc.	ELECE	4,422	84,106
C-COR.net Corp. *	TELEC	8,844	74,732
Cabot Microelectronics Corp. *	CHEME	4,422	160,298
California Pizza Kitchen, Inc. *	RETAL	4,020	87,837
California Water Service Group	WATER	3,216	94,454
Callaway Golf Co.	LEISU	12,462	131,723
Calpine Corp. *	ELECT	85,626	248,315
Cambrex Corp.	BIOTE	4,824	105,887
Capital City Bank Group, Inc.	BANKS	2,010	77,807
Caraustar Industries, Inc. *	FORPP	6,030	101,123
Carpenter Technology Corp.	IRONS	4,020	191,915
Cascade Bancorp	BANKS	3,618	70,189

See accompanying notes to the financial statements.

Cascade Corp.	MACDV	2,010	55,798
Casella Waste Systems, Inc. *	ENVIR	4,020	47,597
Casey’s General Stores, Inc.	RETAL	10,452	194,303
Cash America International, Inc.	RETAL	6,030	147,494
Catalina Marketing Corp.	ADVER	9,648	222,676
Cathay Bancorp, Inc. *	BANKS	8,844	328,907
Cato Corp. - Class A	RETAL	4,020	89,445
Cell Therapeutics, Inc. *	PHARM	10,452	71,701
Centene Corp. *	HEALS	4,020	171,172
Central Pacific Financial Corp.	BANKS	4,337	119,348
Central Parking Corp.	COMSV	3,618	47,830
Century Aluminum Co. *	MINIG	3,618	100,327
CH Energy Group, Inc.	ELECT	3,216	147,293
Champion Enterprises, Inc. *	HOMEB	12,864	132,371
Charles River Associates, Inc. *	COMSV	2,010	76,963
Charming Shoppes, Inc. *	RETAL	23,718	168,872
Charter Communications, Inc. - Class A *	MEDIA	55,476	147,566
Charter Mun. Mortgage Acceptance Co.	DIVFS	7,236	159,120
Chattem, Inc. *	COSPC	3,618	116,681
Checkpoint Systems, Inc. *	ELETR	6,834	106,405
Chemical Financial Corp.	BANKS	4,824	176,172
Cheniere Energy, Inc. *	OILGA	4,020	79,435
Chesapeake Corp.	PACCO	4,020	96,560
Chiquita Brands International, Inc. *	FOOD	7,236	125,979
Chittenden Corp.	BANKS	5,437	148,158
Chordiant Software, Inc. *	INTER	14,874	43,283
Christopher & Banks Corp.	RETAL	6,834	109,412
Churchill Downs, Inc.	ENTER	1,608	62,953
Ciber, Inc. *	COMPU	10,452	78,599
Cimarex Energy Co. *	OILGA	7,638	266,872
Cincinnati Bell, Inc. *	TELEC	50,652	176,775
Circor International, Inc.	METFH	3,216	62,712
Citizens Banking Corp.	BANKS	8,844	288,049
City Holding Co.	BANKS	3,618	118,996
CKE Restaurants, Inc. *	RETAL	10,854	119,937
Clarcor, Inc.	MISMA	2,814	134,143
CLECO Corp.	ELECT	9,246	159,401
CMGI, Inc. *	INTER	77,586	93,879
CMS Energy Corp. *	ELECT	27,336	260,240
CNET Networks, Inc. *	INTER	22,914	209,663
Coeur d’Alene Mines Corp. *	MINIG	44,220	209,603
Cognex Corp.	MACDV	8,040	210,648
Coherent, Inc. *	ELETR	6,030	156,418
Cohu, Inc.	SEMIC	4,422	65,357
Cole National Corp. *	RETAL	2,814	77,976
Commerce Group, Inc.	INSUR	4,422	214,025
Commercial Federal Corp.	SAVLO	5,628	151,843
Commercial Metals Co.	METFH	5,226	207,577
Commercial NET Lease RealtyREIT	REITS	9,648	175,787
Commscope, Inc. *	TELEC	4,422	95,515
Community Bank System, Inc.	BANKS	5,226	131,329
Community Banks, Inc.	BANKS	2,010	58,270
Community Trust Bancorp, Inc.	BANKS	2,412	74,965
Compass Minerals International, Inc.	MINIG	3,216	71,395
CompuCredit Corp. *	DIVFS	4,020	74,852
Comstock Resources, Inc. *	OILGA	4,824	100,918
Conceptus, Inc. *	HEALP	5,226	48,445
Concur Technologies, Inc. *	SOFTW	5,226	54,821
CONMED Corp. *	HEALP	6,030	158,589
Consolidated Graphics, Inc. *	COMSV	2,412	101,063
Contenital Airlines, Inc. - Class B *	AIRLI	11,256	95,901
Cooper Tire & Rubber Co.	AUTPE	9,648	194,600

See accompanying notes to the financial statements.

Cornerstone Realty Income Trust, Inc.REIT	REITS	10,452	102,012
Corporate Office Properties TrustREIT	REITS	6,030	154,489
Correctional Properties TrustREIT	REITS	2,412	65,848
Corrections Corp. of America *	COMSV	6,432	227,435
Corus Bankshares, Inc.	BANKS	3,216	138,706
Corvis Corp. *	TELEC	80,400	64,320
CoStar Group, Inc. *	COMSV	3,216	158,195
Cousins Properties, Inc.REIT	REITS	4,824	165,511
Cray, Inc. *	COMPU	17,688	62,439
Credence Systems Corp. *	SEMIC	16,884	121,565
Crompton Corp.	CHEME	23,718	225,084
Cross Country Healthcare, Inc. *	COMSV	4,824	74,772
Crown Holdings, Inc. *	PACCO	22,110	227,954
CSK Auto Corp. *	RETAL	8,442	112,447
Cti Molecular Imaging, Inc. *	HEALP	6,432	51,906
Cubic Corp.	ELETR	3,216	73,646
Cubist Pharmaceuticals, Inc. *	PHARM	8,442	83,407
Cuno, Inc. *	MISMA	3,618	208,940
Curtiss-Wright Corp.	AEROD	4,020	230,065
CV Therapeutics, Inc. *	PHARM	6,432	80,400
CVB Financial Corp.	BANKS	7,638	169,716
Datascope Corp.	HEALP	2,412	89,968
Decode Genetics, Inc. *	BIOTE	10,050	75,677
Delphi Financial Group, Inc. - Class A	INSUR	2,010	80,742
Delta Air Lines, Inc. *	AIRLI	22,110	72,742
Deltic Timber Corp.	FORPP	2,010	79,978
Denbury Resources, Inc. *	OILGA	5,628	142,951
Dendrite International, Inc. *	SOFTW	7,638	123,125
DHB Industries, Inc. *	APPAR	4,020	57,084
Diagnostic Products Corp.	HEALP	4,020	164,297
Dick’s Sporting Goods, Inc. *	RETAL	6,030	214,789
Digital River, Inc. *	INTER	6,030	179,573
Digital Theater Systems, Inc. *	HOMEF	3,618	66,029
Digitas, Inc. *	INTER	11,256	87,009
Dime Community Bancshares, Inc.	SAVLO	6,432	108,058
Dionex Corp. *	ELETR	4,020	219,895
Direct General Corp.	INSUR	3,216	93,007
Discovery Laboratories, Inc. *	PHARM	9,648	64,642
Ditech Communications Corp. *	TELEC	6,030	135,012
DJ Orthopedics, Inc. *	HEALP	3,618	63,858
Dobson Communications Corp. *	TELEC	22,512	29,941
Dollar Thrifty Automotive Group, Inc. *	COMSV	4,422	107,587
Downey Financial Corp.	SAVLO	2,814	154,657
Drew Industries, Inc. *	BUILD	1,608	57,647
DRS Technologies, Inc. *	AEROD	3,216	120,407
Dyax Corp. *	PHARM	5,226	39,927
Dycom Industries, Inc. *	ENGCO	6,432	182,605
Eagle Materials - Class A	BUILD	3,216	229,301
EarthLink, Inc. *	INTER	27,738	285,702
Eastgroup Properties, Inc.REIT	REITS	3,618	120,118
Eclipsys Corp. *	SOFTW	7,638	119,153
EDO Corp.	AEROD	3,216	89,244
eFunds Corp. *	SOFTW	9,246	171,882
El Paso Electric Co. *	ELECT	9,246	148,583
Electro Scientific Industries, Inc. *	ELETR	5,628	97,646
ElkCorp.	BUILD	4,020	111,595
Emmis Communications Corp. *	MEDIA	8,844	159,723
Empire District Electric Co.	ELECT	4,824	99,133
Emulex Corp. *	SEMIC	14,472	166,717
Encore Acquisition Co. *	OILGA	4,422	152,559
Encysive Pharmaceuticals, Inc. *	BIOTE	10,854	98,012
EnPro Industries, Inc. *	MISMA	4,422	106,747

See accompanying notes to the financial statements.

Enterasys Networks, Inc. *	TELEC	43,416	69,466
Entertainment Properties TrustREIT	REITS	4,020	151,956
Entravision Communications Corp. *	MEDIA	10,050	76,481
Entrust Technologies, Inc. *	INTER	13,266	33,563
Enzo Biochem, Inc. *	BIOTE	4,824	72,360
Epicor Software Corp. *	SOFTW	8,040	96,721
Equity Inns, Inc.REIT	REITS	9,246	91,350
Equity One, Inc.REIT	REITS	6,030	118,309
eResearch Technology, Inc. *	INTER	6,432	85,739
ESCO Technologies, Inc. *	MISMA	2,814	190,677
ESS Technology, Inc. *	SEMIC	6,834	46,813
Essex Property Trust, Inc.REIT	REITS	2,010	144,419
Esterline Technologies Corp. *	AEROD	4,422	135,269
Ethan Allen Interiors, Inc.	HOMEF	2,010	69,848
Excel Technology, Inc. *	ELETR	2,412	62,278
Exelixis, Inc. *	BIOTE	12,864	103,684
Exide Technologies *	AUTPE	4,824	76,460
ExpressJet Holdings, Inc. *	AIRLI	7,638	76,456
F.N.B. Corp.	BANKS	5,628	124,548
FBL Financial Group, Inc. - Class A	INSUR	2,412	63,170
FelCor Lodging Trust, Inc.REIT *	REITS	10,050	113,666
Ferro Corp.	CHEME	5,628	122,747
Fidelity Bankshares, Inc.	SAVLO	2,814	104,653
Filenet Corp. *	SOFTW	7,236	126,341
Financial Federal Corp. *	DIVFS	2,814	105,469
Finisar Corp. *	TELEC	34,170	44,421
Finish Line, Inc. - Class A	RETAL	4,020	124,298
First BanCorp	BANKS	6,432	310,666
First Charter Corp.	BANKS	6,030	145,745
First Citizens BancShares, Inc. - Class A	BANKS	1,206	142,308
First Commonwealth Financial Corp.	BANKS	14,472	196,964
First Community Bancorp - Class A	BANKS	2,814	115,374
First Community Bancshares, Inc.	BANKS	2,010	66,029
First Federal Capital Corp.	SAVLO	4,020	121,565
First Financial Bancorp	BANKS	7,236	123,591
First Financial Bankshares, Inc.	BANKS	2,814	113,010
First Financial Corp.	BANKS	2,814	88,416
First Financial Holdings, Inc.	SAVLO	2,412	75,399
First Health Group Corp. *	COMSV	15,678	252,258
First Horizon Pharmaceutical Corp. *	PHARM	5,226	104,572
First Industrial Realty Trust, Inc.REIT	REITS	5,226	192,839
First Merchants Corp.	BANKS	4,020	99,097
First National Bancshares of Florida	BANKS	9,648	236,858
First Republic Bank	BANKS	2,814	129,444
FirstFed Financial Corp. *	SAVLO	2,814	137,548
Fisher Communications, Inc. *	MEDIA	1,206	57,888
Florida East Coast Industries, Inc.	TRANS	4,422	166,046
Flowers Foods, Inc.	FOOD	6,432	166,267
Flushing Financial Corp.	SAVLO	3,618	68,778
Forest Oil Corp. *	OILGA	5,226	157,407
Formfactor, Inc. *	SEMIC	5,628	109,014
Franklin Electric Co., Inc.	HANMT	3,216	127,354
Fred’s, Inc.	RETAL	8,040	144,398
Frontier Financial Corp. *	BANKS	3,216	113,525
FTI Consulting, Inc. *	COMSV	7,638	144,358
Fuller (H.B.) Co.	CHEME	5,226	143,192
Furniture Brands International, Inc.	HOMEF	4,020	100,822
G & K Services, Inc.	TEXTI	3,618	143,779
Gables Residential TrustREIT	REITS	2,010	68,642
Gardner Denver, Inc. *	MACDV	3,618	99,748
Gartner Group, Inc. *	COMSV	9,246	108,086
Gateway, Inc. *	COMPU	45,828	226,849

See accompanying notes to the financial statements.

GATX Corp.	TRKLE	4,422	117,891
Gaylord Entertainment Co. *	ENTER	4,824	149,544
GenCorp, Inc.	AEROD	7,236	98,048
General Cable Corp. *	ELECE	8,040	85,546
General Communication, Inc. - Class A *	TELEC	9,246	83,676
Genesee & Wyoming, Inc. - Class A *	TRANS	3,216	81,429
Genesis Healthcare Corp. *	HEALS	4,020	122,248
Gentiva Health Services, Inc. *	HEALS	5,226	85,550
Geron Corp. *	BIOTE	9,246	55,384
Getty Realty Corp.REIT	REITS	3,618	94,864
Gibraltar Steel Corp.	IRONS	3,216	116,291
Glacier Bancorp, Inc. *	BANKS	5,226	152,390
Glatfelter (P.H.) Co.	FORPP	6,030	74,712
Glimcher Realty TrustREIT	REITS	6,834	166,066
Global Industries, Ltd. *	OILGS	16,884	104,343
Global Power Equipment Group, Inc. *	MACDV	6,834	50,640
Golden Telecom, Inc.	TELEC	2,814	80,283
Goodyear Tire & Rubber Co. *	AUTPE	28,944	310,859
Granite Construction, Inc.	ENGCO	3,216	76,862
Graphic Packaging Corp. *	PACCO	13,668	88,569
Gray Television, Inc.	MEDIA	9,246	110,027
Greif Brothers Corp. - Class A	PACCO	2,814	118,610
Grey Wolf, Inc. *	OILGA	38,592	188,715
Group 1 Automotive, Inc. *	RETAL	3,216	87,732
Guitar Center, Inc. *	RETAL	4,422	191,473
Gymboree Corp. *	APPAR	6,432	92,621
Hancock Holding Co.	BANKS	5,628	178,914
Handelman Co.	DISTW	4,824	98,699
Hanover Compressor Co. *	OILGS	9,648	129,766
Harbor Florida Bancshares, Inc.	SAVLO	4,422	137,524
Harland (John H.) Co.	HOUPW	5,226	163,835
Harleysville National Corp.	BANKS	5,298	129,854
Harris Interactive, Inc. *	INTER	10,050	66,230
Harvest Natural Resources, Inc. *	OILGA	7,236	120,118
Haverty Furniture Companies, Inc.	RETAL	4,020	70,511
Hayes Lemmerz International, Inc. *	AUTPE	7,638	77,602
Healthcare Realty Trust, Inc.REIT	REITS	5,628	219,717
Heartland Express, Inc.	TRANS	9,648	178,006
Hecla Mining Co. *	MINIG	24,522	182,444
HEICO Corp.	AEROD	4,020	71,074
Helmerich & Payne, Inc.	OILGA	6,432	184,534
Hibbett Sporting Goods, Inc. *	RETAL	4,824	98,844
Highland Hospitality Corp.REIT	REITS	7,236	82,490
Highwoods Properties, Inc.REIT	REITS	10,050	247,330
Hollinger International, Inc.	MEDIA	9,246	159,863
Holly Corp.	OILGA	4,020	102,510
Hologic, Inc. *	HEALP	4,020	77,465
Home Properties Of New York, Inc.REIT	REITS	3,216	127,225
HomeStore, Inc. *	INTER	19,698	45,502
Hooper Holmes, Inc.	COMSV	11,658	52,228
Horace Mann Educators Corp.	INSUR	7,638	134,276
Hot Topic, Inc. *	RETAL	10,050	171,252
Hudson River Bancorp, Inc.	SAVLO	6,432	122,079
Human Genome Sciences, Inc. *	BIOTE	23,718	258,762
Hydril Co. *	OILGS	3,216	138,127
Hypercom Corp. *	TELEC	10,452	77,136
IBERIABANK Corp.	BANKS	1,206	69,610
Identix, Inc. *	ELETR	18,090	120,479
IDEX Corp.	MACDV	7,638	259,386
IDX Systems Corp. *	SOFTW	4,422	143,494
IHOP Corp.	RETAL	4,422	168,965
II-VI, Inc.	ELETR	2,412	84,444

See accompanying notes to the financial statements.

Imation Corp.	COMPU	6,432	228,915
IMC Global, Inc. *	CHEME	15,678	272,639
IMPAC Mortgage Holdings, Inc.REIT *	REITS	7,236	190,307
Impax Laboratories, Inc. *	PHARM	10,050	154,368
Incyte Genomics, Inc. *	BIOTE	12,462	120,009
Independent Bank Corp.	BANKS	3,216	99,407
Independent Bank Corp.	BANKS	3,618	97,686
Infinity Property & Casualty Corp.	INSUR	4,422	130,582
InFocus Corp. *	COMPU	8,040	73,646
Informatica Corp. *	SOFTW	17,688	103,475
infoUSA, Inc. *	SOFTW	6,432	57,309
InnKeepers U.S.A TrustREIT	REITS	6,834	85,015
Insight Communications Co., Inc. *	MEDIA	9,246	81,365
Insituform Technologies, Inc. - Class A *	ENGCO	5,628	105,075
Integra Bank Corp.	BANKS	3,216	69,787
Integrated Device Technology, Inc. *	SEMIC	12,060	114,932
Integrated Silicon Solution, Inc. *	SEMIC	7,236	52,606
Interactive Data Corp. *	COMSV	7,638	143,747
Interdigital Communications Corp. *	TELEC	10,854	177,137
Interface, Inc. *	OFFFU	9,246	74,153
Internet Capital Group, Inc. *	INTER	8,040	51,938
Internet Security Systems, Inc. *	INTER	7,638	129,846
Interstate Bakeries Corp.	FOOD	8,442	35,034
InterVoice-Brite, Inc. *	COMPU	7,236	77,932
Interwoven, Inc. *	INTER	8,442	61,120
Intrado, Inc. *	TELEC	3,618	36,578
Intuitive Surgical, Inc. *	HEALP	6,834	169,142
Invacare Corp.	HEALP	4,824	221,904
Inveresk Research Group, Inc. *	HEALS	6,030	222,446
Inverness Medical Innovation, Inc. *	HEALP	2,814	58,531
Investors Real Estate TrustREIT	REITS	8,442	84,504
Iomega Corp.	COMPU	10,452	48,602
Ionics, Inc. *	ENVIR	3,618	97,686
Ipass, Inc. *	INTER	9,246	55,384
Ipayment, Inc. *	COMSV	2,010	80,722
Irwin Financial Corp.	BANKS	3,618	93,417
ISIS Pharmaceuticals, Inc. *	PHARM	10,854	53,185
Jack in the Box, Inc. *	RETAL	3,618	114,799
Jacuzzi Brands, Inc *	MISMA	15,678	145,805
JAKKS Pacific, Inc. *	TOYGH	5,226	120,198
Jarden Corp. *	HOUPW	4,824	176,028
JLG Industries, Inc.	MECCM	8,040	135,072
Jo-Ann Stores, Inc. *	RETAL	4,020	112,721
Jones Lang LaSalle, Inc. *	REALE	5,628	185,781
Journal Register Co. *	MEDIA	8,040	151,956
Joy Global, Inc.	MECCM	10,050	345,519
K-V Pharmaceutical Co. *	PHARM	7,236	129,524
K2, Inc. *	LEISU	6,432	92,042
Kadant, Inc. *	MACDV	2,814	51,665
Kansas City Southern Industries, Inc. *	TRANS	8,040	121,967
Kaydon Corp.	METFH	5,226	150,352
KCS Energy, Inc. *	OILGA	10,050	139,796
Keane, Inc. *	SOFTW	9,246	142,019
Kellwood Co.	APPAR	4,020	146,529
Kelly Services, Inc. - Class A	COMSV	3,618	96,637
Kennametal, Inc.	HANMT	6,834	308,555
Kensey Nash Corp. *	HEALP	2,010	52,642
Key Energy Group *	OILGS	16,080	177,684
Keystone Automotive Industries, Inc. *	AUTPE	3,216	70,752
KFx, Inc. *	ENEAS	8,844	68,187
Kilroy Realty Corp.REIT	MINIG	2,412	91,728
Kimball International, Inc. - Class B	HOMEF	4,422	61,377

See accompanying notes to the financial statements.

Kindred Healthcare, Inc. *	HEALS	5,628	137,323
Kirby Corp. *	TRANS	4,422	177,543
Knight Trading Group, Inc. *	DIVFS	23,718	218,917
Knight Transportation, Inc. *	TRANS	7,639	163,617
Kopin Corp. *	SEMIC	14,472	58,901
Korn/Ferry International *	COMSV	6,432	117,255
Kramont Realty TrustREIT	REITS	4,824	89,726
Kronos, Inc. *	COMPU	5,226	231,460
La Quinta Corp. *	LODGE	38,592	301,018
La-Z-Boy, Inc.	HOMEF	9,648	146,456
LabOne, Inc. *	HEALS	3,618	105,754
Labor Ready, Inc. *	COMSV	7,236	101,449
Laclede Group, Inc.	GAS	4,422	129,255
Laidlaw International *	TRANS	18,090	297,581
Lancaster Colony Corp.	MISMA	5,628	237,304
Lance, Inc.	FOOD	5,226	84,400
Landauer, Inc.	COMSV	2,010	94,329
Landstar System, Inc. *	TRANS	6,030	353,840
Lasalle Hotel PropertiesREIT	REITS	5,628	155,333
Lattice Semiconductor Corp. *	SEMIC	23,316	114,482
Lawson Software, Inc. *	SOFTW	11,256	63,034
Lennox International, Inc.	BUILD	8,442	126,123
Levitt Corp. – Class A	HOMEB	3,216	75,447
Lexicon Genetics, Inc. *	BIOTE	12,864	84,774
Libbey, Inc.	HOUSE	2,814	52,622
Lifecell Corp. *	BIOTE	6,030	60,300
Ligand Pharmaceuticals, Inc. - Class B *	PHARM	14,472	145,009
Lincoln Electric Holdings, Inc.	HANMT	6,834	214,314
Lindsay Manufacturing Co.	MACDV	2,412	64,714
Linens ’n Things, Inc. *	RETAL	4,824	111,772
Lionbridge Technologies, Inc. *	INTER	9,648	82,876
Lithia Motors, Inc. - Class A	RETAL	2,814	59,826
Littelfuse, Inc. *	ELECE	4,422	152,692
LKQ Corp. *	DISTW	2,814	51,412
LNR Property Corp.	REALE	1,206	74,663
Longview Fibre Co.	FORPP	10,452	159,392
Luminex Corp. *	HEALP	5,628	40,128
M/I Schottenstein Homes, Inc.	HOMEB	2,010	85,304
Macdermid, Inc.	CHEME	5,628	162,987
Macrovision Corp. *	ENTER	8,844	212,965
Magellan Health Services, Inc. *	COMSV	5,628	205,759
Magnum Hunter Resources, Inc. *	OILGA	12,864	148,451
Maguire Properties, Inc.REIT	REITS	6,030	146,589
Manitowoc Co.	MACDV	4,824	171,059
ManTech International Corp. - Class A *	SOFTW	3,618	67,729
Manufactured Home Communities, Inc.REIT	REITS	3,216	106,900
Marcus Corp.	LODGE	4,020	78,269
MarineMax, Inc. *	RETAL	2,412	54,318
MascoTech, Inc. (a) *	DVMOP	1,232	0
MatrixOne, Inc. *	INTER	10,050	50,853
Matthews International Corp. - Class A	MISMA	6,834	231,536
Mattson Technology, Inc. *	SEMIC	8,040	61,828
Maverick Tube Corp. *	OILGS	2,814	86,699
Maximus, Inc. *	COMSV	3,618	104,235
MB Financial, Inc.	BANKS	3,618	143,418
McDATA Corp. - Class A *	COMPU	24,120	121,324
McGrath Rentcorp *	COMSV	2,010	73,466
Medarex, Inc. *	PHARM	16,482	121,637
Mentor Corp.	HEALP	8,442	284,328
Mercury Computer Systems, Inc. *	COMPU	4,422	119,040
MeriStar Hospitality Corp.REIT *	REITS	18,090	98,591
Metal Management, Inc. *	ENVIR	3,618	65,775

See accompanying notes to the financial statements.

Metals USA, Inc. *	METFH	4,020	71,315
Methode Electronics, Inc. - Class A	ELETR	7,236	92,548
Metrocall Holdings, Inc. *	TELEC	1,206	78,209
MFA Mortgage Investments, Inc.REIT *	REITS	14,070	129,585
MGE Energy, Inc.	ELECT	4,020	127,916
Micromuse, Inc. *	SOFTW	16,080	59,174
Micros Systems, Inc. *	COMPU	3,216	161,025
Mid-State Bancshares	BANKS	4,824	124,122
Millennium Chemicals, Inc. *	CHEME	11,256	238,740
Mindspeed Technologies, Inc. *	SEMIC	20,502	41,004
Mine Safety Appliances Co.	ENVIR	4,422	180,064
Modine Manufacturing Co.	AUTPE	4,824	145,251
Molina Healthcare, Inc. *	HEALS	2,010	71,355
Monaco Coach Corp.	HOMEB	4,824	104,440
Moog, Inc. - Class A *	AEROD	5,226	189,704
MPS Group, Inc. *	COMSV	20,100	169,041
MTS Systems Corp.	COMPU	4,422	93,968
Mueller Industries, Inc.	METFH	4,824	207,191
Myers Industries, Inc.	MISMA	4,422	48,421
Mykrolis Corp. *	SEMIC	8,442	85,011
Nabi Biopharmaceuticals *	PHARM	12,060	161,363
Nara Bancorp, Inc.	BANKS	3,618	72,903
National Financial Partners	DIVFS	6,834	244,520
National Health Investors, Inc.REIT	REITS	4,824	137,195
National Penn Bancshares, Inc.	BANKS	4,824	154,223
National Western Life Ins. Co. - Class A *	INSUR	402	65,486
Nationwide Health Properties, Inc.REIT	REITS	12,864	266,927
Navigant Consulting Co. *	COMSV	9,246	203,041
NBT Bancorp, Inc.	BANKS	6,834	160,121
NCI Building Systems, Inc *	BUILD	3,618	115,414
NCO Group, Inc. *	COMSV	5,628	151,675
NDCHealth Corp.	SOFTW	3,216	51,617
Newcastle Investment Corp.REIT	REITS	6,030	185,121
Newpark Resources, Inc. *	OILGS	17,286	103,716
NMS Communications Corp. *	TELEC	9,648	47,082
North Pittsburgh Systems, Inc.	TELEC	3,216	66,603
Northwest Airlines Corp. - Class A *	AIRLI	14,070	115,515
Northwest Bancorp, Inc.	SAVLO	4,020	91,133
Northwest Natural Gas Co.	GAS	5,628	178,577
NS Group, Inc. *	METFH	3,618	66,933
Nu Skin Enterprises, Inc.	RETAL	10,050	236,275
Nuvelo, Inc. *	PHARM	6,030	59,576
Oceaneering International, Inc. *	OILGS	5,226	192,525
Octel Corp.	CHEME	2,412	51,231
Ocular Sciences, Inc. *	HEALP	4,020	192,839
Ocwen Financial Corp. *	SAVLO	8,040	73,566
Odyssey Healthcare, Inc. *	HEALS	7,638	135,575
Offshore Logistics, Inc. *	TRANS	4,020	138,368
Ohio Casualty Corp. *	INSUR	12,462	260,829
Oil States International, Inc. *	OILGS	6,030	112,761
Old Dominion Freight Line, Inc. *	TRANS	3,216	92,653
Old National Bancorp	BANKS	11,658	289,585
Old Second Bancorp, Inc.	BANKS	2,412	67,464
OM Group, Inc. *	CHEME	4,422	161,668
Omega Helthcare Investors, Inc.REIT	REITS	9,648	103,812
ON Semiconductor Corp. *	SEMIC	24,924	78,012
Onyx Pharmaceuticals, Inc. *	PHARM	5,226	224,770
Open Solutions, Inc. *	SOFTW	2,412	60,228
Opsware, Inc. *	INTER	10,452	58,636
OraSure Technologies, Inc. *	HEALP	8,040	50,652
Orbital Sciences Corp. *	AEROD	8,844	100,998
Oriental Financial Group, Inc.	BANKS	3,618	97,903

See accompanying notes to the financial statements.

OrthoLogic Corp. *	HEALP	7,236	50,941
Oscient Pharmaceuticals Corp. *	BIOTE	12,462	44,240
Otter Tail Power Co.	ELECT	5,226	133,263
Overseas Shipholding Group, Inc.	TRANS	2,010	99,776
Overstock.com, Inc. *	INTER	2,412	88,593
Owens & Minor, Inc.	DISTW	7,638	194,004
Oxford Industries, Inc.	APPAR	2,814	104,822
P.F. Chang’s China Bistro, Inc. *	RETAL	3,216	155,944
Pacific Capital Bancorp	BANKS	9,246	273,497
Packeteer, Inc. *	SOFTW	6,834	73,876
PalmOne, Inc. *	COMPU	5,226	159,079
Par Pharmaceutical Companies, Inc. *	PHARM	1,608	57,775
Parametric Technology Corp. *	SOFTW	55,074	290,790
PAREXEL International Corp. *	COMSV	5,226	102,430
Park National Corp.	BANKS	2,412	306,879
Parker Drilling Co. *	OILGA	19,296	70,816
Paxar Corp. *	ELETR	7,236	164,112
Payless ShoeSource, Inc. *	RETAL	12,462	126,240
Pediatrix Medical Group, Inc. *	HEALS	4,020	220,497
Peet’s Coffee & Tea, Inc. *	BEVER	2,412	56,417
Penn Virginia Corp.	OILGA	3,618	143,237
Pennsylvania REIT	REITS	5,628	217,578
Pep Boys-Manny, Moe & Jack	RETAL	4,824	67,536
Per-Se Technologies, Inc. *	SOFTW	4,824	66,185
Perot Systems Corp. - Class A *	COMPU	15,678	251,788
Perrigo Co.	PHARM	12,462	256,094
PFF Bancorp, Inc.	SAVLO	2,010	76,923
Pharmos Corp. *	PHARM	18,090	52,099
Philadelphia Consolidated Holding Corp. *	INSUR	3,618	199,424
Pinnacle Entertainment, Inc. *	ENTER	7,236	99,857
Pixelworks, Inc. *	SEMIC	8,442	84,504
Plains Exploration & Production Co. *	OILGA	12,060	287,751
Plug Power, Inc. *	ENEAS	10,050	64,421
PNM Resources, Inc.	ELECT	9,648	217,176
PolyOne Corp. *	CHEME	18,894	142,083
Post Properties, Inc.REIT	REITS	8,040	240,395
Powerwave Technologies, Inc. *	TELEC	13,266	81,719
Prentiss Properties TrustREIT	REITS	6,030	217,080
Presidential Life Corp.	INSUR	4,422	75,970
Price Communications Corp. *	TELEC	7,236	110,349
Price Legacy Corp.REIT	REITS	4,422	83,797
Prime Hospitality Corp. *	LODGE	7,638	92,954
PRIMEDIA, Inc. *	MEDIA	27,336	64,240
Primus Telecommunications Group, Inc. *	TELEC	15,276	22,456
Priority Healthcare Corp. - Class B *	PHARM	6,030	121,505
PrivateBancorp, Inc.	BANKS	3,216	86,703
ProAssurance Corp. *	INSUR	5,226	183,015
ProQuest Co. *	INTER	4,824	123,977
Prosperity Bancshares, Inc.	BANKS	3,216	85,932
Provident Bankshares Corp.	BANKS	6,834	229,281
Provident Financial Services, Inc.	SAVLO	11,256	194,167
Province Healthcare Co. *	HEALS	9,246	193,426
PS Business Parks, Inc.REIT	REITS	2,412	96,118
PSS World Medical, Inc. *	HEALP	14,070	141,263
Pulitzer, Inc.	MEDIA	1,608	79,435
Quanta Services, Inc. *	COMSV	14,874	89,988
Quantum Corp. *	COMPU	36,984	85,433
R & G Financial Corp. - Class B	BANKS	5,226	201,985
RailAmerica, Inc. *	TRANS	7,236	79,958
RAIT Investment TrustREIT	REITS	4,020	109,947
Ralcorp Holdings, Inc. *	FOOD	5,226	188,658
Range Resources Corp.	OILGA	14,070	246,084

See accompanying notes to the financial statements.

RARE Hospitality International, Inc. *	RETAL	6,834	182,126
RC2 Corp. *	TOYGH	2,814	92,581
Reader’s Digest Association, Inc.	MEDIA	14,070	205,281
RealNetworks, Inc. *	INTER	22,914	106,779
Realty Income Corp.REIT	REITS	5,226	235,326
Red Robin Gourmet Burgers, Inc. *	RETAL	2,412	105,332
Regal-Beloit Corp.	HANMT	5,226	126,417
Reliance Steel & Aluminum Co.	IRONS	3,618	143,635
Revlon, Inc. - Class A *	COSPC	30,150	75,978
RF Micro Devices, Inc. *	TELEC	35,376	224,285
RLI Corp.	INSUR	4,020	150,951
Rock-Tenn Co.	FORPP	6,030	94,912
Rogers Corp. *	ELETR	3,216	136,648
RTI International Metals, Inc. *	MINIG	4,422	85,654
Ruddick Corp.	FOOD	6,834	134,220
Russell Corp.	APPAR	6,030	101,545
Ryan’s Restaurant Group, Inc. *	RETAL	8,844	131,245
Ryerson Tull, Inc.	IRONS	4,824	82,828
S & T Bancorp, Inc.	BANKS	4,824	172,265
S1 Corp. *	INTER	14,472	115,487
Safeguard Scientifics, Inc. *	SOFTW	24,522	45,856
SafeNet, Inc. *	TELEC	4,824	127,257
Saga Communications, Inc. *	MEDIA	3,216	54,511
Salix Pharmaceuticals, Ltd. *	PHARM	7,236	155,719
Sandy Spring Bancorp, Inc.	BANKS	2,814	92,018
Sapient Corp. *	INTER	16,080	122,690
Scansoft, Inc. *	SOFTW	16,482	67,247
ScanSource, Inc. *	DISTW	2,412	153,886
Schweitzer-Mauduit International, Inc.	FORPP	2,412	78,149
SCP Pool Corp.	DISTW	10,854	290,235
SEACOR SMIT, Inc. *	OILGS	3,216	150,348
Secure Computing Corp. *	INTER	7,236	54,921
Select Comfort Corp. *	RETAL	6,834	124,379
Select Medical Corp.	HEALS	16,080	215,954
Sensient Technologies Corp.	CHEME	8,844	191,384
Sequa Corp. - Class A *	AEROD	1,206	62,965
SERENA Software, Inc. *	SOFTW	5,226	87,431
Shaw Group, Inc. *	ENGCO	11,256	135,072
Shopko Stores, Inc. *	RETAL	6,030	104,982
Sierra Pacific Resources *	ELECT	21,708	194,287
Silgan Holdings, Inc.	PACCO	2,412	111,676
Silicon Graphics, Inc. *	COMPU	53,868	77,031
Silicon Image, Inc. *	SEMIC	15,276	193,089
Silicon Storage Technology, Inc. *	COMPU	16,080	102,430
Siliconix, Inc. *	SEMIC	1,206	43,211
Simmons First National Corp. - Class A	BANKS	3,216	82,265
Simpson Manufacturing Co., Inc.	BUILD	3,618	228,658
Sinclair Brodcast Group - Class A	MEDIA	9,246	67,496
Six Flags, Inc. *	ENTER	17,688	96,223
SkyWest, Inc.	AIRLI	12,060	181,503
Skyworks Solutions, Inc. *	SEMIC	26,934	255,872
Sola International, Inc. *	HEALP	5,628	107,213
Sonic Automotive, Inc.	RETAL	4,824	96,721
Sonic Solutions *	ELETR	3,618	59,046
SonoSite, Inc. *	HEALP	3,216	83,777
Sotheby’s Holdings, Inc. - Class A *	COMSV	7,638	120,069
Southern Union Co. *	GAS	7,354	150,757
Southwest Gas Corp.	GAS	6,432	154,046
Southwestern Energy Co. *	OILGA	6,432	270,080
Spartech Corp.	CHEME	5,226	131,173
Speedway Motorsports, Inc.	ENTER	3,216	107,189
Spherion Corp. *	COMSV	12,462	97,453

See accompanying notes to the financial statements.

SRA International, Inc. - Class A *	COMPU	2,010	103,636
St. Mary Land & Exploration Co.	OILGA	5,226	208,047
Standard Microsystems Corp. *	SEMIC	3,618	63,351
Standex International Corp.	MISMA	2,412	59,094
StarTek, Inc.	COMSV	2,412	75,640
State Auto Financial Corp.	INSUR	2,814	81,465
STERIS Corp. *	HEALP	9,246	202,857
Sterling Bancorp	BANKS	2,814	76,119
Sterling Bancshares, Inc.	BANKS	9,246	124,359
Sterling Financial Corp.	BANKS	4,216	113,157
Sterling Financial Corp. *	SAVLO	5,030	177,258
Stewart & Stevenson Services, Inc.	MACDV	6,030	106,550
Stewart Enterprises, Inc. - Class A *	COMSV	22,110	153,665
Strayer Education, Inc.	COMSV	2,814	323,637
Stride Rite Corp.	APPAR	8,040	82,410
Suffolk Bancorp	BANKS	2,412	72,770
Summit Properties, Inc.REIT	REITS	5,226	141,363
Superior Energy Services, Inc. *	OILGS	11,256	145,428
SureWest Communications	TELEC	2,814	80,677
Susquehanna Bancshares, Inc.	BANKS	9,648	237,341
Swift Energy Co. *	OILGA	4,824	115,583
Sybron Dental Special, Inc. *	HEALP	8,040	238,708
Sycamore Networks, Inc. *	TELEC	35,778	135,241
Symmetricom, Inc. *	TELEC	9,246	87,467
Take-Two Interactive Software, Inc. *	SOFTW	6,030	198,085
TALX Corp.	COMPU	2,814	64,975
Taubman Centers, Inc.REIT	REITS	8,844	228,441
Techne Corp. *	HEALP	7,236	276,270
Technitrol, Inc. *	ELETR	7,638	148,941
Tecumseh Products Co.	MACDV	3,216	134,654
Teledyne Technologies, Inc. *	AEROD	6,834	171,123
TeleTech Holdings, Inc. *	COMSV	7,638	72,103
Telik, Inc. *	BIOTE	8,040	179,292
Tenneco Automotive, Inc. *	AUTPE	8,442	110,590
Terex Corp. *	MECCM	5,628	244,255
Tesoro Petroleum Corp. *	OILGA	8,040	237,421
Tessera Technologies, Inc. *	SEMIC	4,824	106,610
TETRA Technologies, Inc. *	OILGS	4,422	137,303
Texas Industries, Inc.	BUILD	3,618	186,110
The Medicines Co. *	PHARM	9,246	223,198
The Men’s Wearhouse, Inc. *	RETAL	2,412	70,069
The Phoenix Companies, Inc.	INSUR	18,090	188,498
The Robert Mondavi Corp. - Class A *	BEVER	2,010	78,731
The Steak n Shake Co. *	RETAL	4,824	82,394
Thomas Industries, Inc.	MACDV	2,814	88,360
Thor Industries, Inc.	HOMEB	4,020	106,409
THQ, Inc. *	SOFTW	6,030	117,344
Tierone Corp.	SAVLO	4,020	92,701
Titan Corp. *	AEROD	16,482	230,253
Toro Co.	HOUSE	1,608	109,826
Town & Country TrustREIT	REITS	3,618	92,078
Trammell Crow Co. *	REALE	6,834	107,430
Transaction Systems Architect, Inc. *	SOFTW	7,638	141,952
Transkaryotic Therapies, Inc *	BIOTE	6,030	106,912
Transmeta Corp. *	SEMIC	30,552	38,496
Tredegar Corp.	MISMA	5,628	102,430
Triad Guaranty, Inc. *	INSUR	2,010	111,515
Triarc Companies, Inc.	RETAL	7,236	82,997
Trinity Industries, Inc.	MISMA	3,618	112,773
TriQuint Semiconductor, Inc. *	SEMIC	28,140	109,746
Triumph Group, Inc. *	AEROD	3,216	108,797
TrustCo Bank Corp. NY	BANKS	15,276	195,838

See accompanying notes to the financial statements.

Trustmark Corp.	BANKS	9,648	299,860
TTM Technologies, Inc. *	ELETR	8,442	75,049
Tyler Technologies, Inc. *	COMPU	7,638	67,520
UbiquiTel, Inc. *	TELEC	14,472	57,888
UICI	INSUR	6,834	223,744
UIL Holdings Corp.	ELECT	2,010	98,872
UMB Financial Corp.	BANKS	3,216	153,307
Unit Corp. *	OILGA	4,422	155,124
United Auto Group, Inc.	RETAL	3,216	80,689
United Community Banks, Inc.	BANKS	6,030	146,348
United Community Financial Corp.	SAVLO	5,628	63,990
United Fire & Casualty Co.	INSUR	1,608	92,187
United Online, Inc. *	INTER	10,854	104,415
United Rentals, Inc. *	COMSV	3,618	57,490
United Surgical Partners International, Inc. *	HEALS	5,628	193,322
Universal American Financial Corp. *	INSUR	5,628	72,770
Universal Corp.	AGRIC	4,824	215,343
Universal Forest Products, Inc.	BUILD	3,216	109,987
Universal Health Realty Income TrustREIT	REITS	2,412	73,084
Universal Technical Institute, Inc. *	COMSV	2,814	84,927
Univest Corporation Of Pennsylvania	BANKS	1,608	65,526
Unizan Financial Corp.	BANKS	4,422	122,091
Unova, Inc. *	MACDV	10,050	141,203
URS Corp. *	ENGCO	3,618	96,528
Urstadt Biddle Properties - Class AREIT	REITS	4,422	67,391
USEC, Inc.	MINIG	15,678	162,581
Vail Resorts, Inc. *	ENTER	4,020	72,641
Valeant Pharmaceuticals International	PHARM	9,246	223,014
Valmont Industries, Inc.	METFH	2,814	58,728
ValueClick, Inc. *	INTER	16,482	155,590
Varian Semiconductor Equip. Assoc., Inc. *	SEMIC	4,824	149,062
Vertex Pharmaceuticals, Inc. *	BIOTE	16,080	168,840
Viasys Healthcare, Inc. *	HEALP	6,432	107,607
Vicor Corp.	ELECE	4,020	40,642
Vicuron Pharmaceuticals, Inc. *	PHARM	9,648	141,633
Vignette Corp. *	INTER	59,496	79,130
Vintage Petroleum, Inc.	OILGA	6,030	121,022
Visteon Corp.	AUTPE	18,492	147,751
VISX, Inc. *	HEALP	3,216	66,250
Vitesse Semiconductor Corp. *	SEMIC	44,622	121,818
W-H Energy Services, Inc. *	OILGS	5,226	108,440
W.R. Grace & Co. *	CHEME	13,668	129,163
Wabtec Corp.	MACDV	7,236	135,241
Walter Industries, Inc.	COMSV	4,824	77,280
Washington REIT	REITS	8,040	243,611
Washington Trust Bancorp, Inc.	BANKS	2,814	73,586
Watsco, Inc.	DISTW	4,422	132,793
Watson Wyatt & Company Holdings	COMSV	6,834	179,734
Watts Industries, Inc. - Class A	ELETR	4,422	118,731
Wausau-Mosinee Paper Corp.	FORPP	9,246	153,946
WCI Communities, Inc. *	HOMEB	3,216	74,933
webMethods, Inc. *	INTER	9,648	51,327
Weis Markets, Inc.	FOOD	2,412	81,719
Werner Enterprises, Inc.	TRANS	8,442	163,015
Wesbanco, Inc.	BANKS	3,618	105,211
WESCO International, Inc. *	DISTW	3,618	87,737
West Coast Bancorp *	BANKS	3,216	66,989
West Pharmaceutical Services, Inc.	HEALP	6,432	134,107
Westamerica Bancorporation	BANKS	4,824	264,789
Wild Oats Markets, Inc. *	FOOD	6,432	55,572
Winn-Dixie Stores, Inc.	FOOD	16,884	52,172
Winnebago Industries, Inc.	HOMEB	4,020	139,253

See accompanying notes to the financial statements.

Wintrust Financial Corp.	BANKS	4,020	230,266
WMS Industries, Inc. *	LEISU	4,020	103,274
Wolverine World Wide, Inc.	APPAR	7,638	192,477
Woodward Governor Co.	ELETR	2,010	135,655
World Fuel Services Corp.	RETAL	2,010	71,958
X-Rite, Inc.	ELETR	4,422	64,429
Yankee Candle Co., Inc. *	HOUPW	6,030	174,629
Zenith National Insurance Corp.	INSUR	1,608	68,034
Zoll Medical Corp. *	HEALP	2,010	67,114
Zoran Corp. *	SEMIC	8,844	139,028
Zymogenetics, Inc. *	PHARM	4,020	70,109

TOTAL COMMON STOCKS (Cost $101,290,627)			101,816,151

	Principal Amount
Joint Accounts (15.6%)
Participation of various ProFunds in Joint Accounts - Footnote 1 (Joint Accounts)	$22,883,000	22,883,000
TOTAL JOINT ACCOUNTS (Cost $22,883,000)		22,883,000

Repurchase Agreements (7.5%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $11,000,443 (Collateralized by $11,269,000 Federal National Mortgage Association, 1.86%, 12/22/04, market value $11,220,636)	11,000,000	11,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,000,000)		11,000,000

TOTAL INVESTMENT SECURITIES (Cost $135,173,627) - 92.5%		135,699,151
Net other assets (liabilities) – 7.5%		11,044,877

NET ASSETS – 100.0%		$146,744,028

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $116,728,800)	408	$1,599,768

Futures Contracts Sold

E-Mini Russell Futures Contract expiring December 2004 (Underlying face amount at value $13,904,460)	243	(288,093)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 12/28/04 (Underlying notional amount at value $16,201,991)	28,279	$419,447

See accompanying notes to the financial statements.

Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $72,261,287)	126,124	1,450,367

*	Non-income producing security

(a)	Escrowed Security

REIT	Real Estate Investment Trust

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.3%
AEROD	Aerospace/Defense	1.3%
AGRIC	Agriculture	0.1%
AIRLI	Airlines	0.4%
APPAR	Apparel	0.5%
AUTPE	Auto Parts & Equipment	0.8%
BANKS	Banks	7.1%
BEVER	Beverages	0.1%
BIOTE	Biotechnology	1.2%
BUILD	Building Materials	0.8%
CHEME	Chemicals	1.6%
COMPU	Computers	2.1%
COMSV	Commercial Services	3.6%
COSPC	Cosmetics/Personal Care	0.1%
DISTW	Distribution/Wholesale	0.8%
DIVFS	Diversified Financial Services	0.5%
DVMOP	Diversified Manufacturing Operations	NM
ELECE	Electrical Components & Equipment	0.2%
ELECT	Electric	1.5%
ELETR	Electronics	1.6%
ENEAS	Energy - Alternate Sources	0.1%
ENGCO	Engineering & Construction	0.4%
ENTER	Entertainment	0.7%
ENVIR	Environmental Control	0.3%
FOOD	Food	0.6%
FORPP	Forest Products & Paper	0.6%
GAS	Gas	0.4%
HANMT	Hand/Machine Tools	0.6%
HEALP	Healthcare-Products	2.3%
HEALS	Healthcare-Services	1.7%
HOMEB	Home Builders	0.5%
HOMEF	Home Furnishings	0.4%
HOUPW	Household Products/Wares	0.4%
HOUSE	Housewares	0.1%
INSUR	Insurance	1.9%
INTER	Internet	2.0%
INVCO	Investment Companies	0.1%
IRONS	Iron/Steel	0.6%
LEISU	Leisure Time	0.3%
LODGE	Lodging	0.5%
MACDV	Machinery-Diversified	1.3%
MECCM	Machinery-Construction & Mining	0.5%
MEDIA	Media	1.0%
METFH	Metal Fabricate/Hardware	0.6%
MINIG	Mining	0.7%
MISMA	Miscellaneous Manufacturing	1.4%
OFFFU	Office Furnishings	0.1%
OILGA	Oil & Gas	2.6%
OILGS	Oil & Gas Services	1.1%
PACCO	Packaging & Containers	0.4%
PHARM	Pharmaceuticals	2.5%
REALE	Real Estate	0.3%
REITS	Real Estate Investment Trust	4.8%
RETAL	Retail	3.4%
SAVLO	Savings & Loans	1.5%
SEMIC	Semiconductors	2.0%
SOFTW	Software	2.0%
TELEC	Telecommunications	2.1%
TEXTI	Textiles	0.1%
TOYGH	Toys/Games/Hobbies	0.1%
TRANS	Transportation	1.6%
TRKLE	Trucking & Leasing	0.1%
WATER	Water	0.1%
	Other **	30.6%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less that 0.05%.

See accompanying notes to the financial statements.

UltraDow 30 ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (83.0%)
3M Co.	MISMA	15,142	$1,210,905
Alcoa, Inc.	MINIG	15,142	508,620
Altria Group, Inc.	AGRIC	15,142	712,280
American Express Co.	DIVFS	15,142	779,207
American International Group, Inc.	INSUR	15,142	1,029,505
Boeing Co.	AEROD	15,142	781,630
Caterpillar, Inc.	MECCM	15,142	1,218,174
Citigroup, Inc.	DIVFS	15,142	668,065
Coca-Cola Co.	BEVER	15,142	606,437
Du Pont (E.I.) de Nemours	CHEME	15,142	648,078
Exxon Mobil Corp.	OILGA	15,142	731,813
General Electric Co.	MISMA	15,142	508,468
General Motors Corp.	AUTOM	15,142	643,232
Hewlett-Packard Co.	COMPU	15,142	283,913
Home Depot, Inc.	RETAL	15,142	593,566
Honeywell International, Inc.	MISMA	15,142	542,992
Intel Corp.	SEMIC	15,142	303,749
International Business Machines Corp.	COMPU	15,142	1,298,275
J.P. Morgan Chase & Co.	DIVFS	15,142	601,592
Johnson & Johnson	HEALP	15,142	852,949
McDonald’s Corp.	RETAL	15,142	424,430
Merck & Co., Inc.	PHARM	15,142	499,686
Microsoft Corp.	SOFTW	15,142	418,676
Pfizer, Inc.	PHARM	15,142	463,345
Procter & Gamble Co.	COSPC	15,142	819,485
SBC Communications, Inc.	TELEC	15,142	392,935
United Technologies Corp.	AEROD	15,142	1,413,959
Verizon Communications, Inc.	TELEC	15,142	596,292
Wal-Mart Stores, Inc.	RETAL	15,142	805,555
Walt Disney Co.	MEDIA	15,142	341,452

TOTAL COMMON STOCKS (Cost $18,340,493)			20,699,265

	Principal Amount
Repurchase Agreements (10.0%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $2,493,100 (Collateralized by $2,544,000 Federal Home Loan Bank, 1.87%, 10/1/04, market value $2,543,868)	$2,493,000	2,493,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,493,000)		2,493,000

	Contracts
Options Purchased(NM)
Dow Jones Futures Put Option, expiring November 2004 @ $6,000	500	3,845

TOTAL OPTIONS PURCHASED (Cost $7,250)		3,845

See accompanying notes to the financial statements.

TOTAL INVESTMENT SECURITIES (Cost $20,840,743) - 93.0%	23,196,110
Net other assets (liabilities) – 7.0%	1,751,452

NET ASSETS – 100.0%	$24,947,562

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring December 2004 (Underlying face amount at value $25,962,540)	530	$(289,807)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 12/28/04 (Underlying notional amount at value $2,524,628)	250	$116,588

NM	Not meaningful, amount is less than 0.05%.

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
AEROD	Aerospace/Defense	8.8%
AGRIC	Agriculture	2.9%
AUTOM	Auto Manufacturers	2.6%
BEVER	Beverages	2.4%
CHEME	Chemicals	2.6%
COMPU	Computers	6.3%
COSPC	Cosmetics/Personal Care	3.3%
DIVFS	Diversified Financial Services	8.2%
HEALP	Healthcare-Products	3.4%
INSUR	Insurance	4.1%
MECCM	Machinery-Construction & Mining	4.9%
MEDIA	Media	1.4%
MINIG	Mining	2.0%
MISMA	Miscellaneous Manufacturing	9.1%
OILGA	Oil & Gas	2.9%
PHARM	Pharmaceuticals	3.9%
RETAL	Retail	7.3%
SEMIC	Semiconductors	1.2%
SOFTW	Software	1.7%
TELEC	Telecommunications	4.0%
	Other**	17.0%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

UltraOTC ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (79.3%)
Adobe Systems, Inc.	SOFTW	55,936	$2,767,154
Altera Corp. *	SEMIC	124,982	2,445,898
Amazon.com, Inc. *	INTER	64,676	2,642,661
American Power Conversion Corp.	ELECE	48,070	835,938
Amgen, Inc. *	BIOTE	140,714	7,975,669
Apollo Group, Inc. - Class A *	COMSV	41,952	3,078,018
Apple Computer, Inc. *	COMPU	129,352	5,012,390
Applied Materials, Inc. *	SEMIC	209,760	3,458,942
ATI Technologies, Inc. *	SEMIC	57,684	884,296
BEA Systems, Inc. *	SOFTW	90,022	622,052
Bed Bath & Beyond, Inc. *	RETAL	97,014	3,600,190
Biogen Idec, Inc. *	BIOTE	88,274	5,399,720
Biomet, Inc.	HEALP	82,156	3,851,473
Broadcom Corp. - Class A *	SEMIC	56,810	1,550,345
C.H. Robinson Worldwide, Inc.	TRANS	20,102	932,532
Career Education Corp. *	COMSV	24,472	695,739
CDW Corp.	DISTW	20,976	1,217,237
Cephalon, Inc. *	PHARM	12,236	586,104
Check Point Software Technologies, Ltd. *	INTER	61,180	1,038,225
Chiron Corp. *	BIOTE	62,928	2,781,418
Cintas Corp.	TEXTI	48,944	2,057,606
Cisco Systems, Inc. *	TELEC	576,840	10,440,804
Citrix Systems, Inc. *	SOFTW	48,070	842,186
Comcast Corp. - Special Class A *	MEDIA	227,240	6,417,257
Compuware Corp. *	SOFTW	56,810	292,572
Comverse Technology, Inc. *	TELEC	48,944	921,616
Costco Wholesale Corp.	RETAL	57,684	2,397,347
Dell, Inc. *	COMPU	219,374	7,809,715
DENTSPLY International, Inc.	HEALP	18,354	953,307
Dollar Tree Stores, Inc. *	RETAL	26,220	706,629
eBay, Inc. *	INTER	117,990	10,848,000
EchoStar Communications Corp. - Class A *	MEDIA	53,314	1,659,132
Electronic Arts, Inc. *	SOFTW	73,416	3,376,402
Expeditors International of Washington, Inc.	TRANS	24,472	1,265,202
Express Scripts, Inc. - Class A *	PHARM	16,606	1,085,036
Fastenal Co.	DISTW	17,480	1,006,848
First Health Group Corp. *	COMSV	22,724	365,629
Fiserv, Inc. *	SOFTW	58,558	2,041,332
Flextronics International, Ltd. *	ELETR	144,210	1,910,782
Garmin, Ltd.	ELETR	23,598	1,020,614
Gentex Corp.	ELETR	19,228	675,480
Genzyme Corp. - General Division *	BIOTE	68,172	3,709,239
Gilead Sciences, Inc. *	PHARM	101,384	3,789,734
Henry Schein, Inc. *	HEALP	9,614	599,048
Intel Corp.	SEMIC	536,636	10,764,917
InterActiveCorp *	INTER	172,178	3,791,360
Intersil Corp. - Class A	SEMIC	36,708	584,758
Intuit, Inc. *	SOFTW	57,684	2,618,854
Invitrogen Corp. *	BIOTE	12,236	672,858
JDS Uniphase Corp. *	TELEC	390,678	1,316,585
Juniper Networks, Inc. *	TELEC	83,904	1,980,134
KLA -Tencor Corp. *	SEMIC	56,810	2,356,479

See accompanying notes to the financial statements.

Kmart Holding Corp. *	RETAL	22,724	1,987,668
Lam Research Corp. *	SEMIC	33,212	726,679
Lamar Advertising Co. *	ADVER	20,102	836,444
Level 3 Communications, Inc. *	TELEC	160,816	416,513
Lincare Holdings, Inc. *	HEALS	22,724	675,130
Linear Technology Corp.	SEMIC	97,888	3,547,461
Marvell Technology Group, Ltd. *	SEMIC	60,306	1,575,796
Maxim Integrated Products, Inc.	SEMIC	108,376	4,583,221
MedImmune, Inc. *	BIOTE	63,802	1,512,107
Mercury Interactive Corp. *	SOFTW	23,598	823,098
Microchip Technology, Inc.	SEMIC	41,078	1,102,534
Microsoft Corp.	SOFTW	894,102	24,721,920
Millennium Pharmaceuticals, Inc. *	BIOTE	79,534	1,090,411
Molex, Inc.	ELECE	23,598	703,692
Network Appliance, Inc. *	COMPU	89,148	2,050,404
Nextel Communications, Inc. - Class A *	TELEC	332,120	7,917,741
Novellus Systems, Inc. *	SEMIC	34,960	929,586
NVIDIA Corp. *	SEMIC	42,826	621,834
Oracle Corp. *	SOFTW	514,786	5,806,786
PACCAR, Inc.	AUTOM	46,322	3,201,777
Patterson Dental Co. *	HEALP	15,732	1,204,442
Patterson-UTI Energy, Inc.	OILGA	41,078	783,357
Paychex, Inc.	COMSV	85,652	2,582,408
PeopleSoft, Inc. *	SOFTW	124,108	2,463,544
Petsmart, Inc.	RETAL	34,086	967,702
Pixar Animation Studios *	SOFTW	13,984	1,103,338
QLogic Corp. *	SEMIC	22,724	672,858
Qualcomm, Inc.	TELEC	469,338	18,322,955
Research In Motion, Ltd. *	COMPU	44,574	3,402,779
Ross Stores, Inc.	RETAL	34,960	819,462
Ryanair Holdings PLC ADR *	AIRLI	14,858	433,854
Sandisk Corp. *	COMPU	35,834	1,043,486
Sanmina-SCI Corp. *	ELETR	132,848	936,578
Siebel Systems, Inc. *	SOFTW	141,588	1,067,574
Sigma-Aldrich Corp.	CHEME	15,732	912,456
Smurfit-Stone Container Corp. *	PACCO	59,432	1,151,198
Staples, Inc.	RETAL	79,534	2,371,704
Starbucks Corp. *	RETAL	131,974	5,999,538
Sun Microsystems, Inc. *	COMPU	346,978	1,401,791
Symantec Corp. *	INTER	78,660	4,316,861
Synopsys, Inc. *	COMPU	34,086	539,581
Tellabs, Inc. *	TELEC	56,810	522,084
Teva Pharmaceutical Industries, Ltd. ADR	PHARM	107,502	2,789,677
Verisign, Inc. *	INTER	57,684	1,146,758
Veritas Software Corp. *	SOFTW	105,754	1,882,421
Whole Foods Market, Inc.	FOOD	14,858	1,274,668
Xilinx, Inc.	SEMIC	110,124	2,973,348
Yahoo!, Inc. *	INTER	156,446	5,305,084

TOTAL COMMON STOCKS (Cost $172,328,366)			274,875,771

	Principal Amount
Repurchase Agreements (12.6%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $43,851,766 (Collateralized by $45,213,000 Federal National Mortgage Association, 2.03%, 4/8/05, market value $44,727,879)	$43,850,000	43,850,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,850,000)		43,850,000

See accompanying notes to the financial statements.

TOTAL INVESTMENT SECURITIES (Cost $216,178,366) - 91.9%	318,725,771
Net other assets (liabilities) – 8.1%	27,998,561

NET ASSETS – 100.0%	$346,724,332

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $172,407,900)	1,218	$3,081,745
E-Mini NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $3,653,280)	129	54,741

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 12/28/04 (Underlying notional amount at value $79,037,694)	55,946	$1,512,308
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/28/04 (Underlying notional amount at value $162,842,258)	115,267	3,115,773

*	Non-income producing security

ADR	American Depositary Receipt

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.2%
AIRLI	Airlines	0.1%
AUTOM	Auto Manufacturers	0.9%
BIOTE	Biotechnology	6.7%
CHEME	Chemicals	0.3%
COMPU	Computers	6.1%
COMSV	Commercial Services	1.9%
DISTW	Distribution/Wholesale	0.6%
ELECE	Electrical Components & Equipment	0.4%
ELETR	Electronics	1.3%
FOOD	Food	0.4%
HEALP	Healthcare-Products	1.9%
HEALS	Healthcare-Services	0.2%
INTER	Internet	8.4%
MEDIA	Media	2.3%
OILGA	Oil & Gas	0.2%
PACCO	Packaging & Containers	0.3%
PHARM	Pharmaceuticals	2.4%
RETAL	Retail	5.4%
SEMIC	Semiconductors	11.3%
SOFTW	Software	14.6%
TELEC	Telecommunications	12.2%
TEXTI	Textiles	0.6%
TRANS	Transportation	0.6%
	Other**	20.7%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

UltraJapan ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Contracts	Value
Options Purchased (60.9%)
Nikkei 225 Futures Call Option expiring December 2004 @ $5,500	980	$26,215,000

Total Options Purchased (Cost $27,934,410)		26,215,000

	Principal Amount
Repurchase Agreements (39.5%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $17,039,686 (Collateralized by $17,455,000 Federal National Mortgage Association, 1.86%, 12/22/04, market value $17,380,087)	$17,039,000	17,039,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,039,000)		17,039,000

TOTAL INVESTMENT SECURITIES (Cost $44,973,410) - 100.4%		43,254,000
Net other assets (liabilities) – (0.4)%		(164,912)

NET ASSETS – 100.0%		$43,089,088

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring December 2004 (Underlying face amount at value $33,092,500)	610	$(875,906)

See accompanying notes to the financial statements.

Bear ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (95.2%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $70,057,822 (Collateralized by $72,217,000 various Federal National Mortgage Association Securities, 1.86% - 2.03%, 12/29/04 - 4/8/05, market value $71,457,709)	$70,055,000	$70,055,000

TOTAL REPURCHASE AGREEMENTS (Cost $70,055,000)		70,055,000

	Contracts
Options Purchased(NM )
S&P 500 Futures Call Option expiring December 2004 @ $1,475	300	3,150
S&P 500 Futures Call Option expiring October 2004 @ $1,425	100	400

TOTAL OPTIONS PURCHASED (Cost $6,800)		3,550

TOTAL INVESTMENT SECURITIES (Cost $70,061,800) - 95.2%		70,058,550
Net other assets (liabilities) – 4.8%		3,506,172

NET ASSETS – 100.0%		$73,564,722

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $222,900)	4	$931
S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $62,986,200)	226	235,033

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $7,759,113)	(6,961)	$(78,427)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $2,601,747)	(2,334)	(26,291)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Short Small-Cap ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (86.4%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $37,391,506 (Collateralized by $38,142,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $38,140,197)	$37,390,000	$37,390,000

TOTAL REPURCHASE AGREEMENTS (Cost $37,390,000)		37,390,000

	Contracts
Options Purchased(NM)
Russell 2000 Futures Call Option expiring November 2004 @ $950	70	1,400
Russell 2000 Futures Call Option expiring October 2004 @ $950	50	425

TOTAL OPTIONS PURCHASED (Cost $3,540)		1,825

TOTAL INVESTMENT SECURITIES (Cost $37,393,540) - 86.4%		37,391,825
Net other assets (liabilities) – 13.6%		5,870,633

NET ASSETS – 100.0%		$43,262,458

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $13,446,700)	47	$(184,687)
E-Mini Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $13,775,451)	197	(206,833)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 12/28/04 (Underlying notional amount at value $3,286,002)	(5,735)	$(83,621)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $15,235,831)	(26,592)	(348,872)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Short OTC ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (101.0%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $40,867,646 (Collateralized by $41,688,000 Federal National Mortgage Association, 1.70%, 6/2/06, market value $41,686,029)	$40,866,000	$40,866,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,866,000)		40,866,000

Options PurchasedNM

	Contracts
NASDAQ Futures Call Option expiring November 2004 @ $2,600	275	1,045

TOTAL OPTIONS PURCHASED (Cost $2,613)		1,045

TOTAL INVESTMENT SECURITIES (Cost $40,868,613) - 101.0%		40,867,045
Net other assets (liabilities) – (1.0)%		(405,874)

NET ASSETS – 100.0%		$40,461,171

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $1,755,840)	62	$21,045

Futures Contracts Sold

NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $13,588,800)	96	(81,748)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/29/04 (Underlying notional amount at value $391,579)	(277)	$(7,500)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/28/04 (Underlying notional amount at value $18,176,609)	(12,866)	(348,380)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 12/28/04 (Underlying notional amount at value $10,394,291)	(7,358)	(330,165)

See accompanying notes to the financial statements.

UltraBear ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (88.7%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $119,529,814 (Collateralized by $122,478,000 various Federal National Mortgage Association Securities, 1.86% – 2.03%, 12/22/04 – 4/8/05, market value $121,917,310)	$119,525,000	$119,525,000

TOTAL REPURCHASE AGREEMENTS (Cost $119,525,000)		119,525,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option expiring December 2004 @ $1,475	700	7,350
S&P 500 Futures Call Option expiring October 2004 @ $1,425	100	400

TOTAL OPTIONS PURCHASED (Cost $13,600)		7,750

TOTAL INVESTMENT SECURITIES (Cost $119,538,600) - 88.7%		119,532,750
Net other assets (liabilities) – 11.3%		15,159,810

NET ASSETS – 100.0%		$134,692,560

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $197,319,600)	(708)	$648,464

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $32,880,825)	(29,501)	$(332,352)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $39,254,654)	(35,219)	(396,669)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

UltraShort Mid-Cap ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (96.1%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $11,021,444 (Collateralized by $11,243,000 Federal Home Loan Bank, 1.87%, 10/1/04, market value $11,242,417)	$11,021,000	$11,021,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,021,000)		11,021,000

	Contracts
Options Purchased(NM)
S&P MidCap 400 Futures Call Option expiring October 2004 @ $900	40	340

TOTAL OPTIONS PURCHASED (Cost $1,180)		340

TOTAL INVESTMENT SECURITIES (Cost $11,022,180) - 96.1%		11,021,340
Net other assets (liabilities) – 3.9%		443,755

NET ASSETS – 100.0%		$11,465,095

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring December 2004 (Underlying face amount at value $3,204,560)	54	$52,196

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring December 2004 (Underlying face amount at value $6,825,250)	23	$53,104

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/28/2005 (Underlying notional amount at value $19,317,732)	(32,565)	$(342,988)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

UltraShort Small-Cap ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (101.2%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $64,123,583 (Collateralized by $17,580,000 Federal Home Loan Bank, 1.87%, 10/1/04, market value $17,579,089 and $48,062,000 Federal National Mortgage Association, 1.57%, 8/25/08, market value $47,826,246)	$64,121,000	$64,121,000

TOTAL REPURCHASE AGREEMENTS (Cost $64,121,000)		64,121,000

	Contracts
Options PurchasedNM
Russell 2000 Futures Call Option expiring November 2004 @ $950	210	4,200

TOTAL OPTIONS PURCHASED (Cost $6,195)		4,200

TOTAL INVESTMENT SECURITIES (Cost $64,127,195) - 101.2%		64,125,200
Net other assets (liabilities) – (1.2)%		(744,947)

NET ASSETS – 100.0%		$63,380,253

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $11,444,000)	40	$(157,180)
E-Mini Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $29,639,960)	518	(473,713)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/28/05 (Underlying notional amount at value $68,551,000)	(119,648)	$(2,134,507)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 12/28/04 (Underlying notional amount at value $17,151,078)	(29,935)	(444,530)

See accompanying notes to the financial statements.

UltraShort Dow 30 ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (156.7%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $5,506,222 (Collateralized by $5,618,000 Federal Home Loan Bank, 1.87%, 10/1/04, market value $5,617,709)	$5,506,000	$5,506,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,506,000)		5,506,000

	Contracts
Options Purchased (NM )
Dow Jones Futures Call Option expiring November 2004 @ $14,000	200	769

TOTAL OPTIONS PURCHASED (Cost $1,450)		769

TOTAL INVESTMENT SECURITIES (Cost $5,507,450) - 156.7%		5,506,769
Net other assets (liabilities) – (56.7)%		(1,993,615)

NET ASSETS – 100.0%		$3,513,154

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Industrial Average Index expiring 12/28/04 (Underlying notional amount at value $6,981,861)	(693)	$(184,613)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

UltraShort OTC ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (103.2%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $230,427,281 (Collateralized by $235,448,000 various Federal National Mortgage Association Securities, 1.70% - 2.03%, 10/1/04 – 4/8/05, market value $235,028,450)	$230,418,000	$230,418,000

TOTAL REPURCHASE AGREEMENTS (Cost $230,418,000)		230,418,000

	Contsracts
Options Purchased(NM)
NASDAQ Futures Call Option expiring November 2004 @ $2,600	1,200	4,560

TOTAL OPTIONS PURCHASED (Cost $11,400)		4,560

TOTAL INVESTMENT SECURITIES (Cost $230,429,400) - 103.2%		230,422,560
Net other assets (liabilities) – (3.2)%		(7,245,627)

NET ASSETS – 100.0%		$223,176,933

Futures Contracts Sold

	Contracts	Unrealized Appreciation Depreciation
E-Mini NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $12,800,640)	452	$(86,076)
NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $83,797,600)	592	277,236

Swap Agreements

	Units
Equity Index Swap Agreement based on the NASDAQ-100 expiring 12/28/04 (Underlying notional amount at value $136,027,383)	(96,286)	$(3,129,672)
Equity Index Swap Agreement based on the NASDAQ-100 expiring 3/1/05 (Underlying notional amount at value $45,840,931)	(32,448)	(877,980)
Equity Index Swap Agreement based on the NASDAQ-100 expiring 10/28/04 (Underlying notional amount at value $171,380,384)	(121,311)	(3,282,874)

NM	Not meaningful, amount is less then 0.05%.

See accompanying notes to the financial statements.

Banks UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (75.2%)
Amcore Financial, Inc.	USCCB	207	$5,875
AmSouth Bancorp	USSCB	2,967	72,395
Anchor BanCorp Wisconsin, Inc.	SALTC	207	5,361
Associated Banc-Corp.	USCCB	897	28,767
Astoria Financial Corp.	SALTE	552	19,590
BancorpSouth, Inc.	USSCB	621	14,277
Bank of America Corp.	SRBUS	34,224	1,482,925
Bank of Hawaii Corp.	USWCB	414	19,562
Bank of New York Company, Inc.	FIDUB	6,555	191,209
Banknorth Group, Inc.	USECB	1,449	50,715
BB&T Corp.	USSCB	4,692	186,224
Cathay Bancorp, Inc. *	USWCB	414	15,397
Chittenden Corp.	USECB	414	11,282
Citizens Banking Corp.	USCCB	345	11,237
City National Corp.	USWCB	414	26,889
Colonial BancGroup, Inc.	USSCB	1,104	22,577
Comerica, Inc.	SRBUS	1,311	77,808
Commerce Bancorp, Inc.	USECB	690	38,088
Commerce Bancshares, Inc.	USCCB	552	26,546
Commercial Federal Corp.	SALTC	345	9,308
Community First Bankshares, Inc.	USCCB	345	11,061
Compass Bancshares, Inc.	USSCB	1,035	45,354
Cullen/Frost Bankers, Inc.	USCCB	414	19,239
Dime Community Bancshares, Inc.	SALTE	276	4,637
Downey Financial Corp.	SALTW	207	11,377
East-West Bancorp, Inc.	USWCB	414	13,906
F.N.B. Corp.	USECB	345	7,635
Fifth Third Bancorp	SRBUS	4,002	196,978
First BanCorp	USSCB	345	16,664
First Horizon National Corp.	USSCB	1,035	44,878
First Midwest Bancorp, Inc.	USCCB	414	14,308
First National Bancshares of Florida	USSCB	414	10,164
First Niagara Financial Group, Inc.	SALTE	690	9,232
FirstFed Financial Corp. *	SALTW	138	6,745
FirstMerit Corp.	USCCB	621	16,335
Fremont General Corp.	USWCB	552	12,779
Fulton Financial Corp.	USECB	1,035	22,149
Golden West Financial Corp.	SALTW	1,311	145,455
Greater Bay Bancorp	USWCB	414	11,903
GreenPoint Financial Corp.	SALTE	966	44,832
Harbor Florida Bancshares, Inc.	SALTS	207	6,438
Hibernia Corp.	USSCB	1,311	34,624
Hudson City Bancorp, Inc.	SALTE	552	19,728
Hudson United Bancorp	USECB	345	12,713
Huntington Bancshares, Inc.	SRBUS	1,794	44,689
Independence Community Bank Corp.	SALTE	690	26,945
IndyMac Bancorp, Inc.	FINMB	483	17,485
J.P. Morgan Chase & Co.	FINIB	29,946	1,189,755
KeyCorp	SRBUS	3,450	109,020
M&T Bank Corp.	USECB	759	72,637
MAF Bancorp, Inc.	SALTC	276	11,904
Marshall & Ilsley Corp.	USCCB	1,725	69,517

See accompanying notes to the financial statements.

Mercantile Bankshares Corp.	USECB	690	33,092
National City Corp.	SRBUS	4,898	189,161
National Commerce Financial Corp.	USSCB	1,725	59,012
Net.B@nk, Inc.	INTFS	414	4,144
New York Community Bancorp	SALTE	2,001	41,101
North Fork Bancorp, Inc.	USECB	1,449	64,408
Northern Trust Corp.	FIDUB	1,725	70,380
OceanFirst Financial Corp.	SALTE	69	1,674
Old National Bancorp	USCCB	552	13,712
Pacific Capital Bancorp	USWCB	345	10,205
Park National Corp.	USCCB	69	8,779
People’s Bank	SALTE	759	27,119
PFF Bancorp, Inc.	SALTW	138	5,281
Piper Jaffray *	FINIB	138	5,463
PNC Financial Services Group	SRBUS	2,346	126,919
Popular, Inc.	USSCB	2,070	54,441
Provident Bankshares Corp.	USECB	276	9,260
Provident Financial Services, Inc.	SALTE	690	11,903
Regions Financial Corp.	USSCB	3,864	127,744
Republic Bancorp, Inc.	USCCB	552	8,501
Silicon Valley Bancshares *	USWCB	276	10,259
Sky Financial Group, Inc.	USCCB	897	22,425
South Financial Group, Inc.	USSCB	552	15,566
SouthTrust Corp.	USSCB	2,829	117,856
Southwest Bancorporation of Texas, Inc.	USCCB	552	11,117
Sovereign Bancorp, Inc.	SALTE	2,898	63,234
Sterling Bancshares, Inc.	USCCB	345	4,640
SunTrust Banks, Inc.	SRBUS	2,277	160,324
Susquehanna Bancshares, Inc.	USECB	414	10,184
Synovus Financial Corp.	USSCB	2,139	55,935
TCF Financial Corp.	USCCB	1,104	33,439
Texas Regional Bancshares, Inc. - Class A	USCCB	414	12,871
TrustCo Bank Corp. NY	USECB	621	7,961
Trustmark Corp.	USSCB	414	12,867
U.S. Bancorp	SRBUS	15,801	456,649
UCBH Holdings, Inc.	USWCB	414	16,175
UnionBanCal Corp.	USWCB	414	24,513
United Bankshares, Inc.	USSCB	345	11,954
Valley National Bancorp	USECB	828	21,147
W Holding Co., Inc.	USSCB	690	13,110
Wachovia Corp.	SRBUS	11,040	518,328
Washington Federal, Inc.	SALTW	690	17,354
Washington Mutual, Inc.	SALTW	7,314	285,831
Webster Financial Corp.	USECB	414	20,447
Wells Fargo & Co.	SRBUS	14,214	847,581
Westamerica Bancorporation	USWCB	276	15,150
Whitney Holding Corp.	USSCB	345	14,490
Wilmington Trust Corp.	FIDUB	552	19,988
Zions Bancorp	USWCB	759	46,328

TOTAL COMMON STOCKS (Cost $7,804,002)			8,337,140

Principal Amount
Repurchase Agreements (23.9%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $2,646,107 (Collateralized by $2,700,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $2,699,872)	$2,646,000	2,646,000

See accompanying notes to the financial statements.

TOTAL REPURCHASE AGREEMENTS (Cost $2,646,000)	2,646,000

TOTAL INVESTMENT SECURITIES (Cost $10,450,002) - 99.1%	10,983,140
Net other assets (liabilities) – 0.9%	99,483

NET ASSETS – 100.0%	$11,082,623

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 10/25/04 (Underlying notional amount at value $8,337,034)	69	$109,497

*	Non-Income producing security

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
FIDUB	Fiduciary Banks	2.5%
FINIB	Finance - Investment Banker/Broker	10.8%
FINMB	Finance - Mortgage Loan/Banker	0.2%
INTFS	Internet Financial Services	NM
SALTC	Savings & Loans/Thrifts - Central U.S.	0.2%
SALTE	Savings & Loans/Thrifts - Eastern U.S.	2.4%
SALTS	Savings & Loans/Thrifts - Southern U.S.	0.1%
SALTW	Savings & Loans/Thrifts - Western U.S.	4.3%
SRBUS	Super - Regional Banks - U.S.	38.0%
USCCB	Commercial Banks - Central U.S.	2.9%
USECB	Commercial Banks - Eastern U.S.	3.4%
USSCB	Commercial Banks - Southern U.S.	8.4%
USWCB	Commercial Banks - Western U.S.	2.0%
	Other**	24.8%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Basic Materials UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (74.5%)
Air Products & Chemicals, Inc.	CHEME	5,396	$293,434
Airgas, Inc.	CHEME	1,672	40,245
AK Steel Holding Corp. *	IRONS	2,660	21,706
Albemarle Corp.	CHEME	836	29,335
Alcoa, Inc.	MINIG	22,192	745,429
Allegheny Technologies, Inc.	IRONS	1,976	36,062
Avery Dennison Corp.	HOUPW	2,508	164,976
Boise Cascade Corp.	FORPP	2,204	73,349
Bowater, Inc.	FORPP	1,444	55,146
Cabot Corp.	CHEME	1,596	61,558
Cabot Microelectronics Corp. *	CHEME	608	22,040
Cambrex Corp.	BIOTE	608	13,346
Caraustar Industries, Inc. *	FORPP	760	12,745
Carpenter Technology Corp.	IRONS	532	25,398
Cleveland-Cliffs, Inc. *	IRONS	304	24,584
Coeur d’Alene Mines Corp. *	MINIG	5,472	25,937
Crompton Corp.	CHEME	2,888	27,407
Cytec Industries, Inc.	CHEME	912	44,642
Dow Chemical Co.	CHEME	23,940	1,081,609
Du Pont (E.I.) de Nemours	CHEME	25,460	1,089,688
Eastman Chemical Co.	CHEME	1,976	93,959
Ecolab, Inc.	CHEME	4,712	148,145
Engelhard Corp.	CHEME	3,192	90,493
Ferro Corp.	CHEME	1,064	23,206
FMC Corp. *	CHEME	912	44,296
Freeport-McMoRan Cop/ Gld, Inc. - Class B	MINIG	4,408	178,524
Fuller (H.B.) Co.	CHEME	760	20,824
Georgia Gulf Corp.	CHEME	836	37,277
Georgia Pacific Corp.	FORPP	5,776	207,647
Great Lakes Chemical Corp.	CHEME	1,140	29,184
Hercules, Inc. *	CHEME	2,584	36,822
IMC Global, Inc. *	CHEME	2,660	46,257
International Flavors & Fragrances, Inc.	CHEME	2,052	78,386
International Paper Co.	FORPP	12,388	500,600
International Steel Group, Inc. *	IRONS	1,748	58,908
Louisiana-Pacific Corp.	FORPP	2,584	67,055
Lubrizol Corp.	CHEME	1,216	42,074
Lyondell Chemical Co.	CHEME	4,332	97,297
Macdermid, Inc.	CHEME	608	17,608
MeadWestvaco Corp.	FORPP	5,168	164,859
Meridian Gold, Inc. *	MINIG	2,508	41,934
Millennium Chemicals, Inc. *	CHEME	1,672	35,463
Minerals Technologies, Inc.	CHEME	532	31,314
Newmont Mining Corp.	MINIG	10,336	470,598
Nucor Corp.	IRONS	1,824	166,658
Olin Corp.	CHEME	1,748	34,960
OM Group, Inc. *	CHEME	760	27,786
Phelps Dodge Corp.	MINIG	2,432	223,817
Pope & Talbot, Inc.	FORPP	380	6,688

See accompanying notes to the financial statements.

Potlatch Corp.	FORPP	760	35,576
PPG Industries, Inc.	CHEME	4,332	265,465
Praxair, Inc.	CHEME	8,284	354,058
Rohm & Haas Co.	CHEME	3,648	156,755
RPM, Inc.	CHEME	2,964	52,315
RTI International Metals, Inc. *	MINIG	532	10,305
Ryerson Tull, Inc.	IRONS	608	10,439
Schulman (A.), Inc.	CHEME	760	16,750
Sensient Technologies Corp.	CHEME	1,140	24,670
Sigma-Aldrich Corp.	CHEME	1,520	88,160
Steel Dynamics, Inc.	IRONS	1,216	46,962
Stillwater Mining Co. *	MINIG	1,140	17,670
Tredegar Corp.	MISMA	608	11,066
United States Steel Corp.	IRONS	2,888	108,647
Valspar Corp.	CHEME	1,216	56,763
Wausau-Mosinee Paper Corp.	FORPP	1,216	20,246
WD-40 Co.	HOUPW	380	10,868
Wellman, Inc.	CHEME	836	7,089
Weyerhaeuser Co.	FORPP	5,700	378,936
Worthington Industries, Inc.	METFH	1,824	38,942

TOTAL COMMON STOCKS (Cost $7,354,053)			8,622,957

	Principal Amount
Repurchase Agreements (21.7%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $2,518,101 (Collateralized by $2,581,000 Federal National Mortgage Association, 1.86%, 12/29/04, market value $2,569,604)	$2,518,000	2,518,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,518,000)		2,518,000

TOTAL INVESTMENT SECURITIES (Cost $9,872,053) - 96.2%		11,140,957
Net other assets (liabilities) – 3.8%		438,262

NET ASSETS – 100.0%		$11,579,219

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Sector Index expiring 10/25/04 (Underlying notional amount at value $8,622,957)	76	$377,681

*	Non-income producing security

See accompanying notes to the financial statements.

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
BIOTE	Biotechnology	0.1%
CHEME	Chemicals	40.2%
FORPP	Forest Products & Paper	13.2%
HOUPW	Household Products/Wares	1.5%
IRONS	Iron/Steel	4.3%
METFH	Metal Fabricate/Hardware	0.3%
MINIG	Mining	14.8%
MISMA	Miscellaneous Manufacturing	0.1%
	Other**	25.5%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Biotechnology UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (75.4%)
Abgenix, Inc. *	PHARM	5,200	$51,272
Affymetrix, Inc. *	BIOTE	4,160	127,754
Albany Molecular Research, Inc. *	COMSV	1,456	13,978
Alexion Pharmaceuticals, Inc. *	BIOTE	1,872	33,696
Amgen, Inc. *	BIOTE	85,488	4,845,459
Amylin Pharmaceuticals, Inc. *	PHARM	5,616	115,240
Applera Corp. - Applied Biosystems Group	ELETR	13,728	259,047
Applera Corp. - Celera Genomics Group*	BIOTE	4,992	58,356
Biogen Idec, Inc. *	BIOTE	22,880	1,399,570
Celgene Corp. *	BIOTE	5,616	327,020
Cell Genesys, Inc. *	BIOTE	3,120	27,986
Cell Therapeutics, Inc. *	PHARM	3,536	24,257
Charles River Laboratories Intl., Inc. *	BIOTE	3,120	142,896
Chiron Corp. *	BIOTE	7,488	330,970
Covance, Inc. *	HEALS	4,160	166,275
Cubist Pharmaceuticals, Inc. *	PHARM	2,704	26,716
CuraGen Corp. *	BIOTE	2,704	14,872
CV Therapeutics, Inc. *	PHARM	2,080	26,000
Dade Behring Holdings, Inc. *	HEALP	2,912	162,251
Delta & Pine Land Co.	AGRIC	2,496	66,768
Enzo Biochem, Inc. *	BIOTE	1,872	28,080
Enzon, Inc. *	BIOTE	2,912	46,446
Gen-Probe, Inc. *	HEALP	3,328	132,687
Gene Logic, Inc. *	BIOTE	2,080	7,738
Genentech, Inc. *	BIOTE	31,616	1,657,310
Genzyme Corp. - General Division *	BIOTE	15,392	837,479
Gilead Sciences, Inc. *	PHARM	29,120	1,088,505
Human Genome Sciences, Inc. *	BIOTE	8,736	95,310
ICOS Corp. *	BIOTE	3,952	95,401
IDEXX Laboratories, Inc. *	HEALP	2,288	116,093
ImClone Systems, Inc. *	PHARM	4,576	241,842
Immunomedics, Inc. *	BIOTE	2,704	7,030
Incyte Genomics, Inc. *	BIOTE	4,992	48,073
InterMune, Inc. *	BIOTE	1,872	22,071
Invitrogen Corp. *	BIOTE	3,536	194,445
Laboratory Corp. of America Holdings *	HEALS	9,568	418,313
Lexicon Genetics, Inc. *	BIOTE	2,912	19,190
Ligand Pharmaceuticals, Inc. – Class B*	PHARM	4,992	50,020
Martek Biosciences Corp. *	BIOTE	1,872	91,054
Maxygen, Inc. *	BIOTE	1,872	18,514
Medarex, Inc. *	PHARM	5,408	39,911
MedImmune, Inc. *	BIOTE	16,848	399,298
Millennium Pharmaceuticals, Inc. *	BIOTE	20,592	282,316
Molecular Devices Corp. *	ELETR	1,040	24,513
Monsanto Co.	AGRIC	17,888	651,481
Myriad Genetics, Inc. *	BIOTE	2,080	35,568
Nabi Biopharmaceuticals *	PHARM	3,952	52,878
Neurocrine Biosciences, Inc. *	PHARM	2,496	117,711
NPS Pharmaceuticals, Inc. *	PHARM	2,704	58,893
Onyx Pharmaceuticals, Inc. *	PHARM	2,288	98,407
OSI Pharmaceuticals, Inc. *	PHARM	2,496	153,404
PAREXEL International Corp. *	COMSV	1,664	32,614

See accompanying notes to the financial statements.

Pharmaceutical Product Development, Inc.*	COMSV	3,328	119,808
Protein Design Labs, Inc. *	BIOTE	6,448	126,252
Quest Diagnostics, Inc.	HEALS	5,408	477,094
Regeneron Pharmaceuticals, Inc. *	BIOTE	2,496	21,665
Savient Pharmaceuticals, Inc. *	BIOTE	4,160	9,568
Techne Corp. *	HEALP	2,704	103,239
Telik, Inc. *	BIOTE	2,704	60,299
The Medicines Co. *	PHARM	3,120	75,317
Transkaryotic Therapies, Inc *	BIOTE	1,872	33,191
Trimeris, Inc. *	PHARM	1,040	15,652
United Therapeutics Corp. *	PHARM	1,456	50,858
Vertex Pharmaceuticals, Inc. *	BIOTE	5,408	56,784
Vicuron Pharmaceuticals, Inc. *	PHARM	3,744	54,962
Xoma, Ltd. *	BIOTE	5,824	13,512

TOTAL COMMON STOCKS (Cost $13,694,679)			16,601,179

	Principal Amount
Repurchase Agreements (25.3%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $5,577,225 (Collateralized by $5,714,000 Federal National Mortgage Association, 1.86%, 12/22/04, market value $5,689,477)	$5,577,000	5,577,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,577,000)		5,577,000

TOTAL INVESTMENT SECURITIES (Cost $19,271,679) - 100.7%		22,178,179
Net other assets (liabilities) – (0.7)%		(159,141)

NET ASSETS – 100.0%		$22,020,038

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 10/25/04 (Underlying notional amount at value $16,601,179)	208	$(51,447)

*	Non-income producing security

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Abbreviation Industry	Industry	Percentage of Net Assets
AGRIC	Agriculture	3.3%
BIOTE	Biotechnology	52.3%
COMSV	Commercial Services	0.8%
ELETR	Electrical Components & Equipment	1.3%
HEALP	Healthcare-Products	2.3%
HEALS	Healthcare-Services	4.8%
PHARM	Pharmaceuticals	10.6%
	Other**	24.6%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Consumer Cyclical UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (75.1%)
Abercrombie & Fitch Co. - Class A	RETAL	54	$1,701
Amazon.com, Inc. *	INTER	132	5,394
AmerisourceBergen Corp.	PHARM	54	2,900
AutoNation, Inc. *	RETAL	132	2,255
Bed Bath & Beyond, Inc. *	RETAL	120	4,453
Best Buy Co., Inc.	RETAL	114	6,183
Brinker International, Inc. *	RETAL	54	1,682
Brunswick Corp.	LEISU	66	3,020
Cablevision Systems New York Group *	MEDIA	108	2,190
Caesars Entertainment, Inc. *	LODGE	144	2,405
Cardinal Health, Inc.	PHARM	150	6,566
Carnival Corp.	LEISU	180	8,512
Centex Corp.	HOMEB	54	2,725
Chico’s FAS, Inc. *	RETAL	36	1,231
Clear Channel Communications, Inc.	MEDIA	228	7,107
Coach, Inc. *	APPAR	78	3,309
Comcast Corp. - Special Class A *	MEDIA	732	20,672
Costco Wholesale Corp.	RETAL	156	6,483
Cox Communications, Inc. - Class A *	MEDIA	72	2,385
CVS Corp.	RETAL	132	5,561
D.R. Horton, Inc.	HOMEB	126	4,171
Delphi Automotive Systems Corp.	AUTPE	342	3,177
DIRECTV Group, Inc. *	MEDIA	264	4,644
Dollar General Corp.	RETAL	114	2,297
Dollar Tree Stores, Inc. *	RETAL	72	1,940
Eastman Kodak Co.	MISMA	132	4,253
EchoStar Communications Corp. – Class A*	MEDIA	84	2,614
Electronic Arts, Inc. *	SOFTW	120	5,519
Family Dollar Stores, Inc.	RETAL	72	1,951
Fastenal Co.	DISTW	30	1,728
Federated Department Stores, Inc.	RETAL	78	3,544
Foot Locker, Inc.	RETAL	72	1,706
Ford Motor Co.	AUTOM	690	9,695
Fox Entertainment Group, Inc. - Class A *	MEDIA	66	1,831
Gannett Co., Inc.	MEDIA	96	8,041
Gap, Inc.	RETAL	264	4,937
General Motors Corp.	AUTOM	180	7,646
Genuine Parts Co.	DISTW	90	3,454
Harley-Davidson, Inc.	LEISU	102	6,063
Harman International Industries, Inc.	HOMEF	42	4,526
Harrah’s Entertainment, Inc.	LODGE	60	3,179
Hilton Hotels Corp.	LODGE	210	3,956
Home Depot, Inc.	RETAL	816	31,988
International Game Technology	ENTER	120	4,314
Interpublic Group of Companies, Inc. *	ADVER	186	1,970
Johnson Controls, Inc.	AUTPE	90	5,113
Jones Apparel Group, Inc.	APPAR	48	1,718
Knight-Ridder, Inc.	MEDIA	42	2,749

See accompanying notes to the financial statements.

Kohls Corp. *	RETAL	102	4,915
Lamar Advertising Co. *	ADVER	48	1,997
Lear Corp.	AUTPE	60	3,267
Leggett & Platt, Inc.	HOMEF	90	2,529
Lennar Corp. - Class B	HOMEB	60	2,856
Liberty Media Corp. - Class A *	MEDIA	888	7,743
Limited, Inc.	RETAL	150	3,344
Liz Claiborne, Inc.	APPAR	66	2,490
Lowe’s Cos., Inc.	RETAL	258	14,023
Manadalay Resort Group	LODGE	24	1,648
Marriott International, Inc. - Class A	LODGE	78	4,053
Mattel, Inc.	TOYGH	162	2,937
May Department Stores Co.	RETAL	102	2,614
McDonald’s Corp.	RETAL	444	12,445
McGraw-Hill Companies, Inc.	MEDIA	66	5,260
McKesson Corp.	COMSV	114	2,924
Michaels Stores, Inc.	RETAL	30	1,776
Mohawk Industries, Inc. *	TEXTI	36	2,858
New York Times Co. - Class A	MEDIA	66	2,581
Nike, Inc. - Class B	APPAR	72	5,673
Nordstrom, Inc.	RETAL	72	2,753
NTL, Inc. *	TELEC	48	2,979
Office Depot, Inc. *	RETAL	162	2,435
Omnicom Group, Inc.	ADVER	84	6,137
Penney (J.C.) Co.	RETAL	114	4,022
Petsmart, Inc.	RETAL	84	2,385
Pulte Homes, Inc.	HOMEB	48	2,946
RadioShack Corp.	RETAL	132	3,780
Ross Stores, Inc.	RETAL	66	1,547
Royal Caribbean Cruises, Ltd.	LEISU	66	2,878
Sears, Roebuck & Co.	RETAL	90	3,587
Sirius Satellite Radio, Inc. *	MEDIA	636	2,035
Southwest Airlines Co.	AIRLI	318	4,331
Staples, Inc.	RETAL	210	6,262
Starbucks Corp. *	RETAL	144	6,546
Starwood Hotels & Resorts Worldwide, Inc.	LODGE	114	5,291
Target Corp.	RETAL	294	13,305
Tiffany & Co.	RETAL	84	2,582
Time Warner, Inc. *	MEDIA	1,632	26,339
TJX Companies, Inc.	RETAL	186	4,099
Toys R Us, Inc. *	RETAL	138	2,448
Tribune Co.	MEDIA	72	2,963
Univision Communications, Inc. – Class A *	MEDIA	90	2,845
Viacom, Inc. - Class B	MEDIA	546	18,324
Wal-Mart Stores, Inc.	RETAL	894	47,562
Walgreen Co.	RETAL	360	12,899
Walt Disney Co.	MEDIA	750	16,913
Washington Post Co. - Class B	MEDIA	6	5,520
Wendy’s International, Inc.	RETAL	54	1,814
Whirlpool Corp.	HOMEF	36	2,163
XM Satellite Radio Holdings, Inc.–Class A*	MEDIA	96	2,978
YUM! Brands, Inc.	RETAL	120	4,879

TOTAL COMMON STOCKS (Cost $525,048)			550,938

See accompanying notes to the financial statements.

	Principal Amount
Repurchase Agreements (28.3%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $208,008 (Collateralized by $215,000 various Federal National Mortgage Association Securities, 1.86 –2.03%, 12/29/04 –4/8/05, market value $213,100)	$208,000	208,000

TOTAL REPURCHASE AGREEMENTS (Cost $208,000)		208,000

TOTAL INVESTMENT SECURITIES (Cost $733,048) - 103.4%		758,938
Net other assets (liabilities) – (3.4)%		(25,193)

NET ASSETS – 100.0%		$733,745

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Cyclical Sector Index expiring 10/22/04 (Underlying notional amount at value $549,718)	6	$401

*	Non-income producing security

Consumer Cyclical UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	1.4%
AIRLI	Airlines	0.6%
APPAR	Apparal	1.8%
AUTOM	Auto Manufacturers	2.4%
AUTPE	Auto Parts & Equipment	1.6%
COMSV	Commercial Services	0.4%
DISTW	Distribution/Wholesale	0.7%
ENTER	Entertainment	0.6%
HOMEB	Home Builders	1.7%
HOMEF	Home Furnishings	1.3%
INTER	Internet	0.7%
LEISU	Leisure Time	2.8%
LODGE	Lodging	2.8%
MEDIA	Media	19.8%
MISMA	Miscellaneous Manufacturing	0.6%
PHARM	Pharmacueticals	1.3%
RETAL	Retail	32.6%
SOFTW	Software	0.8%
TELEC	Telecommunications	0.4%
TEXTI	Textiles	0.4%
TOYGH	Toys/Games/Hobbies	0.4%
	Other**	24.9%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Consumer Non-Cyclical UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (75.4%)
Alberto-Culver Co. - Class B	COSPC	171	$7,435
Albertson’s, Inc.	FOOD	646	15,459
Altria Group, Inc.	AGRIC	4,142	194,841
American Italian Pasta Co.	FOOD	38	994
Anheuser-Busch Companies, Inc.	BEVER	1,615	80,669
Apollo Group, Inc. - Class A *	COMSV	323	23,699
Archer-Daniels-Midland Co.	AGRIC	1,197	20,325
Avon Products, Inc.	COSPC	950	41,496
Black & Decker Corp.	HANMT	171	13,242
Block H & R, Inc.	COMSV	304	15,024
Blyth, Inc.	HOUPW	76	2,348
Brown-Forman Corp.	CHEME	76	3,481
Bunge, Ltd.	AGRIC	228	9,115
Campbell Soup Co.	FOOD	513	13,487
Career Education Corp. *	COMSV	209	5,942
Casey’s General Stores, Inc.	RETAL	95	1,766
Cendant Corp.	COMSV	2,052	44,322
Chemed Corp.	COMSV	19	1,059
Chiquita Brands International, Inc. *	FOOD	76	1,323
Church & Dwight, Inc.	HOUPW	133	3,732
Clorox Co.	HOUPW	323	17,216
Coca-Cola Co.	BEVER	4,541	181,868
Coca-Cola Enterprises, Inc.	BEVER	494	9,337
Colgate-Palmolive Co.	COSPC	1,064	48,072
ConAgra Foods, Inc.	FOOD	1,064	27,354
Constellation Brands, Inc. *	BEVER	190	7,231
Coors (Adolph) Co. - Class B	BEVER	57	3,871
Corinthian Colleges, Inc. *	COMSV	190	2,561
Corn Products International, Inc.	FOOD	76	3,504
Dean Foods Co. *	FOOD	323	9,696
Del Monte Foods Co. *	FOOD	399	4,186
DeVry, Inc. *	COMSV	133	2,754
Dreyer’s Grand Ice Cream Holdings, Inc.	FOOD	38	3,039
eBay, Inc. *	INTER	1,007	92,585
Education Management Corp. *	COMSV	114	3,037
Energizer Holdings, Inc. *	ELECE	152	7,007
Flowers Foods, Inc.	FOOD	76	1,965
Fortune Brands, Inc.	HOUPW	285	21,116
General Mills, Inc.	FOOD	608	27,299
Gillette Co.	COSPC	1,843	76,927
Hain Celestial Group, Inc. *	FOOD	57	1,008
Heinz (H.J.) Co.	FOOD	703	25,322
Hershey Foods Corp.	FOOD	342	15,975
Hormel Foods Corp.	FOOD	152	4,071
InterActiveCorp *	INTER	1,007	22,174
ITT Educational Services, Inc. *	COMSV	95	3,425
JM Smucker Co.	FOOD	114	5,063
Kellogg Co.	FOOD	475	20,264
Kimberly-Clark Corp.	COSPC	1,007	65,042
Kraft Foods, Inc.	FOOD	532	16,875
Kroger Co. *	FOOD	1,368	21,231
Lancaster Colony Corp.	MISMA	57	2,404

See accompanying notes to the financial statements.

Laureate Education, Inc. *	COMSV	76	2,829
Loews Corp. - Carolina Group	AGRIC	114	2,778
Matthews International Corp. – Class A	MISMA	57	1,931
McCormick & Co., Inc.	FOOD	247	8,482
NBTY, Inc. *	PHARM	114	2,458
Newell Rubbermaid, Inc.	HOUSE	551	11,042
Nu Skin Enterprises, Inc.	RETAL	114	2,680
PepsiAmericas, Inc.	BEVER	133	2,540
PepsiCo, Inc.	BEVER	3,420	166,383
Performance Food Group Co. *	FOOD	95	2,252
Pre-Paid Legal Services, Inc. *	COMSV	38	976
PRICELINE.COM, Inc. *	INTER	38	842
Procter & Gamble Co.	COSPC	5,187	280,719
Ralcorp Holdings, Inc. *	FOOD	57	2,058
Regis Corp.	RETAL	95	3,821
Rent-A-Center, Inc. *	COMSV	152	3,931
Reynolds American, Inc.	AGRIC	171	11,635
Safeway, Inc. *	FOOD	893	17,244
Sara Lee Corp.	FOOD	1,596	36,484
Service Corporation International *	COMSV	684	4,248
Smithfield Foods, Inc. *	FOOD	171	4,275
Snap-on, Inc.	HANMT	114	3,142
Sotheby’s Holdings, Inc. - Class A *	COMSV	95	1,493
Stamps.com, Inc.	INTER	38	505
Stanley Works	HANMT	171	7,273
Stewart Enterprises, Inc. - Class A *	COMSV	190	1,321
Strayer Education, Inc.	COMSV	19	2,185
SuperValu, Inc.	FOOD	266	7,328
Sysco Corp.	FOOD	1,292	38,656
The Estee Lauder Companies, Inc.	COSPC	247	10,325
The Pepsi Bottling Group, Inc.	BEVER	323	8,769
The Robert Mondavi Corp. - Class A*	BEVER	19	744
The Scotts Co. - Class A *	HOUPW	38	2,438
The ServiceMaster Co.	COMSV	589	7,575
Tootsie Roll Industries, Inc.	FOOD	38	1,110
Tupperware Corp.	HOUPW	114	1,936
Tyson Foods, Inc. - Class A	FOOD	475	7,610
United Rentals, Inc. *	COMSV	133	2,113
Universal Corp.	AGRIC	57	2,544
UST, Inc.	AGRIC	342	13,769
VCA Antech, Inc. *	PHARM	171	3,528
Weight Watchers International, Inc. *	COMSV	76	2,950
Whole Foods Market, Inc.	FOOD	133	11,410
Wild Oats Markets, Inc. *	FOOD	57	492
Winn-Dixie Stores, Inc.	FOOD	171	528
Wrigley (WM.) JR Co.	FOOD	285	18,043
Yankee Candle Co., Inc. *	HOUPW	95	2,751

TOTAL COMMON STOCKS (Cost $1,898,766)			1,983,384

Principal Amount
Repurchase Agreements (25.2%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $663,027 (Collateralized by $681,000 various Federal National Mortgage Association Securities, 1.86%, 12/22/04 – 12/29/04, market value $677,999)	$663,000	663,000

See accompanying notes to the financial statements.

TOTAL REPURCHASE AGREEMENTS (Cost $663,000)	663,000

TOTAL INVESTMENT SECURITIES (Cost $2,561,766) - 100.6%	2,646,384
Net other assets (liabilities) – (0.6)%	(15,892)

NET ASSETS – 100.0%	$2,630,492

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Non-Cyclical Sector Index expiring 10/22/04 (Underlying notional amount at value $1,968,756)	19	$16,127

*	Non-income producing security

Consumer Non-Cyclical UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
AGRIC	Agriculture	9.7%
BEVER	Beverages	17.5%
CHEME	Chemicals	0.1%
COMSV	Commercial Services	5.0%
COSPC	Cosmetics/Personal Care	20.2%
ELECE	Electrical Components & Equipment	0.3%
FOOD	Food	14.2%
HANMT	Hand/Machine Tools	0.9%
HOUPW	Household Products/Wares	2.0%
HOUSE	Housewares	0.4%
INTER	Internet	4.4%
MISMA	Miscellaneous Manufacturing	0.2%
PHARM	Pharmaceuticals	0.2%
RETAL	Retail	0.3%
	Other**	24.6%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Energy UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (74.7%)
Amerada Hess Corp.	OILGA	4,630	$412,070
Anadarko Petroleum Corp.	OILGA	14,353	952,465
Apache Corp.	OILGA	18,983	951,238
Arch Coal, Inc.	COAL	3,241	115,023
Atwood Oceanics, Inc. *	OILGA	463	22,011
Baker Hughes, Inc.	OILGS	19,446	850,179
BJ Services Co.	OILGS	9,260	485,317
Burlington Resources, Inc.	OILGA	23,150	944,520
Cabot Oil & Gas Corp.	OILGA	1,852	83,155
Chesapeake Energy Corp.	OILGA	15,742	249,196
ChevronTexaco Corp.	OILGA	124,547	6,680,701
Cimarex Energy Co. *	OILGA	2,315	80,886
ConocoPhillips	OILGA	36,577	3,030,404
CONSOL Energy, Inc.	COAL	5,093	177,695
Cooper Cameron Corp. *	OILGS	3,241	177,736
Core Laboratories N.V. *	OILGS	1,389	34,156
Denbury Resources, Inc. *	OILGA	3,241	82,321
Devon Energy Corp.	OILGA	13,427	953,451
Diamond Offshore Drilling, Inc.	OILGA	3,704	122,195
El Paso Corp.	PIPEL	36,114	331,888
Ensco International, Inc.	OILGA	8,797	287,398
EOG Resources, Inc.	OILGA	6,945	457,328
Exxon Mobil Corp.	OILGA	380,586	18,393,720
FMC Technologies, Inc. *	OILGS	3,704	123,714
Forest Oil Corp. *	OILGA	2,778	83,673
Global Industries, Ltd. *	OILGS	4,630	28,613
GlobalSantaFe Corp.	OILGA	11,112	340,583
Grant Prideco, Inc. *	OILGS	6,482	132,816
Grey Wolf, Inc. *	OILGA	10,649	52,074
Halliburton Co.	OILGS	25,465	857,915
Hanover Compressor Co. *	OILGS	3,704	49,819
Helmerich & Payne, Inc.	OILGA	2,778	79,701
Houston Exploration Co. *	OILGA	1,389	82,437
Input/Output, Inc. *	OILGS	3,704	38,188
Kerr-McGee Corp.	OILGA	7,408	424,108
Key Energy Group *	OILGS	7,408	81,858
Kinder Morgan, Inc.	PIPEL	5,556	349,028
Lone Star Technologies, Inc. *	OILGS	1,852	70,006
Marathon Oil Corp.	OILGA	19,909	821,844
Massey Energy Co.	COAL	4,630	133,946
Maverick Tube Corp. *	OILGS	2,315	71,325
McDermott International, Inc. *	ENGCO	3,241	38,244
Murphy Oil Corp.	OILGA	5,093	441,920
Nabors Industries, Inc. *	OILGA	8,797	416,538
National-Oilwell, Inc. *	OILGS	5,093	167,356
Newfield Exploration Co. *	OILGA	3,704	226,833
Newpark Resources, Inc. *	OILGS	5,093	30,558
Noble Corp. *	OILGA	7,871	353,801
Noble Energy, Inc.	OILGA	3,241	188,756
Occidental Petroleum Corp.	OILGA	22,687	1,268,884

See accompanying notes to the financial statements.

Oceaneering International, Inc. *	OILGS	1,389	51,171
Offshore Logistics, Inc. *	TRANS	1,389	47,809
Parker Drilling Co. *	OILGA	5,556	20,391
Patina Oil & Gas Corp.	OILGA	3,704	109,527
Patterson-UTI Energy, Inc.	OILGA	9,723	185,418
Peabody Energy Corp.	COAL	3,704	220,388
Pioneer Natural Resources Co.	OILGA	8,344	287,712
Plains Exploration & Production Co. *	OILGA	4,630	110,472
Pogo Producing Co.	OILGA	3,241	153,785
Premcor, Inc. *	OILGA	4,630	178,255
Pride International, Inc. *	OILGA	6,945	137,442
Rowan Companies, Inc. *	OILGA	6,019	158,902
Schlumberger, Ltd.	OILGS	34,262	2,306,174
SEACOR SMIT, Inc. *	OILGS	926	43,291
Smith International, Inc. *	OILGS	6,019	365,534
Stone Energy Corp. *	OILGA	1,389	60,783
Sunoco, Inc.	OILGA	4,630	342,527
Superior Energy Services, Inc. *	OILGS	3,241	41,874
Tesoro Petroleum Corp. *	OILGA	3,704	109,379
Tidewater, Inc.	OILGS	3,241	105,495
Transocean Sedco Forex, Inc. *	OILGA	18,520	662,646
Unit Corp. *	OILGA	2,315	81,210
Unocal Corp.	OILGA	15,279	656,997
Valero Energy Corp.	OILGA	7,408	594,196
Varco International, Inc. *	OILGS	5,556	149,012
Veritas DGC, Inc. *	OILGS	1,852	42,189
Vintage Petroleum, Inc.	OILGA	3,241	65,047
Weatherford International, Ltd. *	OILGS	7,871	401,578
Western Gas Resources, Inc.	PIPEL	3,241	92,660
Williams Companies, Inc.	PIPEL	30,095	364,149
XTO Energy, Inc.	OILGA	15,279	496,262

TOTAL COMMON STOCKS (Cost $44,184,262)			51,471,866

	Principal Amount
Repurchase Agreements (23.5%)	$16,206,000	16,206,000

UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $16,206,653 (Collateralized by $16,553,000 various Federal National Mortgage Association Securities, 1.70% - 1.86%, 10/1/04 – 12/22/04, market value $16,530,447)

TOTAL REPURCHASE AGREEMENTS (Cost $16,206,000)		16,206,000

TOTAL INVESTMENT SECURITIES (Cost $60,390,262) - 98.2%		67,677,866
Net other assets (liabilities) – 1.8%		1,272,473

NET ASSETS – 100.0%		$68,950,339

See accompanying notes to the financial statements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Energy Sector Index expiring 12/27/04 (Underlying notional amount at value $51,519,404)	463	$878,747

*	Non-income producing security

Energy UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
COAL	Coal	0.9%
ENGCO	Engineering & Construction	0.1%
OILGA	Oil & Gas	62.2%
OILGS	Oil & Gas Services	9.7%
PIPEL	Pipelines	1.7%
TRANS	Transportation	0.1%
	Other**	25.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Financial UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (74.6%)
ACE, Ltd.	INSUR	1,200	$48,072
AFLAC, Inc.	INSUR	2,240	87,830
Allstate Corp.	INSUR	2,640	126,695
Ambac Financial Group, Inc.	INSUR	720	57,564
American Express Co.	DIVFS	4,480	230,541
American International Group, Inc.	INSUR	8,160	554,799
AmSouth Bancorp	BANKS	1,520	37,088
AON Corp.	INSUR	800	22,992
Archstone-Smith TrustREIT	REITS	1,040	32,906
Avalonbay Communities, Inc.REIT	REITS	880	52,994
Bank of America Corp.	BANKS	14,880	644,751
Bank of New York Co., Inc.	BANKS	3,120	91,010
Banknorth Group, Inc.	BANKS	1,040	36,400
BB&T Corp.	BANKS	2,000	79,380
Bear Stearns Cos., Inc.	DIVFS	560	53,855
Boston Properties, Inc.REIT	REITS	1,120	62,037
Capital One Financial Corp.	DIVFS	1,200	88,680
Chubb Corp.	INSUR	720	50,602
Cincinnati Financial Corp.	INSUR	320	13,190
CIT Group, Inc.	DIVFS	1,360	50,850
Citigroup, Inc.	DIVFS	19,120	843,575
Comerica, Inc.	BANKS	640	37,984
Commerce Bancorp, Inc.	BANKS	480	26,496
Compass Bancshares, Inc.	BANKS	1,040	45,573
Countrywide Credit Industries, Inc.	DIVFS	2,400	94,536
Duke-Weeks Realty Corp.REIT	REITS	1,440	47,808
Equity Office Properties TrustREIT	REITS	1,920	52,320
Equity Residential Properties TrustREIT	REITS	2,080	64,480
Everest Re Group, Ltd.	INSUR	240	17,839
Fannie Mae	DIVFS	3,120	197,808
Fidelity National Financial, Inc.	INSUR	720	27,432
Fifth Third Bancorp	BANKS	1,760	86,627
First Horizon National Corp.	BANKS	560	24,282
Franklin Resources, Inc.	DIVFS	480	26,765
Freddie Mac	DIVFS	2,560	167,014
General Growth Properties, Inc.REIT	REITS	1,200	37,200
Golden West Financial Corp.	SAVLO	560	62,132
Goldman Sachs Group, Inc.	DIVFS	1,680	156,643
GreenPoint Financial Corp.	SAVLO	640	29,702
Hartford Financial Services Group, Inc.	INSUR	1,440	89,179
Huntington Bancshares, Inc.	BANKS	1,040	25,906
iStar Financial, Inc.REIT	REITS	1,520	62,670
J.P. Morgan Chase & Co.	DIVFS	13,199	524,397
Jefferson-Pilot Corp.	INSUR	960	47,674
KeyCorp	BANKS	1,760	55,616
Kimco Realty Corp.REIT *	REITS	800	41,040
Legg Mason, Inc.	DIVFS	960	51,139
Lincoln National Corp.	INSUR	960	45,120
Loews Corp.	INSUR	320	18,720
M&T Bank Corp.	BANKS	320	30,624
Marsh & McLennan Companies, Inc.	INSUR	1,600	73,216
Marshall & Ilsley Corp.	BANKS	1,280	51,584

See accompanying notes to the financial statements.

MBIA, Inc.	INSUR	1,040	60,538
MBNA Corp.	DIVFS	4,400	110,880
Mellon Financial Corp.	BANKS	2,000	55,380
Merrill Lynch & Co., Inc.	DIVFS	3,120	155,126
MetLife, Inc.	INSUR	1,520	58,748
MGIC Investment Corp.	INSUR	480	31,944
Morgan Stanley Dean Witter & Co.	DIVFS	3,760	185,368
National City Corp.	BANKS	2,160	83,419
National Commerce Financial Corp.	BANKS	720	24,631
New York Community Bancorp	SAVLO	1,120	23,005
North Fork Bancorp, Inc.	BANKS	800	35,560
Northern Trust Corp.	BANKS	1,280	52,224
Old Republic International Corp.	INSUR	1,440	36,043
Plum Creek Timber Co, Inc.	FORPP	1,680	58,850
PMI Group, Inc.	INSUR	640	25,971
PNC Financial Services Group	BANKS	960	51,936
Popular, Inc.	BANKS	720	18,936
Principal Financial Group, Inc.	INSUR	960	34,531
Progressive Corp.	INSUR	800	67,800
Prologis REIT	REITS	2,080	73,298
Prudential Financial, Inc.	INSUR	2,000	94,080
Public Storage, Inc.REIT	REITS	880	43,604
Radian Group, Inc.	INSUR	480	22,190
Regions Financial Corp.	BANKS	1,600	52,896
Rouse Co.REIT	REITS	800	53,504
SAFECO Corp.	INSUR	560	25,564
Schwab (Charles) Corp.	DIVFS	5,600	51,464
Simon Property Group, Inc.REIT	REITS	1,040	55,775
SLM Corp.	DIVFS	1,520	67,792
SouthTrust Corp.	BANKS	1,360	56,658
Sovereign Bancorp, Inc.	SAVLO	2,400	52,368
St. Paul Companies, Inc.	INSUR	2,960	97,858
State Street Corp.	BANKS	1,360	58,086
SunTrust Banks, Inc.	BANKS	1,520	107,023
Synovus Financial Corp.	BANKS	1,200	31,380
T. Rowe Price Group, Inc.	DIVFS	640	32,602
Torchmark Corp.	INSUR	480	25,526
U.S. Bancorp	BANKS	7,280	210,392
Unumprovident Corp.	INSUR	2,640	41,422
Vornado Realty TrustREIT	REITS	880	55,158
Wachovia Corp.	BANKS	4,720	221,604
Washington Mutual, Inc.	SAVLO	3,040	118,803
Wells Fargo & Co.	BANKS	6,080	362,550
Willis Group Holdings, Ltd.	INSUR	720	26,928
XL Capital, Ltd. - Class A	INSUR	480	35,515
Zions Bancorp	BANKS	720	43,949

TOTAL COMMON STOCKS (Cost $7,892,491)			8,874,216

	Principal Amount
Repurchase Agreements (28.6%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $3,398,137 (Collateralized by $3,473,000 various Federal National Mortgage Association Securities, 1.70%-1.86%, 10/1/04-12/22/04, market value $3,467,191)	$3,398,000	3,398,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,398,000)		3,398,000

See accompanying notes to the financial statements.

TOTAL INVESTMENT SECURITIES (Cost $11,290,491) - 103.2%	12,272,216
Net other assets (liabilities) – (3.2)%	(385,693)

NET ASSETS – 100.0%	$11,886,523

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Financial Sector Index expiring 12/24/04 (Underlying notional amount at value $8,874,139)	80	$91,341

REIT	Real Estate Investment Trust

Financial UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
BANKS	Banks	23.1%
DIVFS	Diversified Financial Services	25.9%
FORPP	Forest Products & Paper	0.5%
INSUR	Insurance	16.5%
REITS	Real Estate Investment Trust	6.2%
SAVLO	Savings & Loans	2.4%
	Other*	25.4%

*	Including debt securities and repurchase agreements.

See accompanying notes to the financial statements.

Healthcare UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (75.5%)
Abbott Laboratories	PHARM	3,162	$133,941
Accredo Health, Inc. *	PHARM	170	4,007
Aetna, Inc.	HEALS	306	30,579
Affymetrix, Inc. *	BIOTE	170	5,221
Alcon, Inc.	HEALP	170	13,634
Allergan, Inc.	PHARM	272	19,734
Amgen, Inc. *	BIOTE	2,618	148,388
Amylin Pharmaceuticals, Inc. *	PHARM	306	6,279
Andrx Group *	PHARM	272	6,082
Anthem, Inc. *	HEALS	306	26,699
Applera Corp. - Applied Biosystems Group	ELETR	442	8,341
Bard (C.R.), Inc.	HEALP	204	11,553
Barr Laboratories, Inc. *	PHARM	204	8,452
Bausch & Lomb, Inc.	HEALP	170	11,297
Baxter International, Inc.	HEALP	1,258	40,457
Beckman Coulter, Inc.	HEALP	136	7,632
Becton, Dickinson & Co.	HEALP	544	28,125
Biogen Idec, Inc. *	BIOTE	714	43,675
Biomet, Inc.	HEALP	476	22,315
Boston Scientific Corp. *	HEALP	1,258	49,980
Bristol-Myers Squibb Co.	PHARM	3,978	94,159
Caremark Rx, Inc. *	PHARM	952	30,531
Celgene Corp. *	BIOTE	204	11,879
Cephalon, Inc. *	PHARM	170	8,143
Charles River Laboratories Int., Inc. *	BIOTE	102	4,672
Chiron Corp. *	BIOTE	306	13,525
CIGNA Corp.	INSUR	272	18,939
Community Health Systems, Inc. *	HEALS	170	4,536
Cooper Companies, Inc.	HEALP	136	9,323
Covance, Inc. *	HEALS	238	9,513
Coventry Health Care, Inc. *	HEALS	170	9,073
CYTYC Corp. *	HEALP	340	8,211
Dade Behring Holdings, Inc. *	HEALP	136	7,578
DaVita, Inc. *	HEALS	306	9,532
DENTSPLY International, Inc.	HEALP	204	10,596
Edwards Lifesciences Corp. *	HEALP	102	3,417
Eli Lilly & Co.	PHARM	1,972	118,419
Express Scripts, Inc. - Class A *	PHARM	136	8,886
Fisher Scientific International, Inc. *	ELETR	271	15,807
Forest Laboratories, Inc. *	PHARM	748	33,645
Gen-Probe, Inc. *	HEALP	170	6,778
Genentech, Inc. *	BIOTE	952	49,904
Genzyme Corp. - General Division *	BIOTE	544	29,599
Gilead Sciences, Inc. *	PHARM	952	35,586
Guidant Corp.	HEALP	646	42,662
HCA, Inc.	HEALS	918	35,022
Health Management Assoc., Inc. – Class A	HEALS	544	11,114
Health Net, Inc. *	HEALS	306	7,564
Hillenbrand Industries, Inc.	HEALP	102	5,154
Hospira, Inc. *	PHARM	306	9,364
Humana, Inc. *	HEALS	306	6,114
IDEXX Laboratories, Inc. *	HEALP	102	5,175

See accompanying notes to the financial statements.

ImClone Systems, Inc. *	PHARM	136	7,188
INAMED Corp. *	HEALP	102	4,862
Invitrogen Corp. *	BIOTE	170	9,348
IVAX Corp. *	PHARM	544	10,418
Johnson & Johnson	HEALP	6,018	338,993
King Pharmaceuticals, Inc. *	PHARM	476	5,683
Laboratory Corp. of America Holdings *	HEALS	340	14,865
Lincare Holdings, Inc. *	HEALS	170	5,051
Manor Care, Inc.	HEALS	170	5,093
Martek Biosciences Corp. *	BIOTE	102	4,961
Medco Health Solutions, Inc. *	PHARM	612	18,911
Medicis Pharmaceutical Corp.	PHARM	102	3,982
MedImmune, Inc. *	BIOTE	578	13,699
Medtronic, Inc.	HEALP	2,414	125,287
Merck & Co., Inc.	PHARM	4,590	151,469
MGI Pharma, Inc. *	PHARM	204	5,445
Millennium Pharmaceuticals, Inc. *	BIOTE	918	12,586
Monsanto Co.	AGRIC	612	22,289
Mylan Laboratories, Inc.	PHARM	544	9,792
Neurocrine Biosciences, Inc. *	PHARM	68	3,207
Omnicare, Inc.	PHARM	238	6,750
OSI Pharmaceuticals, Inc. *	PHARM	102	6,269
PacifiCare Health Systems, Inc. *	HEALS	272	9,982
Patterson Dental Co. *	HEALP	136	10,412
Pediatrix Medical Group, Inc. *	HEALS	68	3,730
Pfizer, Inc.	PHARM	15,572	476,502
Pharmaceutical Product Development, Inc.*	COMSV	102	3,672
Protein Design Labs, Inc. *	BIOTE	340	6,657
Quest Diagnostics, Inc.	HEALS	170	14,997
Renal Care Group, Inc. *	HEALS	102	3,287
ResMed, Inc. *	HEALP	34	1,619
Respironics, Inc. *	HEALP	102	5,451
Schering-Plough Corp.	PHARM	2,992	57,028
Sepracor, Inc. *	PHARM	238	11,610
St. Jude Medical, Inc. *	HEALP	374	28,151
Stryker Corp.	HEALP	578	27,790
Techne Corp. *	HEALP	238	9,087
Tenet Healthcare Corp. *	HEALS	1,190	12,840
Triad Hospitals, Inc. *	HEALS	170	5,855
UnitedHealth Group, Inc.	HEALS	1,495	110,240
Universal Health Services, Inc. - Class B	HEALS	170	7,395
Varian Medical Systems, Inc. *	HEALP	272	9,403
Watson Pharmaceuticals, Inc. *	PHARM	204	6,010
Wellpoint Health Networks, Inc. *	HEALS	340	35,731
Wyeth	PHARM	2,720	101,728
Zimmer Holdings, Inc. *	HEALP	544	42,998

TOTAL COMMON STOCKS (Cost $2,669,040)			3,089,133

	Principal Amount
Repurchase Agreements (35.5%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $1,454,059 (Collateralized by $1,491,000 Federal National Mortgage Association, 1.86%, 12/22/04, market value $1,484,601)	$1,454,000	1,454,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,454,000)		1,454,000

See accompanying notes to the financial statements.

TOTAL INVESTMENT SECURITIES (Cost $4,123,040) - 111.0%	4,543,133
Net other assets (liabilities) – (11.0)%	(449,875)

NET ASSETS – 100.0%	$4,093,258

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Healthcare Sector Index expiring 12/24/04 (Underlying notional amount at value $3,089,063)	34	$(19,388)

*	Non-income producing security

Healthcare UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
AGRIC	Agriculture	0.5%
BIOTE	Biotechnology	8.7%
COMSV	Commercial Services	0.1%
ELETR	Electronics	0.6%
HEALP	Healthcare-Products	21.7%
HEALS	Healthcare-Services	9.3%
INSUR	Insurance	0.5%
PHARM	Pharmaceuticals	34.1%
	Other**	24.5%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Industrial UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (74.9%)
3M Co.	MISMA	2,790	$223,116
Accenture, Ltd. - Class A *	COMSV	1,798	48,635
Agilent Technologies, Inc. *	ELETR	1,984	42,794
ALLETE, Inc.	ELECT	186	6,045
Alliant Techsystems, Inc. *	AEROD	186	11,253
Allied Waste Industries, Inc. *	ENVIR	1,364	12,071
American Power Conversion Corp.	ELECE	930	16,173
American Standard Cos. *	BUILD	1,364	53,073
Amphenol Corp. - Class A *	ELETR	868	29,738
Arrow Electronics, Inc. *	ELETR	682	15,400
Ashland, Inc.	CHEME	372	20,862
Automatic Data Processing, Inc.	SOFTW	2,108	87,103
Avnet, Inc. *	ELETR	1,240	21,229
Ball Corp.	PACCO	620	23,207
Bemis Company, Inc.	PACCO	868	23,071
Boeing Co.	AEROD	2,914	150,421
Burlington Northern Santa Fe Corp.	TRANS	1,302	49,880
C.H. Robinson Worldwide, Inc.	TRANS	434	20,133
Caterpillar, Inc.	MECCM	1,364	109,734
CDW Corp.	DISTW	434	25,185
Ceridian Corp. *	COMPU	1,178	21,687
Certegy, Inc.	SOFTW	558	20,763
Choicepoint, Inc. *	COMSV	186	7,933
Cintas Corp.	TEXTI	620	26,065
Cooper Industries, Ltd. - Class A	MISMA	620	36,580
CSX Corp.	TRANS	868	28,818
Danaher Corp.	MISMA	1,178	60,408
Deere & Co.	MACDV	1,054	68,036
Diebold, Inc.	COMPU	434	20,268
Donnelley (R.R.) & Sons Co.	COMSV	868	27,186
Dover Corp.	MISMA	992	38,559
Dun & Bradstreet Corp. *	SOFTW	186	10,918
Eaton Corp.	MISMA	682	43,246
Emerson Electric Co.	ELECE	1,612	99,767
Equifax, Inc.	COMSV	558	14,709
Expeditors International of Washington, Inc.	TRANS	744	38,465
FedEx Corp.	TRANS	1,178	100,943
First Data Corp.	SOFTW	3,286	142,941
Fiserv, Inc. *	SOFTW	744	25,936
Flextronics International, Ltd. *	ELETR	2,480	32,860
Fluor Corp.	ENGCO	558	24,842
General Dynamics Corp.	AEROD	496	50,642
General Electric Co.	MISMA	39,866	1,338,699
Getty Images, Inc. *	ADVER	186	10,286
Goodrich Corp.	AEROD	372	11,666
Grainger (W.W.), Inc.	DISTW	434	25,020
Honeywell International, Inc.	MISMA	2,976	106,719
Hubbell, Inc. - Class B	ELECE	248	11,118
Illinois Tool Works, Inc.	MISMA	1,116	103,978

See accompanying notes to the financial statements.

IMS Health, Inc.	SOFTW	1,240	29,661
Ingersoll-Rand Co. - Class A	MISMA	744	50,570
Iron Mountain, Inc. *	COMSV	558	18,888
ITT Industries, Inc.	MISMA	372	29,756
Jabil Circuit, Inc. *	ELETR	806	18,538
L-3 Communications Holdings, Inc.	AEROD	496	33,232
Lockheed Martin Corp.	AEROD	1,240	69,167
Manpower, Inc.	COMSV	620	27,584
Masco Corp.	BUILD	2,232	77,071
Millipore Corp. *	BIOTE	372	17,800
Molex, Inc.	ELECE	992	29,581
Monster Worldwide, Inc. *	INTER	744	18,332
Moody’s Corp.	COMSV	558	40,873
Navistar International Corp. *	AUTOM	310	11,529
Norfolk Southern Corp.	TRANS	1,674	49,785
Northrop Grumman Corp.	AEROD	744	39,678
PACCAR, Inc.	AUTOM	930	64,282
Pactiv Corp. *	PACCO	1,054	24,506
Pall Corp.	MISMA	744	18,213
Parker Hannifin Corp.	ELETR	496	29,195
Paychex, Inc.	COMSV	1,178	35,517
Pentair, Inc.	MISMA	620	21,644
Precision Castparts Corp.	METFH	248	14,892
Raytheon Co.	AEROD	1,302	49,450
Republic Services, Inc.	ENVIR	682	20,296
Robert Half International, Inc.	COMSV	806	20,771
Rockwell Collins, Inc.	AEROD	682	25,329
Rockwell International Corp.	MACDV	930	35,991
Ryder System, Inc.	TRANS	496	23,332
Sabre Holdings Corp.	LEISU	682	16,729
Sanmina-SCI Corp. *	ELETR	3,844	27,100
Sealed Air Corp. *	PACCO	682	31,611
Sherwin-Williams Co.	CHEME	744	32,706
Smurfit-Stone Container Corp. *	PACCO	1,674	32,425
Solectron Corp. *	ELETR	4,340	21,483
Sonoco Products Co.	PACCO	992	26,228
SPX Corp.	MISMA	434	15,364
Stericycle, Inc. *	ENVIR	186	8,537
Symbol Technologies, Inc.	ELETR	1,302	16,457
Tektronix, Inc.	ELETR	558	18,554
Temple-Inland, Inc.	FORPP	558	37,470
Textron, Inc.	MISMA	620	39,847
Thermo Electron Corp. *	ELETR	1,240	33,504
Tyco International, Ltd.	MISMA	8,122	249,021
Union Pacific Corp.	TRANS	1,054	61,764
United Parcel Service, Inc. - Class B	TRANS	2,356	178,867
United Technologies Corp.	AEROD	1,922	179,476
Vishay Intertechnology, Inc. *	ELETR	1,178	15,196
Vulcan Materials Co.	BUILD	744	37,907
Waste Management, Inc.	ENVIR	2,294	62,719
Waters Corp. *	ELETR	496	21,874

TOTAL COMMON STOCKS (Cost $5,560,638)			5,648,483

See accompanying notes to the financial statements.

	Principal Amount
Repurchase Agreements (24.1%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $1,814,073 (Collateralized by $1,851,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $1,850,913)	$1,814,000	1,814,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,814,000)		1,814,000

TOTAL INVESTMENT SECURITIES (Cost $7,374,638) - 99.0%		7,462,483
Net other assets (liabilities) – 1.0%		73,586

NET ASSETS – 100.0%		$7,536,069

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Industrial Sector Index expiring 10/22/04 (Underlying notional amount at value $5,566,961)	62	$77,162

*	Non-income producing security

Industrial UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.1%
AEROD	Aerospace/Defense	8.2%
AUTOM	Auto Manufacturers	1.0%
BIOTE	Biotechnology	0.2%
BUILD	Building Materials	2.2%
CHEME	Chemicals	0.7%
COMPU	Computers	0.6%
COMSV	Commercial Services	3.2%
DISTW	Distribution/Wholesale	0.7%
ELECE	Electrical Components & Equipment	2.1%
ELECT	Electric	0.1%
ELETR	Electronics	4.6%
ENGCO	Engineering & Construction	0.3%
ENVIR	Environmental Control	1.4%
FORPP	Forest Products & Paper	0.5%
INTER	Internet	0.2%
LEISU	Leisure Time	0.2%
MACDV	Machinery-Diversified	1.4%
MECCM	Machinery-Construction & Mining	1.5%
METFH	Metal Fabricate/Hardware	0.2%
MISMA	Miscellaneous Manufacturing	31.6%
PACCO	Packaging & Containers	2.1%
SOFTW	Software	4.2%
TEXTI	Textiles	0.3%
TRANS	Transportation	7.3%
	Other**	25.1%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Internet UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (75.2%)
Agile Software Corp. *	B2BE	11,424	$90,592
Akamai Technologies, Inc. *	INEST	29,274	411,300
Amazon.com, Inc. *	ECOMP	49,980	2,042,183
Ameritrade Holding Corp. - Class A *	FINIB	71,043	853,226
Ariba, Inc. *	B2BE	15,350	143,369
Ask Jeeves, Inc. *	INTCN	13,923	455,421
Autobytel, Inc. *	INTCN	9,639	86,462
BEA Systems, Inc. *	ENTSS	96,033	663,588
Check Point Software Technologies, Ltd. *	INTSY	44,625	757,286
CheckFree Corp. *	INTSY	16,065	444,519
CMGI, Inc. *	INTIC	85,680	103,673
CNET Networks, Inc. *	INTCN	33,201	303,789
Digital Insight Corp. *	ESERV	7,497	102,184
Digital River, Inc. *	EMARK	7,497	223,261
DoubleClick, Inc. *	EMARK	29,274	173,009
E*TRADE Group, Inc. *	FINIB	91,035	1,039,620
EarthLink, Inc. *	WEBPO	36,057	371,387
eBay, Inc. *	ECOMS	22,491	2,067,823
Google, Inc. *	WEBPO	5,712	740,275
Infospace, Inc. *	INTCN	7,140	338,365
InterActiveCorp *	ECOMS	98,532	2,169,674
Internet Security Systems, Inc. *	INTSY	10,710	182,070
Interwoven, Inc. *	INTAS	8,925	64,617
J2 Global Communications, Inc. *	INTTL	5,712	180,442
LookSmart, Ltd. *	INTCN	24,276	35,686
Macromedia, Inc. *	WEBHD	17,136	344,091
Monster Worldwide, Inc. *	ECOMS	26,418	650,940
Overstock.com, Inc. *	ECOMP	2,856	104,901
PRICELINE.COM, Inc. *	ECOMS	5,355	118,720
RealNetworks, Inc. *	INTAS	27,846	129,762
Siebel Systems, Inc. *	APSFT	112,455	847,911
Tibco Software, Inc. *	INEST	42,483	361,530
United Online, Inc. *	WEBPO	11,781	113,333
ValueClick, Inc. *	EMARK	19,992	188,724
VeriSign, Inc. *	INTSY	63,546	1,263,294
Vignette Corp. *	INTAS	72,114	95,912
WebMD Corp. *	ECOMS	77,469	539,184
webMethods, Inc. *	B2BE	13,209	70,272
Websense, Inc. *	ESERV	5,712	238,019
Yahoo!, Inc. *	WEBPO	64,260	2,179,057

TOTAL COMMON STOCKS (Cost $14,165,375)			21,289,471

Principal Amount
Repurchase Agreements (24.4%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $6,897,278 (Collateralized by $7,037,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $7,036,667)	$6,897,000	6,897,000

See accompanying notes to the financial statements.

TOTAL REPURCHASE AGREEMENTS (Cost $6,897,000)	6,897,000

TOTAL INVESTMENT SECURITIES (Cost $21,062,375) - 99.6%	28,186,471
Net other assets (liabilities) – 0.4%	99,834

NET ASSETS – 100.0%	$28,286,305

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 12/27/04 (Underlying notional amount at value $21,289,481)	357	$137,378

*	Non-income producing security

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
APSFT	Applications Software	3.0%
B2BE	B2B/E – Commerce	1.1%
ECOMP	E-Commerce/Products	7.6%
ECOMS	E-Commerce/Services	19.6%
EMARK	E-Marketing/Information	2.1%
ENTSS	Enterprise Software/Services	2.3%
ESERV	E-Services/Consulting	1.2%
FINIB	Finance – Investment Banker/Broker	6.7%
INEST	Internet Infrastructure Software	2.7%
INTAS	Internet Application Software	1.0%
INTCN	Internet Content – Information/Networking	4.3%
INTIC	Internet Incubators	0.4%
INTSY	Internet Security	9.4%
INTTL	Internet Telephony	0.6%
WEBHD	Web Hosting/Design	1.2%
WEBPO	Web Portals/ISP	12.0%
	Other**	24.8%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Pharmaceuticals UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (74.7%)
Alkermes, Inc. *	DGDSY	720	$8,309
Allergan, Inc.	MEDID	1,040	75,452
Alpharma, Inc.	MEDGD	320	5,853
American Pharmaceutical Partners, Inc. *	MEDID	320	8,822
Andrx Group *	DGDSY	560	12,522
Barr Laboratories, Inc. *	MEDGD	720	29,830
Bristol-Myers Squibb Co.	MEDID	15,200	359,784
Cephalon, Inc. *	MEDID	480	22,992
Eli Lilly & Co.	MEDID	7,520	451,576
Forest Laboratories, Inc. *	MEDID	2,880	129,542
Hospira, Inc. *	DGDSY	1,200	36,720
Impax Laboratories, Inc. *	MEDGD	400	6,144
IVAX Corp. *	MEDGD	1,680	32,172
Johnson & Johnson	MEDIP	23,200	1,306,856
King Pharmaceuticals, Inc. *	MEDID	1,920	22,925
Medicis Pharmaceutical Corp.	MEDID	400	15,616
Merck & Co., Inc.	MEDID	17,360	572,880
MGI Pharma, Inc. *	THERA	560	14,946
Mylan Laboratories, Inc.	MEDGD	2,080	37,439
Nektar Therapeutics *	MEDBG	640	9,267
Noven Pharmaceuticals, Inc. *	DGDSY	160	3,334
Par Pharmaceutical Companies, Inc. *	MEDGD	240	8,623
Perrigo Co.	MEDGD	480	9,864
Pfizer, Inc.	MEDID	59,120	1,809,073
PRAECIS Pharmaceuticals, Inc. *	MEDBG	400	880
Schering-Plough Corp.	MEDID	11,520	219,571
Sepracor, Inc. *	MEDID	720	35,122
Taro Pharmaceutical Industries, Ltd. *	MEDGD	160	3,741
Valeant Pharmaceuticals International	MEDID	640	15,437
Watson Pharmaceuticals, Inc. *	MEDGD	880	25,925
Wyeth	MEDID	10,400	388,960

TOTAL COMMON STOCKS (Cost $5,504,440)			5,680,177

	Principal Amount
Repurchase Agreements (25.7%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $1,955,079 (Collateralized by $1,995,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $1,994,906)	$1,955,000	1,955,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,955,000)		1,955,000

TOTAL INVESTMENT SECURITIES (Cost $7,459,440) - 100.4%		7,635,177
Net other assets (liabilities) – (0.4)%		(27,391)

See accompanying notes to the financial statements.

NET ASSETS – 100.0%	$7,607,786

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Sector Index expiring 12/27/04 (Underlying notional amount at value $5,680,177)	80	$(197,002)

*	Non-income producing security

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
DGDSY	Drug Delivery Systems	0.8%
MEDBG	Medical – Biomedical/Genetic	0.1%
MEDGD	Medical – Generic Drugs	2.1%
MEDID	Medical – Drugs	54.3%
MEDIP	Medical Products	17.2%
THERA	Therapeutics	0.2%
	Other**	25.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Precious Metals UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (97.2%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $67,867,733 (Collateralized by $69,227,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $69,223,728)	$67,865,000	$67,865,000

TOTAL REPURCHASE AGREEMENTS (Cost $67,865,000)		67,865,000

TOTAL INVESTMENT SECURITIES (Cost $67,865,000) - 97.2%		67,865,000
Net other assets (liabilities) – 2.8%		1,942,874

NET ASSETS – 100.0%		$69,807,874

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 12/21/04 (Underlying notional amount at value $104,828,348)	502,196	$2,207,285

See accompanying notes to the financial statements.

Real Estate UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (74.4%)
Alexandria Real Estate Equities, Inc.REIT	REIOP	2,028	$133,280
AMB Property Corp.REIT	REIWI	8,892	329,182
American Financial Realty TrustREIT	REIDI	11,856	167,288
Annaly Mortgage Management, Inc.REIT	REIMO	12,948	221,799
Apartment Invst & Mgt Co. – Class AREIT	REIAP	10,140	352,669
Archstone-Smith TrustREIT	REIAP	21,060	666,339
Arden Realty Group, Inc.REIT	REIOP	7,020	228,712
Avalonbay Communities, Inc. REIT	REIAP	7,800	469,716
Boston Properties, Inc. REIT	REIOP	11,700	648,063
Brandywine Realty TrustREIT	REIOP	5,772	164,387
BRE Properties, Inc. - Class AREIT	REIAP	5,460	209,391
Camden Property TrustREIT	REIAP	4,212	194,594
Capital AutomotiveREIT	REIDI	3,900	121,953
CarrAmerica Realty Corp. REIT	REIOP	5,772	188,744
Catellus Development Corp.	REIWI	9,360	248,134
CBL & Associates Properties, Inc. REIT	REIRM	3,120	190,164
Centerpoint Properties Corp.REIT	REIWI	5,148	224,350
Chelsea Property Group, Inc.REIT	REISC	4,680	314,028
Colonial Properties TrustREIT	REIDI	2,964	119,212
Cousins Properties, Inc.REIT	REIDI	4,212	144,514
Crescent Real Estate Equities Co.REIT	REIDI	10,608	166,970
CRT Properties, Inc.	REIOP	2,808	60,232
Developers Diversified Realty Corp. REIT	REISC	10,920	427,518
Duke-Weeks Realty Corp.REIT	REIDI	15,288	507,562
Equity Inns, Inc. REIT	REIHO	4,836	47,780
Equity Office Properties Trust REIT	REIOP	43,368	1,181,777
Equity Residential Properties Trust REIT	REIAP	30,108	933,349
Essex Property Trust, Inc. REIT	REIAP	2,184	156,920
Federal Realty Investment Trust REIT	REISC	5,616	247,104
FelCor Lodging Trust, Inc. REIT *	REIHO	4,992	56,460
First Industrial Realty Trust, Inc. REIT	REIWI	4,368	161,179
Friedman, Billings, Ramsey Group, Inc.	FINIB	15,288	292,001
Gables Residential Trust REIT	REIAP	3,120	106,548
General Growth Properties, Inc. REIT	REIRM	23,556	730,236
Glenborough Realty Trust, Inc. REIT	REIOP	3,432	71,283
Health Care Property Investors, Inc. REIT	REIHC	14,196	369,096
Health Care REIT, Inc.	REIHC	5,616	197,683
Healthcare Realty Trust, Inc. REIT	REIHC	4,992	194,888
Highwoods Properties, Inc. REIT	REIOP	5,772	142,049
Home Properties Of New York, Inc. REIT	REIAP	3,588	141,941
Hospitality Properties Trust REIT	REIHO	6,708	285,023
Host Marriott Corp. REIT	REIHO	34,476	483,697
HRPT Properties Trust REIT	REIOP	19,032	209,162
IMPAC Mortgage Holdings, Inc. REIT *	REIMO	6,864	180,523
iStar Financial, Inc. REIT	REIDI	12,012	495,255
Kilroy Realty Corp. REIT	REIOP	3,120	118,654
Kimco Realty Corp. REIT *	REISC	10,140	520,182
Liberty Property Corp.REIT	REIDI	9,048	360,472
LNR Property Corp.	REMAS	2,184	135,211
Macerich Co. REIT	REIRM	6,396	340,843
Mack-Cali Realty Corp. REIT	REIOP	6,552	290,254

See accompanying notes to the financial statements.

Manufactured Home Communities, Inc. REIT	REIMH	2,184	72,596
MeriStar Hospitality Corp. REIT *	REIHO	9,360	51,012
Mills Corp. REIT	REIRM	5,772	299,394
Nationwide Health Properties, Inc. REIT	REIHC	7,176	148,902
New Plan Excel Realty Trust, Inc. REIT	REISC	10,920	273,000
Novastar Financial, Inc. REIT	REIMO	2,652	115,627
Pan Pacific Retail Properties REIT	REISC	4,368	236,309
Pennsylvania REIT	REIRM	3,588	138,712
Plum Creek Timber Co, Inc.	FORES	19,656	688,550
Post Properties, Inc. REIT	REIAP	4,212	125,939
Prentiss Properties Trust REIT	REIOP	4,212	151,632
Prologis REIT	REIWI	19,500	687,179
Public Storage, Inc. REIT	REIST	9,516	471,517
Rayonier, Inc.	PAPER	5,304	239,953
Realty Income Corp. REIT	REISC	4,212	189,666
Reckson Associates Realty Corp. REIT	REIDI	7,488	215,280
Redwood Trust, Inc. REIT	REIMO	2,340	146,063
Regency Centers Corp. REIT	REISC	6,552	304,602
Rouse Co. REIT	REIRM	11,076	740,763
Shurgard Storage Centers, Inc. - Class A REIT	REIST	4,992	193,690
Simon Property Group, Inc. REIT	REIRM	22,308	1,196,379
SL Green Realty Corp. REIT	REIOP	4,212	218,224
St. Joe Co.	REOPD	6,864	327,893
Taubman Centers, Inc. REIT	REIRM	4,992	128,943
Thornburg Mortgage Asset Corp. REIT	REIMO	8,892	257,957
Trizec Properties, Inc. REIT	REIOP	9,828	156,953
United Dominion Realty Trust, Inc. REIT	REIAP	13,728	272,226
Ventas, Inc. REIT	REIHC	9,048	234,524
Vornado Realty Trust REIT	REIDI	12,636	792,024
Washington REIT	REIDI	4,524	137,077
Weingarten Realty InvestorsREIT	REISC	8,580	283,226

TOTAL COMMON STOCKS (Cost $21,482,000)			24,444,183

	Principal Amount
Repurchase Agreements (19.9%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $6,554,264 (Collateralized by $6,687,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $6,686,684)	$6,554,000	6,554,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,554,000)		6,554,000

TOTAL INVESTMENT SECURITIES (Cost $28,036,000) - 94.3%		30,998,183
Net other assets (liabilities) – 5.7%		1,876,639

NET ASSETS – 100.0%		$32,874,822

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 11/23/04 (Underlying notional amount at value $24,227,132)	156	$317,339

*	Non-income producing security

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
FINIB	Finance - Investment Banker/Broker	0.9%
FORES	Forestry	2.1%
PAPER	Paper and Related Products	0.7%
REIAP	Real Estate Investment Trust - Apartments	11.0%
REIDI	Real Estate Investment Trust - Diversified	9.8%
REIHC	Real Estate Investment Trust – Health Care	3.5%
REIHO	Real Estate Investment Trust - Hotels	2.8%
REIMH	Real Estate Investment Trust – Manufactured Homes	0.2%
REIMO	Real Estate Investment Trust - Mortgage	2.8%
REIOP	Real Estate Investment Trust – Office Property	12.2%
REIRM	Real Estate Investment Trust – Regional Malls	11.5%
REISC	Real Estate Investment Trust – Shopping Centers	8.5%
REIST	Real Estate Investment Trust - Storage	2.0%
REIWI	Real Estate Investment Trust – Warehouse/Industrial	5.0%
REMAS	Real Estate Management/Service	0.4%
REOPD	Real Estate Operations/Development	1.0%
	Other**	25.6%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Semiconductor UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (74.6%)
Actel Corp. *	ELECC	1,378	$20,946
Advanced Micro Devices, Inc. *	ELECC	20,670	268,710
Agere Systems, Inc. - Class A *	ELECC	46,852	49,195
Agere Systems, Inc. - Class B *	ELECC	52,364	53,411
Altera Corp. *	ELECC	22,048	431,479
Amkor Technology, Inc. *	ELECC	5,512	20,119
Analog Devices, Inc.	SEMIC	21,359	828,301
Applied Materials, Inc. *	SEMIE	97,149	1,601,988
Applied Micro Circuits Corp. *	ELECC	17,914	56,071
Asyst Technologies, Inc. *	SEMIE	2,756	14,083
Atmel Corp. *	SEMIC	25,493	92,285
ATMI, Inc. *	SEMIE	2,067	42,332
Axcelis Technologies, Inc. *	SEMIE	5,512	45,639
Broadcom Corp. - Class A *	ELECC	15,158	413,662
Brooks Automation, Inc. *	SEMIE	2,756	38,997
Cirrus Logic, Inc. *	SEMIC	4,823	23,006
Cohu, Inc.	SEMIE	1,378	20,367
Conexant Systems, Inc. *	ELECC	26,870	43,261
Credence Systems Corp. *	SEMIE	5,512	39,686
Cree Research, Inc. *	ELECC	4,134	126,211
Cymer, Inc. *	LASER	2,067	59,240
Cypress Semiconductor Corp. *	SEMIC	6,890	60,908
DSP Group, Inc. *	ELECC	1,378	29,007
DuPont Photomasks, Inc. *	SEMIE	689	11,741
ESS Technology, Inc. *	ELECC	2,067	14,159
Exar Corp. *	SEMIC	2,067	29,269
Fairchild Semiconductor Intl., Inc *	ELECC	6,890	97,631
Integrated Device Technology, Inc. *	SEMIC	6,201	59,096
Intel Corp.	ELECC	367,926	7,380,595
Interdigital Communications Corp. *	WIREE	3,445	56,222
International Rectifier Corp. *	ELECC	3,445	118,164
Intersil Corp. - Class A	ELECC	8,268	131,709
KLA - Tencor Corp. *	SEMIE	11,024	457,276
Kopin Corp. *	ELECC	4,134	16,825
Kulicke & Soffa Industries, Inc. *	SEMIE	2,756	15,571
Lam Research Corp. *	SEMIE	7,579	165,829
Lattice Semiconductor Corp. *	ELECC	6,201	30,447
Linear Technology Corp.	SEMIC	17,914	649,203
LSI Logic Corp. *	ELECC	22,048	95,027
LTX Corp. *	SEMIE	3,445	18,637
M-Systems Flash Disk Pioneers, Ltd. *	PCMDV	2,067	34,147
Marvell Technology Group, Ltd. *	SEMIC	11,024	288,057
Maxim Integrated Products, Inc.	SEMIC	18,603	786,721
Micrel, Inc. *	SEMIC	4,134	43,035
Microchip Technology, Inc.	ELECC	11,713	314,377
Micron Technology, Inc. *	ELECC	35,139	422,722
Mykrolis Corp. *	SEMIE	2,067	20,815
National Semiconductor Corp. *	ELECC	20,670	320,178
Novellus Systems, Inc. *	SEMIE	8,957	238,167
NVIDIA Corp. *	ELECC	8,957	130,056
OmniVision Technologies, Inc. *	ELECC	3,445	48,747
Photronics, Inc. *	SEMIE	1,378	22,902

See accompanying notes to the financial statements.

PMC-Sierra, Inc. *	ELECC	10,335	91,051
Power Integrations, Inc. *	SEMIC	2,067	42,229
Rambus, Inc. *	ELECC	5,512	86,483
RF Micro Devices, Inc. *	WIREE	11,024	69,893
Sandisk Corp. *	PCMDV	8,957	260,827
Semtech Corp. *	ELECC	4,134	79,249
Silicon Image, Inc. *	ELECC	4,134	52,254
Silicon Laboratories, Inc. *	ELECC	2,067	68,397
Silicon Storage Technology, Inc. *	PCMDV	4,823	30,723
Skyworks Solutions, Inc. *	ELECC	8,957	85,092
Teradyne, Inc. *	SEMIE	11,024	147,722
Texas Instruments, Inc.	ELECC	99,216	2,111,315
Transmeta Corp. *	ELECC	8,957	11,286
TriQuint Semiconductor, Inc. *	SEMIC	7,579	29,558
Ultratech Stepper, Inc. *	SEMIE	1,378	21,593
Varian Semiconductor Equip. Assoc., Inc *	SEMIE	2,067	63,870
Vitesse Semiconductor Corp. *	SEMIC	12,402	33,857
Xilinx, Inc.	ELECC	19,981	539,487
Zoran Corp. *	ELECC	2,756	43,324

TOTAL COMMON STOCKS (Cost $18,081,513)			20,264,439

	Principal Amount
Repurchase Agreements (27.6%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $7,489,302 (Collateralized by $7,640,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $7,639,639)	$7,489,000	7,489,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,489,000)		7,489,000

TOTAL INVESTMENT SECURITIES (Cost $25,570,513) - 102.2%		27,753,439
Net other assets (liabilities) – (2.2)%		(598,405)

NET ASSETS – 100.0%		$27,155,034

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U. S. Semiconductor Sector Index expiring 11/23/04 (Underlying notional amount at value $20,823,505)	689	$(567,493)

*	Non-income producing security

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ELECC	Electronic Components	50.8%
LASER	Lasers – Systems/Components	0.2%
PCMDV	Computers – Memory Devices	1.2%
SEMIC	Seismic Data Collections	10.9%
SEMIE	Semiconductor Equipment	11.0%
WIREE	Wireless Equipment	0.5%
	Other**	25.4%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Technology UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (75.1%)
3Com Corp. *	TELEC	1,992	$8,406
ADC Telecommunications, Inc. *	TELEC	4,814	8,713
Adobe Systems, Inc.	SOFTW	830	41,060
Advanced Fibre Communications, Inc. *	TELEC	498	7,918
Advanced Micro Devices, Inc. *	SEMIC	1,494	19,422
Affiliated Computer Srvcs, Inc.-Class A *	COMPU	332	18,482
Akamai Technologies, Inc. *	INTER	830	11,662
Altera Corp. *	SEMIC	1,494	29,238
Amdocs, Ltd. *	TELEC	664	14,495
American Tower Corp. *	TELEC	1,162	17,837
Analog Devices, Inc.	SEMIC	1,162	45,062
Andrew Corp. *	TELEC	830	10,159
Apple Computer, Inc. *	COMPU	1,328	51,460
Applied Materials, Inc. *	SEMIC	6,142	101,282
Ask Jeeves, Inc. *	INTER	332	10,860
Atmel Corp. *	SEMIC	3,818	13,821
Autodesk, Inc.	SOFTW	498	24,218
Avaya, Inc. *	TELEC	1,826	25,454
Avocent Corp. *	INTER	166	4,321
BEA Systems, Inc. *	SOFTW	2,158	14,912
BMC Software, Inc. *	SOFTW	996	15,747
Broadcom Corp. -Class A *	SEMIC	1,162	31,711
Cadence Design Systems, Inc. *	COMPU	1,992	25,976
Check Point Software Technologies Ltd. *	INTER	996	16,902
CIENA Corp. *	TELEC	2,988	5,916
Cisco Systems, Inc. *	TELEC	23,074	417,640
Citrix Systems, Inc. *	SOFTW	996	17,450
Cognizant Technology Solutions Corp. *	COMPU	664	20,259
Computer Associates International, Inc.	SOFTW	1,660	43,658
Computer Sciences Corp. *	COMPU	664	31,274
Compuware Corp. *	SOFTW	1,328	6,839
Comverse Technology, Inc. *	TELEC	996	18,755
Corning, Inc. *	TELEC	5,146	57,018
Crown Castle International Corp. *	TELEC	996	14,820
Dell, Inc. *	COMPU	7,470	265,932
DST Systems, Inc. *	COMPU	332	14,764
Electronic Data Systems Corp.	COMPU	1,328	25,750
EMC Corp. *	COMPU	8,466	97,698
Harris Corp.	TELEC	498	27,360
Hewlett-Packard Co.	COMPU	9,130	171,188
IKON Office Solutions, Inc.	OFFBE	332	3,991
Intel Corp.	SEMIC	22,078	442,885
International Business Machines Corp.	COMPU	5,478	469,684
International Rectifier Corp. *	SEMIC	498	17,081
Intersil Corp. -Class A	SEMIC	830	13,222
Intuit, Inc. *	SOFTW	830	37,682
JDS Uniphase Corp. *	TELEC	5,644	19,020
Juniper Networks, Inc. *	TELEC	2,158	50,929
KLA -Tencor Corp. *	SEMIC	830	34,428
Lam Research Corp. *	SEMIC	830	18,160
Lexmark International Group, Inc. *	COMPU	498	41,837
Linear Technology Corp.	SEMIC	996	36,095

See accompanying notes to the financial statements.

LSI Logic Corp. *	SEMIC	2,822	12,163
Lucent Technologies, Inc. *	TELEC	15,604	49,465
Marvell Technology Group, Ltd. *	SEMIC	830	21,688
Maxim Integrated Products, Inc.	SEMIC	996	42,121
McAfee, Inc. *	INTER	830	16,683
Mercury Interactive Corp. *	SOFTW	498	17,370
Microchip Technology, Inc.	SEMIC	830	22,277
Micron Technology, Inc. *	SEMIC	2,490	29,955
Microsoft Corp.	SOFTW	34,362	950,109
Motorola, Inc.	TELEC	8,134	146,737
National Semiconductor Corp. *	SEMIC	1,660	25,713
NCR Corp. *	COMPU	332	16,464
Network Appliance, Inc. *	COMPU	1,660	38,180
Novell, Inc. *	SOFTW	1,660	10,475
Novellus Systems, Inc. *	SEMIC	664	17,656
NVIDIA Corp. *	SEMIC	830	12,052
Oracle Corp. *	SOFTW	13,612	153,543
PeopleSoft, Inc. *	SOFTW	1,328	26,361
Pitney Bowes, Inc.	OFFBE	664	29,282
Plantronics, Inc.	TELEC	166	7,178
PMC-Sierra, Inc. *	SEMIC	1,162	10,237
Polycom, Inc. *	TELEC	664	13,160
QLogic Corp. *	SEMIC	332	9,831
Qualcomm, Inc.	TELEC	5,644	220,342
Red Hat, Inc. *	SOFTW	664	8,127
Sandisk Corp. *	COMPU	498	14,502
Scientific-Atlanta, Inc.	TELEC	830	21,514
Seagate Technology Common	COMPU	664	8,977
Siebel Systems, Inc. *	SOFTW	1,992	15,020
SpectraSite, Inc. *	TELEC	166	7,719
Storage Technology Corp. *	COMPU	498	12,579
Sun Microsystems, Inc. *	COMPU	12,284	49,627
SunGard Data Systems, Inc. *	COMPU	996	23,675
Symantec Corp. *	INTER	1,162	63,770
Synopsys, Inc. *	COMPU	664	10,511
Tellabs, Inc. *	TELEC	1,826	16,781
Teradyne, Inc. *	SEMIC	996	13,346
Texas Instruments, Inc.	SEMIC	6,142	130,702
Unisys Corp. *	COMPU	996	10,279
UTStarcom, Inc. *	TELEC	498	8,023
VeriSign, Inc. *	INTER	1,328	26,401
Veritas Software Corp. *	SOFTW	1,328	23,638
WebMD Corp. *	INTER	1,162	8,088
Western Digital Corp. *	COMPU	1,328	11,673
Xerox Corp. *	OFFBE	2,988	42,071
Xilinx, Inc.	SEMIC	1,162	31,374
Yahoo!, Inc. *	INTER	3,984	135,096
Zebra Technologies Corp. *	MACDV	166	10,128

TOTAL COMMON STOCKS (Cost $4,493,575)			5,593,116

Principal Amount
Repurchase Agreements (26.2%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $1,952,079 (Collateralized by $1,992,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $1,991,906)	$1,952,000	1,952,000

See accompanying notes to the financial statements.

TOTAL REPURCHASE AGREEMENTS (Cost $1,952,000)	1,952,000

TOTAL INVESTMENT SECURITIES (Cost $6,445,575) - 101.3%	7,545,116
Net other assets (liabilities) – (1.3)%	(99,781)

NET ASSETS – 100.0%	$7,445,335

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Sector Index expiring 10/22/2004 (Underlying notional amount at value $5,601,415)	166	$(12,372)

*	Non-income producing security

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
COMPU	Computers	19.2%
INTER	Internet	3.9%
MACDV	Machinery-Diversified	0.1%
OFFBE	Office/Business Equipment	1.0%
SEMIC	Semiconductors	15.9%
SOFTW	Software	18.9%
TELEC	Telecommunications	16.1%
	Other**	24.9%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Telecommunications UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbrevation	Shares	Value
Common Stocks (75.2%)
Alltel Corp.	TELEI	5,945	$326,440
AT&T Corp.	TELEI	15,170	217,234
AT&T Wireless Services, Inc. *	CELLT	43,255	639,309
BellSouth Corp.	TELEI	35,055	950,692
CenturyTel, Inc.	TELEI	2,460	84,230
Cincinnati Bell, Inc. *	TELEI	4,715	16,455
Citizens Communications Co.	TELEI	5,535	74,114
IDT Corp. *	TELEI	410	5,978
IDT Corp. - Class B *	TELEI	820	12,325
Level 3 Communications, Inc. *	TELEI	11,890	30,795
MCI, Inc.	TELEI	4,920	82,410
Nextel Communications, Inc. - Class A *	CELLT	20,705	493,607
Nextel Partners, Inc. - Class A *	CELLT	820	13,596
NII Holdings, Inc. - Class B *	CELLT	1,025	42,240
Qwest Communications International, Inc. *	TELEI	27,880	92,840
SBC Communications, Inc.	TELEI	63,550	1,649,123
Sprint Corp. (FON Group)	TELEI	24,190	486,945
Telephone & Data Systems, Inc.	TELEI	1,025	86,274
US Cellular Corp. *	CELLT	205	8,846
Verizon Communications, Inc.	TELEI	53,095	2,090,881
Western Wireless Corp. - Class A *	CELLT	1,435	36,894
Wireless Facilities, Inc. *	WIREE	1,025	7,144

TOTAL COMMON STOCKS (Cost $7,035,771)			7,448,372

	Principal Amount
Repurchase Agreements (25.4%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $2,517,101 (Collateralized by $2,568,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $2,567,879)	$2,517,000	2,517,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,517,000)		2,517,000

TOTAL INVESTMENT SECURITIES (Cost $9,552,771) - 100.6%		9,965,372
Net other assets (liabilities) – (0.6)%		(56,329)

NET ASSETS – 100.0%		$9,909,043

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Sector Index expiring 12/24/04 (Underlying notional amount at value $7,448,402)	205	$(34,488)

*	Non-income producing security

See accompanying notes to the financial statements.

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
CELLT	Cellular Telecommunications	12.5%
TELEI	Telephone - Integrated	62.6%
WIREE	Wireless Equipment	0.1%
	Other**	24.8%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Utilities UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (74.9%)
AES Corp. *	ELECG	27,797	$277,692
AGL Resources, Inc.	GASDS	2,717	83,602
Allegheny Energy, Inc. *	ELECI	5,852	93,398
Alliant Energy Corp.	ELECI	5,225	129,998
Ameren Corp.	ELECI	8,778	405,105
American Electric Power, Inc.	ELECI	17,974	574,449
Aqua America, Inc.	WATER	4,180	92,420
Aquila, Inc. *	ELECI	10,659	33,256
Atmos Energy Corp.	GASDS	2,717	68,441
Avista Corp.	ELECI	2,090	37,829
Black Hills Corp.	ELECI	1,463	40,642
Calpine Corp. *	IPTPP	20,273	58,792
CenterPoint Energy, Inc.	ELECI	12,331	127,749
Cinergy Corp.	ELECI	7,733	306,227
CLECO Corp.	ELECI	2,090	36,032
CMS Energy Corp. *	ELECI	7,315	69,639
Consolidated Edison, Inc.	ELECI	11,077	465,677
Constellation Energy Group, Inc.	ELECI	7,942	316,409
Dominion Resources, Inc.	ELECI	15,048	981,882
DPL, Inc.	ELECI	5,434	111,832
DTE Energy Co.	ELECI	7,942	335,073
Duke Energy Corp.	ELECI	42,636	975,938
Duquesne Light Holdings, Inc.	ELECI	3,553	63,812
Dynegy, Inc. - Class A *	PIPEL	12,958	64,660
Edison International	ELECI	13,585	360,138
El Paso Electric Co. *	ELECI	2,090	33,586
Energen Corp.	GASDS	1,463	75,418
Energy East Corp.	ELECI	6,688	168,404
Entergy Corp.	ELECI	10,241	620,707
Equitable Resources, Inc.	PIPEL	2,717	147,560
Exelon Corp.	ELECI	30,096	1,104,222
FirstEnergy Corp.	ELECI	15,048	618,172
FPL Group, Inc.	ELECI	7,733	528,319
Great Plains Energy, Inc.	ELECI	3,344	97,478
Hawaiian Electric Industries, Inc.	ELECI	3,762	99,843
IDACORP, Inc.	ELECI	1,672	48,588
KeySpan Corp.	GASDS	7,315	286,748
MDU Resources Group, Inc.	ELECI	5,016	132,071
National Fuel Gas Co.	PIPEL	3,553	100,656
New Jersey Resources Corp.	GASDS	1,254	51,916
NICOR, Inc.	GASDS	2,090	76,703
NiSource, Inc.	ELECI	11,913	250,292
Northeast Utilities System	ELECI	5,852	113,470
Northwest Natural Gas Co.	GASDS	1,254	39,789
NRG Energy, Inc. *	IPTPP	3,762	101,348
NSTAR	ELECI	2,508	123,143
NUI Corp.	GASDS	627	8,364
OGE Energy Corp.	ELECI	3,971	100,188
ONEOK, Inc.	GASDS	4,389	114,202
Peoples Energy Corp.	GASDS	1,672	69,689
Pepco Holdings, Inc.	ELECI	7,942	158,046
PG&E Corp. *	ELECI	17,974	546,410
Piedmont Natural Gas Company, Inc.	GASDS	1,672	73,468

See accompanying notes to the financial statements.

Pinnacle West Capital Corp.	ELECI	4,180	173,470
PNM Resources, Inc.	ELECI	2,508	56,455
PPL Corp.	ELECI	8,569	404,285
Progress Energy, Inc.	ELECI	11,286	477,849
Public Service Enterprise Group, Inc.	ELECI	10,659	454,073
Puget Energy, Inc.	ELECI	4,598	104,375
Questar Corp.	PIPEL	3,762	172,376
Reliant Resources, Inc. *	IPTPP	13,585	126,748
SCANA Corp.	ELECI	4,598	171,689
Sempra Energy	GASDS	9,196	332,802
Sierra Pacific Resources *	ELECI	5,434	48,634
Southern Co.	ELECI	33,649	1,008,797
Southern Union Co. *	GASDS	3,344	68,552
TECO Energy, Inc.	ELECI	8,569	115,939
Texas Genco Holdings, Inc.	ELECG	627	29,250
TXU Corp.	ELECI	13,585	650,993
UGI Corp.	GASDS	2,299	85,661
Unisource Energy Corp.	ELECI	1,463	35,624
Vectren Corp.	GASDS	3,553	89,465
Westar Energy, Inc.	ELECI	3,971	80,214
WGL Holdings, Inc.	GASDS	2,299	64,970
Wisconsin Energy Corp.	ELECI	5,434	173,345
WPS Resources Corp.	ELECI	1,672	75,223
Xcel Energy, Inc.	ELECI	18,183	314,930

TOTAL COMMON STOCKS (Cost $16,025,480)			17,315,211

	Principal Amount
Repurchase Agreements (23.7%)
UBS Bank, 1.45%, 10/1/04, dated 09/30/04, with a maturity value of $5,479,221 (Collateralized by $5,590,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $5,589,736)	$5,479,000	5,479,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,479,000)		5,479,000

TOTAL INVESTMENT SECURITIES (Cost $21,504,480) - 98.6%		22,794,211
Net other assets (liabilities) – 1.4%		319,331

NET ASSETS – 100.0%		$23,113,542

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Sector Index expiring 11/23/04 (Underlying notional amount at value $17,163,040)	209	$190,588

*	Non-income producing security

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ELECG	Electric - Generation	1.3%
ELECI	Electric - Integrated	63.0%
GASDS	Gas - Distribution	6.9%
IPTPP	Independent Power Producer	1.2%
PIPEL	Pipelines	2.1%
WATER	Water	0.4%
	Other **	25.1%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Wireless Communications UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (75.0%)
Alltel Corp.	TELEI	68,376	$3,754,526
AT&T Wireless Services, Inc. *	CELLT	501,831	7,417,063
Nextel Communications, Inc. - Class A *	CELLT	239,723	5,714,997
Nextel Partners, Inc. - Class A *	CELLT	8,954	148,457
NII Holdings, Inc. - Class B *	CELLT	13,024	536,719
Telephone & Data Systems, Inc.	TELEI	11,396	959,201
US Cellular Corp. *	CELLT	3,256	140,496
Western Wireless Corp. - Class A *	CELLT	17,094	439,487
Wireless Facilities, Inc. *	WIREE	13,024	90,777

TOTAL COMMON STOCKS (Cost $14,430,834)			19,201,723

	Principal Amount
Repurchase Agreements (24.6%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $6,284,253 (Collateralized by $6,411,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $6,410,697)	$6,284,000	6,284,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,284,000)		6,284,000

TOTAL INVESMENT SECURITIES (Cost $20,714,834) - 99.6%		25,485,723
Net other assets (liabilities) – 0.4%		97,732

NET ASSETS – 100.0%		$25,583,455

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Wireless Communications Index expiring 11/23/04 (Underlying notional amount at value $19,139,308)	407	$224,563

*	Non-income producing security

Wireless Communications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
CELLT	Cellular Telecommunications	56.2%
TELEI	Telephone - Integrated	18.4%
WIREE	Wireless Equipment	0.4%
	Other**	25.0%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

U.S. Government Plus ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (30.4%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $4,564,184 (Collateralized by $4,657,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $4,656,780)	$4,564,000	$4,564,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,564,000)		4,564,000

U.S. Treasury Obligations (92.4%)
U.S. Treasury Bonds, 5.375%, 2/15/31	12,960,000	13,881,375

TOTAL U.S. TREASURY OBLIGATONS (Cost $12,879,881)		13,881,375

TOTAL INVESTMENT SECURITIES (Cost $17,443,881) - 122.8%		18,445,375
Net other assets (liabilities) – (22.8)%		(3,423,965)

NET ASSETS – 100.0%		$15,021,410

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring December 2004 (Underlying face amount at value $336,563)	3	$(1,040)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 10/31/04 (Underlying notional amount at value $4,523,229)	4,223,000	$(340,496)

See accompanying notes to the financial statements.

Rising Rates Opportunity ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (94.7%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $636,514,636 (Collateralized by $647,874,000 various U.S. Government Agency Obligations, 1.70% - 2.03%, 10/1/04 – 2/6/09, market value $652,643,302)	$636,489,000	$636,489,000

TOTAL REPURCHASE AGREEMENTS (Cost $636,489,000)		636,489,000

	Contracts
Options Purchased (NM)
30 – Year U.S. Treasury Bond Futures Call Option expiring November 2004 @ $130	1,000	4,319

TOTAL OPTIONS PURCHASED (Cost $19,125)		4,319

TOTAL INVESTMENT SECURITIES (Cost $636,508,125) - 94.7%		636,493,319
Net other assets (liabilities) – 5.3%		35,535,061

NET ASSETS – 100.0%		$672,028,380

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring December 2004 (Underlying face amount at value $42,406,749)	378	$270,055

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 10/31/04 (Underlying notional amount at value $788,786,641)	(736,431,000)	$10,436,250

NM	Not meaningful, amount is less then 0.05%.

See accompanying notes to the financial statements.

Money Market ProFund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

Value
Mutual Funds (100.2%)
Scudder Cash Management Portfolio	$689,833,564

TOTAL MUTUAL FUND (Contribution $689,833,564)	689,833,564

TOTAL INVESTMENTS (Cost $689,833,564) - 100.2%	689,833,564
Net other assets (liabilities) - (0.2)%	(1,133,780)

NET ASSETS - 100.0%	$688,699,784

See accompanying notes to the financial statements.

ProFund VP Bull

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (79.6%)
3M Co.	MISMA	18,432	$1,474,007
Abbott Laboratories	PHARM	36,864	1,561,559
ACE, Ltd.	INSUR	6,656	266,639
ADC Telecommunications, Inc. *	TELEC	19,072	34,520
Adobe Systems, Inc.	SOFTW	5,632	278,615
Advanced Micro Devices, Inc. *	SEMIC	8,320	108,160
AES Corp. *	ELECT	15,232	152,168
Aetna, Inc.	HEALS	3,584	358,149
Affiliated Computer Srvcs, Inc. – Class A *	COMPU	3,072	171,018
AFLAC, Inc.	INSUR	11,904	466,756
Agilent Technologies, Inc. *	ELETR	11,520	248,487
Air Products & Chemicals, Inc.	CHEME	5,376	292,347
Alberto-Culver Co. - Class B	COSPC	2,176	94,612
Albertson’s, Inc.	FOOD	8,704	208,287
Alcoa, Inc.	MINIG	20,480	687,923
Allegheny Energy, Inc. *	ELECT	2,944	46,986
Allegheny Technologies, Inc.	IRONS	2,304	42,048
Allergan, Inc.	PHARM	3,072	222,874
Allied Waste Industries, Inc. *	ENVIR	7,552	66,835
Allstate Corp.	INSUR	16,384	786,268
Alltel Corp.	TELEC	7,296	400,623
Altera Corp. *	SEMIC	8,832	172,842
Altria Group, Inc.	AGRIC	48,384	2,275,984
Ambac Financial Group, Inc.	INSUR	2,560	204,672
Amerada Hess Corp.	OILGA	2,176	193,664
Ameren Corp.	ELECT	4,608	212,659
American Electric Power, Inc.	ELECT	9,344	298,634
American Express Co.	DIVFS	29,952	1,541,330
American International Group, Inc.	INSUR	61,440	4,177,305
American Power Conversion Corp.	ELECE	4,736	82,359
American Standard Cos. *	BUILD	4,992	194,239
AmerisourceBergen Corp.	PHARM	2,688	144,372
Amgen, Inc. *	BIOTE	29,824	1,690,424
AmSouth Bancorp	BANKS	8,320	203,008
Anadarko Petroleum Corp.	OILGA	5,888	390,728
Analog Devices, Inc.	SEMIC	8,960	347,469
Andrew Corp. *	TELEC	3,840	47,002
Anheuser-Busch Companies, Inc.	BEVER	18,944	946,253
Anthem, Inc. *	HEALS	3,328	290,368
AON Corp.	INSUR	7,424	213,366
Apache Corp.	OILGA	7,680	384,845
Apartment Invst & Mgt Co. - Class AREIT	REITS	2,176	75,681
Apollo Group, Inc. - Class A *	COMSV	4,608	338,089
Apple Computer, Inc. *	COMPU	9,088	352,160
Applera Corp. - Applied Biosystems Group	ELETR	4,736	89,368
Applied Materials, Inc. *	SEMIC	40,064	660,655
Applied Micro Circuits Corp. *	SEMIC	7,424	23,237
Archer-Daniels-Midland Co.	AGRIC	15,360	260,813
Ashland, Inc.	CHEME	1,664	93,317
AT&T Corp.	TELEC	18,688	267,612
AT&T Wireless Services, Inc. *	TELEC	64,384	951,596
Autodesk, Inc.	SOFTW	2,688	130,717
Automatic Data Processing, Inc.	SOFTW	13,824	571,208
AutoNation, Inc. *	RETAL	6,272	107,126

See accompanying notes to the financial statements.

AutoZone, Inc. *	RETAL	1,920	148,320
Avaya, Inc. *	TELEC	10,624	148,099
Avery Dennison Corp.	HOUPW	2,560	168,397
Avon Products, Inc.	COSPC	11,136	486,420
Baker Hughes, Inc.	OILGS	7,936	346,962
Ball Corp.	PACCO	2,688	100,612
Bank of America Corp.	BANKS	96,000	4,159,679
Bank of New York Co., Inc.	BANKS	18,304	533,928
Bard (C.R.), Inc.	HEALP	2,432	137,724
Bausch & Lomb, Inc.	HEALP	1,280	85,056
Baxter International, Inc.	HEALP	14,464	465,162
BB&T Corp.	BANKS	13,056	518,193
Bear Stearns Cos., Inc.	DIVFS	2,432	233,885
Becton, Dickinson & Co.	HEALP	5,888	304,410
Bed Bath & Beyond, Inc. *	RETAL	7,040	261,254
BellSouth Corp.	TELEC	43,136	1,169,848
Bemis Company, Inc.	PACCO	2,560	68,045
Best Buy Co., Inc.	RETAL	7,680	416,563
Big Lots, Inc. *	RETAL	2,688	32,874
Biogen Idec, Inc. *	BIOTE	7,936	485,445
Biomet, Inc.	HEALP	6,016	282,030
BJ Services Co.	OILGS	3,840	201,254
Black & Decker Corp.	HANMT	1,920	148,685
Block H & R, Inc.	COMSV	3,840	189,773
BMC Software, Inc. *	SOFTW	5,248	82,971
Boeing Co.	AEROD	19,840	1,024,141
Boise Cascade Corp.	FORPP	2,048	68,157
Boston Scientific Corp. *	HEALP	19,840	788,243
Bristol-Myers Squibb Co.	PHARM	45,952	1,087,684
Broadcom Corp. - Class A *	SEMIC	7,552	206,094
Brown-Forman Corp. - Class B	CHEME	2,816	128,973
Brunswick Corp.	LEISU	2,304	105,431
Burlington Northern Santa Fe Corp.	TRANS	8,832	338,354
Burlington Resources, Inc.	OILGA	9,344	381,235
Calpine Corp. *	ELECT	10,496	30,438
Campbell Soup Co.	FOOD	9,728	255,749
Capital One Financial Corp.	DIVFS	5,760	425,664
Cardinal Health, Inc.	PHARM	10,112	442,602
Caremark Rx, Inc. *	PHARM	11,008	353,027
Carnival Corp.	LEISU	14,976	708,215
Caterpillar, Inc.	MECCM	8,064	648,749
Cendant Corp.	COMSV	24,960	539,136
CenterPoint Energy, Inc.	ELECT	7,296	75,587
Centex Corp.	HOMEB	2,944	148,554
CenturyTel, Inc.	TELEC	3,200	109,568
ChevronTexaco Corp.	OILGA	50,304	2,698,306
Chiron Corp. *	BIOTE	4,480	198,016
Chubb Corp.	INSUR	4,480	314,854
CIENA Corp. *	TELEC	13,440	26,611
CIGNA Corp.	INSUR	3,200	222,816
Cincinnati Financial Corp.	INSUR	3,968	163,561
Cinergy Corp.	ELECT	4,224	167,270
Cintas Corp.	TEXTI	4,096	172,196
Circuit City Stores, Inc.	RETAL	4,736	72,650
Cisco Systems, Inc. *	TELEC	159,488	2,886,733
Citigroup, Inc.	DIVFS	122,240	5,393,230
Citizens Communications Co.	TELEC	7,808	104,549
Citrix Systems, Inc. *	SOFTW	3,968	69,519
Clear Channel Communications, Inc.	MEDIA	13,952	434,884
Clorox Co.	HOUPW	4,992	266,073
CMS Energy Corp. *	ELECT	3,840	36,557
Coach, Inc. *	APPAR	4,480	190,042

See accompanying notes to the financial statements.

Coca-Cola Co.	BEVER	57,216	2,291,502
Coca-Cola Enterprises, Inc.	BEVER	11,008	208,051
Colgate-Palmolive Co.	COSPC	12,544	566,738
Comcast Corp. - Special Class A *	MEDIA	52,736	1,489,264
Comerica, Inc.	BANKS	4,096	243,098
Computer Associates International, Inc.	SOFTW	13,824	363,571
Computer Sciences Corp. *	COMPU	4,480	211,008
Compuware Corp. *	SOFTW	9,088	46,803
Comverse Technology, Inc. *	TELEC	4,608	86,769
ConAgra Foods, Inc.	FOOD	12,416	319,215
ConocoPhillips	OILGA	16,256	1,346,809
Consolidated Edison, Inc.	ELECT	5,760	242,150
Constellation Energy Group, Inc.	ELECT	4,096	163,185
Convergys Corp. *	COMSV	3,328	44,695
Cooper Industries, Ltd. - Class A	MISMA	2,176	128,384
Cooper Tire & Rubber Co.	AUTPE	1,792	36,145
Coors (Adolph) Co. - Class B	BEVER	896	60,856
Corning, Inc. *	TELEC	32,896	364,488
Costco Wholesale Corp.	RETAL	10,880	452,173
Countrywide Credit Industries, Inc.	DIVFS	13,312	524,360
Crane Co.	MISMA	1,408	40,719
CSX Corp.	TRANS	5,120	169,984
Cummins, Inc.	MACDV	1,024	75,663
CVS Corp.	RETAL	9,472	399,055
Dana Corp.	AUTPE	3,584	63,401
Danaher Corp.	MISMA	7,296	374,139
Darden Restaurants, Inc.	RETAL	3,712	86,564
Deere & Co.	MACDV	5,888	380,071
Dell, Inc. *	COMPU	58,880	2,096,128
Delphi Automotive Systems Corp.	AUTPE	13,184	122,479
Delta Air Lines, Inc. *	AIRLI	2,944	9,686
Deluxe Corp.	COMSV	1,152	47,255
Devon Energy Corp.	OILGA	5,760	409,018
Dillards, Inc. - Class A	RETAL	1,920	37,901
Dollar General Corp.	RETAL	7,808	157,331
Dominion Resources, Inc.	ELECT	7,808	509,472
Donnelley (R.R.) & Sons Co.	COMSV	5,120	160,358
Dover Corp.	MISMA	4,736	184,088
Dow Chemical Co.	CHEME	22,144	1,000,466
Dow Jones & Company, Inc.	MEDIA	1,920	77,971
DTE Energy Co.	ELECT	4,096	172,810
Du Pont (E.I.) de Nemours	CHEME	23,552	1,008,025
Duke Energy Corp.	ELECT	22,144	506,876
Dynegy, Inc. - Class A *	PIPEL	8,960	44,710
E*TRADE Group, Inc. *	DIVFS	8,832	100,861
Eastman Chemical Co.	CHEME	1,792	85,210
Eastman Kodak Co.	MISMA	6,784	218,580
Eaton Corp.	MISMA	3,584	227,261
eBay, Inc. *	INTER	15,616	1,435,736
Ecolab, Inc.	CHEME	6,016	189,143
Edison International	ELECT	7,680	203,597
El Paso Corp.	PIPEL	15,104	138,806
Electronic Arts, Inc. *	SOFTW	7,168	329,656
Electronic Data Systems Corp.	COMPU	12,032	233,300
Eli Lilly & Co.	PHARM	26,624	1,598,771
EMC Corp. *	COMPU	56,704	654,364
Emerson Electric Co.	ELECE	9,856	609,987
Engelhard Corp.	CHEME	2,944	83,462
Entergy Corp.	ELECT	5,376	325,839
EOG Resources, Inc.	OILGA	2,816	185,434
Equifax, Inc.	COMSV	3,200	84,352
Equity Office Properties TrustREIT	REITS	9,472	258,112

See accompanying notes to the financial statements.

Equity Residential Properties TrustREIT	REITS	6,656	206,336
Exelon Corp.	ELECT	15,616	572,952
Express Scripts, Inc. - Class A *	PHARM	1,792	117,089
Exxon Mobil Corp.	OILGA	153,472	7,417,301
Family Dollar Stores, Inc.	RETAL	3,968	107,533
Fannie Mae	DIVFS	22,784	1,444,506
Federated Department Stores, Inc.	RETAL	4,224	191,896
Federated Investors, Inc. - Class B	DIVFS	2,560	72,806
FedEx Corp.	TRANS	7,040	603,258
Fifth Third Bancorp	BANKS	13,440	661,517
First Data Corp.	SOFTW	20,224	879,744
First Horizon National Corp.	BANKS	2,944	127,652
FirstEnergy Corp.	ELECT	7,808	320,753
Fiserv, Inc. *	SOFTW	4,608	160,635
Fisher Scientific International, Inc. *	ELETR	2,688	156,791
Fluor Corp.	ENGCO	1,920	85,478
Ford Motor Co.	AUTOM	43,136	606,060
Forest Laboratories, Inc. *	PHARM	8,704	391,506
Fortune Brands, Inc.	HOUPW	3,456	256,055
FPL Group, Inc.	ELECT	4,352	297,329
Franklin Resources, Inc.	DIVFS	5,888	328,315
Freddie Mac	DIVFS	16,256	1,060,541
Freeport-McMoRan Cop/ Gld, Inc. - Class B	MINIG	4,224	171,072
Gannett Co., Inc.	MEDIA	6,272	525,343
Gap, Inc.	RETAL	21,376	399,731
Gateway, Inc. *	COMPU	8,832	43,718
General Dynamics Corp.	AEROD	4,736	483,546
General Electric Co.	MISMA	249,088	8,364,375
General Mills, Inc.	FOOD	8,960	402,304
General Motors Corp.	AUTOM	13,312	565,494
Genuine Parts Co.	DISTW	4,096	157,205
Genzyme Corp. - General Division *	BIOTE	5,376	292,508
Georgia Pacific Corp.	FORPP	6,144	220,877
Gilead Sciences, Inc. *	PHARM	10,112	377,987
Gillette Co.	COSPC	23,680	988,403
Golden West Financial Corp.	SAVLO	3,584	397,645
Goodrich Corp.	AEROD	2,816	88,310
Goodyear Tire & Rubber Co. *	AUTPE	4,096	43,991
Grainger (W.W.), Inc.	DISTW	2,176	125,446
Great Lakes Chemical Corp.	CHEME	1,152	29,491
Guidant Corp.	HEALP	7,424	490,281
Halliburton Co.	OILGS	10,368	349,298
Harley-Davidson, Inc.	LEISU	6,912	410,849
Harrah’s Entertainment, Inc.	LODGE	2,688	142,410
Hartford Financial Services Group, Inc.	INSUR	6,912	428,060
Hasbro, Inc.	TOYGH	4,224	79,411
HCA, Inc.	HEALS	11,392	434,605
Health Management Assoc., Inc. – Class A	HEALS	5,760	117,677
Heinz (H.J.) Co.	FOOD	8,192	295,076
Hercules, Inc. *	CHEME	2,688	38,304
Hershey Foods Corp.	FOOD	5,760	269,050
Hewlett-Packard Co.	COMPU	71,296	1,336,800
Hilton Hotels Corp.	LODGE	9,088	171,218
Home Depot, Inc.	RETAL	51,840	2,032,128
Honeywell International, Inc.	MISMA	20,224	725,233
Hospira, Inc. *	PHARM	3,712	113,587
Humana, Inc. *	HEALS	3,712	74,166
Huntington Bancshares, Inc.	BANKS	5,376	133,916
Illinois Tool Works, Inc.	MISMA	7,168	667,843
IMS Health, Inc.	SOFTW	5,504	131,656
Ingersoll-Rand Co. - Class A	MISMA	4,096	278,405
Intel Corp.	SEMIC	151,296	3,034,999

See accompanying notes to the financial statements.

International Business Machines Corp.	COMPU	39,552	3,391,188
International Flavors & Fragrances, Inc.	CHEME	2,176	83,123
International Game Technology	ENTER	8,192	294,502
International Paper Co.	FORPP	11,520	465,524
Interpublic Group of Companies, Inc. *	ADVER	9,984	105,731
Intuit, Inc. *	SOFTW	4,480	203,392
ITT Industries, Inc.	MISMA	2,176	174,058
J.P. Morgan Chase & Co.	DIVFS	84,096	3,341,134
Jabil Circuit, Inc. *	ELETR	4,736	108,928
Janus Capital Group, Inc.	DIVFS	5,632	76,652
JDS Uniphase Corp. *	TELEC	33,920	114,310
Jefferson-Pilot Corp.	INSUR	3,200	158,912
Johnson & Johnson	HEALP	70,016	3,944,002
Johnson Controls, Inc.	AUTPE	4,480	254,509
Jones Apparel Group, Inc.	APPAR	2,944	105,395
KB Home	HOMEB	1,152	97,332
Kellogg Co.	FOOD	9,728	414,996
Kerr-McGee Corp.	OILGA	3,584	205,184
KeyCorp	BANKS	9,600	303,360
KeySpan Corp.	GAS	3,840	150,528
Kimberly-Clark Corp.	COSPC	11,648	752,344
Kinder Morgan, Inc.	PIPEL	2,944	184,942
King Pharmaceuticals, Inc. *	PHARM	5,760	68,774
KLA - Tencor Corp. *	SEMIC	4,608	191,140
Knight-Ridder, Inc.	MEDIA	1,792	117,286
Kohls Corp. *	RETAL	8,064	388,604
Kroger Co. *	FOOD	17,408	270,172
Leggett & Platt, Inc.	HOMEF	4,480	125,889
Lexmark International Group, Inc. *	COMPU	3,072	258,079
Limited, Inc.	RETAL	11,136	248,221
Lincoln National Corp.	INSUR	4,096	192,512
Linear Technology Corp.	SEMIC	7,296	264,407
Liz Claiborne, Inc.	APPAR	2,560	96,563
Lockheed Martin Corp.	AEROD	10,496	585,467
Loews Corp.	INSUR	4,352	254,592
Louisiana-Pacific Corp.	FORPP	2,560	66,432
Lowe’s Cos., Inc.	RETAL	18,432	1,001,779
LSI Logic Corp. *	SEMIC	9,088	39,169
Lucent Technologies, Inc. *	TELEC	101,632	322,173
M&T Bank Corp.	BANKS	2,816	269,491
Manor Care, Inc.	HEALS	2,048	61,358
Marathon Oil Corp.	OILGA	8,192	338,166
Marriott International, Inc. - Class A	LODGE	5,376	279,337
Marsh & McLennan Companies, Inc.	INSUR	12,288	562,299
Marshall & Ilsley Corp.	BANKS	5,248	211,494
Masco Corp.	BUILD	10,240	353,587
Mattel, Inc.	TOYGH	9,728	176,369
Maxim Integrated Products, Inc.	SEMIC	7,680	324,787
May Department Stores Co.	RETAL	6,912	177,155
Maytag Corp.	HOMEF	1,920	35,270
MBIA, Inc.	INSUR	3,328	193,723
MBNA Corp.	DIVFS	30,080	758,016
McCormick & Co., Inc.	FOOD	3,200	109,888
McDonald’s Corp.	RETAL	29,696	832,379
McGraw-Hill Companies, Inc.	MEDIA	4,480	357,011
McKesson Corp.	COMSV	6,912	177,293
Meadwestvaco Corp.	FORPP	4,736	151,078
Medco Health Solutions, Inc. *	PHARM	6,400	197,760
MedImmune, Inc. *	BIOTE	5,888	139,546
Medtronic, Inc.	HEALP	28,544	1,481,434
Mellon Financial Corp.	BANKS	9,984	276,457
Merck & Co., Inc.	PHARM	52,352	1,727,616

See accompanying notes to the financial statements.

Mercury Interactive Corp. *	SOFTW	2,176	75,899
Meredith Corp.	MEDIA	1,152	59,190
Merrill Lynch & Co., Inc.	DIVFS	1,936	96,258
MetLife, Inc.	INSUR	17,664	682,714
MGIC Investment Corp.	INSUR	2,304	153,331
Micron Technology, Inc. *	SEMIC	14,464	174,002
Microsoft Corp.	SOFTW	256,512	7,092,558
Millipore Corp. *	BIOTE	1,152	55,123
Molex, Inc.	ELECE	4,480	133,594
Monsanto Co.	AGRIC	6,272	228,426
Monster Worldwide, Inc. *	INTER	2,816	69,386
Moody’s Corp.	COMSV	3,456	253,152
Morgan Stanley Dean Witter & Co.	DIVFS	25,856	1,274,701
Motorola, Inc.	TELEC	55,680	1,004,467
Mylan Laboratories, Inc.	PHARM	6,400	115,200
Nabors Industries, Ltd. *	OILGA	3,456	163,642
National City Corp.	BANKS	15,616	603,090
National Semiconductor Corp. *	SEMIC	8,448	130,860
Navistar International Corp. *	AUTOM	1,664	61,884
NCR Corp. *	COMPU	2,176	107,908
Network Appliance, Inc. *	COMPU	8,448	194,304
New York Times Co. - Class A	MEDIA	3,456	135,130
Newell Rubbermaid, Inc.	HOUSE	6,528	130,821
Newmont Mining Corp.	MINIG	10,496	477,883
Nextel Communications, Inc. - Class A *	TELEC	26,240	625,562
NICOR, Inc.	GAS	1,024	37,581
Nike, Inc. - Class B	APPAR	6,272	494,233
NiSource, Inc.	ELECT	6,272	131,775
Noble Corp. *	OILGA	3,200	143,840
Nordstrom, Inc.	RETAL	3,328	127,263
Norfolk Southern Corp.	TRANS	9,344	277,891
North Fork Bancorp, Inc.	BANKS	4,096	182,067
Northern Trust Corp.	BANKS	5,248	214,118
Northrop Grumman Corp.	AEROD	8,448	450,532
Novell, Inc. *	SOFTW	9,088	57,345
Novellus Systems, Inc. *	SEMIC	3,328	88,492
Nucor Corp.	IRONS	1,920	175,430
NVIDIA Corp. *	SEMIC	3,968	57,615
Occidental Petroleum Corp.	OILGA	9,216	515,451
Office Depot, Inc. *	RETAL	7,424	111,583
Omnicom Group, Inc.	ADVER	4,480	327,308
Oracle Corp. *	SOFTW	121,984	1,375,980
PACCAR, Inc.	AUTOM	4,096	283,116
Pactiv Corp. *	PACCO	3,584	83,328
Pall Corp.	MISMA	2,944	72,069
Parametric Technology Corp. *	SOFTW	6,400	33,792
Parker Hannifin Corp.	ELETR	2,816	165,750
Paychex, Inc.	COMSV	8,960	270,144
Penney (J.C.) Co.	RETAL	6,784	239,340
Peoples Energy Corp.	GAS	896	37,345
PeopleSoft, Inc. *	SOFTW	8,704	172,774
PepsiCo, Inc.	BEVER	39,936	1,942,886
PerkinElmer, Inc.	ELETR	3,072	52,900
Pfizer, Inc.	PHARM	178,176	5,452,186
PG&E Corp. *	ELECT	9,472	287,949
Phelps Dodge Corp.	MINIG	2,176	200,257
Pinnacle West Capital Corp.	ELECT	2,176	90,304
Pitney Bowes, Inc.	OFFBE	5,504	242,726
Plum Creek Timber Company, Inc.	FORPP	4,352	152,451
PMC-Sierra, Inc. *	SEMIC	4,224	37,213
PNC Financial Services Group	BANKS	6,656	360,090
Power-One, Inc. *	ELECE	1,920	12,442

See accompanying notes to the financial statements.

PPG Industries, Inc.	CHEME	4,096	251,003
PPL Corp.	ELECT	4,480	211,366
Praxair, Inc.	CHEME	7,680	328,243
Principal Financial Group, Inc.	INSUR	7,424	267,041
Procter & Gamble Co.	COSPC	60,032	3,248,933
Progress Energy, Inc.	ELECT	5,760	243,878
Progressive Corp.	INSUR	5,120	433,920
PrologisREIT	REITS	4,352	153,364
Providian Financial Corp. *	DIVFS	6,912	107,412
Prudential Financial, Inc.	INSUR	12,288	578,028
Public Service Enterprise Group, Inc.	ELECT	5,632	239,923
Pulte Homes, Inc.	HOMEB	2,944	180,674
QLogic Corp. *	SEMIC	2,176	64,431
Qualcomm, Inc.	TELEC	38,400	1,499,136
Quest Diagnostics, Inc.	HEALS	2,432	214,551
Qwest Communications International, Inc. *	TELEC	42,880	142,790
RadioShack Corp.	RETAL	3,712	106,312
Raytheon Co.	AEROD	10,624	403,500
Reebok International, Ltd.	APPAR	1,408	51,702
Regions Financial Corp.	BANKS	10,880	359,693
Reynolds American, Inc.	AGRIC	3,456	235,146
Robert Half International, Inc.	COMSV	4,096	105,554
Rockwell Collins, Inc.	AEROD	4,224	156,879
Rockwell International Corp.	MACDV	4,352	168,422
Rohm & Haas Co.	CHEME	5,248	225,507
Rowan Companies, Inc. *	OILGA	2,560	67,584
Ryder System, Inc.	TRANS	1,536	72,253
Sabre Holdings Corp.	LEISU	3,200	78,496
SAFECO Corp.	INSUR	3,328	151,923
Safeway, Inc. *	FOOD	10,496	202,678
Sanmina-SCI Corp. *	ELETR	12,288	86,630
Sara Lee Corp.	FOOD	18,688	427,208
SBC Communications, Inc.	TELEC	78,208	2,029,498
Schering-Plough Corp.	PHARM	34,688	661,153
Schlumberger, Ltd.	OILGS	13,952	939,109
Schwab (Charles) Corp.	DIVFS	32,256	296,433
Scientific-Atlanta, Inc.	TELEC	3,584	92,897
Sealed Air Corp. *	PACCO	1,920	88,992
Sears, Roebuck & Co.	RETAL	4,992	198,931
Sempra Energy	GAS	5,504	199,190
Sherwin-Williams Co.	CHEME	3,328	146,299
Siebel Systems, Inc. *	SOFTW	11,904	89,756
Sigma-Aldrich Corp.	CHEME	1,664	96,512
Simon Property Group, Inc. REIT	REITS	4,864	260,857
SLM Corp.	DIVFS	10,240	456,704
Snap-on, Inc.	HANMT	1,408	38,804
Solectron Corp. *	ELETR	22,656	112,147
Southern Co.	ELECT	17,408	521,892
SouthTrust Corp.	BANKS	7,808	325,281
Southwest Airlines Co.	AIRLI	18,688	254,530
Sovereign Bancorp, Inc.	SAVLO	8,064	175,956
Sprint Corp. (FON Group)	TELEC	34,305	690,550
St. Jude Medical, Inc. *	HEALP	4,224	317,940
St. Paul Companies, Inc.	INSUR	15,744	520,497
Stanley Works	HANMT	1,920	81,658
Staples, Inc.	RETAL	11,776	351,160
Starbucks Corp. *	RETAL	9,344	424,778
Starwood Hotels & Resorts Worldwide, Inc.	LODGE	4,864	225,787
State Street Corp.	BANKS	7,936	338,947
Stryker Corp.	HEALP	9,472	455,414
Sun Microsystems, Inc. *	COMPU	78,464	316,995
SunGard Data Systems, Inc. *	COMPU	6,784	161,256

See accompanying notes to the financial statements.

Sunoco, Inc.	OILGA	1,792	132,572
SunTrust Banks, Inc.	BANKS	6,656	468,649
SuperValu, Inc.	FOOD	3,200	88,160
Symantec Corp. *	INTER	7,424	407,429
Symbol Technologies, Inc.	ELETR	5,632	71,188
Synovus Financial Corp.	BANKS	7,296	190,790
Sysco Corp.	FOOD	15,104	451,911
T. Rowe Price Group, Inc.	DIVFS	2,944	149,967
Target Corp.	RETAL	21,248	961,472
TECO Energy, Inc.	ELECT	4,736	64,078
Tektronix, Inc.	ELETR	2,048	68,096
Tellabs, Inc. *	TELEC	9,856	90,577
Temple-Inland, Inc.	FORPP	1,280	85,952
Tenet Healthcare Corp. *	HEALS	11,008	118,776
Teradyne, Inc. *	SEMIC	4,608	61,747
Texas Instruments, Inc.	SEMIC	40,832	868,905
Textron, Inc.	MISMA	3,328	213,891
The Pepsi Bottling Group, Inc.	BEVER	6,016	163,334
Thermo Electron Corp. *	ELETR	3,840	103,757
Tiffany & Co.	RETAL	3,456	106,237
Time Warner, Inc. *	MEDIA	107,904	1,741,570
TJX Companies, Inc.	RETAL	11,520	253,901
Torchmark Corp.	INSUR	2,560	136,141
Toys R Us, Inc. *	RETAL	4,992	88,558
Transocean Sedco Forex, Inc. *	OILGA	7,552	270,211
Tribune Co.	MEDIA	7,552	310,765
TXU Corp.	ELECT	7,040	337,357
Tyco International, Ltd.	MISMA	47,360	1,452,058
U.S. Bancorp	BANKS	44,288	1,279,923
Union Pacific Corp.	TRANS	6,144	360,038
Unisys Corp. *	COMPU	7,936	81,900
United Parcel Service, Inc. - Class B	TRANS	26,496	2,011,576
United States Steel Corp.	IRONS	2,688	101,123
United Technologies Corp.	AEROD	12,032	1,123,547
UnitedHealth Group, Inc.	HEALS	15,744	1,160,963
Univision Communications, Inc. – Class A *	MEDIA	7,552	238,719
Unocal Corp.	OILGA	6,272	269,696
UnumProvident Corp.	INSUR	7,040	110,458
UST, Inc.	AGRIC	3,840	154,598
Valero Energy Corp.	OILGA	3,072	246,405
Veritas Software Corp. *	SOFTW	10,240	182,272
Verizon Communications, Inc.	TELEC	65,280	2,570,726
VF Corp.	APPAR	2,560	126,592
Viacom, Inc. - Class B	MEDIA	40,960	1,374,618
Visteon Corp.	AUTPE	3,072	24,545
Vulcan Materials Co.	BUILD	2,432	123,910
Wachovia Corp.	BANKS	30,848	1,448,314
Wal-Mart Stores, Inc.	RETAL	100,096	5,325,108
Walgreen Co.	RETAL	24,192	866,799
Walt Disney Co.	MEDIA	48,512	1,093,946
Washington Mutual, Inc.	SAVLO	20,608	805,361
Waste Management, Inc.	ENVIR	13,696	374,449
Waters Corp. *	ELETR	2,816	124,186
Watson Pharmaceuticals, Inc. *	PHARM	2,560	75,418
Wellpoint Health Networks, Inc. *	HEALS	3,712	390,094
Wells Fargo & Co.	BANKS	39,808	2,373,751
Wendy’s International, Inc.	RETAL	2,688	90,317
Weyerhaeuser Co.	FORPP	5,632	374,415
Whirlpool Corp.	HOMEF	1,536	92,298
Williams Companies, Inc.	PIPEL	12,288	148,685
Winn-Dixie Stores, Inc.	FOOD	3,328	10,284
Worthington Industries, Inc.	METFH	2,048	43,725

See accompanying notes to the financial statements.

Wrigley (WM.) JR Co.	FOOD	5,248	332,251
Wyeth	PHARM	31,488	1,177,651
Xcel Energy, Inc.	ELECT	9,472	164,055
Xerox Corp. *	OFFBE	19,840	279,348
Xilinx, Inc.	SEMIC	8,192	221,184
XL Capital, Ltd. - Class A	INSUR	3,328	246,239
Yahoo!, Inc. *	INTER	32,128	1,089,460
YUM! Brands, Inc.	RETAL	6,912	281,042
Zimmer Holdings, Inc. *	HEALP	5,760	455,270
Zions Bancorp	BANKS	2,048	125,010

TOTAL COMMON STOCKS (Cost $210,672,263)			242,757,307

	Principal Amount
Repurchase Agreements (19.7%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $60,006,417 (Collateralized by $61,491,000 Federal National Mortgage Association, 1.86%, 12/29/2004, market value $61,204,890)	$60,004,000	60,004,000

TOTAL REPURCHASE AGREEMENTS (Cost $60,004,000)		60,004,000

TOTAL INVESTMENT SECURITIES (Cost $270,676,263) - 99.3%		302,761,307
Net other assets (liabilities) – 0.7%		2,237,096

NET ASSETS – 100.0%		$304,998,403

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $55,725)	1	$233

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $62,428,800)	224	$(250,306)

*	Non-income producing security

REIT	Real Estate Investment Trust

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.1%
AEROD	Aerospace/Defense	1.4%
AGRIC	Agriculture	1.0%
AIRLI	Airlines	0.1%
APPAR	Apparel	0.3%
AUTOM	Auto Manufacturers	0.5%
AUTPE	Auto Parts & Equipment	0.2%
BANKS	Banks	5.2%
BEVER	Beverages	1.8%

See accompanying notes to the financial statements.

BIOTE	Biotechnology	0.9%
BUILD	Building Materials	0.2%
CHEME	Chemicals	1.3%
COMPU	Computers	3.2%
COMSV	Commercial Services	0.7%
COSPC	Cosmetics/Personal Care	2.0%
DISTW	Distribution/Wholesale	0.1%
DIVFS	Diversified Financial Services	5.9%
ELECE	Electrical Components & Equipment	0.3%
ELECT	Electric	2.2%
ELETR	Electronics	0.5%
ENGCO	Engineering & Construction	NM
ENTER	Entertainment	0.1%
ENVIR	Environmental Control	0.1%
FOOD	Food	1.3%
FORPP	Forest Products & Paper	0.5%
GAS	Gas	0.1%
HANMT	Hand/Machine Tools	0.1%
HEALP	Healthcare-Products	3.0%
HEALS	Healthcare-Services	1.1%
HOMEB	Home Builders	0.1%
HOMEF	Home Furnishings	0.1%
HOUPW	Household Products/Wares	0.2%
HOUSE	Housewares	NM
INSUR	Insurance	3.9%
INTER	Internet	1.0%
IRONS	Iron/Steel	0.1%
LEISU	Leisure Time	0.4%
LODGE	Lodging	0.3%
MACDV	Machinery-Diversified	0.2%
MECCM	Machinery-Construction & Mining	0.2%
MEDIA	Media	2.6%
METFH	Metal Fabricate/Hardware	NM
MINIG	Mining	0.5%
MISMA	Miscellaneous Manufacturing	4.8%
OFFBE	Office/Business Equipment	0.2%
OILGA	Oil & Gas	5.2%
OILGS	Oil & Gas Services	0.6%
PACCO	Packaging & Containers	0.1%
PHARM	Pharmaceuticals	5.2%
PIPEL	Pipelines	0.2%
REITS	Real Estate Investment Trust	0.3%
RETAL	Retail	5.7%
SAVLO	Savings & Loans	0.5%
SEMIC	Semiconductors	2.3%
SOFTW	Software	4.0%
TELEC	Telecommunications	5.2%
TEXTI	Textiles	0.1%
TOYGH	Toys/Games/Hobbies	0.1%
TRANS	Transportation	1.3%
	Other**	20.4%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP Small-Cap

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (67.5%)
21st Century Insurance Group	INSUR	3,091	$41,265
99 Cents Only Stores *	RETAL	7,025	99,966
A.C. Moore Arts & Crafts, Inc. *	RETAL	1,967	48,644
AAR Corp. *	AEROD	4,777	59,474
Aaron Rents, Inc.	COMSV	5,058	110,062
Abaxis, Inc. *	HEALP	2,529	32,902
Abgenix, Inc. *	PHARM	11,802	116,368
ABM Industries, Inc.	COMSV	5,339	107,581
Acadia Realty TrustREIT	REITS	3,653	53,882
Actuant Corp. *	MISMA	3,091	127,380
Acuity Brands, Inc.	MISMA	3,934	93,511
Adaptec, Inc. *	TELEC	15,174	115,322
Advanced Digital Information Corp. *	COMPU	9,273	80,675
Advisory Board Co. *	COMSV	2,529	84,974
ADVO, Inc.	ADVER	3,934	121,718
Affordable Residential CommunitiesREIT	REITS	3,653	53,334
Agile Software Corp. *	INTER	7,587	60,165
AirTran Holdings, Inc. *	AIRLI	6,463	64,371
AK Steel Holding Corp. *	IRONS	15,736	128,406
Alabama National BanCorporation	BANKS	1,686	100,941
Alamosa Holdings, Inc. *	TELEC	9,273	70,846
Albany International Corp. - Class A	MACDV	3,653	108,896
Albany Molecular Research, Inc. *	COMSV	3,372	32,371
Albemarle Corp.	CHEME	2,529	88,743
Alfa Corp.	INSUR	4,777	66,687
Alkermes, Inc. *	PHARM	10,959	126,467
Allegheny Technologies, Inc.	IRONS	7,868	143,591
Alliance Gaming Corp. *	ENTER	7,306	110,028
Alpharma, Inc.	PHARM	3,091	56,534
Altiris, Inc. *	SOFTW	3,091	97,830
AMC Entertainment, Inc. *	ENTER	4,496	86,053
AMCOL International Corp.	MINIG	3,091	59,100
American Medical Security Group, Inc. *	HEALS	1,686	53,935
American Medical Systems Holdings, Inc. *	HEALP	3,653	132,494
American States Water Co.	WATER	2,248	55,975
American Woodmark Corp.	HOMEF	1,686	62,424
AMERIGROUP Corp. *	HEALS	1,124	63,225
Amis Holdings, Inc. *	SEMIC	4,496	60,786
Amli Residential Properties TrustREIT	REITS	3,653	111,599
AmSurg Corp. *	HEALS	4,215	89,274
Anaren Microwave, Inc. *	TELEC	3,091	41,605
Anchor BanCorp Wisconsin, Inc.	SAVLO	2,810	72,779
Anixter International, Inc.	TELEC	3,653	128,183
ANSYS, Inc. *	SOFTW	2,248	111,793
Anteon International Corp. *	COMPU	3,372	123,584
Anthracite Capital, Inc.REIT	REITS	6,463	71,869
Apogee Enterprises, Inc.	BUILD	3,934	50,867
Apollo Investment Corp.	INVCO	8,992	127,237
Applera Corp. - Celera Genomics Group *	BIOTE	10,397	121,541
Applied Industrial Technologies, Inc.	MACDV	2,529	90,386
Apria Heathcare Group, Inc. *	HEALS	3,372	91,887
AptarGroup, Inc.	MISMA	3,372	148,267
aQuantive, Inc. *	INTER	6,744	65,080

See accompanying notes to the financial statements.

Aquila, Inc. *	ELECT	28,100	87,672
Arbitron, Inc. *	COMSV	2,248	82,299
Arch Chemicals, Inc.	CHEME	3,091	88,248
Arch Wireless, Inc. - Class A *	TELEC	2,529	72,658
Arctic Cat, Inc.	LEISU	1,967	51,044
Argonaut Group, Inc. *	INSUR	3,372	62,955
Ariad Pharmaceuticals, Inc. *	BIOTE	7,587	50,757
Ariba, Inc. *	INTER	6,463	60,364
Arkansas Best Corp.	TRANS	3,091	113,192
Armor Holdings, Inc. *	AEROD	3,372	140,309
Artisan Components, Inc. *	SEMIC	3,372	98,159
Ascential Software Corp. *	SOFTW	8,430	113,552
Atherogenics, Inc. *	PHARM	5,339	175,920
Avanex Corp. *	TELEC	11,521	23,503
Aviall, Inc. *	DISTW	3,372	68,789
Avista Corp.	ELECT	4,496	81,378
Axcelis Technologies, Inc. *	SEMIC	13,769	114,007
Aztar Corp. *	LODGE	2,248	59,572
Baldor Electric Co.	HANMT	4,215	99,727
BancorpSouth, Inc.	BANKS	8,711	200,266
Bandag, Inc.	AUTPE	1,405	61,539
BankAtlantic Bancorp, Inc. - Class A	SAVLO	3,372	61,775
Banner Corp.	BANKS	1,405	41,307
Banta Corp.	COMSV	1,967	78,188
BE Aerospace, Inc. *	AEROD	5,339	48,585
Bel Fuse, Inc. - Class B	ELETR	1,686	55,773
Benchmark Electronics, Inc. *	ELETR	5,339	159,102
Berry Petroleum Co. - Class A	OILGA	2,529	92,890
Beverly Enterprises, Inc. *	HEALS	15,455	116,994
BioMarin Pharmaceutical, Inc. *	PHARM	9,273	48,127
Black Box Corp.	TELEC	2,248	83,064
Black Hills Corp.	ELECT	2,529	70,256
Blue Coat Systems, Inc. *	INTER	1,405	20,232
Blyth, Inc.	HOUPW	2,810	86,829
Boca Resorts, Inc. - Class A *	LODGE	3,091	57,400
Bone Care International, Inc. *	PHARM	2,248	54,626
Boston Private Financial Holdings, Inc.	BANKS	3,934	98,193
Bowne & Co., Inc.	COMSV	5,058	65,703
Boyd Gaming Corp.	LODGE	1,967	55,371
Brady Corp. - Class A	ELETR	2,529	123,339
Brandywine Realty TrustREIT	REITS	3,372	96,035
Bright Horizons Family Solutions, Inc. *	COMSV	1,967	106,788
Brocade Communications Systems, Inc. *	COMPU	36,811	207,981
Brooks Automation, Inc. *	SEMIC	5,901	83,499
Brown Shoe Company, Inc.	RETAL	2,529	63,377
Brush Engineered Materials, Inc. *	MINIG	2,529	52,376
Buckeye Technologies, Inc. *	FORPP	4,215	46,997
Burlington Coat Factory Wharehouse Corp.	RETAL	2,529	53,691
C&D Technologies, Inc.	ELECE	3,091	58,791
C-COR.net Corp. *	TELEC	6,182	52,238
Cabot Microelectronics Corp. *	CHEME	3,091	112,049
California Pizza Kitchen, Inc. *	RETAL	2,810	61,399
California Water Service Group	WATER	2,248	66,024
Callaway Golf Co.	LEISU	8,711	92,075
Calpine Corp. *	ELECT	59,853	173,574
Cambrex Corp.	BIOTE	3,372	74,015
Capital City Bank Group, Inc.	BANKS	1,405	54,388
Caraustar Industries, Inc. *	FORPP	4,215	70,686
Carpenter Technology Corp.	IRONS	2,810	134,149
Cascade Bancorp	BANKS	2,529	49,063
Cascade Corp.	MACDV	1,405	39,003
Casella Waste Systems, Inc. *	ENVIR	2,810	33,270

See accompanying notes to the financial statements.

Casey’s General Stores, Inc.	RETAL	7,306	135,819
Cash America International, Inc.	RETAL	4,215	103,099
Catalina Marketing Corp.	ADVER	6,744	155,651
Cathay Bancorp, Inc. *	BANKS	6,182	229,908
Cato Corp. - Class A	RETAL	2,810	62,523
Cell Therapeutics, Inc. *	PHARM	7,306	50,119
Centene Corp. *	HEALS	2,810	119,650
Central Pacific Financial Corp.	BANKS	3,190	87,787
Central Parking Corp.	COMSV	2,529	33,433
Century Aluminum Co. *	MINIG	2,529	70,129
CH Energy Group, Inc.	ELECT	2,248	102,958
Champion Enterprises, Inc. *	HOMEB	8,992	92,528
Charles River Associates, Inc. *	COMSV	1,405	53,797
Charming Shoppes, Inc. *	RETAL	16,579	118,042
Charter Communications, Inc. - Class A *	MEDIA	38,778	103,149
Charter Mun. Mortgage Acceptance Co.	DIVFS	5,058	111,225
Chattem, Inc. *	COSPC	2,529	81,560
Checkpoint Systems, Inc. *	ELETR	4,777	74,378
Chemical Financial Corp.	BANKS	3,372	123,145
Cheniere Energy, Inc. *	OILGA	2,810	55,526
Chesapeake Corp.	PACCO	2,810	67,496
Chiquita Brands International, Inc. *	FOOD	5,058	88,060
Chittenden Corp.	BANKS	3,830	104,368
Chordiant Software, Inc. *	INTER	10,397	30,255
Christopher & Banks Corp.	RETAL	4,777	76,480
Churchill Downs, Inc.	ENTER	1,124	44,005
Ciber, Inc. *	COMPU	7,306	54,941
Cimarex Energy Co. *	OILGA	5,339	186,545
Cincinnati Bell, Inc. *	TELEC	35,406	123,566
Circor International, Inc.	METFH	2,248	43,836
Citizens Banking Corp.	BANKS	6,182	201,348
City Holding Co.	BANKS	2,529	83,179
CKE Restaurants, Inc. *	RETAL	7,587	83,836
Clarcor, Inc.	MISMA	1,967	93,767
CLECO Corp.	ELECT	6,463	111,422
CMGI, Inc. *	INTER	54,233	65,622
CMS Energy Corp. *	ELECT	19,108	181,907
CNET Networks, Inc. *	INTER	16,017	146,556
Coeur d’Alene Mines Corp. *	MINIG	30,910	146,512
Cognex Corp.	MACDV	5,620	147,244
Coherent, Inc. *	ELETR	4,215	109,337
Cohu, Inc.	SEMIC	3,091	45,685
Cole National Corp. *	RETAL	1,967	54,506
Commerce Group, Inc.	INSUR	3,091	149,604
Commercial Federal Corp.	SAVLO	3,934	106,139
Commercial Metals Co.	METFH	3,653	145,098
Commercial NET Lease RealtyREIT	REITS	6,744	122,876
Commscope, Inc. *	TELEC	3,091	66,766
Community Bank System, Inc.	BANKS	3,653	91,800
Community Banks, Inc.	BANKS	1,405	40,731
Community Trust Bancorp, Inc.	BANKS	1,686	52,401
Compass Minerals International, Inc.	MINIG	2,248	49,906
CompuCredit Corp. *	DIVFS	2,810	52,322
Comstock Resources, Inc. *	OILGA	3,372	70,542
Conceptus, Inc. *	HEALP	3,653	33,863
Concur Technologies, Inc. *	SOFTW	3,653	38,320
CONMED Corp. *	HEALP	4,215	110,855
Consolidated Graphics, Inc. *	COMSV	1,686	70,643
Contenital Airlines, Inc. - Class B *	AIRLI	7,868	67,035
Cooper Tire & Rubber Co.	AUTPE	6,744	136,026
Cornerstone Realty Income Trust, Inc. REIT	REITS	7,306	71,307
Corporate Office Properties TrustREIT	REITS	4,215	107,988

See accompanying notes to the financial statements.

Correctional Properties TrustREIT	REITS	1,686	46,028
Corrections Corp. of America *	COMSV	4,496	158,980
Corus Bankshares, Inc.	BANKS	2,248	96,956
Corvis Corp. *	TELEC	56,200	44,960
CoStar Group, Inc. *	COMSV	2,248	110,579
Cousins Properties, Inc.REIT	REITS	3,372	115,693
Cray, Inc. *	COMPU	12,364	43,645
Credence Systems Corp. *	SEMIC	11,802	84,974
Crompton Corp.	CHEME	16,579	157,335
Cross Country Healthcare, Inc. *	COMSV	3,372	52,266
Crown Holdings, Inc. *	PACCO	15,455	159,341
CSK Auto Corp. *	RETAL	5,901	78,601
Cti Molecular Imaging, Inc. *	HEALP	4,496	36,283
Cubic Corp.	ELETR	2,248	51,479
Cubist Pharmaceuticals, Inc. *	PHARM	5,901	58,302
Cuno, Inc. *	MISMA	2,529	146,050
Curtiss-Wright Corp.	AEROD	2,810	160,816
CV Therapeutics, Inc. *	PHARM	4,496	56,200
CVB Financial Corp.	BANKS	5,339	118,633
Datascope Corp.	HEALP	1,686	62,888
Decode Genetics, Inc. *	BIOTE	7,025	52,898
Delphi Financial Group, Inc. - Class A	INSUR	1,405	56,439
Delta Air Lines, Inc. *	AIRLI	15,455	50,847
Deltic Timber Corp.	FORPP	1,405	55,905
Denbury Resources, Inc. *	OILGA	3,934	99,924
Dendrite International, Inc. *	SOFTW	5,339	86,065
DHB Industries, Inc. *	APPAR	2,810	39,902
Diagnostic Products Corp.	HEALP	2,810	114,845
Dick’s Sporting Goods, Inc. *	RETAL	4,215	150,139
Digital River, Inc. *	INTER	4,215	125,523
Digital Theater Systems, Inc. *	HOMEF	2,529	46,154
Digitas, Inc. *	INTER	7,868	60,820
Dime Community Bancshares, Inc.	SAVLO	4,496	75,533
Dionex Corp. *	ELETR	2,810	153,707
Direct General Corp.	INSUR	2,248	65,012
Discovery Laboratories, Inc. *	PHARM	6,744	45,185
Ditech Communications Corp. *	TELEC	4,215	94,374
DJ Orthopedics, Inc. *	HEALP	2,529	44,637
Dobson Communications Corp. *	TELEC	15,736	20,929
Dollar Thrifty Automotive Group, Inc. *	COMSV	3,091	75,204
Downey Financial Corp.	SAVLO	1,967	108,106
Drew Industries, Inc. *	BUILD	1,124	40,295
DRS Technologies, Inc. *	AEROD	2,248	84,165
Dyax Corp. *	PHARM	3,653	27,909
Dycom Industries, Inc. *	ENGCO	4,496	127,641
Eagle Materials - Class A	BUILD	2,248	160,281
EarthLink, Inc. *	INTER	19,389	199,706
Eastgroup Properties, Inc.REIT	REITS	2,529	83,963
Eclipsys Corp. *	SOFTW	5,339	83,288
EDO Corp.	AEROD	2,248	62,382
eFunds Corp. *	SOFTW	6,463	120,147
El Paso Electric Co. *	ELECT	6,463	103,860
Electro Scientific Industries, Inc. *	ELETR	3,934	68,255
ElkCorp	BUILD	2,810	78,006
Emmis Communications Corp. *	MEDIA	6,182	111,647
Empire District Electric Co.	ELECT	3,372	69,295
Emulex Corp. *	SEMIC	10,116	116,536
Encore Acquisition Co. *	OILGA	3,091	106,640
Encysive Pharmaceuticals, Inc. *	BIOTE	7,587	68,511
EnPro Industries, Inc. *	MISMA	3,091	74,617
Enterasys Networks, Inc. *	TELEC	30,348	48,557
Entertainment Properties TrustREIT	REITS	2,810	106,218

See accompanying notes to the financial statements.

Entravision Communications Corp. *	MEDIA	7,025	53,460
Entrust Technologies, Inc. *	INTER	9,273	23,461
Enzo Biochem, Inc. *	BIOTE	3,372	50,580
Epicor Software Corp. *	SOFTW	5,620	67,609
Equity Inns, Inc.REIT	REITS	6,463	63,854
Equity One, Inc.REIT	REITS	4,215	82,698
eResearch Technology, Inc. *	INTER	4,496	59,932
ESCO Technologies, Inc. *	MISMA	1,967	133,284
ESS Technology, Inc. *	SEMIC	4,777	32,722
Essex Property Trust, Inc.REIT	REITS	1,405	100,949
Esterline Technologies Corp. *	AEROD	3,091	94,554
Ethan Allen Interiors, Inc.	HOMEF	1,405	48,824
Excel Technology, Inc. *	ELETR	1,686	43,533
Exelixis, Inc. *	BIOTE	8,992	72,476
Exide Technologies *	AUTPE	3,372	53,446
ExpressJet Holdings, Inc. *	AIRLI	5,339	53,443
F.N.B. Corp.	BANKS	3,934	87,059
FBL Financial Group, Inc. - Class A	INSUR	1,686	44,156
FelCor Lodging Trust, Inc.REIT*	REITS	7,025	79,453
Ferro Corp.	CHEME	3,934	85,801
Fidelity Bankshares, Inc.	SAVLO	1,967	73,153
Filenet Corp. *	SOFTW	5,058	88,313
Financial Federal Corp. *	DIVFS	1,967	73,723
Finisar Corp. *	TELEC	23,885	31,051
Finish Line, Inc. - Class A	RETAL	2,810	86,885
First BanCorp	BANKS	4,496	217,156
First Charter Corp.	BANKS	4,215	101,877
First Citizens BancShares, Inc. - Class A	BANKS	843	99,474
First Commonwealth Financial Corp.	BANKS	10,116	137,679
First Community Bancorp - Class A	BANKS	1,967	80,647
First Community Bancshares, Inc.	BANKS	1,405	46,154
First Federal Capital Corp.	SAVLO	2,810	84,974
First Financial Bancorp	BANKS	5,058	86,391
First Financial Bankshares, Inc.	BANKS	1,967	78,995
First Financial Corp.	BANKS	1,967	61,803
First Financial Holdings, Inc.	SAVLO	1,686	52,704
First Health Group Corp. *	COMSV	10,959	176,331
First Horizon Pharmaceutical Corp. *	PHARM	3,653	73,097
First Industrial Realty Trust, Inc.REIT	REITS	3,653	134,796
First Merchants Corp.	BANKS	2,810	69,269
First National Bancshares of Florida	BANKS	6,744	165,565
First Republic Bank	BANKS	1,967	90,482
FirstFed Financial Corp. *	SAVLO	1,967	96,147
Fisher Communications, Inc. *	MEDIA	843	40,464
Florida East Coast Industries, Inc.	TRANS	3,091	116,067
Flowers Foods, Inc.	FOOD	4,496	116,222
Flushing Financial Corp.	SAVLO	2,529	48,076
Forest Oil Corp. *	OILGA	3,653	110,028
Formfactor, Inc. *	SEMIC	3,934	76,202
Franklin Electric Co., Inc.	HANMT	2,248	89,021
Fred’s, Inc.	RETAL	5,620	100,935
Frontier Financial Corp. *	BANKS	2,248	79,354
FTI Consulting, Inc. *	COMSV	5,339	100,907
Fuller (H.B.) Co.	CHEME	3,653	100,092
Furniture Brands International, Inc.	HOMEF	2,810	70,475
G & K Services, Inc.	TEXTI	2,529	100,502
Gables Residential TrustREIT	REITS	1,405	47,981
Gardner Denver, Inc. *	MACDV	2,529	69,725
Gartner Group, Inc. *	COMSV	6,463	75,552
Gateway, Inc. *	COMPU	32,034	158,568
GATX Corp.	TRKLE	3,091	82,406
Gaylord Entertainment Co. *	ENTER	3,372	104,532

See accompanying notes to the financial statements.

GenCorp, Inc.	AEROD	5,058	68,536
General Cable Corp. *	ELECE	5,620	59,797
General Communication, Inc. - Class A *	TELEC	6,463	58,490
Genesee & Wyoming, Inc. - Class A *	TRANS	2,248	56,919
Genesis Healthcare Corp. *	HEALS	2,810	85,452
Gentiva Health Services, Inc. *	HEALS	3,653	59,800
Geron Corp. *	BIOTE	6,463	38,713
Getty Realty Corp.REIT	REITS	2,529	66,310
Gibraltar Steel Corp.	IRONS	2,248	81,288
Glacier Bancorp, Inc. *	BANKS	3,653	106,521
Glatfelter (P.H.) Co.	FORPP	4,215	52,224
Glimcher Realty TrustREIT	REITS	4,777	116,081
Global Industries, Ltd. *	OILGS	11,802	72,936
Global Power Equipment Group, Inc. *	MACDV	4,777	35,398
Golden Telecom, Inc.	TELEC	1,967	56,119
Goodyear Tire & Rubber Co. *	AUTPE	20,232	217,292
Granite Construction, Inc.	ENGCO	2,248	53,727
Graphic Packaging Corp. *	PACCO	9,554	61,910
Gray Television, Inc.	MEDIA	6,463	76,910
Greif Brothers Corp. - Class A	PACCO	1,967	82,909
Grey Wolf, Inc. *	OILGA	26,976	131,913
Group 1 Automotive, Inc. *	RETAL	2,248	61,325
Guitar Center, Inc. *	RETAL	3,091	133,840
Gymboree Corp. *	APPAR	4,496	64,742
Hancock Holding Co.	BANKS	3,934	125,062
Handelman Co.	DISTW	3,372	68,991
Hanover Compressor Co. *	OILGS	6,744	90,707
Harbor Florida Bancshares, Inc.	SAVLO	3,091	96,130
Harland (John H.) Co.	HOUPW	3,653	114,522
Harleysville National Corp.	BANKS	3,807	93,310
Harris Interactive, Inc. *	INTER	7,025	46,295
Harvest Natural Resources, Inc. *	OILGA	5,058	83,963
Haverty Furniture Companies, Inc.	RETAL	2,810	49,287
Hayes Lemmerz International, Inc. *	AUTPE	5,339	54,244
Healthcare Realty Trust, Inc.REIT	REITS	3,934	153,583
Heartland Express, Inc.	TRANS	6,744	124,427
Hecla Mining Co. *	MINIG	17,141	127,529
HEICO Corp.	AEROD	2,810	49,681
Helmerich & Payne, Inc.	OILGA	4,496	128,990
Hibbett Sporting Goods, Inc. *	RETAL	3,372	69,092
Highland Hospitality Corp.REIT	REITS	5,058	57,661
Highwoods Properties, Inc.REIT	REITS	7,025	172,885
Hollinger International, Inc.	MEDIA	6,463	111,745
Holly Corp.	OILGA	2,810	71,655
Hologic, Inc. *	HEALP	2,810	54,149
Home Properties Of New York, Inc. REIT	REITS	2,248	88,931
HomeStore, Inc. *	INTER	13,769	31,806
Hooper Holmes, Inc.	COMSV	8,149	36,508
Horace Mann Educators Corp.	INSUR	5,339	93,860
Hot Topic, Inc. *	RETAL	7,025	119,706
Hudson River Bancorp, Inc.	SAVLO	4,496	85,334
Human Genome Sciences, Inc. *	BIOTE	16,579	180,877
Hydril Co. *	OILGS	2,248	96,552
Hypercom Corp. *	TELEC	7,306	53,918
IBERIABANK Corp.	BANKS	843	48,658
Identix, Inc. *	ELETR	12,645	84,216
IDEX Corp.	MACDV	5,340	181,329
IDX Systems Corp. *	SOFTW	3,091	100,303
IHOP Corp.	RETAL	3,091	118,107
II-VI, Inc.	ELETR	1,686	59,027
Imation Corp.	COMPU	4,496	160,013
IMC Global, Inc. *	CHEME	10,959	190,576

See accompanying notes to the financial statements.

IMPAC Mortgage Holdings, Inc. REIT *	REITS	5,058	133,025
Impax Laboratories, Inc. *	PHARM	7,025	107,904
Incyte Genomics, Inc. *	BIOTE	8,711	83,887
Independent Bank Corp. - Massachusetts	BANKS	2,248	69,486
Independent Bank Corp. - Michigan	BANKS	2,529	68,283
Infinity Property & Casualty Corp.	INSUR	3,091	91,277
InFocus Corp. *	COMPU	5,620	51,479
Informatica Corp. *	SOFTW	12,364	72,329
infoUSA, Inc. *	SOFTW	4,496	40,059
InnKeepers U.S.A TrustREIT	REITS	4,777	59,426
Insight Communications Co., Inc. *	MEDIA	6,463	56,874
Insituform Technologies, Inc. - Class A *	ENGCO	3,934	73,448
Integra Bank Corp.	BANKS	2,248	48,782
Integrated Device Technology, Inc. *	SEMIC	8,430	80,338
Integrated Silicon Solution, Inc. *	SEMIC	5,058	36,772
Interactive Data Corp. *	COMSV	5,339	100,480
Interdigital Communications Corp. *	TELEC	7,587	123,819
Interface, Inc. *	OFFFU	6,463	51,833
Internet Capital Group, Inc. *	INTER	5,620	36,305
Internet Security Systems, Inc. *	INTER	5,339	90,763
Interstate Bakeries Corp.	FOOD	5,901	24,489
InterVoice-Brite, Inc. *	COMPU	5,058	54,475
Interwoven, Inc. *	INTER	5,901	42,723
Intrado, Inc. *	TELEC	2,529	25,568
Intuitive Surgical, Inc. *	HEALP	4,777	118,231
Invacare Corp.	HEALP	3,372	155,112
Inveresk Research Group, Inc. *	HEALS	4,215	155,490
Inverness Medical Innovation, Inc. *	HEALP	1,967	40,914
Investors Real Estate TrustREIT	REITS	5,901	59,069
Iomega Corp.	COMPU	7,306	33,973
Ionics, Inc. *	ENVIR	2,529	68,283
Ipass, Inc. *	INTER	6,463	38,713
Ipayment, Inc. *	COMSV	1,405	56,425
Irwin Financial Corp.	BANKS	2,529	65,299
ISIS Pharmaceuticals, Inc. *	PHARM	7,587	37,176
Jack in the Box, Inc. *	RETAL	2,529	80,245
Jacuzzi Brands, Inc *	MISMA	10,959	101,919
JAKKS Pacific, Inc. *	TOYGH	3,653	84,019
Jarden Corp. *	HOUPW	3,372	123,044
JLG Industries, Inc.	MECCM	5,620	94,416
Jo-Ann Stores, Inc. *	RETAL	2,810	78,792
Jones Lang LaSalle, Inc. *	REALE	3,934	129,862
Journal Register Co. *	MEDIA	5,620	106,218
Joy Global, Inc.	MECCM	7,025	241,519
K-V Pharmaceutical Co. *	PHARM	5,058	90,538
K2, Inc. *	LEISU	4,496	64,338
Kadant, Inc. *	MACDV	1,967	36,114
Kansas City Southern Industries, Inc. *	TRANS	5,620	85,255
Kaydon Corp.	METFH	3,653	105,097
KCS Energy, Inc. *	OILGA	7,025	97,718
Keane, Inc. *	SOFTW	6,463	99,272
Kellwood Co.	APPAR	2,810	102,425
Kelly Services, Inc. - Class A	COMSV	2,529	67,550
Kennametal, Inc.	HANMT	4,777	215,681
Kensey Nash Corp. *	HEALP	1,405	36,797
Key Energy Group *	OILGS	11,240	124,201
Keystone Automotive Industries, Inc. *	AUTPE	2,248	49,456
KFx, Inc. *	ENEAS	6,182	47,663
Kilroy Realty Corp.REIT	MINIG	1,686	64,119
Kimball International, Inc. - Class B	HOMEF	3,091	42,903
Kindred Healthcare, Inc. *	HEALS	3,934	95,990
Kirby Corp. *	TRANS	3,091	124,104

See accompanying notes to the financial statements.

Knight Trading Group, Inc. *	DIVFS	16,579	153,024
Knight Transportation, Inc. *	TRANS	5,339	114,361
Kopin Corp. *	SEMIC	10,116	41,172
Korn/Ferry International *	COMSV	4,496	81,962
Kramont Realty TrustREIT	REITS	3,372	62,719
Kronos, Inc. *	COMPU	3,653	161,791
La Quinta Corp. *	LODGE	26,976	210,412
La-Z-Boy, Inc.	HOMEF	6,744	102,374
LabOne, Inc. *	HEALS	2,529	73,923
Labor Ready, Inc. *	COMSV	5,058	70,913
Laclede Group, Inc.	GAS	3,091	90,350
Laidlaw International *	TRANS	12,645	208,011
Lancaster Colony Corp.	MISMA	3,934	165,876
Lance, Inc.	FOOD	3,653	58,996
Landauer, Inc.	COMSV	1,405	65,937
Landstar System, Inc. *	TRANS	4,215	247,337
Lasalle Hotel PropertiesREIT	REITS	3,934	108,578
Lattice Semiconductor Corp. *	SEMIC	16,298	80,023
Lawson Software, Inc. *	SOFTW	7,868	44,061
Lennox International, Inc.	BUILD	5,901	88,161
Levitt Corp. – Class A	HOMEB	2,248	52,738
Lexicon Genetics, Inc. *	BIOTE	8,992	59,257
Libbey, Inc.	HOUSE	1,967	36,783
Lifecell Corp. *	BIOTE	4,215	42,150
Ligand Pharmaceuticals, Inc. - Class B *	PHARM	10,116	101,362
Lincoln Electric Holdings, Inc.	HANMT	4,777	149,807
Lindsay Manufacturing Co.	MACDV	1,686	45,235
Linens ’n Things, Inc. *	RETAL	3,372	78,129
Lionbridge Technologies, Inc. *	INTER	6,744	57,931
Lithia Motors, Inc. - Class A	RETAL	1,967	41,818
Littelfuse, Inc. *	ELECE	3,091	106,732
LKQ Corp. *	DISTW	1,967	35,937
LNR Property Corp.	REALE	843	52,190
Longview Fibre Co.	FORPP	7,306	111,417
Luminex Corp. *	HEALP	3,934	28,049
M/I Schottenstein Homes, Inc.	HOMEB	1,405	59,628
Macdermid, Inc.	CHEME	3,934	113,929
Macrovision Corp. *	ENTER	6,182	148,863
Magellan Health Services, Inc. *	COMSV	3,934	143,828
Magnum Hunter Resources, Inc. *	OILGA	8,992	103,768
Maguire Properties, Inc. REIT	REITS	4,215	102,467
Manitowoc Co.	MACDV	3,372	119,571
ManTech International Corp. - Class A *	SOFTW	2,529	47,343
Manufactured Home Communities, Inc.REIT	REITS	2,248	74,724
Marcus Corp.	LODGE	2,810	54,711
MarineMax, Inc. *	RETAL	1,686	37,969
MatrixOne, Inc. *	INTER	7,025	35,547
Matthews International Corp. - Class A	MISMA	4,777	161,845
Mattson Technology, Inc. *	SEMIC	5,620	43,218
Maverick Tube Corp. *	OILGS	1,967	60,603
Maximus, Inc. *	COMSV	2,529	72,860
MB Financial, Inc.	BANKS	2,529	100,250
McDATA Corp. - Class A *	COMPU	16,860	84,806
McGrath Rentcorp *	COMSV	1,405	51,353
Medarex, Inc. *	PHARM	11,521	85,025
Mentor Corp.	HEALP	5,901	198,745
Mercury Computer Systems, Inc. *	COMPU	3,091	83,210
MeriStar Hospitality Corp.REIT *	REITS	12,645	68,915
Metal Management, Inc. *	ENVIR	2,529	45,977
Metals USA, Inc. *	METFH	2,810	49,849
Methode Electronics, Inc. - Class A	ELETR	5,058	64,692
Metrocall Holdings, Inc. *	TELEC	843	54,669

See accompanying notes to the financial statements.

MFA Mortgage Investments, Inc.REIT*	REITS	9,835	90,580
MGE Energy, Inc.	ELECT	2,810	89,414
Micromuse, Inc. *	SOFTW	11,240	41,363
Micros Systems, Inc. *	COMPU	2,248	112,557
Mid-State Bancshares	BANKS	3,372	86,762
Millennium Chemicals, Inc. *	CHEME	7,868	166,880
Mindspeed Technologies, Inc. *	SEMIC	14,331	28,662
Mine Safety Appliances Co.	ENVIR	3,091	125,866
Modine Manufacturing Co.	AUTPE	3,372	101,531
Molina Healthcare, Inc. *	HEALS	1,405	49,878
Monaco Coach Corp.	HOMEB	3,372	73,004
Moog, Inc. - Class A *	AEROD	3,824	138,811
MPS Group, Inc. *	COMSV	14,050	118,161
MTS Systems Corp.	COMPU	3,091	65,684
Mueller Industries, Inc.	METFH	3,372	144,827
Myers Industries, Inc.	MISMA	3,091	33,846
Mykrolis Corp. *	SEMIC	5,901	59,423
Nabi Biopharmaceuticals *	PHARM	8,430	112,793
Nara Bancorp, Inc.	BANKS	2,529	50,959
National Financial Partners	DIVFS	4,777	170,922
National Health Investors, Inc.REIT	REITS	3,372	95,900
National Penn Bancshares, Inc.	BANKS	3,372	107,803
National Western Life Ins. Co. – Class A *	INSUR	281	45,775
Nationwide Health Properties, Inc.REIT	REITS	8,992	186,584
Navigant Consulting Co. *	COMSV	6,463	141,927
NBT Bancorp, Inc.	BANKS	4,777	111,925
NCI Building Systems, Inc *	BUILD	2,529	80,675
NCO Group, Inc. *	COMSV	3,934	106,021
NDCHealth Corp.	SOFTW	2,248	36,080
Newcastle Investment Corp.REIT	REITS	4,215	129,401
Newpark Resources, Inc. *	OILGS	12,083	72,498
NMS Communications Corp. *	TELEC	6,744	32,911
North Pittsburgh Systems, Inc.	TELEC	2,248	46,556
Northwest Airlines Corp. - Class A *	AIRLI	9,835	80,745
Northwest Bancorp, Inc.	SAVLO	2,810	63,703
Northwest Natural Gas Co.	GAS	3,934	124,825
NS Group, Inc. *	METFH	2,529	46,787
Nu Skin Enterprises, Inc.	RETAL	7,025	165,159
Nuvelo, Inc. *	PHARM	4,215	41,644
Oceaneering International, Inc. *	OILGS	3,653	134,576
Octel Corp.	CHEME	1,686	35,811
Ocular Sciences, Inc. *	HEALP	2,810	134,796
Ocwen Financial Corp. *	SAVLO	5,620	51,423
Odyssey Healthcare, Inc. *	HEALS	5,339	94,767
Offshore Logistics, Inc. *	TRANS	2,810	96,720
Ohio Casualty Corp. *	INSUR	8,711	182,322
Oil States International, Inc. *	OILGS	4,215	78,821
Old Dominion Freight Line, Inc. *	TRANS	2,248	64,765
Old National Bancorp	BANKS	8,149	202,421
Old Second Bancorp, Inc.	BANKS	1,686	47,157
OM Group, Inc. *	CHEME	3,091	113,007
Omega Helthcare Investors, Inc.REIT	REITS	6,744	72,565
ON Semiconductor Corp. *	SEMIC	17,422	54,531
Onyx Pharmaceuticals, Inc. *	PHARM	3,653	157,116
Open Solutions, Inc. *	SOFTW	1,686	42,099
Opsware, Inc. *	INTER	7,306	40,987
OraSure Technologies, Inc. *	HEALP	5,620	35,406
Orbital Sciences Corp. *	AEROD	6,182	70,598
Oriental Financial Group, Inc.	BANKS	2,529	68,435
OrthoLogic Corp. *	HEALP	5,058	35,608
Oscient Pharmaceuticals Corp. *	BIOTE	8,711	30,924
Otter Tail Power Co.	ELECT	3,653	93,152

See accompanying notes to the financial statements.

Overseas Shipholding Group, Inc.	TRANS	1,405	69,744
Overstock.com, Inc. *	INTER	1,686	61,927
Owens & Minor, Inc.	DISTW	5,339	135,611
Oxford Industries, Inc.	APPAR	1,967	73,271
P.F. Chang’s China Bistro, Inc. *	RETAL	2,248	109,006
Pacific Capital Bancorp	BANKS	6,463	191,176
Packeteer, Inc. *	SOFTW	4,777	51,639
PalmOne, Inc. *	COMPU	3,653	111,197
Par Pharmaceutical Companies, Inc. *	MEDGD	1,124	40,385
Parametric Technology Corp. *	SOFTW	38,497	203,264
PAREXEL International Corp. *	COMSV	3,653	71,599
Park National Corp.	BANKS	1,686	214,509
Parker Drilling Co. *	OILGA	13,488	49,501
Paxar Corp. *	ELETR	5,058	114,715
Payless ShoeSource, Inc. *	RETAL	8,711	88,242
Pediatrix Medical Group, Inc. *	HEALS	2,810	154,129
Peet’s Coffee & Tea, Inc. *	BEVER	1,686	39,436
Penn Virginia Corp.	OILGA	2,529	100,123
Pennsylvania REIT	REITS	3,934	152,088
Pep Boys-Manny, Moe & Jack	RETAL	3,372	47,208
Per-Se Technologies, Inc. *	SOFTW	3,372	46,264
Perot Systems Corp. - Class A *	COMPU	10,959	176,002
Perrigo Co.	PHARM	8,711	179,012
PFF Bancorp, Inc.	SAVLO	1,405	53,769
Pharmos Corp. *	PHARM	12,645	36,418
Philadelphia Consolidated Holding Corp. *	INSUR	2,529	139,398
Pinnacle Entertainment, Inc. *	ENTER	5,058	69,800
Pixelworks, Inc. *	SEMIC	5,901	59,069
Plains Exploration & Production Co. *	OILGA	8,430	201,139
Plug Power, Inc. *	ENEAS	7,025	45,030
PNM Resources, Inc.	ELECT	6,745	151,819
PolyOne Corp. *	CHEME	13,207	99,317
Post Properties, Inc.REIT	REITS	5,620	168,038
Powerwave Technologies, Inc. *	TELEC	9,273	57,122
Prentiss Properties Trust REIT	REITS	4,215	151,740
Presidential Life Corp.	INSUR	3,091	53,103
Price Communications Corp. *	TELEC	5,058	77,135
Price Legacy Corp. REIT	REITS	3,091	58,574
Prime Hospitality Corp. *	LODGE	5,339	64,976
PRIMEDIA, Inc. *	MEDIA	19,108	44,904
Primus Telecommunications Group, Inc. *	TELEC	10,678	15,697
Priority Healthcare Corp. - Class B *	PHARM	4,215	84,932
PrivateBancorp, Inc.	BANKS	2,248	60,606
ProAssurance Corp. *	INSUR	3,653	127,928
ProQuest Co. *	INTER	3,372	86,660
Prosperity Bancshares, Inc.	BANKS	2,248	60,067
Provident Bankshares Corp.	BANKS	4,777	160,268
Provident Financial Services, Inc.	SAVLO	7,868	135,724
Province Healthcare Co. *	HEALS	6,463	135,206
PS Business Parks, Inc. REIT	REITS	1,686	67,187
PSS World Medical, Inc. *	HEALP	9,835	98,743
Pulitzer, Inc.	MEDIA	1,124	55,526
Quanta Services, Inc. *	COMSV	10,397	62,902
Quantum Corp. *	COMPU	25,852	59,718
R & G Financial Corp. - Class B	BANKS	3,653	141,188
RailAmerica, Inc. *	TRANS	5,058	55,891
RAIT Investment Trust REIT	REITS	2,810	76,854
Ralcorp Holdings, Inc. *	FOOD	3,653	131,873
Range Resources Corp.	OILGA	9,835	172,014
RARE Hospitality International, Inc. *	RETAL	4,777	127,307
RC2 Corp. *	TOYGH	1,967	64,714
Reader’s Digest Association, Inc.	MEDIA	9,835	143,493

See accompanying notes to the financial statements.

RealNetworks, Inc. *	INTER	16,017	74,639
Realty Income Corp. REIT	REITS	3,653	164,495
Red Robin Gourmet Burgers, Inc. *	RETAL	1,686	73,628
Regal-Beloit Corp.	HANMT	3,653	88,366
Reliance Steel & Aluminum Co.	IRONS	2,529	100,401
Revlon, Inc. - Class A *	COSPC	21,075	53,109
RF Micro Devices, Inc. *	TELEC	24,728	156,775
RLI Corp.	INSUR	2,810	105,516
Rock-Tenn Co.	FORPP	4,215	66,344
Rogers Corp. *	ELETR	2,248	95,518
RTI International Metals, Inc. *	MINIG	3,091	59,873
Ruddick Corp.	FOOD	4,777	93,820
Russell Corp.	APPAR	4,215	70,981
Ryan’s Restaurant Group, Inc. *	RETAL	6,182	91,741
Ryerson Tull, Inc.	IRONS	3,372	57,897
S & T Bancorp, Inc.	BANKS	3,372	120,414
S1 Corp. *	INTER	10,116	80,726
Safeguard Scientifics, Inc. *	SOFTW	17,141	32,054
SafeNet, Inc. *	TELEC	3,372	88,953
Saga Communications, Inc. *	MEDIA	2,248	38,104
Salix Pharmaceuticals, Ltd. *	PHARM	5,058	108,848
Sandy Spring Bancorp, Inc.	BANKS	1,967	64,321
Sapient Corp. *	INTER	11,240	85,761
Scansoft, Inc. *	SOFTW	11,521	47,006
ScanSource, Inc. *	DISTW	1,686	107,567
Schweitzer-Mauduit International, Inc.	FORPP	1,686	54,626
SCP Pool Corp.	DISTW	7,587	202,876
SEACOR SMIT, Inc. *	OILGS	2,248	105,094
Secure Computing Corp. *	INTER	5,058	38,390
Select Comfort Corp. *	RETAL	4,777	86,941
Select Medical Corp.	HEALS	11,240	150,953
Sensient Technologies Corp.	CHEME	6,182	133,778
Sequa Corp. - Class A *	AEROD	843	44,013
SERENA Software, Inc. *	SOFTW	3,653	61,115
Shaw Group, Inc. *	ENGCO	7,868	94,416
Shopko Stores, Inc. *	RETAL	4,215	73,383
Sierra Pacific Resources *	ELECT	15,174	135,807
Silgan Holdings, Inc.	PACCO	1,686	78,062
Silicon Graphics, Inc. *	COMPU	37,654	53,845
Silicon Image, Inc. *	SEMIC	10,678	134,970
Silicon Storage Technology, Inc. *	COMPU	11,240	71,599
Siliconix, Inc. *	SEMIC	843	30,205
Simmons First National Corp. - Class A	BANKS	2,248	57,504
Simpson Manufacturing Co., Inc.	BUILD	2,529	159,833
Sinclair Brodcast Group - Class A	MEDIA	6,463	47,180
Six Flags, Inc. *	ENTER	12,364	67,260
SkyWest, Inc.	AIRLI	8,430	126,873
Skyworks Solutions, Inc. *	SEMIC	18,827	178,857
Sola International, Inc. *	HEALP	3,934	74,943
Sonic Automotive, Inc.	RETAL	3,372	67,609
Sonic Solutions *	ELETR	2,529	41,273
SonoSite, Inc. *	HEALP	2,248	58,560
Sotheby’s Holdings, Inc. - Class A *	COMSV	5,339	83,929
Southern Union Co. *	GAS	5,271	108,056
Southwest Gas Corp.	GAS	4,496	107,679
Southwestern Energy Co. *	OILGA	4,496	188,787
Spartech Corp.	CHEME	3,653	91,690
Speedway Motorsports, Inc.	ENTER	2,248	74,926
Spherion Corp. *	COMSV	8,711	68,120
SRA International, Inc. - Class A *	COMPU	1,405	72,442
St. Mary Land & Exploration Co.	OILGA	3,653	145,426
Standard Microsystems Corp. *	SEMIC	2,529	44,283

See accompanying notes to the financial statements.

Standex International Corp.	MISMA	1,686	41,307
StarTek, Inc.	COMSV	1,686	52,873
State Auto Financial Corp.	INSUR	1,967	56,945
STERIS Corp. *	HEALP	6,463	141,798
Sterling Bancorp	BANKS	1,967	53,207
Sterling Bancshares, Inc.	BANKS	6,463	86,927
Sterling Financial Corp. - Pennsylvania	BANKS	2,970	79,715
Sterling Financial Corp. - Spokane *	SAVLO	3,493	123,093
Stewart & Stevenson Services, Inc.	MACDV	4,215	74,479
Stewart Enterprises, Inc. - Class A *	COMSV	15,455	107,412
Strayer Education, Inc.	COMSV	1,967	226,226
Stride Rite Corp.	APPAR	5,620	57,605
Suffolk Bancorp	BANKS	1,686	50,867
Summit Properties, Inc.REIT	REITS	3,653	98,814
Superior Energy Services, Inc. *	OILGS	7,868	101,655
SureWest Communications	TELEC	1,967	56,394
Susquehanna Bancshares, Inc.	BANKS	6,744	165,902
Swift Energy Co. *	OILGA	3,372	80,793
Sybron Dental Special, Inc. *	HEALP	5,620	166,858
Sycamore Netowrks, Inc. *	TELEC	25,009	94,534
Symmetricom, Inc. *	TELEC	6,463	61,140
Take-Two Interactive Software, Inc. *	SOFTW	4,215	138,463
TALX Corp.	COMPU	1,967	45,418
Taubman Centers, Inc.REIT	REITS	6,182	159,681
Techne Corp. *	HEALP	5,058	193,114
Technitrol, Inc. *	ELETR	5,339	104,111
Tecumseh Products Co.	MACDV	2,248	94,124
Teledyne Technologies, Inc. *	AEROD	4,777	119,616
TeleTech Holdings, Inc. *	COMSV	5,339	50,400
Telik, Inc. *	BIOTE	5,620	125,326
Tenneco Automotive, Inc. *	AUTPE	5,901	77,303
Terex Corp. *	MECCM	3,934	170,736
Tesoro Petroleum Corp. *	OILGA	5,620	165,959
Tessera Technologies, Inc. *	SEMIC	3,372	74,521
TETRA Technologies, Inc. *	OILGS	3,091	95,976
Texas Industries, Inc.	BUILD	2,529	130,092
The Medicines Co. *	PHARM	6,463	156,017
The Men’s Wearhouse, Inc. *	RETAL	1,686	48,978
The Phoenix Companies, Inc.	INSUR	12,645	131,761
The Robert Mondavi Corp. - Class A *	BEVER	1,405	55,033
The Steak n Shake Co. *	RETAL	3,372	57,594
Thomas Industries, Inc.	MACDV	1,967	61,764
Thor Industries, Inc.	HOMEB	2,810	74,381
THQ, Inc. *	SOFTW	4,215	82,024
Tierone Corp.	SAVLO	2,810	64,799
Titan Corp. *	AEROD	11,521	160,948
Toro Co.	HOUSE	1,124	76,769
Town & Country TrustREIT	REITS	2,529	64,363
Trammell Crow Co. *	REALE	4,777	75,094
Transaction Systems Architect, Inc. *	SOFTW	5,339	99,225
Transkaryotic Therapies, Inc. *	BIOTE	4,215	74,732
Transmeta Corp. *	SEMIC	21,356	26,909
Tredegar Corp.	MISMA	3,934	71,599
Triad Guaranty, Inc. *	INSUR	1,405	77,949
Triarc Companies, Inc.	RETAL	5,058	58,015
Trinity Industries, Inc.	MISMA	2,529	78,829
TriQuint Semiconductor, Inc. *	SEMIC	19,670	76,713
Triumph Group, Inc. *	AEROD	2,248	76,050
TrustCo Bank Corp. NY	BANKS	10,678	136,892
Trustmark Corp.	BANKS	6,744	209,603
TTM Technologies, Inc. *	ELETR	5,901	52,460
Tyler Technologies, Inc. *	COMPU	5,339	47,197

See accompanying notes to the financial statements.

UbiquiTel, Inc. *	TELEC	10,116	40,464
UICI	INSUR	4,777	156,399
UIL Holdings Corp.	ELECT	1,405	69,112
UMB Financial Corp.	BANKS	2,248	107,162
Unit Corp. *	OILGA	3,091	108,432
United Auto Group, Inc.	RETAL	2,248	56,402
United Community Banks, Inc.	BANKS	4,215	102,298
United Community Financial Corp.	SAVLO	3,934	44,730
United Fire & Casualty Co.	INSUR	1,124	64,439
United Online, Inc. *	INTER	7,587	72,987
United Rentals, Inc. *	COMSV	2,529	40,186
United Surgical Partners International, Inc. *	HEALS	3,934	135,133
Universal American Financial Corp. *	INSUR	3,934	50,867
Universal Corp.	AGRIC	3,372	150,526
Universal Forest Products, Inc.	BUILD	2,248	76,882
Universal Health Realty Income TrustREIT	REITS	1,686	51,086
Universal Technical Institute, Inc. *	COMSV	1,967	59,364
Univest Corporation Of Pennsylvania	BANKS	1,124	45,803
Unizan Financial Corp.	BANKS	3,091	85,343
Unova, Inc. *	MACDV	7,025	98,701
URS Corp. *	ENGCO	2,529	67,474
Urstadt Biddle Properties - Class AREIT	REITS	3,091	47,107
USEC, Inc.	MINIG	10,959	113,645
Vail Resorts, Inc. *	ENTER	2,810	50,777
Valeant Pharmaceuticals International	PHARM	6,463	155,888
Valmont Industries, Inc.	METFH	1,967	41,051
ValueClick, Inc. *	INTER	11,521	108,758
Varian Semiconductor Equip. Assoc., Inc. *	SEMIC	3,372	104,195
Vertex Pharmaceuticals, Inc. *	BIOTE	11,240	118,020
Viasys Healthcare, Inc. *	HEALP	4,496	75,218
Vicor Corp.	ELECE	2,810	28,409
Vicuron Pharmaceuticals, Inc. *	PHARM	6,744	99,002
Vignette Corp. *	INTER	41,588	55,312
Vintage Petroleum, Inc.	OILGA	4,215	84,595
Visteon Corp.	AUTPE	12,926	103,279
VISX, Inc. *	HEALP	2,248	46,309
Vitesse Semiconductor Corp. *	SEMIC	31,191	85,151
W-H Energy Services, Inc. *	OILGS	3,653	75,800
W.R. Grace & Co. *	CHEME	9,554	90,285
Wabtec Corp.	MACDV	5,058	94,534
Walter Industries, Inc.	COMSV	3,372	54,019
Washington REIT	REITS	5,620	170,286
Washington Trust Bancorp, Inc.	BANKS	1,967	51,437
Watsco, Inc.	DISTW	3,091	92,823
Watson Wyatt & Company Holdings	COMSV	4,777	125,635
Watts Industries, Inc. - Class A	ELETR	3,091	82,993
Wausau-Mosinee Paper Corp.	FORPP	6,463	107,609
WCI Communities, Inc. *	HOMEB	2,248	52,378
webMethods, Inc. *	INTER	6,744	35,878
Weis Markets, Inc.	FOOD	1,686	57,122
Werner Enterprises, Inc.	TRANS	5,901	113,948
Wesbanco, Inc.	BANKS	2,529	73,543
WESCO International, Inc. *	DISTW	2,529	61,328
West Coast Bancorp *	BANKS	2,248	46,826
West Pharmaceutical Services, Inc.	HEALP	4,496	93,742
Westamerica Bancorporation	BANKS	3,372	185,089
Wild Oats Markets, Inc. *	FOOD	4,496	38,845
Winn-Dixie Stores, Inc.	FOOD	11,802	36,468
Winnebago Industries, Inc.	HOMEB	2,810	97,338
Wintrust Financial Corp.	BANKS	2,810	160,957
WMS Industries, Inc. *	LEISU	2,810	72,189
Wolverine World Wide, Inc.	APPAR	5,339	134,542

See accompanying notes to the financial statements.

Woodward Governor Co.	ELETR	1,405	94,823
World Fuel Services Corp.	RETAL	1,405	50,299
X-Rite, Inc.	ELETR	3,091	45,036
Yankee Candle Co., Inc. *	HOUPW	4,215	122,066
Zenith National Insurance Corp.	INSUR	1,124	47,556
Zoll Medical Corp. *	HEALP	1,405	46,913
Zoran Corp. *	SEMIC	6,182	97,181
Zymogenetics, Inc. *	PHARM	2,810	49,006

TOTAL COMMON STOCKS (Cost $68,333,663)			71,181,689

Joint Accounts (21.3%)
Participation of various ProFunds in Joint Accounts - Footnote 1 (Joint Accounts)		22,438,000	22,438,000

TOTAL JOINT ACCOUNTS (Cost $22,438,000)			22,438,000

	Principal Amount
Repurchase Agreements (1.6%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $1,650,066 (Collateralized by $2,195,000 Federal National Mortgage Association, 1.87%, 10/1/04, market value $2,194,886)	$1,650,000	1,650,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,650,000)		1,650,000

TOTAL INVESTMENT SECURITIES (Cost $92,421,663) - 90.4%		95,269,689
Net other assets (liabilities) – 9.6%		10,069,234

NET ASSETS – 100.0%		$105,338,923

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $26,321,200)	92	$360,686
E-Mini Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $7,610,260)	133	113,076

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Russell 2000 Index Swap Agreements expiring 12/28/04 (Underlying notional amount at value $3,091,661)	5,396	$80,039
Russell 2000 Index Swap Agreements expiring 12/28/04 (Underlying notional amount at value $10,987,637)	(19,178)	(88,098)

*	Non-income producing security

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.3%
AEROD	Aerospace/Defense	1.3%
AGRIC	Agriculture	0.1%
AIRLI	Airlines	0.4%
APPAR	Apparel	0.5%
AUTPE	Auto Parts & Equipment	0.8%
BANKS	Banks	7.0%
BEVER	Beverages	0.1%
BIOTE	Biotechnology	1.2%
BUILD	Building Materials	0.8%
CHEME	Chemicals	1.6%
COMPU	Computers	2.0%
COMSV	Commercial Services	3.6%
COSPC	Cosmetics/Personal Care	0.1%
DISTW	Distribution/Wholesale	0.7%
DIVFS	Diversified Financial Services	0.5%
ELECE	Electrical Components & Equipment	0.2%
ELECT	Electric	1.4%
ELETR	Electronics	1.6%
ENEAS	Energy – Alternate Sources	0.1%
ENGCO	Engineering & Construction	0.4%
ENTER	Entertainment	0.7%
ENVIR	Environmental Control	0.3%
FOOD	Food	0.6%
FORPP	Forest Products & Paper	0.5%
GAS	Gas	0.4%
HANMT	Hand/Machine Tools	0.6%
HEALP	Healthcare-Products	2.3%
HEALS	Healthcare-Services	1.6%
HOMEB	Home Builders	0.5%
HOMEF	Home Furnishings	0.4%
HOUPW	Household Products/Wares	0.4%
HOUSE	Housewares	0.1%
INSUR	Insurance	1.8%
INTER	Internet	1.9%
INVCO	Investment Companies	0.1%
IRONS	Iron/Steel	0.6%
LEISU	Leisure Time	0.3%
LODGE	Lodging	0.5%
MACDV	Machinery-Diversified	1.2%
MECCM	Machinery-Construction & Mining	0.5%
MEDIA	Media	0.9%
METFH	Metal Fabricate/Hardware	0.5%
MINIG	Mining	0.7%
MISMA	Miscellaneous Manufacturing	1.4%
OFFFU	Office Furnishings	NM
OILGA	Oil & Gas	2.6%
OILGS	Oil & Gas Services	1.1%
PACCO	Packaging & Containers	0.4%
PHARM	Pharmaceuticals	2.4%
REALE	Real Estate	0.2%
REITS	Real Estate Investment Trust	4.7%
RETAL	Retail	3.4%
SAVLO	Savings & Loans	1.4%
SEMIC	Semiconductors	1.9%
SOFTW	Software	2.0%
TELEC	Telecommunications	2.0%
TEXTI	Textiles	0.1%
TOYGH	Toys/Games/Hobbies	0.1%
TRANS	Transportation	1.5%
TRKLE	Trucking and Leasing	0.1%
WATER	Water	0.1%
	Other**	32.5%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP OTC

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (98.0%)
Adobe Systems, Inc.	SOFTW	16,128	$797,852
Altera Corp. *	SEMIC	36,036	705,225
Amazon.com, Inc. *	INTER	18,648	761,957
American Power Conversion Corp.	ELECE	13,860	241,026
Amgen, Inc. *	BIOTE	40,572	2,299,620
Apollo Group, Inc. - Class A *	COMSV	12,096	887,484
Apple Computer, Inc. *	COMPU	37,296	1,445,220
Applied Materials, Inc. *	SEMIC	60,480	997,315
ATI Technologies, Inc. *	SEMIC	16,632	254,969
BEA Systems, Inc. *	SOFTW	25,956	179,356
Bed Bath & Beyond, Inc. *	RETAL	27,972	1,038,041
Biogen Idec, Inc. *	BIOTE	25,452	1,556,899
Biomet, Inc.	HEALP	23,688	1,110,494
Broadcom Corp. - Class A *	SEMIC	16,380	447,010
C.H. Robinson Worldwide, Inc.	TRANS	5,796	268,876
Career Education Corp. *	COMSV	7,056	200,602
CDW Corp.	DISTW	6,048	350,965
Cephalon, Inc. *	PHARM	3,528	168,991
Check Point Software Technologies, Ltd. *	INTER	17,640	299,351
Chiron Corp. *	BIOTE	18,144	801,965
Cintas Corp.	TEXTI	14,112	593,268
Cisco Systems, Inc. *	TELEC	166,320	3,010,392
Citrix Systems, Inc. *	SOFTW	13,860	242,827
Comcast Corp. - Special Class A *	MEDIA	65,520	1,850,284
Compuware Corp. *	SOFTW	16,380	84,357
Comverse Technology, Inc. *	TELEC	14,112	265,729
Costco Wholesale Corp.	RETAL	16,632	691,226
Dell, Inc. *	COMPU	63,252	2,251,771
DENTSPLY International, Inc.	HEALP	5,292	274,866
Dollar Tree Stores, Inc. *	RETAL	7,560	203,742
eBay, Inc. *	INTER	34,020	3,127,800
EchoStar Communications Corp. - Class A *	MEDIA	15,372	478,377
Electronic Arts, Inc. *	SOFTW	21,168	973,516
Expeditors International of Washington, Inc.	TRANS	7,056	364,796
Express Scripts, Inc. - Class A *	PHARM	4,788	312,848
Fastenal Co.	DISTW	5,040	290,304
First Health Group Corp. *	COMSV	6,552	105,422
Fiserv, Inc. *	SOFTW	16,884	588,576
Flextronics International, Ltd. *	ELETR	41,580	550,935
Garmin, Ltd.	ELETR	6,804	294,273
Gentex Corp.	ELETR	5,544	194,761
Genzyme Corp. - General Division *	BIOTE	19,656	1,069,483
Gilead Sciences, Inc. *	PHARM	29,232	1,092,692
Henry Schein, Inc. *	HEALP	2,772	172,723
Intel Corp.	SEMIC	154,728	3,103,844
InterActiveCorp *	INTER	49,644	1,093,161
Intersil Corp. - Class A	SEMIC	10,584	168,603
Intuit, Inc. *	SOFTW	16,632	755,093
Invitrogen Corp. *	BIOTE	3,528	194,005
JDS Uniphase Corp. *	TELEC	112,644	379,610
Juniper Networks, Inc. *	TELEC	24,192	570,931
KLA - Tencor Corp. *	SEMIC	16,380	679,442

See accompanying notes to the financial statements.

Kmart Holding Corp. *	RETAL	6,552	573,103
Lam Research Corp. *	SEMIC	9,576	209,523
Lamar Advertising Co. *	ADVER	5,796	241,172
Level 3 Communications, Inc. *	TELEC	46,368	120,093
Lincare Holdings, Inc. *	HEALS	6,552	194,660
Linear Technology Corp.	SEMIC	28,224	1,022,838
Marvell Technology Group, Ltd. *	SEMIC	17,388	454,348
Maxim Integrated Products, Inc.	SEMIC	31,248	1,321,478
MedImmune, Inc. *	BIOTE	18,396	435,985
Mercury Interactive Corp. *	SOFTW	6,804	237,324
Microchip Technology, Inc.	SEMIC	11,844	317,893
Microsoft Corp.	SOFTW	257,796	7,128,059
Millennium Pharmaceuticals, Inc. *	BIOTE	22,932	314,398
Molex, Inc.	ELECE	6,804	202,895
Network Appliance, Inc. *	COMPU	25,704	591,192
Nextel Communications, Inc. - Class A *	TELEC	95,760	2,282,918
Novellus Systems, Inc. *	SEMIC	10,080	268,027
NVIDIA Corp. *	SEMIC	12,348	179,293
Oracle Corp. *	SOFTW	148,428	1,674,268
PACCAR, Inc.	AUTOM	13,356	923,167
Patterson Dental Co. *	HEALP	4,536	347,276
Patterson-UTI Energy, Inc.	OILGA	11,844	225,865
Paychex, Inc.	COMSV	24,696	744,584
PeopleSoft, Inc. *	SOFTW	35,784	710,312
Petsmart, Inc.	RETAL	9,828	279,017
Pixar Animation Studios *	SOFTW	4,032	318,125
QLogic Corp. *	SEMIC	6,552	194,005
Qualcomm, Inc.	TELEC	135,324	5,283,050
Research In Motion, Ltd. *	COMPU	12,852	981,122
Ross Stores, Inc.	RETAL	10,080	236,275
Ryanair Holdings PLCADR *	AIRLI	4,284	125,093
Sandisk Corp. *	COMPU	10,332	300,868
Sanmina-SCI Corp. *	ELETR	38,304	270,043
Siebel Systems, Inc. *	SOFTW	40,824	307,813
Sigma-Aldrich Corp.	CHEME	4,536	263,088
Smurfit-Stone Container Corp. *	PACCO	17,136	331,924
Staples, Inc.	RETAL	22,932	683,832
Starbucks Corp. *	RETAL	38,052	1,729,845
Sun Microsystems, Inc. *	COMPU	100,044	404,178
Symantec Corp. *	INTER	22,680	1,244,678
Synopsys, Inc. *	COMPU	9,828	155,577
Tellabs, Inc. *	TELEC	16,380	150,532
Teva Pharmaceutical Industries, Ltd. ADR	PHARMA	30,996	804,346
Verisign, Inc. *	INTER	16,632	330,644
Veritas Software Corp. *	SOFTW	30,492	542,758
Whole Foods Market, Inc.	FOOD	4,284	367,524
Xilinx, Inc.	SEMIC	31,752	857,304
Yahoo!, Inc. *	INTER	45,108	1,529,612

TOTAL COMMON STOCKS (Cost $53,515,458)			79,254,799

See accompanying notes to the financial statements.

	Principal Amount
Repurchase Agreements (7.0%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $5,625,227 (Collateralized by $5,738,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $5,737,729)	$5,625,000	5,625,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,625,000)		5,625,000

TOTAL INVESTMENT SECURITIES (Cost $59,140,458) - 105.0%		84,879,799
Net other assets (liabilities) – (5.0)%		(4,060,171)

NET ASSETS – 100.0%		$80,819,628

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $84,960)	3	$(1,267)

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $1,698,600)	12	$1,886

*	Non-income producing security

ADR	American Depositary Receipt

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.3%
AIRLI	Airlines	0.2%
AUTOM	Auto Manufacturers	1.1%
BIOTE	Biotechnology	8.3%
CHEME	Chemicals	0.3%
COMPU	Computers	7.6%
COMSV	Commercial Services	2.4%
DISTW	Distribution/Wholesale	0.8%
ELECE	Electrical Components & Equipment	0.5%
ELETR	Electronics	1.6%
FOOD	Food	0.5%
HEALP	Healthcare-Products	2.4%
HEALS	Healthcare-Services	0.2%
INTER	Internet	10.4%
MEDIA	Media	2.9%
OILGA	Oil & Gas	0.3%
PACCO	Packaging & Containers	0.4%
PHARM	Pharmaceuticals	2.9%
RETAL	Retail	6.7%
SEMIC	Semiconductors	13.8%
SOFTW	Software	18.0%
TELEC	Telecommunications	14.9%
TEXTI	Textiles	0.7%
TRANS	Transportation	0.8%
	Other **	2.0%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Large-Cap Value

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.0%)
ACE, Ltd.	INSUR	176	$7,051
ADC Telecommunications, Inc. *	TELEC	484	876
Advanced Micro Devices, Inc. *	SEMIC	220	2,860
Aetna, Inc.	HEALS	88	8,794
Affiliated Computer Srvcs, Inc. - Class A *	COMPU	88	4,899
AFLAC, Inc.	INSUR	308	12,077
Air Products & Chemicals, Inc.	CHEME	132	7,178
Alberto-Culver Co. - Class B	COSPC	44	1,913
Albertson’s, Inc.	FOOD	220	5,265
Alcoa, Inc.	MINIG	528	17,735
Allegheny Energy, Inc. *	ELECT	88	1,404
Allied Waste Industries, Inc. *	ENVIR	198	1,752
Allstate Corp.	INSUR	418	20,060
Alltel Corp.	TELEC	198	10,872
Ambac Financial Group, Inc.	INSUR	66	5,277
Amerada Hess Corp.	OILGA	44	3,916
Ameren Corp.	ELECT	110	5,077
American Electric Power, Inc.	ELECT	242	7,734
American International Group, Inc.	INSUR	1,584	107,696
American Power Conversion Corp.	ELECE	132	2,295
AmerisourceBergen Corp.	PHARM	66	3,545
AmSouth Bancorp	BANKS	220	5,368
Anadarko Petroleum Corp.	OILGA	154	10,219
Andrew Corp. *	TELEC	88	1,077
Anthem, Inc. *	HEALS	88	7,678
AON Corp.	INSUR	198	5,691
Apache Corp.	OILGA	198	9,922
Apartment Invst & Mgt Co. - Class AREIT	REITS	66	2,295
Apple Computer, Inc. *	COMPU	220	8,525
Applera Corp. - Applied Biosystems Group	ELETR	132	2,491
Applied Micro Circuits Corp. *	SEMIC	198	620
Archer-Daniels-Midland Co.	AGRIC	396	6,723
Ashland, Inc.	CHEME	44	2,468
AT&T Corp.	TELEC	484	6,931
AT&T Wireless Services, Inc. *	TELEC	1,650	24,387
AutoNation, Inc. *	RETAL	154	2,630
Baker Hughes, Inc.	OILGS	198	8,657
Bank of America Corp.	BANKS	2,464	106,764
Bank of New York Co., Inc.	BANKS	462	13,477
Bausch & Lomb, Inc.	HEALP	22	1,462
BB&T Corp.	BANKS	330	13,098
Bear Stearns Cos., Inc.	DIVFS	66	6,347
BellSouth Corp.	TELEC	1,122	30,429
Bemis Company, Inc.	PACCO	66	1,754
Big Lots, Inc. *	RETAL	66	807
Biogen Idec, Inc. *	BIOTE	198	12,112
BMC Software, Inc. *	SOFTW	132	2,087
Boise Cascade Corp.	FORPP	44	1,464
Brunswick Corp.	LEISU	66	3,020
Burlington Northern Santa Fe Corp.	TRANS	220	8,428
Burlington Resources, Inc.	OILGA	242	9,874
Calpine Corp. *	ELECT	242	702
Capital One Financial Corp.	DIVFS	154	11,381

See accompanying notes to the financial statements.

Caremark Rx, Inc. *	PHARM	286	9,172
Carnival Corp.	LEISU	374	17,686
Cendant Corp.	COMSV	616	13,306
CenterPoint Energy, Inc.	ELECT	176	1,823
Centex Corp.	HOMEB	66	3,330
CenturyTel, Inc.	TELEC	88	3,013
ChevronTexaco Corp.	OILGA	1,320	70,805
Chiron Corp. *	BIOTE	110	4,862
Chubb Corp.	INSUR	110	7,731
CIENA Corp. *	TELEC	352	697
CIGNA Corp.	INSUR	88	6,127
Cincinnati Financial Corp.	INSUR	110	4,534
Cinergy Corp.	ELECT	110	4,356
Circuit City Stores, Inc.	RETAL	110	1,687
Citigroup, Inc.	DIVFS	3,146	138,802
Citizens Communications Co.	TELEC	176	2,357
Clear Channel Communications, Inc.	MEDIA	374	11,658
CMS Energy Corp. *	ELECT	110	1,047
Coca-Cola Enterprises, Inc.	BEVER	286	5,406
Comcast Corp. - Special Class A *	MEDIA	1,364	38,519
Comerica, Inc.	BANKS	110	6,529
Computer Associates International, Inc.	SOFTW	352	9,258
Computer Sciences Corp. *	COMPU	110	5,181
Compuware Corp. *	SOFTW	242	1,246
Comverse Technology, Inc. *	TELEC	110	2,071
ConAgra Foods, Inc.	FOOD	330	8,484
ConocoPhillips	OILGA	418	34,631
Consolidated Edison, Inc.	ELECT	154	6,474
Constellation Energy Group, Inc.	ELECT	110	4,382
Convergys Corp. *	COMSV	88	1,182
Cooper Industries, Ltd. - Class A	MISMA	66	3,894
Cooper Tire & Rubber Co.	AUTPE	44	887
Coors (Adolph) Co. - Class B	BEVER	22	1,494
Corning, Inc. *	TELEC	836	9,263
Costco Wholesale Corp.	RETAL	286	11,886
Countrywide Credit Industries, Inc.	DIVFS	352	13,865
Crane Co.	MISMA	44	1,272
CSX Corp.	TRANS	132	4,382
Cummins, Inc.	MACDV	22	1,626
CVS Corp.	RETAL	242	10,195
Dana Corp.	AUTPE	88	1,557
Darden Restaurants, Inc.	RETAL	88	2,052
Deere & Co.	MACDV	154	9,940
Devon Energy Corp.	OILGA	154	10,936
Dillards, Inc. - Class A	RETAL	44	869
Dominion Resources, Inc.	ELECT	198	12,920
Donnelley (R.R.) & Sons Co.	COMSV	132	4,134
Dover Corp.	MISMA	132	5,131
DTE Energy Co.	ELECT	110	4,641
Duke Energy Corp.	ELECT	550	12,590
Dynegy, Inc. - Class A *	PIPEL	220	1,098
E*TRADE Group, Inc. *	DIVFS	220	2,512
Eastman Chemical Co.	CHEME	44	2,092
Eastman Kodak Co.	MISMA	176	5,671
Eaton Corp.	MISMA	88	5,580
Edison International	ELECT	198	5,249
El Paso Corp.	PIPEL	396	3,639
Electronic Data Systems Corp.	COMPU	286	5,546
EMC Corp. *	COMPU	1,496	17,264
Engelhard Corp.	CHEME	66	1,871
Entergy Corp.	ELECT	132	8,001
EOG Resources, Inc.	OILGA	66	4,346

See accompanying notes to the financial statements.

Equity Office Properties TrustREIT	REITS	242	6,595
Equity Residential Properties TrustREIT	REITS	176	5,456
Exelon Corp.	ELECT	396	14,530
Exxon Mobil Corp.	OILGA	3,982	192,451
Federated Department Stores, Inc.	RETAL	110	4,997
FedEx Corp.	TRANS	176	15,082
Fifth Third Bancorp	BANKS	352	17,325
First Horizon National Corp.	BANKS	66	2,862
FirstEnergy Corp.	ELECT	198	8,134
Fiserv, Inc. *	SOFTW	110	3,835
Fisher Scientific International, Inc. *	ELETR	66	3,850
Fluor Corp.	ENGCO	44	1,959
Ford Motor Co.	AUTOM	1,122	15,764
FPL Group, Inc.	ELECT	110	7,515
Franklin Resources, Inc.	DIVFS	154	8,587
Freddie Mac	DIVFS	418	27,270
Gannett Co., Inc.	MEDIA	176	14,742
Gateway, Inc. *	COMPU	220	1,089
General Dynamics Corp.	AEROD	110	11,231
General Mills, Inc.	FOOD	220	9,878
General Motors Corp.	AUTOM	352	14,953
Genuine Parts Co.	DISTW	110	4,222
Genzyme Corp. - General Division *	BIOTE	132	7,182
Georgia Pacific Corp.	FORPP	154	5,536
Golden West Financial Corp.	SAVLO	88	9,764
Goldman Sachs Group, Inc.	DIVFS	286	26,667
Goodrich Corp.	AEROD	66	2,070
Goodyear Tire & Rubber Co. *	AUTPE	110	1,181
Grainger (W.W.), Inc.	DISTW	66	3,805
Great Lakes Chemical Corp.	CHEME	22	563
Harrah’s Entertainment, Inc.	LODGE	66	3,497
Hartford Financial Services Group, Inc.	INSUR	176	10,900
Hasbro, Inc.	TOYGH	110	2,068
HCA, Inc.	HEALS	286	10,911
Health Management Assoc., Inc. – Class A	HEALS	154	3,146
Hewlett-Packard Co.	COMPU	1,848	34,649
Hilton Hotels Corp.	LODGE	242	4,559
Honeywell International, Inc.	MISMA	528	18,934
Hospira, Inc. *	PHARM	88	2,693
Humana, Inc. *	HEALS	88	1,758
Huntington Bancshares, Inc.	BANKS	132	3,288
Illinois Tool Works, Inc.	MISMA	198	18,448
Ingersoll-Rand Co. - Class A	MISMA	110	7,477
International Paper Co.	FORPP	286	11,557
Interpublic Group of Companies, Inc. *	ADVER	264	2,796
ITT Industries, Inc.	MISMA	66	5,279
J.P. Morgan Chase & Co.	DIVFS	2,177	86,492
Jabil Circuit, Inc. *	ELETR	132	3,036
Janus Capital Group, Inc.	DIVFS	154	2,096
JDS Uniphase Corp. *	TELEC	880	2,966
Jefferson-Pilot Corp.	INSUR	88	4,370
Johnson Controls, Inc.	AUTPE	110	6,250
Jones Apparel Group, Inc.	APPAR	66	2,363
KB Home	HOMEB	22	1,859
Kerr-McGee Corp.	OILGA	88	5,038
KeyCorp	BANKS	242	7,647
KeySpan Corp.	GAS	88	3,450
Kinder Morgan, Inc.	PIPEL	66	4,146
King Pharmaceuticals, Inc. *	PHARM	154	1,839
Kroger Co. *	FOOD	462	7,170
Leggett & Platt, Inc.	HOMEF	110	3,091
Lehman Brothers Holdings, Inc.	DIVFS	176	14,031

See accompanying notes to the financial statements.

Limited, Inc.	RETAL	286	6,375
Lincoln National Corp.	INSUR	110	5,170
Liz Claiborne, Inc.	APPAR	66	2,490
Lockheed Martin Corp.	AEROD	264	14,725
Loews Corp.	INSUR	110	6,435
Louisiana-Pacific Corp.	FORPP	66	1,713
LSI Logic Corp. *	SEMIC	242	1,043
M&T Bank Corp.	BANKS	66	6,316
Manor Care, Inc.	HEALS	44	1,318
Marathon Oil Corp.	OILGA	220	9,082
Marriott International, Inc. - Class A	LODGE	132	6,859
Marshall & Ilsley Corp.	BANKS	132	5,320
Masco Corp.	BUILD	264	9,116
Mattel, Inc.	TOYGH	264	4,786
May Department Stores Co.	RETAL	176	4,511
MBIA, Inc.	INSUR	88	5,122
MBNA Corp.	DIVFS	770	19,404
McDonald’s Corp.	RETAL	770	21,583
McKesson Corp.	COMSV	176	4,514
Meadwestvaco Corp.	FORPP	132	4,211
Medco Health Solutions, Inc. *	PHARM	154	4,759
MedImmune, Inc. *	BIOTE	154	3,650
Mellon Financial Corp.	BANKS	264	7,310
Merrill Lynch & Co., Inc.	DIVFS	594	29,534
MetLife, Inc.	INSUR	462	17,856
MGIC Investment Corp.	INSUR	66	4,392
Micron Technology, Inc. *	SEMIC	374	4,499
Molex, Inc.	ELECE	110	3,281
Monsanto Co.	AGRIC	154	5,609
Morgan Stanley Dean Witter & Co.	DIVFS	660	32,538
Motorola, Inc.	TELEC	1,430	25,797
Nabors Industries, Ltd. *	OILGA	88	4,167
National City Corp.	BANKS	374	14,444
NCR Corp. *	COMPU	66	3,273
Newell Rubbermaid, Inc.	HOUSE	176	3,527
Newmont Mining Corp.	MINIG	264	12,020
NICOR, Inc.	GAS	22	807
NiSource, Inc.	ELECT	154	3,236
Noble Corp. *	OILGA	88	3,956
Nordstrom, Inc.	RETAL	88	3,365
Norfolk Southern Corp.	TRANS	242	7,197
Northern Trust Corp.	BANKS	132	5,386
Northrop Grumman Corp.	AEROD	220	11,733
Novell, Inc. *	SOFTW	242	1,527
Novellus Systems, Inc. *	SEMIC	88	2,340
Nucor Corp.	IRONS	44	4,020
NVIDIA Corp. *	SEMIC	110	1,597
Occidental Petroleum Corp.	OILGA	242	13,535
Office Depot, Inc. *	RETAL	198	2,976
PACCAR, Inc.	AUTOM	110	7,603
Pall Corp.	MISMA	66	1,616
Parker Hannifin Corp.	ELETR	66	3,885
Penney (J.C.) Co.	RETAL	176	6,209
Peoples Energy Corp.	GAS	22	917
PeopleSoft, Inc. *	SOFTW	220	4,367
PerkinElmer, Inc.	ELETR	88	1,515
PG&E Corp. *	ELECT	264	8,026
Phelps Dodge Corp.	MINIG	66	6,074
Pinnacle West Capital Corp.	ELECT	66	2,739
Plum Creek Timber Company, Inc.	FORPP	110	3,853
PNC Financial Services Group	BANKS	176	9,522
Power-One, Inc. *	ELECE	44	285

See accompanying notes to the financial statements.

PPG Industries, Inc.	CHEME	110	6,741
PPL Corp.	ELECT	110	5,190
Principal Financial Group, Inc.	INSUR	198	7,122
Progress Energy, Inc.	ELECT	154	6,520
Progressive Corp.	INSUR	132	11,187
PrologisREIT	REITS	110	3,876
Providian Financial Corp. *	DIVFS	176	2,735
Prudential Financial, Inc.	INSUR	330	15,523
Public Service Enterprise Group, Inc.	ELECT	154	6,560
Pulte Homes, Inc.	HOMEB	88	5,401
QLogic Corp. *	SEMIC	66	1,954
Quest Diagnostics, Inc.	HEALS	66	5,823
Raytheon Co.	AEROD	264	10,027
Reebok International, Ltd.	APPAR	44	1,616
Regions Financial Corp.	BANKS	264	8,728
Reynolds American, Inc.	AGRIC	88	5,988
Rockwell International Corp.	MACDV	110	4,257
Rohm & Haas Co.	CHEME	132	5,672
Rowan Companies, Inc. *	OILGA	66	1,742
Ryder System, Inc.	TRANS	44	2,070
Sabre Holdings Corp.	LEISU	88	2,159
SAFECO Corp.	INSUR	88	4,017
Safeway, Inc. *	FOOD	264	5,098
Sanmina-SCI Corp. *	ELETR	308	2,171
SBC Communications, Inc.	TELEC	2,002	51,952
Schering-Plough Corp.	PHARM	902	17,192
Schwab (Charles) Corp.	DIVFS	836	7,683
Scientific-Atlanta, Inc.	TELEC	88	2,281
Sears, Roebuck & Co.	RETAL	132	5,260
Sempra Energy	GAS	132	4,777
Siebel Systems, Inc. *	SOFTW	308	2,322
Snap-on, Inc.	HANMT	44	1,213
Southern Co.	ELECT	440	13,191
SouthTrust Corp.	BANKS	198	8,249
Southwest Airlines Co.	AIRLI	484	6,592
Sovereign Bancorp, Inc.	SAVLO	176	3,840
Sprint Corp. (FON Group)	TELEC	858	17,272
St. Paul Companies, Inc.	INSUR	396	13,092
Stanley Works	HANMT	44	1,871
Starwood Hotels & Resorts Worldwide, Inc.	LODGE	132	6,127
State Street Corp.	BANKS	198	8,457
Sun Microsystems, Inc. *	COMPU	2,024	8,177
SunGard Data Systems, Inc. *	COMPU	176	4,184
Sunoco, Inc.	OILGA	44	3,255
SunTrust Banks, Inc.	BANKS	176	12,392
SuperValu, Inc.	FOOD	88	2,424
Synovus Financial Corp.	BANKS	176	4,602
Target Corp.	RETAL	550	24,889
TECO Energy, Inc.	ELECT	110	1,488
Tektronix, Inc.	ELETR	44	1,463
Tellabs, Inc. *	TELEC	242	2,224
Temple-Inland, Inc.	FORPP	44	2,955
Tenet Healthcare Corp. *	HEALS	286	3,086
Textron, Inc.	MISMA	88	5,656
Thermo Electron Corp. *	ELETR	110	2,972
Tiffany & Co.	RETAL	88	2,705
Time Warner, Inc. *	MEDIA	2,772	44,739
Torchmark Corp.	INSUR	66	3,510
Toys R Us, Inc. *	RETAL	132	2,342
Transocean Sedco Forex, Inc. *	OILGA	198	7,084
Tribune Co.	MEDIA	198	8,148
TXU Corp.	ELECT	198	9,488

See accompanying notes to the financial statements.

Tyco International, Ltd.	MISMA	1,210	37,098
U.S. Bancorp	BANKS	1,144	33,062
Union Pacific Corp.	TRANS	154	9,024
Unisys Corp. *	COMPU	198	2,043
United States Steel Corp.	IRONS	66	2,483
Univision Communications, Inc. – Class A *	MEDIA	198	6,259
Unocal Corp.	OILGA	154	6,622
UnumProvident Corp.	INSUR	176	2,761
Valero Energy Corp.	OILGA	88	7,058
Veritas Software Corp. *	SOFTW	264	4,699
Verizon Communications, Inc.	TELEC	1,694	66,709
VF Corp.	APPAR	66	3,263
Viacom, Inc. - Class B	MEDIA	1,056	35,439
Visteon Corp.	AUTPE	88	703
Vulcan Materials Co.	BUILD	66	3,363
Wachovia Corp.	BANKS	792	37,184
Walt Disney Co.	MEDIA	1,254	28,278
Washington Mutual, Inc.	SAVLO	528	20,634
Waste Management, Inc.	ENVIR	352	9,624
Watson Pharmaceuticals, Inc. *	PHARM	66	1,944
Wellpoint Health Networks, Inc. *	HEALS	88	9,248
Wells Fargo & Co.	BANKS	1,034	61,656
Wendy’s International, Inc.	RETAL	66	2,218
Weyerhaeuser Co.	FORPP	154	10,238
Whirlpool Corp.	HOMEF	44	2,644
Williams Companies, Inc.	PIPEL	308	3,727
Winn-Dixie Stores, Inc.	FOOD	88	272
Worthington Industries, Inc.	METFH	44	939
Xcel Energy, Inc.	ELECT	242	4,191
Xerox Corp. *	OFFBE	484	6,815
XL Capital, Ltd. - Class A	INSUR	88	6,511
Zions Bancorp	BANKS	44	2,686

TOTAL COMMON STOCKS (Cost $3,215,090)			3,252,583

TOTAL INVESTMENTS SECURITIES (Cost $3,215,090) - 100.0%			3,252,583
Net other assets (liabilities) – NM			(68)

NET ASSETS – 100.0%			$3,252,515

*	Non-income producing security

REIT	Real Estate Investment Trust

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.1%
AEROD	Aerospace/Defense	1.5%
AGRIC	Agriculture	0.6%
AIRLI	Airlines	0.2%
APPAR	Apparel	0.3%
AUTOM	Auto Manufacturers	1.2%
AUTPE	Auto Parts & Equipment	0.3%
BANKS	Banks	12.3%
BEVER	Beverages	0.2%
BIOTE	Biotechnology	0.9%
BUILD	Building Materials	0.4%
CHEME	Chemicals	0.8%
COMPU	Computers	2.9%
COMSV	Commercial Services	0.7%
COSPC	Cosmetics/Personal Care	0.1%
DISTW	Distribution/Wholesale	0.2%
DIVFS	Diversified Financial Services	13.1%
ELECE	Electrical Components & Equipment	0.2%
ELECT	Electric	5.1%
ELETR	Electronics	0.7%
ENGCO	Engineering & Construction	0.1%

See accompanying notes to the financial statements.

ENVIR	Environmental Control	0.3%
FOOD	Food	1.2%
FORPP	Forest Products & Paper	1.3%
GAS	Gas	0.3%
HANMT	Hand/Machine Tools	0.1%
HEALP	Healthcare-Products	NM
HEALS	Healthcare-Services	1.6%
HOMEB	Home Builders	0.3%
HOMEF	Home Furnishings	0.2%
HOUSE	Housewares	0.1%
INSUR	Insurance	9.0%
IRONS	Iron/Steel	0.2%
LEISU	Leisure Time	0.7%
LODGE	Lodging	0.6%
MACDV	Machinery-Diversified	0.5%
MEDIA	Media	5.8%
METFH	Metal Fabricate/Hardware	NM
MINIG	Mining	1.1%
MISMA	Miscellaneous Manufacturing	3.6%
OFFBE	Office/Business Equipment	0.2%
OILGA	Oil & Gas	12.6%
OILGS	Oil & Gas Services	0.3%
PACCO	Packaging & Containers	0.1%
PHARM	Pharmaceuticals	1.3%
PIPEL	Pipelines	0.4%
REITS	Real Estate Investment Trust	0.6%
RETAL	Retail	3.6%
SAVLO	Savings & Loans	1.1%
SEMIC	Semiconductors	0.5%
SOFTW	Software	0.9%
TELEC	Telecommunications	8.0%
TOYGH	Toys/Games/Hobbies	0.2%
TRANS	Transportation	1.4%
	Other **	NM

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP Large-Cap Growth

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.0%)
3M Co.	MISMA	80	$6,398
Abbott Laboratories	PHARM	156	6,608
Adobe Systems, Inc.	SOFTW	24	1,187
AES Corp. *	ELECT	64	639
Agilent Technologies, Inc. *	ELETR	48	1,036
Allegheny Technologies, Inc.	IRONS	8	146
Allergan, Inc.	PHARM	12	871
Altera Corp. *	SEMIC	36	705
Altria Group, Inc.	AGRIC	208	9,784
American Express Co.	DIVFS	128	6,588
American Standard Cos. *	BUILD	20	778
Amgen, Inc. *	BIOTE	128	7,255
Analog Devices, Inc.	SEMIC	36	1,396
Anheuser-Busch Companies, Inc.	BEVER	80	3,996
Apollo Group, Inc. - Class A *	COMSV	20	1,468
Applied Materials, Inc. *	SEMIC	172	2,836
Autodesk, Inc.	SOFTW	12	584
Automatic Data Processing, Inc.	SOFTW	60	2,479
AutoZone, Inc. *	RETAL	8	618
Avaya, Inc. *	TELEC	44	613
Avery Dennison Corp.	HOUPW	12	789
Avon Products, Inc.	COSPC	48	2,097
Ball Corp.	PACCO	8	299
Bard (C.R.), Inc.	HEALP	12	680
Baxter International, Inc.	HEALP	60	1,930
Becton, Dickinson & Co.	HEALP	24	1,241
Bed Bath & Beyond, Inc. *	RETAL	32	1,188
Best Buy Co., Inc.	RETAL	32	1,736
Biomet, Inc.	HEALP	24	1,125
BJ Services Co.	OILGS	16	839
Black & Decker Corp.	HANMT	8	620
Block H & R, Inc.	COMSV	16	791
Boeing Co.	AEROD	84	4,336
Boston Scientific Corp. *	HEALP	84	3,337
Bristol-Myers Squibb Co.	PHARM	196	4,639
Broadcom Corp. - Class A *	SEMIC	32	873
Brown-Forman Corp. - Class B	CHEME	12	550
Campbell Soup Co.	FOOD	40	1,052
Cardinal Health, Inc.	PHARM	44	1,926
Caterpillar, Inc.	MECCM	36	2,896
Cintas Corp.	TEXTI	16	673
Cisco Systems, Inc. *	TELEC	684	12,381
Citrix Systems, Inc. *	SOFTW	16	280
Clorox Co.	HOUPW	20	1,066
Coach, Inc. *	APPAR	20	848
Coca-Cola Co.	BEVER	248	9,932
Colgate-Palmolive Co.	COSPC	52	2,349
Danaher Corp.	MISMA	32	1,641
Dell, Inc. *	COMPU	256	9,114
Delphi Automotive Systems Corp.	AUTPE	56	520
Delta Air Lines, Inc. *	AIRLI	12	39
Deluxe Corp.	COMSV	4	164

See accompanying notes to the financial statements.

Dollar General Corp.	RETAL	32	645
Dow Chemical Co.	CHEME	96	4,336
Dow Jones & Company, Inc.	MEDIA	8	325
Du Pont (E.I.) de Nemours	CHEME	100	4,280
eBay, Inc. *	INTER	68	6,252
Ecolab, Inc.	CHEME	24	755
Electronic Arts, Inc. *	SOFTW	32	1,472
Eli Lilly & Co.	PHARM	116	6,966
Emerson Electric Co.	ELECE	44	2,723
Equifax, Inc.	COMSV	12	316
Express Scripts, Inc. - Class A *	PHARM	8	523
Family Dollar Stores, Inc.	RETAL	16	434
Fannie Mae	DIVFS	96	6,086
Federated Investors, Inc. - Class B	DIVFS	12	341
First Data Corp.	SOFTW	88	3,828
Forest Laboratories, Inc. *	PHARM	36	1,619
Fortune Brands, Inc.	HOUPW	16	1,186
Freeport-McMoRan Cop/ Gld, Inc. - Class B	MINIG	16	648
Gap, Inc.	RETAL	92	1,720
General Electric Co.	MISMA	1,048	35,191
Gilead Sciences, Inc. *	PHARM	40	1,495
Gillette Co.	COSPC	100	4,174
Guidant Corp.	HEALP	32	2,113
Halliburton Co.	OILGS	44	1,482
Harley-Davidson, Inc.	LEISU	28	1,664
Heinz (H.J.) Co.	FOOD	36	1,297
Hercules, Inc. *	CHEME	12	171
Hershey Foods Corp.	FOOD	28	1,308
Home Depot, Inc.	RETAL	224	8,781
IMS Health, Inc.	SOFTW	24	574
Intel Corp.	SEMIC	652	13,079
International Business Machines Corp.	COMPU	172	14,747
International Flavors & Fragrances, Inc.	CHEME	8	306
International Game Technology	ENTER	36	1,294
Intuit, Inc. *	SOFTW	20	908
Johnson & Johnson	HEALP	300	16,899
Kellogg Co.	FOOD	40	1,706
Kimberly-Clark Corp.	COSPC	52	3,359
KLA - Tencor Corp. *	SEMIC	20	830
Knight-Ridder, Inc.	MEDIA	8	524
Kohls Corp. *	RETAL	36	1,735
Lexmark International Group, Inc. *	COMPU	12	1,008
Linear Technology Corp.	SEMIC	32	1,160
Lowe’s Cos., Inc.	RETAL	80	4,348
Lucent Technologies, Inc. *	TELEC	432	1,369
Marsh & McLennan Companies, Inc.	INSUR	52	2,380
Maxim Integrated Products, Inc.	SEMIC	32	1,353
Maytag Corp.	HOMEF	8	147
McCormick & Co., Inc.	FOOD	12	412
McGraw-Hill Companies, Inc.	MEDIA	20	1,593
Medtronic, Inc.	HEALP	124	6,436
Merck & Co., Inc.	PHARM	224	7,393
Mercury Interactive Corp. *	SOFTW	8	279
Meredith Corp.	MEDIA	4	206
Microsoft Corp.	SOFTW	1,092	30,194
Millipore Corp. *	BIOTE	4	191
Monster Worldwide, Inc. *	INTER	12	296
Moody’s Corp.	COMSV	16	1,172
Mylan Laboratories, Inc.	PHARM	28	504
National Semiconductor Corp. *	SEMIC	36	558
Navistar International Corp. *	AUTOM	8	298
Network Appliance, Inc. *	COMPU	36	828

See accompanying notes to the financial statements.

New York Times Co. - Class A	MEDIA	16	625
Nextel Communications, Inc. - Class A *	TELEC	112	2,670
Nike, Inc. - Class B	APPAR	28	2,207
North Fork Bancorp, Inc.	BANKS	16	711
Omnicom Group, Inc.	ADVER	20	1,461
Oracle Corp. *	SOFTW	524	5,911
Pactiv Corp. *	PACCO	16	372
Parametric Technology Corp. *	SOFTW	28	148
Paychex, Inc.	COMSV	40	1,206
PepsiCo, Inc.	BEVER	172	8,368
Pfizer, Inc.	PHARM	772	23,624
Pitney Bowes, Inc.	OFFBE	24	1,058
PMC-Sierra, Inc. *	SEMIC	16	141
Praxair, Inc.	CHEME	32	1,368
Procter & Gamble Co.	COSPC	256	13,854
Qualcomm, Inc.	TELEC	160	6,247
Qwest Communications International, Inc. *	TELEC	180	599
RadioShack Corp.	RETAL	16	458
Robert Half International, Inc.	COMSV	16	412
Rockwell Collins, Inc.	AEROD	16	594
Sara Lee Corp.	FOOD	80	1,829
Schlumberger, Ltd.	OILGS	60	4,039
Sealed Air Corp. *	PACCO	8	371
Sherwin-Williams Co.	CHEME	16	703
Sigma-Aldrich Corp.	CHEME	8	464
Simon Property Group, Inc.REIT	REITS	20	1,073
SLM Corp.	DIVFS	44	1,962
Solectron Corp. *	ELETR	96	475
St. Jude Medical, Inc. *	HEALP	16	1,204
Staples, Inc.	RETAL	52	1,551
Starbucks Corp. *	RETAL	40	1,818
Stryker Corp.	HEALP	40	1,923
Symantec Corp. *	INTER	32	1,756
Symbol Technologies, Inc.	ELETR	24	303
Sysco Corp.	FOOD	64	1,915
T. Rowe Price Group, Inc.	DIVFS	12	611
Teradyne, Inc. *	SEMIC	20	268
Texas Instruments, Inc.	SEMIC	176	3,745
The Pepsi Bottling Group, Inc.	BEVER	28	760
TJX Companies, Inc.	RETAL	52	1,146
United Parcel Service, Inc. - Class B	TRANS	112	8,503
United Technologies Corp.	AEROD	52	4,856
UnitedHealth Group, Inc.	HEALS	64	4,719
UST, Inc.	AGRIC	16	644
Wal-Mart Stores, Inc.	RETAL	432	22,983
Walgreen Co.	RETAL	104	3,726
Waters Corp. *	ELETR	12	529
Wrigley (WM.) JR Co.	FOOD	24	1,519
Wyeth	PHARM	136	5,086
Xilinx, Inc.	SEMIC	36	972
Yahoo!, Inc. *	INTER	136	4,612
YUM! Brands, Inc.	RETAL	28	1,138
Zimmer Holdings, Inc. *	HEALP	24	1,897

TOTAL COMMON STOCKS (Cost $530,766)			509,287

TOTAL INVESTMENT SECURITIES (Cost $530,766) - 100.0%			509,287
Net other assets (liabilities) – NM			(48)

NET ASSETS – 100.0%			$509,239

*	Non-income producing security

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.3%
AEROD	Aerospace/Defense	1.9%
AGRIC	Agriculture	2.0%
AIRLI	Airlines	NM
APPAR	Apparel	0.6%
AUTOM	Auto Manufacturers	0.1%
AUTPE	Auto Parts & Equipment	0.1%
BANKS	Banks	0.1%
BEVER	Beverages	4.5%
BIOTE	Biotechnology	1.5%
BUILD	Building Materials	0.2%
CHEME	Chemicals	2.5%
COMPU	Computers	5.0%
COMSV	Commercial Services	1.1%
COSPC	Cosmetics/Personal Care	5.1%
DIVFS	Diversified Financial Services	3.1%
ELECE	Electrical Components & Equipment	0.5%
ELECT	Electric	0.1%
ELETR	Electronics	0.5%
ENTER	Entertainment	0.3%
FOOD	Food	2.2%
HANMT	Hand/Machine Tools	0.1%
HEALP	Healthcare-Products	7.6%
HEALS	Healthcare-Services	0.9%
HOMEF	Home Furnishings	NM
HOUPW	Household Products/Wares	0.6%
INSUR	Insurance	0.5%
INTER	Internet	2.5%
IRONS	Iron/Steel	NM
LEISU	Leisure Time	0.3%
MECCM	Machinery-Construction & Mining	0.6%
MEDIA	Media	0.6%
MINIG	Mining	0.1%
MISMA	Miscellaneous Manufacturing	8.5%
OFFBE	Office/Business Equipment	0.2%
OILGS	Oil & Gas Services	1.2%
PACCO	Packaging & Containers	0.2%
PHARM	Pharmaceuticals	12.1%
REITS	Real Estate Investment Trust	0.2%
RETAL	Retail	10.7%
SEMIC	Semiconductors	5.5%
SOFTW	Software	9.4%
TELEC	Telecommunications	4.7%
TEXTI	Textiles	0.1%
TRANS	Transportation	1.7%
	Other**	NM

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP Mid-Cap Value

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.0%)
3Com Corp. *	TELEC	48,864	$206,206
Adesa, Inc. *	COMSV	11,707	192,346
Advanced Fibre Communications, Inc. *	TELEC	11,198	178,048
Advent Software, Inc. *	SOFTW	4,072	68,532
AGCO Corp. *	MACDV	11,198	253,299
AGL Resources, Inc.	GAS	8,144	250,591
Airgas, Inc.	CHEME	9,162	220,529
Alaska Air Group, Inc. *	AIRLI	3,563	88,291
Albemarle Corp.	CHEME	5,090	178,608
Alexander & Baldwin, Inc.	TRANS	5,090	172,755
ALLETE, Inc.	ELECT	1	22
Alliant Energy Corp.	ELECT	13,743	341,926
Allmerica Financial Corp. *	INSUR	6,617	177,865
AMB Property Corp. REIT	REITS	10,180	376,864
American Financial Group, Inc.	INSUR	9,162	273,852
American Greetings Corp. - Class A	HOUPW	8,653	217,363
AmeriCredit Corp. *	DIVFS	19,851	414,489
Amerus Group Co.	INSUR	5,090	208,690
AnnTaylor Stores Corp. *	RETAL	8,653	202,480
Aquila, Inc. *	ELECT	29,522	92,109
Arch Coal, Inc.	COAL	6,617	234,837
Arrow Electronics, Inc. *	ELETR	14,252	321,810
ArvinMeritor, Inc.	AUTPE	8,653	162,244
Ascential Software Corp. *	SOFTW	7,635	102,843
Associated Banc-Corp.	BANKS	13,744	440,770
Astoria Financial Corp.	SAVLO	9,671	343,224
Avnet, Inc. *	ELETR	15,270	261,422
Bandag, Inc.	AUTPE	2,545	111,471
Banknorth Group, Inc.	BANKS	21,378	748,230
Banta Corp.	COMSV	3,054	121,397
Barnes & Noble, Inc. *	RETAL	8,653	320,161
Belo (A.H.) Corp. - Class A	MEDIA	14,761	332,713
BJ’s Wholesale Club, Inc. *	RETAL	8,653	236,573
Black Hills Corp.	ELECT	4,072	113,120
Bob Evans Farms, Inc.	RETAL	4,581	124,420
Borders Group, Inc.	RETAL	9,671	239,841
BorgWarner, Inc.	AUTPE	7,126	308,485
Bowater, Inc.	FORPP	7,126	272,142
Cabot Corp.	CHEME	7,635	294,483
Cadence Design Systems, Inc. *	COMPU	34,103	444,702
Caesars Entertainment, Inc. *	LODGE	38,684	646,023
Callaway Golf Co.	LEISU	9,162	96,842
CBRL Group, Inc.	RETAL	6,108	220,377
CheckFree Corp. *	INTER	10,689	295,765
CNF, Inc.	TRANS	6,108	250,367
Colonial BancGroup, Inc.	BANKS	15,779	322,681
Commscope, Inc. *	TELEC	7,635	164,916
Community Health Systems, Inc. *	HEALS	10,689	285,183
Constellation Brands, Inc. *	BEVER	13,234	503,686

See accompanying notes to the financial statements.

Cooper Cameron Corp. *	OILGS	6,617	362,876
Credence Systems Corp. *	SEMIC	12,216	87,955
Crompton Corp.	CHEME	14,252	135,251
Cytec Industries, Inc.	CHEME	5,090	249,156
D.R. Horton, Inc.	HOMEB	29,013	960,620
Dean Foods Co. *	FOOD	19,851	595,927
Duquesne Light Holdings, Inc.	ELECT	9,671	173,691
Dycom Industries, Inc. *	ENGCO	6,108	173,406
Edwards (A.G.), Inc.	DIVFS	10,180	352,432
Emmis Communications Corp. *	MEDIA	7,126	128,696
Energy East Corp.	ELECT	18,324	461,398
Ensco International, Inc.	OILGA	18,833	615,274
Entercom Communications Corp. *	MEDIA	6,617	216,111
Everest Re Group, Ltd.	INSUR	7,126	529,676
Fairchild Semiconductor Intl, Inc. *	SEMIC	14,761	209,163
Federal Signal Corp.	MISMA	6,108	113,487
Ferro Corp.	CHEME	5,090	111,013
Fidelity National Financial, Inc.	INSUR	21,378	814,502
First American Financial Corp.	INSUR	11,198	345,234
FirstMerit Corp.	BANKS	10,689	281,174
Flowserve Corp. *	MACDV	6,617	159,999
FMC Corp. *	CHEME	4,581	222,499
Foot Locker, Inc.	RETAL	17,815	422,215
Forest Oil Corp. *	OILGA	7,126	214,635
Furniture Brands International, Inc.	HOMEF	7,126	178,720
GATX Corp.	TRKLE	6,108	162,839
Glatfelter (P.H.) Co.	FORPP	5,599	69,372
Granite Construction, Inc.	ENGCO	5,090	121,651
Great Plains Energy, Inc.	ELECT	9,162	267,072
Greater Bay Bancorp	BANKS	6,617	190,239
Hanover Compressor Co. *	OILGS	9,671	130,075
Harris Corp.	TELEC	8,144	447,431
Harsco Corp.	MISMA	5,090	228,541
Hawaiian Electric Industries, Inc.	ELECT	10,180	270,177
HCC Insurance Holdings, Inc.	INSUR	8,144	245,542
Health Net, Inc. *	HEALS	14,252	352,309
Helmerich & Payne, Inc.	OILGA	6,108	175,239
Hibernia Corp.	BANKS	19,342	510,822
Highwoods Properties, Inc. REIT	REITS	6,617	162,844
Horace Mann Educators Corp.	INSUR	5,599	98,430
Hospitality Properties Trust REIT	REITS	8,653	367,666
Hovnanian Enterprises - Class A *	HOMEB	7,635	306,164
IDACORP, Inc.	ELECT	4,581	133,124
Imation Corp.	COMPU	4,581	163,038
Independence Community Bank Corp.	SAVLO	10,180	397,529
IndyMac Bancorp, Inc.	DIVFS	7,635	276,387
Integrated Device Technology, Inc. *	SEMIC	13,234	126,120
Intersil Corp. - Class A	SEMIC	18,833	300,011
Invitrogen Corp. *	BIOTE	6,617	363,869
Jefferies Group, Inc.	DIVFS	7,126	245,633
JM Smucker Co.	FOOD	7,126	316,466
Keane, Inc. *	SOFTW	8,144	125,092
Kelly Services, Inc. - Class A	COMSV	4,581	122,359
KEMET Corp. *	ELETR	10,689	86,474
Kennametal, Inc.	HANMT	4,581	206,832
L-3 Communications Holdings, Inc.	AEROD	13,234	886,678
LaBranche & Co., Inc. *	DIVFS	7,635	64,516
Lancaster Colony Corp.	MISMA	4,581	193,158

See accompanying notes to the financial statements.

Lattice Semiconductor Corp. *	SEMIC	14,252	69,977
Laureate Education, Inc. *	COMSV	5,599	208,395
Lear Corp.	AUTPE	8,653	471,155
Lennar Corp. - Class B	HOMEB	19,342	920,679
Leucadia National Corp.	COMSV	8,653	490,192
Liberty Property Trust	REITS	10,689	425,849
Longview Fibre Co.	FORPP	6,617	100,909
Lubrizol Corp.	CHEME	8,144	281,782
Mack-Cali Realty Corp. REIT	REITS	7,635	338,231
Manpower, Inc.	COMSV	11,198	498,198
Martin Marietta Materials	BUILD	6,108	276,509
McDATA Corp. - Class A *	COMPU	14,761	74,248
MDU Resources Group, Inc.	ELECT	14,761	388,657
Media General, Inc. - Class A	MEDIA	3,054	170,871
Mercantile Bankshares Corp.	BANKS	9,671	463,821
Millennium Pharmaceuticals, Inc. *	BIOTE	38,175	523,379
Minerals Technologies, Inc.	CHEME	2,545	149,799
Modine Manufacturing Co.	AUTPE	4,072	122,608
Mohawk Industries, Inc. *	TEXTI	8,144	646,552
MPS Group, Inc. *	COMSV	13,234	111,298
National Commerce Financial Corp.	BANKS	25,450	870,644
National Fuel Gas Co.	PIPEL	10,180	288,399
National-Oilwell, Inc. *	OILGS	10,689	351,241
Neiman Marcus Group, Inc. - Class A	RETAL	6,108	351,210
New Plan Excel Realty Trust, Inc. REIT	REITS	12,725	318,125
New York Community Bancorp	SAVLO	33,085	679,565
Newfield Exploration Co. *	OILGA	7,635	467,567
Newport Corp. *	TELEC	5,090	58,382
Noble Energy, Inc.	OILGA	7,126	415,018
Northeast Utilities System	ELECT	15,779	305,955
NSTAR	ELECT	6,617	324,895
OGE Energy Corp.	ELECT	11,198	282,526
Ohio Casualty Corp. *	INSUR	7,635	159,801
Old Republic International Corp.	INSUR	22,905	573,312
ONEOK, Inc.	GAS	12,725	331,104
Overseas Shipholding Group, Inc.	TRANS	5,090	252,667
PacifiCare Health Systems, Inc. *	HEALS	10,689	392,287
Payless ShoeSource, Inc. *	RETAL	8,653	87,655
Peabody Energy Corp.	COAL	8,144	484,568
Pentair, Inc.	MISMA	12,725	444,230
Pepco Holdings, Inc.	ELECT	22,905	455,810
PepsiAmericas, Inc.	BEVER	17,306	330,545
Pier 1 Imports, Inc.	RETAL	11,198	202,460
Pioneer Natural Resources Co.	OILGA	18,324	631,811
Plexus Corp. *	ELETR	5,599	61,813
PMI Group, Inc.	INSUR	12,216	495,725
PNM Resources, Inc.	ELECT	7,635	171,864
Pogo Producing Co.	OILGA	8,144	386,433
Polycom, Inc. *	TELEC	12,725	252,210
Potlatch Corp.	FORPP	3,563	166,784
Powerwave Technologies, Inc. *	TELEC	13,234	81,521
Precision Castparts Corp.	METFH	8,144	489,047
Pride International, Inc. *	OILGA	16,797	332,413
Protective Life Corp.	INSUR	8,653	340,149
Puget Energy, Inc.	ELECT	12,216	277,303
Quanta Services, Inc. *	COMSV	14,761	89,304
Quantum Corp. *	COMPU	22,396	51,735
Questar Corp.	PIPEL	10,689	489,770

See accompanying notes to the financial statements.

Radian Group, Inc.	INSUR	11,707	541,215
Raymond James Financial Corp.	DIVFS	9,162	220,987
Republic Services, Inc.	ENVIR	19,342	575,618
RF Micro Devices, Inc. *	TELEC	23,414	148,445
RPM, Inc.	CHEME	14,761	260,532
Ruddick Corp.	FOOD	5,599	109,964
Ryland Group, Inc.	HOMEB	3,054	282,984
Saks, Inc.	RETAL	17,815	214,671
SCANA Corp.	ELECT	13,743	513,163
Scholastic Corp. *	MEDIA	5,090	157,230
Sensient Technologies Corp.	CHEME	5,599	121,162
Sequa Corp. - Class A *	AEROD	1,527	79,725
Sierra Pacific Resources *	ELECT	14,761	132,111
Six Flags, Inc. *	ENTER	11,707	63,686
Smithfield Foods, Inc. *	FOOD	13,743	343,575
Sonoco Products Co.	PACCO	12,216	322,991
SPX Corp.	MISMA	9,671	342,353
StanCorp Financial Group, Inc.	INSUR	3,563	253,686
STERIS Corp. *	HEALP	8,653	189,847
Storage Technology Corp. *	COMPU	14,252	360,006
Superior Industries International, Inc.	AUTPE	3,563	106,712
Swift Transportation Co., Inc. *	TRANS	10,180	171,228
Sybase, Inc. *	SOFTW	12,216	168,459
Tech Data Corp. *	DISTW	7,126	274,707
Tecumseh Products Co.	MACDV	2,545	106,559
Teleflex, Inc.	MISMA	5,090	216,325
Telephone & Data Systems, Inc.	TELEC	7,126	599,796
Thomas & Betts Corp.	ELETR	7,635	204,771
Tidewater, Inc.	OILGS	7,635	248,519
Toll Brothers, Inc. *	HOMEB	9,162	424,475
Triad Hospitals, Inc. *	HEALS	9,671	333,069
Trinity Industries, Inc.	MISMA	6,108	190,386
TriQuint Semiconductor, Inc. *	SEMIC	16,797	65,508
Tyson Foods, Inc. - Class A	FOOD	44,283	709,414
United Rentals, Inc. *	COMSV	9,671	153,672
Unitrin, Inc.	INSUR	8,653	359,705
Universal Corp.	AGRIC	3,054	136,331
Universal Health Services, Inc. - Class B	HEALS	7,126	309,981
UTStarcom, Inc. *	TELEC	14,252	229,600
Varco International, Inc. *	OILGS	12,216	327,633
Vectren Corp.	GAS	9,671	243,516
Vishay Intertechnology, Inc. *	ELETR	19,851	256,078
W.R. Berkley Corp.	INSUR	10,689	450,648
Washington Federal, Inc.	SAVLO	9,670	243,201
Weatherford International, Ltd. *	OILGS	16,797	856,983
Webster Financial Corp.	BANKS	6,617	326,814
Werner Enterprises, Inc.	TRANS	10,180	196,576
Westar Energy, Inc.	ELECT	10,689	215,918
WGL Holdings, Inc.	GAS	6,108	172,612
Wisconsin Energy Corp.	ELECT	14,761	470,875
WPS Resources Corp.	ELECT	4,581	206,099
York International Corp.	BUILD	5,090	160,793

TOTAL COMMON STOCKS (Cost $52,637,309)			62,515,274

See accompanying notes to the financial statements.

	Principal Amount
Repurchase Agreements (0.1%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $43,002 (Collateralized by $44,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $43,998)	$43,000	43,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES (Cost $52,680,309) - 100.0%		62,558,274
Net other assets (liabilities) – NM		939

NET ASSETS – 100.0%		$62,559,213

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2004 (Underlying face amount at value $118,700)	2	$1,592

*	Non-income producing security

REIT	Real Estate Investment Trust

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
AEROD	Aerospace/Defense	1.5%
AGRIC	Agriculture	0.2%
AIRLI	Airlines	0.1%
AUTPE	Auto Parts & Equipment	2.1%
BANKS	Banks	6.6%
BEVER	Beverages	1.3%
BIOTE	Biotechnology	1.4%
BUILD	Building Materials	0.7%
CHEME	Chemicals	3.6%
COAL	Coal	1.2%
COMPU	Computers	1.8%
COMSV	Commercial Services	3.2%
DISTW	Distribution/Wholesale	0.4%
DIVFS	Diversified Financial Services	2.5%
ELECT	Electric	9.0%
ELETR	Electronics	1.9%
ENGCO	Engineering & Construction	0.5%
ENTER	Entertainment	0.1%
ENVIR	Environmental Control	0.9%
FOOD	Food	3.3%
FORPP	Forest Products & Paper	1.0%
GAS	Gas	1.6%
HANMT	Hand/Machine Tools	0.3%
HEALP	Healthcare – Products	0.3%
HEALS	Healthcare - Services	2.7%
HOMEB	Home Builders	4.6%
HOMEF	Home Furnishings	0.3%
HOUPW	Household Products/Wares	0.3%
INSUR	Insurance	9.4%
INTER	Internet	0.5%
LEISU	Leisure Time	0.2%
LODGE	Lodging	1.0%
MACDV	Machinery – Diversified	0.8%
MEDIA	Media	1.6%
METFH	Metal Fabricate/Hardware	0.8%
MISMA	Miscellaneous Manufacturing	2.8%
OILGA	Oil & Gas	5.2%
OILGS	Oil & Gas Services	3.6%
PACCO	Packaging & Containers	0.5%
PIPEL	Pipelines	1.2%
REITS	Real Estate Investment Trust	3.2%
RETAL	Retail	4.2%
SAVLO	Savings & Loans	2.7%
SEMIC	Semiconductors	1.4%
SOFTW	Software	0.7%
TELEC	Telecommunications	3.8%
TEXTI	Textiles	1.0%
TRANS	Transportation	1.7%
TRKLE	Trucking & Leasing	0.3%
	Other **	NM

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP Mid-Cap Growth

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (99.6%)
99 Cents Only Stores *	RETAL	7,065	$100,535
Abercrombie & Fitch Co. - Class A	RETAL	9,420	296,730
Activision, Inc. *	SOFTW	13,188	182,918
Acxiom Corp.	SOFTW	8,478	201,268
ADTRAN, Inc.	TELEC	7,536	170,916
Aeropostale, Inc. *	RETAL	5,181	135,742
AirTran Holdings, Inc. *	AIRLI	8,478	84,441
Alliance Data Systems Corp. *	COMSV	8,007	324,764
Alliant Techsystems, Inc. *	AEROD	3,768	227,964
American Eagle Outfitters, Inc.	RETAL	7,065	260,345
Ametek, Inc.	ELECE	6,594	199,930
Applebee’s International, Inc.	RETAL	8,007	202,417
Apria Heathcare Group, Inc. *	HEALS	4,710	128,348
Aqua America, Inc.	WATER	8,949	197,862
Arthur J. Gallagher & Co.	INSUR	8,949	296,480
Atmel Corp. *	SEMIC	46,158	167,092
Avocent Corp. *	INTER	4,710	122,601
Bank of Hawaii Corp.	BANKS	5,181	244,802
Barr Laboratories, Inc. *	PHARM	10,362	429,298
Beckman Coulter, Inc.	HEALP	6,123	343,623
Blyth, Inc.	HOUPW	4,239	130,985
Boyd Gaming Corp.	LODGE	8,478	238,656
Brink’s Co.	MISMA	5,652	170,521
Brinker International, Inc. *	RETAL	9,420	293,433
Brown & Brown, Inc.	INSUR	6,594	301,346
C.H. Robinson Worldwide, Inc.	TRANS	8,478	393,294
Cabot Microelectronics Corp. *	CHEME	2,355	85,369
Career Education Corp. *	COMSV	9,891	281,201
Carlisle Cos., Inc.	MISMA	2,826	180,666
Carmax, Inc. *	RETAL	9,891	213,151
Catalina Marketing Corp.	ADVER	5,181	119,577
CDW Corp.	DISTW	8,007	464,646
Cephalon, Inc. *	PHARM	5,652	270,731
Ceridian Corp. *	COMPU	14,601	268,804
Certegy, Inc.	SOFTW	6,123	227,837
Charles River Laboratories Intl., Inc. *	BIOTE	4,710	215,718
Cheesecake Factory, Inc. *	RETAL	5,181	224,855
Chico’s FAS, Inc. *	RETAL	8,478	289,948
Choicepoint, Inc. *	COMSV	8,478	361,586
Church & Dwight, Inc.	HOUPW	5,652	158,595
Cincinnati Bell, Inc. *	TELEC	24,021	83,833
City National Corp.	BANKS	4,710	305,915
Claire’s Stores, Inc.	RETAL	9,420	235,877
Cognizant Technology Solutions Corp. *	COMPU	12,246	373,625
Commerce Bancorp, Inc.	BANKS	7,536	415,987
Compass Bancshares, Inc.	BANKS	11,775	515,981
Copart, Inc. *	RETAL	8,949	169,405
Corinthian Colleges, Inc. *	COMSV	8,949	120,633
Covance, Inc. *	HEALS	6,123	244,736
Coventry Health Care, Inc. *	HEALS	8,478	452,470
Cree Research, Inc. *	SEMIC	7,065	215,694
CSG Systems International, Inc. *	SOFTW	5,181	79,839
Cullen/Frost Bankers, Inc.	BANKS	5,181	240,761

See accompanying notes to the financial statements.

Cypress Semiconductor Corp. *	SEMIC	11,775	104,091
CYTYC Corp. *	HEALP	10,833	261,617
DENTSPLY International, Inc.	HEALP	8,007	415,884
DeVry, Inc. *	COMSV	7,065	146,316
Diebold, Inc.	COMPU	7,065	329,936
Dollar Tree Stores, Inc. *	RETAL	10,833	291,949
Donaldson Co., Inc.	MISMA	8,478	240,690
DPL, Inc.	ELECT	12,246	252,023
DST Systems, Inc. *	COMPU	8,007	356,071
Dun & Bradstreet Corp. *	SOFTW	7,065	414,716
Eaton Vance Corp.	DIVFS	6,594	266,332
Education Management Corp. *	COMSV	7,065	188,212
Edwards Lifesciences Corp. *	HEALP	5,652	189,342
Energizer Holdings, Inc. *	ELECE	8,007	369,123
Equitable Resources, Inc.	PIPEL	6,123	332,540
Expeditors International of Washington, Inc.	TRANS	10,362	535,716
Fair, Isaac & Co., Inc.	SOFTW	7,065	206,298
Fastenal Co.	DISTW	7,536	434,074
First Health Group Corp. *	COMSV	8,949	143,989
FMC Technologies, Inc. *	OILGS	6,594	220,240
Gartner Group, Inc. *	COMSV	10,362	121,132
Gentex Corp.	ELETR	7,536	264,740
Graco, Inc.	MACDV	6,594	220,899
Grant Prideco, Inc. *	OILGS	11,775	241,270
GreenPoint Financial Corp.	SAVLO	12,717	590,196
GTECH Holdings Corp.	ENTER	11,304	286,217
Harman International Industries, Inc.	HOMEF	6,594	710,504
Harte-Hanks, Inc.	ADVER	8,478	212,035
Henry Schein, Inc. *	HEALP	4,239	264,132
Herman Miller, Inc.	OFFFU	7,065	174,152
Hillenbrand Industries, Inc.	HEALP	6,123	309,395
HNI Corp.	OFFFU	5,652	223,706
Hormel Foods Corp.	FOOD	13,659	365,788
Hubbell, Inc. - Class B	ELECE	6,123	274,494
IMC Global, Inc. *	CHEME	11,304	196,577
INAMED Corp. *	HEALP	3,297	157,168
Integrated Circuit Systems, Inc. *	SEMIC	7,065	151,898
International Rectifier Corp. *	SEMIC	6,594	226,174
International Speedway Corp.	ENTER	5,181	258,532
Investors Financial Services Corp.	BANKS	6,594	297,587
ITT Educational Services, Inc. *	COMSV	4,239	152,816
IVAX Corp. *	PHARM	24,021	460,001
J.B. Hunt Transport Services, Inc.	TRANS	8,007	297,380
Jack Henry & Associates, Inc.	COMPU	8,949	167,973
Jacobs Engineering Group, Inc. *	ENGCO	5,652	216,415
JetBlue Airways Corp. *	AIRLI	9,891	206,920
Korn/Ferry International *	COMSV	3,768	68,691
Krispy Kreme Doughnuts, Inc. *	RETAL	6,123	77,517
Lam Research Corp. *	SEMIC	13,188	288,553
Lee Enterprises, Inc.	MEDIA	4,239	196,435
Legg Mason, Inc.	DIVFS	9,891	526,893
LifePoint Hospitals, Inc. *	HEALS	3,768	113,078
Lincare Holdings, Inc. *	HEALS	9,891	293,862
LTX Corp. *	SEMIC	6,123	33,125
Lyondell Chemical Co.	CHEME	17,427	391,410
Macromedia, Inc. *	INTER	6,594	132,408
Macrovision Corp. *	ENTER	4,710	113,417
Manadalay Resort Group	LODGE	6,594	452,678
McAfee, Inc. *	INTER	16,014	321,881
Mentor Graphics Corp. *	COMPU	6,594	72,303
Michaels Stores, Inc.	RETAL	6,594	390,431
Micrel, Inc. *	SEMIC	8,949	93,159

See accompanying notes to the financial statements.

Microchip Technology, Inc.	SEMIC	20,253	543,592
Moneygram International, Inc.	COMSV	8,478	144,804
Murphy Oil Corp.	OILGA	8,949	776,505
National Instruments Corp.	COMPU	7,536	228,115
Nordson Corp.	MACDV	3,297	113,186
O’Reilly Automotive, Inc. *	RETAL	5,181	198,380
Olin Corp.	CHEME	6,594	131,880
Omnicare, Inc.	PHARM	9,891	280,509
Outback Steakhouse, Inc.	RETAL	7,065	293,409
Pacific Sunwear of California, Inc. *	RETAL	7,536	158,633
Packaging Corp. of America	PACCO	10,362	253,558
Par Pharmaceutical Cos., Inc. *	PHARM	3,297	118,461
Patterson Dental Co. *	HEALP	6,594	504,836
Patterson-UTI Energy, Inc.	OILGA	16,014	305,387
Perrigo Co.	PHARM	7,065	145,186
Petsmart, Inc.	RETAL	14,130	401,151
Plains Exploration & Production Co. *	OILGA	7,536	179,809
Plantronics, Inc.	TELEC	4,710	203,661
Protein Design Labs, Inc. *	BIOTE	8,949	175,221
Rayonier, Inc.	FORPP	4,710	213,080
Reader’s Digest Association, Inc.	MEDIA	9,420	137,438
Regis Corp.	RETAL	4,239	170,493
Renal Care Group, Inc. *	HEALS	6,594	212,525
Rent-A-Center, Inc. *	COMSV	8,007	207,061
Retek, Inc. *	SOFTW	5,652	25,773
Reynolds & Reynolds Co.	COMPU	6,594	162,674
Rollins, Inc.	COMSV	4,239	102,965
Ross Stores, Inc.	RETAL	14,601	342,247
RSA Security, Inc. *	INTER	6,123	118,174
Ruby Tuesday, Inc.	RETAL	6,594	183,775
Sandisk Corp. *	COMPU	15,543	452,612
SEI Investments Co.	SOFTW	9,891	333,129
Semtech Corp. *	SEMIC	7,536	144,465
Sepracor, Inc. *	PHARM	8,478	413,557
Silicon Laboratories, Inc. *	SEMIC	5,181	171,439
Silicon Valley Bancshares *	BANKS	3,297	122,549
Smith International, Inc. *	OILGS	10,362	629,284
Sotheby’s Holdings, Inc. - Class A *	COMSV	6,123	96,254
Stericycle, Inc. *	ENVIR	4,239	194,570
Synopsys, Inc. *	COMPU	15,072	238,590
TCF Financial Corp.	BANKS	14,130	427,998
The Scotts Co. - Class A *	HOUPW	3,297	211,503
Thor Industries, Inc.	HOMEB	5,652	149,608
Timberland Co. - Class A *	APPAR	3,297	187,270
Titan Corp. *	AEROD	8,007	111,858
Tootsie Roll Industries, Inc.	FOOD	5,181	151,389
Transaction Systems Architect, Inc. *	SOFTW	3,768	70,028
Tupperware Corp.	HOUPW	5,652	95,971
United Dominion Realty Trust, Inc.REIT	REITS	12,246	242,838
Urban Outfitters, Inc. *	RETAL	8,007	275,441
Valassis Communications, Inc. *	COMSV	5,181	153,254
Valeant Pharmaceuticals International	PHARM	8,007	193,129
Valspar Corp.	CHEME	5,181	241,849
Varian Medical Systems, Inc. *	HEALP	13,188	455,909
Varian, Inc. *	ELETR	3,297	124,857
Vertex Pharmaceuticals, Inc. *	BIOTE	7,536	79,128
VISX, Inc. *	HEALP	4,710	97,026
Waddell & Reed Financial, Inc.	DIVFS	8,007	176,154
Washington Post Co. - Class B	MEDIA	942	866,640
Westamerica Bancorporation	BANKS	3,297	180,972
Western Gas Resources, Inc.	PIPEL	7,536	215,454
Westwood One, Inc. *	MEDIA	9,420	186,233

See accompanying notes to the financial statements.

Whole Foods Market, Inc.	FOOD	6,123	525,292
Williams Sonoma, Inc. *	RETAL	11,304	424,466
Wilmington Trust Corp.	BANKS	6,594	238,769
Wind River Systems, Inc. *	SOFTW	8,007	97,685
XTO Energy, Inc.	OILGA	24,963	810,798
Zebra Technologies Corp. *	MACDV	7,065	431,036

TOTAL COMMON STOCKS (Cost $40,157,102)			46,228,344

	Principal Amount
Repurchase Agreements (0.4%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $179,007 (Collateralized by $183,000 Federal National Mortgage Association, 1.70%, 10/1/2004, market value $182,991)	$179,000	179,000

TOTAL REPURCHASE AGREEMENTS (Cost $179,000)		179,000

TOTAL INVESTMENT SECURITIES (Cost $40,336,102) - 100.0%		46,407,344
Net other assets (liabilities) – NM		(4,267)

NET ASSETS – 100.0%		$46,403,077

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2004 (Underlying face amount at value $118,700)	2	$1,592

*	Non-income producing security

REIT	Real Estate Investment Trust

NM	Not meaningful, amount is less than 0.05%.

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.7%
AEROD	Aerospace/Defense	0.7%
AIRLI	Airlines	0.6%
APPAR	Apparel	0.4%
BANKS	Banks	6.4%
BIOTE	Biotechnology	1.0%
CHEME	Chemicals	2.3%
COMPU	Computers	5.7%
COMSV	Commercial Services	5.6%
DISTW	Distribution/Wholesale	1.9%
DIVFS	Diversified Financial Services	2.1%
ELECE	Electrical Components & Equipment	1.8%
ELECT	Electric	0.5%
ELETR	Electronics	0.8%
ENGCO	Engineering & Construction	0.5%
ENTER	Entertainment	1.4%
ENVIR	Environmental Control	0.4%
FOOD	Food	2.2%
FORPP	Forest Products & Paper	0.5%
HEALP	Healthcare-Products	6.6%

See accompanying notes to the financial statements.

HEALS	Healthcare-Services	3.1%
HOMEB	Home Builders	0.3%
HOMEF	Home Furnishings	1.5%
HOUPW	Household Products/Wares	1.3%
INSUR	Insurance	1.3%
INTER	Internet	1.5%
LODGE	Lodging	1.5%
MACDV	Machinery-Diversified	1.6%
MEDIA	Media	3.0%
MISMA	Miscellaneous Manufacturing	1.3%
OFFFU	Office Furnishings	0.9%
OILGA	Oil & Gas	4.5%
OILGS	Oil & Gas Services	2.4%
PACCO	Packaging & Containers	0.5%
PHARM	Pharmaceuticals	5.0%
PIPEL	Pipelines	1.2%
REITS	Real Estate Investment Trust	0.5%
RETAL	Retail	12.2%
SAVLO	Savings & Loans	1.3%
SEMIC	Semiconductors	4.6%
SOFTW	Software	4.0%
TELEC	Telecommunications	1.0%
TRANS	Transportation	2.6%
WATER	Water	0.4%
	Other**	0.4%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Small-Cap Value

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.2%)
4Kids Enetertainment, Inc. *	MEDIA	6,088	$122,978
A.M. Castle & Co. *	METFH	6,849	69,517
AAR Corp. *	AEROD	14,459	180,015
ABM Industries, Inc.	COMSV	22,069	444,689
Actel Corp. *	SEMIC	11,415	173,508
Action Performance Companies, Inc.	TOYGH	8,371	84,798
Adaptec, Inc. *	TELEC	48,704	370,150
Advanced Marketing Services, Inc.	DISTW	8,371	90,323
Aeroflex, Inc. *	TELEC	32,723	345,882
Agilysys, Inc.	COMPU	14,459	249,996
Albany International Corp. - Class A	MACDV	14,459	431,022
ALLETE, Inc.	ELECT	12,937	420,452
Alliance Semiconductor Corp. *	SEMIC	15,981	55,294
Alpharma, Inc.	PHARM	23,591	431,479
American Italian Pasta Co.	FOOD	8,371	218,902
American States Water Co.	WATER	6,849	170,540
AMERIGROUP Corp. *	HEALS	10,654	599,288
Analogic Corp.	ELETR	6,088	253,809
Anchor BanCorp Wisconsin, Inc.	SAVLO	9,893	256,229
Angelica Corp.	TEXTI	3,805	94,668
Anixter International, Inc.	TELEC	15,981	560,772
Apogee Enterprises, Inc.	BUILD	12,176	157,436
Applica, Inc. *	HOMEF	10,654	43,042
Applied Industrial Technologies, Inc.	MACDV	8,371	299,180
AptarGroup, Inc.	MISMA	15,981	702,684
Arch Chemicals, Inc.	CHEME	10,654	304,172
Arkansas Best Corp.	TRANS	11,415	418,017
ArQule, Inc. *	BIOTE	12,937	59,769
Ashworth, Inc. *	APPAR	6,088	49,922
Astec Industries, Inc. *	MECCM	9,132	174,604
Atmos Energy Corp.	GAS	27,396	690,105
Atwood Oceanics, Inc. *	OILGA	6,088	289,424
Audiovox Corp. - Class A *	TELEC	9,893	166,598
Avista Corp.	ELECT	21,308	385,675
Aztar Corp. *	LODGE	15,220	403,330
Bankatlantic Bancorp, Inc. - Class A	SAVLO	25,874	474,012
BankUnited Financial Corp. - Class A *	SAVLO	13,698	399,297
Barnes Group, Inc.	MISMA	9,893	271,761
Bassett Furniture Industries, Inc.	HOMEF	5,327	100,574
Belden, Inc.	ELECE	20,547	447,925
Bell Microproducts, Inc. *	DISTW	12,176	94,486
Benchmark Electronics, Inc. *	ELETR	18,264	544,267
Black Box Corp.	TELEC	7,610	281,190
Boston Communications Group, Inc. *	TELEC	8,371	73,414
Boston Private Financial Holdings, Inc.	BANKS	12,176	303,913
Bowne & Co., Inc.	COMSV	15,220	197,708
Brookline Bancorp, Inc.	SAVLO	25,874	405,446
Brooktrout, Inc. - Class B *	COMPU	6,088	55,157
Brown Shoe Company, Inc.	RETAL	8,371	209,777
Brush Engineered Materials, Inc. *	MINIG	7,610	157,603
Buckeye Technologies, Inc. *	FORPP	16,742	186,673
Building Materials Holding Corp.	DISTW	6,088	167,542

See accompanying notes to the financial statements.

Burlington Coat Factory Wharehouse Corp.	RETAL	19,786	420,057
C&D Technologies, Inc.	ELECE	11,415	217,113
C-COR.net Corp. *	TELEC	19,025	160,761
CACI International, Inc. - Class A *	COMPU	12,937	682,816
Cambrex Corp.	BIOTE	11,415	250,559
Capital AutomotiveREIT	REITS	15,981	499,725
Captaris, Inc. *	SOFTW	14,459	61,595
Caraustar Industries, Inc. *	FORPP	12,937	216,953
Carpenter Technology Corp.	IRONS	9,893	472,292
Cascade Natural Gas Corp.	GAS	5,327	113,092
Casey’s General Stores, Inc.	RETAL	22,069	410,263
Cash America International, Inc.	RETAL	12,937	316,439
Cato Corp. - Class A	RETAL	9,132	203,187
CDI Corp.	COMSV	8,371	171,606
Central Parking Corp.	COMSV	15,981	211,269
Central Vermont Public Service Corp.	ELECT	5,327	107,126
CH Energy Group, Inc.	ELECT	6,849	313,684
Checkpoint Systems, Inc. *	ELETR	16,742	260,673
Chemed Corp.	COMSV	5,327	296,927
Chesapeake Corp.	PACCO	8,371	201,071
Chittenden Corp.	BANKS	20,547	559,906
Ciber, Inc. *	COMPU	26,635	200,295
Cimarex Energy Co. *	OILGA	18,264	638,143
CLECO Corp.	ELECT	21,308	367,350
Cleveland-Cliffs, Inc. *	IRONS	4,566	369,252
Coachmen Industries, Inc.	HOMEB	6,849	108,077
Coherent, Inc. *	ELETR	13,698	355,326
Cohu, Inc.	SEMIC	9,893	146,219
Colonial Properties TrustREIT	REITS	12,176	489,719
Commercial Federal Corp.	SAVLO	18,264	492,763
Commercial Metals Co.	METFH	12,937	513,858
Commercial NET Lease RealtyREIT	REITS	22,830	415,963
Commonwealth Industries, Inc. *	MINIG	6,849	63,970
Community Bank System, Inc.	BANKS	13,698	344,231
CONMED Corp. *	HEALP	12,937	340,243
Consolidated Graphics, Inc. *	COMSV	6,088	255,087
Corn Products International, Inc.	FOOD	15,981	736,724
Cross Country Healthcare, Inc. *	COMSV	14,459	224,115
Cryolife, Inc. *	BIOTE	10,654	77,348
CTS Corp.	ELETR	15,981	201,361
Cubic Corp.	ELETR	12,176	278,830
Curative Health Services, Inc. *	PHARM	6,088	41,825
Curtiss-Wright Corp.	AEROD	9,132	522,623
Datascope Corp.	HEALP	6,849	255,468
Delphi Financial Group, Inc. - Class A	INSUR	13,698	550,249
Department 56, Inc. *	TOYGH	6,088	99,234
Digi International, Inc. *	SOFTW	9,893	113,077
Digital Insight Corp. *	INTER	15,220	207,449
DIMON, Inc.	AGRIC	19,786	116,540
Downey Financial Corp.	SAVLO	12,176	669,192
Dress Barn, Inc. *	RETAL	12,937	225,751
Drill-Quip, Inc. *	OILGS	7,610	169,703
DRS Technologies, Inc. *	AEROD	11,415	427,378
DuPont Photomasks, Inc. *	SEMIC	8,371	142,642
EDO Corp.	AEROD	9,132	253,413
eFunds Corp. *	SOFTW	21,308	396,117
El Paso Electric Co. *	ELECT	21,308	342,420
Electro Scientific Industries, Inc. *	ELETR	12,176	211,254
EMCOR Group, Inc. *	ENGCO	6,849	257,659
Energen Corp.	GAS	15,981	823,822
Enesco Group, Inc. *	HOUSE	6,088	41,703
Entertainment Properties TrustREIT	REITS	10,654	402,721

See accompanying notes to the financial statements.

EPIQ Systems, Inc. *	SOFTW	7,610	118,564
ESS Technology, Inc. *	SEMIC	17,503	119,896
Esterline Technologies Corp. *	AEROD	9,132	279,348
Exar Corp. *	SEMIC	18,264	258,618
Fedders Corp.	HOMEF	13,698	56,025
Financial Federal Corp. *	DIVFS	7,610	285,223
First Republic Bank	BANKS	6,849	315,054
FirstFed Financial Corp. *	SAVLO	7,610	371,977
Flagstar Bancorp, Inc.	SAVLO	27,396	582,987
Flowers Foods, Inc.	FOOD	19,786	511,468
FLYi, Inc. *	AIRLI	19,786	77,363
Frontier Airlines, Inc. *	AIRLI	15,981	122,734
Fuller (H.B.) Co.	CHEME	12,937	354,474
G & K Services, Inc.	TEXTI	9,132	362,906
Gables Residential TrustREIT	REITS	12,937	441,799
Gardner Denver, Inc. *	MACDV	9,132	251,769
GenCorp, Inc.	AEROD	19,786	268,100
General Communication, Inc. - Class A *	TELEC	25,113	227,273
Gentiva Health Services, Inc. *	HEALS	10,654	174,406
Gerber Scientific, Inc. *	MACDV	9,893	65,195
Glenborough Realty Trust, Inc.REIT	REITS	14,459	300,313
Goody’s Family Clothing, Inc.	RETAL	14,459	121,745
Great Atlantic & Pacific Tea Co. *	FOOD	17,503	106,768
Green Mountain Power Corp.	ELECT	2,283	59,472
Group 1 Automotive, Inc. *	RETAL	9,893	269,881
Gymboree Corp. *	APPAR	13,698	197,251
Haggar Corp.	APPAR	3,044	52,174
Hain Celestial Group, Inc. *	FOOD	15,981	282,544
Hancock Fabrics, Inc.	RETAL	8,371	100,285
Haverty Furniture Companies, Inc.	RETAL	9,893	173,523
Hooper Holmes, Inc.	COMSV	28,918	129,553
Hughes Supply, Inc.	DISTW	27,396	823,798
Hutchinson Technology, Inc. *	COMPU	11,415	305,123
IHOP Corp.	RETAL	9,893	378,012
IMCO Recycling, Inc. *	ENVIR	6,849	78,079
Information Holdings, Inc. *	MEDIA	9,132	248,664
Insight Enterprises, Inc. *	RETAL	21,308	358,827
Insituform Technologies, Inc. - Class A *	ENGCO	12,176	227,326
Insurance Auto Auctions, Inc. *	COMSV	5,327	91,358
Interface, Inc. *	OFFFU	22,830	183,097
Internet Security Systems, Inc. *	INTER	21,308	362,236
Invacare Corp.	HEALP	13,698	630,108
Investment Technology Group, Inc. *	DIVFS	19,786	302,726
Ionics, Inc. *	ENVIR	9,893	267,111
Irwin Financial Corp.	BANKS	12,937	334,033
J & J Snack Foods Corp. *	FOOD	3,805	163,158
Jack in the Box, Inc. *	RETAL	15,981	507,076
JAKKS Pacific, Inc. *	TOYGH	11,415	262,546
JDA Software Group, Inc. *	SOFTW	12,937	139,978
JLG Industries, Inc.	MECCM	19,786	332,405
Jo-Ann Stores, Inc. *	RETAL	9,893	277,400
K2, Inc. *	LEISU	20,547	294,028
Kaman Corp. - Class A	AEROD	9,893	118,122
Kansas City Southern Industries, Inc. *	TRANS	28,157	427,142
Kellwood Co.	APPAR	12,176	443,815
Kilroy Realty Corp.REIT	MINIG	12,937	491,994
Kirby Corp. *	TRANS	10,654	427,758
La-Z-Boy, Inc.	HOMEF	22,830	346,559
Laclede Group, Inc.	GAS	9,132	266,928
LandAmerica Financial Group, Inc.	INSUR	8,371	380,881
Landry’s Restaurants, Inc.	RETAL	12,176	332,283
Lawson Products, Inc.	METFH	4,566	187,069

See accompanying notes to the financial statements.

Lennox International, Inc.	BUILD	25,874	386,558
Lexington Corporate Properties TrustREIT	REITS	21,308	462,597
Libbey, Inc.	HOUSE	6,088	113,846
Linens ’n Things, Inc. *	RETAL	19,786	458,442
Lone Star Steakhouse & Saloon, Inc.	RETAL	9,132	235,880
Lone Star Technologies, Inc. *	OILGS	12,937	489,018
Longs Drug Stores Corp.	RETAL	16,742	405,156
Lydall, Inc. *	MISMA	6,849	63,696
M.D.C. Holdings, Inc.	HOMEB	14,459	1,056,954
MAF Bancorp, Inc.	SAVLO	14,459	623,616
MagneTek, Inc. *	ELECE	12,937	96,639
ManTech International Corp. - Class A *	SOFTW	14,459	270,672
Marcus Corp.	LODGE	12,937	251,883
Material Sciences Corp. *	IRONS	6,088	82,127
Maximus, Inc. *	COMSV	9,893	285,017
Meade Instruments Corp. *	ELETR	9,132	28,401
Meritage Corp. *	HOMEB	6,088	478,517
Mesa Air Group, Inc. *	AIRLI	14,459	73,741
Methode Electronics, Inc. - Class A	ELETR	15,981	204,397
Mobile Mini, Inc. *	STORW	6,088	150,982
Moog, Inc. - Class A *	AEROD	11,415	414,365
Movie Gallery, Inc.	RETAL	15,220	266,807
Mueller Industries, Inc.	METFH	15,220	653,699
Myers Industries, Inc.	MISMA	13,698	149,993
Nash Finch Co.	FOOD	5,327	167,534
National Presto Industries, Inc.	HOUSE	3,044	127,299
Nautilus Group, Inc.	LEISU	14,459	326,628
NCO Group, Inc. *	COMSV	13,698	369,160
Network Equipment Technologies, Inc.*	TELEC	10,654	70,423
New Jersey Resources Corp.	GAS	12,176	504,086
Northwest Natural Gas Co.	GAS	12,176	386,344
NUI Corp.	GAS	6,849	91,366
NYFIX, Inc. *	COMPU	14,459	87,911
O’Charley’s, Inc. *	RETAL	9,132	148,852
Oceaneering International, Inc. *	OILGS	11,415	420,529
Offshore Logistics, Inc. *	TRANS	9,893	340,517
OM Group, Inc. *	CHEME	12,937	472,976
On Assignment, Inc. *	COMSV	11,415	50,683
Orthodontic Centers of America, Inc. *	HEALS	22,069	104,607
Osteotech, Inc. *	HEALP	7,610	29,983
Owens & Minor, Inc.	DISTW	17,503	444,576
PAREXEL International Corp. *	COMSV	11,415	223,734
Park Electrochemical Corp.	ELETR	9,132	193,598
Paxar Corp. *	ELETR	17,503	396,968
PC-Tel, Inc. *	INTER	9,132	75,430
Pegasus Systems, Inc. *	LEISU	10,654	126,996
Penford Corp.	CHEME	3,805	66,245
Pep Boys-Manny, Moe & Jack	RETAL	26,635	372,890
Performance Food Group Co. *	FOOD	20,547	486,964
Pericom Semiconductor Corp. *	SEMIC	11,415	110,269
Philadelphia Consolidated Holding Corp. *	INSUR	9,893	545,302
Phillips-Van Heusen Corp.	APPAR	13,698	305,191
Phoenix Technologies, Ltd. *	SOFTW	10,654	53,163
Photronics, Inc. *	SEMIC	14,459	240,309
Piedmont Natural Gas Company, Inc.	GAS	16,742	735,643
Pinnacle Entertainment, Inc. *	ENTER	15,981	220,538
Pinnacle Systems, Inc. *	SOFTW	30,440	126,935
Piper Jaffray *	DIVFS	9,132	361,535
Planar Systems, Inc. *	ELETR	6,849	76,777
PolyOne Corp. *	CHEME	41,094	309,027
Pope & Talbot, Inc.	FORPP	6,849	120,542
Presidential Life Corp.	INSUR	12,937	222,258

See accompanying notes to the financial statements.

PRG-Schultz International, Inc. *	COMSV	27,396	157,253
Prime Hospitality Corp. *	LODGE	19,786	240,796
ProAssurance Corp. *	INSUR	12,937	453,054
Provident Bankshares Corp.	BANKS	14,459	485,099
Province Healthcare Co. *	HEALS	22,069	461,683
QRS Corp. *	INTER	6,849	47,395
Quaker Chemical Corp.	CHEME	4,566	110,269
Quanex Corp.	METFH	7,610	390,241
Radiant Systems, Inc. *	COMPU	11,415	45,888
RadiSys Corp. *	COMPU	8,371	116,775
Ralcorp Holdings, Inc. *	FOOD	12,937	467,026
Regal-Beloit Corp.	HANMT	10,654	257,720
RehabCare Group, Inc. *	HEALS	6,849	157,732
Reliance Steel & Aluminum Co.	IRONS	14,459	574,022
Remington Oil & Gas Corp. *	OILGA	12,176	319,620
Republic Bancorp, Inc.	BANKS	28,157	433,618
Riggs National Corp.	BANKS	12,937	287,201
RLI Corp.	INSUR	11,415	428,633
Robbins & Myers, Inc.	MACDV	6,088	133,936
Rock-Tenn Co.	FORPP	15,981	251,541
Roxio, Inc. *	SOFTW	15,220	78,231
RTI International Metals, Inc. *	MINIG	9,132	176,887
Rudolph Technologies, Inc. *	SEMIC	7,610	127,391
Russ Berrie & Company, Inc.	HOUPW	9,132	184,009
Russell Corp.	APPAR	14,459	243,490
RYAN’S Restaurant Group, Inc. *	RETAL	19,025	282,331
Ryerson Tull, Inc.	IRONS	11,415	195,996
Savient Pharmaceuticals, Inc. *	BIOTE	26,635	61,261
School Specialty, Inc. *	RETAL	9,893	389,883
Schulman (A.), Inc.	CHEME	13,698	301,904
Schweitzer-Mauduit International, Inc.	FORPP	6,849	221,908
SCM Microsystems, Inc. *	COMPU	6,849	18,766
SCPIE Holdings, Inc.	INSUR	4,566	40,957
SEACOR SMIT, Inc. *	OILGS	8,371	391,344
Selective Insurance Group, Inc.	INSUR	12,176	452,947
Shaw Group, Inc. *	ENGCO	28,157	337,884
Shopko Stores, Inc. *	RETAL	12,937	225,233
Shurgard Storage Centers, Inc. - Class AREIT	REITS	20,547	797,223
Skyline Corp.	HOMEB	3,805	152,390
SkyWest, Inc.	AIRLI	25,874	389,404
Skyworks Solutions, Inc. *	SEMIC	66,207	628,966
Smith (A.O.) Corp.	MISMA	12,937	315,016
Sola International, Inc. *	HEALP	14,459	275,444
Sourcecorp *	COMSV	6,849	151,637
South Financial Group, Inc.	BANKS	31,201	879,869
Southern Union Co. *	GAS	36,527	748,804
Southwest Gas Corp.	GAS	15,220	364,519
Sovran Self Storage, Inc.	REITS	6,849	268,344
Spherion Corp. *	COMSV	26,635	208,286
Spinnaker Exploration Co. *	OILGA	15,220	533,309
SPSS, Inc. *	SOFTW	7,610	101,441
Standard Microsystems Corp. *	SEMIC	8,371	146,576
Standard Motor Products, Inc.	AUTPE	9,132	137,984
Standard Pacific Corp.	HOMEB	15,220	857,951
Standard Register Co.	HOUPW	12,937	135,839
Standex International Corp.	MISMA	5,327	130,512
Steel Dynamics, Inc.	IRONS	22,069	852,305
Steel Technologies, Inc.	IRONS	5,327	136,462
Sterling Bancshares, Inc.	BANKS	19,786	266,122
Sterling Financial Corp. - Spokane *	SAVLO	9,893	348,629
Stewart & Stevenson Services, Inc.	MACDV	12,937	228,597
Stewart Information Services Corp.	INSUR	8,371	329,817

See accompanying notes to the financial statements.

Stone Energy Corp. *	OILGA	12,176	532,822
Stride Rite Corp.	APPAR	17,503	179,406
Sunrise Assisted Living, Inc. *	HEALS	9,132	320,716
Supertex, Inc. *	SEMIC	6,088	118,290
Susquehanna Bancshares, Inc.	BANKS	20,547	505,456
Swift Energy Co. *	OILGA	12,176	291,737
SWS Group, Inc.	DIVFS	7,610	122,369
Symmetricom, Inc. *	TELEC	19,786	187,176
TBC Corp. *	RETAL	9,893	221,010
Technitrol, Inc. *	ELETR	18,264	356,148
Texas Industries, Inc.	BUILD	9,132	469,749
The Men’s Wearhouse, Inc. *	RETAL	15,981	464,248
Theragenics Corp. *	PHARM	13,698	49,998
Thomas Industries, Inc.	MACDV	7,610	238,954
THQ, Inc. *	SOFTW	17,503	340,608
Three-Five Systems, Inc. *	SEMIC	9,132	25,022
Timken Co.	METFH	39,572	974,262
Tollgrade Communications, Inc. *	TELEC	6,088	53,514
Too, Inc. *	RETAL	15,220	275,025
Tower Automotive, Inc. *	AUTPE	25,874	54,077
Tredegar Corp.	MISMA	16,742	304,704
Triumph Group, Inc. *	AEROD	6,849	231,702
UGI Corp.	GAS	22,830	850,647
UICI	INSUR	20,547	672,708
UIL Holdings Corp.	ELECT	6,088	299,469
Ultratech Stepper, Inc. *	SEMIC	10,654	166,948
Umpqua Holdings Corp.	BANKS	19,025	429,204
Unisource Energy Corp.	ELECT	15,220	370,607
United Bankshares, Inc.	BANKS	19,025	659,216
United Stationers, Inc. *	DISTW	15,220	660,548
Universal Forest Products, Inc.	BUILD	7,610	260,262
URS Corp. *	ENGCO	19,025	507,587
USF Corp.	TRANS	12,176	436,997
Valmont Industries, Inc.	METFH	10,654	222,349
Veritas DGC, Inc. *	OILGS	15,220	346,712
Verity, Inc. *	INTER	16,742	215,637
Viad Corp.	COMSV	9,893	234,761
Viasys Healthcare, Inc. *	HEALP	13,698	229,168
Vital Signs, Inc.	HEALP	5,327	170,357
Volt Information Sciences, Inc. *	COMSV	6,849	197,046
W-H Energy Services, Inc. *	OILGS	12,176	252,652
Waste Connections, Inc. *	ENVIR	21,308	675,037
Watsco, Inc.	DISTW	12,176	365,645
Watts Industries, Inc. - Class A	ELETR	14,459	388,224
Wausau-Mosinee Paper Corp.	FORPP	22,830	380,120
Waypoint Financial Corp.	SAVLO	14,459	398,635
Wellman, Inc.	CHEME	14,459	122,612
Whitney Holding Corp.	BANKS	18,264	767,089
Wolverine Tube, Inc. *	METFH	6,849	79,106
Woodward Governor Co.	ELETR	5,327	359,519
World Acceptance Corp. *	DIVFS	8,371	194,626
Yellow Roadway Corp. *	TRANS	21,308	999,132
Zale Corp. *	RETAL	22,830	641,522
Zenith National Insurance Corp.	INSUR	8,371	354,177

TOTAL COMMON STOCKS (Cost $90,908,597)			105,581,043

See accompanying notes to the financial statements.

	Principal Amount
Repurchase Agreements (0.1%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $56,003 (Collateralized by $58,000 Federal National Mortgage Association, 1.70%, 6/2/06, market value $57,997)	$56,000	56,000

TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000

TOTAL INVESTMENT SECURITIES (Cost $90,964,597) - 100.3%		105,637,043
Net other assets (liabilities) – (0.3)%		(307,051)

NET ASSETS – 100.0%		$105,329,992

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $114,440)	2	$2,702

*	Non-income producing security

REIT	Real Estate Investment Trust

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
AEROD	Aerospace/Defense	2.6%
AGRIC	Agriculture	0.1%
AIRLI	Airlines	0.6%
APPAR	Apparel	1.4%
AUTPE	Auto Parts & Equipment	0.2%
BANKS	Banks	6.2%
BIOTE	Biotechnology	0.4%
BUILD	Building Materials	1.2%
CHEME	Chemicals	1.9%
COMPU	Computers	1.7%
COMSV	Commercial Services	3.7%
DISTW	Distribution/Wholesale	2.5%
DIVFS	Diversified Financial Services	1.2%
ELECE	Electrical Components & Equipment	0.7%
ELECT	Electric	2.5%
ELETR	Electronics	3.9%
ENGCO	Engineering & Construction	1.3%
ENTER	Entertainment	0.2%
ENVIR	Environmental Control	1.0%
FOOD	Food	3.0%
FORPP	Forest Products & Paper	1.3%
GAS	Gas	5.3%
HANMT	Hand/Machine Tools	0.2%
HEALP	Healthcare-Products	1.8%
HEALS	Healthcare-Services	1.7%
HOMEB	Home Builders	2.5%
HOMEF	Home Furnishings	0.5%
HOUPW	Household Products/Wares	0.3%
HOUSE	Housewares	0.3%
INSUR	Insurance	4.2%
INTER	Internet	0.9%
IRONS	Iron/Steel	2.5%
LEISU	Leisure Time	0.7%
LODGE	Lodging	0.9%
MACDV	Machinery-Diversified	1.6%

See accompanying notes to the financial statements.

MECCM	Machinery-Construction & Mining	0.5%
MEDIA	Media	0.4%
METFH	Metal Fabricate/Hardware	2.9%
MINIG	Mining	0.8%
MISMA	Miscellaneous Manufacturing	1.8%
OFFFU	Office Furnishings	0.2%
OILGA	Oil & Gas	2.5%
OILGS	Oil & Gas Services	2.0%
PACCO	Packaging & Containers	0.2%
PHARM	Pharmaceuticals	0.5%
REITS	Real Estate Investment Trust	3.9%
RETAL	Retail	8.3%
SAVLO	Savings & Loans	4.8%
SEMIC	Semiconductors	2.3%
SOFTW	Software	1.7%
STORW	Storage/Warehousing	0.1%
TELEC	Telecommunications	2.4%
TEXTI	Textiles	0.4%
TOYGH	Toys/Games/Hobbies	0.4%
TRANS	Transportation	2.9%
WATER	Water	0.2%
	Other **	(0.2)%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

Profund VP Small-Cap Growth

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.0%)
Aaron Rents, Inc.	COMSV	33,033	$718,798
Accredo Health, Inc. *	PHARM	33,033	778,588
Acuity Brands, Inc.	MISMA	28,314	673,024
Administaff, Inc. *	COMSV	18,876	220,849
Advanced Energy Industries, Inc. *	ELECE	22,022	204,584
Advanced Medical Optics, Inc. *	HEALP	23,595	933,654
ADVO, Inc.	ADVER	20,449	632,692
AMCOL International Corp.	MINIG	20,449	390,985
American Healthways, Inc. *	HEALS	22,022	641,060
American Medical Systems Holdings, Inc.	HEALP	22,022	798,738
AmSurg Corp. *	HEALS	20,449	433,110
ANSYS, Inc. *	SOFTW	11,011	547,577
Applied Signal Technology, Inc.	TELEC	7,865	251,601
Arbitron, Inc. *	COMSV	20,449	748,638
Arctic Cat, Inc.	LEISU	14,157	367,374
Argosy Gaming Co. *	ENTER	20,449	801,601
Armor Holdings, Inc. *	AEROD	22,022	916,335
Artesyn Technologies, Inc. *	ELECE	26,741	266,875
ArthroCare Corp. *	HEALP	14,157	414,659
ATMI, Inc. *	SEMIC	22,022	451,011
Avid Technology, Inc. *	SOFTW	22,022	1,032,171
Axcelis Technologies, Inc. *	SEMIC	67,639	560,051
Baldor Electric Co.	HANMT	22,022	521,041
Bally Total Fitness Holding Corp. *	LEISU	23,595	85,886
BEI Technologies, Inc.	ELETR	9,438	258,601
Bel Fuse, Inc. - Class B	ELETR	7,865	260,174
Biolase Technology, Inc.	HEALP	17,303	141,192
Biosite Diagnostics, Inc. *	HEALP	11,011	539,099
Bradley Pharmaceuticals, Inc. *	PHARM	11,011	224,074
Brady Corp. - Class A	ELETR	15,730	767,152
Briggs & Stratton Corp.	MACDV	15,730	1,277,276
Brooks Automation, Inc. *	SEMIC	29,887	422,901
Cabot Oil & Gas Corp.	OILGA	22,022	988,788
Cal Dive International, Inc. *	OILGS	26,741	952,513
CARBO Ceramics, Inc.	OILGS	11,011	794,334
Carreker Corp. *	COMPU	17,303	131,676
Catapult Communications Corp. *	COMPU	9,438	177,812
CEC Entertainment, Inc. *	RETAL	25,168	924,924
Centene Corp. *	HEALS	14,157	602,805
Century Aluminum Co. *	MINIG	20,449	567,051
Cerner Corp. *	SOFTW	23,595	1,020,720
Champion Enterprises, Inc. *	HOMEB	47,190	485,585
Christopher & Banks Corp.	RETAL	25,168	402,940
Clarcor, Inc.	MISMA	17,303	824,834
Cognex Corp.	MACDV	31,460	824,252
Coinstar, Inc. *	COMSV	14,157	329,858
Commonwealth Telephone Enterprises, Inc.*	TELEC	14,157	616,538
Community First Bankshares, Inc.	BANKS	25,168	806,886
Concord Communications, Inc. *	SOFTW	12,584	112,312

See accompanying notes to the financial statements.

Cooper Companies, Inc.	HEALP	22,022	1,509,607
Cost Plus, Inc. *	RETAL	14,157	500,875
CPI Corp.	COMSV	6,292	83,369
Cuno, Inc. *	MISMA	11,011	635,885
Cyberonics, Inc. *	HEALP	15,730	321,836
Cymer, Inc. *	ELETR	25,168	721,315
Daktronics, Inc. *	ELETR	12,584	307,679
Delta & Pine Land Co.	AGRIC	26,741	715,322
Deltic Timber Corp.	FORPP	7,865	312,948
Dendrite International, Inc. *	SOFTW	28,314	456,422
Diagnostic Products Corp.	HEALP	20,449	835,751
Dime Community Bancshares, Inc.	SAVLO	25,168	422,822
Dionex Corp. *	ELETR	14,157	774,388
DJ Orthopedics, Inc. *	HEALP	14,157	249,871
DSP Group, Inc. *	SEMIC	20,449	430,451
East-West Bancorp, Inc.	BANKS	34,606	1,162,416
EGL, Inc. *	TRANS	31,460	951,980
Electronics Boutique Holdings Corp. *	RETAL	15,730	536,393
ElkCorp	BUILD	14,157	392,998
Engineered Support Systems, Inc.	AEROD	17,303	789,709
Enzo Biochem, Inc. *	BIOTE	20,449	306,735
Essex Property Trust, Inc.REIT	REITS	15,730	1,130,201
Ethan Allen Interiors, Inc.	HOMEF	25,168	874,588
FactSet Research Systems, Inc.	COMPU	20,449	985,643
FEI Co. *	ELETR	22,022	435,155
Filenet Corp. *	SOFTW	26,741	466,898
FindWhat.com *	INTER	20,449	383,010
First BanCorp	BANKS	26,741	1,291,589
First Midwest Bancorp, Inc.	BANKS	31,460	1,087,258
Fleetwood Enterprises, Inc. *	HOMEB	36,179	549,197
FLIR Systems, Inc. *	ELETR	23,595	1,380,308
Florida Rock Industries, Inc.	BUILD	29,887	1,464,164
Forward Air Corp. *	TRANS	14,157	566,563
Fossil, Inc. *	HOUPW	48,763	1,508,726
Fred’s, Inc.	RETAL	26,741	480,268
Fremont General Corp.	BANKS	51,909	1,201,693
Frontier Oil Corp.	OILGA	17,303	408,524
Genesco, Inc. *	RETAL	14,157	333,397
Georgia Gulf Corp.	CHEME	22,022	981,961
Global Imaging Systems, Inc. *	OFFBE	15,730	488,888
Global Payments, Inc.	SOFTW	25,168	1,347,745
Gold Banc Corp., Inc.	BANKS	26,741	360,736
Griffon Corp. *	MISMA	20,449	431,474
Guitar Center, Inc. *	RETAL	17,303	749,220
Haemonetics Corp. *	HEALP	17,303	568,231
Harland (John H.) Co.	HOUPW	18,876	591,763
Harmonic, Inc. *	TELEC	48,763	324,274
Headwaters, Inc. *	ENEAS	23,595	728,142
Heartland Express, Inc.	TRANS	51,909	957,721
Heidrick & Struggles International, Inc. *	COMSV	12,584	362,671
Helix Technology Corp.	SEMIC	17,303	235,234
Hibbett Sporting Goods, Inc. *	RETAL	15,730	322,308
Hilb, Rogal, & Hamilton Co.	INSUR	25,168	911,585
Hologic, Inc. *	HEALP	14,157	272,805
Hot Topic, Inc. *	RETAL	31,460	536,078
Hudson United Bancorp	BANKS	29,887	1,101,336
Hydril Co. *	OILGS	15,730	675,604
Hyperion Solutions Corp. *	SOFTW	26,741	908,927

See accompanying notes to the financial statements.

ICU Medical, Inc. *	HEALP	9,438	245,766
IDEX Corp.	MACDV	34,606	1,175,220
IDEXX Laboratories, Inc. *	HEALP	23,595	1,197,210
Imagistics International, Inc. *	OFFBE	11,011	369,970
Immucor, Inc. *	HEALP	20,449	506,113
Input/Output, Inc. *	OILGS	50,336	518,964
Integra LifeSciences Holdings *	BIOTE	18,876	606,109
Inter-Tel, Inc.	SOFTW	17,303	374,091
Intermagnetics General Corp. *	ELECE	15,730	364,150
Intrado, Inc. *	TELEC	11,011	111,321
Invision Technologies, Inc. *	ELETR	12,584	566,154
Itron, Inc. *	ELETR	14,157	247,040
J. Jill Group, Inc. *	RETAL	14,157	281,016
J2 Global Communications, Inc. *	INTER	15,730	496,911
K-Swiss, Inc. - Class A	APPAR	23,595	454,204
Kaydon Corp.	METFH	18,876	543,063
Keithley Instruments, Inc.	ELETR	11,011	192,142
Kensey Nash Corp. *	HEALP	7,865	205,984
Knight Transportation, Inc. *	TRANS	37,752	808,648
Kopin Corp. *	SEMIC	47,190	192,063
Kronos, Inc. *	COMPU	20,449	905,686
Kulicke & Soffa Industries, Inc. *	SEMIC	34,606	195,524
LabOne, Inc. *	HEALS	11,011	321,852
Labor Ready, Inc. *	COMSV	28,314	396,962
Lance, Inc.	FOOD	20,449	330,251
Landstar System, Inc. *	TRANS	20,449	1,199,947
Lindsay Manufacturing Co.	MACDV	7,865	211,018
Littelfuse, Inc. *	ELECE	15,730	543,157
Macdermid, Inc.	CHEME	20,449	592,203
Manhattan Associates, Inc. *	COMPU	20,449	499,365
Manitowoc Co.	MACDV	18,876	669,343
MapInfo Corp. *	SOFTW	14,157	152,896
Massey Energy Co.	COAL	51,909	1,501,727
Maverick Tube Corp. *	OILGS	28,314	872,354
Medicis Pharmaceutical Corp.	PHARM	39,325	1,535,248
MemberWorks, Inc. *	COMSV	7,865	206,378
Mentor Corp.	HEALP	28,314	953,616
Mercury Computer Systems, Inc. *	COMPU	14,157	381,106
Merit Medical Systems, Inc. *	HEALP	17,303	261,448
MGI Pharma, Inc. *	PHARM	47,190	1,259,501
Micros Systems, Inc. *	COMPU	12,584	630,081
Microsemi Corp. *	SEMIC	40,898	576,662
Midas, Inc. *	COMSV	11,011	178,378
Milacron, Inc. *	HANMT	23,595	73,616
Monaco Coach Corp.	HOMEB	20,449	442,721
MRO Software, Inc. *	SOFTW	17,303	173,030
Multimedia Games, Inc. *	LEISU	18,876	292,578
Nature’s Sunshine Products, Inc.	PHARM	9,438	143,174
NBTY, Inc. *	PHARM	45,617	983,503
NDCHealth Corp.	SOFTW	25,168	403,946
Netegrity, Inc. *	INTER	25,168	189,012
New Century Financial Corp.	DIVFS	23,595	1,420,891
Noven Pharmaceuticals, Inc. *	PHARM	15,730	327,813
NVR, Inc. *	HOMEB	4,719	2,600,169
Odyssey Healthcare, Inc. *	HEALS	25,168	446,732
Omnova Solutions, Inc. *	CHEME	26,741	161,248
OshKosh B’Gosh, Inc. - Class A	APPAR	7,865	158,873
Oshkosh Truck Corp.	AUTOM	23,595	1,346,330

See accompanying notes to the financial statements.

Oxford Industries, Inc.	APPAR	11,011	410,160
P.F. Chang’s China Bistro, Inc. *	RETAL	17,303	839,022
Panera Bread Co. *	RETAL	20,449	767,655
Papa John’s International, Inc. *	RETAL	12,584	386,077
Patina Oil & Gas Corp.	OILGA	48,763	1,441,921
Pediatrix Medical Group, Inc. *	HEALS	17,303	949,069
Petroleum Development *	OILGA	11,011	482,502
Pharmaceutical Product Development, Inc. *	COMSV	37,752	1,359,072
Photon Dynamics, Inc. *	ELETR	11,011	223,523
Pioneer Natural Resources Co.	OILGA	12,092	416,941
Polaris Industries, Inc.	LEISU	29,887	1,668,292
PolyMedica Corp.	HEALP	18,876	581,381
Possis Medical, Inc. *	HEALP	12,584	197,065
Power Integrations, Inc. *	SEMIC	20,449	417,773
Priority Healthcare Corp. - Class B *	PHARM	29,887	602,223
PrivateBancorp, Inc.	BANKS	14,157	381,673
Progress Software Corp. *	SOFTW	25,168	500,843
Quiksilver, Inc. *	APPAR	39,325	999,641
RARE Hospitality International, Inc. *	RETAL	23,595	628,807
Rayovac Corp. *	ELECE	23,595	621,727
Regeneron Pharmaceuticals, Inc. *	BIOTE	37,752	327,687
ResMed, Inc. *	HEALP	23,595	1,123,358
Respironics, Inc. *	HEALP	23,595	1,260,916
Rewards Network, Inc. *	COMSV	17,303	115,411
Rogers Corp. *	ELETR	11,011	467,857
Roper Industries, Inc.	MISMA	25,168	1,446,153
Sanderson Farms, Inc.	FOOD	14,157	473,552
SBS Technologies, Inc. *	ELETR	11,011	134,334
ScanSource, Inc. *	DISTW	7,865	501,787
SCP Pool Corp.	DISTW	34,606	925,364
Select Comfort Corp. *	RETAL	25,168	458,058
SERENA Software, Inc. *	SOFTW	29,887	500,010
Shuffle Master, Inc. *	ENTER	15,730	589,246
Sierra Health Services, Inc. *	HEALS	18,876	904,727
Simpson Manufacturing Co., Inc.	BUILD	17,303	1,093,550
Sonic Corp. *	RETAL	40,898	1,048,216
Sonic Solutions *	ELETR	15,730	256,714
Southwest Bancorporation of Texas, Inc.	BANKS	47,190	950,407
Southwestern Energy Co. *	OILGA	25,168	1,056,804
St. Mary Land & Exploration Co.	OILGA	18,876	751,454
StarTek, Inc.	COMSV	9,438	295,976
Stein Mart, Inc. *	RETAL	28,314	430,939
Sturm, Ruger & Co., Inc.	MISMA	18,876	170,073
SurModics, Inc. *	HEALP	12,584	298,870
Sybron Dental Special, Inc. *	HEALP	26,741	793,940
Synaptics, Inc. *	COMPU	17,303	348,828
Take-Two Interactive Software, Inc. *	SOFTW	29,887	981,788
TALX Corp.	COMPU	9,438	217,923
Techne Corp. *	HEALP	28,314	1,081,029
Teledyne Technologies, Inc. *	AEROD	22,022	551,431
TETRA Tech, Inc. *	ENVIR	37,752	478,318
Tetra Technologies, Inc. *	OILGS	15,730	488,417
The Children’s Place Retail Stores, Inc. *	RETAL	18,876	451,325
The Steak n Shake Co. *	RETAL	18,876	322,402
Thomas Nelson, Inc.	MEDIA	9,438	184,513
Toro Co.	HOUSE	17,303	1,181,795
Tractor Supply Co. *	RETAL	26,741	840,737
Triarc Companies, Inc.	RETAL	44,044	505,185

See accompanying notes to the financial statements.

Trimble Navigation, Ltd. *	ELETR	34,606	1,093,550
TrustCo Bank Corp. NY	BANKS	50,336	645,308
UCBH Holdings, Inc.	BANKS	31,460	1,229,142
Unit Corp. *	OILGA	31,460	1,103,617
United Natural Foods, Inc. *	FOOD	26,741	711,311
United Surgical Partners International, Inc. *	HEALS	18,876	648,391
Varian Semiconductor Equip. Assoc., Inc. *	SEMIC	25,168	777,691
Veeco Instruments, Inc. *	SEMIC	20,449	428,816
ViaSat, Inc. *	TELEC	17,303	347,790
Vicor Corp.	ELECE	28,314	286,255
Vintage Petroleum, Inc.	OILGA	44,044	883,963
Wabash National Corp. *	AUTOM	23,595	648,155
Watson Wyatt & Company Holdings	COMSV	22,022	579,179
WD-40 Co.	HOUPW	11,011	314,915
WebEx Communications, Inc. *	INTER	29,887	652,134
Websense, Inc. *	INTER	15,730	655,469
Wilson Greatbatch Technologies, Inc. *	ELECE	14,157	253,269
Winnebago Industries, Inc.	HOMEB	23,595	817,331
Wintrust Financial Corp.	BANKS	14,157	810,913
WMS Industries, Inc. *	LEISU	20,449	525,335
Wolverine World Wide, Inc	APPAR	26,741	673,873
X-Rite, Inc.	ELETR	14,157	206,267

TOTAL COMMON STOCKS (Cost $139,797,531)			152,839,469

TOTAL INVESTMENT SECURITIES (Cost $139,797,531) - 100.0%			152,839,469
Net other assets (liabilities) – NM			43,532

NET ASSETS – 100.0%			$152,883,001

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $114,440)	2	$2,701

*	Non-income producing security

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.4%
AEROD	Aerospace/Defense	1.5%
AGRIC	Agriculture	0.5%
APPAR	Apparel	1.8%
AUTOM	Auto Manufacturers	1.3%
BANKS	Banks	7.2%
BIOTE	Biotechnology	0.8%
BUILD	Building Materials	1.9%
CHEME	Chemicals	1.1%
COAL	Coal	1.0%
COMPU	Computers	2.8%
COMSV	Commercial Services	3.7%
DISTW	Distribution/Wholesale	0.9%
DIVFS	Diversified Financial Services	0.9%
ELECE	Electrical Components & Equipment	1.7%
ELETR	Electronics	5.4%
ENEAS	Energy - Alternate Sources	0.5%
ENTER	Entertainment	0.9%
ENVIR	Environmental Control	0.3%
FOOD	Food	1.0%
FORPP	Forest Products & Paper	0.2%
HANMT	Hand/Machine Tools	0.4%
HEALP	Healthcare-Products	10.0%
HEALS	Healthcare-Services	3.2%
HOMEB	Home Builders	3.2%
HOMEF	Home Furnishings	0.6%

See accompanying notes to the financial statements.

HOUPW	Household Products/Wares	1.6%
HOUSE	Housewares	0.8%
INSUR	Insurance	0.6%
INTER	Internet	1.6%
LEISU	Leisure Time	1.9%
MACDV	Machinery-Diversified	2.7%
MEDIA	Media	0.1%
METFH	Metal Fabricate/Hardware	0.4%
MINIG	Mining	0.6%
MISMA	Miscellaneous Manufacturing	2.7%
OFFBE	Office/Business Equipment	0.6%
OILGA	Oil & Gas	4.9%
OILGS	Oil & Gas Services	2.8%
PHARM	Pharmaceuticals	3.8%
REITS	Real Estate Investment Trust	0.7%
RETAL	Retail	7.7%
SAVLO	Savings & Loans	0.3%
SEMIC	Semiconductors	3.1%
SOFTW	Software	5.9%
TELEC	Telecommunications	1.1%
TRANS	Transportation	2.9%
	Other**	NM

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP Asia 30

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.2%)
Aluminum Corporation of China, Ltd.ADR	MINIG	11,750	$779,730
AU Optronics Corp.ADR	ELETR	37,799	473,243
BHP Billiton, Ltd.ADR	MINIG	84,500	1,753,375
China Mobile (Hong Kong), Ltd. ADR	CELLT	153,500	2,348,550
China Pet. and Chem. Corp. (Sinopec)ADR	OILGA	56,500	2,319,325
China Telecom Corp., Ltd.ADR	TELEC	39,000	1,259,700
China Unicom, Ltd.ADR	TELEC	100,250	781,950
China Yuchai International, Ltd.ADR	AUTPE	31,000	431,830
Chinadotcom Corp. - Class A *	INTER	76,750	382,215
Chunghwa Telecom Company, Ltd.ADR	TELEC	57,500	1,012,575
Dr. Reddy’s Laboratories, Ltd.ADR	PHARM	27,500	443,300
Flextronics International, Ltd. *	ELETR	46,250	612,813
Huaneng Power International, Inc.ADR	ELECT	25,000	809,000
Icici Bank, Ltd.ADR	BANKS	42,500	586,500
Infosys Technologies, Ltd.ADR	SOFTW	20,000	1,132,000
Kookmin BankADR	BANKS	23,000	732,320
KT Corp.ADR	TELEC	43,250	781,528
Nam Tai Electronics, Inc.	ELETR	28,948	618,040
National Australia Bank, Ltd.ADR	BANKS	13,250	1,298,500
Netease.com, Inc.ADR *	INTER	13,000	493,090
PetroChina Company, Ltd.ADR	OILGA	63,500	3,413,759
POSCOADR	IRONS	26,250	993,563
Satyam Computer Services, Ltd.ADR	SOFTW	30,000	693,600
SINA Corp. *	INTER	19,000	484,310
SK Telecom Co., Ltd.ADR	TELEC	46,000	894,700
Sohu.com, Inc. *	INTER	30,750	511,373
Taiwan Semiconductor Manu. Co., Ltd.ADR	SEMIC	197,380	1,409,294
The News Corporation, Ltd.ADR	MEDIA	54,500	1,791,415
Tommy Hilfiger Corp. *	APPAR	34,500	340,515
United Microelectronics Corp.ADR *	SEMIC	203,607	688,192

TOTAL COMMON STOCKS (Cost $23,804,386)			30,270,305

	Principal Amount
Repurchase Agreements (0.1%)
UBS Bank, 1.45%, 10/01/04, dated 9/30/04, with a maturity value of $17,001 (Collateralized by $18,000 Federal National Mortgage Association, 2.03%, 4/8/05, market value $17,807)	$17,000	17,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,000)		17,000

TOTAL INVESTMENT SECURITIES (Cost $23,821,386) - 100.3%		30,287,305
Net other assets (liabilities) – (0.3)%		(91,687)

NET ASSETS – 100.0%		$30,195,618

*	Non-income producing security

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
APPAR	Apparel	1.1%
AUTPE	Auto Parts & Equipment	1.4%
BANKS	Banks	8.7%
CELLT	Cellular Telecommunications	7.8%
ELECT	Electric	2.7%
ELETR	Electronics	5.6%
INTER	Internet	6.2%
IRONS	Iron/Steel	3.3%
MEDIA	Media	5.9%
MINIG	Mining	8.4%
OILGA	Oil & Gas	19.0%
PHARM	Pharmaceuticals	1.5%
SEMIC	Semiconductors	6.9%
SOFTW	Software	6.0%
TELEC	Telecommunications	15.7%
	Other**	(0.2)%

The ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of September 30, 2004:

Australia	16.3%
China	34.6%
Hong Kong	14.8%
India	8.0%
Korea	11.5%
Singapore	2.9%
Taiwan	12.1%
United States**	(0.2)%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Europe 30

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (95.8%)
Alcatel SAADR *	TELEC	190,820	$2,238,319
Alcon, Inc.	HEALP	39,480	3,166,296
ASM Lithography Holding N.V. *	SEMIC	154,630	1,990,088
AstraZeneca PLCADR	PHARM	103,635	4,262,508
Autoliv, Inc.	AUTPE	52,640	2,126,656
Aventis SAADR	PHARM	55,930	4,721,611
BP Amoco PLCADR	OILGS	171,080	9,842,232
DaimlerChrysler AG	AUTOM	83,895	3,474,931
Diageo PLCADR	BEVER	65,800	3,318,294
Elan Corp. PLCADR *	PHARM	111,860	2,617,524
Ericsson (LM) Telephone Co.ADR *	TELEC	139,825	4,368,133
Flamel TechnologiesADR *	PHARM	80,605	1,182,475
GlaxoSmithKline PLCADR	PHARM	156,275	6,833,906
HSBC Holdings PLCADR	BANKS	106,925	8,532,615
Infineon TechnologiesADR *	ELECE	194,110	1,983,804
Koninklijke (Royal) Philips Elect. NVADR	ELETR	126,665	2,901,896
Nokia OYJADR	TELEC	324,065	4,446,172
Novartis AGADR	PHARM	146,405	6,832,721
Rio Tinto PLC	MINIG	32,900	3,574,585
Royal Dutch Petroleum Co.ADR	OILGS	118,440	6,111,504
Ryanair Holdings PLCADR *	AIRLI	69,090	2,017,428
SAP AGADR	SOFTW	101,990	3,972,511
Shell Transport & Trading Co.ADR	OILGS	106,925	4,759,232
Siemens AGADR	MISMA	60,865	4,485,751
STMicroelectronics NVADR	ELETR	129,955	2,245,622
Total Fina SAADR	OILGS	69,090	7,058,925
UBS AG	BANKS	72,380	5,090,485
Unilever NVADR	FOOD	52,640	3,042,592
Vodafone Group PLCADR	TELEC	329,000	7,932,189
Willis Group Holdings, Ltd.	INSUR	64,155	2,399,397

TOTAL COMMON STOCKS (Cost $107,928,781)			127,530,402

	Principal Amount

Repurchase Agreements (5.0%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $6,627,267 (Collateralized by $6,789,000 Federal National Mortgage Association, 1.86%, 12/22/04, market value $6,759,863)	$6,627,000	6,627,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,627,000)		6,627,000

TOTAL INVESTMENT SECURITIES (Cost $114,555,781) - 100.8%		134,157,402
Net other assets (liabilities) – (0.8)%		(1,126,504)

NET ASSETS – 100.0%		$133,030,898

See accompanying notes to the financial statements.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $5,574,000)	20	$(28,852)
E-Mini S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $55,725)	1	435

*	Non-income producing security

ADR	American Depositary Receipt

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
AIRLI	Airlines	1.5%
AUTOM	Auto Manufacturers	2.6%
AUTPE	Auto Parts & Equipment	1.6%
BANKS	Banks	10.2%
BEVER	Beverages	2.5%
ELECE	Electrical Components & Equipment	1.5%
ELETR	Electronics	3.9%
FOOD	Food	2.3%
HEALP	Healthcare-Products	2.4%
INSUR	Insurance	1.8%
MINIG	Mining	2.7%
MISMA	Miscellaneous Manufacturing	3.4%
OILGS	Oil & Gas Services	20.8%
PHARM	Pharmaceuticals	19.8%
SEMIC	Semiconductors	1.5%
SOFTW	Software	3.0%
TELEC	Telecommunications	14.3%
	Other**	4.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of September 30, 2004:

Finland	3.3%
France	11.4%
Germany	10.5%
Ireland	3.5%
Netherlands	10.6%
Sweden	4.9%
Switzerland	13.0%
United Kingdom	38.6%
United States**	4.2%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Japan

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (56.8%)
Farmer Mac,
1.30%, 10/1/04	$3,759,000	$3,759,000
Federal Home Loan Bank,
1.30%, 10/1/04	3,759,000	3,759,000
Federal National Mortgage Association,
1.40%, 10/6/04	3,759,000	3,758,269

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,276,269)		11,276,269

Repurchase Agreements (37.9%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $3,758,151 (Collateralized by $3,834,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $3,833,819)	3,758,000	3,758,000
UMB Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $3,759,151 (Collateralized by $3,814,000 U.S. Treasury Notes, 2.25%, 4/30/06, market value $3,834,780)	3,759,000	3,759,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,517,000)		7,517,000

Options Purchased (2.7%)
	Contracts
Nikkei 225 Futures Call Option expiring December 2004 @ $5,500	20	535,000

TOTAL OPTIONS PURCHASED (Cost $570,090)		535,000

TOTAL INVESTMENT SECURITIES (Cost $19,363,359) - 97.4%		19,328,269
Net other assets (liabilities) – 2.6%		516,316

NET ASSETS - 100.0%		$19,844,585

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring December 2004 (Underlying face amount at value $18,716,250)	345	$(562,178)

See accompanying notes to the financial statements.

ProFund VP UltraBull

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (90.1%)
3M Co.	MISMA	6,336	$506,690
Abbott Laboratories	PHARM	12,672	536,786
ACE, Ltd.	INSUR	2,288	91,657
ADC Telecommunications, Inc. *	TELEC	6,556	11,866
Adobe Systems, Inc.	SOFTW	1,936	95,774
Advanced Micro Devices, Inc. *	SEMIC	2,860	37,180
AES Corp. *	ELECT	5,236	52,308
Aetna, Inc.	HEALS	1,232	123,114
Affiliated Computer Srvcs, Inc. - Class A *	COMPU	1,056	58,788
AFLAC, Inc.	INSUR	4,092	160,447
Agilent Technologies, Inc. *	ELETR	3,960	85,418
Air Products & Chemicals, Inc.	CHEME	1,848	100,494
Alberto-Culver Co. - Class B	COSPC	748	32,523
Albertson’s, Inc.	FOOD	2,992	71,599
Alcoa, Inc.	MINIG	7,040	236,474
Allegheny Energy, Inc. *	ELECT	1,012	16,152
Allegheny Technologies, Inc.	IRONS	792	14,454
Allergan, Inc.	PHARM	1,056	76,613
Allied Waste Industries, Inc. *	ENVIR	2,596	22,975
Allstate Corp.	INSUR	5,632	270,280
Alltel Corp.	TELEC	2,508	137,714
Altera Corp. *	SEMIC	3,036	59,415
Altria Group, Inc.	AGRIC	16,632	782,369
Ambac Financial Group, Inc.	INSUR	880	70,356
Amerada Hess Corp.	OILGA	748	66,572
Ameren Corp.	ELECT	1,584	73,102
American Electric Power, Inc.	ELECT	3,212	102,656
American Express Co.	DIVFS	10,296	529,832
American International Group, Inc.	INSUR	21,120	1,435,949
American Power Conversion Corp.	ELECE	1,628	28,311
American Standard Cos. *	BUILD	1,716	66,770
AmerisourceBergen Corp.	PHARM	924	49,628
Amgen, Inc. *	BIOTE	10,252	581,082
AmSouth Bancorp	BANKS	2,860	69,784
Anadarko Petroleum Corp.	OILGA	2,024	134,313
Analog Devices, Inc.	SEMIC	3,080	119,442
Andrew Corp. *	TELEC	1,320	16,157
Anheuser-Busch Companies, Inc.	BEVER	6,512	325,274
Anthem, Inc. *	HEALS	1,144	99,814
AON Corp.	INSUR	2,552	73,344
Apache Corp.	OILGA	2,640	132,290
Apartment Invst & Mgt Co. - Class AREIT	REITS	748	26,015
Apollo Group, Inc. - Class A *	COMSV	1,584	116,218
Apple Computer, Inc. *	COMPU	3,124	121,055
Applera Corp. - Applied Biosystems Group	ELETR	1,628	30,720
Applied Materials, Inc. *	SEMIC	13,772	227,100
Applied Micro Circuits Corp. *	SEMIC	2,552	7,988
Archer-Daniels-Midland Co.	AGRIC	5,280	89,654
Ashland, Inc.	CHEME	572	32,078
AT&T Corp.	TELEC	6,424	91,992

See accompanying notes to the financial statements.

AT&T Wireless Services, Inc. *	TELEC	22,132	327,111
Autodesk, Inc.	SOFTW	924	44,934
Automatic Data Processing, Inc.	SOFTW	4,752	196,353
AutoNation, Inc. *	RETAL	2,156	36,824
AutoZone, Inc. *	RETAL	660	50,985
Avaya, Inc. *	TELEC	3,652	50,909
Avery Dennison Corp.	HOUPW	880	57,886
Avon Products, Inc.	COSPC	3,828	167,207
Baker Hughes, Inc.	OILGS	2,728	119,268
Ball Corp.	PACCO	924	34,586
Bank of America Corp.	BANKS	33,000	1,429,891
Bank of New York Co., Inc.	BANKS	6,292	183,538
Bard (C.R.), Inc.	HEALP	836	47,343
Bausch & Lomb, Inc.	HEALP	440	29,238
Baxter International, Inc.	HEALP	4,972	159,900
BB&T Corp.	BANKS	4,488	178,129
Bear Stearns Cos., Inc.	DIVFS	836	80,398
Becton, Dickinson & Co.	HEALP	2,024	104,641
Bed Bath & Beyond, Inc. *	RETAL	2,420	89,806
BellSouth Corp.	TELEC	14,828	402,135
Bemis Company, Inc.	PACCO	880	23,390
Best Buy Co., Inc.	RETAL	2,640	143,194
Big Lots, Inc. *	RETAL	924	11,301
Biogen Idec, Inc. *	BIOTE	2,728	166,872
Biomet, Inc.	HEALP	2,068	96,948
BJ Services Co.	OILGS	1,320	69,181
Black & Decker Corp.	HANMT	660	51,110
Block H & R, Inc.	COMSV	1,320	65,234
BMC Software, Inc. *	SOFTW	1,804	28,521
Boeing Co.	AEROD	6,820	352,048
Boise Cascade Corp.	FORPP	704	23,429
Boston Scientific Corp. *	HEALP	6,820	270,959
Bristol-Myers Squibb Co.	PHARM	15,796	373,891
Broadcom Corp. - Class A *	SEMIC	2,596	70,845
Brown-Forman Corp. - Class B	CHEME	968	44,334
Brunswick Corp.	LEISU	792	36,242
Burlington Northern Santa Fe Corp.	TRANS	3,036	116,309
Burlington Resources, Inc.	OILGA	3,212	131,050
Calpine Corp. *	ELECT	3,608	10,463
Campbell Soup Co.	FOOD	3,344	87,914
Capital One Financial Corp.	DIVFS	1,980	146,322
Cardinal Health, Inc.	PHARM	3,476	152,145
Caremark Rx, Inc. *	PHARM	3,784	121,353
Carnival Corp.	LEISU	5,148	243,449
Caterpillar, Inc.	MECCM	2,772	223,007
Cendant Corp.	COMSV	8,580	185,329
CenterPoint Energy, Inc.	ELECT	2,508	25,983
Centex Corp.	HOMEB	1,012	51,066
CenturyTel, Inc.	TELEC	1,100	37,664
ChevronTexaco Corp.	OILGA	17,292	927,543
Chiron Corp. *	BIOTE	1,540	68,068
Chubb Corp.	INSUR	1,540	108,231
CIENA Corp. *	TELEC	4,620	9,148
CIGNA Corp.	INSUR	1,100	76,593
Cincinnati Financial Corp.	INSUR	1,364	56,224
Cinergy Corp.	ELECT	1,452	57,499
Cintas Corp.	TEXTI	1,408	59,192
Circuit City Stores, Inc.	RETAL	1,628	24,974

See accompanying notes to the financial statements.

Cisco Systems, Inc. *	TELEC	54,824	992,314
Citigroup, Inc.	DIVFS	42,020	1,853,923
Citizens Communications Co.	TELEC	2,684	35,939
Citrix Systems, Inc. *	SOFTW	1,364	23,897
Clear Channel Communications, Inc.	MEDIA	4,796	149,491
Clorox Co.	HOUPW	1,716	91,463
CMS Energy Corp. *	ELECT	1,320	12,566
Coach, Inc. *	APPAR	1,540	65,327
Coca-Cola Co.	BEVER	19,668	787,704
Coca-Cola Enterprises, Inc.	BEVER	3,784	71,518
Colgate-Palmolive Co.	COSPC	4,312	194,816
Comcast Corp. - Special Class A *	MEDIA	18,128	511,935
Comerica, Inc.	BANKS	1,408	83,565
Computer Associates International, Inc.	SOFTW	4,752	124,978
Computer Sciences Corp. *	COMPU	1,540	72,534
Compuware Corp. *	SOFTW	3,124	16,089
Comverse Technology, Inc. *	TELEC	1,584	29,827
ConAgra Foods, Inc.	FOOD	4,268	109,730
ConocoPhillips	OILGA	5,588	462,966
Consolidated Edison, Inc.	ELECT	1,980	83,239
Constellation Energy Group, Inc.	ELECT	1,408	56,095
Convergys Corp. *	COMSV	1,144	15,364
Cooper Industries, Ltd. - Class A	MISMA	748	44,132
Cooper Tire & Rubber Co.	AUTPE	616	12,425
Coors (Adolph) Co. - Class B	BEVER	308	20,919
Corning, Inc. *	TELEC	11,308	125,293
Costco Wholesale Corp.	RETAL	3,740	155,434
Countrywide Credit Industries, Inc.	DIVFS	4,576	180,249
Crane Co.	MISMA	484	13,997
CSX Corp.	TRANS	1,760	58,432
Cummins, Inc.	MACDV	352	26,009
CVS Corp.	RETAL	3,256	137,175
Dana Corp.	AUTPE	1,232	21,794
Danaher Corp.	MISMA	2,508	128,610
Darden Restaurants, Inc.	RETAL	1,276	29,756
Deere & Co.	MACDV	2,024	130,650
Dell, Inc. *	COMPU	20,240	720,544
Delphi Automotive Systems Corp.	AUTPE	4,532	42,102
Delta Air Lines, Inc. *	AIRLI	1,012	3,329
Deluxe Corp.	COMSV	396	16,244
Devon Energy Corp.	OILGA	1,980	140,600
Dillards, Inc. - Class A	RETAL	660	13,028
Dollar General Corp.	RETAL	2,684	54,083
Dominion Resources, Inc.	ELECT	2,684	175,131
Donnelley (R.R.) & Sons Co.	COMSV	1,760	55,123
Dover Corp.	MISMA	1,628	63,280
Dow Chemical Co.	CHEME	7,612	343,910
Dow Jones & Company, Inc.	MEDIA	660	26,803
DTE Energy Co.	ELECT	1,408	59,404
Du Pont (E.I.) de Nemours	CHEME	8,096	346,508
Duke Energy Corp.	ELECT	7,612	174,239
Dynegy, Inc. - Class A *	PIPEL	3,080	15,369
E*TRADE Group, Inc. *	DIVFS	3,036	34,671
Eastman Chemical Co.	CHEME	616	29,291
Eastman Kodak Co.	MISMA	2,332	75,137
Eaton Corp.	MISMA	1,232	78,121
eBay, Inc. *	INTER	5,368	493,533
Ecolab, Inc.	CHEME	2,068	65,018

See accompanying notes to the financial statements.

Edison International	ELECT	2,640	69,986
El Paso Corp.	PIPEL	5,192	47,714
Electronic Arts, Inc. *	SOFTW	2,464	113,319
Electronic Data Systems Corp.	COMPU	4,136	80,197
Eli Lilly & Co.	PHARM	9,152	549,578
EMC Corp. *	COMPU	19,492	224,938
Emerson Electric Co.	ELECE	3,388	209,683
Engelhard Corp.	CHEME	1,012	28,690
Entergy Corp.	ELECT	1,848	112,007
EOG Resources, Inc.	OILGA	968	63,743
Equifax, Inc.	COMSV	1,100	28,996
Equity Office Properties TrustREIT	REITS	3,256	88,726
Equity Residential Properties TrustREIT	REITS	2,288	70,928
Exelon Corp.	ELECT	5,368	196,951
Express Scripts, Inc. - Class A *	PHARM	616	40,249
Exxon Mobil Corp.	OILGA	52,756	2,549,696
Family Dollar Stores, Inc.	RETAL	1,364	36,964
Fannie Mae	DIVFS	7,832	496,549
Federated Department Stores, Inc.	RETAL	1,452	65,964
Federated Investors, Inc. - Class B	DIVFS	880	25,027
FedEx Corp.	TRANS	2,420	207,370
Fifth Third Bancorp	BANKS	4,620	227,396
First Data Corp.	SOFTW	6,952	302,412
First Horizon National Corp.	BANKS	1,012	43,880
FirstEnergy Corp.	ELECT	2,684	110,259
Fiserv, Inc. *	SOFTW	1,584	55,218
Fisher Scientific International, Inc. *	ELETR	924	53,897
Fluor Corp.	ENGCO	660	29,383
Ford Motor Co.	AUTOM	14,828	208,334
Forest Laboratories, Inc. *	PHARM	2,992	134,580
Fortune Brands, Inc.	HOUPW	1,188	88,019
FPL Group, Inc.	ELECT	1,496	102,207
Franklin Resources, Inc.	DIVFS	2,024	112,858
Freddie Mac	DIVFS	5,588	364,561
Freeport-McMoRan Cop/Gld, Inc. - Class B	MINIG	1,452	58,806
Gannett Co., Inc.	MEDIA	2,156	180,587
Gap, Inc.	RETAL	7,348	137,408
Gateway, Inc. *	COMPU	3,036	15,028
General Dynamics Corp.	AEROD	1,628	166,219
General Electric Co.	MISMA	85,624	2,875,253
General Mills, Inc.	FOOD	3,080	138,292
General Motors Corp.	AUTOM	4,576	194,388
Genuine Parts Co.	DISTW	1,408	54,039
Genzyme Corp. - General Division *	BIOTE	1,848	100,550
Georgia Pacific Corp.	FORPP	2,112	75,926
Gilead Sciences, Inc. *	PHARM	3,476	129,933
Gillette Co.	COSPC	8,140	339,764
Golden West Financial Corp.	SAVLO	1,232	136,690
Goodrich Corp.	AEROD	968	30,356
Goodyear Tire & Rubber Co. *	AUTPE	1,408	15,122
Grainger (W.W.), Inc.	DISTW	748	43,122
Great Lakes Chemical Corp.	CHEME	396	10,138
Guidant Corp.	HEALP	2,552	168,534
Halliburton Co.	OILGS	3,564	120,071
Harley-Davidson, Inc.	LEISU	2,376	141,229
Harrah’s Entertainment, Inc.	LODGE	924	48,954
Hartford Financial Services Group, Inc.	INSUR	2,376	147,146
Hasbro, Inc.	TOYGH	1,452	27,298

See accompanying notes to the financial statements.

HCA, Inc.	HEALS	3,916	149,395
Health Management Assoc., Inc. – Class A	HEALS	1,980	40,451
Heinz (H.J.) Co.	FOOD	2,816	101,432
Hercules, Inc. *	CHEME	924	13,167
Hershey Foods Corp.	FOOD	1,980	92,486
Hewlett-Packard Co.	COMPU	24,508	459,525
Hilton Hotels Corp.	LODGE	3,124	58,856
Home Depot, Inc.	RETAL	17,820	698,544
Honeywell International, Inc.	MISMA	6,952	249,299
Hospira, Inc. *	PHARM	1,276	39,046
Humana, Inc. *	HEALS	1,276	25,494
Huntington Bancshares, Inc.	BANKS	1,848	46,034
Illinois Tool Works, Inc.	MISMA	2,464	229,571
IMS Health, Inc.	SOFTW	1,892	45,257
Ingersoll-Rand Co. - Class A	MISMA	1,408	95,702
Intel Corp.	SEMIC	52,008	1,043,281
International Business Machines Corp.	COMPU	13,596	1,165,720
International Flavors & Fragrances, Inc.	CHEME	748	28,574
International Game Technology	ENTER	2,816	101,235
International Paper Co.	FORPP	3,960	160,024
Interpublic Group of Companies, Inc. *	ADVER	3,432	36,345
Intuit, Inc. *	SOFTW	1,540	69,916
ITT Industries, Inc.	MISMA	748	59,833
J.P. Morgan Chase & Co.	DIVFS	28,908	1,148,516
Jabil Circuit, Inc. *	ELETR	1,628	37,444
Janus Capital Group, Inc.	DIVFS	1,936	26,349
JDS Uniphase Corp. *	TELEC	11,660	39,294
Jefferson-Pilot Corp.	INSUR	1,100	54,626
Johnson & Johnson	HEALP	24,068	1,355,749
Johnson Controls, Inc.	AUTPE	1,540	87,488
Jones Apparel Group, Inc.	APPAR	1,012	36,230
KB Home	HOMEB	396	33,458
Kellogg Co.	FOOD	3,344	142,655
Kerr-McGee Corp.	OILGA	1,232	70,532
KeyCorp	BANKS	3,300	104,280
KeySpan Corp.	GAS	1,320	51,744
Kimberly-Clark Corp.	COSPC	4,004	258,618
Kinder Morgan, Inc.	PIPEL	1,012	63,575
King Pharmaceuticals, Inc. *	PHARM	1,980	23,641
KLA -Tencor Corp. *	SEMIC	1,584	65,704
Knight-Ridder, Inc.	MEDIA	616	40,317
Kohls Corp. *	RETAL	2,772	133,583
Kroger Co. *	FOOD	5,984	92,872
Leggett & Platt, Inc.	HOMEF	1,540	43,274
Lexmark International Group, Inc. *	COMPU	1,056	88,715
Limited, Inc.	RETAL	3,828	85,326
Lincoln National Corp.	INSUR	1,408	66,176
Linear Technology Corp.	SEMIC	2,508	90,890
Liz Claiborne, Inc.	APPAR	880	33,194
Lockheed Martin Corp.	AEROD	3,608	201,254
Loews Corp.	INSUR	1,496	87,516
Louisiana-Pacific Corp.	FORPP	880	22,836
Lowe’s Cos., Inc.	RETAL	6,336	344,362
LSI Logic Corp. *	SEMIC	3,124	13,464
Lucent Technologies, Inc. *	TELEC	34,936	110,747
M&T Bank Corp.	BANKS	968	92,638
Manor Care, Inc.	HEALS	704	21,092
Marathon Oil Corp.	OILGA	2,816	116,244

See accompanying notes to the financial statements.

Marriott International, Inc. - Class A	LODGE	1,848	96,022
Marsh & McLennan Companies, Inc.	INSUR	4,224	193,290
Marshall & Ilsley Corp.	BANKS	1,804	72,701
Masco Corp.	BUILD	3,520	121,545
Mattel, Inc.	TOYGH	3,344	60,626
Maxim Integrated Products, Inc.	SEMIC	2,640	111,646
May Department Stores Co.	RETAL	2,376	60,897
Maytag Corp.	HOMEF	660	12,124
MBIA, Inc.	INSUR	1,144	66,592
MBNA Corp.	DIVFS	10,340	260,568
McCormick & Co., Inc.	FOOD	1,100	37,774
McDonald’s Corp.	RETAL	10,208	286,130
McGraw-Hill Companies, Inc.	MEDIA	1,540	122,723
McKesson Corp.	COMSV	2,376	60,944
Meadwestvaco Corp.	FORPP	1,628	51,933
Medco Health Solutions, Inc. *	PHARM	2,200	67,980
MedImmune, Inc. *	BIOTE	2,024	47,969
Medtronic, Inc.	HEALP	9,812	509,243
Mellon Financial Corp.	BANKS	3,432	95,032
Merck & Co., Inc.	PHARM	17,996	593,868
Mercury Interactive Corp. *	SOFTW	748	26,090
Meredith Corp.	MEDIA	396	20,346
Merrill Lynch & Co., Inc.	DIVFS	5,104	253,771
MetLife, Inc.	INSUR	6,072	234,683
MGIC Investment Corp.	INSUR	792	52,708
Micron Technology, Inc. *	SEMIC	4,972	59,813
Microsoft Corp.	SOFTW	88,176	2,438,067
Millipore Corp. *	BIOTE	396	18,949
Molex, Inc.	ELECE	1,540	45,923
Monsanto Co.	AGRIC	2,156	78,522
Monster Worldwide, Inc. *	INTER	968	23,852
Moody’s Corp.	COMSV	1,188	87,021
Morgan Stanley Dean Witter & Co.	DIVFS	8,888	438,178
Motorola, Inc.	TELEC	19,140	345,286
Mylan Laboratories, Inc.	PHARM	2,200	39,600
Nabors Industries, Ltd. *	OILGA	1,188	56,252
National City Corp.	BANKS	5,368	207,312
National Semiconductor Corp. *	SEMIC	2,904	44,983
Navistar International Corp. *	AUTOM	572	21,273
NCR Corp. *	COMPU	748	37,093
Network Appliance, Inc. *	COMPU	2,904	66,792
New York Times Co. - Class A	MEDIA	1,188	46,451
Newell Rubbermaid, Inc.	HOUSE	2,244	44,970
Newmont Mining Corp.	MINIG	3,608	164,272
Nextel Communications, Inc. - Class A *	TELEC	9,020	215,037
NICOR, Inc.	GAS	352	12,918
Nike, Inc. - Class B	APPAR	2,156	169,892
NiSource, Inc.	ELECT	2,156	45,298
Noble Corp. *	OILGA	1,100	49,445
Nordstrom, Inc.	RETAL	1,144	43,747
Norfolk Southern Corp.	TRANS	3,212	95,525
North Fork Bancorp, Inc.	BANKS	1,408	62,586
Northern Trust Corp.	BANKS	1,804	73,603
Northrop Grumman Corp.	AEROD	2,904	154,870
Novell, Inc. *	SOFTW	3,124	19,712
Novellus Systems, Inc. *	SEMIC	1,144	30,419
Nucor Corp.	IRONS	660	60,304
NVIDIA Corp. *	SEMIC	1,364	19,805

See accompanying notes to the financial statements.

Occidental Petroleum Corp.	OILGA	3,168	177,186
Office Depot, Inc. *	RETAL	2,552	38,357
Omnicom Group, Inc.	ADVER	1,540	112,512
Oracle Corp. *	SOFTW	41,932	472,993
PACCAR, Inc.	AUTOM	1,408	97,321
Pactiv Corp. *	PACCO	1,232	28,644
Pall Corp.	MISMA	1,012	24,774
Parametric Technology Corp. *	SOFTW	2,200	11,616
Parker Hannifin Corp.	ELETR	968	56,976
Paychex, Inc.	COMSV	3,080	92,862
Penney (J.C.) Co.	RETAL	2,332	82,273
Peoples Energy Corp.	GAS	308	12,837
PeopleSoft, Inc. *	SOFTW	2,992	59,391
PepsiCo, Inc.	BEVER	13,728	667,867
PerkinElmer, Inc.	ELETR	1,056	18,184
Pfizer, Inc.	PHARM	61,248	1,874,188
PG&E Corp. *	ELECT	3,256	98,982
Phelps Dodge Corp.	MINIG	748	68,838
Pinnacle West Capital Corp.	ELECT	748	31,042
Pitney Bowes, Inc.	OFFBE	1,892	83,437
Plum Creek Timber Company, Inc.	FORPP	1,496	52,405
PMC-Sierra, Inc. *	SEMIC	1,452	12,792
PNC Financial Services Group	BANKS	2,288	123,781
Power-One, Inc. *	ELECE	660	4,277
PPG Industries, Inc.	CHEME	1,408	86,282
PPL Corp.	ELECT	1,540	72,657
Praxair, Inc.	CHEME	2,640	112,834
Principal Financial Group, Inc.	INSUR	2,552	91,795
Procter & Gamble Co.	COSPC	20,636	1,116,821
Progress Energy, Inc.	ELECT	1,980	83,833
Progressive Corp.	INSUR	1,760	149,160
PrologisREIT	REITS	1,496	52,719
Providian Financial Corp. *	DIVFS	2,376	36,923
Prudential Financial, Inc.	INSUR	4,224	198,697
Public Service Enterprise Group, Inc.	ELECT	1,936	82,474
Pulte Homes, Inc.	HOMEB	1,012	62,106
QLogic Corp. *	SEMIC	748	22,148
Qualcomm, Inc.	TELEC	13,200	515,328
Quest Diagnostics, Inc.	HEALS	836	73,752
Qwest Communications International, Inc. *	TELEC	14,740	49,084
RadioShack Corp.	RETAL	1,276	36,545
Raytheon Co.	AEROD	3,652	138,703
Reebok International, Ltd.	APPAR	484	17,772
Regions Financial Corp.	BANKS	3,740	123,644
Reynolds American, Inc.	AGRIC	1,188	80,832
Robert Half International, Inc.	COMSV	1,408	36,284
Rockwell Collins, Inc.	AEROD	1,452	53,927
Rockwell International Corp.	MACDV	1,496	57,895
Rohm & Haas Co.	CHEME	1,804	77,518
Rowan Companies, Inc. *	OILGA	880	23,232
Ryder System, Inc.	TRANS	528	24,837
Sabre Holdings Corp.	LEISU	1,100	26,983
SAFECO Corp.	INSUR	1,144	52,224
Safeway, Inc. *	FOOD	3,608	69,670
Sanmina-SCI Corp. *	ELETR	4,224	29,779
Sara Lee Corp.	FOOD	6,424	146,853
SBC Communications, Inc.	TELEC	26,884	697,640
Schering-Plough Corp.	PHARM	11,924	227,271

See accompanying notes to the financial statements.

Schlumberger, Ltd.	OILGS	4,796	322,819
Schwab (Charles) Corp.	DIVFS	11,088	101,899
Scientific-Atlanta, Inc.	TELEC	1,232	31,933
Sealed Air Corp. *	PACCO	660	30,591
Sears, Roebuck & Co.	RETAL	1,716	68,383
Sempra Energy	GAS	1,892	68,472
Sherwin-Williams Co.	CHEME	1,144	50,290
Siebel Systems, Inc. *	SOFTW	4,092	30,854
Sigma-Aldrich Corp.	CHEME	572	33,176
Simon Property Group, Inc.REIT	REITS	1,672	89,670
SLM Corp.	DIVFS	3,520	156,992
Snap-on, Inc.	HANMT	484	13,339
Solectron Corp. *	ELETR	7,788	38,551
Southern Co.	ELECT	5,984	179,400
SouthTrust Corp.	BANKS	2,684	111,815
Southwest Airlines Co.	AIRLI	6,424	87,495
Sovereign Bancorp, Inc.	SAVLO	2,772	60,485
Sprint Corp. (FON Group)	TELEC	11,793	237,383
St. Jude Medical, Inc. *	HEALP	1,452	109,292
St. Paul Companies, Inc.	INSUR	5,412	178,921
Stanley Works	HANMT	660	28,070
Staples, Inc.	RETAL	4,048	120,711
Starbucks Corp. *	RETAL	3,212	146,018
Starwood Hotels & Resorts Worldwide, Inc.	LODGE	1,672	77,614
State Street Corp.	BANKS	2,728	116,513
Stryker Corp.	HEALP	3,256	156,548
Sun Microsystems, Inc. *	COMPU	26,972	108,967
SunGard Data Systems, Inc. *	COMPU	2,332	55,432
Sunoco, Inc.	OILGA	616	45,572
SunTrust Banks, Inc.	BANKS	2,288	161,098
SuperValu, Inc.	FOOD	1,100	30,305
Symantec Corp. *	INTER	2,552	140,054
Symbol Technologies, Inc.	ELETR	1,936	24,471
Synovus Financial Corp.	BANKS	2,508	65,584
Sysco Corp.	FOOD	5,192	155,344
T. Rowe Price Group, Inc.	DIVFS	1,012	51,551
Target Corp.	RETAL	7,304	330,506
TECO Energy, Inc.	ELECT	1,628	22,027
Tektronix, Inc.	ELETR	704	23,408
Tellabs, Inc. *	TELEC	3,388	31,136
Temple-Inland, Inc.	FORPP	440	29,546
Tenet Healthcare Corp. *	HEALS	3,784	40,829
Teradyne, Inc. *	SEMIC	1,584	21,226
Texas Instruments, Inc.	SEMIC	14,036	298,686
Textron, Inc.	MISMA	1,144	73,525
The Pepsi Bottling Group, Inc.	BEVER	2,068	56,146
Thermo Electron Corp. *	ELETR	1,320	35,666
Tiffany & Co.	RETAL	1,188	36,519
Time Warner, Inc. *	MEDIA	37,092	598,664
TJX Companies, Inc.	RETAL	3,960	87,278
Torchmark Corp.	INSUR	880	46,798
Toys R Us, Inc. *	RETAL	1,716	30,442
Transocean Sedco Forex, Inc. *	OILGA	2,596	92,885
Tribune Co.	MEDIA	2,596	106,825
TXU Corp.	ELECT	2,420	115,966
Tyco International, Ltd.	MISMA	16,280	499,145
U.S. Bancorp	BANKS	15,224	439,974
Union Pacific Corp.	TRANS	2,112	123,763

See accompanying notes to the financial statements.

Unisys Corp. *	COMPU	2,728	28,153
United Parcel Service, Inc. - Class B	TRANS	9,108	691,480
United States Steel Corp.	IRONS	924	34,761
United Technologies Corp.	AEROD	4,136	386,221
UnitedHealth Group, Inc.	HEALS	5,412	399,082
Univision Communications, Inc. – Class A *	MEDIA	2,596	82,060
Unocal Corp.	OILGA	2,156	92,708
UnumProvident Corp.	INSUR	2,420	37,970
UST, Inc.	AGRIC	1,320	53,143
Valero Energy Corp.	OILGA	1,056	84,702
Veritas Software Corp. *	SOFTW	3,520	62,656
Verizon Communications, Inc.	TELEC	22,440	883,687
VF Corp.	APPAR	880	43,516
Viacom, Inc. - Class B	MEDIA	14,080	472,525
Visteon Corp.	AUTPE	1,056	8,437
Vulcan Materials Co.	BUILD	836	42,594
Wachovia Corp.	BANKS	10,604	497,858
Wal-Mart Stores, Inc.	RETAL	34,408	1,830,506
Walgreen Co.	RETAL	8,316	297,962
Walt Disney Co.	MEDIA	16,676	376,044
Washington Mutual, Inc.	SAVLO	7,084	276,843
Waste Management, Inc.	ENVIR	4,708	128,716
Waters Corp. *	ELETR	968	42,689
Watson Pharmaceuticals, Inc. *	PHARM	880	25,925
Wellpoint Health Networks, Inc. *	HEALS	1,276	134,095
Wells Fargo & Co.	BANKS	13,684	815,977
Wendy’s International, Inc.	RETAL	924	31,046
Weyerhaeuser Co.	FORPP	1,936	128,705
Whirlpool Corp.	HOMEF	528	31,728
Williams Companies, Inc.	PIPEL	4,224	51,110
Winn-Dixie Stores, Inc.	FOOD	1,144	3,535
Worthington Industries, Inc.	METFH	704	15,030
Wrigley (WM.) JR Co.	FOOD	1,804	114,211
Wyeth	PHARM	10,824	404,818
Xcel Energy, Inc.	ELECT	3,256	56,394
Xerox Corp. *	OFFBE	6,820	96,026
Xilinx, Inc.	SEMIC	2,816	76,032
XL Capital, Ltd. - Class A	INSUR	1,144	84,645
Yahoo!, Inc. *	INTER	11,044	374,502
YUM! Brands, Inc.	RETAL	2,376	96,608
Zimmer Holdings, Inc. *	HEALP	1,980	156,499
Zions Bancorp	BANKS	704	42,972

TOTAL COMMON STOCKS (Cost $75,188,413)			83,668,513

	Principal Amount
Repurchase Agreements (3.1%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $2,874,116 (Collateralized by $2,932,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $2,931,861)	$2,874,000	2,874,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,874,000)		2,874,000

See accompanying notes to the financial statements.

TOTAL INVESTMENT SECURITIES (Cost $78,062,413) - 93.2%	86,542,513
Net other assets (liabilities) – 6.8%	6,272,481

NET ASSETS – 100.0%	$92,814,994

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $72,183,300)	259	$218,580
E-Mini S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $55,725)	1	(242)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $28,819,277)	25,857	$288,898
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $814,290)	731	8,163

*	Non-income producing securities

REIT	Real Estate Investment Trust

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.2%
AEROD	Aerospace/Defense	1.6%
AGRIC	Agriculture	1.2%
AIRLI	Airlines	0.1%
APPAR	Apparel	0.4%
AUTOM	Auto Manufacturers	0.6%
AUTPE	Auto Parts & Equipment	0.2%
BANKS	Banks	5.9%
BEVER	Beverages	2.1%
BIOTE	Biotechnology	1.1%
BUILD	Building Materials	0.2%
CHEME	Chemicals	1.5%
COMPU	Computers	3.6%
COMSV	Commercial Services	0.8%
COSPC	Cosmetics/Personal Care	2.3%
DISTW	Distribution/Wholesale	0.1%
DIVFS	Diversified Financial Services	6.7%
ELECE	Electrical Components & Equipment	0.3%
ELECT	Electric	2.5%
ELETR	Electronics	0.5%
ENGCO	Engineering & Construction	NM
ENTER	Entertainment	0.1%
ENVIR	Environmental Control	0.2%
FOOD	Food	1.5%
FORPP	Forest Products & Paper	0.6%
GAS	Gas	0.2%
HANMT	Hand/Machine Tools	0.1%
HEALP	Healthcare-Products	3.4%
HEALS	Healthcare-Services	1.2%
HOMEB	Home Builders	0.2%
HOMEF	Home Furnishings	0.1%
HOUPW	Household Products/Wares	0.3%
HOUSE	Housewares	NM
INSUR	Insurance	4.4%
INTER	Internet	1.1%
IRONS	Iron/Steel	0.1%
LEISU	Leisure Time	0.5%
LODGE	Lodging	0.3%
MACDV	Machinery-Diversified	0.2%
MECCM	Machinery-Construction & Mining	0.2%
MEDIA	Media	2.9%
METFH	Metal Fabricate/Hardware	NM
MINIG	Mining	0.6%
MISMA	Miscellaneous Manufacturing	5.4%

See accompanying notes to the financial statements.

OFFBE	Office/Business Equipment	0.2%
OILGA	Oil & Gas	5.8%
OILGS	Oil & Gas Services	0.7%
PACCO	Packaging & Containers	0.1%
PHARM	Pharmaceuticals	5.9%
PIPEL	Pipelines	0.2%
REITS	Real Estate Investment Trust	0.4%
RETAL	Retail	6.2%
SAVLO	Savings & Loans	0.5%
SEMIC	Semiconductors	2.6%
SOFTW	Software	4.6%
TELEC	Telecommunications	5.8%
TEXTI	Textiles	0.1%
TOYGH	Toys/Games/Hobbies	0.1%
TRANS	Transportation	1.4%
	Other**	9.9%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP UltraMid-Cap

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (71.7%)
3Com Corp. *	TELEC	13,720	$57,898
99 Cents Only Stores *	RETAL	2,401	34,166
Abercrombie & Fitch Co. - Class A	RETAL	3,430	108,045
Activision, Inc. *	SOFTW	4,802	66,604
Acxiom Corp.	SOFTW	3,087	73,285
Adesa, Inc. *	COMSV	3,430	56,355
ADTRAN, Inc.	TELEC	2,744	62,234
Advanced Fibre Communications, Inc. *	TELEC	3,087	49,083
Advent Software, Inc. *	SOFTW	1,029	17,318
Aeropostale, Inc. *	RETAL	2,058	53,920
AGCO Corp. *	MACDV	3,087	69,828
AGL Resources, Inc.	GAS	2,401	73,879
Airgas, Inc.	CHEME	2,744	66,048
AirTran Holdings, Inc. *	AIRLI	3,087	30,747
Alaska Air Group, Inc. *	AIRLI	1,029	25,499
Albemarle Corp.	CHEME	1,372	48,143
Alexander & Baldwin, Inc.	TRANS	1,372	46,566
Alliance Data Systems Corp. *	COMSV	2,744	111,297
Alliant Energy Corp.	ELECT	4,116	102,406
Alliant Techsystems, Inc. *	AEROD	1,372	83,006
Allmerica Financial Corp. *	INSUR	1,715	46,099
AMB Property Corp.REIT	REITS	2,744	101,583
American Eagle Outfitters, Inc.	RETAL	2,401	88,477
American Financial Group, Inc.	INSUR	2,744	82,018
American Greetings Corp. - Class A	HOUPW	2,401	60,313
AmeriCredit Corp. *	DIVFS	5,488	114,589
Amerus Group Co.	INSUR	1,372	56,252
Ametek, Inc.	ELECE	2,401	72,798
AnnTaylor Stores Corp. *	RETAL	2,401	56,183
Applebee’s International, Inc.	RETAL	2,744	69,368
Apria Heathcare Group, Inc. *	HEALS	1,715	46,734
Aqua America, Inc.	WATER	3,430	75,837
Aquila, Inc. *	ELECT	8,232	25,684
Arch Coal, Inc.	COAL	2,058	73,038
Arrow Electronics, Inc. *	ELETR	4,116	92,939
Arthur J. Gallagher & Co.	INSUR	3,087	102,272
ArvinMeritor, Inc.	AUTPE	2,401	45,019
Ascential Software Corp. *	SOFTW	2,058	27,721
Associated Banc-Corp.	BANKS	3,773	121,000
Astoria Financial Corp.	SAVLO	2,744	97,385
Atmel Corp. *	SEMIC	16,807	60,841
Avnet, Inc. *	ELETR	4,116	70,466
Avocent Corp. *	INTER	1,715	44,641
Bandag, Inc.	AUTPE	686	30,047
Bank of Hawaii Corp.	BANKS	1,715	81,034
Banknorth Group, Inc.	BANKS	6,174	216,090
Banta Corp.	COMSV	1,029	40,903
Barnes & Noble, Inc. *	RETAL	2,401	88,837
Barr Laboratories, Inc. *	PHARM	3,773	156,315
Beckman Coulter, Inc.	HEALP	2,058	115,495

See accompanying notes to the financial statements.

Belo (A.H.) Corp. - Class A	MEDIA	4,116	92,775
BJ’s Wholesale Club, Inc. *	RETAL	2,401	65,643
Black Hills Corp.	ELECT	1,029	28,586
Blyth, Inc.	HOUPW	1,372	42,395
Bob Evans Farms, Inc.	RETAL	1,372	37,264
Borders Group, Inc.	RETAL	2,744	68,051
BorgWarner, Inc.	AUTPE	2,058	89,091
Bowater, Inc.	FORPP	2,058	78,595
Boyd Gaming Corp.	LODGE	3,087	86,899
Brink’s Co.	MISMA	2,058	62,090
Brinker International, Inc. *	RETAL	3,430	106,845
Brown & Brown, Inc.	INSUR	2,401	109,726
C.H. Robinson Worldwide, Inc.	TRANS	3,087	143,206
Cabot Corp.	CHEME	2,058	79,377
Cabot Microelectronics Corp. *	CHEME	1,029	37,301
Cadence Design Systems, Inc. *	COMPU	9,604	125,236
Caesars Entertainment, Inc. *	LODGE	10,976	183,299
Callaway Golf Co.	LEISU	2,744	29,004
Career Education Corp. *	COMSV	3,773	107,266
Carlisle Cos., Inc.	MISMA	1,029	65,784
Carmax, Inc. *	RETAL	3,773	81,308
Catalina Marketing Corp.	ADVER	1,715	39,582
CBRL Group, Inc.	RETAL	1,715	61,877
CDW Corp.	DISTW	3,087	179,139
Cephalon, Inc. *	PHARM	2,058	98,578
Ceridian Corp. *	COMPU	5,145	94,719
Certegy, Inc.	SOFTW	2,401	89,341
Charles River Laboratories Intl., Inc. *	BIOTE	1,715	78,547
CheckFree Corp. *	INTER	3,087	85,417
Cheesecake Factory, Inc. *	RETAL	1,715	74,431
Chico’s FAS, Inc. *	RETAL	3,087	105,575
Choicepoint, Inc. *	COMSV	3,087	131,661
Church & Dwight, Inc.	HOUPW	2,058	57,747
Cincinnati Bell, Inc. *	TELEC	8,575	29,927
City National Corp.	BANKS	1,715	111,389
Claire’s Stores, Inc.	RETAL	3,430	85,887
CNF, Inc.	TRANS	1,715	70,298
Cognizant Technology Solutions Corp. *	COMPU	4,459	136,044
Colonial BancGroup, Inc.	BANKS	4,802	98,201
Commerce Bancorp, Inc.	BANKS	2,744	151,469
Commscope, Inc. *	TELEC	2,058	44,453
Community Health Systems, Inc. *	HEALS	3,430	91,512
Compass Bancshares, Inc.	BANKS	4,459	195,393
Constellation Brands, Inc. *	BEVER	3,773	143,601
Cooper Cameron Corp. *	OILGS	2,058	112,861
Copart, Inc. *	RETAL	3,087	58,437
Corinthian Colleges, Inc. *	COMSV	3,087	41,613
Covance, Inc. *	HEALS	2,058	82,258
Coventry Health Care, Inc. *	HEALS	3,087	164,754
Credence Systems Corp. *	SEMIC	3,430	24,696
Cree Research, Inc. *	SEMIC	2,744	83,774
Crompton Corp.	CHEME	4,116	39,061
CSG Systems International, Inc. *	SOFTW	1,715	26,428
Cullen/Frost Bankers, Inc.	BANKS	1,715	79,696
Cypress Semiconductor Corp. *	SEMIC	4,459	39,418
Cytec Industries, Inc.	CHEME	1,372	67,159
CYTYC Corp. *	HEALP	3,773	91,118
D.R. Horton, Inc.	HOMEB	8,232	272,561

See accompanying notes to the financial statements.

Dean Foods Co. *	FOOD	5,488	164,750
DENTSPLY International, Inc.	HEALP	2,744	142,523
DeVry, Inc. *	COMSV	2,401	49,725
Diebold, Inc.	COMPU	2,401	112,127
Dollar Tree Stores, Inc. *	RETAL	4,116	110,926
Donaldson Co., Inc.	MISMA	3,087	87,640
DPL, Inc.	ELECT	4,459	91,766
DST Systems, Inc. *	COMPU	3,087	137,279
Dun & Bradstreet Corp. *	SOFTW	2,401	140,939
Duquesne Light Holdings, Inc.	ELECT	2,744	49,282
Dycom Industries, Inc. *	ENGCO	1,715	48,689
Eaton Vance Corp.	DIVFS	2,401	96,976
Education Management Corp. *	COMSV	2,744	73,100
Edwards (A.G.), Inc.	DIVFS	2,744	94,997
Edwards Lifesciences Corp. *	HEALP	2,058	68,943
Emmis Communications Corp. *	MEDIA	2,058	37,167
Energizer Holdings, Inc. *	ELECE	2,744	126,499
Energy East Corp.	ELECT	5,145	129,551
Ensco International, Inc.	OILGA	5,488	179,293
Entercom Communications Corp. *	MEDIA	1,715	56,012
Equitable Resources, Inc.	PIPEL	2,058	111,770
Everest Re Group, Ltd.	INSUR	2,058	152,971
Expeditors International of Washington, Inc.	TRANS	3,773	195,063
Fair, Isaac & Co., Inc.	SOFTW	2,401	70,109
Fairchild Semiconductor International, Inc. *	SEMIC	4,116	58,324
Fastenal Co.	DISTW	2,744	158,054
Federal Signal Corp.	MISMA	1,715	31,865
Ferro Corp.	CHEME	1,372	29,923
Fidelity National Financial, Inc.	INSUR	6,174	235,229
First American Financial Corp.	INSUR	3,087	95,172
First Health Group Corp. *	COMSV	3,087	49,670
FirstMerit Corp.	BANKS	3,087	81,204
Flowserve Corp. *	MACDV	2,058	49,762
FMC Corp. *	CHEME	1,372	66,638
FMC Technologies, Inc. *	OILGS	2,401	80,193
Foot Locker, Inc.	RETAL	5,488	130,066
Forest Oil Corp. *	OILGA	2,058	61,987
Furniture Brands International, Inc.	HOMEF	2,058	51,615
Gartner Group, Inc. *	COMSV	3,773	44,106
GATX Corp.	TRKLE	1,715	45,722
Gentex Corp.	ELETR	2,744	96,396
Glatfelter (P.H.) Co.	FORPP	1,372	16,999
Graco, Inc.	MACDV	2,401	80,434
Granite Construction, Inc.	ENGCO	1,372	32,791
Grant Prideco, Inc. *	OILGS	4,459	91,365
Great Plains Energy, Inc.	ELECT	2,744	79,988
Greater Bay Bancorp	BANKS	1,715	49,306
GreenPoint Financial Corp.	SAVLO	4,802	222,860
GTECH Holdings Corp.	ENTER	4,116	104,217
Hanover Compressor Co. *	OILGS	2,744	36,907
Harman International Industries, Inc.	HOMEF	2,401	258,707
Harris Corp.	TELEC	2,401	131,910
Harsco Corp.	MISMA	1,372	61,603
Harte-Hanks, Inc.	ADVER	3,087	77,206
Hawaiian Electric Industries, Inc.	ELECT	2,744	72,826
HCC Insurance Holdings, Inc.	INSUR	2,401	72,390
Health Net, Inc. *	HEALS	3,773	93,269
Helmerich & Payne, Inc.	OILGA	1,715	49,203

See accompanying notes to the financial statements.

Henry Schein, Inc. *	HEALP	1,372	85,489
Herman Miller, Inc.	OFFFU	2,401	59,185
Hibernia Corp.	BANKS	5,488	144,938
Highwoods Properties, Inc.REIT	REITS	2,058	50,647
Hillenbrand Industries, Inc.	HEALP	2,058	103,991
HNI Corp.	OFFFU	2,058	81,455
Horace Mann Educators Corp.	INSUR	1,372	24,120
Hormel Foods Corp.	FOOD	4,802	128,598
Hospitality Properties TrustREIT	REITS	2,401	102,018
Hovnanian Enterprises - Class A *	HOMEB	2,058	82,526
Hubbell, Inc. - Class B	ELECE	2,058	92,260
IDACORP, Inc.	ELECT	1,372	39,870
Imation Corp.	COMPU	1,372	48,829
IMC Global, Inc. *	CHEME	4,116	71,577
INAMED Corp. *	HEALP	1,372	65,403
Independence Community Bank Corp.	SAVLO	3,087	120,547
IndyMac Bancorp, Inc.	DIVFS	2,058	74,500
Integrated Circuit Systems, Inc. *	SEMIC	2,401	51,622
Integrated Device Technology, Inc. *	SEMIC	3,773	35,957
International Rectifier Corp. *	SEMIC	2,401	82,354
International Speedway Corp.	ENTER	1,715	85,579
Intersil Corp. - Class A	SEMIC	5,145	81,960
Investors Financial Services Corp.	BANKS	2,401	108,357
Invitrogen Corp. *	BIOTE	2,058	113,169
ITT Educational Services, Inc. *	COMSV	1,715	61,826
IVAX Corp. *	PHARM	8,918	170,780
J.B. Hunt Transport Services, Inc.	TRANS	2,744	101,912
Jack Henry & Associates, Inc.	COMPU	3,087	57,943
Jacobs Engineering Group, Inc. *	ENGCO	2,058	78,800
Jefferies Group, Inc.	DIVFS	2,058	70,939
JetBlue Airways Corp. *	AIRLI	3,773	78,930
JM Smucker Co.	FOOD	2,058	91,396
Keane, Inc. *	SOFTW	2,058	31,611
Kelly Services, Inc. - Class A	COMSV	1,372	36,646
KEMET Corp. *	ELETR	3,087	24,974
Kennametal, Inc.	HANMT	1,372	61,946
Korn/Ferry International *	COMSV	1,372	25,012
Krispy Kreme Doughnuts, Inc. *	RETAL	2,058	26,054
L-3 Communications Holdings, Inc.	AEROD	3,773	252,791
LaBranche & Co., Inc. *	DIVFS	2,058	17,390
Lam Research Corp. *	SEMIC	4,802	105,067
Lancaster Colony Corp.	MISMA	1,372	57,850
Lattice Semiconductor Corp. *	SEMIC	4,116	20,210
Laureate Education, Inc. *	COMSV	1,715	63,832
Lear Corp.	AUTPE	2,401	130,733
Lee Enterprises, Inc.	MEDIA	1,715	79,473
Legg Mason, Inc.	DIVFS	3,623	192,972
Lennar Corp. - Class B	HOMEB	5,488	261,229
Leucadia National Corp.	COMSV	2,401	136,016
Liberty Property Corp.REIT	REITS	3,087	122,987
LifePoint Hospitals, Inc. *	HEALS	1,372	41,174
Lincare Holdings, Inc. *	HEALS	3,430	101,905
Longview Fibre Co.	FORPP	1,715	26,154
LTX Corp. *	SEMIC	2,058	11,134
Lubrizol Corp.	CHEME	1,715	59,339
Lyondell Chemical Co.	CHEME	6,174	138,669
Mack-Cali Realty Corp.REIT	REITS	2,058	91,169
Macromedia, Inc. *	INTER	2,401	48,212

See accompanying notes to the financial statements.

Macrovision Corp. *	ENTER	1,715	41,297
Manadalay Resort Group	LODGE	2,401	164,829
Manpower, Inc.	COMSV	3,087	137,340
Martin Marietta Materials	BUILD	1,715	77,639
McAfee, Inc. *	INTER	5,488	110,310
McDATA Corp. - Class A *	COMPU	4,116	20,703
MDU Resources Group, Inc.	ELECT	4,116	108,374
Media General, Inc. - Class A	MEDIA	686	38,382
Mentor Graphics Corp. *	COMPU	2,401	26,327
Mercantile Bankshares Corp.	BANKS	2,744	131,602
Michaels Stores, Inc.	RETAL	2,401	142,163
Micrel, Inc. *	SEMIC	3,087	32,136
Microchip Technology, Inc.	SEMIC	7,203	193,328
Millennium Pharmaceuticals, Inc. *	BIOTE	10,633	145,779
Minerals Technologies, Inc.	CHEME	686	40,378
Modine Manufacturing Co.	AUTPE	1,372	41,311
Mohawk Industries, Inc. *	TEXTI	2,401	190,615
Moneygram International, Inc.	COMSV	3,087	52,726
MPS Group, Inc. *	COMSV	3,773	31,731
Murphy Oil Corp.	OILGA	3,087	267,859
National Commerce Financial Corp.	BANKS	7,203	246,415
National Fuel Gas Co.	PIPEL	2,744	77,738
National Instruments Corp.	COMPU	2,744	83,061
National-Oilwell, Inc. *	OILGS	3,087	101,439
Neiman Marcus Group, Inc. - Class A	RETAL	1,715	98,613
New Plan Excel Realty Trust, Inc.REIT	REITS	3,430	85,750
New York Community Bancorp	SAVLO	9,261	190,221
Newfield Exploration Co. *	OILGA	2,058	126,032
Newport Corp. *	TELEC	1,372	15,737
Noble Energy, Inc.	OILGA	2,058	119,858
Nordson Corp.	MACDV	1,372	47,101
Northeast Utilities System	ELECT	4,459	86,460
NSTAR	ELECT	1,715	84,207
O’Reilly Automotive, Inc. *	RETAL	2,058	78,801
OGE Energy Corp.	ELECT	3,087	77,885
Ohio Casualty Corp. *	INSUR	2,058	43,074
Old Republic International Corp.	INSUR	6,517	163,121
Olin Corp.	CHEME	2,401	48,020
Omnicare, Inc.	PHARM	3,773	107,002
ONEOK, Inc.	GASDS	3,773	98,173
Outback Steakhouse, Inc.	RETAL	2,744	113,958
Pacific Sunwear of California, Inc. *	RETAL	2,744	57,761
PacifiCare Health Systems, Inc. *	HEALS	3,087	113,293
Packaging Corp. of America	PACCO	3,773	92,326
Par Pharmaceutical Cos., Inc. *	PHARM	1,029	36,972
Patterson Dental Co. *	HEALP	2,401	183,821
Patterson-UTI Energy, Inc.	OILGA	5,831	111,197
Payless ShoeSource, Inc. *	RETAL	2,401	24,322
Peabody Energy Corp.	COAL	2,401	142,860
Pentair, Inc.	MISMA	3,430	119,740
Pepco Holdings, Inc.	ELECT	6,517	129,688
PepsiAmericas, Inc.	BEVER	4,802	91,718
Perrigo Co.	PHARM	2,401	49,341
Petsmart, Inc.	RETAL	5,145	146,068
Pier 1 Imports, Inc.	RETAL	3,087	55,813
Pioneer Natural Resources Co.	OILGA	4,116	141,920
Plains Exploration & Production Co. *	OILGA	2,744	65,472
Plantronics, Inc.	TELEC	1,715	74,157

See accompanying notes to the financial statements.

Plexus Corp. *	ELETR	1,372	15,147
PMI Group, Inc.	INSUR	3,430	139,189
PNM Resources, Inc.	ELECT	2,057	46,303
Pogo Producing Co.	OILGA	2,401	113,927
Polycom, Inc. *	TELEC	3,430	67,983
Potlatch Corp.	FORPP	1,029	48,167
Powerwave Technologies, Inc. *	TELEC	3,773	23,242
Precision Castparts Corp.	METFH	2,401	144,180
Pride International, Inc. *	OILGA	4,802	95,032
Protective Life Corp.	INSUR	2,401	94,383
Protein Design Labs, Inc. *	BIOTE	3,430	67,159
Puget Energy, Inc.	ELECT	3,430	77,861
Quanta Services, Inc. *	COMSV	4,116	24,902
Quantum Corp. *	COMPU	6,517	15,054
Questar Corp.	PIPEL	3,087	141,446
Radian Group, Inc.	INSUR	3,430	158,569
Raymond James Financial Corp.	DIVFS	2,744	66,185
Rayonier, Inc.	FORPP	1,715	77,587
Reader’s Digest Association, Inc.	MEDIA	3,430	50,044
Regis Corp.	RETAL	1,715	68,977
Renal Care Group, Inc. *	HEALS	2,401	77,384
Republic Services, Inc.	ENVIR	5,488	163,322
Retek, Inc. *	SOFTW	2,058	9,384
Reynolds & Reynolds Co.	COMPU	2,401	59,233
RF Micro Devices, Inc. *	TELEC	6,517	41,318
Rollins, Inc.	COMSV	1,715	41,657
Ross Stores, Inc.	RETAL	5,145	120,599
RPM, Inc.	CHEME	4,116	72,647
RSA Security, Inc. *	INTER	2,401	46,339
Ruby Tuesday, Inc.	RETAL	2,401	66,916
Ruddick Corp.	FOOD	1,715	33,683
Ryland Group, Inc.	HOMEB	686	63,565
Saks, Inc.	RETAL	5,145	61,997
Sandisk Corp. *	COMPU	5,831	169,800
SCANA Corp.	ELECT	3,773	140,885
Scholastic Corp. *	MEDIA	1,372	42,381
SEI Investments Co.	SOFTW	3,773	127,075
Semtech Corp. *	SEMIC	2,744	52,602
Sensient Technologies Corp.	CHEME	1,715	37,113
Sepracor, Inc. *	PHARM	3,087	150,584
Sequa Corp. - Class A *	AEROD	343	17,908
Sierra Pacific Resources *	ELECT	4,116	36,838
Silicon Laboratories, Inc. *	SEMIC	1,715	56,749
Silicon Valley Bancshares *	BANKS	1,372	50,997
Six Flags, Inc. *	ENTER	3,430	18,659
Smith International, Inc. *	OILGS	3,773	229,134
Smithfield Foods, Inc. *	FOOD	3,773	94,325
Sonoco Products Co.	PACCO	3,430	90,689
Sotheby’s Holdings, Inc. - Class A *	COMSV	2,058	32,352
SPX Corp.	MISMA	2,744	97,138
StanCorp Financial Group, Inc.	INSUR	1,029	73,265
Stericycle, Inc. *	ENVIR	1,715	78,719
STERIS Corp. *	HEALP	2,401	52,678
Storage Technology Corp. *	COMPU	3,773	95,306
Superior Industries International, Inc.	AUTPE	1,029	30,819
Swift Transportation Co., Inc. *	TRANS	2,744	46,154
Sybase, Inc. *	SOFTW	3,430	47,300
Synopsys, Inc. *	COMPU	5,488	86,875

See accompanying notes to the financial statements.

TCF Financial Corp.	BANKS	4,802	145,453
Tech Data Corp. *	DISTW	2,058	79,336
Tecumseh Products Co.	MACDV	686	28,723
Teleflex, Inc.	MISMA	1,372	58,310
Telephone & Data Systems, Inc.	TELEC	2,058	173,221
The Scotts Co. - Class A *	HOUPW	1,029	66,011
Thomas & Betts Corp.	ELETR	2,058	55,196
Thor Industries, Inc.	HOMEB	2,058	54,475
Tidewater, Inc.	OILGS	2,058	66,988
Timberland Co. - Class A *	APPAR	1,372	77,930
Titan Corp. *	AEROD	3,087	43,125
Toll Brothers, Inc. *	HOMEB	2,744	127,130
Tootsie Roll Industries, Inc.	FOOD	1,715	50,112
Transaction Systems Architect, Inc. *	SOFTW	1,372	25,499
Triad Hospitals, Inc. *	HEALS	2,744	94,503
Trinity Industries, Inc.	MISMA	1,715	53,457
TriQuint Semiconductor, Inc. *	SEMIC	4,802	18,728
Tupperware Corp.	HOUPW	2,058	34,945
Tyson Foods, Inc. - Class A	FOOD	12,348	197,814
United Dominion Realty Trust, Inc.REIT	REITS	4,459	88,422
United Rentals, Inc. *	COMSV	2,744	43,602
Unitrin, Inc.	INSUR	2,401	99,810
Universal Corp.	AGRIC	1,029	45,935
Universal Health Services, Inc. - Class B	HEALS	2,058	89,523
UTStarcom, Inc. *	TELEC	4,116	66,309
Valassis Communications, Inc. *	COMSV	1,715	50,730
Valeant Pharmaceuticals International	PHARM	3,087	74,458
Valspar Corp.	CHEME	1,715	80,057
Varco International, Inc. *	OILGS	3,430	91,993
Varian Medical Systems, Inc. *	HEALP	4,802	166,005
Varian, Inc. *	ELETR	1,372	51,958
Vectren Corp.	GAS	2,744	69,094
Vertex Pharmaceuticals, Inc. *	BIOTE	2,744	28,812
Vishay Intertechnology, Inc. *	ELETR	5,831	75,220
VISX, Inc. *	HEALP	1,715	35,329
W.R. Berkley Corp.	INSUR	3,087	130,148
Waddell & Reed Financial, Inc.	DIVFS	2,744	60,368
Washington Federal, Inc.	SAVLO	2,744	69,012
Washington Post Co. - Class B	MEDIA	343	315,560
Weatherford International, Ltd. *	OILGS	4,802	244,997
Webster Financial Corp.	BANKS	1,715	84,704
Werner Enterprises, Inc.	TRANS	2,744	52,987
Westamerica Bancorporation	BANKS	1,029	56,482
Westar Energy, Inc.	ELECT	3,087	62,357
Western Gas Resources, Inc.	PIPEL	2,744	78,451
Westwood One, Inc. *	MEDIA	3,430	67,811
WGL Holdings, Inc.	GAS	1,715	48,466
Whole Foods Market, Inc.	FOOD	2,058	176,556
Williams Sonoma, Inc. *	RETAL	4,116	154,557
Wilmington Trust Corp.	BANKS	2,401	86,940
Wind River Systems, Inc. *	SOFTW	2,744	33,477
Wisconsin Energy Corp.	ELECT	4,116	131,300
WPS Resources Corp.	ELECT	1,372	61,726
XTO Energy, Inc.	OILGA	9,261	300,797
York International Corp.	BUILD	1,372	43,341
Zebra Technologies Corp. *	MACDV	2,401	146,484

TOTAL COMMON STOCKS (Cost $29,800,693)			34,081,122

See accompanying notes to the financial statements.

	Principal Amount
Repurchase Agreements (24.1%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $11,481,462 (Collateralized by $11,713,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $11,712,446)	$11,481,000	11,481,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,481,000)		11,481,000

TOTAL INVESTMENTS SECURITIES (Cost $41,281,694) - 95.8%		45,562,122
Net other assets (liabilities) – 4.2%		2,001,907

NET ASSETS – 100.0%		$47,564,029

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring December 2004 (Underlying face amount at value $22,553,000)	76	$229,933
E-Mini S&P MidCap 400 Futures Contract expiring December 2004 (Underlying face amount at value $14,540,750)	245	135,067

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 3/1/05 (Underlying notional amount at value $24,055,077)	40,551	$390,039

*	Non-income producing security

REIT	Real Estate Investment Trust

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.2%
AEROD	Aerospace/Defense	0.8%
AGRIC	Agriculture	0.1%
AIRU	Airlines	0.3%
APPAR	Apparel	0.2%
AUTPE	Auto Parts & Equipment	0.8%
BANKS	Banks	4.6%
BEVER	Beverages	0.5%
BIOTE	Biotechnology	0.9%
BUILD	Building Materials	0.3%
CHEME	Chemicals	2.1%
COAL	Coal	0.5%
COMPU	Computers	2.7%
COMSV	Commercial Services	3.0%
DISTW	Distribution/Wholesale	0.9%
DIVFS	Diversified Financial Services	1.7%
ELECE	Electrical Components & Equipment	0.6%
ELECT	Electric	3.5%
ELETR	Electronics	1.0%
ENGCO	Engineering & Construction	0.3%
ENTER	Entertainment	0.5%
ENVIR	Environmental Control	0.5%
FOOD	Food	2.0%
FORPP	Forest Products & Paper	0.5%
GAS	Gas	0.6%
HANMT	Hand/Machine Tools	0.1%
HEALP	Healthcare-Products	2.3%
HEALS	Healthcare-Services	2.1%
HOMEB	Home Builders	1.8%

See accompanying notes to the financial statements.

HOMEF	Home Furnishings	0.7%
HOUPW	Household Products/Wares	0.5%
INSUR	Insurance	3.9%
INTER	Internet	0.7%
LEISU	Leisure Time	0.1%
LODGE	Lodging	0.9%
MACDV	Machinery-Diversified	0.9%
MEDIA	Media	1.6%
METFH	Metal Fabricate/Hardware	0.3%
MISMA	Miscellaneous Manufacturing	1.5%
OFFFU	Office Furnishings	0.3%
OILGA	Oil & Gas	3.4%
OILGS	Oil & Gas Services	2.2%
PACCO	Packaging & Containers	0.4%
PHARM	Pharmaceuticals	1.8%
PIPEL	Pipelines	0.9%
REITS	Real Estate Investment Trust	1.4%
RETAL	Retail	5.6%
SAVLO	Savings & Loans	1.5%
SEMIC	Semiconductors	2.1%
SOFTW	Software	1.7%
TELEC	Telecommunications	1.8%
TEXTI	Textiles	0.4%
TRANS	Transportation	1.4%
TRKLE	Trucking & Leasing	0.1%
WATER	Water	0.2%
	Other**	28.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP UltraSmall-Cap

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (75.1%)
21st Century Insurance Group	INSUR	1,650	$22,028
99 Cents Only Stores *	RETAL	3,750	53,363
A.C. Moore Arts & Crafts, Inc. *	RETAL	1,050	25,967
AAR Corp. *	AEROD	2,550	31,748
Aaron Rents, Inc.	COMSV	2,700	58,752
Abaxis, Inc. *	HEALP	1,350	17,564
Abgenix, Inc. *	PHARM	6,300	62,118
ABM Industries, Inc.	COMSV	2,850	57,428
Acadia Realty TrustREIT	REITS	1,950	28,763
Actuant Corp. *	MISMA	1,650	67,997
Acuity Brands, Inc.	MISMA	2,100	49,917
Adaptec, Inc. *	TELEC	8,100	61,559
Advanced Digital Information Corp. *	COMPU	4,950	43,065
Advisory Board Co. *	COMSV	1,350	45,360
ADVO, Inc.	ADVER	2,100	64,974
Affordable Residential CommunitiesREIT	REITS	1,950	28,470
Agile Software Corp. *	INTER	4,050	32,117
AirTran Holdings, Inc. *	AIRLI	3,450	34,362
AK Steel Holding Corp. *	IRONS	8,400	68,544
Alabama National BanCorp	BANKS	900	53,883
Alamosa Holdings, Inc. *	TELEC	4,950	37,818
Albany International Corp. - Class A	MACDV	1,950	58,130
Albany Molecular Research, Inc. *	COMSV	1,800	17,280
Albemarle Corp.	CHEME	1,350	47,372
Alfa Corp.	INSUR	2,550	35,598
Alkermes, Inc. *	PHARM	5,850	67,509
Allegheny Technologies, Inc.	IRONS	4,200	76,650
Alliance Gaming Corp. *	ENTER	3,900	58,734
Alpharma, Inc.	PHARM	1,650	30,179
Altiris, Inc. *	SOFTW	1,650	52,223
AMC Entertainment, Inc. *	ENTER	2,400	45,936
AMCOL International Corp.	MINIG	1,650	31,548
American Medical Security Group, Inc. *	HEALS	900	28,791
American Medical Systems Holdings, Inc. *	HEALP	1,950	70,727
American States Water Co.	WATER	1,200	29,880
American Woodmark Corp.	HOMEF	900	33,323
AMERIGROUP Corp. *	HEALS	600	33,750
Amis Holdings, Inc. *	SEMIC	2,400	32,448
Amli Residential Properties TrustREIT	REITS	1,950	59,573
AmSurg Corp. *	HEALS	2,250	47,655
Anaren Microwave, Inc. *	TELEC	1,650	22,209
Anchor BanCorp Wisconsin, Inc.	SAVLO	1,500	38,850
Anixter International, Inc.	TELEC	1,950	68,425
ANSYS, Inc. *	SOFTW	1,200	59,675
Anteon International Corp. *	COMPU	1,800	65,970
Anthracite Capital, Inc.REIT	REITS	3,450	38,364
Apogee Enterprises, Inc.	BUILD	2,100	27,153
Apollo Investment Corp.	INVCO	4,800	67,920
Applera Corp. - Celera Genomics Group *	BIOTE	5,550	64,879
Applied Industrial Technologies, Inc.	MACDV	1,350	48,249
Apria Heathcare Group, Inc. *	HEALS	1,800	49,050
AptarGroup, Inc.	MISMA	1,800	79,145

See accompanying notes to the financial statements.

aQuantive, Inc. *	INTER	3,600	34,740
Aquila, Inc. *	ELECT	15,000	46,800
Arbitron, Inc. *	COMSV	1,200	43,932
Arch Chemicals, Inc.	CHEME	1,650	47,108
Arch Wireless, Inc. - Class A *	TELEC	1,350	38,786
Arctic Cat, Inc.	LEISU	1,050	27,248
Argonaut Group, Inc. *	INSUR	1,800	33,606
Ariad Pharmaceuticals, Inc. *	BIOTE	4,050	27,095
Ariba, Inc. *	INTER	3,450	32,223
Arkansas Best Corp.	TRANS	1,650	60,423
Armor Holdings, Inc. *	AEROD	1,800	74,898
Artisan Components, Inc. *	SEMIC	1,800	52,398
Ascential Software Corp. *	SOFTW	4,500	60,614
Atherogenics, Inc. *	PHARM	2,850	93,907
Avanex Corp. *	TELEC	6,150	12,546
Aviall, Inc. *	DISTW	1,800	36,720
Avista Corp.	ELECT	2,400	43,440
Axcelis Technologies, Inc. *	SEMIC	7,350	60,857
Aztar Corp. *	LODGE	1,200	31,800
Baldor Electric Co.	HANMT	2,250	53,235
BancorpSouth, Inc.	BANKS	4,650	106,903
Bandag, Inc.	AUTPE	750	32,850
BankAtlantic Bancorp, Inc. - Class A	SAVLO	1,800	32,976
Banner Corp.	BANKS	750	22,050
Banta Corp.	COMSV	1,050	41,738
BE Aerospace, Inc. *	AEROD	2,850	25,935
Bel Fuse, Inc. - Class B	ELETR	900	29,772
Benchmark Electronics, Inc. *	ELETR	2,850	84,929
Berry Petroleum Co. - Class A	OILGA	1,350	49,586
Beverly Enterprises, Inc. *	HEALS	8,250	62,453
BioMarin Pharmaceutical, Inc. *	PHARM	4,950	25,691
Black Box Corp.	TELEC	1,200	44,340
Black Hills Corp.	ELECT	1,350	37,503
Blue Coat Systems, Inc. *	INTER	750	10,800
Blyth, Inc.	HOUPW	1,500	46,350
Boca Resorts, Inc. - Class A *	LODGE	1,650	30,641
Bone Care International, Inc. *	PHARM	1,200	29,160
Boston Private Financial Holdings, Inc.	BANKS	2,100	52,416
Bowne & Co., Inc.	COMSV	2,700	35,073
Boyd Gaming Corp.	LODGE	1,050	29,558
Brady Corp. - Class A	ELETR	1,350	65,840
Brandywine Realty TrustREIT	REITS	1,800	51,264
Bright Horizons Family Solutions, Inc. *	COMSV	1,050	57,005
Brocade Communications Systems, Inc. *	COMPU	19,650	111,022
Brooks Automation, Inc. *	SEMIC	3,150	44,573
Brown Shoe Company, Inc.	RETAL	1,350	33,831
Brush Engineered Materials, Inc. *	MINIG	1,350	27,959
Buckeye Technologies, Inc. *	FORPP	2,250	25,088
Burlington Coat Factory Wharehouse Corp.	RETAL	1,350	28,661
C&D Technologies, Inc.	ELECE	1,650	31,383
C-COR.net Corp. *	TELEC	3,300	27,885
Cabot Microelectronics Corp. *	CHEME	1,650	59,813
California Pizza Kitchen, Inc. *	RETAL	1,500	32,775
California Water Service Group	WATER	1,200	35,244
Callaway Golf Co.	LEISU	4,650	49,150
Calpine Corp. *	ELECT	31,950	92,655
Cambrex Corp.	BIOTE	1,800	39,510
Capital City Bank Group, Inc.	BANKS	750	29,033
Caraustar Industries, Inc. *	FORPP	2,250	37,733
Carpenter Technology Corp.	IRONS	1,500	71,610
Cascade Bancorp	BANKS	1,350	26,190
Cascade Corp.	MACDV	750	20,820

See accompanying notes to the financial statements.

Casella Waste Systems, Inc. *	ENVIR	1,500	17,760
Casey’s General Stores, Inc.	RETAL	3,900	72,500
Cash America International, Inc.	RETAL	2,250	55,035
Catalina Marketing Corp.	ADVER	3,600	83,088
Cathay Bancorp, Inc. *	BANKS	3,300	122,726
Cato Corp. - Class A	RETAL	1,500	33,375
Cell Therapeutics, Inc. *	PHARM	3,900	26,754
Centene Corp. *	HEALS	1,500	63,870
Central Pacific Financial Corp.	BANKS	1,617	44,508
Central Parking Corp.	COMSV	1,350	17,847
Century Aluminum Co. *	MINIG	1,350	37,436
CH Energy Group, Inc.	ELECT	1,200	54,960
Champion Enterprises, Inc. *	HOMEB	4,800	49,392
Charles River Associates, Inc. *	COMSV	750	28,718
Charming Shoppes, Inc. *	RETAL	8,850	63,012
Charter Communications, Inc. - Class A *	MEDIA	20,700	55,062
Charter Muni. Mortgage Acceptance Co.	DIVFS	2,700	59,373
Chattem, Inc. *	COSPC	1,350	43,538
Checkpoint Systems, Inc. *	ELETR	2,550	39,704
Chemical Financial Corp.	BANKS	1,800	65,736
Cheniere Energy, Inc. *	OILGA	1,500	29,640
Chesapeake Corp.	PACCO	1,500	36,030
Chiquita Brands International, Inc. *	FOOD	2,700	47,007
Chittenden Corp.	BANKS	2,029	55,283
Chordiant Software, Inc. *	INTER	5,550	16,151
Christopher & Banks Corp.	RETAL	2,550	40,826
Churchill Downs, Inc.	ENTER	600	23,490
Ciber, Inc. *	COMPU	3,900	29,328
Cimarex Energy Co. *	OILGA	2,850	99,578
Cincinnati Bell, Inc. *	TELEC	18,900	65,960
Circor International, Inc.	METFH	1,200	23,400
Citizens Banking Corp.	BANKS	3,300	107,480
City Holding Co.	BANKS	1,350	44,402
CKE Restaurants, Inc. *	RETAL	4,050	44,753
Clarcor, Inc.	MISMA	1,050	50,054
CLECO Corp.	ELECT	3,450	59,478
CMGI, Inc. *	INTER	28,950	35,030
CMS Energy Corp. *	ELECT	10,200	97,103
CNET Networks, Inc. *	INTER	8,550	78,232
Coeur d’Alene Mines Corp. *	MINIG	16,500	78,209
Cognex Corp.	MACDV	3,000	78,599
Coherent, Inc. *	ELETR	2,250	58,365
Cohu, Inc.	SEMIC	1,650	24,387
Cole National Corp. *	RETAL	1,050	29,096
Commerce Group, Inc.	INSUR	1,650	79,860
Commercial Federal Corp.	SAVLO	2,100	56,658
Commercial Metals Co.	METFH	1,950	77,453
Commercial NET Lease RealtyREIT	REITS	3,600	65,592
Commscope, Inc. *	TELEC	1,650	35,640
Community Bank System, Inc.	BANKS	1,950	49,004
Community Banks, Inc.	BANKS	750	21,743
Community Trust Bancorp, Inc.	BANKS	900	27,972
Compass Minerals International, Inc.	MINIG	1,200	26,640
CompuCredit Corp. *	DIVFS	1,500	27,930
Comstock Resources, Inc. *	OILGA	1,800	37,656
Conceptus, Inc. *	HEALP	1,950	18,077
Concur Technologies, Inc. *	SOFTW	1,950	20,456
CONMED Corp. *	HEALP	2,250	59,175
Consolidated Graphics, Inc. *	COMSV	900	37,710
Contenital Airlines, Inc. - Class B *	AIRLI	4,200	35,784
Cooper Tire & Rubber Co.	AUTPE	3,600	72,612
Cornerstone Realty Income Trust, Inc.REIT	REITS	3,900	38,064

See accompanying notes to the financial statements.

Corporate Office Properties TrustREIT	REITS	2,250	57,645
Correctional Properties TrustREIT	REITS	900	24,570
Corrections Corp. of America *	COMSV	2,400	84,863
Corus Bankshares, Inc.	BANKS	1,200	51,756
Corvis Corp. *	TELEC	30,000	24,000
CoStar Group, Inc. *	COMSV	1,200	59,027
Cousins Properties, Inc.REIT	REITS	1,800	61,758
Cray, Inc. *	COMPU	6,600	23,298
Credence Systems Corp. *	SEMIC	6,300	45,360
Crompton Corp.	CHEME	8,850	83,987
Cross Country Healthcare, Inc. *	COMSV	1,800	27,900
Crown Holdings, Inc. *	PACCO	8,250	85,057
CSK Auto Corp. *	RETAL	3,150	41,958
Cti Molecular Imaging, Inc. *	HEALP	2,400	19,368
Cubic Corp.	ELETR	1,200	27,480
Cubist Pharmaceuticals, Inc. *	PHARM	3,150	31,122
Cuno, Inc. *	MISMA	1,350	77,963
Curtiss-Wright Corp.	AEROD	1,500	85,844
CV Therapeutics, Inc. *	PHARM	2,400	30,000
CVB Financial Corp.	BANKS	2,850	63,327
Datascope Corp.	HEALP	900	33,570
Decode Genetics, Inc. *	BIOTE	3,750	28,238
Delphi Financial Group, Inc. - Class A	INSUR	750	30,128
Delta Air Lines, Inc. *	AIRLI	8,250	27,143
Deltic Timber Corp.	FORPP	750	29,843
Denbury Resources, Inc. *	OILGA	2,100	53,340
Dendrite International, Inc. *	SOFTW	2,850	45,942
DHB Industries, Inc. *	APPAR	1,500	21,300
Diagnostic Products Corp.	HEALP	1,500	61,305
Dick’s Sporting Goods, Inc. *	RETAL	2,250	80,144
Digital River, Inc. *	INTER	2,250	67,004
Digital Theater Systems, Inc. *	HOMEF	1,350	24,638
Digitas, Inc. *	INTER	4,200	32,466
Dime Community Bancshares, Inc.	SAVLO	2,400	40,320
Dionex Corp. *	ELETR	1,500	82,049
Direct General Corp.	INSUR	1,200	34,704
Discovery Laboratories, Inc. *	PHARM	3,600	24,120
Ditech Communications Corp. *	TELEC	2,250	50,378
DJ Orthopedics, Inc. *	HEALP	1,350	23,828
Dobson Communications Corp. *	TELEC	8,400	11,172
Dollar Thrifty Automotive Group, Inc. *	COMSV	1,650	40,145
Downey Financial Corp.	SAVLO	1,050	57,708
Drew Industries, Inc. *	BUILD	600	21,510
DRS Technologies, Inc. *	AEROD	1,200	44,928
Dyax Corp. *	PHARM	1,950	14,898
Dycom Industries, Inc. *	ENGCO	2,400	68,136
Eagle Materials - Class A	BUILD	1,200	85,560
EarthLink, Inc. *	INTER	10,350	106,604
Eastgroup Properties, Inc.REIT	REITS	1,350	44,820
Eclipsys Corp. *	SOFTW	2,850	44,460
EDO Corp.	AEROD	1,200	33,300
eFunds Corp. *	SOFTW	3,450	64,135
El Paso Electric Co. *	ELECT	3,450	55,442
Electro Scientific Industries, Inc. *	ELETR	2,100	36,435
ElkCorp	BUILD	1,500	41,640
Emmis Communications Corp. *	MEDIA	3,300	59,598
Empire District Electric Co.	ELECT	1,800	36,990
Emulex Corp. *	SEMIC	5,400	62,207
Encore Acquisition Co. *	OILGA	1,650	56,925
Encysive Pharmaceuticals, Inc. *	BIOTE	4,050	36,572
EnPro Industries, Inc. *	MISMA	1,650	39,831
Enterasys Networks, Inc. *	TELEC	16,200	25,920

See accompanying notes to the financial statements.

Entertainment Properties TrustREIT	REITS	1,500	56,700
Entravision Communications Corp. *	MEDIA	3,750	28,538
Entrust Technologies, Inc. *	INTER	4,950	12,524
Enzo Biochem, Inc. *	BIOTE	1,800	27,000
Epicor Software Corp. *	SOFTW	3,000	36,090
Equity Inns, Inc.REIT	REITS	3,450	34,086
Equity One, Inc.REIT	REITS	2,250	44,145
eResearch Technology, Inc. *	INTER	2,400	31,992
ESCO Technologies, Inc. *	MISMA	1,050	71,148
ESS Technology, Inc. *	SEMIC	2,550	17,468
Essex Property Trust, Inc.REIT	REITS	750	53,888
Esterline Technologies Corp. *	AEROD	1,650	50,474
Ethan Allen Interiors, Inc.	HOMEF	750	26,063
Excel Technology, Inc. *	ELETR	900	23,238
Exelixis, Inc. *	BIOTE	4,800	38,688
Exide Technologies *	AUTPE	1,800	28,530
ExpressJet Holdings, Inc. *	AIRLI	2,850	28,529
F.N.B. Corp.	BANKS	2,100	46,473
FBL Financial Group, Inc. - Class A	INSUR	900	23,571
FelCor Lodging Trust, Inc.REIT *	REITS	3,750	42,413
Ferro Corp.	CHEME	2,100	45,801
Fidelity Bankshares, Inc.	SAVLO	1,050	39,050
Filenet Corp. *	SOFTW	2,700	47,142
Financial Federal Corp. *	DIVFS	1,050	39,354
Finisar Corp. *	TELEC	12,750	16,575
Finish Line, Inc. - Class A	RETAL	1,500	46,380
First BanCorp	BANKS	2,400	115,919
First Charter Corp.	BANKS	2,250	54,383
First Citizens BancShares, Inc. - Class A	BANKS	450	53,100
First Commonwealth Financial Corp.	BANKS	5,400	73,494
First Community Bancorp - Class A	BANKS	1,050	43,050
First Community Bancshares, Inc.	BANKS	750	24,638
First Federal Capital Corp.	SAVLO	1,500	45,360
First Financial Bancorp	BANKS	2,700	46,116
First Financial Bankshares, Inc.	BANKS	1,050	42,168
First Financial Corp.	BANKS	1,050	32,991
First Financial Holdings, Inc.	SAVLO	900	28,134
First Health Group Corp. *	COMSV	5,850	94,126
First Horizon Pharmaceutical Corp. *	PHARM	1,950	39,020
First Industrial Realty Trust, Inc.REIT	REITS	1,950	71,955
First Merchants Corp.	BANKS	1,500	36,977
First National Bancshares of Florida	BANKS	3,600	88,380
First Republic Bank	BANKS	1,050	48,300
FirstFed Financial Corp. *	SAVLO	1,050	51,324
Fisher Communications, Inc. *	MEDIA	450	21,600
Florida East Coast Industries, Inc.	TRANS	1,650	61,958
Flowers Foods, Inc.	FOOD	2,400	62,040
Flushing Financial Corp.	SAVLO	1,350	25,664
Forest Oil Corp. *	OILGA	1,950	58,734
Formfactor, Inc. *	SEMIC	2,100	40,677
Franklin Electric Co., Inc.	HANMT	1,200	47,520
Fred’s, Inc.	RETAL	3,000	53,880
Frontier Financial Corp. *	BANKS	1,200	42,360
FTI Consulting, Inc. *	COMSV	2,850	53,865
Fuller (H.B.) Co.	CHEME	1,950	53,430
Furniture Brands International, Inc.	HOMEF	1,500	37,620
G & K Services, Inc.	TEXTI	1,350	53,649
Gables Residential TrustREIT	REITS	750	25,613
Gardner Denver, Inc. *	MACDV	1,350	37,220
Gartner Group, Inc. *	COMSV	3,450	40,331
Gateway, Inc. *	COMPU	17,100	84,645
GATX Corp.	TRKLE	1,650	43,989

See accompanying notes to the financial statements.

Gaylord Entertainment Co. *	ENTER	1,800	55,800
GenCorp, Inc.	AEROD	2,700	36,585
General Cable Corp. *	ELECE	3,000	31,920
General Communication, Inc. - Class A *	TELEC	3,450	31,223
Genesee & Wyoming, Inc. - Class A *	TRANS	1,200	30,384
Genesis Healthcare Corp. *	HEALS	1,500	45,615
Gentiva Health Services, Inc. *	HEALS	1,950	31,922
Geron Corp. *	BIOTE	3,450	20,666
Getty Realty Corp.REIT	REITS	1,350	35,397
Gibraltar Steel Corp.	IRONS	1,200	43,392
Glacier Bancorp, Inc. *	BANKS	1,950	56,862
Glatfelter (P.H.) Co.	FORPP	2,250	27,878
Glimcher Realty TrustREIT	REITS	2,550	61,965
Global Industries, Ltd. *	OILGS	6,300	38,934
Global Power Equipment Group, Inc. *	MACDV	2,550	18,896
Golden Telecom, Inc.	TELEC	1,050	29,957
Goodyear Tire & Rubber Co. *	AUTPE	10,800	115,992
Granite Construction, Inc.	ENGCO	1,200	28,680
Graphic Packaging Corp. *	PACCO	5,100	33,048
Gray Television, Inc.	MEDIA	3,450	41,055
Greif Brothers Corp. - Class A	PACCO	1,050	44,258
Grey Wolf, Inc. *	OILGA	14,400	70,416
Group 1 Automotive, Inc. *	RETAL	1,200	32,736
Guitar Center, Inc. *	RETAL	1,650	71,444
Gymboree Corp. *	APPAR	2,400	34,560
Hancock Holding Co.	BANKS	2,100	66,759
Handelman Co.	DISTW	1,800	36,828
Hanover Compressor Co. *	OILGS	3,600	48,420
Harbor Florida Bancshares, Inc.	SAVLO	1,650	51,315
Harland (John H.) Co.	HOUPW	1,950	61,133
Harleysville National Corp.	BANKS	1,950	47,795
Harris Interactive, Inc. *	INTER	3,750	24,713
Harvest Natural Resources, Inc. *	OILGA	2,700	44,820
Haverty Furniture Companies, Inc.	RETAL	1,500	26,310
Hayes Lemmerz International, Inc. *	AUTPE	2,850	28,956
Healthcare Realty Trust, Inc.REIT	REITS	2,100	81,983
Heartland Express, Inc.	TRANS	3,600	66,420
Hecla Mining Co. *	MINIG	9,150	68,075
HEICO Corp.	AEROD	1,500	26,520
Helmerich & Payne, Inc.	OILGA	2,400	68,856
Hibbett Sporting Goods, Inc. *	RETAL	1,800	36,882
Highland Hospitality Corp.REIT	REITS	2,700	30,780
Highwoods Properties, Inc.REIT	REITS	3,750	92,287
Hollinger International, Inc.	MEDIA	3,450	59,651
Holly Corp.	OILGA	1,500	38,250
Hologic, Inc. *	HEALP	1,500	28,905
Home Properties Of New York, Inc.REIT	REITS	1,200	47,472
HomeStore, Inc. *	INTER	7,350	16,979
Hooper Holmes, Inc.	COMSV	4,350	19,488
Horace Mann Educators Corp.	INSUR	2,850	50,103
Hot Topic, Inc. *	RETAL	3,750	63,899
Hudson River Bancorp, Inc.	SAVLO	2,400	45,552
Human Genome Sciences, Inc. *	BIOTE	8,850	96,553
Hydril Co. *	OILGS	1,200	51,540
Hypercom Corp. *	TELEC	3,900	28,782
IBERIABANK Corp.	BANKS	450	25,974
Identix, Inc. *	ELETR	6,750	44,955
IDEX Corp.	MACDV	2,851	96,802
IDX Systems Corp. *	SOFTW	1,650	53,543
IHOP Corp.	RETAL	1,650	63,046
II-VI, Inc.	ELETR	900	31,509
Imation Corp.	COMPU	2,400	85,416

See accompanying notes to the financial statements.

IMC Global, Inc. *	CHEME	5,850	101,731
IMPAC Mortgage Holdings, Inc.REIT *	REITS	2,700	71,010
Impax Laboratories, Inc. *	PHARM	3,750	57,600
Incyte Genomics, Inc. *	BIOTE	4,650	44,780
Independent Bank Corp. - Massachusetts	BANKS	1,200	37,092
Independent Bank Corp. - Michigan	BANKS	1,350	36,450
Infinity Property & Casualty Corp.	INSUR	1,650	48,725
InFocus Corp. *	COMPU	3,000	27,480
Informatica Corp. *	SOFTW	6,600	38,610
infoUSA, Inc. *	SOFTW	2,400	21,384
InnKeepers U.S.A TrustREIT	REITS	2,550	31,722
Insight Communications Co., Inc. *	MEDIA	3,450	30,360
Insituform Technologies, Inc. - Class A *	ENGCO	2,100	39,207
Integra Bank Corp.	BANKS	1,200	26,040
Integrated Device Technology, Inc. *	SEMIC	4,500	42,885
Integrated Silicon Solution, Inc. *	SEMIC	2,700	19,629
Interactive Data Corp. *	COMSV	2,850	53,637
Interdigital Communications Corp. *	TELEC	4,050	66,095
Interface, Inc. *	OFFFU	3,450	27,669
Internet Capital Group, Inc. *	INTER	3,000	19,380
Internet Security Systems, Inc. *	INTER	2,850	48,449
Interstate Bakeries Corp.	FOOD	3,150	13,073
InterVoice-Brite, Inc. *	COMPU	2,700	29,079
Interwoven, Inc. *	INTER	3,150	22,806
Intrado, Inc. *	TELEC	1,350	13,649
Intuitive Surgical, Inc. *	HEALP	2,550	63,113
Invacare Corp.	HEALP	1,800	82,799
Inveresk Research Group, Inc. *	HEALS	2,250	83,002
Inverness Medical Innovation, Inc. *	HEALP	1,050	21,840
Investors Real Estate TrustREIT	REITS	3,150	31,532
Iomega Corp.	COMPU	3,900	18,135
Ionics, Inc. *	ENVIR	1,350	36,450
Ipass, Inc. *	INTER	3,450	20,666
Ipayment, Inc. *	COMSV	750	30,120
Irwin Financial Corp.	BANKS	1,350	34,857
ISIS Pharmaceuticals, Inc. *	PHARM	4,050	19,845
Jack in the Box, Inc. *	RETAL	1,350	42,836
Jacuzzi Brands, Inc. *	MISMA	5,850	54,405
JAKKS Pacific, Inc. *	TOYGH	1,950	44,850
Jarden Corp. *	HOUPW	1,800	65,682
JLG Industries, Inc.	MECCM	3,000	50,400
Jo-Ann Stores, Inc. *	RETAL	1,500	42,060
Jones Lang LaSalle, Inc. *	REALE	2,100	69,321
Journal Register Co. *	MEDIA	3,000	56,700
Joy Global, Inc.	MECCM	3,750	128,925
K-V Pharmaceutical Co. *	PHARM	2,700	48,330
K2, Inc. *	LEISU	2,400	34,344
Kadant, Inc. *	MACDV	1,050	19,278
Kansas City Southern Industries, Inc. *	TRANS	3,000	45,510
Kaydon Corp.	METFH	1,950	56,102
KCS Energy, Inc. *	OILGA	3,750	52,163
Keane, Inc. *	SOFTW	3,450	52,992
Kellwood Co.	APPAR	1,500	54,675
Kelly Services, Inc. - Class A	COMSV	1,350	36,059
Kennametal, Inc.	HANMT	2,550	115,132
Kensey Nash Corp. *	HEALP	750	19,643
Key Energy Group *	OILGS	6,000	66,300
Keystone Automotive Industries, Inc. *	AUTPE	1,200	26,400
KFx, Inc. *	ENEAS	3,300	25,443
Kilroy Realty Corp.REIT	MINIG	900	34,227
Kimball International, Inc. - Class B	HOMEF	1,650	22,902
Kindred Healthcare, Inc. *	HEALS	2,100	51,240

See accompanying notes to the financial statements.

Kirby Corp. *	TRANS	1,650	66,248
Knight Trading Group, Inc. *	DIVFS	8,850	81,686
Knight Transportation, Inc. *	TRANS	2,850	61,047
Kopin Corp. *	SEMIC	5,400	21,978
Korn/Ferry International *	COMSV	2,400	43,752
Kramont Realty TrustREIT	REITS	1,800	33,480
Kronos, Inc. *	COMPU	1,950	86,365
La Quinta Corp. *	LODGE	14,400	112,319
La-Z-Boy, Inc.	HOMEF	3,600	54,647
LabOne, Inc. *	HEALS	1,350	39,461
Labor Ready, Inc. *	COMSV	2,700	37,854
Laclede Group, Inc.	GAS	1,650	48,230
Laidlaw International *	TRANS	6,750	111,037
Lancaster Colony Corp.	MISMA	2,100	88,546
Lance, Inc.	FOOD	1,950	31,493
Landauer, Inc.	COMSV	750	35,198
Landstar System, Inc. *	TRANS	2,250	132,029
Lasalle Hotel PropertiesREIT	REITS	2,100	57,960
Lattice Semiconductor Corp. *	SEMIC	8,700	42,717
Lawson Software, Inc. *	SOFTW	4,200	23,520
Lennox International, Inc.	BUILD	3,150	47,061
Levitt Corp. – Class A	HOMEB	1,200	28,152
Lexicon Genetics, Inc. *	BIOTE	4,800	31,632
Libbey, Inc.	HOUSE	1,050	19,635
Lifecell Corp. *	BIOTE	2,250	22,500
Ligand Pharmaceuticals, Inc. - Class B *	PHARM	5,400	54,108
Lincoln Electric Holdings, Inc.	HANMT	2,550	79,968
Lindsay Manufacturing Co.	MACDV	900	24,147
Linens ‘n Things, Inc. *	RETAL	1,800	41,706
Lionbridge Technologies, Inc. *	INTER	3,600	30,924
Lithia Motors, Inc. - Class A	RETAL	1,050	22,323
Littelfuse, Inc. *	ELECE	1,650	56,975
LKQ Corp. *	DISTW	1,050	19,184
LNR Property Corp.	REALE	450	27,860
Longview Fibre Co.	FORPP	3,900	59,474
Luminex Corp. *	HEALP	2,100	14,973
M/I Schottenstein Homes, Inc.	HOMEB	750	31,830
Macdermid, Inc.	CHEME	2,100	60,816
Macrovision Corp. *	ENTER	3,300	79,464
Magellan Health Services, Inc. *	COMSV	2,100	76,775
Magnum Hunter Resources, Inc. *	OILGA	4,800	55,392
Maguire Properties, Inc.REIT	REITS	2,250	54,698
Manitowoc Co.	MACDV	1,800	63,827
ManTech International Corp. - Class A *	SOFTW	1,350	25,272
Manufactured Home Communities, Inc.REIT	REITS	1,200	39,888
Marcus Corp.	LODGE	1,500	29,205
MarineMax, Inc. *	RETAL	900	20,268
MascoTech, Inc. (a) *	DVMOP	1,386	0
MatrixOne, Inc. *	INTER	3,750	18,975
Matthews International Corp. - Class A	MISMA	2,550	86,393
Mattson Technology, Inc. *	SEMIC	3,000	23,070
Maverick Tube Corp. *	OILGS	1,050	32,351
Maximus, Inc. *	COMSV	1,350	38,894
MB Financial, Inc.	BANKS	1,350	53,514
McDATA Corp. - Class A *	COMPU	9,000	45,270
McGrath Rentcorp *	COMSV	750	27,413
Medarex, Inc. *	PHARM	6,150	45,387
Mentor Corp.	HEALP	3,150	106,091
Mercury Computer Systems, Inc. *	COMPU	1,650	44,418
MeriStar Hospitality Corp.REIT *	REITS	6,750	36,788
Metal Management, Inc. *	ENVIR	1,350	24,543
Metals USA, Inc. *	METFH	1,500	26,610

See accompanying notes to the financial statements.

Methode Electronics, Inc. - Class A	ELETR	2,700	34,533
Metrocall Holdings, Inc. *	TELEC	450	29,183
MFA Mortgage Investments, Inc.REIT *	REITS	5,250	48,353
MGE Energy, Inc.	ELECT	1,500	47,730
Micromuse, Inc. *	SOFTW	6,000	22,080
Micros Systems, Inc. *	COMPU	1,200	60,084
Mid-State Bancshares	BANKS	1,800	46,314
Millennium Chemicals, Inc. *	CHEME	4,200	89,081
Mindspeed Technologies, Inc. *	SEMIC	7,650	15,300
Mine Safety Appliances Co.	ENVIR	1,650	67,188
Modine Manufacturing Co.	AUTPE	1,800	54,198
Molina Healthcare, Inc. *	HEALS	750	26,625
Monaco Coach Corp.	HOMEB	1,800	38,970
Moog, Inc. - Class A *	AEROD	1,950	70,785
MPS Group, Inc. *	COMSV	7,500	63,074
MTS Systems Corp.	COMPU	1,650	35,063
Mueller Industries, Inc.	METFH	1,800	77,310
Myers Industries, Inc.	MISMA	1,650	18,068
Mykrolis Corp. *	SEMIC	3,150	31,721
Nabi Biopharmaceuticals *	PHARM	4,500	60,210
Nara Bancorp, Inc.	BANKS	1,350	27,203
National Financial Partners	DIVFS	2,550	91,239
National Health Investors, Inc.REIT	REITS	1,800	51,192
National Penn Bancshares, Inc.	BANKS	1,800	57,546
National Western Life Ins. Co. - Class A *	INSUR	150	24,435
Nationwide Health Properties, Inc.REIT	REITS	4,800	99,599
Navigant Consulting Co. *	COMSV	3,450	75,761
NBT Bancorp, Inc.	BANKS	2,550	59,747
NCI Building Systems, Inc *	BUILD	1,350	43,065
NCO Group, Inc. *	COMSV	2,100	56,595
NDCHealth Corp.	SOFTW	1,200	19,260
Newcastle Investment Corp.REIT	REITS	2,250	69,075
Newpark Resources, Inc. *	OILGS	6,450	38,700
NMS Communications Corp. *	TELEC	3,600	17,568
North Pittsburgh Systems, Inc.	TELEC	1,200	24,852
Northwest Airlines Corp. - Class A *	AIRLI	5,250	43,103
Northwest Bancorp, Inc.	SAVLO	1,500	34,005
Northwest Natural Gas Co.	GAS	2,100	66,633
NS Group, Inc. *	METFH	1,350	24,975
Nu Skin Enterprises, Inc.	RETAL	3,750	88,162
Nuvelo, Inc. *	PHARM	2,250	22,230
Oceaneering International, Inc. *	OILGS	1,950	71,837
Octel Corp.	CHEME	900	19,116
Ocular Sciences, Inc. *	HEALP	1,500	71,955
Ocwen Financial Corp. *	SAVLO	3,000	27,450
Odyssey Healthcare, Inc. *	HEALS	2,850	50,588
Offshore Logistics, Inc. *	TRANS	1,500	51,630
Ohio Casualty Corp. *	INSUR	4,650	97,324
Oil States International, Inc. *	OILGS	2,250	42,075
Old Dominion Freight Line, Inc. *	TRANS	1,200	34,572
Old National Bancorp	BANKS	4,350	108,053
Old Second Bancorp, Inc.	BANKS	900	25,173
OM Group, Inc. *	CHEME	1,650	60,324
Omega Helthcare Investors, Inc.REIT	REITS	3,600	38,736
ON Semiconductor Corp. *	SEMIC	9,300	29,109
Onyx Pharmaceuticals, Inc. *	PHARM	1,950	83,869
Open Solutions, Inc. *	SOFTW	900	22,473
Opsware, Inc. *	INTER	3,900	21,879
OraSure Technologies, Inc. *	HEALP	3,000	18,900
Orbital Sciences Corp. *	AEROD	3,300	37,686
Oriental Financial Group, Inc.	BANKS	1,350	36,531
OrthoLogic Corp. *	HEALP	2,700	19,008

See accompanying notes to the financial statements.

Oscient Pharmaceuticals Corp. *	BIOTE	4,650	16,508
Otter Tail Power Co.	ELECT	1,950	49,725
Overseas Shipholding Group, Inc.	TRANS	750	37,230
Overstock.com, Inc. *	INTER	900	33,057
Owens & Minor, Inc.	DISTW	2,850	72,390
Oxford Industries, Inc.	APPAR	1,050	39,113
P.F. Chang’s China Bistro, Inc. *	RETAL	1,200	58,188
Pacific Capital Bancorp	BANKS	3,450	102,050
Packeteer, Inc. *	SOFTW	2,550	27,566
PalmOne, Inc. *	COMPU	1,950	59,358
Par Pharmaceutical Companies, Inc. *	PHARM	600	21,558
Parametric Technology Corp. *	SOFTW	20,550	108,503
PAREXEL International Corp. *	COMSV	1,950	38,220
Park National Corp.	BANKS	900	114,506
Parker Drilling Co. *	OILGA	7,200	26,424
Paxar Corp. *	ELETR	2,700	61,236
Payless ShoeSource, Inc. *	RETAL	4,650	47,105
Pediatrix Medical Group, Inc. *	HEALS	1,500	82,274
Peet’s Coffee & Tea, Inc. *	BEVER	900	21,051
Penn Virginia Corp.	OILGA	1,350	53,447
Pennsylvania REIT	REITS	2,100	81,185
Pep Boys-Manny, Moe & Jack	RETAL	1,800	25,200
Per-Se Technologies, Inc. *	SOFTW	1,800	24,696
Perot Systems Corp. - Class A *	COMPU	5,850	93,950
Perrigo Co.	PHARM	4,650	95,557
PFF Bancorp, Inc.	SAVLO	750	28,703
Pharmos Corp. *	PHARM	6,750	19,440
Philadelphia Consolidated Holding Corp. *	INSUR	1,350	74,412
Pinnacle Entertainment, Inc. *	ENTER	2,700	37,260
Pixelworks, Inc. *	SEMIC	3,150	31,532
Plains Exploration & Production Co. *	OILGA	4,500	107,369
Plug Power, Inc. *	ENEAS	3,750	24,038
PNM Resources, Inc.	ELECT	3,600	81,036
PolyOne Corp. *	CHEME	7,050	53,016
Post Properties, Inc.REIT	REITS	3,000	89,699
Powerwave Technologies, Inc. *	TELEC	4,950	30,492
Prentiss Properties TrustREIT	REITS	2,250	81,000
Presidential Life Corp.	INSUR	1,650	28,347
Price Communications Corp. *	TELEC	2,700	41,175
Price Legacy Corp.REIT	REITS	1,650	31,268
Prime Hospitality Corp. *	LODGE	2,850	34,685
PRIMEDIA, Inc. *	MEDIA	10,200	23,970
Primus Telecommunications Group, Inc. *	TELEC	5,700	8,379
Priority Healthcare Corp. - Class B *	PHARM	2,250	45,338
PrivateBancorp, Inc.	BANKS	1,200	32,352
ProAssurance Corp. *	INSUR	1,950	68,289
ProQuest Co. *	INTER	1,800	46,260
Prosperity Bancshares, Inc.	BANKS	1,200	32,064
Provident Bankshares Corp.	BANKS	2,550	85,553
Provident Financial Services, Inc.	SAVLO	4,200	72,449
Province Healthcare Co. *	HEALS	3,450	72,174
PS Business Parks, Inc.REIT	REITS	900	35,865
PSS World Medical, Inc. *	HEALP	5,250	52,710
Pulitzer, Inc.	MEDIA	600	29,640
Quanta Services, Inc. *	COMSV	5,550	33,578
Quantum Corp. *	COMPU	13,800	31,878
R & G Financial Corp. - Class B	BANKS	1,950	75,368
RailAmerica, Inc. *	TRANS	2,700	29,835
RAIT Investment TrustREIT	REITS	1,500	41,025
Ralcorp Holdings, Inc. *	FOOD	1,950	70,394
Range Resources Corp.	OILGA	5,250	91,822
RARE Hospitality International, Inc. *	RETAL	2,550	67,957

See accompanying notes to the financial statements.

RC2 Corp. *	TOYGH	1,050	34,545
Reader’s Digest Association, Inc.	MEDIA	5,250	76,597
RealNetworks, Inc. *	INTER	8,550	39,843
Realty Income Corp.REIT	REITS	1,950	87,808
Red Robin Gourmet Burgers, Inc. *	RETAL	900	39,303
Regal-Beloit Corp.	HANMT	1,950	47,171
Reliance Steel & Aluminum Co.	IRONS	1,350	53,595
Revlon, Inc. - Class A *	COSPC	11,250	28,350
RF Micro Devices, Inc. *	TELEC	13,200	83,687
RLI Corp.	INSUR	1,500	56,325
Rock-Tenn Co.	FORPP	2,250	35,415
Rogers Corp. *	ELETR	1,200	50,988
RTI International Metals, Inc. *	MINIG	1,650	31,961
Ruddick Corp.	FOOD	2,550	50,082
Russell Corp.	APPAR	2,250	37,890
Ryan’s Restaurant Group, Inc. *	RETAL	3,300	48,972
Ryerson Tull, Inc.	IRONS	1,800	30,906
S & T Bancorp, Inc.	BANKS	1,800	64,278
S1 Corp. *	INTER	5,400	43,092
Safeguard Scientifics, Inc. *	SOFTW	9,150	17,111
SafeNet, Inc. *	TELEC	1,800	47,484
Saga Communications, Inc. *	MEDIA	1,200	20,340
Salix Pharmaceuticals, Ltd. *	PHARM	2,700	58,104
Sandy Spring Bancorp, Inc.	BANKS	1,050	34,335
Sapient Corp. *	INTER	6,000	45,780
Scansoft, Inc. *	SOFTW	6,150	25,092
ScanSource, Inc. *	DISTW	900	57,420
Schweitzer-Mauduit International, Inc.	FORPP	900	29,160
SCP Pool Corp.	DISTW	4,050	108,296
SEACOR SMIT, Inc. *	OILGS	1,200	56,100
Secure Computing Corp. *	INTER	2,700	20,493
Select Comfort Corp. *	RETAL	2,550	46,410
Select Medical Corp.	HEALS	6,000	80,580
Sensient Technologies Corp.	CHEME	3,300	71,412
Sequa Corp. - Class A *	AEROD	450	23,495
SERENA Software, Inc. *	SOFTW	1,950	32,624
Shaw Group, Inc. *	ENGCO	4,200	50,400
Shopko Stores, Inc. *	RETAL	2,250	39,173
Sierra Pacific Resources *	ELECT	8,100	72,495
Silgan Holdings, Inc.	PACCO	900	41,670
Silicon Graphics, Inc. *	COMPU	20,100	28,743
Silicon Image, Inc. *	SEMIC	5,700	72,047
Silicon Storage Technology, Inc. *	COMPU	6,000	38,220
Siliconix, Inc. *	SEMIC	450	16,124
Simmons First National Corp. - Class A	BANKS	1,200	30,696
Simpson Manufacturing Co., Inc.	BUILD	1,350	85,320
Sinclair Brodcast Group - Class A	MEDIA	3,450	25,185
Six Flags, Inc. *	ENTER	6,600	35,904
SkyWest, Inc.	AIRLI	4,500	67,724
Skyworks Solutions, Inc. *	SEMIC	10,050	95,474
Sola International, Inc. *	HEALP	2,100	40,005
Sonic Automotive, Inc.	RETAL	1,800	36,090
Sonic Solutions *	ELETR	1,350	22,032
SonoSite, Inc. *	HEALP	1,200	31,260
Sotheby’s Holdings, Inc. - Class A *	COMSV	2,850	44,802
Southern Union Co. *	GAS	2,700	55,350
Southwest Gas Corp.	GAS	2,400	57,480
Southwestern Energy Co. *	OILGA	2,400	100,775
Spartech Corp.	CHEME	1,950	48,945
Speedway Motorsports, Inc.	ENTER	1,200	39,996
Spherion Corp. *	COMSV	4,650	36,363
SRA International, Inc. - Class A *	COMPU	750	38,670

See accompanying notes to the financial statements.

St. Mary Land & Exploration Co.	OILGA	1,950	77,630
Standard Microsystems Corp. *	SEMIC	1,350	23,639
Standex International Corp.	MISMA	900	22,050
StarTek, Inc.	COMSV	900	28,224
State Auto Financial Corp.	INSUR	1,050	30,398
STERIS Corp. *	HEALP	3,450	75,693
Sterling Bancorp	BANKS	1,050	28,403
Sterling Bancshares, Inc.	BANKS	3,450	46,403
Sterling Financial Corp. - Pennsylvania	BANKS	1,650	44,286
Sterling Financial Corp. - Spokane *	SAVLO	1,800	63,432
Stewart & Stevenson Services, Inc.	MACDV	2,250	39,758
Stewart Enterprises, Inc. - Class A *	COMSV	8,250	57,338
Strayer Education, Inc.	COMSV	1,050	120,760
Stride Rite Corp.	APPAR	3,000	30,750
Suffolk Bancorp	BANKS	900	27,153
Summit Properties, Inc.REIT	REITS	1,950	52,748
Superior Energy Services, Inc. *	OILGS	4,200	54,264
SureWest Communications	TELEC	1,050	30,104
Susquehanna Bancshares, Inc.	BANKS	3,600	88,560
Swift Energy Co. *	OILGA	1,800	43,128
Sybron Dental Special, Inc. *	HEALP	3,000	89,069
Sycamore Networks, Inc. *	TELEC	13,350	50,463
Symmetricom, Inc. *	TELEC	3,450	32,637
Take-Two Interactive Software, Inc. *	SOFTW	2,250	73,912
TALX Corp.	COMPU	1,050	24,245
Taubman Centers, Inc.REIT	REITS	3,300	85,238
Techne Corp. *	HEALP	2,700	103,085
Technitrol, Inc. *	ELETR	2,850	55,575
Tecumseh Products Co.	MACDV	1,200	50,244
Teledyne Technologies, Inc. *	AEROD	2,550	63,852
TeleTech Holdings, Inc. *	COMSV	2,850	26,904
Telik, Inc. *	BIOTE	3,000	66,899
Tenneco Automotive, Inc. *	AUTPE	3,150	41,265
Terex Corp. *	MECCM	2,100	91,140
Tesoro Petroleum Corp. *	OILGA	3,000	88,590
Tessera Technologies, Inc. *	SEMIC	1,800	39,780
TETRA Technologies, Inc. *	OILGS	1,650	51,233
Texas Industries, Inc.	BUILD	1,350	69,444
The Medicines Co. *	PHARM	3,450	83,282
The Men’s Wearhouse, Inc. *	RETAL	900	26,145
The Phoenix Companies, Inc.	INSUR	6,750	70,335
The Robert Mondavi Corp. - Class A *	BEVER	750	29,378
The Steak n Shake Co. *	RETAL	1,800	30,744
Thomas Industries, Inc.	MACDV	1,050	32,970
Thor Industries, Inc.	HOMEB	1,500	39,705
THQ, Inc. *	SOFTW	2,250	43,785
Tierone Corp.	SAVLO	1,500	34,590
Titan Corp. *	AEROD	6,150	85,915
Toro Co.	HOUSE	600	40,980
Town & Country TrustREIT	REITS	1,350	34,358
Trammell Crow Co. *	REALE	2,550	40,086
Transaction Systems Architect, Inc. *	SOFTW	2,850	52,967
Transkaryotic Therapies, Inc *	BIOTE	2,250	39,893
Transmeta Corp. *	SEMIC	11,400	14,364
Tredegar Corp.	MISMA	2,100	38,220
Triad Guaranty, Inc. *	INSUR	750	41,610
Triarc Companies, Inc.	RETAL	2,700	30,969
Trinity Industries, Inc.	MISMA	1,350	42,080
TriQuint Semiconductor, Inc. *	SEMIC	10,500	40,950
Triumph Group, Inc. *	AEROD	1,200	40,596
TrustCo Bank Corp. NY	BANKS	5,700	73,074
Trustmark Corp.	BANKS	3,600	111,887

See accompanying notes to the financial statements.

TTM Technologies, Inc. *	ELETR	3,150	28,004
Tyler Technologies, Inc. *	COMPU	2,850	25,194
UbiquiTel, Inc. *	TELEC	5,400	21,600
UICI	INSUR	2,550	83,486
UIL Holdings Corp.	ELECT	750	36,893
UMB Financial Corp.	BANKS	1,200	57,204
Unit Corp. *	OILGA	1,650	57,882
United Auto Group, Inc.	RETAL	1,200	30,108
United Community Banks, Inc.	BANKS	2,250	54,608
United Community Financial Corp.	SAVLO	2,100	23,877
United Fire & Casualty Co.	INSUR	600	34,398
United Online, Inc. *	INTER	4,050	38,961
United Rentals, Inc. *	COMSV	1,350	21,452
United Surgical Partners International, Inc. *	HEALS	2,100	72,135
Universal American Financial Corp. *	INSUR	2,100	27,153
Universal Corp.	AGRIC	1,800	80,352
Universal Forest Products, Inc.	BUILD	1,200	41,040
Universal Health Realty Income TrustREIT	REITS	900	27,270
Universal Technical Institute, Inc. *	COMSV	1,050	31,689
Univest Corporation Of Pennsylvania	BANKS	600	24,450
Unizan Financial Corp.	BANKS	1,650	45,557
Unova, Inc. *	MACDV	3,750	52,688
URS Corp. *	ENGCO	1,350	36,018
Urstadt Biddle Properties - Class AREIT	REITS	1,650	25,146
USEC, Inc.	MINIG	5,850	60,665
Vail Resorts, Inc. *	ENTER	1,500	27,105
Valeant Pharmaceuticals International	PHARM	3,450	83,213
Valmont Industries, Inc.	METFH	1,050	21,914
ValueClick, Inc. *	INTER	6,150	58,055
Varian Semiconductor Equip. Assoc., Inc. *	SEMIC	1,800	55,620
Vertex Pharmaceuticals, Inc. *	BIOTE	6,000	62,999
Viasys Healthcare, Inc. *	HEALP	2,400	40,152
Vicor Corp.	ELECE	1,500	15,165
Vicuron Pharmaceuticals, Inc. *	PHARM	3,600	52,848
Vignette Corp. *	INTER	22,200	29,526
Vintage Petroleum, Inc.	OILGA	2,250	45,158
Visteon Corp.	AUTPE	6,900	55,131
VISX, Inc. *	HEALP	1,200	24,720
Vitesse Semiconductor Corp. *	SEMIC	16,650	45,455
W-H Energy Services, Inc. *	OILGS	1,950	40,463
W.R. Grace & Co. *	CHEME	5,100	48,195
Wabtec Corp.	MACDV	2,700	50,463
Walter Industries, Inc.	COMSV	1,800	28,836
Washington REIT	REITS	3,000	90,899
Washington Trust Bancorp, Inc.	BANKS	1,050	27,458
Watsco, Inc.	DISTW	1,650	49,550
Watson Wyatt & Company Holdings	COMSV	2,550	67,064
Watts Industries, Inc. - Class A	ELETR	1,650	44,303
Wausau-Mosinee Paper Corp.	FORPP	3,450	57,442
WCI Communities, Inc. *	HOMEB	1,200	27,960
webMethods, Inc. *	INTER	3,600	19,152
Weis Markets, Inc.	FOOD	900	30,492
Werner Enterprises, Inc.	TRANS	3,150	60,827
Wesbanco, Inc.	BANKS	1,350	39,258
WESCO International, Inc. *	DISTW	1,350	32,738
West Coast Bancorp *	BANKS	1,200	24,996
West Pharmaceutical Services, Inc.	HEALP	2,400	50,040
Westamerica Bancorporation	BANKS	1,800	98,801
Wild Oats Markets, Inc. *	FOOD	2,400	20,736
Winn-Dixie Stores, Inc.	FOOD	6,300	19,467
Winnebago Industries, Inc.	HOMEB	1,500	51,960
Wintrust Financial Corp.	BANKS	1,500	85,920

See accompanying notes to the financial statements.

WMS Industries, Inc. *	LEISU	1,500	38,535
Wolverine World Wide, Inc.	APPAR	2,850	71,820
Woodward Governor Co.	ELETR	750	50,618
World Fuel Services Corp.	RETAL	750	26,850
X-Rite, Inc.	ELETR	1,650	24,041
Yankee Candle Co., Inc. *	HOUPW	2,250	65,160
Zenith National Insurance Corp.	INSUR	600	25,386
Zoll Medical Corp. *	HEALP	750	25,043
Zoran Corp. *	SEMIC	3,300	51,876
Zymogenetics, Inc. *	PHARM	1,500	26,160

TOTAL COMMON STOCKS (Cost $37,579,052)			37,986,361

	Principal Amount
Joint Accounts (15.6%)
Participation of various ProFunds in Joint Accounts - Footnote 1 (Joint Accounts)	$7,863,000	7,863,000
TOTAL JOINT ACCOUNTS (Cost $7,863,000)		7,863,000

Repurchase Agreements (9.9%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $5,000,201 (Collateralized by $5,102,000 Federal Home Loan Bank, 1.87%, 10/1/04, market value $5,101,736)	5,000,000	5,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,000,000)		5,000,000

TOTAL INVESTMENT SECURITIES (Cost $50,442,052) - 100.6%		50,849,361
Net other assets (liabilities) – (0.6)%		(325,123)

NET ASSETS – 100.0%		$50,524,238

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value ($4,978,140)	87	$44,327
Russell 2000 Futures Contract expiring December 2004 (Underlying face amount at value $25,749,000)	90	352,890

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 12/28/04 (Underlying notional amount at value $2,471,610)	4,314	$63,987
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $29,827,111)	52,060	596,863

*	Non-income producing security

(a)	Escrowed Security

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.3%
AEROD	Aerospace/Defense	1.4%
AGRIC	Agriculture	0.2%
AIRLI	Airlines	0.5%
APPAR	Apparel	0.6%
AUTPE	Auto Parts & Equipment	0.9%
BANKS	Banks	7.6%
BEVER	Beverages	0.1%
BIOTE	Biotechnology	1.3%
BUILD	Building Materials	0.9%
CHEME	Chemicals	1.8%
COMPU	Computers	2.2%
COMSV	Commercial Services	3.8%
COSPC	Cosmetics/Personal Care	0.1%
DISTW	Distribution/Wholesale	0.8%
DIVFS	Diversified Financial Services	0.6%
DVMOP	Diversified Manufacturing Operations	NM
ELECE	Electrical Components & Equipment	0.3%
ELECT	Electric	1.6%
ELETR	Electronics	1.8%
ENEAS	Energy - Alternate Sources	0.1%
ENGCO	Engineering & Construction	0.4%
ENTER	Entertainment	0.8%
ENVIR	Environmental Control	0.3%
FOOD	Food	0.7%
FORPP	Forest Products & Paper	0.6%
GAS	Gas	0.5%
HANMT	Hand/Machine Tools	0.7%
HEALP	Healthcare-Products	2.5%
HEALS	Healthcare-Services	1.8%
HOMEB	Home Builders	0.5%
HOMEF	Home Furnishings	0.4%
HOUPW	Household Products/Wares	0.5%
HOUSE	Housewares	0.1%
INSUR	Insurance	2.0%
INTER	Internet	2.2%
INVCO	Investment Companies	0.1%
IRONS	Iron/Steel	0.7%
LEISU	Leisure Time	0.3%
LODGE	Lodging	0.5%
MACDV	Machinery-Diversified	1.4%
MECCM	Machinery-Construction & Mining	0.5%
MEDIA	Media	1.0%
METFH	Metal Fabricate/Hardware	0.6%
MINIG	Mining	0.8%
MISMA	Miscellaneous Manufacturing	1.6%
OFFFU	Office Furnishings	0.1%
OILGA	Oil & Gas	2.8%
OILGS	Oil & Gas Services	1.2%
PACCO	Packaging & Containers	0.5%
PHARM	Pharmaceuticals	2.7%
REALE	Real Estate	0.3%
REITS	Real Estate Investment Trust	5.1%
RETAL	Retail	3.6%
SAVLO	Savings & Loans	1.6%
SEMIC	Semiconductors	2.2%
SOFTW	Software	2.2%
TELEC	Telecommunications	2.2%
TEXTI	Textiles	0.1%
TOYGH	Toys/Games/Hobbies	0.2%
TRANS	Transportation	1.7%
TRKLE	Trucking & Leasing	0.1%
WATER	Water	0.1%
	Other **	24.9%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP UltraOTC

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (84.0%)
Adobe Systems, Inc.	SOFTW	12,544	$620,552
Altera Corp. *	SEMIC	28,028	548,508
Amazon.com, Inc. *	INTER	14,504	592,633
American Power Conversion Corp.	ELECE	10,780	187,465
Amgen, Inc. *	BIOTE	31,556	1,788,594
Apollo Group, Inc. - Class A *	COMSV	9,408	690,265
Apple Computer, Inc. *	COMPU	29,008	1,124,060
Applied Materials, Inc. *	SEMIC	47,040	775,690
ATI Technologies, Inc. *	SEMIC	12,936	198,309
BEA Systems, Inc. *	SOFTW	20,188	139,499
Bed Bath & Beyond, Inc. *	RETAL	21,756	807,365
Biogen Idec, Inc. *	BIOTE	19,796	1,210,921
Biomet, Inc.	HEALP	18,424	863,717
Broadcom Corp. - Class A *	SEMIC	12,740	347,675
C.H. Robinson Worldwide, Inc.	TRANS	4,508	209,126
Career Education Corp. *	COMSV	5,488	156,024
CDW Corp.	DISTW	4,704	272,973
Cephalon, Inc. *	PHARM	2,744	131,438
Check Point Software Technologies, Ltd. *	INTER	13,720	232,828
Chiron Corp. *	BIOTE	14,112	623,750
Cintas Corp.	TEXTI	10,976	461,431
Cisco Systems, Inc. *	TELEC	129,360	2,341,416
Citrix Systems, Inc. *	SOFTW	10,780	188,866
Comcast Corp. - Special Class A *	MEDIA	50,960	1,439,110
Compuware Corp. *	SOFTW	12,740	65,611
Comverse Technology, Inc. *	TELEC	10,976	206,678
Costco Wholesale Corp.	RETAL	12,936	537,620
Dell, Inc. *	COMPU	49,196	1,751,378
DENTSPLY International, Inc.	HEALP	4,116	213,785
Dollar Tree Stores, Inc. *	RETAL	5,880	158,466
eBay, Inc. *	INTER	26,460	2,432,733
EchoStar Communications Corp. - Class A *	MEDIA	11,956	372,071
Electronic Arts, Inc. *	SOFTW	16,464	757,179
Expeditors International of Washington, Inc.	TRANS	5,488	283,730
Express Scripts, Inc. - Class A *	PHARM	3,724	243,326
Fastenal Co.	DISTW	3,920	225,792
First Health Group Corp. *	COMSV	5,096	81,995
Fiserv, Inc. *	SOFTW	13,132	457,782
Flextronics International, Ltd. *	ELETR	32,340	428,504
Garmin, Ltd.	ELETR	5,292	228,879
Gentex Corp.	ELETR	4,312	151,481
Genzyme Corp. - General Division *	BIOTE	15,288	831,820
Gilead Sciences, Inc. *	PHARM	22,736	849,871
Henry Schein, Inc. *	HEALP	2,156	134,340
Intel Corp.	SEMIC	120,344	2,414,100
InterActiveCorp *	INTER	38,612	850,236
Intersil Corp. - Class A	SEMIC	8,232	131,136
Intuit, Inc. *	SOFTW	12,936	587,294
Invitrogen Corp. *	BIOTE	2,744	150,893
JDS Uniphase Corp. *	TELEC	87,612	295,252
Juniper Networks, Inc. *	TELEC	18,816	444,058
KLA - Tencor Corp. *	SEMIC	12,740	528,455

See accompanying notes to the financial statements.

Kmart Holding Corp. *	RETAL	5,096	445,747
Lam Research Corp. *	SEMIC	7,448	162,962
Lamar Advertising Co. *	ADVER	4,508	187,578
Level 3 Communications, Inc. *	TELEC	36,064	93,406
Lincare Holdings, Inc. *	HEALS	5,096	151,402
Linear Technology Corp.	SEMIC	21,952	795,540
Marvell Technology Group, Ltd. *	SEMIC	13,524	353,382
Maxim Integrated Products, Inc.	SEMIC	24,304	1,027,816
MedImmune, Inc. *	BIOTE	14,308	339,100
Mercury Interactive Corp. *	SOFTW	5,292	184,585
Microchip Technology, Inc.	SEMIC	9,212	247,250
Microsoft Corp.	SOFTW	200,508	5,544,046
Millennium Pharmaceuticals, Inc. *	BIOTE	17,836	244,532
Molex, Inc.	ELECE	5,292	157,807
Network Appliance, Inc. *	COMPU	19,992	459,816
Nextel Communications, Inc. - Class A *	TELEC	74,480	1,775,603
Novellus Systems, Inc. *	SEMIC	7,840	208,466
NVIDIA Corp. *	SEMIC	9,604	139,450
Oracle Corp. *	SOFTW	115,444	1,302,208
PACCAR, Inc.	AUTOM	10,388	718,019
Patterson Dental Co. *	HEALP	3,528	270,104
Patterson-UTI Energy, Inc.	OILGA	9,212	175,673
Paychex, Inc.	COMSV	19,208	579,121
PeopleSoft, Inc. *	SOFTW	27,832	552,465
Petsmart, Inc.	RETAL	7,644	217,013
Pixar Animation Studios *	SOFTW	3,136	247,430
QLogic Corp. *	SEMIC	5,096	150,893
Qualcomm, Inc.	TELEC	105,252	4,109,037
Research In Motion, Ltd. *	COMPU	9,996	763,095
Ross Stores, Inc.	RETAL	7,840	183,770
Ryanair Holdings PLCADR *	AIRLI	3,332	97,294
Sandisk Corp. *	COMPU	8,036	234,008
Sanmina-SCI Corp. *	ELETR	29,792	210,034
Siebel Systems, Inc. *	SOFTW	31,752	239,410
Sigma-Aldrich Corp.	CHEME	3,528	204,624
Smurfit-Stone Container Corp. *	PACCO	13,328	258,163
Staples, Inc.	RETAL	17,836	531,870
Starbucks Corp. *	RETAL	29,596	1,345,434
Sun Microsystems, Inc. *	COMPU	77,812	314,360
Symantec Corp. *	INTER	17,640	968,083
Synopsys, Inc. *	COMPU	7,644	121,005
Tellabs, Inc. *	TELEC	12,740	117,081
Teva Pharmaceutical Industries, Ltd. ADR	PHARM	24,108	625,603
Verisign, Inc. *	INTER	12,936	257,168
Veritas Software Corp. *	SOFTW	23,716	422,145
Whole Foods Market, Inc.	FOOD	3,332	285,852
Xilinx, Inc.	SEMIC	24,696	666,792
Yahoo!, Inc. *	INTER	35,084	1,189,699

TOTAL COMMON STOCKS (Cost $40,670,029)			61,642,621

Principal Amount
Repurchase Agreements (14.6%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $10,705,431 (Collateralized by $10,922,000 Federal National Mortgage Association, 1.87%, 10/1/04, market value $10,921,434)	$10,705,000	10,705,000

See accompanying notes to the financial statements.

TOTAL REPURCHASE AGREEMENTS (Cost $10,705,000)	10,705,000

TOTAL INVESTMENT SECURITIES (Cost $51,375,029) - 98.6%	72,347,621
Net other assets (liabilities) – 1.4%	1,038,315

NET ASSETS – 100.0%	$73,385,936

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $1,189,440)	42	$17,616
NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $2,972,550)	21	51,940

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 12/28/04 (Underlying notional amount at value $36,176,925)	25,608	$692,210
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/28/05 (Underlying notional amount at value $29,784,993)	21,083	599,799
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/28/04 (Underlying notional amount at value $15,148,668)	10,723	289,850

*	Non-Income producing security

ADR	American Depositary Receipt

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.3%
AIRLI	Airlines	0.1%
AUTOM	Auto Manufacturers	1.0%
BIOTE	Biotechnology	7.1%
CHEME	Chemicals	0.3%
COMPU	Computers	6.5%
COMSV	Commercial Services	2.1%
DISTW	Distribution/Wholesale	0.7%
ELECE	Electrical Components & Equipment	0.5%
ELETR	Electronics	1.4%
FOOD	Food	0.4%
HEALP	Healthcare-Products	2.0%
HEALS	Healthcare-Services	0.2%
INTER	Internet	8.9%
MEDIA	Media	2.5%
OILGA	Oil & Gas	0.2%
PACCO	Packaging & Containers	0.4%
PHARM	Pharmaceuticals	2.5%
RETAL	Retail	5.8%
SEMIC	Semiconductors	11.8%
SOFTW	Software	15.3%
TELEC	Telecommunications	12.7%
TEXTI	Textiles	0.6%
TRANS	Transportation	0.7%
	Other**	16.0%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Bear

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (63.0%)
Farmer Mac, 1.30%, 10/1/04	$19,547,000	$19,547,000
Federal Home Loan Bank, 1.30%, 10/1/04	19,547,000	19,547,000
Federal National Mortgage Association, 1.40%, 10/6/04	19,547,000	19,543,199

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,637,199)		58,637,199

Repurchase Agreements (42.0%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $19,548,787 (Collateralized by $19,942,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $19,941,057)	19,548,000	19,548,000
UMB Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $19,547,787 (Collateralized by $19,832,000 U.S. Treasury Notes, 2.25%, 4/30/06, market value $19,940,052)	19,547,000	19,547,000

TOTAL REPURCHASE AGREEMENTS (Cost $39,095,000)		39,095,000

	Contracts
Options Purchased (NM )
S&P 500 Futures Call Option expiring December 2004 @ $1,475	400	4,200

TOTAL OPTIONS PURCHASED (Cost $6,800)		4,200

TOTAL INVESTMENT SECURITIES (Cost $97,738,999) - 105.0%		97,736,399
Net other assets (liabilities) – (5.0)%		(4,694,424)

NET ASSETS – 100.0%		$93,041,975

See accompanying notes to the financial statements.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $71,904,600)	258	$201,702

Futures Contracts Purchased

E-Mini S&P 500 Futures Contract expiring December 2004 (Underlying face amount at value $167,175)	3	(725)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $16,273,276)	(14,600)	$(164,486)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $4,971,461)	(4,460)	(50,237)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP Short Small-Cap

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (66.2%)
Farmer Mac, 1.30%, 10/1/04	$28,000	$28,000
Federal Home Loan Bank, 1.30%, 10/1/04	28,000	28,000
Federal National Mortgage Association, 1.40%, 10/16/04	28,000	27,995

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $83,995)		83,995

Repurchase Agreements (43.3%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $27,001 (Collateralized by $30,000 various Federal National Mortgage Association Securities, 1.86%, 12/22/04 - 12/29/04, market value $29,866)	27,000	27,000
UMB Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $28,001 (Collateralized by $31,000 U.S. Treasury Notes, 2.25%, 4/30/06, market value $31,169)	28,000	28,000

TOTAL REPURCHASE AGREEMENTS (Cost $55,000)		55,000

	Contracts
Options Purchased (0.3%)
Russell 2000 Futures Call Option expiring November 2004 @ $950	20	400

TOTAL OPTIONS PURCHASED (Cost $590)		400

TOTAL INVESTMENT SECURITIES (Cost $139,585)-109.8%		138,995
Net other assets (liabilities) – (9.8)%		(12,353)

NET ASSETS – 100.0%		$126,642

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 12/28/04 (Underlying notional amount at value $434)	(1)	$(11)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value ($127,034))	(222)	(885)

See accompanying notes to the financial statements.

ProFund VP Short OTC

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (55.2%)
Farmer Mac, 1.30%, 10/1/04	$10,156,000	$10,156,000
Federal Home Loan Bank, 1.30%, 10/1/04	10,156,000	10,156,000
Federal National Mortgage Association, 1.40%, 10/6/04	10,156,000	10,154,025

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,466,025)		30,466,025

Repurchase Agreements (36.9%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $10,154,409 (Collateralized by $10,361,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $10,360,510)	10,154,000	10,154,000
UMB Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $10,156,409 (Collateralized by $10,305,000 U.S. Treasury Notes, 2.25%, 4/30/06, market value $10,361,145)	10,156,000	10,156,000

TOTAL REPURCHASE AGREEEMENTS (Cost $20,310,000)		20,310,000

	Contracts
Options Purchased(NM)
NASDAQ Futures Call Option expiring November 2004 @ $2,600	275	1,045

TOTAL OPTIONS PURCHASED (Cost $2,613)		1,045

TOTAL INVESTMENT SECURITIES (Cost $50,778,638) - 92.1%		50,777,070
Net other assets (liabilities) – 7.9%		4,327,613

NET ASSETS – 100.0%		$55,104,683

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $1,585,920)	56	$(4,752)
NASDAQ Futures Contract expiring December 2004 (Underlying face amount at value $849,300)	41	(5,866)

See accompanying notes to the financial statements.

Swap Agreements

	Units
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 12/28/04 (Underlying notional amount at value $4,641,384)	(3,285)	(219,979)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 3/1/05 (Underlying notional amount at value $7,156,182)	(5,065)	(166,962)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/28/04 (Underlying notional amount at value $35,669,212)	(25,248)	(683,261)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP Banks

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (99.2%)
Amcore Financial, Inc.	USCCB	693	$19,667
AmSouth Bancorp	USSCB	9,933	242,365
Anchor BanCorp Wisconsin, Inc.	SALTC	693	17,949
Associated Banc-Corp.	USCCB	3,003	96,306
Astoria Financial Corp.	SALTE	1,848	65,586
BancorpSouth, Inc.	USSCB	2,079	47,796
Bank of America Corp.	SRBUS	114,576	4,964,579
Bank of Hawaii Corp.	USWCB	1,386	65,489
Bank of New York Company, Inc.	FIDUB	21,945	640,136
Banknorth Group, Inc.	USECB	4,851	169,785
BB&T Corp.	USSCB	15,708	623,451
Cathay Bancorp, Inc. *	USWCB	1,386	51,545
Chittenden Corp.	USECB	1,386	37,769
Citizens Banking Corp.	USCCB	1,155	37,618
City National Corp.	USWCB	1,386	90,021
Colonial BancGroup, Inc.	USSCB	3,696	75,583
Comerica, Inc.	SRBUS	4,389	260,487
Commerce Bancorp, Inc.	USECB	2,310	127,512
Commerce Bancshares, Inc.	USCCB	1,848	88,870
Commercial Federal Corp.	SALTC	1,155	31,162
Community First Bankshares, Inc.	USCCB	1,155	37,029
Compass Bancshares, Inc.	USSCB	3,465	151,836
Cullen/Frost Bankers, Inc.	USCCB	1,386	64,407
Dime Community Bancshares, Inc.	SALTE	924	15,523
Downey Financial Corp.	SALTW	693	38,087
East-West Bancorp, Inc.	USWCB	1,386	46,556
F.N.B. Corp.	USECB	1,155	25,560
Fifth Third Bancorp	SRBUS	13,398	659,450
First BanCorp	USSCB	1,155	55,787
First Horizon National Corp.	USSCB	3,465	150,242
First Midwest Bancorp, Inc.	USCCB	1,386	47,900
First National Bancshares of Florida	USSCB	1,386	34,026
First Niagara Financial Group, Inc.	SALTE	2,310	30,908
FirstFed Financial Corp. *	SALTW	462	22,583
FirstMerit Corp.	USCCB	2,079	54,688
Fremont General Corp.	USWCB	1,848	42,781
Fulton Financial Corp.	USECB	3,465	74,151
Golden West Financial Corp.	SALTW	4,389	486,960
Greater Bay Bancorp	USWCB	1,386	39,848
GreenPoint Financial Corp.	SALTE	3,234	150,089
Harbor Florida Bancshares, Inc.	SALTS	693	21,552
Hibernia Corp.	USSCB	4,389	115,913
Hudson City Bancorp, Inc.	SALTE	1,848	66,048
Hudson United Bancorp	USECB	1,155	42,562
Huntington Bancshares, Inc.	SRBUS	6,006	149,609
Independence Community Bank Corp.	SALTE	2,310	90,206
IndyMac Bancorp, Inc.	FINMB	1,617	58,535
J.P. Morgan Chase & Co.	FINIB	100,254	3,983,091
KeyCorp	SRBUS	11,550	364,980

See accompanying notes to the financial statements.

M&T Bank Corp.	USECB	2,541	243,173
MAF Bancorp, Inc.	SALTC	924	39,852
Marshall & Ilsley Corp.	USCCB	5,775	232,734
Mercantile Bankshares Corp.	USECB	2,310	110,788
National City Corp.	SRBUS	16,400	633,368
National Commerce Financial Corp.	USSCB	5,775	197,563
Net.B@nk, Inc.	INTFS	1,386	13,874
New York Community Bancorp	SALTE	6,699	137,597
North Fork Bancorp, Inc.	USECB	4,851	215,626
Northern Trust Corp.	FIDUB	5,775	235,620
OceanFirst Financial Corp.	SALTE	231	5,604
Old National Bancorp	USCCB	1,848	45,904
Pacific Capital Bancorp	USWCB	1,155	34,165
Park National Corp.	USCCB	231	29,390
People’s Bank	SALTE	2,541	90,790
PFF Bancorp, Inc.	SALTW	462	17,681
Piper Jaffray *	FINIB	462	18,291
PNC Financial Services Group	SRBUS	7,854	424,901
Popular, Inc.	USSCB	6,930	182,259
Provident Bankshares Corp.	USECB	924	31,000
Provident Financial Services, Inc.	SALTE	2,310	39,848
Regions Financial Corp.	USSCB	12,936	427,664
Republic Bancorp, Inc.	USCCB	1,848	28,459
Silicon Valley Bancshares *	USWCB	924	34,345
Sky Financial Group, Inc.	USCCB	3,003	75,075
South Financial Group, Inc.	USSCB	1,848	52,114
SouthTrust Corp.	USSCB	9,471	394,562
Southwest Bancorporation of Texas, Inc.	USCCB	1,848	37,219
Sovereign Bancorp, Inc.	SALTE	9,702	211,697
Sterling Bancshares, Inc.	USCCB	1,155	15,535
SunTrust Banks, Inc.	SRBUS	7,623	536,735
Susquehanna Bancshares, Inc.	USECB	1,386	34,096
Synovus Financial Corp.	USSCB	7,161	187,260
TCF Financial Corp.	USCCB	3,696	111,952
Texas Regional Bancshares, Inc. - Class A	USCCB	1,386	43,091
TrustCo Bank Corp. NY	USECB	2,079	26,653
Trustmark Corp.	USSCB	1,386	43,077
U.S. Bancorp	SRBUS	45,999	1,329,371
UCBH Holdings, Inc.	USWCB	1,386	54,151
UnionBanCal Corp.	USWCB	1,386	82,065
United Bankshares, Inc.	USSCB	1,155	40,021
Valley National Bancorp	USECB	2,772	70,797
W Holding Co., Inc.	USSCB	2,310	43,890
Wachovia Corp.	SRBUS	36,960	1,735,272
Washington Federal, Inc.	SALTW	2,310	58,097
Washington Mutual, Inc.	SALTW	24,486	956,912
Webster Financial Corp.	USECB	1,386	68,455
Wells Fargo & Co.	SRBUS	47,586	2,837,553
Westamerica Bancorporation	USWCB	924	50,718
Whitney Holding Corp.	USSCB	1,155	48,510
Wilmington Trust Corp.	FIDUB	1,848	66,916
Zions Bancorp	USWCB	2,541	155,102

TOTAL COMMON STOCKS (Cost $25,540,003)			27,711,975

See accompanying notes to the financial statements.

	Principal Amount
Repurchase Agreements (0.4%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $107,004 (Collateralized by $110,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $109,995)	$107,000	107,000

TOTAL REPURCHASE AGREEMENTS (Cost $107,000)		107,000

TOTAL INVESTMENT SECURITIES (Cost $25,647,003) - 99.6%		27,818,975
Net other assets (liabilities) – 0.4%		100,829

NET ASSETS – 100.0%		$27,919,804

*	Non-income producing security

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
FIDUB	Fiduciary Banks	3.4%
FINIB	Finance - Investment Banker/Broker	14.3%
FINMB	Finance - Mortgage Loan/Banker	0.2%
INTFS	Internet Financial Services	NM
SALTC	Savings & Loans/Thrifts - Central U.S.	0.3%
SALTE	Savings & Loans/Thrifts - Eastern U.S.	3.2%
SALTS	Savings & Loans/Thrifts - Southern U.S.	0.1%
SALTW	Savings & Loans/Thrifts - Western U.S.	5.7%
SRBUS	Super - Regional Banks - U.S.	49.7%
USCCB	Commercial Banks - Central U.S.	3.8%
USECB	Commercial Banks - Eastern U.S.	4.6%
USSCB	Commercial Banks - Southern U.S.	11.2%
USWCB	Commercial Banks - Western U.S.	2.7%
	Other**	0.8%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP Basic Materials

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.2%)
Air Products & Chemicals, Inc.	CHEME	17,324	$942,079
Airgas, Inc.	CHEME	5,368	129,208
AK Steel Holding Corp. *	IRONS	8,540	69,686
Albemarle Corp.	CHEME	2,684	94,182
Alcoa, Inc.	MINIG	71,248	2,393,221
Allegheny Technologies, Inc.	IRONS	6,344	115,778
Avery Dennison Corp.	HOUPW	8,052	529,661
Boise Cascade Corp.	FORPP	7,076	235,489
Bowater, Inc.	FORPP	4,636	177,049
Cabot Corp.	CHEME	5,124	197,633
Cabot Microelectronics Corp. *	CHEME	1,952	70,760
Cambrex Corp.	BIOTE	1,952	42,846
Caraustar Industries, Inc. *	FORPP	2,440	40,919
Carpenter Technology Corp.	IRONS	1,708	81,540
Cleveland-Cliffs, Inc. *	IRONS	976	78,929
Coeur d’Alene Mines Corp. *	MINIG	17,568	83,272
Crompton Corp.	CHEME	9,272	87,991
Cytec Industries, Inc.	CHEME	2,928	143,326
Dow Chemical Co.	CHEME	76,860	3,472,534
Du Pont (E.I.) de Nemours	CHEME	81,740	3,498,471
Eastman Chemical Co.	CHEME	6,344	301,657
Ecolab, Inc.	CHEME	15,128	475,624
Engelhard Corp.	CHEME	10,248	290,531
Ferro Corp.	CHEME	3,416	74,503
FMC Corp. *	CHEME	2,928	142,213
Freeport-McMoRan Cop/ Gld, Inc. - Class B	MINIG	14,152	573,156
Fuller (H.B.) Co.	CHEME	2,440	66,856
Georgia Gulf Corp.	CHEME	2,684	119,680
Georgia Pacific Corp.	FORPP	18,544	666,657
Great Lakes Chemical Corp.	CHEME	3,660	93,696
Hercules, Inc. *	CHEME	8,296	118,218
IMC Global, Inc. *	CHEME	8,540	148,511
International Flavors & Fragrances, Inc.	CHEME	6,588	251,662
International Paper Co.	FORPP	39,772	1,607,186
International Steel Group, Inc. *	IRONS	5,612	189,124
Louisiana-Pacific Corp.	FORPP	8,296	215,281
Lubrizol Corp.	CHEME	3,904	135,078
Lyondell Chemical Co.	CHEME	13,908	312,374
Macdermid, Inc.	CHEME	1,952	56,530
MeadWestvaco Corp.	FORPP	16,592	529,285
Meridian Gold, Inc. *	MINIG	8,052	134,629
Millennium Chemicals, Inc. *	CHEME	5,368	113,855
Minerals Technologies, Inc.	CHEME	1,708	100,533
Newmont Mining Corp.	MINIG	33,184	1,510,868
Nucor Corp.	IRONS	5,856	535,064
Olin Corp.	CHEME	5,612	112,240
OM Group, Inc. *	CHEME	2,440	89,206
Phelps Dodge Corp.	MINIG	7,808	718,570
Pope & Talbot, Inc.	FORPP	1,220	21,472
Potlatch Corp.	FORPP	2,440	114,216

See accompanying notes to the financial statements.

PPG Industries, Inc.	CHEME	13,908	852,282
Praxair, Inc.	CHEME	26,596	1,136,713
Rohm & Haas Co.	CHEME	11,712	503,265
RPM, Inc.	CHEME	9,516	167,957
RTI International Metals, Inc. *	MINIG	1,708	33,084
Ryerson Tull, Inc.	IRONS	1,952	33,516
Schulman (A.), Inc.	CHEME	2,440	53,778
Sensient Technologies Corp.	CHEME	3,660	79,202
Sigma-Aldrich Corp.	CHEME	4,880	283,040
Steel Dynamics, Inc.	IRONS	3,904	150,772
Stillwater Mining Co. *	MINIG	3,660	56,730
Tredegar Corp.	MISMA	1,952	35,526
United States Steel Corp.	IRONS	9,272	348,813
Valspar Corp.	CHEME	3,904	182,239
Wausau-Mosinee Paper Corp.	FORPP	3,904	65,002
WD-40 Co.	HOUPW	1,220	34,892
Wellman, Inc.	CHEME	2,684	22,760
Weyerhaeuser Co.	FORPP	18,300	1,216,584
Worthington Industries, Inc.	METFH	5,856	125,026

TOTAL COMMON STOCKS (Cost $23,967,257)			27,684,230

	Principal Amount
Repurchase Agreements (6.4%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $1,763,071 (Collateralized by $1,799,000 Federal National Mortgage Association, 1.70%, 10/01/04, market value $1,798,915)	$1,763,000	1,763,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,763,000)		1,763,000

TOTAL INVESTMENT SECURITIES (Cost $25,730,257) - 106.6%		29,447,230
Net other assets (liabilities) – (6.6)%		(1,819,621)

NET ASSETS – 100.0%		$27,627,609

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
BIOTE	Biotechnology	0.2%
CHEME	Chemicals	54.0%
FORPP	Forest Products & Paper	17.7%
HOUPW	Household Products/Wares	2.0%
IRONS	Iron/Steel	5.8%
METFH	Metal Fabricate/Hardware	0.5%
MINIG	Mining	19.9%
MISMA	Miscellaneous Manufacturing	0.1%
	Other**	(0.2)%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Biotechnology

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (95.0%)
Abgenix, Inc. *	PHARM	5,625	$55,463
Affymetrix, Inc. *	BIOTE	4,500	138,195
Albany Molecular Research, Inc. *	COMSV	1,575	15,120
Alexion Pharmaceuticals, Inc. *	BIOTE	2,025	36,450
Amgen, Inc. *	BIOTE	76,775	4,351,606
Amylin Pharmaceuticals, Inc. *	PHARM	6,075	124,659
Applera Corp. - Applied Biosystems Group	ELETR	14,850	280,220
Applera Corp. - Celera Genomics Group *	BIOTE	5,400	63,126
Biogen Idec, Inc. *	BIOTE	24,750	1,513,957
Celgene Corp. *	BIOTE	6,075	353,747
Cell Genesys, Inc. *	BIOTE	3,375	30,274
Cell Therapeutics, Inc. *	PHARM	3,825	26,240
Charles River Laboratories Intl., Inc. *	BIOTE	3,375	154,575
Chiron Corp. *	BIOTE	8,100	358,020
Covance, Inc. *	HEALS	4,500	179,865
Cubist Pharmaceuticals, Inc. *	PHARM	2,925	28,899
CuraGen Corp. *	BIOTE	2,925	16,088
CV Therapeutics, Inc. *	PHARM	2,250	28,125
Dade Behring Holdings, Inc. *	HEALP	3,150	175,511
Delta & Pine Land Co.	AGRIC	2,700	72,225
Enzo Biochem, Inc. *	BIOTE	2,025	30,375
Enzon, Inc. *	BIOTE	3,150	50,243
Gen-Probe, Inc. *	HEALP	3,600	143,532
Gene Logic, Inc. *	BIOTE	2,250	8,370
Genentech, Inc. *	BIOTE	34,200	1,792,763
Genzyme Corp. - General Division *	BIOTE	15,525	844,714
Gilead Sciences, Inc. *	PHARM	31,500	1,177,469
Human Genome Sciences, Inc. *	BIOTE	9,450	103,100
ICOS Corp. *	BIOTE	4,275	103,199
IDEXX Laboratories, Inc. *	HEALP	2,475	125,582
ImClone Systems, Inc. *	PHARM	4,950	261,607
Immunomedics, Inc. *	BIOTE	2,925	7,605
Incyte Genomics, Inc. *	BIOTE	5,400	52,002
InterMune, Inc. *	BIOTE	2,025	23,875
Invitrogen Corp. *	BIOTE	3,825	210,337
Laboratory Corp. of America Holdings *	HEALS	10,350	452,502
Lexicon Genetics, Inc. *	BIOTE	3,150	20,759
Ligand Pharmaceuticals, Inc. - Class B*	PHARM	5,400	54,108
Martek Biosciences Corp. *	BIOTE	2,025	98,496
Maxygen, Inc. *	BIOTE	2,025	20,027
Medarex, Inc. *	PHARM	5,850	43,173
MedImmune, Inc. *	BIOTE	18,225	431,932
Millennium Pharmaceuticals, Inc. *	BIOTE	22,275	305,390
Molecular Devices Corp. *	ELETR	1,125	26,516
Monsanto Co.	AGRIC	19,350	704,727
Myriad Genetics, Inc. *	BIOTE	2,250	38,475
Nabi Biopharmaceuticals *	PHARM	4,275	57,200
Neurocrine Biosciences, Inc. *	PHARM	2,700	127,332
NPS Pharmaceuticals, Inc. *	PHARM	2,925	63,707
Onyx Pharmaceuticals, Inc. *	PHARM	2,475	106,450
OSI Pharmaceuticals, Inc. *	PHARM	2,700	165,941

See accompanying notes to the financial statements.

PAREXEL International Corp. *	COMSV	1,800	35,280
Pharmaceutical Product Development, Inc.*	COMSV	3,600	129,600
Protein Design Labs, Inc. *	BIOTE	6,975	136,571
Quest Diagnostics, Inc.	HEALS	5,850	516,087
Regeneron Pharmaceuticals, Inc. *	BIOTE	2,700	23,436
Savient Pharmaceuticals, Inc. *	BIOTE	4,500	10,350
Techne Corp. *	HEALP	2,925	111,677
Telik, Inc. *	BIOTE	2,925	65,228
The Medicines Co. *	PHARM	3,375	81,473
Transkaryotic Therapies, Inc *	BIOTE	2,025	35,903
Trimeris, Inc. *	PHARM	1,125	16,931
United Therapeutics Corp. *	PHARM	1,575	55,015
Vertex Pharmaceuticals, Inc. *	BIOTE	5,850	61,425
Vicuron Pharmaceuticals, Inc. *	PHARM	4,050	59,454
Xoma, Ltd. *	BIOTE	6,300	14,616

TOTAL COMMON STOCKS (Cost $10,285,332)			17,006,919

	Principal Amount
Repurchase Agreements (0.2%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $44,002 (Collateralized by $46,000 Federal National Mortgage Association, 1.86%, 12/22/04, market value $45,803)	$44,000	44,000

TOTAL REPURCHASE AGREEMENTS (Cost $44,000)		44,000

TOTAL INVESTMENT SECURITIES (Cost $10,329,332) - 95.2%		17,050,919
Net other assets (liabilities) – 4.8%		853,367

NET ASSETS – 100.0%		$17,904,286

*	Non-income producing security

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
AGRIC	Agriculture	4.3%
BIOTE	Biotechnology	64.4%
COMSV	Commercial Services	1.0%
ELETR	Electrical Components & Equipment	1.7%
HEALP	Healthcare-Products	3.1%
HEALS	Healthcare-Services	6.4%
PHARM	Pharmaceuticals	14.1%
	Other**	5.0%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Consumer Cyclical

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.8%)
Abercrombie & Fitch Co. - Class A	RETAL	369	$11,624
Amazon.com, Inc. *	INTER	902	36,856
AmerisourceBergen Corp.	PHARM	369	19,819
AutoNation, Inc. *	RETAL	902	15,406
Bed Bath & Beyond, Inc. *	RETAL	820	30,430
Best Buy Co., Inc.	RETAL	779	42,253
Brinker International, Inc. *	RETAL	369	11,494
Brunswick Corp.	LEISU	451	20,638
Cablevision Systems New York Group *	MEDIA	738	14,967
Caesars Entertainment, Inc. *	LODGE	984	16,433
Cardinal Health, Inc.	PHARM	1,025	44,864
Carnival Corp.	LEISU	1,230	58,166
Centex Corp.	HOMEB	369	18,620
Chico’s FAS, Inc. *	RETAL	246	8,413
Clear Channel Communications, Inc.	MEDIA	1,558	48,563
Coach, Inc. *	APPAR	533	22,610
Comcast Corp. - Special Class A *	MEDIA	5,002	141,256
Costco Wholesale Corp.	RETAL	1,066	44,303
Cox Communications, Inc. - Class A *	MEDIA	492	16,300
CVS Corp.	RETAL	902	38,001
D.R. Horton, Inc.	HOMEB	861	28,508
Delphi Automotive Systems Corp.	AUTPE	2,337	21,711
DIRECTV Group, Inc. *	MEDIA	1,804	31,732
Dollar General Corp.	RETAL	779	15,697
Dollar Tree Stores, Inc. *	RETAL	492	13,259
Eastman Kodak Co.	MISMA	902	29,062
EchoStar Communications Corp. – Class A*	MEDIA	574	17,863
Electronic Arts, Inc. *	SOFTW	820	37,712
Family Dollar Stores, Inc.	RETAL	492	13,333
Fastenal Co.	DISTW	205	11,808
Federated Department Stores, Inc.	RETAL	533	24,214
Foot Locker, Inc.	RETAL	492	11,660
Ford Motor Co.	AUTOM	4,715	66,246
Fox Entertainment Group, Inc. - Class A *	MEDIA	451	12,511
Gannett Co., Inc.	MEDIA	656	54,947
Gap, Inc.	RETAL	1,804	33,735
General Motors Corp.	AUTOM	1,230	52,250
Genuine Parts Co.	DISTW	615	23,604
Harley-Davidson, Inc.	LEISU	697	41,430
Harman International Industries, Inc.	HOMEF	287	30,924
Harrah’s Entertainment, Inc.	LODGE	410	21,722
Hilton Hotels Corp.	LODGE	1,435	27,035
Home Depot, Inc.	RETAL	5,576	218,580
International Game Technology	ENTER	820	29,479
Interpublic Group of Companies, Inc. *	ADVER	1,271	13,460
Johnson Controls, Inc.	AUTPE	615	34,937
Jones Apparel Group, Inc.	APPAR	328	11,742
Knight-Ridder, Inc.	MEDIA	287	18,784
Kohls Corp. *	RETAL	697	33,588

See accompanying notes to the financial statements.

Lamar Advertising Co. *	ADVER	328	13,648
Lear Corp.	AUTPE	410	22,325
Leggett & Platt, Inc.	HOMEF	615	17,282
Lennar Corp. - Class B	HOMEB	410	19,516
Liberty Media Corp. - Class A *	MEDIA	6,068	52,913
Limited, Inc.	RETAL	1,025	22,847
Liz Claiborne, Inc.	APPAR	451	17,012
Lowe’s Cos., Inc.	RETAL	1,763	95,820
Manadalay Resort Group	LODGE	164	11,259
Marriott International, Inc. - Class A	LODGE	533	27,695
Mattel, Inc.	TOYGH	1,107	20,070
May Department Stores Co.	RETAL	697	17,864
McDonald’s Corp.	RETAL	3,034	85,043
McGraw-Hill Companies, Inc.	MEDIA	451	35,940
McKesson Corp.	COMSV	779	19,981
Michaels Stores, Inc.	RETAL	205	12,138
Mohawk Industries, Inc. *	TEXTI	246	19,530
New York Times Co. - Class A	MEDIA	451	17,634
Nike, Inc. - Class B	APPAR	492	38,770
Nordstrom, Inc.	RETAL	492	18,814
NTL, Inc. *	TELEC	328	20,359
Office Depot, Inc. *	RETAL	1,107	16,638
Omnicom Group, Inc.	ADVER	574	41,936
Penney (J.C.) Co.	RETAL	779	27,483
Petsmart, Inc.	RETAL	574	16,296
Pulte Homes, Inc.	HOMEB	328	20,129
RadioShack Corp.	RETAL	902	25,833
Ross Stores, Inc.	RETAL	451	10,571
Royal Caribbean Cruises, Ltd.	LEISU	451	19,664
Sears, Roebuck & Co.	RETAL	615	24,508
Sirius Satellite Radio, Inc. *	MEDIA	4,346	13,907
Southwest Airlines Co.	AIRLI	2,173	29,596
Staples, Inc.	RETAL	1,435	42,792
Starbucks Corp. *	RETAL	984	44,733
Starwood Hotels & Resorts Worldwide, Inc.	LODGE	779	36,160
Target Corp.	RETAL	2,009	90,907
Tiffany & Co.	RETAL	574	17,645
Time Warner, Inc. *	MEDIA	11,152	179,994
TJX Companies, Inc.	RETAL	1,271	28,013
Toys R Us, Inc. *	RETAL	943	16,729
Tribune Co.	MEDIA	492	20,246
Univision Communications, Inc. – Class A *	MEDIA	615	19,440
Viacom, Inc. - Class B	MEDIA	3,731	125,212
Wal-Mart Stores, Inc.	RETAL	6,109	325,000
Walgreen Co.	RETAL	2,460	88,142
Walt Disney Co.	MEDIA	5,125	115,569
Washington Post Co. - Class B	MEDIA	41	37,720
Wendy’s International, Inc.	RETAL	369	12,398
Whirlpool Corp.	HOMEF	246	14,782
XM Satellite Radio Holdings, Inc. – Class *	MEDIA	656	20,349
YUM! Brands, Inc.	RETAL	820	33,341

TOTAL COMMON STOCKS (Cost $3,221,795)			3,764,742

TOTAL INVESTMENT SECURITIES (Cost $3,221,795) - 100.8%			3,764,742
Net other assets (liabilities) – (0.8)%			(29,879)

NET ASSETS - 100.0%			$3,734,863

*	Non-income producing security

See accompanying notes to the financial statements.

ProFund VP Consumer Cyclical invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	1.8%
AIRLI	Airlines	0.8%
APPAR	Apparal	2.4%
AUTOM	Auto Manufacturers	3.2%
AUTPE	Auto Parts & Equipment	2.1%
COMSV	Commercial Services	0.5%
DISTW	Distribution/Wholesale	0.9%
ENTER	Entertainment	0.8%
HOMEB	Home Builders	2.3%
HOMEF	Home Furnishings	1.7%
INTER	Internet	1.0%
LEISU	Leisure Time	3.7%
LODGE	Lodging	3.8%
MEDIA	Media	26.8%
MISMA	Miscellaneous Manufacturing	0.8%
PHARM	Pharmacueticals	1.7%
RETAL	Retail	44.0%
SOFTW	Software	1.0%
TELEC	Telecommunications	0.5%
TEXTI	Textiles	0.5%
TOYGH	Toys/Games/Hobbies	0.5%
	Other**	(0.8)%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Consumer Non-Cyclical

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (99.4%)
Alberto-Culver Co. - Class B	COSPC	486	$21,131
Albertson’s, Inc.	FOOD	1,836	43,935
Altria Group, Inc.	AGRIC	11,772	553,755
American Italian Pasta Co.	FOOD	108	2,824
Anheuser-Busch Companies, Inc.	BEVER	4,590	229,271
Apollo Group, Inc. - Class A *	COMSV	918	67,354
Archer-Daniels-Midland Co.	AGRIC	3,402	57,766
Avon Products, Inc.	COSPC	2,700	117,936
Black & Decker Corp.	HANMT	486	37,636
Block H & R, Inc.	COMSV	864	42,699
Blyth, Inc.	HOUPW	216	6,674
Brown-Forman Corp.	CHEME	216	9,893
Bunge, Ltd.	AGRIC	648	25,907
Campbell Soup Co.	FOOD	1,458	38,331
Career Education Corp. *	COMSV	594	16,887
Casey’s General Stores, Inc.	RETAL	270	5,019
Cendant Corp.	COMSV	5,832	125,971
Chemed Corp.	COMSV	54	3,010
Chiquita Brands International, Inc. *	FOOD	216	3,761
Church & Dwight, Inc.	HOUPW	378	10,607
Clorox Co.	HOUPW	918	48,929
Coca-Cola Co.	BEVER	12,906	516,885
Coca-Cola Enterprises, Inc.	BEVER	1,404	26,536
Colgate-Palmolive Co.	COSPC	3,024	136,624
ConAgra Foods, Inc.	FOOD	3,024	77,746
Constellation Brands, Inc. *	BEVER	540	20,552
Coors (Adolph) Co. - Class B	BEVER	162	11,003
Corinthian Colleges, Inc. *	COMSV	540	7,279
Corn Products International, Inc.	FOOD	216	9,958
Dean Foods Co. *	FOOD	918	27,558
Del Monte Foods Co. *	FOOD	1,134	11,896
DeVry, Inc. *	COMSV	378	7,828
Dreyer’s Grand Ice Cream Holdings, Inc.	FOOD	108	8,637
eBay, Inc. *	INTER	2,862	263,133
Education Management Corp. *	COMSV	324	8,631
Energizer Holdings, Inc. *	ELECE	432	19,915
Flowers Foods, Inc.	FOOD	216	5,584
Fortune Brands, Inc.	HOUPW	810	60,013
General Mills, Inc.	FOOD	1,728	77,587
Gillette Co.	COSPC	5,238	218,634
Hain Celestial Group, Inc. *	FOOD	162	2,864
Heinz (H.J.) Co.	FOOD	1,998	71,968
Hershey Foods Corp.	FOOD	972	45,402
Hormel Foods Corp.	FOOD	432	11,569
InterActiveCorp *	INTER	2,862	63,021
ITT Educational Services, Inc. *	COMSV	270	9,734
JM Smucker Co.	FOOD	324	14,389
Kellogg Co.	FOOD	1,350	57,591
Kimberly-Clark Corp.	COSPC	2,862	184,857
Kraft Foods, Inc.	FOOD	1,512	47,961
Kroger Co. *	FOOD	3,888	60,342
Lancaster Colony Corp.	MISMA	162	6,830

See accompanying notes to the financial statements.

Laureate Education, Inc. *	COMSV	216	8,040
Loews Corp. - Carolina Group	AGRIC	324	7,896
Matthews International Corp. - Class A	MISMA	162	5,489
McCormick & Co., Inc.	FOOD	702	24,107
NBTY, Inc. *	PHARM	324	6,985
Newell Rubbermaid, Inc.	HOUSE	1,566	31,383
Nu Skin Enterprises, Inc.	RETAL	324	7,617
PepsiAmericas, Inc.	BEVER	378	7,220
PepsiCo, Inc.	BEVER	9,720	472,878
Performance Food Group Co. *	FOOD	270	6,399
Pre-Paid Legal Services, Inc. *	COMSV	108	2,773
PRICELINE.COM, Inc. *	INTER	108	2,394
Procter & Gamble Co.	COSPC	14,742	797,837
Ralcorp Holdings, Inc. *	FOOD	162	5,848
Regis Corp.	RETAL	270	10,860
Rent-A-Center, Inc. *	COMSV	432	11,172
Reynolds American, Inc.	AGRIC	486	33,067
Safeway, Inc. *	FOOD	2,538	49,009
Sara Lee Corp.	FOOD	4,536	103,692
Service Corporation International *	COMSV	1,944	12,072
Smithfield Foods, Inc. *	FOOD	486	12,150
Snap-on, Inc.	HANMT	324	8,929
Sotheby’s Holdings, Inc. - Class A *	COMSV	270	4,244
Stamps.com, Inc.	INTER	108	1,436
Stanley Works	HANMT	486	20,670
Stewart Enterprises, Inc. - Class A *	COMSV	540	3,753
Strayer Education, Inc.	COMSV	54	6,211
SuperValu, Inc.	FOOD	756	20,828
Sysco Corp.	FOOD	3,672	109,865
The Estee Lauder Companies, Inc.	COSPC	702	29,344
The Pepsi Bottling Group, Inc.	BEVER	918	24,924
The Robert Mondavi Corp. - Class A*	BEVER	54	2,115
The Scotts Co. - Class A *	HOUPW	108	6,928
The ServiceMaster Co.	COMSV	1,674	21,528
Tootsie Roll Industries, Inc.	FOOD	108	3,156
Tupperware Corp.	HOUPW	324	5,502
Tyson Foods, Inc. - Class A	FOOD	1,350	21,627
United Rentals, Inc. *	COMSV	378	6,006
Universal Corp.	AGRIC	162	7,232
UST, Inc.	AGRIC	972	39,133
VCA Antech, Inc. *	PHARM	486	10,027
Weight Watchers International, Inc. *	COMSV	216	8,385
Whole Foods Market, Inc.	FOOD	378	32,429
Wild Oats Markets, Inc. *	FOOD	162	1,400
Winn-Dixie Stores, Inc.	FOOD	486	1,502
Wrigley (WM.) JR Co.	FOOD	810	51,281
Yankee Candle Co., Inc. *	HOUPW	270	7,819

TOTAL COMMON STOCKS (Cost $5,044,839)			5,636,985

TOTAL INVESTMENT SECURITIES (Cost $5,044,839) - 99.4%			5,636,985
Net other assets (liabilities) – 0.6%			36,387

NET ASSETS – 100.0%			$5,673,372

*	Non-income producing security

See accompanying notes to the financial statements.

ProFund VP Consumer Non-Cyclical invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
AGRIC	Agriculture	12.8%
BEVER	Beverages	23.1%
CHEME	Chemicals	0.2%
COMSV	Commercial Services	6.6%
COSPC	Cosmetics/Personal Care	26.5%
ELECE	Electrical Components & Equipment	0.4%
FOOD	Food	18.7%
HANMT	Hand/Machine Tools	1.2%
HOUPW	Household Products/Wares	2.6%
HOUSE	Housewares	0.6%
INTER	Internet	5.8%
MISMA	Miscellaneous Manufacturing	0.2%
PHARM	Pharmaceuticals	0.3%
RETAL	Retail	0.4%
	Other**	0.6%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Energy

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (88.6%)
Amerada Hess Corp.	OILGA	10,890	$969,210
Anadarko Petroleum Corp.	OILGA	33,759	2,240,247
Apache Corp.	OILGA	44,649	2,237,361
Arch Coal, Inc.	COAL	7,623	270,540
Atwood Oceanics, Inc. *	OILGA	1,089	51,771
Baker Hughes, Inc.	OILGS	45,738	1,999,665
BJ Services Co.	OILGS	21,780	1,141,490
Burlington Resources, Inc.	OILGA	54,450	2,221,560
Cabot Oil & Gas Corp.	OILGA	4,356	195,584
Chesapeake Energy Corp.	OILGA	37,026	586,122
ChevronTexaco Corp.	OILGA	292,941	15,713,355
Cimarex Energy Co. *	OILGA	5,445	190,248
ConocoPhillips	OILGA	86,031	7,127,668
CONSOL Energy, Inc.	COAL	11,979	417,947
Cooper Cameron Corp. *	OILGS	7,623	418,045
Core Laboratories N.V. *	OILGS	3,267	80,336
Denbury Resources, Inc. *	OILGA	7,623	193,624
Devon Energy Corp.	OILGA	31,581	2,242,567
Diamond Offshore Drilling, Inc.	OILGA	8,712	287,409
El Paso Corp.	PIPEL	84,942	780,617
Ensco International, Inc.	OILGA	20,691	675,975
EOG Resources, Inc.	OILGA	16,335	1,075,660
Exxon Mobil Corp.	OILGA	612,158	29,585,597
FMC Technologies, Inc. *	OILGS	8,712	290,981
Forest Oil Corp. *	OILGA	6,534	196,804
Global Industries, Ltd. *	OILGS	10,890	67,300
GlobalSantaFe Corp.	OILGA	26,136	801,068
Grant Prideco, Inc. *	OILGS	15,246	312,391
Grey Wolf, Inc. *	OILGA	25,047	122,480
Halliburton Co.	OILGS	59,895	2,017,862
Hanover Compressor Co. *	OILGS	8,712	117,176
Helmerich & Payne, Inc.	OILGA	6,534	187,460
Houston Exploration Co. *	OILGA	3,267	193,896
Input/Output, Inc. *	OILGS	8,712	89,821
Kerr-McGee Corp.	OILGA	17,424	997,524
Key Energy Services, Inc. *	OILGS	17,424	192,535
Kinder Morgan, Inc.	PIPEL	13,068	820,932
Lone Star Technologies, Inc. *	OILGS	4,356	164,657
Marathon Oil Corp.	OILGA	46,827	1,933,019
Massey Energy Co.	COAL	10,890	315,048
Maverick Tube Corp. *	OILGS	5,445	167,760
McDermott International, Inc. *	ENGCO	7,623	89,951
Murphy Oil Corp.	OILGA	11,979	1,039,418
Nabors Industries, Ltd. *	OILGA	20,691	979,719
National-Oilwell, Inc. *	OILGS	11,979	393,630
Newfield Exploration Co. *	OILGA	8,712	533,523
Newpark Resources, Inc. *	OILGS	11,979	71,874
Noble Corp. *	OILGA	18,513	832,159

See accompanying notes to the financial statements.

Noble Energy, Inc.	OILGA	7,623	443,964
Occidental Petroleum Corp.	OILGA	53,361	2,984,481
Oceaneering International, Inc. *	OILGS	3,267	120,356
Offshore Logistics, Inc. *	TRANS	3,267	112,450
Parker Drilling Co. *	OILGA	13,068	47,960
Patina Oil & Gas Corp.	OILGA	8,712	257,614
Patterson-UTI Energy, Inc.	OILGA	22,869	436,112
Peabody Energy Corp.	COAL	8,712	518,364
Pioneer Natural Resources Co.	OILGA	19,484	671,811
Plains Exploration & Production Co. *	OILGA	10,890	259,835
Pogo Producing Co.	OILGA	7,623	361,711
Premor, Inc. *	OILGA	10,890	419,265
Pride International, Inc. *	OILGA	16,335	323,270
Rowan Companies, Inc. *	OILGA	14,157	373,745
Schlumberger, Ltd.	OILGS	80,586	5,424,243
SEACOR SMIT, Inc. *	OILGS	2,178	101,822
Smith International, Inc. *	OILGS	14,157	859,755
Stone Energy Corp. *	OILGA	3,267	142,964
Sunoco, Inc.	OILGA	10,890	805,642
Superior Energy Services, Inc. *	OILGS	7,623	98,489
Tesoro Petroleum Corp. *	OILGA	8,712	257,265
Tidewater, Inc.	OILGS	7,623	248,129
Transocean Sedco Forex, Inc. *	OILGA	43,560	1,558,577
Unit Corp. *	OILGA	5,445	191,011
Unocal Corp.	OILGA	35,937	1,545,291
Valero Energy Corp.	OILGA	17,424	1,397,579
Varco International, Inc. *	OILGS	13,068	350,484
Veritas DGC, Inc. *	OILGS	4,356	99,230
Vintage Petroleum, Inc.	OILGA	7,623	152,994
Weatherford International, Ltd. *	OILGS	18,513	944,533
Western Gas Resources, Inc.	PIPEL	7,623	217,942
Williams Companies, Inc.	PIPEL	70,785	856,498
XTO Energy, Inc.	OILGA	35,937	1,167,234

TOTAL COMMON STOCKS (Cost $87,311,767)			107,382,206

	Principal Amount
Repurchase Agreements (0.1%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $168,077 (Collateralized by $173,000 Federal National Mortgage Association, 1.86%, 12/22/04, market value $172,258)	$168,000	168,000

TOTAL REPURCHASE AGREEEMENTS (Cost $168,000)		168,000

TOTAL INVESTMENT SECURITIES (Cost $87,479,767) - 88.7%		107,550,206
Net other assets (liabilities) – 11.3%		13,668,125

NET ASSETS – 100.0%		$121,218,331

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Energy Sector Index expiring 10/1/04 (Underlying notional amount at value $13,575,307)	135,753	$ (3,009)

*	Non-income producing security

See accompanying notes to the financial statements.

ProFund VP Energy invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
COAL	Coal	1.3%
ENGCO	Engineering & Construction	0.1%
OILGA	Oil & Gas	71.9%
OILGS	Oil & Gas Services	13.0%
PIPEL	Pipelines	2.2%
TRANS	Transportation	0.1%
	Other**	11.4%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Financial

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (99.9%)
ACE, Ltd.	INSUR	3,495	$140,010
AFLAC, Inc.	INSUR	6,524	255,806
Allstate Corp.	INSUR	7,689	368,995
Ambac Financial Group, Inc.	INSUR	2,097	167,655
American Express Co.	DIVFS	13,048	671,450
American International Group, Inc.	INSUR	23,766	1,615,849
AmSouth Bancorp	BANKS	4,427	108,019
AON Corp.	INSUR	2,330	66,964
Archstone-Smith TrustREIT	REITS	3,029	95,838
Avalonbay Communities, Inc.REIT	REITS	2,563	154,344
Bank of America Corp.	BANKS	43,338	1,877,836
Bank of New York Co., Inc.	BANKS	9,087	265,068
Banknorth Group, Inc.	BANKS	3,029	106,015
BB&T Corp.	BANKS	5,825	231,194
Bear Stearns Cos., Inc.	DIVFS	1,631	156,853
Boston Properties, Inc.REIT	REITS	3,262	180,682
Capital One Financial Corp.	DIVFS	3,495	258,281
Chubb Corp.	INSUR	2,097	147,377
Cincinnati Financial Corp.	INSUR	932	38,417
CIT Group, Inc.	DIVFS	3,961	148,102
Citigroup, Inc.	DIVFS	55,687	2,456,911
Comerica, Inc.	BANKS	1,864	110,628
Commerce Bancorp, Inc.	BANKS	1,398	77,170
Compass Bancshares, Inc.	BANKS	3,029	132,731
Countrywide Credit Industries, Inc.	DIVFS	6,990	275,336
Duke-Weeks Realty Corp.REIT	REITS	4,194	139,241
Equity Office Properties TrustREIT	REITS	5,592	152,382
Equity Residential Properties TrustREIT	REITS	6,058	187,798
Everest Re Group, Ltd.	INSUR	699	51,957
Fannie Mae	DIVFS	9,087	576,116
Fidelity National Financial, Inc.	INSUR	2,097	79,896
Fifth Third Bancorp	BANKS	5,126	252,302
First Horizon National Corp.	BANKS	1,631	70,720
Franklin Resources, Inc.	DIVFS	1,398	77,952
Freddie Mac	DIVFS	7,456	486,429
General Growth Properties, Inc.REIT	REITS	3,495	108,345
Golden West Financial Corp.	SAVLO	1,631	180,959
Goldman Sachs Group, Inc.	DIVFS	4,893	456,223
GreenPoint Financial Corp.	SAVLO	1,864	86,508
Hartford Financial Services Group, Inc.	INSUR	4,194	259,734
Huntington Bancshares, Inc.	BANKS	3,029	75,452
iStar Financial, Inc.REIT	REITS	4,427	182,525
J.P. Morgan Chase & Co.	DIVFS	38,444	1,527,381
Jefferson-Pilot Corp.	INSUR	2,796	138,849
KeyCorp	BANKS	5,126	161,982
Kimco Realty Corp.REIT *	REITS	2,330	119,529
Legg Mason, Inc.	DIVFS	2,796	148,943
Lincoln National Corp.	INSUR	2,796	131,412
Loews Corp.	INSUR	932	54,522
M&T Bank Corp.	BANKS	932	89,192
Marsh & McLennan Companies, Inc.	INSUR	4,660	213,242
Marshall & Ilsley Corp.	BANKS	3,728	150,238

See accompanying notes to the financial statements.

MBIA, Inc.	INSUR	3,029	176,318
MBNA Corp.	DIVFS	12,815	322,938
Mellon Financial Corp.	BANKS	5,825	161,294
Merrill Lynch & Co., Inc.	DIVFS	9,087	451,806
MetLife, Inc.	INSUR	4,427	171,104
MGIC Investment Corp.	INSUR	1,398	93,037
Morgan Stanley Dean Witter & Co.	DIVFS	10,951	539,884
National City Corp.	BANKS	6,291	242,958
National Commerce Financial Corp.	BANKS	2,097	71,738
New York Community Bancorp	SAVLO	3,262	67,001
North Fork Bancorp, Inc.	BANKS	2,330	103,569
Northern Trust Corp.	BANKS	3,728	152,102
Old Republic International Corp.	INSUR	4,194	104,976
Plum Creek Timber Co., Inc.	FORPP	4,893	171,402
PMI Group, Inc.	INSUR	1,864	75,641
PNC Financial Services Group	BANKS	2,796	151,264
Popular, Inc.	BANKS	2,097	55,151
Principal Financial Group, Inc.	INSUR	2,796	100,572
Progressive Corp.	INSUR	2,330	197,468
PrologisREIT	REITS	6,058	213,484
Prudential Financial, Inc.	INSUR	5,825	274,008
Public Storage, Inc.REIT	REITS	2,563	126,997
Radian Group, Inc.	INSUR	1,398	64,630
Regions Financial Corp.	BANKS	4,660	154,060
Rouse Co.REIT	REITS	2,330	155,830
SAFECO Corp.	INSUR	1,631	74,455
Schwab (Charles) Corp.	DIVFS	16,310	149,889
Simon Property Group, Inc.REIT	REITS	3,029	162,445
SLM Corp.	DIVFS	4,427	197,444
SouthTrust Corp.	BANKS	3,961	165,015
Sovereign Bancorp, Inc.	SAVLO	6,990	152,522
St. Paul Companies, Inc.	INSUR	8,620	284,977
State Street Corp.	BANKS	3,961	169,174
SunTrust Banks, Inc.	BANKS	4,427	311,705
Synovus Financial Corp.	BANKS	3,495	91,394
T. Rowe Price Group, Inc.	DIVFS	1,864	94,952
Torchmark Corp.	INSUR	1,398	74,346
U.S. Bancorp	BANKS	21,203	612,767
Unumprovident Corp.	INSUR	7,689	120,640
Vornado Realty TrustREIT	REITS	2,563	160,649
Wachovia Corp.	BANKS	13,747	645,422
Washington Mutual, Inc.	SAVLO	8,854	346,015
Wells Fargo & Co.	BANKS	17,708	1,055,928
Willis Group Holdings, Ltd.	INSUR	2,097	78,428
XL Capital, Ltd. - Class A	INSUR	1,398	103,438
Zions Bancorp	BANKS	2,097	128,001

TOTAL COMMON STOCKS (Cost $20,814,066)			25,846,198

	Principal Amount
Repurchase Agreements (0.3%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $78,003 (Collateralized by $80,000 Federal National Mortgage Association, 1.86%, 12/22/04, market value $79,657)	$78,000	78,000

TOTAL REPURCHASE AGREEMENTS (Cost $78,000)		78,000

See accompanying notes to the financial statements.

TOTAL INVESTMENT SECURITIES (Cost $20,892,066) - 100.2%	25,924,198
Net other assets (liabilities) – (0.2)%	(57,075)

NET ASSETS – 100.0%	$25,867,123

*	Non-income producing security

REIT	Real Estate Investment Trust

ProFund VP Financial invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
BANKS	Banks	30.9%
DIVFS	Diversified Financial Services	34.7%
FORPP	Forest Products & Paper	0.7%
INSUR	Insurance	22.1%
REITS	Real Estate Investment Trust	8.3%
SAVLO	Savings & Loans	3.2%
	Other**	0.1%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Healthcare

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (99.8%)
Abbott Laboratories	PHARM	33,666	$1,426,091
Accredo Health, Inc. *	PHARM	1,810	42,662
Aetna, Inc.	HEALS	3,258	325,572
Affymetrix, Inc. *	BIOTE	1,810	55,585
Alcon, Inc.	HEALP	1,810	145,162
Allergan, Inc.	PHARM	2,896	210,105
Amgen, Inc. *	BIOTE	27,874	1,579,897
Amylin Pharmaceuticals, Inc. *	PHARM	3,258	66,854
Andrx Group *	PHARM	2,896	64,755
Anthem, Inc. *	HEALS	3,258	284,261
Applera Corp. - Applied Biosystems Group	ELETR	4,706	88,802
Bard (C.R.), Inc.	HEALP	2,172	123,000
Barr Laboratories, Inc. *	PHARM	2,172	89,986
Bausch & Lomb, Inc.	HEALP	1,810	120,275
Baxter International, Inc.	HEALP	13,394	430,751
Beckman Coulter, Inc.	HEALP	1,448	81,262
Becton, Dickinson & Co.	HEALP	5,792	299,446
Biogen Idec, Inc. *	BIOTE	7,602	465,014
Biomet, Inc.	HEALP	5,068	237,588
Boston Scientific Corp. *	HEALP	13,394	532,144
Bristol-Myers Squibb Co.	PHARM	42,354	1,002,519
Caremark Rx, Inc. *	PHARM	10,136	325,062
Celgene Corp. *	BIOTE	2,172	126,476
Cephalon, Inc. *	PHARM	1,810	86,699
Charles River Laboratories Int., Inc. *	BIOTE	1,086	49,739
Chiron Corp. *	BIOTE	3,258	144,004
CIGNA Corp.	INSUR	2,896	201,648
Community Health Systems, Inc. *	HEALS	1,810	48,291
Cooper Companies, Inc.	HEALP	1,448	99,260
Covance, Inc. *	HEALS	2,534	101,284
Coventry Health Care, Inc. *	HEALS	1,810	96,600
CYTYC Corp. *	HEALP	3,620	87,423
Dade Behring Holdings, Inc. *	HEALP	1,448	80,680
DaVita, Inc. *	HEALS	3,258	101,487
DENTSPLY International, Inc.	HEALP	2,172	112,814
Edwards Lifesciences Corp. *	HEALP	1,086	36,381
Eli Lilly & Co.	PHARM	20,996	1,260,810
Express Scripts, Inc. - Class A *	PHARM	1,448	94,612
Fisher Scientific International, Inc. *	ELETR	2,895	168,866
Forest Laboratories, Inc. *	PHARM	7,964	358,221
Gen-Probe, Inc. *	HEALP	1,810	72,165
Genentech, Inc. *	BIOTE	10,136	531,328
Genzyme Corp. - General Division *	BIOTE	5,792	315,143
Gilead Sciences, Inc. *	PHARM	10,136	378,884
Guidant Corp.	HEALP	6,878	454,223
HCA, Inc.	HEALS	9,774	372,878
Health Management Assoc., Inc. – Class A	HEALS	5,792	118,331
Health Net, Inc. *	HEALS	3,258	80,538
Hillenbrand Industries, Inc.	HEALP	1,086	54,876
Hospira, Inc. *	PHARM	3,258	99,695
Humana, Inc. *	HEALS	3,258	65,095
IDEXX Laboratories, Inc. *	HEALP	1,086	55,104
ImClone Systems, Inc. *	PHARM	1,448	76,527

See accompanying notes to the financial statements.

INAMED Corp. *	HEALP	1,086	51,770
Invitrogen Corp. *	BIOTE	1,810	99,532
IVAX Corp. *	PHARM	5,792	110,917
Johnson & Johnson	HEALP	64,074	3,609,287
King Pharmaceuticals, Inc. *	PHARM	5,068	60,512
Laboratory Corp. of America Holdings *	HEALS	3,620	158,266
Lincare Holdings, Inc. *	HEALS	1,810	53,775
Manor Care, Inc.	HEALS	1,810	54,228
Martek Biosciences Corp. *	BIOTE	1,086	52,823
Medco Health Solutions, Inc. *	PHARM	6,516	201,344
Medicis Pharmaceutical Corp.	PHARM	1,086	42,397
MedImmune, Inc. *	BIOTE	6,154	145,850
Medtronic, Inc.	HEALP	25,702	1,333,933
Merck & Co., Inc.	PHARM	48,870	1,612,709
MGI Pharma, Inc. *	PHARM	2,172	57,971
Millennium Pharmaceuticals, Inc. *	BIOTE	9,774	134,002
Monsanto Co.	AGRIC	6,516	237,313
Mylan Laboratories, Inc.	PHARM	5,792	104,256
Neurocrine Biosciences, Inc. *	PHARM	724	34,144
Omnicare, Inc.	PHARM	2,534	71,864
OSI Pharmaceuticals, Inc. *	PHARM	1,086	66,746
PacifiCare Health Systems, Inc. *	HEALS	2,896	106,283
Patterson Dental Co. *	HEALP	1,448	110,859
Pediatrix Medical Group, Inc. *	HEALS	724	39,711
Pfizer, Inc.	PHARM	165,796	5,073,357
Pharmaceutical Product Development, Inc. *	COMSV	1,086	39,096
Protein Design Labs, Inc. *	BIOTE	3,620	70,880
Quest Diagnostics, Inc.	HEALS	1,810	159,678
Renal Care Group, Inc. *	HEALS	1,086	35,002
ResMed, Inc. *	HEALP	362	17,235
Respironics, Inc. *	HEALP	1,086	58,036
Schering-Plough Corp.	PHARM	31,856	607,175
Sepracor, Inc. *	PHARM	2,534	123,609
St. Jude Medical, Inc. *	HEALP	3,982	299,725
Stryker Corp.	HEALP	6,154	295,884
Techne Corp. *	HEALP	2,534	96,748
Tenet Healthcare Corp. *	HEALS	12,670	136,709
Triad Hospitals, Inc. *	HEALS	1,810	62,336
UnitedHealth Group, Inc.	HEALS	15,927	1,174,456
Universal Health Services, Inc. - Class B	HEALS	1,810	78,735
Varian Medical Systems, Inc. *	HEALP	2,896	100,115
Watson Pharmaceuticals, Inc. *	PHARM	2,172	63,987
Wellpoint Health Networks, Inc. *	HEALS	3,620	380,426
Wyeth	PHARM	28,960	1,083,104
Zimmer Holdings, Inc. *	HEALP	5,792	457,800

TOTAL COMMON STOCKS (Cost $28,583,381)			32,891,460

	Principal Amount
Repurchase Agreements (0.9%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $313,013 (Collateralized by $320,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $319,985)	$313,000	313,000

TOTAL REPURCHASE AGREEMENTS (Cost $313,000)		313,000

See accompanying notes to the financial statements.

TOTAL INVESTMENT SECURITIES (Cost $28,896,381) - 100.7%	33,204,460
Net other assets (liabilities) – (0.7)%	(239,727)

NET ASSETS – 100.0%	$32,964,733

*	Non-income producing security

ProFund VP Healthcare invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
AGRIC	Agriculture	0.7%
BIOTE	Biotechnology	11.4%
COMSV	Commercial Services	0.1%
ELETR	Electronics	0.8%
HEALP	Healthcare-Products	28.7%
HEALS	Healthcare-Services	12.2%
INSUR	Insurance	0.6%
PHARM	Pharmaceuticals	45.3%
	Other**	0.2%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Industrial

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.6%)
3M Co.	MISMA	4,140	$331,076
Accenture, Ltd. - Class A *	COMSV	2,668	72,170
Agilent Technologies, Inc. *	ELETR	2,944	63,502
ALLETE, Inc.	ELECT	276	8,970
Alliant Techsystems, Inc. *	AEROD	276	16,698
Allied Waste Industries, Inc. *	ENVIR	2,024	17,912
American Power Conversion Corp.	ELECE	1,380	23,998
American Standard Cos. *	BUILD	2,024	78,754
Amphenol Corp. - Class A *	ELETR	1,288	44,127
Arrow Electronics, Inc. *	ELETR	1,012	22,851
Ashland, Inc.	CHEME	552	30,956
Automatic Data Processing, Inc.	SOFTW	3,128	129,249
Avnet, Inc. *	ELETR	1,840	31,501
Ball Corp.	PACCO	920	34,436
Bemis Company, Inc.	PACCO	1,288	34,235
Boeing Co.	AEROD	4,324	223,205
Burlington Northern Santa Fe Corp.	TRANS	1,932	74,015
C.H. Robinson Worldwide, Inc.	TRANS	644	29,875
Caterpillar, Inc.	MECCM	2,024	162,831
CDW Corp.	DISTW	644	37,371
Ceridian Corp. *	COMPU	1,748	32,180
Certegy, Inc.	SOFTW	828	30,810
Choicepoint, Inc. *	COMSV	276	11,771
Cintas Corp.	TEXTI	920	38,677
Cooper Industries, Ltd. - Class A	MISMA	920	54,280
CSX Corp.	TRANS	1,288	42,762
Danaher Corp.	MISMA	1,748	89,637
Deere & Co.	MACDV	1,564	100,956
Diebold, Inc.	COMPU	644	30,075
Donnelley (R.R.) & Sons Co.	COMSV	1,288	40,340
Dover Corp.	MISMA	1,472	57,217
Dun & Bradstreet Corp. *	SOFTW	276	16,201
Eaton Corp.	MISMA	1,012	64,171
Emerson Electric Co.	ELECE	2,392	148,042
Equifax, Inc.	COMSV	828	21,826
Expeditors International of Washington, Inc.	TRANS	1,104	57,077
FedEx Corp.	TRANS	1,748	149,786
First Data Corp.	SOFTW	4,876	212,106
Fiserv, Inc. *	SOFTW	1,104	38,485
Flextronics International, Ltd. *	ELETR	3,680	48,760
Fluor Corp.	ENGCO	828	36,863
General Dynamics Corp.	AEROD	736	75,146
General Electric Co.	MISMA	59,156	1,986,458
Getty Images, Inc. *	ADVER	276	15,263
Goodrich Corp.	AEROD	552	17,311
Grainger (W.W.), Inc.	DISTW	644	37,127
Honeywell International, Inc.	MISMA	4,416	158,358
Hubbell, Inc. - Class B	ELECE	368	16,497
Illinois Tool Works, Inc.	MISMA	1,656	154,290
IMS Health, Inc.	SOFTW	1,840	44,013

See accompanying notes to the financial statements.

Ingersoll-Rand Co. - Class A	MISMA	1,104	75,039
Iron Mountain, Inc. *	COMSV	828	28,028
ITT Industries, Inc.	MISMA	552	44,154
Jabil Circuit, Inc. *	ELETR	1,196	27,508
L-3 Communications Holdings, Inc.	AEROD	736	49,312
Lockheed Martin Corp.	AEROD	1,840	102,635
Manpower, Inc.	COMSV	920	40,931
Masco Corp.	BUILD	3,312	114,363
Millipore Corp. *	BIOTE	552	26,413
Molex, Inc.	ELECE	1,472	43,895
Monster Worldwide, Inc. *	INTER	1,104	27,203
Moody’s Corp.	COMSV	828	60,651
Navistar International Corp. *	AUTOM	460	17,107
Norfolk Southern Corp.	TRANS	2,484	73,874
Northrop Grumman Corp.	AEROD	1,104	58,876
PACCAR, Inc.	AUTOM	1,380	95,386
Pactiv Corp. *	PACCO	1,564	36,363
Pall Corp.	MISMA	1,104	27,026
Parker Hannifin Corp.	ELETR	736	43,321
Paychex, Inc.	COMSV	1,748	52,702
Pentair, Inc.	MISMA	920	32,117
Precision Castparts Corp.	METFH	368	22,098
Raytheon Co.	AEROD	1,932	73,377
Republic Services, Inc.	ENVIR	1,012	30,117
Robert Half International, Inc.	COMSV	1,196	30,821
Rockwell Collins, Inc.	AEROD	1,012	37,586
Rockwell International Corp.	MACDV	1,380	53,406
Ryder System, Inc.	TRANS	736	34,621
Sabre Holdings Corp.	LEISU	1,012	24,824
Sanmina-SCI Corp. *	ELETR	5,704	40,213
Sealed Air Corp. *	PACCO	1,012	46,906
Sherwin-Williams Co.	CHEME	1,104	48,532
Smurfit-Stone Container Corp. *	PACCO	2,484	48,115
Solectron Corp. *	ELETR	6,440	31,878
Sonoco Products Co.	PACCO	1,472	38,920
SPX Corp.	MISMA	644	22,798
Stericycle, Inc. *	ENVIR	276	12,668
Symbol Technologies, Inc.	ELETR	1,932	24,420
Tektronix, Inc.	ELETR	828	27,531
Temple-Inland, Inc.	FORPP	828	55,600
Textron, Inc.	MISMA	920	59,128
Thermo Electron Corp. *	ELETR	1,840	49,717
Tyco International, Ltd.	MISMA	12,052	369,514
Union Pacific Corp.	TRANS	1,564	91,650
United Parcel Service, Inc. - Class B	TRANS	3,496	265,417
United Technologies Corp.	AEROD	2,852	266,320
Vishay Intertechnology, Inc. *	ELETR	1,748	22,549
Vulcan Materials Co.	BUILD	1,104	56,249
Waste Management, Inc.	ENVIR	3,404	93,066
Waters Corp. *	ELETR	736	32,458

TOTAL COMMON STOCKS (Cost $7,148,627)			8,381,620

TOTAL INVESTMENT SECURITIES (Cost $7,148,627) - 100.6%			8,381,620
Net other assets (liabilities) – (0.6)%			(45,907)

NET ASSETS – 100.0%			$8,335,713

*	Non-income producing security

See accompanying notes to the financial statements.

ProFund VP Industrial invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ADVER	Advertising	0.2%
AEROD	Aerospace/Defense	11.0%
AUTOM	Auto Manufacturers	1.3%
BIOTE	Biotechnology	0.3%
BUILD	Building Materials	3.0%
CHEME	Chemicals	1.0%
COMPU	Computers	0.7%
COMSV	Commercial Services	4.3%
DISTW	Distribution/Wholesale	0.9%
ELECE	Electrical Components & Equipment	2.8%
ELECT	Electric	0.1%
ELETR	Electronics	6.1%
ENGCO	Engineering & Construction	0.4%
ENVIR	Environmental Control	1.8%
FORPP	Forest Products & Paper	0.7%
INTER	Internet	0.3%
LEISU	Leisure Time	0.3%
MACDV	Machinery-Diversified	1.9%
MECCM	Machinery-Construction & Mining	2.0%
METFH	Metal Fabricate/Hardware	0.3%
MISMA	Miscellaneous Manufacturing	42.4%
PACCO	Packaging & Containers	2.9%
SOFTW	Software	5.6%
TEXTI	Textiles	0.5%
TRANS	Transportation	9.8%
	Other**	(0.6)%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Internet

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (99.8%)
Agile Software Corp. *	B2BE	5,696	$45,169
Akamai Technologies, Inc. *	INEST	14,596	205,074
Amazon.com, Inc. *	ECOMP	24,920	1,018,231
Ameritrade Holding Corp. - Class A *	FINIB	35,422	425,418
Ariba, Inc. *	B2BE	7,653	71,479
Ask Jeeves, Inc. *	INTCN	6,942	227,073
Autobytel, Inc. *	INTCN	4,806	43,110
BEA Systems, Inc. *	ENTSS	47,882	330,865
Check Point Software Technologies, Ltd. *	INTSY	22,250	377,583
CheckFree Corp. *	INTSY	8,010	221,637
CMGI, Inc. *	INTIC	42,720	51,691
CNET Networks, Inc. *	INTCN	16,554	151,469
Digital Insight Corp. *	ESERV	3,738	50,949
Digital River, Inc. *	EMARK	3,738	111,318
DoubleClick, Inc. *	EMARK	14,596	86,262
E*TRADE Group, Inc. *	FINIB	45,390	518,354
EarthLink, Inc. *	WEBPO	17,978	185,173
eBay, Inc. *	ECOMS	11,214	1,031,015
Google, Inc. *	WEBPO	2,848	369,101
Infospace, Inc. *	INTCN	3,560	168,708
InterActiveCorp *	ECOMS	49,128	1,081,798
Internet Security Systems, Inc. *	INTSY	5,340	90,780
Interwoven, Inc. *	INTAS	4,450	32,218
J2 Global Communications, Inc. *	INTTL	2,848	89,968
LookSmart, Ltd. *	INTCN	12,104	17,793
Macromedia, Inc. *	WEBHD	8,544	171,564
Monster Worldwide, Inc. *	ECOMS	13,172	324,558
Overstock.com, Inc. *	ECOMP	1,424	52,304
PRICELINE.COM, Inc. *	ECOMS	2,670	59,194
RealNetworks, Inc. *	INTAS	13,884	64,700
Siebel Systems, Inc. *	APSFT	56,070	422,768
Tibco Software, Inc. *	INEST	21,182	180,259
United Online, Inc. *	WEBPO	5,874	56,508
ValueClick, Inc. *	EMARK	9,968	94,098
VeriSign, Inc. *	INTSY	31,684	629,877
Vignette Corp. *	INTAS	35,956	47,821
WebMD Corp. *	ECOMS	38,626	268,837
webMethods, Inc. *	B2BE	6,586	35,038
Websense, Inc. *	ESERV	2,848	118,676
Yahoo!, Inc. *	WEBPO	32,040	1,086,476

TOTAL COMMON STOCKS (Cost $6,018,451)			10,614,914

TOTAL INVESTMENT SECURITIES (Cost $6,018,451) - 99.8%			10,614,914
Net other assets (liabilities) – 0.2%			18,524

NET ASSETS – 100.0%			$10,633,438

*	Non-income producing security

See accompanying notes to the financial statements.

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
APSFT	Applications Software	4.0%
B2BE	B2B/E-Commerce	1.4%
ECOMP	E-Commerce/Products	10.1%
ECOMS	E-Commerce/Services	26.0%
EMARK	E-Marketing/Information	2.7%
ENTSS	Enterprise Software/Services	3.1%
ESERV	E-Services/Consulting	1.6%
FINIB	Finance – Investment Banker/Broker	8.9%
INEST	Internet Infrastructure Software	3.6%
INTAS	Internet Application Software	1.4%
INTCN	Internet Content – Information/Networking	5.7%
INTIC	Internet Incubators	0.5%
INTSY	Internet Security	12.4%
INTTL	Internet Telephony	0.8%
WEBHD	Web Hosting/Design	1.6%
WEBPO	Web Portals/ISP	16.0%
	Other**	0.2%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Pharmaceuticals

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (79.7%)
Alkermes, Inc. *	DGDSY	1,053	$12,152
Allergan, Inc.	MEDID	1,521	110,349
Alpharma, Inc.	MEDGD	468	8,560
American Pharmaceutical Partners, Inc. *	MEDID	468	12,903
Andrx Group *	DGDSY	819	18,313
Barr Laboratories, Inc. *	MEDGD	1,053	43,626
Bristol-Myers Squibb Co.	MEDID	16,330	386,531
Cephalon, Inc. *	MEDID	702	33,626
Eli Lilly & Co.	MEDID	6,298	378,195
Forest Laboratories, Inc. *	MEDID	4,212	189,456
Hospira, Inc. *	DGDSY	1,755	53,702
Impax Laboratories, Inc. *	MEDGD	585	8,986
IVAX Corp. *	MEDGD	2,457	47,052
Johnson & Johnson	MEDIP	33,930	1,911,277
King Pharmaceuticals, Inc. *	MEDID	2,808	33,528
Medicis Pharmaceutical Corp.	MEDID	585	22,838
Merck & Co., Inc.	MEDID	11,389	375,837
MGI Pharma, Inc. *	THERA	819	21,859
Mylan Laboratories, Inc.	MEDGD	3,042	54,755
Nektar Therapeutics *	MEDBG	936	13,553
Noven Pharmaceuticals, Inc. *	DGDSY	234	4,877
Par Pharmaceutical Companies, Inc. *	MEDGD	351	12,611
Perrigo Co.	MEDGD	702	14,426
Pfizer, Inc.	MEDID	66,563	2,036,828
PRAECIS Pharmaceuticals, Inc. *	MEDBG	585	1,287
Schering-Plough Corp.	MEDID	16,848	321,123
Sepracor, Inc. *	MEDID	1,053	51,365
Taro Pharmaceutical Industries, Ltd. *	MEDGD	234	5,471
Valeant Pharmaceuticals International	MEDID	936	22,576
Watson Pharmaceuticals, Inc. *	MEDGD	1,287	37,915
Wyeth	MEDID	10,510	393,074

TOTAL COMMON STOCKS (Cost $6,262,126)			6,638,651

TOTAL INVESTMENT SECURITIES (Cost $6,262,126) - 79.7%			6,638,651
Net other assets (liabilities) – 20.3%			1,690,550

NET ASSETS – 100.0%			$8,329,201

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 10/1/04 (Underlying notional amount 1,633,051)	16,331	$(455)

*	Non-income producing security

See accompanying notes to the financial statements.

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
DGDSY	Drug Delivery Systems	1.1%
MEDBG	Medical – Biomedical/Genetic	0.2%
MEDGD	Medical – Generic Drugs	2.8%
MEDID	Medical – Drugs	52.4%
MEDIP	Medical Products	22.9%
THERA	Therapeutics	0.3%
	Other**	20.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Precious Metals

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (53.5%)
Farmer Mac, 1.30%, 10/1/04	$12,243,000	$12,243,000
Federal Home Loan Bank, 1.30%, 10/1/04	12,243,000	12,243,000
Federal National Mortgage Association, 1.40%, 10/6/04	12,243,000	12,240,619

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,726,619)		36,726,619

Repurchase Agreements (35.6%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $12,243,493 (Collateralized by $12,489,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $12,488,410)	12,243,000	12,243,000
UMB Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $12,243,493 (Collateralized by $12,421,000 U.S. Treasury Notes, 2.25%, 4/30/06, market value $12,488,674)	12,243,000	12,243,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,486,000)		24,486,000

TOTAL INVESTMENT SECURITIES (Cost $61,212,619) - 89.1%		61,212,619
Net other assets (liabilities) – 10.9%		7,486,642

NET ASSETS – 100.0%		$68,699,261

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Precious Metals Index expiring 12/21/04 (Underlying notional amount at value $68,563,919)	328,466	$3,776,267

See accompanying notes to the financial statements.

ProFund VP Real Estate

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.0%)
Alexandria Real Estate Equities, Inc.REIT	REIOP	5,785	$380,192
AMB Property Corp. REIT	REIWI	25,365	939,019
American Financial Realty Trust REIT	REIDI	33,820	477,209
Annaly Mortgage Management, Inc. REIT	REIMO	36,935	632,706
Apartment Invst & Mgt Co. - Class AREIT	REIAP	28,925	1,006,019
Archstone-Smith TrustREIT	REIAP	60,075	1,900,788
Arden Realty Group, Inc. REIT	REIOP	20,025	652,419
Avalonbay Communities, Inc. REIT	REIAP	22,250	1,339,901
Boston Properties, Inc. REIT	REIOP	33,375	1,848,649
Brandywine Realty TrustREIT	REIOP	16,465	468,927
BRE Properties, Inc. - Class AREIT	REIAP	15,575	597,305
Camden Property TrustREIT	REIAP	12,015	555,096
Capital AutomotiveREIT	REIDI	11,125	347,879
CarrAmerica Realty Corp. REIT	REIOP	16,465	538,410
Catellus Development Corp.	REIWI	26,700	707,824
CBL & Associates Properties, Inc. REIT	REIRM	8,900	542,457
Centerpoint Properties Corp. REIT	REIWI	14,685	639,976
Chelsea Property Group, Inc. REIT	REISC	13,350	895,788
Colonial Properties Trust REIT	REIDI	8,455	340,062
Cousins Properties, Inc. REIT	REIDI	12,015	412,238
Crescent Real Estate Equities Co. REIT	REIDI	30,260	476,300
CRT Properties, Inc.	REIOP	8,010	171,817
Developers Diversified Realty Corp. REIT	REISC	31,150	1,219,530
Duke-Weeks Realty Corp. REIT	REIDI	43,610	1,447,863
Equity Inns, Inc. REIT	REIHO	13,795	136,298
Equity Office Properties Trust REIT	REIOP	123,710	3,371,128
Equity Residential Properties Trust REIT	REIAP	85,885	2,662,456
Essex Property Trust, Inc. REIT	REIAP	6,230	447,627
Federal Realty Investment Trust REIT	REISC	16,020	704,884
FelCor Lodging Trust, Inc. REIT *	REIHO	14,240	161,058
First Industrial Realty Trust, Inc. REIT	REIWI	12,460	459,777
Friedman, Billings, Ramsey Group, Inc.	FINIB	43,610	832,962
Gables Residential Trust REIT	REIAP	8,900	303,937
General Growth Properties, Inc. REIT	REIRM	67,195	2,083,062
Glenborough Realty Trust, Inc. REIT	REIOP	9,790	203,341
Health Care Property Investors, Inc. REIT	REIHC	40,495	1,052,880
Health Care REIT, Inc.	REIHC	16,020	563,908
Healthcare Realty Trust, Inc. REIT	REIHC	14,240	555,933
Highwoods Properties, Inc. REIT	REIOP	16,465	405,208
Home Properties Of New York, Inc. REIT	REIAP	10,235	404,899
Hospitality Properties Trust REIT	REIHO	19,135	813,051
Host Marriott Corp. REIT	REIHO	98,345	1,379,805
HRPT Properties Trust REIT	REIOP	54,290	596,661
IMPAC Mortgage Holdings, Inc. REIT *	REIMO	19,580	514,959
iStar Financial, Inc. REIT	REIDI	34,265	1,412,755
Kilroy Realty Corp. REIT	REIOP	8,900	338,469
Kimco Realty Corp. REIT *	REISC	28,925	1,483,860
Liberty Property TrustREIT	REIDI	25,810	1,028,277
LNR Property Corp.	REMAS	6,230	385,701
Macerich Co. REIT	REIRM	18,245	972,281
Mack-Cali Realty Corp. REIT	REIOP	18,690	827,971
Manufactured Home Communities, Inc. REIT	REIMH	6,230	207,087

See accompanying notes to the financial statements.

MeriStar Hospitality Corp. REIT *	REIHO	26,700	145,522
Mills Corp. REIT	REIRM	16,465	854,044
Nationwide Health Properties, Inc. REIT	REIHC	20,470	424,758
New Plan Excel Realty Trust, Inc. REIT	REISC	31,150	778,758
Novastar Financial, Inc. REIT	REIMO	7,565	329,836
Pan Pacific Retail Properties REIT	REISC	12,460	674,089
Pennsylvania REIT	REIRM	10,235	395,688
Plum Creek Timber Co, Inc.	FORES	56,070	1,964,146
Post Properties, Inc. REIT	REIAP	12,015	359,252
Prentiss Properties Trust REIT	REIOP	12,015	432,543
Prologis REIT	REIWI	55,625	1,960,239
Public Storage, Inc. REIT	REIST	27,145	1,345,041
Rayonier, Inc.	PAPER	15,130	684,485
Realty Income Corp. REIT	REISC	12,015	541,038
Reckson Associates Realty Corp. REIT	REIDI	21,360	614,105
Redwood Trust, Inc. REIT	REIMO	6,675	416,655
Regency Centers Corp. REIT	REISC	18,690	868,903
Rouse Co. REIT	REIRM	31,595	2,113,082
Shurgard Storage Centers, Inc. - Class A REIT	REIST	14,240	552,516
Simon Property Group, Inc. REIT	REIRM	63,635	3,412,760
SL Green Realty Corp. REIT	REIOP	12,015	622,500
St. Joe Co.	REOPD	19,580	935,342
Taubman Centers, Inc. REIT	REIRM	14,240	367,823
Thornburg Mortgage Asset Corp. REIT	REIMO	25,365	735,845
Trizec Properties, Inc. REIT	REIOP	28,035	447,726
United Dominion Realty Trust, Inc. REIT	REIAP	39,160	776,553
Ventas, Inc. REIT	REIHC	25,810	669,002
Vornado Realty Trust REIT	REIDI	36,045	2,259,309
Washington REIT	REIDI	12,905	391,025
Weingarten Realty Investors REIT	REISC	24,475	807,920

TOTAL COMMON STOCKS (Cost $58,402,334)			69,728,599

TOTAL INVESTMENT SECURITIES (Cost $58,402,334) – 100.0%			69,728,599
Net other assets (liabilities) – NM			(19,541)

NET ASSETS – 100.0%			$69,709,058

*	Non-income producing security

REIT	Real Estate Investment Trust

NM	Not meaningful, amount is less than 0.05%.

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
FINIB	Finance - Investment Banker/Broker	1.2%
FORES	Forestry	2.8%
PAPER	Paper and Related Products	1.0%
REIAP	Real Estate Investment Trusts - Apartments	14.9%
REIDI	Real Estate Investment Trusts - Diversified	13.2%
REIHC	Real Estate Investment Trusts – Health Care	4.7%
REIHO	Real Estate Investment Trusts - Hotels	3.8%
REIMH	Real Estate Investment Trusts – Manufactured Homes	0.3%
REIMO	Real Estate Investment Trusts - Mortgage	3.8%
REIOP	Real Estate Investment Trusts – Office Property	16.1%
REIRM	Real Estate Investment Trusts – Regional Malls	15.4%
REISC	Real Estate Investment Trusts – Shopping Centers	11.4%
REIST	Real Estate Investment Trusts - Storage	2.7%
REIWI	Real Estate Investment Trusts – Warehouse/Industrial	6.8%
REMAS	Real Estate Management/Service	0.6%
REOPD	Real Estate Operations/Development	1.3%
	Other**	NM

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Semiconductor

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (87.8%)
Actel Corp. *	ELECC	922	$14,014
Advanced Micro Devices, Inc. *	ELECC	13,830	179,790
Agere Systems, Inc. - Class A *	ELECC	31,348	32,915
Agere Systems, Inc. - Class B *	ELECC	35,036	35,737
Altera Corp. *	ELECC	14,752	288,697
Amkor Technology, Inc. *	ELECC	3,688	13,461
Analog Devices, Inc.	SEMIC	14,291	554,204
Applied Materials, Inc. *	SEMIE	65,001	1,071,865
Applied Micro Circuits Corp. *	ELECC	11,986	37,516
Asyst Technologies, Inc. *	SEMIE	1,844	9,423
Atmel Corp. *	SEMIC	17,057	61,746
ATMI, Inc. *	SEMIE	1,383	28,324
Axcelis Technologies, Inc. *	SEMIE	3,688	30,537
Broadcom Corp. - Class A *	ELECC	10,142	276,775
Brooks Automation, Inc. *	SEMIE	1,844	26,093
Cirrus Logic, Inc. *	SEMIC	3,227	15,393
Cohu, Inc.	SEMIE	922	13,627
Conexant Systems, Inc. *	ELECC	17,978	28,945
Credence Systems Corp. *	SEMIE	3,688	26,554
Cree Research, Inc. *	ELECC	2,766	84,446
Cymer, Inc. *	LASER	1,383	39,637
Cypress Semiconductor Corp. *	SEMIC	4,610	40,752
DSP Group, Inc. *	ELECC	922	19,408
DuPont Photomasks, Inc. *	SEMIE	461	7,855
ESS Technology, Inc. *	ELECC	1,383	9,474
Exar Corp. *	SEMIC	1,383	19,583
Fairchild Semiconductor Intl., Inc. *	ELECC	4,610	65,324
Integrated Device Technology, Inc. *	SEMIC	4,149	39,540
Intel Corp.	ELECC	163,174	3,273,270
Interdigital Communications Corp. *	WIREE	2,305	37,618
International Rectifier Corp. *	ELECC	2,305	79,062
Intersil Corp. - Class A	ELECC	5,532	88,125
KLA - Tencor Corp. *	SEMIE	7,376	305,956
Kopin Corp. *	ELECC	2,766	11,258
Kulicke & Soffa Industries, Inc. *	SEMIE	1,844	10,419
Lam Research Corp. *	SEMIE	5,071	110,953
Lattice Semiconductor Corp. *	ELECC	4,149	20,372
Linear Technology Corp.	SEMIC	11,986	434,373
LSI Logic Corp. *	ELECC	14,752	63,581
LTX Corp. *	SEMIE	2,305	12,470
M-Systems Flash Disk Pioneers, Ltd. *	PCMDV	1,383	22,847
Marvell Technology Group, Ltd. *	SEMIC	7,376	192,735
Maxim Integrated Products, Inc.	SEMIC	12,447	526,384
Micrel, Inc. *	SEMIC	2,766	28,794
Microchip Technology, Inc.	ELECC	7,837	210,345
Micron Technology, Inc. *	ELECC	23,511	282,837
Mykrolis Corp. *	SEMIE	1,383	13,927
National Semiconductor Corp. *	ELECC	13,830	214,227
Novellus Systems, Inc. *	SEMIE	5,993	159,354
NVIDIA Corp. *	ELECC	5,993	87,018
OmniVision Technologies, Inc. *	ELECC	2,305	32,616
Photronics, Inc. *	SEMIE	922	15,324

See accompanying notes to the financial statements.

PMC-Sierra, Inc. *	ELECC	6,915	60,921
Power Integrations, Inc. *	SEMIC	1,383	28,255
Rambus, Inc. *	ELECC	3,688	57,865
RF Micro Devices, Inc. *	WIREE	7,376	46,763
Sandisk Corp. *	PCMDV	5,993	174,516
Semtech Corp. *	ELECC	2,766	53,024
Silicon Image, Inc. *	ELECC	2,766	34,962
Silicon Laboratories, Inc. *	ELECC	1,383	45,763
Silicon Storage Technology, Inc. *	PCMDV	3,227	20,556
Skyworks Solutions, Inc. *	ELECC	5,993	56,934
Teradyne, Inc. *	SEMIE	7,376	98,838
Texas Instruments, Inc.	ELECC	66,384	1,412,652
Transmeta Corp. *	ELECC	5,993	7,551
TriQuint Semiconductor, Inc. *	SEMIC	5,071	19,777
Ultratech Stepper, Inc. *	SEMIE	922	14,448
Varian Semiconductor Equip. Assoc., Inc. *	SEMIE	1,383	42,735
Vitesse Semiconductor Corp. *	SEMIC	8,298	22,654
Xilinx, Inc.	ELECC	13,369	360,963
Zoran Corp. *	ELECC	1,844	28,988

TOTAL COMMON STOCKS (Cost $10,693,112)			11,893,665

	Principal Amount
Repurchase Agreements (0.4%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $56,002 (Collateralized by $58,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $57,997)	$56,000	56,000

TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000

TOTAL INVESTMENT SECURITIES (Cost $10,749,112) - 88.2%		11,949,665
Net other assets (liabilities) – 11.8%		1,599,615

NET ASSETS – 100.0%		$13,549,280

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 10/1/04 (Underlying notional amount at value $1,647,037)	16,470	$(283)

*	Non-income producing security

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ELECC	Electronic Components	55.9%
LASER	Lasers – Systems/Components	0.3%
PCMDV	Computers – Memory Devices	1.6%
SEMIC	Seismic Data Collections	14.6%
SEMIE	Semiconductor Equipment	14.8%
WIREE	Wireless Equipment	0.6%
	Other**	12.2%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Technology

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.0%)
3Com Corp. *	TELEC	7,404	$31,245
ADC Telecommunications, Inc. *	TELEC	17,893	32,386
Adobe Systems, Inc.	SOFTW	3,085	152,615
Advanced Fibre Communications, Inc. *	TELEC	1,851	29,431
Advanced Micro Devices, Inc. *	SEMIC	5,553	72,189
Affiliated Computer Srvcs, Inc.-Class A *	COMPU	1,234	68,697
Akamai Technologies, Inc. *	INTER	3,085	43,344
Altera Corp. *	SEMIC	5,553	108,672
Amdocs, Ltd. *	TELEC	2,468	53,876
American Tower Corp. *	TELEC	4,319	66,297
Analog Devices, Inc.	SEMIC	4,319	167,491
Andrew Corp. *	TELEC	3,085	37,760
Apple Computer, Inc. *	COMPU	4,936	191,270
Applied Materials, Inc. *	SEMIC	22,829	376,450
Ask Jeeves, Inc. *	INTER	1,234	40,364
Atmel Corp. *	SEMIC	14,191	51,371
Autodesk, Inc.	SOFTW	1,851	90,014
Avaya, Inc. *	TELEC	6,787	94,611
Avocent Corp. *	INTER	617	16,061
BEA Systems, Inc. *	SOFTW	8,021	55,425
BMC Software, Inc. *	SOFTW	3,702	58,529
Broadcom Corp. -Class A *	SEMIC	4,319	117,866
Cadence Design Systems, Inc. *	COMPU	7,404	96,548
Check Point Software Technologies Ltd. *	INTER	3,702	62,823
CIENA Corp. *	TELEC	11,106	21,990
Cisco Systems, Inc. *	TELEC	85,763	1,552,309
Citrix Systems, Inc. *	SOFTW	3,702	64,859
Cognizant Technology Solutions Corp. *	COMPU	2,468	75,299
Computer Associates International, Inc.	SOFTW	6,170	162,271
Computer Sciences Corp. *	COMPU	2,468	116,243
Compuware Corp. *	SOFTW	4,936	25,420
Comverse Technology, Inc. *	TELEC	3,702	69,709
Corning, Inc. *	TELEC	19,127	211,927
Crown Castle International Corp. *	TELEC	3,702	55,086
Dell, Inc. *	COMPU	27,765	988,435
DST Systems, Inc. *	COMPU	1,234	54,876
Electronic Data Systems Corp.	COMPU	4,936	95,709
EMC Corp. *	COMPU	31,467	363,129
Harris Corp.	TELEC	1,851	101,694
Hewlett-Packard Co.	COMPU	33,935	636,281
IKON Office Solutions, Inc.	OFFBE	1,234	14,833
Intel Corp.	SEMIC	82,061	1,646,144
International Business Machines Corp.	COMPU	20,361	1,745,753
International Rectifier Corp. *	SEMIC	1,851	63,489
Intersil Corp. - Class A	SEMIC	3,085	49,144
Intuit, Inc. *	SOFTW	3,085	140,059
JDS Uniphase Corp. *	TELEC	20,978	70,696
Juniper Networks, Inc. *	TELEC	8,021	189,296
KLA -Tencor Corp. *	SEMIC	3,085	127,966
Lam Research Corp. *	SEMIC	3,085	67,500
Lexmark International Group, Inc. *	COMPU	1,851	155,503
Linear Technology Corp.	SEMIC	3,702	134,160

See accompanying notes to the financial statements.

LSI Logic Corp. *	SEMIC	10,489	45,208
Lucent Technologies, Inc. *	TELEC	57,998	183,854
Marvell Technology Group, Ltd. *	SEMIC	3,085	80,611
Maxim Integrated Products, Inc.	SEMIC	3,702	156,558
McAfee, Inc. *	INTER	3,085	62,009
Mercury Interactive Corp. *	SOFTW	1,851	64,563
Microchip Technology, Inc.	SEMIC	3,085	82,801
Micron Technology, Inc. *	SEMIC	9,255	111,338
Microsoft Corp.	SOFTW	127,719	3,531,430
Motorola, Inc.	TELEC	30,233	545,403
National Semiconductor Corp. *	SEMIC	6,170	95,573
NCR Corp. *	COMPU	1,234	61,194
Network Appliance, Inc. *	COMPU	6,170	141,910
Novell, Inc. *	SOFTW	6,170	38,933
Novellus Systems, Inc. *	SEMIC	2,468	65,624
NVIDIA Corp. *	SEMIC	3,085	44,794
Oracle Corp. *	SOFTW	50,594	570,700
PeopleSoft, Inc. *	SOFTW	4,936	97,980
Pitney Bowes, Inc.	OFFBE	2,468	108,839
Plantronics, Inc.	TELEC	617	26,679
PMC-Sierra, Inc. *	SEMIC	4,319	38,050
Polycom, Inc. *	TELEC	2,468	48,916
QLogic Corp. *	SEMIC	1,234	36,539
Qualcomm, Inc.	TELEC	20,978	818,980
Red Hat, Inc. *	SOFTW	2,468	30,208
Sandisk Corp. *	COMPU	1,851	53,901
Scientific-Atlanta, Inc.	TELEC	3,085	79,963
Seagate Technology Common	COMPU	2,468	33,367
Siebel Systems, Inc. *	SOFTW	7,404	55,826
SpectraSite, Inc. *	TELEC	617	28,691
Storage Technology Corp. *	COMPU	1,851	46,756
Sun Microsystems, Inc. *	COMPU	45,658	184,458
SunGard Data Systems, Inc. *	COMPU	3,702	87,997
Symantec Corp. *	INTER	4,319	237,027
Synopsys, Inc. *	COMPU	2,468	39,068
Tellabs, Inc. *	TELEC	6,787	62,373
Teradyne, Inc. *	SEMIC	3,702	49,607
Texas Instruments, Inc.	SEMIC	22,829	485,801
Unisys Corp. *	COMPU	3,702	38,205
UTStarcom, Inc. *	TELEC	1,851	29,820
VeriSign, Inc. *	INTER	4,936	98,128
Veritas Software Corp. *	SOFTW	4,936	87,861
WebMD Corp. *	INTER	4,319	30,060
Western Digital Corp. *	COMPU	4,936	43,387
Xerox Corp. *	OFFBE	11,106	156,372
Xilinx, Inc.	SEMIC	4,319	116,613
Yahoo!, Inc. *	INTER	14,808	502,138
Zebra Technologies Corp. *	MACDV	617	37,643

TOTAL COMMON STOCKS (Cost $15,801,846)			20,788,871

Principal Amount
Repurchase Agreements (0.1%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $16,001 (Collateralized by $17,000 Federal National Mortgage Association, 1.86%, 12/29/04, market value $16,921)	$16,000	16,000

See accompanying notes to the financial statements.

TOTAL REPURCHASE AGREEMENTS (Cost $16,000)	16,000

TOTAL INVESTMENT SECURITIES (Cost $15,817,846) - 100.1%	20,804,871
Net other assets (liabilities) – (0.1)%	(23,214)

NET ASSETS – 100.0%	$20,781,657

*	Non-income producing security

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
COMPU	Computers	25.5%
INTER	Internet	5.3%
MACDV	Machinery-Diversified	0.2%
OFFBE	Office/Business Equipment	1.3%
SEMIC	Semiconductors	21.1%
SOFTW	Software	25.2%
TELEC	Telecommunications	21.4%
	Other**	NM

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP Telecommunications

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (79.9%)
Alltel Corp.	TELEI	14,732	$808,934
AT&T Corp.	TELEI	37,592	538,317
AT&T Wireless Services, Inc. *	CELLT	56,388	833,415
BellSouth Corp.	TELEI	30,968	839,852
CenturyTel, Inc.	TELEI	6,096	208,727
Cincinnati Bell, Inc. *	TELEI	11,684	40,777
Citizens Communications Co.	TELEI	13,716	183,657
IDT Corp. *	TELEI	1,016	14,813
IDT Corp. - Class B *	TELEI	2,032	30,541
Level 3 Communications, Inc. *	TELEI	29,464	76,312
MCI, Inc.	TELEI	12,192	204,216
Nextel Communications, Inc. - Class A *	CELLT	36,308	865,582
Nextel Partners, Inc. - Class A *	CELLT	2,032	33,691
NII Holdings, Inc. - Class B *	CELLT	2,540	104,673
Qwest Communications International, Inc. *	TELEI	69,088	230,063
SBC Communications, Inc.	TELEI	157,480	4,086,606
Sprint Corp. (FON Group)	TELEI	44,944	904,723
Telephone & Data Systems, Inc.	TELEI	2,540	213,792
US Cellular Corp. *	CELLT	508	21,920
Verizon Communications, Inc.	TELEI	111,272	4,381,892
Western Wireless Corp. - Class A *	CELLT	3,556	91,425
Wireless Facilities, Inc. *	WIREE	2,540	17,704

TOTAL COMMON STOCKS (Cost $12,835,871)			14,731,632

	Principal Amount
Repurchase Agreements (0.3%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $56,002 (Collateralized by $58,000 Federal National Mortgage Association, 1.86%, 12/22/04, market value $57,751)	$56,000	56,000

TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000

TOTAL INVESTMENT SECURITIES (Cost $12,891,871) - 80.2%		14,787,632
Net other assets (liabilities) – 19.8%		3,647,683

NET ASSETS – 100.0%		$18,435,315

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Sector Index expiring 10/1/04 (Underlying notional amount at value $3,706,019)	37,060	$(1,415)

*	Non-income producing security

See accompanying notes to the financial statements.

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
CELLT	Cellular Telecommunications	10.6%
TELEI	Telephone - Integrated	69.2%
WIREE	Wireless Equipment	0.1%
	Other**	20.1%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP Utilities

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Industry Abbreviation	Shares	Value
Common Stocks (100.1%)
AES Corp. *	ELECG	74,081	$740,069
AGL Resources, Inc.	GASDS	7,241	222,806
Allegheny Energy, Inc. *	ELECI	15,596	248,912
Alliant Energy Corp.	ELECI	13,925	346,454
Ameren Corp.	ELECI	23,394	1,079,633
American Electric Power, Inc.	ELECI	47,902	1,530,948
Aqua America, Inc.	WATER	11,140	246,305
Aquila, Inc. *	ELECI	28,407	88,630
Atmos Energy Corp.	GASDS	7,241	182,401
Avista Corp.	ELECI	5,570	100,817
Black Hills Corp.	ELECI	3,899	108,314
Calpine Corp. *	IPTPP	54,029	156,684
CenterPoint Energy, Inc.	ELECI	32,863	340,461
Cinergy Corp.	ELECI	20,609	816,116
CLECO Corp.	ELECI	5,570	96,027
CMS Energy Corp. *	ELECI	19,495	185,592
Consolidated Edison, Inc.	ELECI	29,521	1,241,063
Constellation Energy Group, Inc.	ELECI	21,166	843,253
Dominion Resources, Inc.	ELECI	40,104	2,616,786
DPL, Inc.	ELECI	14,482	298,040
DTE Energy Co.	ELECI	21,166	892,994
Duke Energy Corp.	ELECI	113,628	2,600,945
Duquesne Light Holdings, Inc.	ELECI	9,469	170,063
Dynegy, Inc. - Class A *	PIPEL	34,534	172,325
Edison International	ELECI	36,205	959,795
El Paso Electric Co. *	ELECI	5,570	89,510
Energen Corp.	GASDS	3,899	200,993
Energy East Corp.	ELECI	17,824	448,808
Entergy Corp.	ELECI	27,293	1,654,229
Equitable Resources, Inc.	PIPEL	7,241	393,259
Exelon Corp.	ELECI	80,208	2,942,833
FirstEnergy Corp.	ELECI	40,104	1,647,472
FPL Group, Inc.	ELECI	20,609	1,408,007
Great Plains Energy, Inc.	ELECI	8,912	259,785
Hawaiian Electric Industries, Inc.	ELECI	10,026	266,090
IDACORP, Inc.	ELECI	4,456	129,491
KeySpan Corp.	GASDS	19,495	764,204
MDU Resources Group, Inc.	ELECI	13,368	351,979
National Fuel Gas Co.	PIPEL	9,469	268,257
New Jersey Resources Corp.	GASDS	3,342	138,359
NICOR, Inc.	GASDS	5,570	204,419
NiSource, Inc.	ELECI	31,749	667,046
Northeast Utilities System	ELECI	15,596	302,406
Northwest Natural Gas Co.	GASDS	3,342	106,042
NRG Energy, Inc. *	IPTPP	10,026	270,100
NSTAR	ELECI	6,684	328,184
NUI Corp.	GASDS	1,671	22,291
OGE Energy Corp.	ELECI	10,583	267,009
ONEOK, Inc.	GASDS	11,697	304,356
Peoples Energy Corp.	GASDS	4,456	185,726
Pepco Holdings, Inc.	ELECI	21,166	421,203
PG&E Corp. *	ELECI	47,902	1,456,221

See accompanying notes to the financial statements.

Piedmont Natural Gas Company, Inc.	GASDS	4,456	195,797
Pinnacle West Capital Corp.	ELECI	11,140	462,310
PNM Resources, Inc.	ELECI	6,684	150,457
PPL Corp.	ELECI	22,837	1,077,450
Progress Energy, Inc.	ELECI	30,078	1,273,503
Public Service Enterprise Group, Inc.	ELECI	28,407	1,210,138
Puget Energy, Inc.	ELECI	12,254	278,166
Questar Corp.	PIPEL	10,026	459,390
Reliant Resources, Inc. *	IPTPP	36,205	337,793
SCANA Corp.	ELECI	12,254	457,564
Sempra Energy	GASDS	24,508	886,944
Sierra Pacific Resources *	ELECI	14,482	129,614
Southern Co.	ELECI	89,677	2,688,516
Southern Union Co. *	GASDS	8,912	182,696
TECO Energy, Inc.	ELECI	22,837	308,985
Texas Genco Holdings, Inc.	ELECG	1,671	77,952
TXU Corp.	ELECI	36,205	1,734,944
UGI Corp.	GASDS	6,127	228,292
Unisource Energy Corp.	ELECI	3,899	94,941
Vectren Corp.	GASDS	9,469	238,429
Westar Energy, Inc.	ELECI	10,583	213,777
WGL Holdings, Inc.	GASDS	6,127	173,149
Wisconsin Energy Corp.	ELECI	14,482	461,976
WPS Resources Corp.	ELECI	4,456	200,475
Xcel Energy, Inc.	ELECI	48,459	839,310

TOTAL COMMON STOCKS (Cost $39,732,407)			46,146,280

	Principal Amount
Repurchase Agreements (0.1%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $66,003 (Collateralized by $68,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $67,997)	$66,000	66,000

TOTAL REPURCHASE AGREEMENTS (Cost $66,000)		66,000

TOTAL INVESTMENTS SECURITIES (Cost $39,798,407) - 100.2%		46,212,280
Net other assets (liabilities) – (0.2)%		(83,334)

NET ASSETS – 100.0%		$46,128,946

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of September 30, 2004:

Industry Abbreviation	Industry	Percentage of Net Assets
ELECG	Electric – Generation	1.8%
ELECI	Electrical Components & Equipment	84.1%
GASDS	Gas	9.2%
IPTPP	Independent Power Producer	1.7%
PIPEL	Pipelines	2.8%
WATER	Water	0.5%
	Other **	(0.1)%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

ProFund VP U.S. Government Plus

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (41.5%)
Farmer Mac, 1.30%, 10/01/04	$6,714,000	$6,714,000
Federal Home Loan Bank, 1.30%, 10/01/04	6,714,000	6,714,000
Federal National Mortgage Association, 1.40%, 10/06/04	6,714,000	6,713,798

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $ 20,141,798)		20,141,798

U.S. Treasury Obligations (30.7%)
U.S. Treasury Bonds, 5.375%, 2/15/31	13,920,000	14,909,625

TOTAL U.S. TREASURY OBLIGATIONS (Cost $ 14,093,723)		14,909,625

Repurchase Agreements (27.7%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $6,712,270 (Collateralized by $6,848,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value, $6,847,676)	6,712,000	6,712,000
UMB Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $6,714,270 (Collateralized by $6,812,000 U.S. Treasury Notes, 2.25%, 4/3/06, market value $6,849,114)	6,714,000	6,714,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,426,000)		13,426,000

TOTAL INVESTMENT SECURITIES (Cost $47,661,521) - 99.9%		48,477,423
Net other assets (liabilities) – 0.1%		67,182

NET ASSETS – 100.0%		$48,544,605

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring December 2004 (Underlying face amount at value $112,188)	1	$(1,347)
Swap Agreements
	Units
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 10/31/04 (Underlying notional amount at value $46,215,328)	42,558,000	(623,770)

See accompanying notes to the financial statements.

ProFund VP Rising Rates Opportunity

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (56.3%)
Farmer Mac, 1.30%, 10/1/04	$35,970,000	$35,970,000
Federal Home Loan Bank, 1.30%, 10/1/04	35,970,000	35,970,000
Federal National Mortgage Association, 1.40%, 10/6/04	35,970,000	35,963,006

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $107,903,006)		107,903,006

Repurchase Agreements (37.5%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $35,972,449 (Collateralized by $36,693,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $36,691,266)	35,971,000	35,971,000
UMB Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $35,971,449 (Collateralized by $36,492,000 U.S. Treasury Notes 2.25%, 4/30/06, market value $36,690,822)	35,970,000	35,970,000

TOTAL REPURCHASE AGREEMENTS (Cost $71,941,000)		71,941,000

	Contracts
Options Purchased (NM)
30-year U.S. Treasury Bond Call Option expiring November 2004 @ $130	500	2,205

TOTAL OPTIONS PURCHASED (Cost $8,303)		2,205

TOTAL INVESTMENT SECURITIES (Cost $179,852,309) - 93.8%		179,846,211
Net other assets (liabilities) – 6.2%		11,806,916

NET ASSETS – 100.0%		$191,653,127

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring December 2004 (Underlying face amount at value $10,209,063)	91	$55,773
Swap Agreements
	Units
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 10/31/04 (Underlying notional amount at value $230,947,092)	(215,618,000)	2,921,726

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

ProFund VP Money Market

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (68.8%)
Farmer Mac, 1.30%, 10/1/04	$8,367,000	$8,367,000
Federal Home Loan Bank, 1.30%, 10/1/04	8,367,000	8,367,000
Federal National Mortgage Association, 1.40%, 10/6/04	8,367,000	8,365,373

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,099,373)		25,099,373

Repurchase Agreements (45.8%)
UBS Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $8,365,337 (Collateralized by $8,533,000 Federal National Mortgage Association, 1.70%, 10/1/04, market value $8,532,597)	8,365,000	8,365,000
UMB Bank, 1.45%, 10/1/04, dated 9/30/04, with a maturity value of $8,367,337 (Collateralized by $8,489,000 U.S. Treasury Notes, 2.25%, 4/30/06, market value $8,535,251)	8,367,000	8,367,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,732,000)		16,732,000

TOTAL INVESTMENT SECURITIES (Cost $41,831,373) - 114.6%		41,831,373
Net other assets (liabilities) – (14.6)%		(5,324,979)

NET ASSETS – 100.0%		$36,506,394

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

September 30, 2004

(Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of schedules of portfolio investments in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Prices are generally provided by a third party pricing service.

Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Scudder Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objectives as the Money Market ProFund. As disclosed in the latest semi- and annual report of the Portfolio, the Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued on that day, in which case the value of a futures contract purchased by a ProFund will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds will be monitored by the Advisor.

The ProFunds require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss.

PROFUNDS

Notes to Financial Statements (continued)

September 30, 2004

(Unaudited)

Joint Accounts

The ProFunds may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds to enable the ProFunds to achieve greater administrative efficiencies of such investments once purchased. Assets in the Joint Accounts are invested as directed by the Adviser in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. A ProFund is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund.

The Joint Accounts used by ProFunds held the following securities as of September 30, 2004: Farmer Mac, 1.30%, 10/1/04, market value $10,216,000, principal amount $10,216,000; Federal Home Loan Bank, 1.30%, 10/1/04, market value $10,216,000, principal amount $10,216,000; Federal National Mortgage Association, 1.40%, 10/6/04, market value $13,213,430, principal amount $13,216,000; UBS Repurchase Agreement, 1.45%, 10/1/04, market value $9,825,000, principal amount $9,825,000; UMB Repurchase Agreement, 1.45%, 10/1/04, market value $9,827,000, principal amount $9,827,000.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund segregates or earmarks cash or other assets deemed to be liquid as collateral for outstanding short sales. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

PROFUNDS

Notes to Financial Statements (continued)

September 30, 2004

(Unaudited)

Index Options and Options on Futures Contracts

The non-money market ProFunds may purchase and write options on stock indexes and stock index futures to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The non-money market ProFunds may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do

PROFUNDS

Notes to Financial Statements (continued)

September 30, 2004

(Unaudited)

not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements may be collateralized with all the securities and cash of each particular ProFund.

The non-money market ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

2. Securities Transactions

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date.

3. Concentration Risk

Each UltraSector ProFund, each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value, Large-Cap Growth, Europe 30, UltraDow 30, U.S. Government Plus, Short OTC, Short Small-Cap, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, Rising Rates Opportunity ProFund and ProFund VP Europe 30, ProFund VP U.S. Government Plus, ProFund VP Short Small-Cap, ProFund VP Short OTC and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

4. Federal Income Tax Information

At September 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

PROFUNDS

Notes to Financial Statements (continued)

September 30, 2004

(Unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$106,944,886	$—	$(2,254,209)	$(2,254,209)
Mid-Cap ProFund	65,080,680	6,782,731	(513,795)	6,268,936
Small-Cap ProFund	125,897,849	170,928	(1,750,805)	(1,579,877)
OTC ProFund	63,754,846	—	(5,218,766)	(5,218,766)
Large-Cap Value ProFund	70,832,440	206,115	(317,829)	(111,714)
Large-Cap Growth ProFund	9,561,587	373,996	(77,139)	296,857
Mid-Cap Value ProFund	39,887,482	293,008	(141,900)	151,108
Mid-Cap Growth ProFund	17,446,500	729,432	(283,081)	446,351
Small-Cap Value ProFund	143,645,078	—	(1,219,749)	(1,219,749)
Small-Cap Growth ProFund	58,777,968	—	(2,176,768)	(2,176,768)
Europe 30 ProFund	14,580,468	—	(200,930)	(200,930)
UltraBull ProFund	161,706,600	—	(31,691,508)	(31,691,508)
UltraMid-Cap ProFund	49,636,389	585,835	(236,903)	348,932
UltraSmall-Cap ProFund	142,544,969	—	(6,845,818)	(6,845,818)
UltraDow 30 ProFund	22,471,896	935,468	(211,254)	724,214
UltraOTC ProFund	566,165,521	—	(247,439,750)	(247,439,750)
UltraJapan ProFund	44,344,597	—	(1,090,597)	(1,090,597)
Bear ProFund	70,061,800	23,999	(27,249)	(3,250)
Short Small-Cap ProFund	37,393,540	—	(1,715)	(1,715)
Short OTC ProFund	40,868,613	22,535	(24,103)	(1,568)
UltraBear ProFund	119,538,600	70,780	(76,630)	(5,850)
UltraShort Mid-Cap ProFund	11,022,180	—	(840)	(840)
UltraShort Small-Cap ProFund	64,127,195	—	(1,995)	(1,995)
UltraShort Dow 30 ProFund	5,507,450	—	(681)	(681)
UltraShort OTC ProFund	230,429,400	177,851	(184,691)	(6,840)
Banks UltraSector ProFund	10,863,728	132,757	(13,345)	119,412
Basic Materials UltraSector ProFund	11,228,079	—	(87,122)	(87,122)
Biotechnology UltraSector ProFund	22,558,753	—	(380,574)	(380,574)
Consumer Cyclical UltraSector ProFund	777,596	—	(18,658)	(18,658)
Consumer Non-Cyclical UltraSector Profund	2,837,890	—	(191,506)	(191,506)
Energy UltraSector ProFund	64,193,374	3,534,684	(50,192)	3,484,492
Financial UltraSector ProFund	12,530,361	—	(258,145)	(258,145)
Healthcare UltraSector ProFund	4,811,611	—	(268,478)	(268,478)
Industrial UltraSector ProFund	7,517,594	248	(55,359)	(55,111)
Internet UltraSector ProFund	27,606,917	851,348	(271,794)	579,554
Pharmaceuticals UltraSector ProFund	8,630,798	—	(995,621)	(995,621)
Precious Metals UltraSector ProFund	67,865,000	—	—	—
Real Estate UltraSector ProFund	30,931,217	71,732	(4,766)	66,966
Semiconductor UltraSector ProFund	37,646,473	—	(9,893,034)	(9,893,034)
Technology UltraSector ProFund	8,635,713	—	(1,090,597)	(1,090,597)
Telecommunications UltraSector ProFund	10,098,307	—	(132,935)	(132,935)
Utilities UltraSector ProFund	22,391,754	435,684	(33,227)	402,457
Wireless Communications UltraSector ProFund	22,800,848	2,728,487	(43,612)	2,684,875
U.S. Government Plus ProFund	17,788,633	756,742	(100,000)	656,742
Rising Rates Opportunity ProFund	636,508,125	35,231	(50,037)	(14,806)

PROFUNDS

Notes to Financial Statements (continued)

September 30, 2004

(Unaudited)

ProFund VP Bull	298,657,878	6,709,422	(2,605,993)	4,103,429
ProFund VP Small-Cap	94,127,879	4,954,176	(3,812,366)	1,141,810
ProFund VP OTC	85,462,391	—	(582,592)	(582,592)
ProFund VP Large-Cap Value	3,226,201	74,034	(47,652)	26,382
ProFund VP Large-Cap Growth	535,058	12,346	(38,117)	(25,771)
ProFund VP Mid-Cap Value	61,878,389	845,141	(165,256)	679,885
ProFund VP Mid-Cap Growth	47,590,398	—	(1,183,054)	(1,183,054)
ProFund VP Small-Cap Value	105,638,257	569,099	(570,313)	(1,214)
ProFund VP Small-Cap Growth	147,631,436	6,652,179	(1,444,146)	5,208,033
ProFund VP Asia 30	29,716,035	671,608	(100,338)	571,270
ProFund VP Europe 30	127,567,422	8,391,056	(1,801,076)	6,589,980
ProFund VP Japan	19,363,359	—	(35,090)	(35,090)
ProFund VP UltraBull	89,540,888	—	(2,998,375)	(2,998,375)
ProFund VP UltraMid-Cap	45,009,021	701,992	(148,891)	553,101
ProFund VP UltraSmall-Cap	54,545,734	—	(3,696,373)	(3,696,373)
ProFund VP UltraOTC	118,801,060	—	(46,453,439)	(46,453,439)
ProFund VP Bear	97,738,999	61,309	(63,909)	(2,600)
ProFund VP Short Small-Cap	139,608	—	(613)	(613)
ProFund VP Short OTC	50,778,638	1,111	(2,679)	(1,568)
ProFund VP Banks	27,152,197	722,129	(55,351)	666,778
ProFund VP Basic Materials	28,487,452	970,538	(10,760)	959,778
ProFund VP Biotechnology	16,754,650	310,619	(14,350)	296,269
ProFund VP Consumer Cyclical	3,621,817	158,370	(15,445)	142,925
ProFund VP Consumer Non-Cyclical	6,153,518	—	(516,533)	(516,533)
ProFund VP Energy	97,611,169	9,959,533	(20,496)	9,939,037
ProFund VP Financial	24,297,586	1,682,808	(56,196)	1,626,612
ProFund VP Healthcare	33,772,854	304,828	(873,222)	(568,394)
ProFund VP Industrial	7,871,868	518,177	(8,425)	509,752
ProFund VP Internet	9,263,972	1,354,352	(3,410)	1,350,942
ProFund VP Pharmaceuticals	8,180,068	—	(1,541,417)	(1,541,417)
ProFund VP Precious Metals	61,212,619	—	—	—
ProFund VP Real Estate	65,149,909	4,612,847	(34,157)	4,578,690
ProFund VP Semiconductor	12,956,065	—	(1,006,400)	(1,006,400)
ProFund VP Technology	23,272,361	—	(2,467,490)	(2,467,490)
ProFund VP Telecommunications	15,285,828	—	(498,196)	(498,196)
ProFund VP Utilities	44,248,413	2,027,682	(63,815)	1,963,867
ProFund VP U.S. Government Plus	47,728,047	749,376	—	749,376
ProFund VP Rising Rates Opportunity	179,852,309	—	(6,098)	(6,098)
ProFund VP Money Market	41,831,373	—	—	—

Scudder Cash Management Portfolio

Investment Portfolio as of September 30, 2004 (Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 19.2%
ABN AMRO Bank NV:
1.17%, 1/3/2005	70,000,000	70,000,000
1.2%, 10/19/2004	30,000,000	30,000,447
Alliance & Leicester PLC, 1.245%, 10/27/2004	75,000,000	74,997,576
American Express Centurion Bank, 1.88%, 1/26/2005	116,750,000	116,742,365
Bank of America NA, 1.75%, 12/16/2004	50,000,000	50,000,000
Barclays Bank PLC:
1.21%, 10/19/2004	65,000,000	64,995,959
1.27%, 1/12/2005	50,000,000	50,000,657
1.92%, 3/7/2005	50,000,000	50,000,000
BNP Paribas, 1.55%, 10/22/2004	64,000,000	63,995,814
Calyon:
1.2%, 12/31/2004	100,000,000	100,000,000
1.27%, 12/31/2004	20,000,000	20,000,943
1.48%, 10/6/2004	75,000,000	75,000,000
Citibank New York NA, 1.64%, 11/5/2004	135,000,000	135,000,000
Credit Suisse First Boston, 1.65%, 10/26/2004	200,000,000	200,000,000
Depfa Bank Europe PLC:
1.66%, 11/15/2004	65,000,000	65,000,000
2.06%, 3/24/2005	50,000,000	50,000,000
HBOS Treasury Services PLC:
1.65%, 11/5/2004	40,000,000	40,000,000
1.76%, 2/9/2005	40,000,000	40,001,443
HSBC Bank USA:
1.32%, 1/18/2005	50,000,000	50,000,000
1.6%, 11/10/2004	60,000,000	60,000,000
Landesbank Hessen-Thueringen Girozentrale, 1.26%, 10/28/2004	50,000,000	49,990,965
National Australia Bank Ltd., 1.28%, 1/13/2005	40,000,000	40,000,000
Northern Rock PLC:
1.55%, 10/15/2004	75,000,000	75,000,000
1.55%, 10/22/2004	75,000,000	75,000,000
Societe Generale:
1.185%, 1/4/2005	20,000,000	20,000,000
1.65%, 11/22/2004	50,000,000	50,000,000
1.85%, 2/17/2005	75,000,000	74,991,367
Toronto Dominion Bank, 1.14%, 12/30/2004	25,000,000	25,000,000
UniCredito Italiano SpA:
1.75%, 12/7/2004	50,000,000	50,000,000
2.01%, 3/21/2005	100,000,000	99,980,252
US Bank NA:
1.2%, 3/28/2005	30,000,000	29,888,696
1.85%, 1/26/2005	50,000,000	49,996,781
Wells Fargo Bank NA, 1.79%, 11/8/2004	188,550,000	188,550,000

Total Certificates of Deposit and Bank Notes (Cost $2,234,133,265)		2,234,133,265

US Government Sponsored Agencies 3.9%
Federal Home Loan Bank, 1.65%, 10/1/2004	10,372,000	10,372,000
Federal Home Loan Mortgage Corp.:
1.4%**, 1/11/2005	25,000,000	24,900,834
1.5%, 2/14/2005	50,000,000	50,000,000
1.51%**, 10/29/2004	50,000,000	49,941,278
Series RB, 1.6%**, 11/9/2004	20,000,000	19,965,333
1.64%**, 12/1/2004	50,000,000	49,861,055
1.64%**, 12/6/2004	35,000,000	34,894,767
Federal National Mortgage Association:
1.62%**, 11/3/2004	60,000,000	59,910,900
1.64%, 1/4/2005	90,000,000	90,000,000
1.75%, 5/23/2005	66,300,000	66,300,000

Total US Government Sponsored Agencies (Cost $456,146,167)		456,146,167
Floating Rate Notes* 25.9%
Abbey National Treasury Services PLC, 1.653%, 12/8/2004	130,000,000	129,992,682
American Express Centurion Bank, 1.65%, 9/1/2005	50,000,000	50,017,426
American Express Credit Corp., 1.746%, 10/5/2005	45,000,000	45,047,969
American Honda Finance Corp.:
144A, 1.583%, 10/22/2004	50,000,000	50,000,000
144A, 2.061%, 11/15/2004	35,000,000	35,017,228
Banco Bilbao Vizcaya SA, 1.73%, 6/1/2005	60,000,000	59,996,259
Bank of America NA, 1.82%, 12/9/2004	260,000,000	260,000,000
Beta Finance, Inc., 1.693%, 10/12/2004	50,000,000	49,999,851
Canadian Imperial Bank of Commerce:
1.65%, 11/8/2004	50,000,000	49,999,780
1.689%, 11/8/2004	55,000,000	55,000,359
1.78%, 5/31/2005	100,000,000	99,981,975
Credit Suisse First Boston, 1.87%, 9/9/2005	50,000,000	50,010,118
Depfa Bank Europe PLC, 1.86%, 9/15/2005	32,000,000	32,000,000
Dorada Finance, Inc., 144A, 1.766%, 10/20/2004	20,000,000	19,999,903
Federal Home Loan Mortgage Corp.:
1.538%, 10/7/2005	100,000,000	100,000,000
1.665%, 11/7/2005	50,000,000	50,000,000
Federal National Mortgage Association, 1.74%, 12/9/2005	15,000,000	14,989,156
General Electric Capital Corp.:
1.86%, 10/25/2004	60,000,000	60,009,984
2.005%, 3/15/2005	25,000,000	25,018,478
2.075%, 5/12/2005	25,000,000	25,023,185
2.16%, 9/23/2005	100,000,000	100,338,516
Household Finance Corp.:
3.041%, 12/16/2004	40,000,000	40,128,806
3.38%, 12/16/2004	80,000,000	80,357,606
Links Finance LLC, 144A, 1.77%, 1/18/2005	45,000,000	45,006,008
Marshall & Ilsley Corp., 1.61%, 11/2/2004	10,000,000	9,999,908
Merrill Lynch & Co., Inc.:
1.696%, 2/3/2009	35,000,000	35,000,000
1.91%, 1/13/2005	55,000,000	55,056,635
Morgan Stanley:
1.15%, 3/25/2005	80,000,000	80,000,000
1.19%, 1/5/2005	35,000,000	35,000,000
1.63%, 1/6/2005	50,000,000	50,000,000
1.82%, 2/18/2005	25,000,000	25,000,000
1.83%, 5/24/2005	100,000,000	100,000,000
1.9%, 4/19/2005	61,000,000	61,000,000
2.15%, 12/13/2004	41,500,000	41,526,683
Natexis Banque Populaires:
1.783%, 10/20/2004	60,000,000	59,999,370
1.95%, 12/13/2004	40,000,000	39,997,985
Nordea Bank Finland PLC, 1.754%, 12/20/2004	30,000,000	29,998,719
Pfizer, Inc., 144A, 1.748%, 10/7/2005	70,000,000	70,000,000
Rabobank Nederland New York, 1.82%, 3/2/2005	40,000,000	40,003,250

Royal Bank of Scotland PLC, 1.76%, 9/29/2005	70,000,000	69,969,529
Societe Generale:
1.59%, 10/1/2004	100,000,000	100,000,000
1.629%, 12/6/2004	90,000,000	89,995,468
1.676%, 12/10/2004	150,000,000	149,989,862
1.778%, 11/30/2004	30,000,000	29,998,634
1.78%, 5/31/2005	50,000,000	49,990,888
SunTrust Bank NA, 1.81%, 4/1/2005	60,000,000	59,996,880
Swedbank AB, 1.7%, 10/12/2004	125,000,000	124,999,428
US Bank NA, 1.621%, 1/4/2005	35,000,000	34,996,675
Westpac Banking Corp., 1.79%, 9/9/2005	40,000,000	39,988,723

Total Floating Rate Notes (Cost $3,010,443,926)		3,010,443,926
Commercial Paper 27.6%
Blue Ridge Asset Funding, 1.77%**, 10/20/2004	50,000,000	49,953,292
British Transco Capital, Inc., 1.77%**, 10/15/2004	35,000,000	34,975,908
Cancara Asset Securitization LLC, 1.78%**, 10/20/2004	15,062,000	15,047,850
CC (USA), Inc.:
1.6%**, 10/26/2004	50,000,000	49,944,444
1.92%**, 3/2/2005	51,000,000	50,586,560
CIT Group, Inc.:
1.26%**, 10/12/2004	25,000,000	24,990,375
1.55%**, 11/29/2004	20,000,000	19,949,194
1.96%**, 3/21/2005	28,055,000	27,793,808
Citigroup Global Markets Holdings, Inc., 1.78%**, 11/2/2004	150,000,000	149,762,667
Credit Suisse First Boston, 1.65%, 11/16/2004	75,000,000	74,841,875
Danske Corp., 1.51%**, 11/23/2004	49,250,000	49,140,515
Depfa Bank Europe PLC, 1.18%**, 11/19/2004	25,000,000	24,959,847
Dorada Finance, Inc., 1.55%**, 10/15/2004	49,000,000	48,970,464
Falcon Asset Securitization Corp.:
1.7%**, 10/8/2004	24,483,000	24,474,907
1.88%**, 10/1/2004	10,765,000	10,765,000
General Electric Capital Corp.:
1.5%**, 11/17/2004	25,000,000	24,951,042
1.88%**, 2/1/2005	157,000,000	155,991,536
Giro Funding US Corp.:
1.61%**, 11/8/2004	35,000,000	34,940,519
1.68%**, 10/7/2004	15,000,000	14,995,800
1.75%**, 10/15/2004	90,193,000	90,131,619
Grampian Funding Ltd.:
1.52%**, 11/22/2004	83,000,000	82,817,769
1.68%**, 12/13/2004	95,000,000	94,676,367
2.04%**, 3/22/2005	140,000,000	138,635,466
Greyhawk Funding LLC:
1.61%**, 11/8/2004	44,000,000	43,925,224
1.7%**, 10/7/2004	22,000,000	21,993,767
1.77%**, 11/5/2004	75,000,000	74,870,938
1.8%**, 10/13/2004	150,000,000	149,910,000
Hewlett Packard Co., 1.61%, 10/28/2004	25,000,000	24,969,813
Irish Life and Permanent PLC:
1.61%**, 10/27/2004	75,000,000	74,912,792
1.92%**, 3/1/2005	35,000,000	34,718,133
2.0%**, 3/8/2005	18,000,000	17,842,000
Jupiter Securitization Corp.:
1.78%**, 10/18/2004	53,595,000	53,549,950
1.78%**, 10/20/2004	130,000,000	129,877,872
1.8%**, 10/28/2004	65,000,000	64,912,250
1.8%**, 11/1/2004	35,000,000	34,945,750
K2 (USA) LLC:
1.51%**, 11/30/2004	20,900,000	20,847,402
1.55%**, 10/15/2004	30,200,000	30,181,796
1.6%**, 10/25/2004	33,000,000	32,964,800
1.87%**, 1/28/2005	40,000,000	39,752,744

1.93%**, 2/23/2005	25,300,000	25,103,328
2.0%**, 3/14/2005	32,000,000	31,708,444
2.01%**, 2/28/2005	27,400,000	27,170,525
KFW International Finance Inc., 1.23%**, 11/10/2004	35,000,000	34,952,167
Lake Constance Funding LLC, 1.72%**, 10/13/2004	58,000,000	57,966,747
Liberty Street Funding Corp., 1.78%**, 10/25/2004	25,000,000	24,970,333
Northern Rock PLC, 1.75%**, 12/1/2004	24,423,000	24,350,579
Park Avenue Receivables Corp., 1.7%**, 10/8/2004	89,000,000	88,970,581
Perry Global Funding LLC, 1.79%**, 10/27/2004	12,405,000	12,388,963
Preferred Receivables Funding, 1.78%**, 10/8/2004	165,000,000	164,942,892
Province of Quebec, 1.45%**, 1/11/2005	50,000,000	49,794,583
RWE AG, 1.56%**, 10/18/2004	22,000,000	21,983,793
Scaldis Capital LLC:
1.52%**, 11/24/2004	20,037,000	19,991,316
1.53%**, 11/16/2004	17,468,000	17,433,850
1.75%**, 12/2/2004	29,000,000	28,912,597
1.78%**, 10/20/2004	45,000,000	44,957,725
1.93%**, 2/18/2005	29,927,000	29,702,381
Sheffield Receivables Corp.:
1.53%**, 11/19/2004	35,000,000	34,927,112
1.75%**, 10/15/2004	130,000,000	129,911,528
Spintab Swedmortgage, 1.745%**, 12/2/2004	75,000,000	74,774,604
Svenska Handlesbanken, Inc., 1.175%**, 10/19/2004	125,000,000	124,926,563

Total Commercial Paper (Cost $3,213,312,666)		3,213,312,666
Short Term Notes 3.1%
Bear Stearns & Co., Inc.:
1.9%*, 3/31/2005	210,000,000	210,000,000
2.03%*, 3/31/2005	150,000,000	150,000,000

Total Short Term Notes (Cost $360,000,000)		360,000,000
Funding Agreements 2.6%
GE Capital Assurance Co.:
1.769%*, 1/25/2005	75,000,000	75,000,000
2.1%*, 9/1/2005	60,000,000	60,000,000
New York Life Insurance Co., 2.0%*, 9/20/2005	60,000,000	60,000,000
Security Life of Denver, 1.78%*, 1/31/2005	50,000,000	50,000,000
Travelers Insurance Co.:
1.68%*, 4/1/2005	30,000,000	30,000,000
1.74%*, 1/27/2005	30,000,000	30,000,000

Total Funding Agreements (Cost $305,000,000)		305,000,000
Asset Backed 0.4%
Nissan Auto Receivables Owners Trust, “1A1”, Series 2004-A, 1.07%, 3/15/2005	1,382,111	1,382,111
Permanent Financing PLC, “1A”, Series 4, 1.69%*, 3/10/2005	50,000,000	50,000,000

Total Asset Backed (Cost $51,382,111)		51,382,111
Promissory Notes 4.9%
Goldman Sachs Group, Inc.:
1.25%, 10/25/2004	250,000,000	250,000,000
1.26%, 11/8/2004	40,000,000	40,000,000
1.31%, 11/24/2004	75,000,000	75,000,000
1.94%*, 5/26/2005	200,000,000	200,000,000

Total Promissory Notes (Cost $565,000,000)		565,000,000

Time Deposit 5.6%
Banco Bilbao Vizcaya SA, 1.83%, 10/6/2004	100,000,000	100,000,000
ING Belgium NV, 2.0%, 10/1/2004	100,000,000	100,000,000
KBC Bank NV, 2.0%, 10/1/2004	100,000,000	100,000,000
Wells Fargo Bank, 1.969%, 10/1/2004	357,371,892	357,371,892

Total Time Deposit (Cost $657,371,892)		657,371,892
Repurchase Agreements 4.4%
Credit Suisse First Boston Corp., 1.76%, dated 09/30/2004, to be repurchased at $11,059,564 on 10/01/2004 (a)	11,059,023	11,059,023
Goldman Sachs Co., Inc., 1.81%, dated 09/27/2004, to be repurchased at $183,564,582 on 10/04/2004 (b)	183,500,000	183,500,000
Goldman Sachs Co., Inc., 1.82%, dated 09/29/2004, to be repurchased at $150,053,083 on 10/06/2004 (b)	150,000,000	150,000,000
JPMorgan Chase, Inc., 1.70%, dated 09/30/2004, to be repurchased at $25,001,181 on 10/01/2004 (c)	25,000,000	25,000,000
JPMorgan Chase, Inc., 1.91%, dated 09/30/2004, to be repurchased at $137,070,851 on 10/01/2004 (d)	137,063,579	137,063,579

Total Repurchase Agreements (Cost $506,622,602)		506,622,602

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $11,359,412,629)	97.6	11,359,412,629
Other Assets and Liabilities, Net	2.4	284,868,198

Net Assets	100.0	11,644,280,827

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.

**	Annualized yield at time of purchase; not a coupon rate.

***	Rate shown is annualized seven-day yield at period end,

(a)	Collateralized by a 12,485,000 of US Treasury Bond Strip securities, maturing on 2/15/2008 with a value of $11,283,818.

(b)	Collateralized by 361,462,632 of Federal National Mortgage Association securities, with various coupon rates from 3.813% to 6.0%, with various matures of 5/1/2024 to 9/1/2034 with a value of $341,170,001.

(c)	Collateralized by 24,565,000 of Federal Home Loan Mortgage Corp. securities, with various coupon rates from Zero Coupon to 5.75%, with various matures of 2/18/2008 to 6/1/2017 with a value of $26,500,809.

(d)	Collateralized by 497,858,845 of Federal National Mortgage Association Strip securities, with various coupon rates from Zero Coupon to 5.5%, with various matures of 7/1/2031 to 8/1/2034 with a value of $141,176,639.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Additional Information:

As of September 30, 2004 the Money Market ProFund had a proportional ownership interest in the Scudder Cash Management Portfolio of 6%.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets, Treasurer

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg Louis M. Mayberg, President

Date	November 29, 2004

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets, Treasurer

Date	November 29, 2004

*	Print the name and title of each signing officer under his or her signature.